UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II

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(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116

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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497

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Date of fiscal year end: 8/31

Date of reporting period: 2/29/20

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared ten semiannual reports to shareholders including thirty-nine funds for the period ended February 29, 2020. The first report applies to Alternative Asset Allocation Fund, the second report applies to Blue Chip Growth Fund, the third report applies to Equity Income Fund, the fourth report applies to Fundamental Global Franchise Fund, the fifth report applies to Global Equity Fund, the sixth report applies to Income Allocation Fund, the seventh report applies to Small Cap Value Fund, the eighth report applies to 11 Multi-Index Lifetime Portfolios, the ninth report applies to 10 Multi-Index Preservation Portfolios, the tenth report applies to 11 Multimanager Lifetime Portfolios of the Registrant.

John Hancock

Alternative Asset Allocation Fund

Semiannual report 2/29/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R2, Class R4, and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets were on pace to deliver strong returns during the 6 months ended February 29, 2020, until heightened fears over the coronavirus (COVID-19) sent the markets skidding during the last week of the period. Prior to the turbulence, investors benefited from a combination of low inflation, accommodative central bank policy, healthy fundamentals, and corporate buybacks of stock. Investors in non-U.S. equities also saw strong gains, fueled in part by similarly supportive monetary policy and some signs of strength in developing markets. In an environment of low inflation and declining interest rates, bonds were also faring well.

However, the COVID-19 pandemic and plummeting oil prices put an end to all that good news. Shortly after period end, the U.S. Federal Reserve lowered interest rates and lawmakers embarked on a plan to launch major fiscal stimulus to support the economy.

After the longest bull market in U.S. history, we're now in bear market territory. Indeed, the spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Alternative Asset Allocation Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund's investments
10	Financial statements
13	Financial highlights
19	Notes to financial statements
29	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/2020 (%)

Class A shares (without sales charge)
HFRX Global Hedge Fund Index
Morningstar multialternative fund category average
–0.71
1.96
–0.82
2.36
4.60
1.29
2.03
1.50
1.16
1.57
0.63
0.27
3.27
0.98
1.55
6 month (cumulative)
1 year
3 year
5 year
10 year

The HFRX Global Hedge Fund Index is composed of all eligible hedge fund strategies including four principal strategies: equity hedge, event driven, macro/managed futures, and relative value arbitrage.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus. The fund recently experienced negative short-term performance due to market volatility associated with the COVID-19 pandemic.

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       2

Portfolio summary

ASSET ALLOCATION AS OF 2/29/2020 (%)

Affiliated investment companies	72.4
Alternative investment approaches	33.5
Absolute return strategies	32.5
Alternative markets	6.4
Unaffiliated investment companies	26.5
Alternative investment approaches	11.2
Absolute return strategies	11.2
Alternative markets	4.1
Short-term investments and other	1.1

As a percentage of net assets.

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus and "Subsequent events" section in the Notes to financial statements.

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 29, 2020

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year[1]	6-month	5-year	10-year[1]
Class A	-2.76	0.53	2.74	-5.68	2.67	31.09
Class C2	0.67	0.87	2.65	-2.01	4.42	29.89
Class I2,3	2.73	1.89	3.59	-0.49	9.82	42.26
Class R2[2,3]	2.27	1.47	3.16	-0.73	7.58	36.54
Class R4[2,3]	2.52	1.73	3.37	-0.62	8.95	39.27
Class R6[2,3]	2.84	2.00	3.62	-0.45	10.40	42.70
Index †	4.60	0.63	0.98	1.96	3.20	10.26

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the fund invests. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6
Gross (%)	1.78	2.48	1.48	1.87	1.72	1.37
Net (%)	1.70	2.40	1.40	1.79	1.54	1.29

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the HFRX Global Hedge Fund Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       4

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Alternative Asset Allocation Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the HFRX Global Hedge Fund Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,.4	2-28-10	12,989	12,989	11,026
Class I2,3	2-28-10	14,226	14,226	11,026
Class R2[2,3]	2-28-10	13,654	13,654	11,026
Class R4[2,3]	2-28-10	13,927	13,927	11,026
Class R6[2,3]	2-28-10	14,270	14,270	11,026

The HFRX Global Hedge Fund Index is composed of all eligible hedge fund strategies, including four principal strategies: equity hedge, event driven, macro/managed futures, and relative value arbitrage.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Performance information prior to 12-20-10 reflects an allocation to a different mix of underlying funds, and would have been different if the fund's investments had been allocated to its current mix of underlying funds.
2	Class C shares were first offered on 6-14-11; Class I shares were first offered on 12-31-10; Class R2 shares were first offered on 3-1-12; Class R4 shares were first offered on 6-27-13; Class R6 shares were first offered on 9-1-11. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors, as described in the fund's prospectus.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2019, with the same investment held until February 29, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2019, with the same investment held until February 29, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2019	Ending value on 2-29-2020	Expenses paid during period ended 2-29-2020[1]	Annualized expense ratio[2]
Class A	Actual expenses/actual returns	$1,000.00	$ 992.90	$3.27	0.66%
	Hypothetical example	1,000.00	1,021.60	3.32	0.66%
Class C	Actual expenses/actual returns	1,000.00	989.60	6.73	1.36%
	Hypothetical example	1,000.00	1,018.10	6.82	1.36%
Class I	Actual expenses/actual returns	1,000.00	995.10	1.79	0.36%
	Hypothetical example	1,000.00	1,023.10	1.81	0.36%
Class R2	Actual expenses/actual returns	1,000.00	992.70	3.72	0.75%
	Hypothetical example	1,000.00	1,021.10	3.77	0.75%
Class R4	Actual expenses/actual returns	1,000.00	993.80	2.48	0.50%
	Hypothetical example	1,000.00	1,022.40	2.51	0.50%
Class R6	Actual expenses/actual returns	1,000.00	995.50	1.24	0.25%
	Hypothetical example	1,000.00	1,023.60	1.26	0.25%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
[2]	Ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on mixed of underlying funds held by the fund.
SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	7

Fund’s investments
AS OF 2-29-20 (unaudited)
	Shares	Value
Affiliated investment companies (A) 72.4%		$387,667,674
(Cost $387,159,226)
Absolute return strategies 32.5%		174,163,387
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	2,522,368	23,382,349
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	3,378,538	32,366,397
Credit Suisse Managed Futures Strategy Fund (B)	2,656,220	24,543,473
Diversified Macro, Class NAV, JHIT (Graham)	4,554,558	41,264,299
Multi-Asset Absolute Return, Class NAV, JHF II (NIMNAI)	5,755,675	52,606,869
Alternative investment approaches 33.5%		179,325,949
Seaport Long/Short, Class NAV, JHIT (Wellington)	6,538,507	75,650,521
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	4,387,528	41,813,142
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (C)	5,792,349	61,862,286
Alternative markets 6.4%		34,178,338
Infrastructure, Class NAV, JHIT (Wellington)	1,952,333	25,106,997

Invesco DB Gold Fund (B)	194,372	9,071,341
Unaffiliated investment companies 26.5%		$142,144,102
(Cost $140,017,264)
Absolute return strategies 11.2%		59,841,817
IQ Merger Arbitrage ETF (D)	613,755	20,229,365
The Arbitrage Fund, Class I	2,967,225	39,612,452
Alternative investment approaches 11.2%		60,134,602
JPMorgan Hedged Equity Fund	2,924,835	60,134,602
Alternative markets 4.1%		22,167,683
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	1,046,640	14,809,956
Vanguard Real Estate ETF	84,252	7,357,727

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.1%				$5,689,207
(Cost $5,688,949)
U.S. Government 1.1%				5,629,310
U.S. Treasury Bill	1.515	03-05-20	5,630,000	5,629,310

8	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Short-term funds 0.0%			59,897
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.5386(E)	59,897	59,897

Total investments (Cost $532,865,439) 100.0%	$535,500,983
Other assets and liabilities, net 0.0%	235,130
Total net assets 100.0%	$535,736,113

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to financial statements.
(C)	The subadvisor is an affiliate of the advisor.
(D)	Non-income producing.
(E)	The rate shown is the annualized seven-day yield as of 2-29-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 2-29-20, the aggregate cost of investments for federal income tax purposes was $543,812,299. Net unrealized depreciation aggregated to $8,311,316, of which $5,200,227 related to gross unrealized appreciation and $13,511,543 related to gross unrealized depreciation.
Subadvisors of Affiliated Underlying Funds
First Quadrant, L.P.	(First Quadrant)
Graham Capital Management, L.P.	(Graham)
Manulife Investment Management (US) LLC	(MIM US)
Nordea Investment Management North America, Inc.	(NIMNAI)
Stone Harbor Investment Partners LP	(Stone Harbor)
Unigestion (UK) Limited	(Unigestion)
Wellington Management Company LLP	(Wellington)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	9

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-29-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $145,706,213)	$147,833,309
Affiliated investments, at value (Cost $387,159,226)	387,667,674
Total investments, at value (Cost $532,865,439)	535,500,983
Dividends and interest receivable	242,078
Receivable for fund shares sold	935,787
Receivable for investments sold	1,139,227
Receivable for securities lending income	20
Receivable from affiliates	9,033
Other assets	67,469
Total assets	537,894,597
Liabilities
Due to custodian	63,187
Payable for investments purchased	241,628
Payable for fund shares repurchased	1,717,081
Payable to affiliates
Accounting and legal services fees	13,960
Transfer agent fees	49,133
Distribution and service fees	593
Trustees' fees	1,110
Other liabilities and accrued expenses	71,792
Total liabilities	2,158,484
Net assets	$535,736,113
Net assets consist of
Paid-in capital	$590,773,573
Total distributable earnings (loss)	(55,037,460)
Net assets	$535,736,113

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($67,096,312 ÷ 4,764,204 shares)[1]	$14.08
Class C ($36,775,371 ÷ 2,600,800 shares)[1]	$14.14
Class I ($409,904,718 ÷ 29,101,632 shares)	$14.09
Class R2 ($1,368,027 ÷ 97,234 shares)	$14.07
Class R4 ($87,730 ÷ 6,223 shares)	$14.10
Class R6 ($20,503,955 ÷ 1,455,569 shares)	$14.09
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.82

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
10	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  2-29-20 (unaudited)

Investment income
Income distributions received from affiliated investments	$4,606,637
Dividends	695,116
Interest	52,443
Securities lending	8,916
Total investment income	5,363,112
Expenses
Investment management fees	981,422
Distribution and service fees	310,195
Accounting and legal services fees	50,541
Transfer agent fees	330,144
Trustees' fees	5,171
Custodian fees	24,675
State registration fees	45,447
Printing and postage	39,267
Professional fees	28,277
Other	26,952
Total expenses	1,842,091
Less expense reductions	(549,347)
Net expenses	1,292,744
Net investment income	4,070,368
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	150,321
Affiliated investments	(4,513,541)
Capital gain distributions received from unaffiliated investments	780,190
Capital gain distributions received from affiliated investments	9,639,956
6,056,926
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(1,534,710)
Affiliated investments	(11,380,879)
(12,915,589)
Net realized and unrealized loss	(6,858,663)
Decrease in net assets from operations	$(2,788,295)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	11

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19
Increase (decrease) in net assets
From operations
Net investment income	$4,070,368	$11,584,852
Net realized gain (loss)	6,056,926	(8,139,442)
Change in net unrealized appreciation (depreciation)	(12,915,589)	13,005,662
Increase (decrease) in net assets resulting from operations	(2,788,295)	16,451,072
Distributions to shareholders
From earnings
Class A	(2,347,118)	(1,639,841)
Class C	(1,030,673)	(598,120)
Class I	(15,281,356)	(9,760,461)
Class R2	(44,843)	(43,758)
Class R4	(1,208)	(4,113)
Class R6	(800,607)	(649,346)
Total distributions	(19,505,805)	(12,695,639)
From fund share transactions	(9,626,003)	(119,232,261)
Total decrease	(31,920,103)	(115,476,828)
Net assets
Beginning of period	567,656,216	683,133,044
End of period	$535,736,113	$567,656,216
12	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$14.66	$14.51	$14.55	$13.96	$14.12	$15.35
Net investment income[2,3]	0.09	0.25	0.13	0.10	0.22	0.19
Net realized and unrealized gain (loss) on investments	(0.18)	0.17	0.01	0.60	— [4]	(0.81)
Total from investment operations	(0.09)	0.42	0.14	0.70	0.22	(0.62)
Less distributions
From net investment income	(0.27)	(0.17)	(0.11)	(0.08)	(0.21)	(0.19)
From net realized gain	(0.22)	(0.10)	(0.07)	(0.03)	(0.17)	(0.42)
Total distributions	(0.49)	(0.27)	(0.18)	(0.11)	(0.38)	(0.61)
Net asset value, end of period	$14.08	$14.66	$14.51	$14.55	$13.96	$14.12
Total return (%)[5,6]	(0.71) [7]	3.05	0.95	5.03	1.60	(4.14)
Ratios and supplemental data
Net assets, end of period (in millions)	$67	$73	$95	$136	$278	$404
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	0.85 [9]	0.77	0.72	0.72	0.73	0.70
Expenses including reductions[8]	0.66 [9]	0.64	0.59	0.59	0.59	0.56
Net investment income[3]	1.27 [9]	1.73	0.86	0.71	1.56	1.29
Portfolio turnover (%)	25	39	18	10	17	45

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[9]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	13

CLASS C SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$14.67	$14.51	$14.56	$13.97	$14.12	$15.35
Net investment income[2,3]	0.04	0.15	0.02	— [4]	0.12	0.09
Net realized and unrealized gain (loss) on investments	(0.18)	0.18	0.01	0.60	0.01	(0.82)
Total from investment operations	(0.14)	0.33	0.03	0.60	0.13	(0.73)
Less distributions
From net investment income	(0.17)	(0.07)	(0.01)	—	(0.11)	(0.08)
From net realized gain	(0.22)	(0.10)	(0.07)	(0.01)	(0.17)	(0.42)
Total distributions	(0.39)	(0.17)	(0.08)	(0.01)	(0.28)	(0.50)
Net asset value, end of period	$14.14	$14.67	$14.51	$14.56	$13.97	$14.12
Total return (%)[5,6]	(1.04) [7]	2.37	0.19	4.30	0.94	(4.83)
Ratios and supplemental data
Net assets, end of period (in millions)	$37	$42	$57	$72	$99	$135
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	1.55 [9]	1.47	1.42	1.42	1.43	1.41
Expenses including reductions[8]	1.36 [9]	1.34	1.29	1.29	1.29	1.26
Net investment income[3]	0.55 [9]	1.02	0.17	— [10]	0.85	0.59
Portfolio turnover (%)	25	39	18	10	17	45

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[9]	Annualized.
[10]	Less than 0.005%.
14	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$14.68	$14.53	$14.58	$13.99	$14.15	$15.37
Net investment income[2,3]	0.11	0.29	0.17	0.14	0.26	0.24
Net realized and unrealized gain (loss) on investments	(0.17)	0.18	— [4]	0.60	— [4]	(0.81)
Total from investment operations	(0.06)	0.47	0.17	0.74	0.26	(0.57)
Less distributions
From net investment income	(0.31)	(0.22)	(0.15)	(0.12)	(0.25)	(0.23)
From net realized gain	(0.22)	(0.10)	(0.07)	(0.03)	(0.17)	(0.42)
Total distributions	(0.53)	(0.32)	(0.22)	(0.15)	(0.42)	(0.65)
Net asset value, end of period	$14.09	$14.68	$14.53	$14.58	$13.99	$14.15
Total return (%)[5]	(0.49) [6]	3.39	1.18	5.34	1.93	(3.80)
Ratios and supplemental data
Net assets, end of period (in millions)	$410	$423	$510	$495	$433	$532
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	0.55 [8]	0.49	0.42	0.40	0.42	0.39
Expenses including reductions[7]	0.36 [8]	0.35	0.30	0.28	0.28	0.24
Net investment income[3]	1.57 [8]	2.04	1.16	1.01	1.88	1.63
Portfolio turnover (%)	25	39	18	10	17	45

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	15

CLASS R2 SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$14.64	$14.49	$14.53	$13.95	$14.11	$15.33
Net investment income[2,3]	0.08	0.24	0.11	0.08	0.20	0.14
Net realized and unrealized gain (loss) on investments	(0.17)	0.17	0.01	0.60	0.01	(0.79)
Total from investment operations	(0.09)	0.41	0.12	0.68	0.21	(0.65)
Less distributions
From net investment income	(0.26)	(0.16)	(0.09)	(0.07)	(0.20)	(0.15)
From net realized gain	(0.22)	(0.10)	(0.07)	(0.03)	(0.17)	(0.42)
Total distributions	(0.48)	(0.26)	(0.16)	(0.10)	(0.37)	(0.57)
Net asset value, end of period	$14.07	$14.64	$14.49	$14.53	$13.95	$14.11
Total return (%)[4]	(0.73) [5]	2.95	0.85	4.87	1.51	(4.31)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$2	$3	$4	$7	$2
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	0.94 [7]	0.87	0.83	0.82	0.81	1.02
Expenses including reductions[6]	0.75 [7]	0.74	0.70	0.69	0.67	0.69
Net investment income[3]	1.04 [7]	1.67	0.78	0.60	1.43	1.02
Portfolio turnover (%)	25	39	18	10	17	45

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[7]	Annualized.
16	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$14.69	$14.54	$14.58	$13.99	$14.15	$15.36
Net investment income[2,3]	0.05	0.27	0.15	0.12	0.14	0.20
Net realized and unrealized gain (loss) on investments	(0.13)	0.18	0.01	0.60	0.10	(0.80)
Total from investment operations	(0.08)	0.45	0.16	0.72	0.24	(0.60)
Less distributions
From net investment income	(0.29)	(0.20)	(0.13)	(0.10)	(0.23)	(0.19)
From net realized gain	(0.22)	(0.10)	(0.07)	(0.03)	(0.17)	(0.42)
Total distributions	(0.51)	(0.30)	(0.20)	(0.13)	(0.40)	(0.61)
Net asset value, end of period	$14.10	$14.69	$14.54	$14.58	$13.99	$14.15
Total return (%)[4]	(0.62) [5]	3.22	1.10	5.18	1.79	(3.99)
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$— [6]	$1	$5	$4	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	0.79 [8]	0.73	0.67	0.66	0.67	2.23
Expenses including reductions[7]	0.50 [8]	0.50	0.44	0.44	0.43	0.40
Net investment income[3]	0.65 [8]	1.76	1.05	0.85	1.00	1.44
Portfolio turnover (%)	25	39	18	10	17	45

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	17

CLASS R6 SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$14.69	$14.54	$14.58	$13.99	$14.15	$15.39
Net investment income[2,3]	0.12	0.32	0.18	0.16	0.21	0.24
Net realized and unrealized gain (loss) on investments	(0.17)	0.16	0.02	0.60	0.07	(0.81)
Total from investment operations	(0.05)	0.48	0.20	0.76	0.28	(0.57)
Less distributions
From net investment income	(0.33)	(0.23)	(0.17)	(0.14)	(0.27)	(0.25)
From net realized gain	(0.22)	(0.10)	(0.07)	(0.03)	(0.17)	(0.42)
Total distributions	(0.55)	(0.33)	(0.24)	(0.17)	(0.44)	(0.67)
Net asset value, end of period	$14.09	$14.69	$14.54	$14.58	$13.99	$14.15
Total return (%)[4]	(0.45) [5]	3.49	1.34	5.45	2.05	(3.74)
Ratios and supplemental data
Net assets, end of period (in millions)	$21	$26	$18	$15	$16	$9
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	0.44 [7]	0.37	0.32	0.31	0.32	0.34
Expenses including reductions[6]	0.25 [7]	0.24	0.20	0.18	0.17	0.13
Net investment income[3]	1.63 [7]	2.23	1.26	1.11	1.52	1.66
Portfolio turnover (%)	25	39	18	10	17	45

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[7]	Annualized.
18	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Alternative Asset Allocation Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.
The fund operates as a “fund of funds", investing in affiliated underlying funds of the Trust, other series of the Trust, other funds in John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The accounting policies of the John Hancock underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in affiliated underlying funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality,
SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	19

coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 29, 2020, by major security category or type:
	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Affiliated investment companies	$387,667,674	$387,667,674	—	—
Unaffiliated investment companies	142,144,102	142,144,102	—	—
Short-term investments	5,689,207	59,897	$5,629,310	—
Total investments in securities	$535,500,983	$529,871,673	$5,629,310	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off
20	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT

interest receivable when the collection of all or a portion of interest has become doubtful. Income and capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the SEC as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of February 29, 2020, there were no securities on loan.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 29, 2020, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 29, 2020 were $1,698.
SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	21

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2019, the fund has a short-term capital loss carryforward of $12,132,478 and a long-term capital loss carryforward of $32,016,353 available to offset future net realized capital gains.These carryforwards do not expire.
As of August 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
22	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).
Management fee. The fund pays the Advisor a management fee for its services to the fund. Manulife Investment Management (US) LLC, a division of Manulife Asset Management (US) LLC, acts as the fund’s sole subadvisor. The fund is not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).
Management fees are determined in accordance with the following schedule:
	First $5.0 billion of average net assets	Excess over $5.0 billion of average net assets
Assets in a fund of the JHF II or JHF III	0.100%	0.075%
Other assets	0.550%	0.525%
The Advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which “Other expenses” of the fund exceed 0.04% of the average net assets of the fund. “Other expenses” means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee by 0.05% of the fund’s average daily net assets up to $5 billion, and by 0.025% of the fund’s average daily net assets over $5 billion. The current expense limitation agreement expires on December 31, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to waive its management fee for the fund so that the aggregate advisory fee retained by the Advisor with respect to both the fund and its underlying investments (after payment of subadvisory fees) does not exceed 0.55% of the fund’s first $5 billion of average daily net assets and 0.525% of the fund’s average daily net assets in excess of $5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust
For the six months ended February 29, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$69,829
Class C	39,012
Class I	416,329
Class R2	1,588
Class	Expense reduction
Class R4	$142
Class R6	22,369
Total	$549,269

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	23

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2020, were equivalent to a net annual effective rate of 0.15% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2020, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $78 for Class R4 shares for the six months ended February 29, 2020.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $37,246 for the six months ended February 29, 2020. Of this amount, $5,975 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $31,271 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2020, CDSCs received by the Distributor amounted to $1,604 and $98 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with
24	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT

retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 29, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$106,684	$43,786
Class C	199,120	24,524
Class I	—	260,204
Class R2	4,118	109
Class R4	273	10
Class R6	—	1,511
Total	$310,195	$330,144
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 29, 2020 and for the year ended August 31, 2019 were as follows:
	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	254,191	$3,718,817	795,055	$11,305,156
Distributions reinvested	154,878	2,244,177	115,120	1,574,839
Repurchased	(647,917)	(9,475,017)	(2,428,928)	(34,635,963)
Net decrease	(238,848)	$(3,512,023)	(1,518,753)	$(21,755,968)
Class C shares
Sold	26,153	$384,098	96,697	$1,388,854
Distributions reinvested	68,875	1,002,820	42,160	579,700
Repurchased	(385,620)	(5,653,107)	(1,146,343)	(16,394,140)
Net decrease	(290,592)	$(4,266,189)	(1,007,486)	$(14,425,586)
Class I shares
Sold	3,263,746	$47,758,838	9,148,547	$130,782,292
Distributions reinvested	942,827	13,652,128	620,211	8,484,484
Repurchased	(3,943,947)	(57,633,529)	(16,047,812)	(228,661,790)
Net increase (decrease)	262,626	$3,777,437	(6,279,054)	$(89,395,014)
SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	25

	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	9,324	$136,066	31,389	$448,503
Distributions reinvested	2,864	41,474	2,947	40,280
Repurchased	(74,503)	(1,092,618)	(54,897)	(777,693)
Net decrease	(62,315)	$(915,078)	(20,561)	$(288,910)
Class R4 shares
Sold	5,051	$73,964	6,916	$98,951
Distributions reinvested	83	1,208	300	4,113
Repurchased	(16,325)	(242,275)	(86,274)	(1,248,855)
Net decrease	(11,191)	$(167,103)	(79,058)	$(1,145,791)
Class R6 shares
Sold	198,325	$2,905,953	1,309,202	$18,559,247
Distributions reinvested	55,291	800,607	47,502	649,346
Repurchased	(561,751)	(8,249,607)	(801,314)	(11,429,585)
Net increase (decrease)	(308,135)	$(4,543,047)	555,390	$7,779,008
Total net decrease	(648,455)	$(9,626,003)	(8,349,522)	$(119,232,261)
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $140,777,150 and $155,763,726, respectively, for the six months ended February 29, 2020.
Note 7—Investment in affiliated underlying funds
The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund's investment may represent a significant portion of each underlying funds’ net assets. At February 29, 2020, the fund held 5% or more of the net assets of the underlying funds shown below:
Portfolio	Underlying fund’s net assets
JHF Alternative Risk Premia Fund	22.2%
JHF Diversified Macro Fund	17.4%
JHF Seaport Long/Short Fund	10.3%
JHF II Multi-Asset Absolute Return Fund	9.2%
JHF Infrastructure Fund	5.8%
JHF II Short Duration Credit Opportunities Fund	5.2%
JHF II Absolute Return Currency Fund	5.0%
Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
26	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Absolute Return Currency	2,522,368	$40,391,711	$2,443,781	$(19,808,530)	$(776,996)	$1,132,383	$714,019	—	$23,382,349
Alternative Risk Premia	3,378,538	—	34,774,414	(993,772)	(2,990)	(1,411,255)	12,260	—	32,366,397
Disciplined Alternative Yield	—	66,558,006	7,831,656	(69,333,617)	(2,983,177)	(2,072,868)	604,346	$7,227,310	—
Diversified Macro	4,554,558	45,326,846	3,667,285	(2,005,400)	19,617	(5,744,049)	—	1,592,220	41,264,299
Infrastructure	1,952,333	26,629,522	2,692,422	(3,991,445)	462,505	(686,007)	251,041	820,426	25,106,997
John Hancock Collateral Trust*	—	885,879	48,485,210	(49,372,039)	923	27	8,916	—	—
Multi-Asset Absolute Return	5,755,675	28,253,887	27,484,135	(2,672,699)	(453,353)	(5,101)	—	—	52,606,869
Seaport Long/Short	6,538,507	50,138,430	26,527,501	(986,662)	84,750	(113,498)	697,955	—	75,650,521
Short Duration Credit Opportunities	4,387,528	62,204,274	1,513,642	(21,975,076)	(1,145,396)	1,215,698	927,839	—	41,813,142
Strategic Income Opportunities	5,792,349	74,789,294	1,540,397	(14,550,736)	(151,293)	234,624	774,866	—	61,862,286
					$(4,945,410)	$(7,450,046)	$3,991,242	$9,639,956	$354,052,860

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	27

Note 8—Transactions in securities of affiliated issuers
Affiliated issuers, as defiined by the 1940 Act, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the six months ended February 29, 2020, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value

Credit Suisse Managed Futures Strategy Fund	2,656,220	$24,056,171	$5,058,784	$(969,242)	$(49,805)	$(3,552,435)	$428,413	—	$24,543,473
Invesco DB Gold Fund	194,372	10,651,123	979,824	(2,662,882)	481,674	(378,398)	195,898	—	9,071,341
					$431,869	$(3,930,833)	$624,311	—	$33,614,814
Note 9—Subsequent events
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the fund's performance, resulting in losses to your investment.
28	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Nathan W. Thooft, CFA
Christopher Walsh, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       29

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1105592	345SA 2/20 4/2020

John Hancock

Blue Chip Growth Fund

Semiannual report 2/29/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets were on pace to deliver strong returns during the 6 months ended February 29, 2020, until heightened fears over the coronavirus (COVID-19) sent markets tumbling during the last week of the period. Prior to the turbulence that ended the period, investors benefited from a combination of low inflation, accommodative central bank policy, healthy fundamentals, and corporate buybacks of stock.

However, the COVID-19 pandemic and plummeting oil prices put an end to all that good news. Shortly after period end, the U.S. Federal Reserve lowered short-term interest rates while lawmakers embarked on a plan to launch major fiscal stimulus to support the economy.

After the longest bull market in U.S. history, we're now in bear market territory. Indeed, the spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Blue Chip Growth Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
14	Financial statements
17	Financial highlights
21	Notes to financial statements
30	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide long-term growth of capital. Current income is a secondary objective.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/2020 (%)

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

The Russell 1000 Growth Index is an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus. The fund recently experienced negative short-term performance due to market volatility associated with the COVID-19 pandemic.

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 2/29/2020 (%)

TOP 10 HOLDINGS AS OF 2/29/2020 (%)

Amazon.com, Inc.	9.4
Facebook, Inc., Class A	6.4
Alphabet, Inc., Class C	5.7
Microsoft Corp.	5.4
Alibaba Group Holding, Ltd., ADR	4.5
Visa, Inc., Class A	3.7
Mastercard, Inc., Class A	3.2
Apple, Inc.	3.0
Tencent Holdings, Ltd.	2.6
ServiceNow, Inc.	2.3
TOTAL	46.2
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       3

COUNTRY COMPOSITION AS OF 2/29/2020 (%)

United States	89.5
China	7.2
United Kingdom	1.4
Other countries	1.9
TOTAL	100.0
As a percentage of net assets.

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus and "Subsequent events" section in the Notes to financial statements.

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 29, 2020

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	3.37	11.24	14.86	-1.68	70.37	299.78
Class C1	7.05	11.58	15.03	2.13	72.92	305.64
Class 1[2]	9.21	12.74	15.60	3.69	82.16	326.21
Class NAV[2]	9.27	12.80	15.66	3.70	82.64	328.44
Index 1†	8.19	9.23	12.65	1.92	55.49	229.18
Index 2†	15.11	12.41	14.79	5.40	79.51	297.12

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class 1 and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class 1	Class NAV
Gross (%)	1.21	1.91	0.84	0.79
Net (%)	1.14	1.89	0.83	0.78

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the S&P 500 Index; Index 2 is the Russell 1000 Growth Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Blue Chip Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C1,3	2-28-10	40,564	40,564	32,918	39,712
Class 1[2]	2-28-10	42,621	42,621	32,918	39,712
Class NAV[2]	2-28-10	42,844	42,844	32,918	39,712

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

The Russell 1000 Growth Index is an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with high price-to-book ratios and higher forecasted growth expectations.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Class A and Class C shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2019, with the same investment held until February 29, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2019, with the same investment held until February 29, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2019	Ending value on 2-29-2020	Expenses paid during period ended 2-29-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,035.00	$5.77	1.14%
	Hypothetical example	1,000.00	1,019.20	5.72	1.14%
Class C	Actual expenses/actual returns	1,000.00	1,031.30	9.49	1.88%
	Hypothetical example	1,000.00	1,015.50	9.42	1.88%
Class 1	Actual expenses/actual returns	1,000.00	1,036.90	4.10	0.81%
	Hypothetical example	1,000.00	1,020.80	4.07	0.81%
Class NAV	Actual expenses/actual returns	1,000.00	1,037.00	3.85	0.76%
	Hypothetical example	1,000.00	1,021.10	3.82	0.76%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
8	JOHN HANCOCK BLUE CHIP GROWTH FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-29-20 (unaudited)
	Shares	Value
Common stocks 100.0%		$3,901,163,958
(Cost $1,890,987,697)
Communication services 19.1%		744,718,047
Entertainment 2.6%
Electronic Arts, Inc. (A)	58,500	5,930,145
Netflix, Inc. (A)	227,302	83,881,257
Spotify Technology SA (A)	71,438	9,795,579
Interactive media and services 16.5%
Alphabet, Inc., Class A (A)	38,306	51,301,311
Alphabet, Inc., Class C (A)	167,033	223,712,308
Facebook, Inc., Class A (A)	1,290,531	248,388,502
InterActiveCorp (A)	103,157	21,037,839
Match Group, Inc. (A)(B)	4,165	270,725
Tencent Holdings, Ltd.	1,980,100	100,400,381
Consumer discretionary 20.2%		789,324,214
Auto components 0.3%
Aptiv PLC	155,122	12,116,579
Automobiles 0.1%
Ferrari NV	22,515	3,551,738
Hotels, restaurants and leisure 1.2%
Chipotle Mexican Grill, Inc. (A)	4,927	3,811,429
Hilton Worldwide Holdings, Inc.	165,362	16,073,186
Marriott International, Inc., Class A	105,142	13,037,608
McDonald's Corp.	14,000	2,718,380
Restaurant Brands International, Inc.	15,970	934,245
Wynn Resorts, Ltd.	51,279	5,537,106
Yum! Brands, Inc.	46,222	4,125,314
Internet and direct marketing retail 15.1%
Alibaba Group Holding, Ltd., ADR (A)	840,459	174,815,472
Amazon.com, Inc. (A)	194,414	366,227,373
Booking Holdings, Inc. (A)	25,492	43,225,765
Trip.com Group, Ltd., ADR (A)	163,494	4,963,678
Multiline retail 1.3%
Dollar General Corp.	305,613	45,933,634
Dollar Tree, Inc. (A)	79,005	6,559,785
Specialty retail 1.2%
Ross Stores, Inc.	335,749	36,522,776
The TJX Companies, Inc.	150,605	9,006,179
Textiles, apparel and luxury goods 1.0%
Lululemon Athletica, Inc. (A)	90,403	19,654,516
NIKE, Inc., Class B	223,289	19,957,571
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	9

	Shares	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods (continued)
VF Corp.	7,665	$551,880
Consumer staples 0.0%		397,411
Beverages 0.0%
Constellation Brands, Inc., Class A	1,783	307,354
Tobacco 0.0%
Philip Morris International, Inc.	1,100	90,057
Energy 0.1%		2,125,261
Oil, gas and consumable fuels 0.1%
Concho Resources, Inc.	3,102	210,998
Pioneer Natural Resources Company	15,591	1,914,263
Financials 4.5%		173,586,484
Banks 0.0%
Citigroup, Inc.	15,124	959,769
JPMorgan Chase & Co.	5,861	680,521
Capital markets 2.8%
Intercontinental Exchange, Inc.	222,296	19,833,249
Morgan Stanley	377,869	17,015,441
MSCI, Inc.	5,500	1,624,920
S&P Global, Inc.	87,564	23,284,143
State Street Corp.	138,307	9,420,090
TD Ameritrade Holding Corp.	383,658	16,201,877
The Charles Schwab Corp.	265,255	10,809,141
The Goldman Sachs Group, Inc.	47,550	9,546,614
Insurance 1.7%
American International Group, Inc.	68,282	2,878,769
Chubb, Ltd.	73,212	10,617,936
Marsh & McLennan Companies, Inc.	134,659	14,079,945
Willis Towers Watson PLC	193,575	36,634,069
Health care 14.7%		574,998,404
Biotechnology 2.6%
AbbVie, Inc.	65,500	5,614,005
Alexion Pharmaceuticals, Inc. (A)	109,374	10,284,437
Amgen, Inc.	947	189,144
Biogen, Inc. (A)	11,400	3,515,646
Exact Sciences Corp. (A)	92,881	7,518,717
Incyte Corp. (A)	16,208	1,222,245
Regeneron Pharmaceuticals, Inc. (A)	4,754	2,113,486
Seattle Genetics, Inc. (A)	29,669	3,378,112
Vertex Pharmaceuticals, Inc. (A)	299,283	67,048,370
10	JOHN HANCOCK BLUE CHIP GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Health care equipment and supplies 5.3%
Abbott Laboratories	26,428	$2,035,749
Becton, Dickinson and Company	161,992	38,524,937
Danaher Corp.	315,684	45,641,593
Intuitive Surgical, Inc. (A)	101,291	54,085,342
Stryker Corp.	340,089	64,817,563
Teleflex, Inc.	2,592	868,372
Health care providers and services 5.4%
Anthem, Inc.	102,831	26,436,822
Centene Corp. (A)	497,186	26,360,802
Cigna Corp.	369,640	67,621,942
HCA Healthcare, Inc.	170,002	21,591,954
UnitedHealth Group, Inc.	272,530	69,484,249
Health care technology 0.1%
Veeva Systems, Inc., Class A (A)	30,871	4,382,756
Life sciences tools and services 1.1%
Agilent Technologies, Inc.	8,894	685,461
Thermo Fisher Scientific, Inc.	143,637	41,769,640
Pharmaceuticals 0.2%
Zoetis, Inc.	73,610	9,807,060
Industrials 5.4%		212,538,182
Aerospace and defense 2.4%
L3Harris Technologies, Inc.	55,231	10,920,826
Northrop Grumman Corp.	45,104	14,831,999
The Boeing Company	244,317	67,214,050
Airlines 0.2%
United Airlines Holdings, Inc. (A)	92,299	5,684,695
Commercial services and supplies 0.1%
Cintas Corp.	15,694	4,186,218
Industrial conglomerates 1.0%
General Electric Company	528,000	5,744,640
Honeywell International, Inc.	53,423	8,663,608
Roper Technologies, Inc.	74,305	26,133,069
Machinery 0.0%
Fortive Corp.	18,743	1,296,266
Professional services 0.9%
CoStar Group, Inc. (A)	33,627	22,449,049
Equifax, Inc.	70,890	10,069,216
IHS Markit, Ltd.	54,385	3,874,387
Road and rail 0.8%
Canadian Pacific Railway, Ltd.	35,365	8,797,751
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	11

	Shares	Value
Industrials (continued)
Road and rail (continued)
Kansas City Southern	26,380	$3,974,938
Norfolk Southern Corp.	47,639	8,686,972
Union Pacific Corp.	62,640	10,010,498
Information technology 35.3%		1,376,871,449
Communications equipment 0.0%
Motorola Solutions, Inc.	2,045	338,816
IT services 14.3%
Automatic Data Processing, Inc.	13,204	2,043,187
Fidelity National Information Services, Inc.	480,957	67,199,312
Fiserv, Inc. (A)	543,080	59,391,229
FleetCor Technologies, Inc. (A)	55,386	14,721,045
Global Payments, Inc.	423,260	77,867,142
Mastercard, Inc., Class A	436,563	126,712,411
PayPal Holdings, Inc. (A)	603,381	65,159,114
Visa, Inc., Class A	802,185	145,805,146
Semiconductors and semiconductor equipment 2.9%
Advanced Micro Devices, Inc. (A)	288,289	13,111,384
Applied Materials, Inc.	319,525	18,570,793
Broadcom, Inc.	1,091	297,428
KLA Corp.	17,757	2,729,428
Lam Research Corp.	46,563	13,662,981
Marvell Technology Group, Ltd.	605,308	12,893,060
Maxim Integrated Products, Inc.	61,033	3,394,655
Microchip Technology, Inc. (B)	23,894	2,167,425
NVIDIA Corp.	123,688	33,404,418
QUALCOMM, Inc.	94,055	7,364,507
Texas Instruments, Inc.	52,648	6,009,243
Software 15.1%
Atlassian Corp. PLC, Class A (A)	69,192	10,030,072
Coupa Software, Inc. (A)	10,172	1,523,257
DocuSign, Inc. (A)	127,590	11,012,293
Intuit, Inc.	289,991	77,094,107
Microsoft Corp.	1,291,657	209,261,351
Paycom Software, Inc. (A)	31,419	8,880,580
salesforce.com, Inc. (A)	466,573	79,504,039
ServiceNow, Inc. (A)	274,289	89,442,900
Splunk, Inc. (A)	217,685	32,071,531
Synopsys, Inc. (A)	68,667	9,471,239
VMware, Inc., Class A (A)	131,859	15,891,647
Workday, Inc., Class A (A)	248,325	43,022,306
12	JOHN HANCOCK BLUE CHIP GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals 3.0%
Apple, Inc.	427,361	$116,823,403
Materials 0.5%		19,404,099
Chemicals 0.5%
Air Products & Chemicals, Inc.	1,936	425,165
Linde PLC	64,938	12,403,807
The Sherwin-Williams Company	12,724	6,575,127
Real estate 0.0%		202,306
Equity real estate investment trusts 0.0%
American Tower Corp.	892	202,306
Utilities 0.2%		6,998,101
Electric utilities 0.0%
NextEra Energy, Inc.	1,585	400,625
Multi-utilities 0.2%
Sempra Energy	47,199	6,597,476

	Yield (%)	Shares	Value
Short-term investments 0.6%			$23,644,269
(Cost $23,644,006)
Short-term funds 0.6%			23,644,269
John Hancock Collateral Trust (C)	1.6968(D)	72,235	722,990
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.5386(D)	500,000	500,000
T. Rowe Price Government Reserve Fund	1.5799(D)	22,421,279	22,421,279

Total investments (Cost $1,914,631,703) 100.6%	$3,924,808,227
Other assets and liabilities, net (0.6%)	(21,596,018)
Total net assets 100.0%	$3,903,212,209

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-29-20.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 2-29-20.
At 2-29-20, the aggregate cost of investments for federal income tax purposes was $1,931,901,876. Net unrealized appreciation aggregated to $1,992,906,351, of which $2,018,273,793 related to gross unrealized appreciation and $25,367,442 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	13

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-29-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,913,908,976) including $707,676 of securities loaned	$3,924,085,237
Affiliated investments, at value (Cost $722,727)	722,990
Total investments, at value (Cost $1,914,631,703)	3,924,808,227
Dividends and interest receivable	2,297,789
Receivable for fund shares sold	5,215,242
Receivable for investments sold	6,284,655
Receivable for securities lending income	8,989
Receivable from affiliates	3,485
Other assets	116,727
Total assets	3,938,735,114
Liabilities
Payable for investments purchased	14,140,670
Payable for fund shares repurchased	20,261,234
Payable upon return of securities loaned	722,193
Payable to affiliates
Accounting and legal services fees	108,338
Transfer agent fees	71,141
Trustees' fees	6,935
Other liabilities and accrued expenses	212,394
Total liabilities	35,522,905
Net assets	$3,903,212,209
Net assets consist of
Paid-in capital	$1,830,104,151
Total distributable earnings (loss)	2,073,108,058
Net assets	$3,903,212,209

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($634,227,266 ÷ 15,362,915 shares)[1]	$41.28
Class C ($74,543,664 ÷ 1,889,128 shares)[1]	$39.46
Class 1 ($1,743,350,820 ÷ 41,478,877 shares)	$42.03
Class NAV ($1,451,090,459 ÷ 34,445,933 shares)	$42.13
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$43.45

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
14	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  2-29-20 (unaudited)

Investment income
Dividends	$12,095,374
Securities lending	185,052
Interest	137,460
Less foreign taxes withheld	(31,457)
Total investment income	12,386,429
Expenses
Investment management fees	15,242,581
Distribution and service fees	1,777,368
Accounting and legal services fees	367,854
Transfer agent fees	429,934
Trustees' fees	35,841
Custodian fees	237,063
State registration fees	37,295
Printing and postage	31,919
Professional fees	57,648
Other	59,281
Total expenses	18,276,784
Less expense reductions	(825,869)
Net expenses	17,450,915
Net investment loss	(5,064,486)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	103,195,319
Affiliated investments	584
103,195,903
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	50,031,997
Affiliated investments	456
50,032,453
Net realized and unrealized gain	153,228,356
Increase in net assets from operations	$148,163,870
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	15

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19
Increase (decrease) in net assets
From operations
Net investment loss	$(5,064,486)	$(274,920)
Net realized gain	103,195,903	42,366,967
Change in net unrealized appreciation (depreciation)	50,032,453	86,886,027
Increase in net assets resulting from operations	148,163,870	128,978,074
Distributions to shareholders
From earnings
Class A	(9,393,035)	(31,876,159)
Class C	(1,190,326)	(4,536,502)
Class 1	(27,066,770)	(107,986,260)
Class NAV	(22,236,121)	(96,204,768)
Total distributions	(59,886,252)	(240,603,689)
From fund share transactions	(143,254,493)	881,241,204
Total increase (decrease)	(54,976,875)	769,615,589
Net assets
Beginning of period	3,958,189,084	3,188,573,495
End of period	$3,903,212,209	$3,958,189,084
16	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$40.48	$42.40	$38.65	$32.33	$34.71	$34.99
Net investment loss[3]	(0.11)	(0.12)	(0.16)	(0.09)	(0.10)	(0.07)
Net realized and unrealized gain (loss) on investments	1.55	0.84	9.76	8.37	2.01	(0.21)
Total from investment operations	1.44	0.72	9.60	8.28	1.91	(0.28)
Less distributions
From net realized gain	(0.64)	(2.64)	(5.85)	(1.96)	(4.29)	—
Net asset value, end of period	$41.28	$40.48	$42.40	$38.65	$32.33	$34.71
Total return (%)[4]	3.50 [5]	3.14	27.50	27.10	5.37	(0.80) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$634	$579	$477	$286	$222	$46
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21 [7]	1.20	1.20	1.24	1.24	1.24 [7]
Expenses including reductions	1.14 [7]	1.14	1.14	1.14	1.14	1.14 [7]
Net investment loss	(0.53) [7]	(0.30)	(0.40)	(0.25)	(0.31)	(0.44) [7]
Portfolio turnover (%)	17	38	25	26	34	31 [8]

[1]	Six months ended 2-29-20. Unaudited.
[2]	The inception date for Class A shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	17

CLASS C SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$38.86	$41.11	$37.89	$31.96	$34.60	$34.99
Net investment loss[3]	(0.26)	(0.39)	(0.43)	(0.34)	(0.33)	(0.18)
Net realized and unrealized gain (loss) on investments	1.50	0.78	9.50	8.23	1.98	(0.21)
Total from investment operations	1.24	0.39	9.07	7.89	1.65	(0.39)
Less distributions
From net realized gain	(0.64)	(2.64)	(5.85)	(1.96)	(4.29)	—
Net asset value, end of period	$39.46	$38.86	$41.11	$37.89	$31.96	$34.60
Total return (%)[4]	3.13 [5]	2.40	26.56	26.16	4.57	(1.11) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$75	$74	$66	$36	$36	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	1.91 [7]	1.90	1.90	1.94	1.94	1.94 [7]
Expenses including reductions	1.88 [7]	1.87	1.86	1.89	1.89	1.89 [7]
Net investment loss	(1.27) [7]	(1.03)	(1.12)	(1.00)	(1.06)	(1.19) [7]
Portfolio turnover (%)	17	38	25	26	34	31 [8]

[1]	Six months ended 2-29-20. Unaudited.
[2]	The inception date for Class C shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
18	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$41.13	$42.89	$38.92	$32.46	$34.75	$35.98
Net investment income (loss)[2]	(0.04)	0.01	(0.03)	0.02	(0.01)	— [3]
Net realized and unrealized gain (loss) on investments	1.58	0.87	9.85	8.41	2.02	2.44
Total from investment operations	1.54	0.88	9.82	8.43	2.01	2.44
Less distributions
From net investment income	—	—	—	(0.01)	(0.01)	—
From net realized gain	(0.64)	(2.64)	(5.85)	(1.96)	(4.29)	(3.67)
Total distributions	(0.64)	(2.64)	(5.85)	(1.97)	(4.30)	(3.67)
Net asset value, end of period	$42.03	$41.13	$42.89	$38.92	$32.46	$34.75
Total return (%)[4]	3.69 [5]	3.50	27.92	27.49	5.67	7.25
Ratios and supplemental data
Net assets, end of period (in millions)	$1,743	$1,804	$1,763	$1,306	$1,065	$969
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84 [6]	0.84	0.84	0.87	0.87	0.86
Expenses including reductions	0.81 [6]	0.81	0.80	0.83	0.83	0.82
Net investment income (loss)	(0.20) [6]	0.04	(0.07)	0.06	(0.03)	0.01
Portfolio turnover (%)	17	38	25	26	34	31

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	19

CLASS NAV SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$41.22	$42.95	$38.95	$32.48	$34.76	$35.97
Net investment income (loss)[2]	(0.03)	0.04	(0.01)	0.04	0.01	0.02
Net realized and unrealized gain (loss) on investments	1.58	0.87	9.86	8.41	2.02	2.44
Total from investment operations	1.55	0.91	9.85	8.45	2.03	2.46
Less distributions
From net investment income	—	—	—	(0.02)	(0.02)	—
From net realized gain	(0.64)	(2.64)	(5.85)	(1.96)	(4.29)	(3.67)
Total distributions	(0.64)	(2.64)	(5.85)	(1.98)	(4.31)	(3.67)
Net asset value, end of period	$42.13	$41.22	$42.95	$38.95	$32.48	$34.76
Total return (%)[3]	3.70 [4]	3.57	27.98	27.54	5.74	7.31
Ratios and supplemental data
Net assets, end of period (in millions)	$1,451	$1,501	$882	$995	$1,364	$1,501
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79 [5]	0.79	0.79	0.82	0.82	0.81
Expenses including reductions	0.76 [5]	0.76	0.75	0.78	0.78	0.77
Net investment income (loss)	(0.15) [5]	0.09	(0.02)	0.11	0.02	0.06
Portfolio turnover (%)	17	38	25	26	34	31

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
20	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Blue Chip Growth Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide long-term growth of capital. Current income is a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the
SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	21

NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 29, 2020, by major security category or type:
	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$744,718,047	$644,317,666	$100,400,381	—
Consumer discretionary	789,324,214	789,324,214	—	—
Consumer staples	397,411	397,411	—	—
Energy	2,125,261	2,125,261	—	—
Financials	173,586,484	173,586,484	—	—
Health care	574,998,404	574,998,404	—	—
Industrials	212,538,182	212,538,182	—	—
Information technology	1,376,871,449	1,376,871,449	—	—
Materials	19,404,099	19,404,099	—	—
Real estate	202,306	202,306	—	—
Utilities	6,998,101	6,998,101	—	—
Short-term investments	23,644,269	23,644,269	—	—
Total investments in securities	$3,924,808,227	$3,824,407,846	$100,400,381	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the
22	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT

ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 29, 2020, the fund loaned securities valued at $707,676 and received $722,193 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	23

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 29, 2020, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 29, 2020 were $5,633.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
24	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.825% of the first $500 million of the fund’s aggregate net assets; b) 0.800% of the next $500 million of the fund’s aggregate net assets; and c) 0.750% of the fund’s aggregate net assets in excess of $1 billion. However, when aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.750% on all asset levels. Aggregate net assets include the net assets of the fund and Blue Chip Growth Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with T.Rowe Price Associates, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 29, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary,make payment to each of Class A and Class C shares in an amount equal to the amount by which the expenses of Class A and Class C shares, as applicable, exceed 1.14% and 1.89%, respectively, of the average net assets attributable, to the applicable class. For purposes of this agreement, “expenses of Class A and Class C shares” means all expenses of the applicable class (including fund expenses attributable to the class), excluding taxes, brokerage commissions, interest expense, underlying fund expenses (acquired fund fees), litigation and indemnification expenses and other
SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	25

extraordinary expenses not incurred in the ordinary course of business, and short dividend expense. This agreement expires on December 31, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to waive a portion of its management fees for this fund. This voluntary waiver is the amount that the subadvisory fee is reduced by T.Rowe Price Associates, Inc. This voluntary expense reimbursement may be terminated at any time.
For the six months ended February 29, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$231,334
Class C	13,218
Class 1	318,336
Class	Expense reduction
Class NAV	$262,981
Total	$825,869

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2020, were equivalent to a net annual effective rate of 0.71% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $676,069 for the six months ended February 29, 2020. Of this amount, $113,078 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $562,991 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for
26	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT

providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2020, CDSCs received by the Distributor amounted to $2,661 and $2,857 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 29, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$934,201	$382,885
Class C	382,474	47,049
Class 1	460,693	—
Total	$1,777,368	$429,934
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$5,174,265	3	1.550%	$668
SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	27

Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 29, 2020 and for the year ended August 31, 2019 were as follows:
	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,207,338	$93,984,530	5,015,903	$194,760,060
Distributions reinvested	219,942	9,389,308	968,455	31,823,443
Repurchased	(1,374,464)	(58,134,358)	(2,924,763)	(113,145,520)
Net increase	1,052,816	$45,239,480	3,059,595	$113,437,983
Class C shares
Sold	165,280	$6,767,287	613,911	$23,111,190
Distributions reinvested	29,033	1,186,280	142,720	4,524,235
Repurchased	(218,888)	(8,850,270)	(456,488)	(17,132,805)
Net increase (decrease)	(24,575)	$(896,703)	300,143	$10,502,620
Class 1 shares
Sold	550,439	$23,703,184	2,720,603	$108,259,458
Distributions reinvested	623,227	27,066,770	3,241,857	107,986,260
Repurchased	(3,542,454)	(152,004,045)	(3,213,804)	(124,782,695)
Net increase (decrease)	(2,368,788)	$(101,234,091)	2,748,656	$91,463,023
Class NAV shares
Sold	2,019,585	$90,909,372	20,543,504	$872,256,596 [1]
Distributions reinvested	510,823	22,236,121	2,882,972	96,204,768
Repurchased	(4,502,276)	(199,508,672)	(7,550,727)	(302,623,786)
Net increase (decrease)	(1,971,868)	$(86,363,179)	15,875,749	$665,837,578
Total net increase (decrease)	(3,312,415)	$(143,254,493)	21,984,143	$881,241,204

[1]	Includes in-kind subscriptions of approximately $676.7 million by affiliates of the fund. The cost basis of the contributed securities is equal to the market value of the securities on the date of the subscription.
Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on February 29, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $681,924,149 and $877,851,251, respectively, for the six months ended February 29, 2020.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to
28	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT

underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 29, 2020, funds within the John Hancock group of funds complex held 37.2% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	13.0%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	9.3%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	5.5%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	72,235	$5,547,856	$112,036,614	$(116,862,520)	$584	$456	$185,052	—	$722,990

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Interfund trading
The fund is permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 29, 2020, the fund engaged in securities purchases and sales amounting to $409,281 and $1,378,267, respectively.
Note 11—Subsequent events
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the fund's performance, resulting in losses to your investment.
SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	29

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

T. Rowe Price Associates, Inc.

Portfolio Manager

Larry J. Puglia, CFA, CPA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       30

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Blue Chip Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1105602	457SA 2/20 4/2020

John Hancock

Equity Income Fund

Semiannual report 2/29/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets were on pace to deliver strong returns during the 6 months ended February 29, 2020, until heightened fears over the coronavirus (COVID-19) sent markets tumbling during the last week of the period. Prior to the turbulence that ended the period, investors benefited from a combination of low inflation, accommodative central bank policy, healthy fundamentals, and corporate buybacks of stock.

However, the COVID-19 pandemic and plummeting oil prices put an end to all that good news. Shortly after period end, the U.S. Federal Reserve lowered short-term interest rates while lawmakers embarked on a plan to launch major fiscal stimulus to support the economy.

After the longest bull market in U.S. history, we're now in bear market territory. Indeed, the spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Equity Income Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
15	Financial statements
18	Financial highlights
22	Notes to financial statements
33	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide substantial dividend income and also long-term growth of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/2020 (%)

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus. The fund recently experienced negative short-term performance due to market volatility associated with the COVID-19 pandemic.

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 2/29/2020 (%)

TOP 10 HOLDINGS AS OF 2/29/2020 (%)

Wells Fargo & Company	3.5
JPMorgan Chase & Co.	3.0
The Southern Company	2.6
QUALCOMM, Inc.	2.6
Johnson & Johnson	2.3
Chubb, Ltd.	2.2
TOTAL SA, ADR	2.2
General Electric Company	2.1
TC Energy Corp.	2.0
Philip Morris International, Inc.	1.9
TOTAL	24.4
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       3

COUNTRY COMPOSITION AS OF 2/29/2020 (%)

United States	89.8
France	2.4
Switzerland	2.3
Canada	2.0
Ireland	1.5
United Kingdom	1.2
Other Countries	0.8
TOTAL	100.0
As a percentage of net assets.

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus and "Subsequent events" section in the Notes to financial statements.

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 29, 2020

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 2-29-20	as of 2-29-20
Class A2	-5.67	3.45	8.43	-8.38	18.48	124.59	2.01	1.98
Class C2	-2.37	3.77	8.60	-4.80	20.32	128.18	1.34	1.31
Class 1[3]	-0.36	4.87	9.14	-3.39	26.84	139.72	2.53	2.50
Class NAV[3]	-0.31	4.92	9.20	-3.37	27.13	141.10	2.59	2.55
Index 1†	0.54	5.51	10.40	-1.69	30.73	168.89	—	—
Index 2†	8.19	9.23	12.65	1.92	55.49	229.18	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class1 and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class 1	Class NAV
Gross (%)	1.17	1.87	0.80	0.75
Net (%)	1.14	1.86	0.79	0.74

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Russell 1000 Value Index; Index 2 is the S&P 500 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Equity Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C2,4	2-28-10	22,818	22,818	26,889	32,918
Class 1[3]	2-28-10	23,972	23,972	26,889	32,918
Class NAV[3]	2-28-10	24,110	24,110	26,889	32,918

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	Class A and Class C shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2019, with the same investment held until February 29, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2019, with the same investment held until February 29, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2019	Ending value on 2-29-2020	Expenses paid during period ended 2-29-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 964.30	$5.57	1.14%
	Hypothetical example	1,000.00	1,019.20	5.72	1.14%
Class C	Actual expenses/actual returns	1,000.00	961.00	8.97	1.84%
	Hypothetical example	1,000.00	1,015.70	9.22	1.84%
Class 1	Actual expenses/actual returns	1,000.00	966.10	3.72	0.76%
	Hypothetical example	1,000.00	1,021.10	3.82	0.76%
Class NAV	Actual expenses/actual returns	1,000.00	966.30	3.47	0.71%
	Hypothetical example	1,000.00	1,021.30	3.57	0.71%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
8	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-29-20 (unaudited)
	Shares	Value
Common stocks 95.6%		$1,598,208,267
(Cost $1,440,831,449)
Communication services 6.0%		100,471,902
Diversified telecommunication services 2.4%
AT&T, Inc.	117,890	4,152,086
CenturyLink, Inc.	146,598	1,769,438
Telefonica SA	987,694	5,877,961
Verizon Communications, Inc.	515,960	27,944,394
Entertainment 0.5%
The Walt Disney Company	70,209	8,260,089
Media 3.1%
Comcast Corp., Class A	488,970	19,769,057
Fox Corp., Class B	600,437	18,283,307
News Corp., Class A	1,193,836	14,415,570
Consumer discretionary 2.4%		40,203,943
Hotels, restaurants and leisure 1.1%
Las Vegas Sands Corp.	271,141	15,810,232
MGM Resorts International	132,900	3,264,024
Leisure products 0.5%
Mattel, Inc. (A)(B)	716,662	8,449,445
Multiline retail 0.5%
Kohl's Corp.	207,006	8,104,285
Specialty retail 0.3%
L Brands, Inc.	211,263	4,575,957
Consumer staples 7.9%		132,305,611
Food and staples retailing 0.7%
Walmart, Inc.	115,492	12,436,179
Food products 3.6%
Bunge, Ltd.	144,171	6,768,828
Conagra Brands, Inc.	798,827	21,320,693
Kellogg Company	54,481	3,294,466
Tyson Foods, Inc., Class A	411,084	27,883,828
Household products 1.7%
Kimberly-Clark Corp.	216,842	28,447,502
Tobacco 1.9%
Philip Morris International, Inc.	392,746	32,154,115
Energy 8.3%		138,867,347
Oil, gas and consumable fuels 8.3%
Chevron Corp.	47,897	4,470,706
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	9

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
EOG Resources, Inc.	24,900	$1,575,174
Equitrans Midstream Corp. (B)	196,208	1,385,228
Exxon Mobil Corp.	482,558	24,822,784
Hess Corp.	80,432	4,518,670
Occidental Petroleum Corp.	584,151	19,125,104
Pioneer Natural Resources Company	75,098	9,220,532
Targa Resources Corp.	151,800	4,918,320
TC Energy Corp.	625,681	32,754,400
TOTAL SA, ADR	836,264	36,076,429
Financials 22.5%		376,401,122
Banks 9.9%
Bank of America Corp.	49,922	1,422,777
Fifth Third Bancorp	984,196	24,014,382
JPMorgan Chase & Co.	434,232	50,418,678
The PNC Financial Services Group, Inc.	132,148	16,703,507
U.S. Bancorp	316,734	14,709,127
Wells Fargo & Company	1,422,375	58,104,016
Capital markets 4.9%
Franklin Resources, Inc.	376,697	8,196,927
Morgan Stanley	688,089	30,984,648
Northern Trust Corp.	60,115	5,275,692
Raymond James Financial, Inc.	108,000	9,032,040
State Street Corp.	372,130	25,345,774
The Bank of New York Mellon Corp.	98,852	3,944,195
Diversified financial services 0.6%
Equitable Holdings, Inc.	462,819	9,904,327
Insurance 7.1%
American International Group, Inc.	641,528	27,046,820
Chubb, Ltd.	250,065	36,266,927
Loews Corp.	293,627	13,398,200
Marsh & McLennan Companies, Inc.	86,483	9,042,662
MetLife, Inc.	550,306	23,509,072
Willis Towers Watson PLC	47,986	9,081,351
Health care 13.0%		217,252,698
Biotechnology 2.2%
AbbVie, Inc.	203,400	17,433,414
Gilead Sciences, Inc.	289,482	20,078,472
Health care equipment and supplies 2.3%
Becton, Dickinson and Company	29,255	6,957,424
Medtronic PLC	256,168	25,788,433
Zimmer Biomet Holdings, Inc.	43,700	5,949,755
10	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Health care providers and services 2.9%
Anthem, Inc.	90,334	$23,223,968
CVS Health Corp.	424,295	25,109,778
Pharmaceuticals 5.6%
Allergan PLC	86,156	16,427,365
Bristol-Myers Squibb Company	108,617	6,414,920
GlaxoSmithKline PLC	281,598	5,682,470
Johnson & Johnson	286,134	38,479,300
Pfizer, Inc.	769,222	25,707,399
Industrials 12.1%		201,880,132
Aerospace and defense 3.4%
L3Harris Technologies, Inc.	136,800	27,049,464
The Boeing Company	97,111	26,716,207
United Technologies Corp.	29,100	3,800,169
Air freight and logistics 1.4%
United Parcel Service, Inc., Class B	256,523	23,212,766
Airlines 1.1%
Alaska Air Group, Inc. (B)	227,826	11,496,100
Delta Air Lines, Inc.	65,813	3,035,954
Southwest Airlines Company	69,633	3,216,348
Building products 0.8%
Johnson Controls International PLC	356,289	13,029,489
Commercial services and supplies 0.7%
Stericycle, Inc. (A)(B)	212,458	12,201,463
Electrical equipment 0.8%
Emerson Electric Company	129,792	8,320,965
nVent Electric PLC	201,400	4,835,614
Industrial conglomerates 2.1%
General Electric Company	3,169,594	34,485,183
Machinery 1.0%
Flowserve Corp.	42,585	1,711,491
PACCAR, Inc.	95,649	6,398,918
Snap-on, Inc.	59,800	8,656,050
Professional services 0.8%
Nielsen Holdings PLC	753,100	13,713,951
Information technology 8.1%		136,122,059
Communications equipment 1.1%
Cisco Systems, Inc.	454,885	18,163,558
Electronic equipment, instruments and components 0.1%
TE Connectivity, Ltd.	28,400	2,353,508
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	11

	Shares	Value
Information technology (continued)
IT services 0.6%
Cognizant Technology Solutions Corp., Class A	172,932	$10,536,747
Semiconductors and semiconductor equipment 4.6%
Applied Materials, Inc.	224,873	13,069,619
NXP Semiconductors NV	40,500	4,604,445
QUALCOMM, Inc.	552,498	43,260,593
Texas Instruments, Inc.	134,410	15,341,557
Software 1.6%
Microsoft Corp.	162,336	26,300,055
Technology hardware, storage and peripherals 0.1%
Western Digital Corp.	44,852	2,491,977
Materials 4.1%		68,143,465
Chemicals 3.2%
Akzo Nobel NV	35,710	2,857,172
CF Industries Holdings, Inc.	444,790	16,394,959
Corteva, Inc.	34,323	933,586
Dow, Inc.	253,913	10,260,624
DuPont de Nemours, Inc.	483,823	20,756,007
PPG Industries, Inc.	20,800	2,172,560
Containers and packaging 0.8%
International Paper Company	374,846	13,854,308
Metals and mining 0.1%
Nucor Corp.	22,110	914,249
Real estate 3.6%		59,565,090
Equity real estate investment trusts 3.6%
Equity Residential	216,264	16,241,426
Rayonier, Inc.	414,445	10,995,226
SL Green Realty Corp.	142,299	11,161,934
Weyerhaeuser Company	814,723	21,166,504
Utilities 7.6%		126,994,898
Electric utilities 4.9%
Edison International	349,732	23,498,493
NextEra Energy, Inc.	57,928	14,641,881
The Southern Company	722,637	43,618,369
Multi-utilities 2.7%
CenterPoint Energy, Inc.	320,700	7,382,514
NiSource, Inc.	1,025,753	27,715,846
Sempra Energy	69,514	9,716,667
Water utilities 0.0%

Essential Utilities, Inc. (A)	7,396	421,128
12	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value

Preferred securities 2.3%		$38,526,147
(Cost $36,585,982)
Energy 0.7%		11,982,706
Oil, gas and consumable fuels 0.7%
Sempra Energy, 6.000%	81,226	9,099,749
Sempra Energy, 6.750%	25,877	2,882,957
Health care 0.8%		14,027,020
Health care equipment and supplies 0.8%
Becton, Dickinson and Company, 6.125%	247,871	14,027,020
Utilities 0.8%		12,516,421
Electric utilities 0.8%
NextEra Energy, Inc., 5.279%	116,537	5,297,970
The Southern Company, 6.750%	143,337	7,218,451

	Rate (%)	Maturity date	Par value^	Value
Convertible bonds 0.2%				$3,652,299
(Cost $3,635,176)
Financials 0.2%				3,652,299
Insurance 0.2%
AXA SA (C)	7.250	05-15-21	3,613,000	3,652,299

	Yield (%)	Shares	Value
Short-term investments 2.5%			$41,899,214
(Cost $41,896,186)
Short-term funds 2.5%			41,899,214
John Hancock Collateral Trust (D)	1.6968(E)	989,304	9,901,843
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.5386(E)	1,500,000	1,500,000
T. Rowe Price Government Reserve Fund	1.5799(E)	30,497,371	30,497,371

Total investments (Cost $1,522,948,793) 100.6%	$1,682,285,927
Other assets and liabilities, net (0.6%)	(10,479,821)
Total net assets 100.0%	$1,671,806,106

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-29-20.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	13

(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 2-29-20.
At 2-29-20, the aggregate cost of investments for federal income tax purposes was $1,534,639,050. Net unrealized appreciation aggregated to $147,646,877, of which $255,137,425 related to gross unrealized appreciation and $107,490,548 related to gross unrealized depreciation.
14	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-29-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,513,049,978) including $8,904,495 of securities loaned	$1,672,384,084
Affiliated investments, at value (Cost $9,898,815)	9,901,843
Total investments, at value (Cost $1,522,948,793)	1,682,285,927
Dividends and interest receivable	4,836,090
Receivable for fund shares sold	8,242,713
Receivable for investments sold	1,521,428
Receivable for securities lending income	2,333
Other assets	68,873
Total assets	1,696,957,364
Liabilities
Payable for investments purchased	13,177,976
Payable for fund shares repurchased	1,910,360
Payable upon return of securities loaned	9,913,704
Payable to affiliates
Accounting and legal services fees	46,746
Transfer agent fees	5,812
Trustees' fees	2,761
Other liabilities and accrued expenses	93,899
Total liabilities	25,151,258
Net assets	$1,671,806,106
Net assets consist of
Paid-in capital	$1,492,630,992
Total distributable earnings (loss)	179,175,114
Net assets	$1,671,806,106

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($54,785,973 ÷ 3,326,539 shares)[1]	$16.47
Class C ($2,335,742 ÷ 141,518 shares)[1]	$16.50
Class 1 ($173,675,633 ÷ 10,530,542 shares)	$16.49
Class NAV ($1,441,008,758 ÷ 87,491,943 shares)	$16.47
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$17.34

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	15

STATEMENT OF OPERATIONS For the six months ended  2-29-20 (unaudited)

Investment income
Dividends	$27,360,873
Interest	402,030
Securities lending	36,836
Less foreign taxes withheld	(313,071)
Total investment income	27,486,668
Expenses
Investment management fees	6,328,937
Distribution and service fees	149,065
Accounting and legal services fees	163,648
Transfer agent fees	36,594
Trustees' fees	16,527
Custodian fees	104,603
State registration fees	21,178
Printing and postage	15,093
Professional fees	41,463
Other	27,195
Total expenses	6,904,303
Less expense reductions	(271,742)
Net expenses	6,632,561
Net investment income	20,854,107
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	55,603,613
Affiliated investments	245
Futures contracts	163,606
55,767,464
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(133,393,880)
Affiliated investments	1,451
Futures contracts	(167)
(133,392,596)
Net realized and unrealized loss	(77,625,132)
Decrease in net assets from operations	$(56,771,025)
16	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19
Increase (decrease) in net assets
From operations
Net investment income	$20,854,107	$37,220,566
Net realized gain	55,767,464	94,641,004
Change in net unrealized appreciation (depreciation)	(133,392,596)	(137,630,542)
Decrease in net assets resulting from operations	(56,771,025)	(5,768,972)
Distributions to shareholders
From earnings
Class A	(3,998,340)	(4,741,672)
Class C	(179,814)	(279,512)
Class 1	(14,351,352)	(23,950,238)
Class NAV	(109,280,765)	(142,398,287)
Total distributions	(127,810,271)	(171,369,709)
From fund share transactions	111,103,539	298,302,070
Total increase (decrease)	(73,477,757)	121,163,389
Net assets
Beginning of period	1,745,283,863	1,624,120,474
End of period	$1,671,806,106	$1,745,283,863
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	17

Financial highlights
CLASS A SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$18.31	$20.97	$20.22	$18.50	$18.38	$19.76
Net investment income[3]	0.18	0.36	0.31	0.36	0.36	0.15
Net realized and unrealized gain (loss) on investments	(0.67)	(0.84)	2.22	2.17	1.62	(1.38)
Total from investment operations	(0.49)	(0.48)	2.53	2.53	1.98	(1.23)
Less distributions
From net investment income	(0.27)	(0.36)	(0.33)	(0.40)	(0.33)	(0.15)
From net realized gain	(1.08)	(1.82)	(1.45)	(0.41)	(1.53)	—
Total distributions	(1.35)	(2.18)	(1.78)	(0.81)	(1.86)	(0.15)
Net asset value, end of period	$16.47	$18.31	$20.97	$20.22	$18.50	$18.38
Total return (%)[4,5]	(3.57) [6]	(0.94)	12.83	13.96	11.72	(6.31) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$55	$51	$43	$36	$22	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17 [7]	1.16	1.18	1.19	1.23	1.24 [7]
Expenses including reductions	1.14 [7]	1.13	1.14	1.14	1.14	1.12 [7]
Net investment income	1.90 [7]	1.97	1.52	1.85	2.08	1.79 [7]
Portfolio turnover (%)	14	26	19	21	40	19 [8]

[1]	Six months ended 2-29-20. Unaudited.
[2]	The inception date for Class A shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
18	JOHN HANCOCK Equity Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$18.34	$21.00	$20.25	$18.52	$18.39	$19.76
Net investment income[3]	0.11	0.24	0.17	0.22	0.24	0.08
Net realized and unrealized gain (loss) on investments	(0.67)	(0.86)	2.22	2.18	1.61	(1.38)
Total from investment operations	(0.56)	(0.62)	2.39	2.40	1.85	(1.30)
Less distributions
From net investment income	(0.20)	(0.22)	(0.19)	(0.26)	(0.19)	(0.07)
From net realized gain	(1.08)	(1.82)	(1.45)	(0.41)	(1.53)	—
Total distributions	(1.28)	(2.04)	(1.64)	(0.67)	(1.72)	(0.07)
Net asset value, end of period	$16.50	$18.34	$21.00	$20.25	$18.52	$18.39
Total return (%)[4,5]	(3.90) [6]	(1.66)	12.00	13.16	10.89	(6.61) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$3	$3	$3	$2	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.87 [8]	1.86	1.88	1.89	1.93	1.94 [8]
Expenses including reductions	1.84 [8]	1.83	1.84	1.86	1.89	1.87 [8]
Net investment income	1.20 [8]	1.28	0.80	1.12	1.39	0.94 [8]
Portfolio turnover (%)	14	26	19	21	40	19 [9]

[1]	Six months ended 2-29-20. Unaudited.
[2]	The inception date for Class C shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Equity Income Fund	19

CLASS 1 SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$18.33	$20.99	$20.24	$18.51	$18.39	$21.47
Net investment income[2]	0.22	0.43	0.39	0.44	0.40	0.36
Net realized and unrealized gain (loss) on investments	(0.68)	(0.85)	2.21	2.16	1.63	(1.78)
Total from investment operations	(0.46)	(0.42)	2.60	2.60	2.03	(1.42)
Less distributions
From net investment income	(0.30)	(0.42)	(0.40)	(0.46)	(0.38)	(0.52)
From net realized gain	(1.08)	(1.82)	(1.45)	(0.41)	(1.53)	(1.14)
Total distributions	(1.38)	(2.24)	(1.85)	(0.87)	(1.91)	(1.66)
Net asset value, end of period	$16.49	$18.33	$20.99	$20.24	$18.51	$18.39
Total return (%)[3]	(3.39) [4]	(0.57)	13.21	14.36	12.06	(7.33)
Ratios and supplemental data
Net assets, end of period (in millions)	$174	$197	$235	$255	$271	$297
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79 [5]	0.80	0.82	0.83	0.85	0.86
Expenses including reductions	0.76 [5]	0.77	0.78	0.79	0.81	0.82
Net investment income	2.28 [5]	2.32	1.86	2.23	2.29	1.77
Portfolio turnover (%)	14	26	19	21	40	19

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
20	JOHN HANCOCK Equity Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$18.31	$20.97	$20.22	$18.49	$18.37	$21.45
Net investment income[2]	0.22	0.44	0.40	0.45	0.41	0.37
Net realized and unrealized gain (loss) on investments	(0.67)	(0.85)	2.21	2.16	1.63	(1.78)
Total from investment operations	(0.45)	(0.41)	2.61	2.61	2.04	(1.41)
Less distributions
From net investment income	(0.31)	(0.43)	(0.41)	(0.47)	(0.39)	(0.53)
From net realized gain	(1.08)	(1.82)	(1.45)	(0.41)	(1.53)	(1.14)
Total distributions	(1.39)	(2.25)	(1.86)	(0.88)	(1.92)	(1.67)
Net asset value, end of period	$16.47	$18.31	$20.97	$20.22	$18.49	$18.37
Total return (%)[3]	(3.37) [4]	(0.52)	13.28	14.44	12.13	(7.27)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,441	$1,495	$1,344	$1,377	$1,485	$1,553
Ratios (as a percentage of average net assets):
Expenses before reductions	0.74 [5]	0.75	0.77	0.78	0.80	0.81
Expenses including reductions	0.71 [5]	0.72	0.73	0.74	0.76	0.77
Net investment income	2.33 [5]	2.38	1.92	2.30	2.34	1.83
Portfolio turnover (%)	14	26	19	21	40	19

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Equity Income Fund	21

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Equity Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to provide substantial dividend income and also long-term growth of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
22	JOHN HANCOCK Equity Income Fund | SEMIANNUAL REPORT

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 29, 2020, by major security category or type:
	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$100,471,902	$94,593,941	$5,877,961	—
Consumer discretionary	40,203,943	40,203,943	—	—
Consumer staples	132,305,611	132,305,611	—	—
Energy	138,867,347	138,867,347	—	—
Financials	376,401,122	376,401,122	—	—
Health care	217,252,698	211,570,228	5,682,470	—
Industrials	201,880,132	201,880,132	—	—
Information technology	136,122,059	136,122,059	—	—
Materials	68,143,465	65,286,293	2,857,172	—
Real estate	59,565,090	59,565,090	—	—
Utilities	126,994,898	126,994,898	—	—
SEMIANNUAL REPORT | JOHN HANCOCK Equity Income Fund	23

	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Preferred securities	$38,526,147	$38,526,147	—	—
Convertible bonds	3,652,299	—	$3,652,299	—
Short-term investments	41,899,214	41,899,214	—	—
Total investments in securities	$1,682,285,927	$1,664,216,025	$18,069,902	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
24	JOHN HANCOCK Equity Income Fund | SEMIANNUAL REPORT

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 29, 2020, the fund loaned securities valued at $8,904,495 and received $9,913,704 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 29, 2020, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 29, 2020 were $2,961.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
SEMIANNUAL REPORT | JOHN HANCOCK Equity Income Fund	25

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of
26	JOHN HANCOCK Equity Income Fund | SEMIANNUAL REPORT

cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended February 29, 2020, the fund used futures contracts to substitute for securities purchased. The fund held futures contracts with USD notional values ranging up to $3.1 million, as measured at each quarter end. There were no open futures contracts as of February 29, 2020.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2020:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Equity	$163,606
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2020:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Equity	$(167)
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.800% of the first $100 million of aggregate net assets; b) 0.775% of the aggregate net assets between $100 million and $200 million; c) 0.750% of the aggregate net assets between $200 million and $500 million; d) 0.725% of the
SEMIANNUAL REPORT | JOHN HANCOCK Equity Income Fund	27

aggregate net assets between $500 million and $1 billion; e) 0.725% of the aggregate net assets between $1 billion and $1.5 billion and f) 0.700% of aggregate net assets excess over $1.5 billion. When aggregate net assets exceed $200 million on any day, the annual rate of management fee for that day is 0.775% on the first $200 million of aggregate net assets. When aggregate net assets exceed $500 million on any day, the annual rate of management fee for that day is 0.750% on the first $500 million of aggregate net assets and 0.725% on the amount above $500 million. When aggregate net assets exceed $1 billion on any day, the annual rate of management fee for that day is 0.725% on the first $1 billion of aggregate net assets. When aggregate net assets exceed $1.5 billion on any day, the annual rate of management fee for that day is 0.700% on the first $1.5 billion of aggregate net assets. Aggregate net assets include the net assets of the fund and Equity Income Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with T.Rowe Price Associates, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 29, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of Class A and Class C shares in an amount equal to the amount by which the expenses of each class as applicable, exceed 1.14% and 1.89%, respectively, of the average net assets attributable to the class. Expenses exclude taxes, brokerage commissions, interest expense, acquired fund fees and expenses paid indirectly, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and short dividend expense. This agreement expires December 31, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to waive a portion of its management fees for the fund. This voluntary waiver equals the amount by which the subadvisory fee paid to T. Rowe Price Associates, Inc. is reduced. This voluntary expense reimbursement may terminate at any time.
For the six months ended February 29, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$8,545
Class C	408
Class 1	30,207
Class	Expense reduction
Class NAV	$232,582
Total	$271,742

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2020, were equivalent to a net annual effective rate of 0.67% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory
28	JOHN HANCOCK Equity Income Fund | SEMIANNUAL REPORT

reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $92,222 for the six months ended February 29, 2020. Of this amount, $16,011 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $76,211 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2020, CDSCs received by the Distributor amounted to $379 and $13 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 29, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$85,206	$34,924
Class C	13,572	1,670
Class 1	50,287	—
Total	$149,065	$36,594
SEMIANNUAL REPORT | JOHN HANCOCK Equity Income Fund	29

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$15,206,699	5	1.601%	$3,382
Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 29, 2020 and for the year ended August 31, 2019 were as follows:
	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	610,263	$11,501,932	995,444	$17,988,634
Distributions reinvested	212,538	3,995,710	288,610	4,727,196
Repurchased	(274,145)	(5,135,770)	(557,710)	(10,146,117)
Net increase	548,656	$10,361,872	726,344	$12,569,713
Class C shares
Sold	16,168	$305,922	70,676	$1,286,919
Distributions reinvested	9,438	178,006	17,131	279,512
Repurchased	(27,755)	(533,553)	(71,343)	(1,303,611)
Net increase (decrease)	(2,149)	$(49,625)	16,464	$262,820
Class 1 shares
Sold	196,602	$3,722,603	254,975	$4,695,379
Distributions reinvested	762,964	14,351,352	1,457,283	23,950,239
Repurchased	(1,158,589)	(21,805,047)	(2,166,593)	(40,425,568)
Net decrease	(199,023)	$(3,731,092)	(454,335)	$(11,779,950)
Class NAV shares
Sold	7,354,683	$136,036,385	17,559,676	$320,289,388
Distributions reinvested	5,818,997	109,280,765	8,660,727	142,398,287
Repurchased	(7,356,975)	(140,794,766)	(8,615,631)	(165,438,188)
Net increase	5,816,705	$104,522,384	17,604,772	$297,249,487
Total net increase	6,164,189	$111,103,539	17,893,245	$298,302,070
30	JOHN HANCOCK Equity Income Fund | SEMIANNUAL REPORT

Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on February 29, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $260,354,975 and $250,623,652, respectively, for the six months ended February 29, 2020.
Note 8—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 9—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 29, 2020, funds within the John Hancock group of funds complex held 86.2% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Fund	30.4%
John Hancock Funds II Multimanager Lifestyle Balanced Fund	22.0%
John Hancock Funds II Multimanager Lifestyle Aggressive Fund	12.4%
Note 10—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	989,304	$8,171,462	$86,279,423	$(84,550,738)	$245	$1,451	$36,836	—	$9,901,843

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 11—Other Matters
The Trust and several of its funds, including the Equity Income Fund (the “fund”), have been named as defendants in a number of adversary proceedings in state and Federal courts across the country arising out of an $8 billion leveraged buyout (“LBO”) transaction in 2007 whereby the Tribune Company (“Tribune”) converted to a privately held company. In Kirchner v. FitzSimons, No.12-2652 (S.D.N.Y.) (the “FitzSimons Action”), the plaintiff alleges that Tribune insiders and shareholders were overpaid for their Tribune stock and is attempting to obtain from former
SEMIANNUAL REPORT | JOHN HANCOCK Equity Income Fund	31

shareholders the proceeds received in connection with the LBO. This claim was brought as a putative defendant class action that names certain shareholders as representatives of a potential class comprised of all Tribune shareholders that tendered their shares in the LBO and received proceeds as a result, including certain John Hancock mutual funds. Certain John Hancock mutual funds received a total of approximately $49 million in connection with the LBO. The total amount at issue for the Equity Income Fund is approximately $12 million. In addition, a group of Tribune creditors filed fifty three actions in various state and federal courts against former Tribune shareholders asserting state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC Actions”). The FitzSimons Action and the SLCFC Actions have been consolidated with the majority of the other LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litigation, No.11-md-2696 (S.D.N.Y.).
As of August 1, 2019, all claims in the FitzSimons Action had been dismissed by the District Court. However, prior to this dismissal on July 15, 2019, the plaintiff in the FitzSimons case filed a notice of appeal with the Second Circuit appealing, among other things, the dismissal of his intentional fraudulent transfer claim against the shareholder defendants; and the District Court’s denial of his motion for leave to amend the complaint to add a constructive fraudulent transfer claim against certain shareholder defendants (FitzSimons appeal). The separate individual creditor actions remain at the Second Circuit pending a resolution of the state law plaintiffs’ request to have those actions sent back to the District Court for a determination of whether the Section 546(e) of the Bankruptcy Code - the statutory safe harbor for settlement payments - continues to protect all share-holder defendants following the Supreme Court’s ruling in a separate case involving Section 546(e) Merit Management.
On December 19, 2019, the Court of Appeals for the Second Circuit issued a new ruling and affirmed the dismissal of the state law constructive fraudulent transfer conveyance claims. Among other things, the Second Circuit held that all shareholder defendants can take advantage of the Section 546(e) safe harbor and that Section 546(e) preempts state law claims.
Regarding the FitzSimons appeal, on January 2, 2020, the plaintiffs filed a Petition for Panel Rehearing before all the judges of the court. On February 26, 2020, the Second Circuit denied this Petition.
At this time, the fund cannot predict the outcome of these proceedings. If the proceeding were to be decided in a manner adverse to the fund or if the fund enters into a settlement agreement with the plaintiffs, depending upon the circumstances, the payment of such judgement or settlement could have an adverse effect on the fund’s net asset value.
Note 12—Subsequent events
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the fund's performance, resulting in losses to your investment.
32	JOHN HANCOCK Equity Income Fund | SEMIANNUAL REPORT

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

T. Rowe Price Associates, Inc.

Portfolio Manager

John D. Linehan, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       33

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1105613	458SA 2/20 4/2020

John Hancock

Fundamental Global Franchise Fund

Semiannual report 2/29/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets were on pace to deliver strong returns during the 6 months ended February 29, 2020, until heightened fears over the coronavirus (COVID-19) sent the markets tumbling during the last week of the period. Prior to the turbulence that ended the period, investors in non-U.S. equities saw strong gains, fueled in part by similarly supportive monetary policy and some signs of strength in developing markets.

However, the COVID-19 pandemic and plummeting oil prices put an end to all that good news. Shortly after period end, the U.S. Federal Reserve lowered interest rates while governments around the world embarked on plans to launch fiscal stimulus to mitigate supply chain destruction and support economic growth.

After the longest bull market in U.S. history, we're now in bear market territory. Indeed, the spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Fundamental Global Franchise Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
11	Financial statements
14	Financial highlights
18	Notes to financial statements
26	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/2020 (%)

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus. The fund recently experienced negative short-term performance due to market volatility associated with the COVID-19 pandemic.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 2/29/2020 (%)

TOP 10 HOLDINGS AS OF 2/29/2020 (%)

eBay, Inc.	7.6
Heineken Holding NV	6.4
Berkshire Hathaway, Inc., Class B	6.2
Anheuser-Busch InBev SA	5.9
Amazon.com, Inc.	5.5
Danone SA	5.3
Ferrari NV	5.1
Cie Financiere Richemont SA	4.8
Walmart, Inc.	4.1
Reckitt Benckiser Group PLC	4.0
TOTAL	54.9
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       3

COUNTRY COMPOSITION AS OF 2/29/2020 (%)

United States	59.0
United Kingdom	8.2
France	7.5
Italy	7.2
Netherlands	6.4
Belgium	5.9
Switzerland	4.8
Japan	1.0
TOTAL	100.0
As a percentage of net assets.

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus and "Subsequent events" section in the Notes to financial statements.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 29, 2020

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	6-month	5-year	Since inception[1]
Class A	-2.13	5.64	9.02	-10.92	31.58	94.00
Class I2	3.29	7.05	10.12	-6.11	40.61	109.47
Class R6[2,3]	3.30	6.98	9.92	-6.10	40.10	106.55
Class NAV[2]	3.31	7.17	10.23	-6.09	41.39	111.17
Index †	4.63	5.88	9.96	0.88	33.09	107.10

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I	Class R6	Class NAV
Gross (%)	1.31	1.01	0.90	0.89
Net (%)	1.30	1.00	0.89	0.88

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI World Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Fundamental Global Franchise Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in MSCI World Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class I2	6-29-12	20,947	20,947	20,710
Class R6[2,3]	6-29-12	20,655	20,655	20,710
Class NAV[2]	6-29-12	21,117	21,117	20,710

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 6-29-12.
2	For certain types of investors, as described in the fund's prospectuses.
3	Class R6 shares were first offered on 2-13-17. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2019, with the same investment held until February 29, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2019, with the same investment held until February 29, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2019	Ending value on 2-29-2020	Expenses paid during period ended 2-29-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 937.70	$6.26	1.30%
	Hypothetical example	1,000.00	1,018.40	6.52	1.30%
Class I	Actual expenses/actual returns	1,000.00	938.90	4.82	1.00%
	Hypothetical example	1,000.00	1,019.90	5.02	1.00%
Class R6	Actual expenses/actual returns	1,000.00	939.00	4.29	0.89%
	Hypothetical example	1,000.00	1,020.40	4.47	0.89%
Class NAV	Actual expenses/actual returns	1,000.00	939.10	4.24	0.88%
	Hypothetical example	1,000.00	1,020.50	4.42	0.88%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
8	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-29-20 (unaudited)
	Shares	Value
Common stocks 92.1%		$381,756,427
(Cost $336,124,430)
Belgium 5.9%		24,258,276
Anheuser-Busch InBev SA	419,832	24,258,276
France 7.5%		31,257,890
Danone SA	313,188	22,104,298
Sodexo SA	94,709	9,153,592
Italy 7.2%		29,690,688
Ferrari NV	133,952	21,130,928
Salvatore Ferragamo SpA	537,900	8,559,760
Japan 1.0%		4,230,743
Asics Corp.	393,400	4,230,743
Netherlands 6.4%		26,719,590
Heineken Holding NV	300,905	26,719,590
Switzerland 4.8%		19,805,387
Cie Financiere Richemont SA	288,914	19,805,387
United Kingdom 8.2%		33,835,306
Associated British Foods PLC	347,778	10,154,792
Diageo PLC	199,190	7,107,015
Reckitt Benckiser Group PLC	224,291	16,573,499
United States 51.1%		211,958,547
Alnylam Pharmaceuticals, Inc. (A)	35,523	4,179,636
Alphabet, Inc., Class A (A)	3,209	4,297,653
Alphabet, Inc., Class C (A)	3,210	4,299,249
Amazon.com, Inc. (A)	12,020	22,642,675
American Tower Corp.	49,264	11,173,075
Berkshire Hathaway, Inc., Class B (A)	124,495	25,688,298
CarGurus, Inc. (A)	177,016	4,512,138
Comcast Corp., Class A	308,230	12,461,739
Dollar Tree, Inc. (A)	52,457	4,355,505
eBay, Inc.	905,821	31,377,639
Fox Corp., Class A	276,563	8,501,547
Gilead Sciences, Inc.	91,820	6,368,635
Liberty Media Corp.-Liberty Formula One, Series A (A)	284,491	10,665,568
Liberty Media Corp.-Liberty Formula One, Series C (A)	290,079	11,330,486
Post Holdings, Inc. (A)	65,683	6,651,061
Ralph Lauren Corp.	76,024	8,021,292
Tempur Sealy International, Inc. (A)	48,506	3,625,824
The Hain Celestial Group, Inc. (A)	218,390	5,182,395
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	9

	Shares	Value
United States (continued)
UnitedHealth Group, Inc.	37,727	$9,618,876
Walmart, Inc.	157,924	17,005,256

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 8.6%				$35,458,762
(Cost $35,457,419)
U.S. Government Agency 8.1%				33,669,000
Federal Agricultural Mortgage Corp. Discount Note	1.390	03-02-20	6,608,000	6,608,000
Federal Home Loan Bank Discount Note	1.320	03-02-20	27,061,000	27,061,000

	Yield (%)	Shares	Value
Short-term funds 0.5%			1,789,762

JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	1.4286(B)	1,789,762	1,789,762

Total investments (Cost $371,581,849) 100.7%	$417,215,189
Other assets and liabilities, net (0.7%)	(2,737,063)
Total net assets 100.0%	$414,478,126

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 2-29-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 2-29-20, the aggregate cost of investments for federal income tax purposes was $373,377,839. Net unrealized appreciation aggregated to $43,837,350, of which $65,348,484 related to gross unrealized appreciation and $21,511,134 related to gross unrealized depreciation.
10	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-29-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $371,581,849)	$417,215,189
Foreign currency, at value (Cost $240)	237
Dividends and interest receivable	1,071,712
Receivable for fund shares sold	1,595,295
Receivable for investments sold	4,317,725
Receivable due from advisor	172,949
Other assets	58,704
Total assets	424,431,811
Liabilities
Payable for investments purchased	9,259,803
Payable for fund shares repurchased	610,066
Payable to affiliates
Accounting and legal services fees	10,939
Transfer agent fees	6,094
Trustees' fees	815
Other liabilities and accrued expenses	65,968
Total liabilities	9,953,685
Net assets	$414,478,126
Net assets consist of
Paid-in capital	$359,218,510
Total distributable earnings (loss)	55,259,616
Net assets	$414,478,126

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($4,418,583 ÷ 420,716 shares)[1]	$10.50
Class I ($68,378,603 ÷ 6,486,231 shares)	$10.54
Class R6 ($7,078,733 ÷ 670,988 shares)	$10.55
Class NAV ($334,602,207 ÷ 31,717,128 shares)	$10.55
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.05

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	11

STATEMENT OF OPERATIONS For the six months ended  2-29-20 (unaudited)

Investment income
Dividends	$2,383,853
Interest	296,357
Less foreign taxes withheld	(197,543)
Total investment income	2,482,667
Expenses
Investment management fees	1,864,024
Distribution and service fees	7,236
Accounting and legal services fees	42,174
Transfer agent fees	25,418
Trustees' fees	4,697
Custodian fees	70,615
State registration fees	27,412
Printing and postage	13,583
Professional fees	31,045
Other	13,481
Total expenses	2,099,685
Less expense reductions	(17,637)
Net expenses	2,082,048
Net investment income	400,619
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	23,584,776
Realized loss on investments not meeting investment restrictions	(172,949)
Payment from investment advisor for loss on investments not meeting investment restrictions	172,949
23,584,776
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(49,107,530)
(49,107,530)
Net realized and unrealized loss	(25,522,754)
Decrease in net assets from operations	$(25,122,135)
12	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19
Increase (decrease) in net assets
From operations
Net investment income	$400,619	$2,800,922
Net realized gain	23,584,776	13,933,118
Change in net unrealized appreciation (depreciation)	(49,107,530)	10,525,960
Increase (decrease) in net assets resulting from operations	(25,122,135)	27,260,000
Distributions to shareholders
From earnings
Class A	(299,153)	(344,649)
Class I	(1,973,680)	(489,827)
Class R6	(497,140)	(435,154)
Class NAV	(26,399,740)	(47,517,438)
Total distributions	(29,169,713)	(48,787,068)
From fund share transactions	(18,577,108)	72,454,278
Total increase (decrease)	(72,868,956)	50,927,210
Net assets
Beginning of period	487,347,082	436,419,872
End of period	$414,478,126	$487,347,082
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	13

Financial highlights
CLASS A SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$11.91	$13.03	$14.21	$13.78	$12.71	$13.24
Net investment income (loss)[2]	(0.01) [3]	0.02	0.05	0.05	0.07	0.05
Net realized and unrealized gain (loss) on investments	(0.66)	0.26	0.84	1.68	2.35	0.14
Total from investment operations	(0.67)	0.28	0.89	1.73	2.42	0.19
Less distributions
From net investment income	(0.05)	(0.02)	(0.08)	(0.04)	(0.07)	(0.07)
From net realized gain	(0.69)	(1.38)	(1.99)	(1.26)	(1.28)	(0.65)
Total distributions	(0.74)	(1.40)	(2.07)	(1.30)	(1.35)	(0.72)
Net asset value, end of period	$10.50	$11.91	$13.03	$14.21	$13.78	$12.71
Total return (%)[4,5]	(6.23) [6]	4.61	6.80	14.58	19.84	1.51
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$5	$3	$1	$— [7]	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.31 [8]	1.31	1.29	1.28	1.28	1.33
Expenses including reductions	1.30 [8]	1.30	1.28	1.27	1.28	1.32
Net investment income (loss)	(0.24) [3,8]	0.20	0.41	0.34	0.50	0.38
Portfolio turnover (%)	28	26	40	54	38	28

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
14	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$11.97	$13.10	$14.28	$13.84	$12.76	$13.29
Net investment income[2]	— [3,4]	0.09	0.07	0.10	0.13	0.11
Net realized and unrealized gain (loss) on investments	(0.66)	0.22	0.86	1.68	2.34	0.12
Total from investment operations	(0.66)	0.31	0.93	1.78	2.47	0.23
Less distributions
From net investment income	(0.08)	(0.06)	(0.12)	(0.08)	(0.11)	(0.11)
From net realized gain	(0.69)	(1.38)	(1.99)	(1.26)	(1.28)	(0.65)
Total distributions	(0.77)	(1.44)	(2.11)	(1.34)	(1.39)	(0.76)
Net asset value, end of period	$10.54	$11.97	$13.10	$14.28	$13.84	$12.76
Total return (%)[5]	(6.11) [6]	4.90	7.10	14.97	20.22	1.86
Ratios and supplemental data
Net assets, end of period (in millions)	$68	$31	$5	$4	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01 [7]	1.01	1.00	0.97	0.97	0.98
Expenses including reductions	1.00 [7]	1.01	0.99	0.96	0.97	0.98
Net investment income	0.07 [3,7]	0.77	0.56	0.74	0.96	0.83
Portfolio turnover (%)	28	26	40	54	38	28

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	15

CLASS R6 SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17 [2]
Per share operating performance
Net asset value, beginning of period	$11.98	$13.11	$14.29	$12.32
Net investment income[3]	0.01 [4]	0.08	0.13	0.09
Net realized and unrealized gain (loss) on investments	(0.65)	0.24	0.81	1.88
Total from investment operations	(0.64)	0.32	0.94	1.97
Less distributions
From net investment income	(0.10)	(0.07)	(0.13)	—
From net realized gain	(0.69)	(1.38)	(1.99)	—
Total distributions	(0.79)	(1.45)	(2.12)	—
Net asset value, end of period	$10.55	$11.98	$13.11	$14.29
Total return (%)[5]	(6.10) [6]	5.02	7.19	15.99 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$7	$4	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90 [8]	0.90	0.89	0.88 [8]
Expenses including reductions	0.89 [8]	0.90	0.89	0.87 [8]
Net investment income	0.17 [4,8]	0.71	1.05	1.17 [8]
Portfolio turnover (%)	28	26	40	54 [9]

[1]	Six months ended 2-29-20. Unaudited.
[2]	The inception date for Class R6 shares is 2-13-17.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
16	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$11.98	$13.11	$14.29	$13.85	$12.77	$13.30
Net investment income[2]	0.01 [3]	0.07	0.09	0.10	0.12	0.11
Net realized and unrealized gain (loss) on investments	(0.65)	0.26	0.85	1.69	2.37	0.14
Total from investment operations	(0.64)	0.33	0.94	1.79	2.49	0.25
Less distributions
From net investment income	(0.10)	(0.08)	(0.13)	(0.09)	(0.13)	(0.13)
From net realized gain	(0.69)	(1.38)	(1.99)	(1.26)	(1.28)	(0.65)
Total distributions	(0.79)	(1.46)	(2.12)	(1.35)	(1.41)	(0.78)
Net asset value, end of period	$10.55	$11.98	$13.11	$14.29	$13.85	$12.77
Total return (%)[4]	(6.09) [5]	5.04	7.21	15.09	20.34	1.99
Ratios and supplemental data
Net assets, end of period (in millions)	$335	$444	$425	$548	$451	$449
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89 [6]	0.89	0.88	0.86	0.86	0.87
Expenses including reductions	0.88 [6]	0.88	0.87	0.86	0.85	0.87
Net investment income	0.19 [3,6]	0.63	0.65	0.77	0.92	0.83
Portfolio turnover (%)	28	26	40	54	38	28

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	17

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Fundamental Global Franchise Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to to seek to provide capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
18	JOHN HANCOCK Fundamental Global Franchise Fund | SEMIANNUAL REPORT

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 29, 2020, by major security category or type:
	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Belgium	$24,258,276	—	$24,258,276	—
France	31,257,890	—	31,257,890	—
Italy	29,690,688	$21,130,928	8,559,760	—
Japan	4,230,743	—	4,230,743	—
Netherlands	26,719,590	—	26,719,590	—
Switzerland	19,805,387	—	19,805,387	—
United Kingdom	33,835,306	—	33,835,306	—
United States	211,958,547	211,958,547	—	—
Short-term investments	35,458,762	1,789,762	33,669,000	—
Total investments in securities	$417,215,189	$234,879,237	$182,335,952	—
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Global Franchise Fund	19

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
During the six months ended February 29, 2020, the fund realized losses of $172,949 on the disposal of investments not meeting the fund’s respective investment guidelines. The loss was reimbursed by the advisor subsequent to period end and is reflected in Receivable due from advisor on the Statement of Assets and Liabilities.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
20	JOHN HANCOCK Fundamental Global Franchise Fund | SEMIANNUAL REPORT

Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 29, 2020, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 29, 2020 were $1,522.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Global Franchise Fund	21

Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $1 billion of the fund’s average daily net assets and (b) 0.780% of the fund’s average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC (Subadvisor), an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 29, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 29, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$183
Class I	1,371
Class R6	288
Class	Expense reduction
Class NAV	$15,795
Total	$17,637

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2020, were equivalent to a net annual effective rate of 0.79% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
22	JOHN HANCOCK Fundamental Global Franchise Fund | SEMIANNUAL REPORT

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $4,487 for the six months ended February 29, 2020. Of this amount, $831 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $3,656 was paid as sales commissions to broker-dealers.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2020, there were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 29, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$7,236	$2,968
Class I	—	21,949
Class R6	—	501
Total	$7,236	$25,418
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Global Franchise Fund	23

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$1,733,649	1	1.825%	$88
Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 29, 2020 and for the year ended August 31, 2019 were as follows:
	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	56,352	$664,390	198,557	$2,299,834
Distributions reinvested	25,538	296,748	35,253	341,956
Repurchased	(50,464)	(593,393)	(70,265)	(807,619)
Net increase	31,426	$367,745	163,545	$1,834,171
Class I shares
Sold	4,252,448	$49,846,232	2,931,806	$31,205,381
Distributions reinvested	169,269	1,973,681	50,342	489,827
Repurchased	(556,457)	(6,516,993)	(723,255)	(8,138,863)
Net increase	3,865,260	$45,302,920	2,258,893	$23,556,345
Class R6 shares
Sold	33,017	$394,771	285,622	$3,154,342
Distributions reinvested	42,636	497,139	44,723	435,154
Repurchased	(20,633)	(244,988)	(13,772)	(156,980)
Net increase	55,020	$646,922	316,573	$3,432,516
Class NAV shares
Sold	654,341	$7,347,811	2,268,870	$25,666,221
Distributions reinvested	2,264,129	26,399,739	4,883,601	47,517,438
Repurchased	(8,254,868)	(98,642,245)	(2,511,975)	(29,552,413)
Net increase (decrease)	(5,336,398)	$(64,894,695)	4,640,496	$43,631,246
Total net increase (decrease)	(1,384,692)	$(18,577,108)	7,379,507	$72,454,278
Affiliates of the fund owned 69% and 100% of shares of Class R6 and Class NAV on February 29, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
24	JOHN HANCOCK Fundamental Global Franchise Fund | SEMIANNUAL REPORT

Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $119,246,416 and $157,003,464, respectively, for the six months ended February 29, 2020.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 29, 2020, funds within the John Hancock group of funds complex held 80.7% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	25.7%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	22.5%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	8.3%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	6.4%
Note 8—Subsequent events
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the fund's performance, resulting in losses to your investment.
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Global Franchise Fund	25

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Emory W. (Sandy) Sanders, Jr., CFA
Jonathan T. White, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       26

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Fundamental Global Franchise Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1105618	398SA 2/20 4/2020

John Hancock

Global Equity Fund

Semiannual report 2/29/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R2, Class R4, and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets were on pace to deliver strong returns during the 6 months ended February 29, 2020, until heightened fears over the coronavirus (COVID-19) sent the markets tumbling during the last week of the period. Prior to the turbulence that ended the period, investors in non-U.S. equities saw strong gains, fueled in part by similarly supportive monetary policy and some signs of strength in developing markets.

However, the COVID-19 pandemic and plummeting oil prices put an end to all that good news. Shortly after period end, the U.S. Federal Reserve lowered interest rates while governments around the world embarked on plans to launch fiscal stimulus to mitigate supply chain destruction and support economic growth.

After the longest bull market in U.S. history, we're now in bear market territory. Indeed, the spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Global Equity Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
13	Financial statements
17	Financial highlights
24	Notes to financial statements
36	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/2020 (%)

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus. The fund recently experienced negative short-term performance due to market volatility associated with the COVID-19 pandemic.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 2/29/2020 (%)

TOP 10 HOLDINGS AS OF 2/29/2020 (%)

Apple, Inc.	4.9
Microsoft Corp.	4.7
United Technologies Corp.	3.6
Johnson & Johnson	3.0
CRH PLC	2.7
Verizon Communications, Inc.	2.7
Alphabet, Inc., Class A	2.7
Oracle Corp.	2.5
TOTAL SA	2.5
Cie Generale des Etablissements Michelin SCA	2.5
TOTAL	31.8
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       3

TOP 10 COUNTRIES AS OF 2/29/2020 (%)

United States	53.0
United Kingdom	11.7
France	10.9
Netherlands	8.1
Switzerland	6.4
Ireland	3.9
Japan	1.9
South Korea	1.9
Hong Kong	1.0
Taiwan	0.8
TOTAL	99.6
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus and "Subsequent events" section in the Notes to financial statements.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 29, 2020

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	6-month	5-year	Since inception[1]
Class A	-1.73	3.50	5.27	-5.88	18.75	41.69
Class C2	1.71	3.83	5.53	-2.30	20.67	44.09
Class I3	3.75	4.84	6.36	-0.86	26.66	52.04
Class R2[2,3]	3.36	4.55	6.06	-1.05	24.90	49.15
Class R4[2,3]	3.77	4.81	6.26	-0.84	26.50	51.06
Class R6[2,3]	3.84	4.97	6.38	-0.77	27.45	52.19
Class NAV[3]	3.95	5.00	6.51	-0.76	27.62	53.46
Index†	4.63	5.88	7.30	0.88	33.09	61.34

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.30	2.00	1.00	1.39	1.24	0.89	0.88
Net (%)	1.29	1.99	0.99	1.38	1.13	0.88	0.87

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI World Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Global Equity Fund  for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI World Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	5-16-13	14,409	14,409	16,134
Class I3	5-16-13	15,204	15,204	16,134
Class R2[2,3]	5-16-13	14,915	14,915	16,134
Class R4[2,3]	5-16-13	15,106	15,106	16,134
Class R6[2,3]	5-16-13	15,219	15,219	16,134
Class NAV[3]	5-16-13	15,346	15,346	16,134

The MSCI World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 5-16-13.
2	Class C, Class R2, Class R4, and Class R6 shares were first offered on 3-27-15. The returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2019, with the same investment held until February 29, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2019, with the same investment held until February 29, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2019	Ending value on 2-29-2020	Expenses paid during period ended 2-29-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 990.40	$ 6.43	1.30%
	Hypothetical example	1,000.00	1,018.40	6.52	1.30%
Class C	Actual expenses/actual returns	1,000.00	986.70	9.88	2.00%
	Hypothetical example	1,000.00	1,014.90	10.02	2.00%
Class I	Actual expenses/actual returns	1,000.00	991.40	4.95	1.00%
	Hypothetical example	1,000.00	1,019.90	5.02	1.00%
Class R2	Actual expenses/actual returns	1,000.00	989.50	6.88	1.39%
	Hypothetical example	1,000.00	1,018.00	6.97	1.39%
Class R4	Actual expenses/actual returns	1,000.00	991.60	5.15	1.04%
	Hypothetical example	1,000.00	1,019.70	5.22	1.04%
Class R6	Actual expenses/actual returns	1,000.00	992.30	4.41	0.89%
	Hypothetical example	1,000.00	1,020.40	4.47	0.89%
Class NAV	Actual expenses/actual returns	1,000.00	992.40	4.31	0.87%
	Hypothetical example	1,000.00	1,020.50	4.37	0.87%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
8	JOHN HANCOCK GLOBAL EQUITY FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-29-20 (unaudited)
	Shares	Value
Common stocks 94.0%		$586,654,404
(Cost $534,755,606)
France 10.9%		68,271,694
Airbus SE	62,305	7,520,112
Capgemini SE	100,287	11,113,507
Cie Generale des Etablissements Michelin SCA	143,332	15,360,390
Danone SA	178,188	12,576,218
Sanofi	66,476	6,199,926
TOTAL SA	358,647	15,501,541
Hong Kong 1.0%		6,275,368
China Mobile, Ltd.	788,500	6,275,368
Ireland 3.9%		24,307,778
CRH PLC	494,442	16,782,796
Medtronic PLC	74,749	7,524,982
Japan 1.9%		12,086,511
Mitsubishi Estate Company, Ltd.	708,200	12,086,511
Netherlands 8.1%		50,565,775
Akzo Nobel NV	75,932	6,075,340
Heineken NV	131,772	13,128,680
Koninklijke Ahold Delhaize NV	593,123	13,856,674
Koninklijke Philips NV	218,728	9,366,831
Wolters Kluwer NV	111,237	8,138,250
Switzerland 6.4%		39,879,602
Chubb, Ltd.	81,693	11,847,936
Nestle SA	74,975	7,715,364
Novartis AG	140,192	11,793,407
Roche Holding AG	26,507	8,522,895
Taiwan 0.8%		4,776,792
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	88,722	4,776,792
United Kingdom 11.7%		72,802,512
Amcor PLC (A)	1,595,700	15,170,290
Associated British Foods PLC	261,810	7,644,607
Direct Line Insurance Group PLC	1,565,816	6,241,639
Ferguson PLC	69,242	6,033,034
Informa PLC	662,539	5,863,758
Reckitt Benckiser Group PLC	108,220	7,996,683
Tesco PLC	3,422,767	10,198,254
Unilever NV	258,617	13,654,247
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	9

	Shares	Value
United States 49.3%		$307,688,372
Advance Auto Parts, Inc.	73,570	9,783,337
Alphabet, Inc., Class A (B)	12,412	16,622,771
Apple, Inc.	110,898	30,315,077
Arthur J. Gallagher & Company	79,531	7,753,477
Cisco Systems, Inc.	119,311	4,764,088
Comcast Corp., Class A	312,557	12,636,680
Exxon Mobil Corp.	264,707	13,616,528
Fortune Brands Home & Security, Inc.	160,346	9,901,366
Huntington Bancshares, Inc.	809,802	9,936,271
Johnson & Johnson	137,911	18,546,271
Johnson Controls International PLC	374,245	13,686,140
JPMorgan Chase & Co.	111,170	12,907,949
KeyCorp	684,168	11,186,147
Microsoft Corp.	181,114	29,342,279
Mondelez International, Inc., Class A	121,850	6,433,680
Oracle Corp.	316,353	15,646,819
Philip Morris International, Inc.	136,496	11,174,928
Raytheon Company	33,213	6,262,643
Synchrony Financial	286,543	8,338,401
United Technologies Corp.	173,421	22,647,048
Verizon Communications, Inc.	308,097	16,686,534
Wells Fargo & Company	330,890	13,516,857

Whirlpool Corp. (A)	46,794	5,983,081
Preferred securities 1.9%		$11,791,191
(Cost $10,092,864)
South Korea 1.9%		11,791,191
Samsung Electronics Company, Ltd.	308,861	11,791,191

	Yield (%)	Shares	Value
Short-term investments 3.7%			$23,437,083
(Cost $23,436,615)
Short-term funds 3.7%			23,437,083
John Hancock Collateral Trust (C)	1.6968(D)	126,463	1,265,760
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	1.4286(D)	22,171,323	22,171,323

Total investments (Cost $568,285,085) 99.6%	$621,882,678
Other assets and liabilities, net 0.4%	2,441,739
Total net assets 100.0%	$624,324,417

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 2-29-20.
10	JOHN HANCOCK GLOBAL EQUITY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

(B)	Non-income producing security.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 2-29-20.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	11

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	38,256,016	EUR	34,345,907	RBCD	6/17/2020	$111,484	—
						$111,484	—

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
RBCD	RBC Dominion Securities, Inc.
At 2-29-20, the aggregate cost of investments for federal income tax purposes was $568,970,498. Net unrealized appreciation aggregated to $53,023,664, of which $87,908,748 related to gross unrealized appreciation and $34,885,084 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
12	JOHN HANCOCK GLOBAL EQUITY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-29-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $567,019,793) including $1,233,020 of securities loaned	$620,616,918
Affiliated investments, at value (Cost $1,265,292)	1,265,760
Total investments, at value (Cost $568,285,085)	621,882,678
Unrealized appreciation on forward foreign currency contracts	111,484
Foreign currency, at value (Cost $1,238)	1,218
Interest receivable	1,982,577
Receivable for fund shares sold	2,005,182
Receivable for investments sold	20,379,118
Receivable for securities lending income	1,335
Other assets	80,412
Total assets	646,444,004
Liabilities
Payable for investments purchased	20,520,094
Payable for fund shares repurchased	225,723
Payable upon return of securities loaned	1,262,504
Payable to affiliates
Accounting and legal services fees	17,547
Transfer agent fees	6,650
Distribution and service fees	58
Trustees' fees	1,633
Other liabilities and accrued expenses	85,378
Total liabilities	22,119,587
Net assets	$624,324,417
Net assets consist of
Paid-in capital	$757,169,445
Total distributable earnings (loss)	(132,845,028)
Net assets	$624,324,417

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	13

STATEMENT OF ASSETS AND LIABILITIES 2-29-20 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($40,973,507 ÷ 3,682,050 shares)[1]	$11.13
Class C ($7,869,812 ÷ 707,049 shares)[1]	$11.13
Class I ($13,559,806 ÷ 1,218,745 shares)	$11.13
Class R2 ($131,484 ÷ 11,788 shares)	$11.15
Class R4 ($49,531 ÷ 4,451 shares)	$11.13
Class R6 ($26,756,020 ÷ 2,405,371 shares)	$11.12
Class NAV ($534,984,257 ÷ 48,119,180 shares)	$11.12
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.72

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
14	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  2-29-20 (unaudited)

Investment income
Dividends	$6,472,037
Interest	126,834
Securities lending	5,152
Less foreign taxes withheld	(203,367)
Total investment income	6,400,656
Expenses
Investment management fees	2,865,838
Distribution and service fees	114,720
Accounting and legal services fees	64,840
Transfer agent fees	43,319
Trustees' fees	7,031
Custodian fees	102,373
State registration fees	38,799
Printing and postage	21,886
Professional fees	34,494
Other	17,939
Total expenses	3,311,239
Less expense reductions	(27,163)
Net expenses	3,284,076
Net investment income	3,116,580
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	17,930,416
Affiliated investments	2,785
Forward foreign currency contracts	1,516,235
19,449,436
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(18,896,821)
Affiliated investments	468
Forward foreign currency contracts	(1,150,539)
(20,046,892)
Net realized and unrealized loss	(597,456)
Increase in net assets from operations	$2,519,124
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	15

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19
Increase (decrease) in net assets
From operations
Net investment income	$3,116,580	$14,284,640
Net realized gain	19,449,436	5,192,970
Change in net unrealized appreciation (depreciation)	(20,046,892)	5,026,624
Increase in net assets resulting from operations	2,519,124	24,504,234
Distributions to shareholders
From earnings
Class A	(930,247)	(2,585,019)
Class C	(132,508)	(623,606)
Class I	(352,089)	(1,027,952)
Class R2	(2,544)	(9,810)
Class R4	(1,244)	(3,214)
Class R6	(330,603)	(471,887)
Class NAV	(15,698,858)	(43,948,882)
Total distributions	(17,448,093)	(48,670,370)
From fund share transactions	(72,737,951)	(59,762,846)
Total decrease	(87,666,920)	(83,928,982)
Net assets
Beginning of period	711,991,337	795,920,319
End of period	$624,324,417	$711,991,337
16	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$11.47	$11.92	$12.03	$10.94	$10.24	$11.66
Net investment income (loss)[2]	0.03 [3]	0.18	0.16	0.15	0.19	0.19
Net realized and unrealized gain (loss) on investments	(0.12)	0.08	0.72	1.11	0.68	(0.74)
Total from investment operations	(0.09)	0.26	0.88	1.26	0.87	(0.55)
Less distributions
From net investment income	(0.19)	(0.20)	(0.17)	(0.17)	(0.17)	(0.24)
From net realized gain	(0.06)	(0.51)	(0.82)	—	—	(0.63)
Total distributions	(0.25)	(0.71)	(0.99)	(0.17)	(0.17)	(0.87)
Net asset value, end of period	$11.13	$11.47	$11.92	$12.03	$10.94	$10.24
Total return (%)[4,5]	(0.96) [6]	3.23	7.50	11.64	8.59	(4.95)
Ratios and supplemental data
Net assets, end of period (in millions)	$41	$42	$44	$46	$56	$70
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30 [7]	1.30	1.28	1.29	1.36	1.36
Expenses including reductions	1.30 [7]	1.29	1.27	1.28	1.35	1.32
Net investment income (loss)	0.49 [3,7]	1.60	1.36	1.34	1.86	1.69
Portfolio turnover (%)	17	18	43	46	35	45 [8]

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	17

CLASS C SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$11.44	$11.87	$11.99	$10.91	$10.21	$10.75
Net investment income (loss)[3]	(0.01) [4]	0.10	0.08	0.08	0.12	0.04
Net realized and unrealized gain (loss) on investments	(0.12)	0.10	0.71	1.09	0.67	(0.58)
Total from investment operations	(0.13)	0.20	0.79	1.17	0.79	(0.54)
Less distributions
From net investment income	(0.12)	(0.12)	(0.09)	(0.09)	(0.09)	—
From net realized gain	(0.06)	(0.51)	(0.82)	—	—	—
Total distributions	(0.18)	(0.63)	(0.91)	(0.09)	(0.09)	—
Net asset value, end of period	$11.13	$11.44	$11.87	$11.99	$10.91	$10.21
Total return (%)[5,6]	(1.33) [7]	2.59	6.69	10.83	7.82	(5.02) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$10	$13	$17	$18	$21
Ratios (as a percentage of average net assets):
Expenses before reductions	2.00 [8]	2.00	1.98	1.98	2.06	2.03 [8]
Expenses including reductions	2.00 [8]	1.99	1.97	1.98	2.05	2.02 [8]
Net investment income (loss)	(0.20) [4,8]	0.89	0.66	0.69	1.17	0.94 [8]
Portfolio turnover (%)	17	18	43	46	35	45 [9,10]

[1]	Six months ended 2-29-20. Unaudited.
[2]	The inception date for Class C shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized.
[9]	Excludes merger activity.
[10]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
18	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$11.48	$11.94	$12.05	$10.96	$10.26	$11.70
Net investment income (loss)[2]	0.05 [3]	0.21	0.19	0.21	0.23	0.22
Net realized and unrealized gain (loss) on investments	(0.11)	0.07	0.72	1.08	0.67	(0.75)
Total from investment operations	(0.06)	0.28	0.91	1.29	0.90	(0.53)
Less distributions
From net investment income	(0.23)	(0.23)	(0.20)	(0.20)	(0.20)	(0.28)
From net realized gain	(0.06)	(0.51)	(0.82)	—	—	(0.63)
Total distributions	(0.29)	(0.74)	(1.02)	(0.20)	(0.20)	(0.91)
Net asset value, end of period	$11.13	$11.48	$11.94	$12.05	$10.96	$10.26
Total return (%)[4]	(0.86) [5]	3.52	7.80	11.95	8.93	(4.79)
Ratios and supplemental data
Net assets, end of period (in millions)	$14	$14	$19	$26	$17	$18
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00 [6]	1.01	0.98	0.97	1.05	1.07
Expenses including reductions	1.00 [6]	1.00	0.97	0.97	1.04	1.06
Net investment income (loss)	0.79 [3,6]	1.86	1.61	1.83	2.22	1.96
Portfolio turnover (%)	17	18	43	46	35	45 [7]

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	19

CLASS R2 SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$11.49	$11.93	$12.05	$10.96	$10.25	$10.75
Net investment income (loss)[3]	0.02 [4]	0.16	0.13	0.16	0.20	0.09
Net realized and unrealized gain (loss) on investments	(0.12)	0.10	0.74	1.10	0.67	(0.59)
Total from investment operations	(0.10)	0.26	0.87	1.26	0.87	(0.50)
Less distributions
From net investment income	(0.18)	(0.19)	(0.17)	(0.17)	(0.16)	—
From net realized gain	(0.06)	(0.51)	(0.82)	—	—	—
Total distributions	(0.24)	(0.70)	(0.99)	(0.17)	(0.16)	—
Net asset value, end of period	$11.15	$11.49	$11.93	$12.05	$10.96	$10.25
Total return (%)[5]	(1.05) [6]	3.21	7.43	11.69	8.59	(4.65) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [7]	$— [7]	$— [7]	$— [7]	$— [7]	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.39 [8]	1.39	1.30	1.23	1.29	1.18 [8]
Expenses including reductions	1.39 [8]	1.39	1.29	1.22	1.28	1.17 [8]
Net investment income (loss)	0.40 [4,8]	1.40	1.10	1.44	1.97	1.87 [8]
Portfolio turnover (%)	17	18	43	46	35	45 [9,10]

[1]	Six months ended 2-29-20. Unaudited.
[2]	The inception date for Class R2 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Excludes merger activity.
[10]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
20	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$11.48	$11.93	$12.04	$10.95	$10.25	$10.75
Net investment income (loss)[3]	0.04 [4]	0.21	0.16	0.19	0.22	0.10
Net realized and unrealized gain (loss) on investments	(0.11)	0.08	0.75	1.09	0.67	(0.60)
Total from investment operations	(0.07)	0.29	0.91	1.28	0.89	(0.50)
Less distributions
From net investment income	(0.22)	(0.23)	(0.20)	(0.19)	(0.19)	—
From net realized gain	(0.06)	(0.51)	(0.82)	—	—	—
Total distributions	(0.28)	(0.74)	(1.02)	(0.19)	(0.19)	—
Net asset value, end of period	$11.13	$11.48	$11.93	$12.04	$10.95	$10.25
Total return (%)[5]	(0.84) [6]	3.54	7.74	11.91	8.86	(4.65) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [7]	$— [7]	$— [7]	$— [7]	$— [7]	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15 [8]	1.16	1.13	1.13	1.20	1.18 [8]
Expenses including reductions	1.04 [8]	1.05	1.02	1.02	1.09	1.07 [8]
Net investment income (loss)	0.74 [4,8]	1.84	1.33	1.67	2.16	2.01 [8]
Portfolio turnover (%)	17	18	43	46	35	45 [9,10]

[1]	Six months ended 2-29-20. Unaudited.
[2]	The inception date for Class R4 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Excludes merger activity.
[10]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	21

CLASS R6 SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$11.48	$11.94	$12.04	$10.95	$10.26	$10.75
Net investment income (loss)[3]	0.05 [4]	0.22	0.22	0.24	0.27	0.10
Net realized and unrealized gain (loss) on investments	(0.11)	0.07	0.72	1.06	0.64	(0.59)
Total from investment operations	(0.06)	0.29	0.94	1.30	0.91	(0.49)
Less distributions
From net investment income	(0.24)	(0.24)	(0.22)	(0.21)	(0.22)	—
From net realized gain	(0.06)	(0.51)	(0.82)	—	—	—
Total distributions	(0.30)	(0.75)	(1.04)	(0.21)	(0.22)	—
Net asset value, end of period	$11.12	$11.48	$11.94	$12.04	$10.95	$10.26
Total return (%)[5]	(0.77) [6]	3.63	7.99	12.09	8.97	(4.56) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$27	$7	$7	$5	$2	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89 [8]	0.90	0.88	0.88	0.95	0.93 [8]
Expenses including reductions	0.89 [8]	0.89	0.87	0.87	0.93	0.91 [8]
Net investment income (loss)	0.91 [4,8]	1.99	1.88	2.11	2.52	2.15 [8]
Portfolio turnover (%)	17	18	43	46	35	45 [9,10]

[1]	Six months ended 2-29-20. Unaudited.
[2]	The inception date for Class R6 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Excludes merger activity.
[10]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
22	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$11.48	$11.93	$12.04	$10.95	$10.26	$11.70
Net investment income (loss)[2]	0.06 [3]	0.22	0.21	0.21	0.24	0.22
Net realized and unrealized gain (loss) on investments	(0.12)	0.09	0.72	1.09	0.67	(0.72)
Total from investment operations	(0.06)	0.31	0.93	1.30	0.91	(0.50)
Less distributions
From net investment income	(0.24)	(0.25)	(0.22)	(0.21)	(0.22)	(0.31)
From net realized gain	(0.06)	(0.51)	(0.82)	—	—	(0.63)
Total distributions	(0.30)	(0.76)	(1.04)	(0.21)	(0.22)	(0.94)
Net asset value, end of period	$11.12	$11.48	$11.93	$12.04	$10.95	$10.26
Total return (%)[4]	(0.76) [5]	3.73	7.92	12.09	8.97	(4.54)
Ratios and supplemental data
Net assets, end of period (in millions)	$535	$638	$713	$747	$762	$478
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88 [6]	0.88	0.87	0.87	0.93	0.91
Expenses including reductions	0.87 [6]	0.88	0.86	0.86	0.93	0.91
Net investment income (loss)	0.91 [3,6]	2.00	1.78	1.82	2.31	1.99
Portfolio turnover (%)	17	18	43	46	35	45 [7]

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	23

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Global Equity Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
24	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 29, 2020, by major security category or type:
	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
France	$68,271,694	—	$68,271,694	—
Hong Kong	6,275,368	—	6,275,368	—
Ireland	24,307,778	$7,524,982	16,782,796	—
Japan	12,086,511	—	12,086,511	—
Netherlands	50,565,775	—	50,565,775	—
Switzerland	39,879,602	11,847,936	28,031,666	—
Taiwan	4,776,792	4,776,792	—	—
United Kingdom	72,802,512	—	72,802,512	—
United States	307,688,372	307,688,372	—	—
Preferred securities	11,791,191	—	11,791,191	—
Short-term investments	23,437,083	23,437,083	—	—
Total investments in securities	$621,882,678	$355,275,165	$266,607,513	—
SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	25

	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Derivatives:
Assets
Forward foreign currency contracts	$111,484	—	$111,484	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 29, 2020, the fund loaned securities valued at $1,233,020 and received $1,262,504 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
26	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 29, 2020, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 29, 2020 were $1,845.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2019, the fund has a short-term capital loss carryforward of $23,041,608 and a long-term capital loss carryforward of $178,158,526 available to offset future net realized capital gains. The utilization of the loss carryforwards, which were acquired in a merger, are limited to $3,061,922 each fiscal year due to IRC Section 382 limitations. Any unused portion of this limitation will carryforward to the following fiscal year. These carryforwards do not expire.
SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	27

As of August 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, wash sale loss deferrals, characterization of distributions and derivative transactions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a
28	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT

segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended February 29, 2020, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The fund held forward foreign currency contracts with USD notional values ranging from $38.3 million to $39.1 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 29, 2020 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	$111,484	—
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2020:
Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts
Currency	$1,516,235
SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	29

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2020:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Currency	$(1,150,539)
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.825% of the first $500 million of average net assets and (b) 0.800% of excess over $500 million of average net assets. When average net assets exceed $500 million, the management fee is 0.800% on all net assets. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 29, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agreed to reduce its management fee or, if necessary,make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.89% of average net assets. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on December 31, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
30	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT

For the six months ended February 29, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$1,696
Class C	358
Class I	563
Class R2	5
Class	Expense reduction
Class R4	$2
Class R6	498
Class NAV	24,014
Total	$27,136

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2020, were equivalent to a net annual effective rate of 0.79% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2020, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $27 for Class R4 shares for the six months ended February 29, 2020.
Sales charges. Class A shares may be subject to up-front sales charges. For the six months ended February 29, 2020, no sales charges were assessed.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2020, there were no CDSCs received by the Distributor for Class A and Class C shares.
SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	31

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 29, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$67,071	$27,505
Class C	47,250	5,819
Class I	—	9,145
Class R2	330	9
Class R4	69	4
Class R6	—	837
Total	$114,720	$43,319
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$4,272,951	1	1.550%	$(184)
32	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT

Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 29, 2020 and for the year ended August 31, 2019 were as follows:
	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	269,955	$3,279,423	586,538	$6,515,404
Distributions reinvested	73,170	900,721	256,366	2,494,441
Repurchased	(364,889)	(4,426,714)	(804,762)	(8,926,539)
Net increase (decrease)	(21,764)	$(246,570)	38,142	$83,306
Class C shares
Sold	31,591	$384,507	101,402	$1,030,409
Distributions reinvested	10,012	123,450	60,406	588,957
Repurchased	(207,496)	(2,497,329)	(382,376)	(4,225,894)
Net decrease	(165,893)	$(1,989,372)	(220,568)	$(2,606,528)
Class I shares
Sold	76,294	$919,727	264,757	$2,960,161
Distributions reinvested	28,299	348,073	103,799	1,008,926
Repurchased	(123,848)	(1,509,570)	(720,899)	(8,088,514)
Net decrease	(19,255)	$(241,770)	(352,343)	$(4,119,427)
Class R2 shares
Sold	1,408	$17,370	1,945	$21,374
Distributions reinvested	206	2,543	702	6,845
Repurchased	(492)	(6,066)	(7,033)	(77,228)
Net increase (decrease)	1,122	$13,847	(4,386)	$(49,009)
Class R4 shares
Sold	30	$360	65	$720
Distributions reinvested	11	133	30	291
Repurchased	(1)	(8)	(16)	(177)
Net increase	40	$485	79	$834
Class R6 shares
Sold	2,067,939	$25,646,083	167,081	$1,836,366
Distributions reinvested	26,878	330,604	48,599	471,887
Repurchased	(285,867)	(3,568,844)	(235,265)	(2,393,742)
Net increase (decrease)	1,808,950	$22,407,843	(19,585)	$(85,489)
SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	33

	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	1,347,360	$15,807,168	1,702,222	$18,648,862
Distributions reinvested	1,277,368	15,698,858	4,526,146	43,948,882
Repurchased	(10,119,430)	(124,188,440)	(10,347,463)	(115,584,277)
Net decrease	(7,494,702)	$(92,682,414)	(4,119,095)	$(52,986,533)
Total net decrease	(5,891,502)	$(72,737,951)	(4,677,756)	$(59,762,846)
Affiliates of the fund owned 89%, 12% and 100% of shares of Class R4, Class R6 and Class NAV, respectively on February 29, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $113,545,392 and $201,833,062, respectively, for the six months ended February 29, 2020.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 29, 2020, funds within the John Hancock group of funds complex held 83.5% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	27.2%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	25.6%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	9.0%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	7.9%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	126,463	$42,017	$74,759,593	$(73,539,103)	$2,785	$468	$5,152	—	$1,265,760

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
34	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT

Note 10—Subsequent events
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the fund's performance, resulting in losses to your investment.
SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	35

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Paul G. Boyne
Stephen G. Hermsdorf

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       36

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Global Equity Fund . It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1105620	425SA 2/20 4/2020

John Hancock

Income Allocation Fund

Semiannual report 2/29/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets were on pace to deliver strong returns during the 6 months ended February 29, 2020, until heightened fears over the coronavirus (COVID-19) sent the markets skidding during the last week of the period. Prior to the turbulence, investors benefited from a combination of low inflation, accommodative central bank policy, healthy fundamentals, and corporate buybacks of stock. Investors in non-U.S. equities also saw strong gains, fueled in part by similarly supportive monetary policy and some signs of strength in developing markets. In an environment of low inflation and declining interest rates, bonds were also faring well.

However, the COVID-19 pandemic and plummeting oil prices put an end to all that good news. Shortly after period end, the U.S. Federal Reserve lowered interest rates and lawmakers embarked on a plan to launch major fiscal stimulus to support the economy.

After the longest bull market in U.S. history, we're now in bear market territory. Indeed, the spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Income Allocation Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund's investments
10	Financial statements
13	Financial highlights
17	Notes to financial statements
27	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide a high level of current income with consideration for capital appreciation and preservation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/2020 (%)

The Blended Index comprises 70% Bloomberg Barclays U.S. Aggregate Bond Index and 30% MSCI World Index.

It is not possible to invest in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus. The fund recently experienced negative short-term performance due to market volatility associated with the COVID-19 pandemic.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       2

Portfolio summary

ASSET ALLOCATION AS OF 2/29/2020 (%)

Equity	13.0
International Equity	13.0
Fixed income	70.9
Multi-Sector Bond	26.1
Intermediate Bond	22.0
High Yield Bond	10.4
Emerging-Market Debt	8.3
Bank Loan	4.1
Exchange-traded funds	15.2
Short-term investments and other	0.9

As a percentage of net assets.

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus and "Subsequent events" section in the Notes to financial statements.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 29, 2020

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	Since inception[2]	6-month	5-year	Since inception[2]	as of 2-29-20	as of 2-29-20
Class A	0.88	2.24	2.41	-3.46	11.73	13.45	3.15	-0.72
Class C	3.41	2.34	2.48	-0.76	12.27	13.83	2.57	-1.46
Class I3	5.40	3.39	3.53	0.69	18.12	20.19	3.60	-0.45
Class R6[3]	5.51	3.49	3.64	0.74	18.71	20.82	3.71	-0.34
Index 1†	11.68	3.58	3.76	3.39	19.21	21.58	—	—
Index 2†	4.63	5.88	6.28	0.88	33.09	38.03	—	—
Index 3†	9.83	4.45	4.70	2.79	24.30	27.50	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the fund invests. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6
Gross (%)	4.46	5.16	4.16	4.05
Net (%)	1.30	2.00	1.00	0.89

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Bloomberg Barclays U.S. Aggregate Bond Index; Index 2 is the MSCI World Index; Index 3 is 70% Bloomberg Barclays U.S. Aggregate Bond Index and 30% MSCI World Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       4

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Income Allocation Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in a blended index and two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)	Index 3 ($)
Class C4	11-14-14	11,383	11,383	12,158	13,803	12,750
Class I3	11-14-14	12,019	12,019	12,158	13,803	12,750
Class R6[3]	11-14-14	12,082	12,082	12,158	13,803	12,750

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issue.

The MSCI World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

The Blended Index comprises 70% Bloomberg Barclays U.S. Aggregate Bond Index and 30% MSCI World Index.

It is not possible to invest in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	From 11-14-14.
3	For certain types of investors, as described in the fund's prospectus.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2019, with the same investment held until February 29, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2019, with the same investment held until February 29, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK INCOME ALLOCATION FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2019	Ending value on 2-29-2020	Expenses paid during period ended 2-29-2020[1]	Annualized expense ratio[2]
Class A	Actual expenses/actual returns	$1,000.00	$1,005.50	$3.34	0.67%
	Hypothetical example	1,000.00	1,021.50	3.37	0.67%
Class C	Actual expenses/actual returns	1,000.00	1,002.30	6.82	1.37%
	Hypothetical example	1,000.00	1,018.10	6.87	1.37%
Class I	Actual expenses/actual returns	1,000.00	1,006.90	1.85	0.37%
	Hypothetical example	1,000.00	1,023.00	1.86	0.37%
Class R6	Actual expenses/actual returns	1,000.00	1,007.40	1.30	0.26%
	Hypothetical example	1,000.00	1,023.60	1.31	0.26%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
[2]	Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
SEMIANNUAL REPORT | JOHN HANCOCK INCOME ALLOCATION FUND	7

Fund’s investments
AS OF 2-29-20 (unaudited)
	Shares	Value
Affiliated investment companies (A) 83.9%		$4,921,016
(Cost $4,856,304)
Equity 13.0%		762,209
Global Equity, Class NAV, JHF II (MIM US) (B)	22,488	250,062
Global Shareholder Yield, Class NAV, JHF III (Epoch)	49,435	512,147
Fixed income 70.9%		4,158,807
Bond, Class NAV, JHSB (MIM US) (B)	77,890	1,289,853
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	51,234	488,259
Floating Rate Income, Class NAV, JHF II (Bain Capital)	29,289	238,413
High Yield, Class NAV, JHBT (MIM US) (B)	97,301	326,930
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	26,944	256,777
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	119,655	1,277,912

U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	25,585	280,663
Unaffiliated investment companies 15.2%		$889,245
(Cost $922,182)
Exchange-traded funds 15.2%		889,245
Global X MLP ETF (C)	17,553	106,371
iShares Preferred & Income Securities ETF	3,216	116,741
SPDR S&P International Dividend ETF (C)	4,765	176,019
Vanguard Global ex-U.S. Real Estate ETF (C)	1,051	56,901
Vanguard High Dividend Yield ETF	4,599	379,418
Vanguard Real Estate ETF	616	53,795

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 7.7%				$453,711
(Cost $453,628)
U.S. Government 0.3%				19,998
U.S. Treasury Bill	1.515	03-05-20	20,000	19,998

	Yield (%)	Shares	Value
Short-term funds 7.4%			433,713
John Hancock Collateral Trust (D)	1.6968(E)	27,734	277,589
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.5386(E)	156,124	156,124

Total investments (Cost $6,232,114) 106.8%	$6,263,972
Other assets and liabilities, net (6.8%)	(400,019)
Total net assets 100.0%	$5,863,953

8	JOHN HANCOCK INCOME ALLOCATION FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHSB	John Hancock Sovereign Bond Fund
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 2-29-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 2-29-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 2-29-20, the aggregate cost of investments for federal income tax purposes was $6,360,903. Net unrealized depreciation aggregated to $96,931, of which $123,561 related to gross unrealized appreciation and $220,492 related to gross unrealized depreciation.
Subadvisors of Affiliated Underlying Funds
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Epoch Investment Partners, Inc.	(Epoch)
Manulife Investment Management (US) LLC	(MIM US)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wells Capital Management, Incorporated	(Wells Capital)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME ALLOCATION FUND	9

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-29-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,098,303) including $271,099 of securities loaned	$1,065,367
Affiliated investments, at value (Cost $5,133,811)	5,198,605
Total investments, at value (Cost $6,232,114)	6,263,972
Foreign currency, at value (Cost $1)	1
Dividends and interest receivable	12,179
Receivable for fund shares sold	500
Receivable for investments sold	31,195
Receivable for securities lending income	290
Receivable from affiliates	1,332
Other assets	41,384
Total assets	6,350,853
Liabilities
Due to custodian	145
Payable for investments purchased	131,818
Payable for fund shares repurchased	31,523
Payable upon return of securities loaned	277,540
Payable to affiliates
Accounting and legal services fees	163
Transfer agent fees	569
Other liabilities and accrued expenses	45,142
Total liabilities	486,900
Net assets	$5,863,953
Net assets consist of
Paid-in capital	$10,109,973
Total distributable earnings (loss)	(4,246,020)
Net assets	$5,863,953

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($4,519,597 ÷ 462,945 shares)[1]	$9.76
Class C ($776,415 ÷ 79,817 shares)[1]	$9.73
Class I ($390,043 ÷ 39,920 shares)	$9.77
Class R6 ($177,898 ÷ 18,200 shares)	$9.77
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.17

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
10	JOHN HANCOCK Income Allocation Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  2-29-20 (unaudited)

Investment income
Income distributions received from affiliated investments	$92,653
Dividends	28,424
Securities lending	1,643
Interest	511
Total investment income	123,231
Expenses
Investment management fees	12,310
Distribution and service fees	11,264
Accounting and legal services fees	565
Transfer agent fees	3,723
Trustees' fees	135
Custodian fees	24,813
State registration fees	24,818
Printing and postage	11,206
Professional fees	33,406
Other	5,188
Total expenses	127,428
Less expense reductions	(104,824)
Net expenses	22,604
Net investment income	100,627
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	4,649
Affiliated investments	12,154
Capital gain distributions received from affiliated investments	19,641
Futures contracts	2,027
38,471
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(71,120)
Affiliated investments	(25,296)
Futures contracts	283
(96,133)
Net realized and unrealized loss	(57,662)
Increase in net assets from operations	$42,965
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Income Allocation Fund	11

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19
Increase (decrease) in net assets
From operations
Net investment income	$100,627	$186,616
Net realized gain (loss)	38,471	(47,176)
Change in net unrealized appreciation (depreciation)	(96,133)	183,504
Increase in net assets resulting from operations	42,965	322,944
Distributions to shareholders
From earnings
Class A	(86,356)	(149,223)
Class C	(11,104)	(20,264)
Class I	(6,028)	(11,271)
Class R6	(4,360)	(5,900)
Total distributions	(107,848)	(186,658)
From fund share transactions	(146,716)	(234,379)
Total decrease	(211,599)	(98,093)
Net assets
Beginning of period	6,075,552	6,173,645
End of period	$5,863,953	$6,075,552
12	JOHN HANCOCK Income Allocation Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$9.88	$9.67	$9.93	$9.75	$9.55	$10.00
Net investment income[3,4]	0.16	0.31	0.32	0.29	0.31	0.23
Net realized and unrealized gain (loss) on investments	(0.10)	0.21	(0.24)	0.21	0.34	(0.42)
Total from investment operations	0.06	0.52	0.08	0.50	0.65	(0.19)
Less distributions
From net investment income	(0.16)	(0.31)	(0.34)	(0.32)	(0.43)	(0.25)
From net realized gain	(0.02)	—	— [5]	— [5]	(0.02)	(0.01)
Total distributions	(0.18)	(0.31)	(0.34)	(0.32)	(0.45)	(0.26)
Net asset value, end of period	$9.76	$9.88	$9.67	$9.93	$9.75	$9.55
Total return (%)[6,7]	0.55 [8]	5.52	0.80	5.30	7.13	(2.00) [8]
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$5	$5	$6	$3	$4
Ratios (as a percentage of average net assets):
Expenses before reductions[9]	4.03 [10]	3.88	2.28	2.77	4.17	1.17 [10]
Expenses including reductions[9]	0.67 [10]	0.62	0.62	0.63	0.62	0.85 [10]
Net investment income[4]	3.28 [10]	3.20	3.26	2.96	3.33	2.85 [10]
Portfolio turnover (%)	18	29	50	17	34	131

[1]	Six months ended 2-29-20. Unaudited.
[2]	Period from 11-14-14 (commencement of operations) to 8-31-15.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[5]	Less than $0.005 per share.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Does not reflect the effect of sales charges, if any.
[8]	Not annualized.
[9]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[10]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Income Allocation Fund	13

CLASS C SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$9.85	$9.64	$9.90	$9.72	$9.53	$10.00
Net investment income[3,4]	0.13	0.24	0.25	0.22	0.24	0.17
Net realized and unrealized gain (loss) on investments	(0.10)	0.21	(0.24)	0.22	0.35	(0.44)
Total from investment operations	0.03	0.45	0.01	0.44	0.59	(0.27)
Less distributions
From net investment income	(0.13)	(0.24)	(0.27)	(0.26)	(0.38)	(0.19)
From net realized gain	(0.02)	—	— [5]	— [5]	(0.02)	(0.01)
Total distributions	(0.15)	(0.24)	(0.27)	(0.26)	(0.40)	(0.20)
Net asset value, end of period	$9.73	$9.85	$9.64	$9.90	$9.72	$9.53
Total return (%)[6,7]	0.23 [8]	4.80	0.09	4.58	6.41	(2.71) [8]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$2	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions[9]	4.73 [10]	4.58	2.98	3.47	4.86	1.87 [10]
Expenses including reductions[9]	1.37 [10]	1.32	1.32	1.33	1.32	1.55 [10]
Net investment income[4]	2.58 [10]	2.51	2.54	2.30	2.58	2.16 [10]
Portfolio turnover (%)	18	29	50	17	34	131

[1]	Six months ended 2-29-20. Unaudited.
[2]	Period from 11-14-14 (commencement of operations) to 8-31-15.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[5]	Less than $0.005 per share.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Does not reflect the effect of sales charges, if any.
[8]	Not annualized.
[9]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[10]	Annualized.
14	JOHN HANCOCK Income Allocation Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$9.89	$9.67	$9.93	$9.76	$9.55	$10.00
Net investment income[3,4]	0.18	0.34	0.36	0.32	0.33	0.26
Net realized and unrealized gain (loss) on investments	(0.11)	0.22	(0.25)	0.20	0.36	(0.43)
Total from investment operations	0.07	0.56	0.11	0.52	0.69	(0.17)
Less distributions
From net investment income	(0.17)	(0.34)	(0.37)	(0.35)	(0.46)	(0.27)
From net realized gain	(0.02)	—	— [5]	— [5]	(0.02)	(0.01)
Total distributions	(0.19)	(0.34)	(0.37)	(0.35)	(0.48)	(0.28)
Net asset value, end of period	$9.77	$9.89	$9.67	$9.93	$9.76	$9.55
Total return (%)[6]	0.69 [7]	5.94	1.11	5.51	7.51	(1.76) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [8]	$— [8]	$— [8]	$3	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions[9]	3.73 [10]	3.60	1.98	2.46	3.86	0.84 [10]
Expenses including reductions[9]	0.37 [10]	0.34	0.32	0.31	0.31	0.53 [10]
Net investment income[4]	3.57 [10]	3.50	3.59	3.32	3.48	3.17 [10]
Portfolio turnover (%)	18	29	50	17	34	131

[1]	Six months ended 2-29-20. Unaudited.
[2]	Period from 11-14-14 (commencement of operations) to 8-31-15.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[5]	Less than $0.005 per share.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[10]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Income Allocation Fund	15

CLASS R6 SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$9.89	$9.68	$9.94	$9.76	$9.55	$10.00
Net investment income[3,4]	0.19	0.34	0.37	0.33	0.34	0.26
Net realized and unrealized gain (loss) on investments	(0.11)	0.22	(0.25)	0.21	0.35	(0.42)
Total from investment operations	0.08	0.56	0.12	0.54	0.69	(0.16)
Less distributions
From net investment income	(0.18)	(0.35)	(0.38)	(0.36)	(0.46)	(0.28)
From net realized gain	(0.02)	—	— [5]	— [5]	(0.02)	(0.01)
Total distributions	(0.20)	(0.35)	(0.38)	(0.36)	(0.48)	(0.29)
Net asset value, end of period	$9.77	$9.89	$9.68	$9.94	$9.76	$9.55
Total return (%)[6]	0.74 [7]	5.94	1.20	5.73	7.62	(1.68) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [8]	$— [8]	$— [8]	$1	$1	$— [8]
Ratios (as a percentage of average net assets):
Expenses before reductions[9]	3.62 [10]	3.48	1.88	2.37	3.76	0.74 [10]
Expenses including reductions[9]	0.26 [10]	0.22	0.22	0.22	0.20	0.42 [10]
Net investment income[4]	3.80 [10]	3.53	3.69	3.42	3.57	3.31 [10]
Portfolio turnover (%)	18	29	50	17	34	131

[1]	Six months ended 2-29-20. Unaudited.
[2]	Period from 11-14-14 (commencement of operations) to 8-31-15.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[5]	Less than $0.005 per share.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[10]	Annualized.
16	JOHN HANCOCK Income Allocation Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Income Allocation Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide a high level of current income with consideration for capital appreciation and preservation.
The fund operates as a “fund of funds", investing in affiliated underlying funds of the Trust, other series of the Trust, other funds in John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds' shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in affiliated underlying funds, including John Hancock Collateral Trust (JHCT), and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor.
SEMIANNUAL REPORT | JOHN HANCOCK Income Allocation Fund	17

Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 29, 2020, by major security category or type:
	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Affiliated investment companies	$4,921,016	$4,921,016	—	—
Unaffiliated investment companies	889,245	889,245	—	—
Short-term investments	453,711	433,713	$19,998	—
Total investments in securities	$6,263,972	$6,243,974	$19,998	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known
18	JOHN HANCOCK Income Allocation Fund | SEMIANNUAL REPORT

until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the SEC as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 29, 2020, the fund loaned securities valued at $271,099 and received $277,540 of cash collateral.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 29, 2020, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 29, 2020 were $1,037.
SEMIANNUAL REPORT | JOHN HANCOCK Income Allocation Fund	19

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2019, the fund has a short-term capital loss carryforward of $4,180,315 and a long-term capital loss carryforward of $1,162 available to offset future net realized capital gains.These carryforwards do not expire.
As of August 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
20	JOHN HANCOCK Income Allocation Fund | SEMIANNUAL REPORT

Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended February 29, 2020, the fund used futures contracts to manage against anticipated interest rate changes and gain exposure to treasuries market. The fund held futures contracts with USD notional values ranging up to $130,000 as measured at each quarter end. There were no open futures contracts as of February 29, 2020.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2020:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$2,027
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2020:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Interest rate	$283
SEMIANNUAL REPORT | JOHN HANCOCK Income Allocation Fund	21

Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).
Management fee. The fund has an investment management agreement with the Advisor. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).
Management Fees are determined in accordance with the following schedule:
	First $5.0 billion of average net assets	Excess over $5.0 billion of average net assets
Assets in a fund of the Trust or JHF III	0.200%	0.175%
Other assets	0.650%	0.625%
Effective January 1, 2020, the Advisor has contractually agreed to reduce its management fee or make payments to the fund if other expenses of the fund exceed 0.14% of average net assets. Expenses excluded from this waiver include management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, underlying fund expenses (acquired fund fees) and short dividend expense. The current expense limitation agreement expires on December 31, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to January 1, 2020, the Advisor contractually agreed to reduce its management fee, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund, excluding management fees, exceed 0.04% of the average net assets of the fund.
The Advisor has contractually agreed to waive its management fees so that the aggregate management fee amount retained by the Advisor, with respect to both the fund and its underlying investments, after payment of subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on December 31, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 29, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$83,033
Class	Expense reduction
Class C	$12,920

22	JOHN HANCOCK Income Allocation Fund | SEMIANNUAL REPORT

Class	Expense reduction
Class I	$5,348
Class R6	3,523
Class	Expense reduction
Total	$104,824
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2020, were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $178 for the six months ended February 29, 2020. Of this amount, $26 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $152 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2020, CDSCs received by the Distributor amounted to $2 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6
SEMIANNUAL REPORT | JOHN HANCOCK Income Allocation Fund	23

Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 29, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$7,422	$3,043
Class C	3,842	473
Class I	—	193
Class R6	—	14
Total	$11,264	$3,723
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 29, 2020 and for the year ended August 31, 2019 were as follows:
	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	77,437	$774,952	91,909	$877,445
Distributions reinvested	8,634	86,242	15,609	149,203
Repurchased	(102,836)	(1,037,272)	(132,006)	(1,268,049)
Net decrease	(16,765)	$(176,078)	(24,488)	$(241,401)
Class C shares
Sold	9,636	$97,118	26,389	$253,592
Distributions reinvested	1,037	10,325	1,991	18,933
Repurchased	(13,363)	(133,120)	(38,724)	(366,644)
Net decrease	(2,690)	$(25,677)	(10,344)	$(94,119)
Class I shares
Sold	12,688	$128,297	13,655	$129,770
Distributions reinvested	603	6,028	1,180	11,271
Repurchased	(3,461)	(34,741)	(13,720)	(132,570)
Net increase	9,830	$99,584	1,115	$8,471
24	JOHN HANCOCK Income Allocation Fund | SEMIANNUAL REPORT

	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	200	$2,000	9,234	$88,679
Distributions reinvested	328	3,279	414	3,991
Repurchased	(4,943)	(49,824)	—	—
Net increase (decrease)	(4,415)	$(44,545)	9,648	$92,670
Total net decrease	(14,040)	$(146,716)	(24,069)	$(234,379)
Affiliates of the fund owned 100% of shares of Class R6 on February 29, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $1,135,947 and $1,298,134, respectively, for the six months ended February 29, 2020.
Note 8—Investment in affiliated underlying funds
The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund's investment may represent a significant portion of each underlying funds’ net assets. At February 29, 2020, the fund did not hold 5% or more of the net assets of any underlying funds.
Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Bond	77,890	$1,398,561	$262,949	$(387,700)	$13,163	$2,880	$24,162	$8,619	$1,289,853
Emerging Markets Debt	51,234	498,669	75,059	(97,299)	148	11,682	8,614	—	488,259
Floating Rate Income	29,289	242,857	40,403	(40,556)	(877)	(3,414)	7,069	—	238,413
Global Equity	22,488	274,288	43,953	(61,498)	3,054	(9,735)	5,412	1,342	250,062
Global Shareholder Yield	49,435	563,815	85,627	(112,534)	817	(25,578)	7,728	9,680	512,147
High Yield	97,301	334,515	51,698	(54,726)	(414)	(4,143)	9,448	—	326,930
John Hancock Collateral Trust*	27,734	50,150	3,787,705	(3,560,315)	(33)	82	1,643	—	277,589
Short Duration Credit Opportunities	26,944	260,431	40,543	(44,331)	(659)	793	4,744	—	256,777
Strategic Income Opportunities	119,655	1,338,627	206,393	(271,422)	(2,572)	6,886	16,863	—	1,277,912
U.S. High Yield Bond	25,585	285,320	46,011	(45,446)	(473)	(4,749)	8,613	—	280,663
					$12,154	$(25,296)	$94,296	$19,641	$5,198,605

SEMIANNUAL REPORT | JOHN HANCOCK Income Allocation Fund	25

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Subsequent events
Effective April 17, 2020, the fund’s name is changing to John Hancock Multi-Asset High Income Fund in connection with changes to the fund’s principal investment strategies occurring on or about May 18, 2020. These changes were approved by the Board of Trustees on March 17, 2020.
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the fund's performance, resulting in losses to your investment.
26	JOHN HANCOCK Income Allocation Fund | SEMIANNUAL REPORT

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Nathan W. Thooft, CFA
Christopher Walsh, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       27

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Income Allocation Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1105626	448SA 2/20 4/2020

John Hancock

Small Cap Value Fund

Semiannual report 2/29/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets were on pace to deliver strong returns during the 6 months ended February 29, 2020, until heightened fears over the coronavirus (COVID-19) sent markets tumbling during the last week of the period. Prior to the turbulence that ended the period, investors benefited from a combination of low inflation, accommodative central bank policy, healthy fundamentals, and corporate buybacks of stock.

However, the COVID-19 pandemic and plummeting oil prices put an end to all that good news. Shortly after period end, the U.S. Federal Reserve lowered short-term interest rates while lawmakers embarked on a plan to launch major fiscal stimulus to support the economy.

After the longest bull market in U.S. history, we're now in bear market territory. Indeed, the spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Small Cap Value Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund's investments
13	Financial statements
16	Financial highlights
20	Notes to financial statements
29	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/2020 (%)

The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

1	Class A shares were first offered on 12-30-13. The returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus. The fund recently experienced negative short-term performance due to market volatility associated with the COVID-19 pandemic.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 2/29/2020 (%)

TOP 10 HOLDINGS AS OF 2/29/2020 (%)

Physicians Realty Trust	2.2
TriMas Corp.	2.1
Huron Consulting Group, Inc.	2.0
Mueller Industries, Inc.	2.0
RPT Realty	2.0
First Midwest Bancorp, Inc.	1.9
American Woodmark Corp.	1.8
Belden, Inc.	1.8
Spectrum Brands Holdings, Inc.	1.7
Banc of California, Inc.	1.6
TOTAL	19.1
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus and "Subsequent events" section in the Notes to financial statements.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 29, 2020

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	-12.38	1.31	8.24	-9.57	6.75	120.84
Class I1,2	-7.47	2.68	9.00	-4.63	14.15	136.84
Class R6[1,2]	-7.38	2.78	9.09	-4.59	14.70	138.63
Class NAV[2]	-7.33	2.80	9.09	-4.54	14.82	138.75
Index†	-9.29	3.61	8.67	-2.58	19.40	129.57

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.0%. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I	Class R6	Class NAV
Gross (%)	1.56	1.26	1.15	1.14
Net (%)	1.55	1.25	1.14	1.13

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 2000 Value Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       4

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Small Cap Value Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 2000 Value Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class I1,2	2-28-10	23,684	23,684	22,957
Class R6[1,2]	2-28-10	23,863	23,863	22,957
Class NAV[2]	2-28-10	23,875	23,875	22,957

The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Class A, Class I, and Class R6 shares were first offered on 12-30-13. Returns prior to this date are those of Class NAV shares that include applicable sales charges and have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the fund's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2019, with the same investment held until February 29, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2019, with the same investment held until February 29, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK SMALL CAP VALUE FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2019	Ending value on 2-29-2020	Expenses paid during period ended 2-29-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 952.00	$7.09	1.46%
	Hypothetical example	1,000.00	1,017.60	7.32	1.46%
Class I	Actual expenses/actual returns	1,000.00	953.70	5.63	1.16%
	Hypothetical example	1,000.00	1,019.10	5.82	1.16%
Class R6	Actual expenses/actual returns	1,000.00	954.10	5.10	1.05%
	Hypothetical example	1,000.00	1,019.60	5.27	1.05%
Class NAV	Actual expenses/actual returns	1,000.00	954.60	5.05	1.04%
	Hypothetical example	1,000.00	1,019.70	5.22	1.04%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	7

Fund’s investments
AS OF 2-29-20 (unaudited)
	Shares	Value
Common stocks 94.9%		$457,427,533
(Cost $427,762,843)
Consumer discretionary 6.6%		32,009,431
Auto components 2.0%
Cooper Tire & Rubber Company	165,470	4,217,830
Gentherm, Inc. (A)	139,740	5,698,597
Hotels, restaurants and leisure 0.6%
Aramark	58,740	2,040,628
Wyndham Hotels & Resorts, Inc.	14,750	751,513
Household durables 2.4%
Helen of Troy, Ltd. (A)	24,950	4,106,770
TRI Pointe Group, Inc. (A)	491,180	7,529,789
Specialty retail 0.5%
The Cato Corp., Class A	157,720	2,550,332
Textiles, apparel and luxury goods 1.1%
Kontoor Brands, Inc. (B)	151,570	5,113,972
Consumer staples 4.5%		21,668,629
Beverages 1.2%
C&C Group PLC	1,296,311	5,462,530
Food products 1.6%
Cranswick PLC	161,472	6,934,646
Post Holdings, Inc. (A)	9,133	924,808
Household products 1.7%
Spectrum Brands Holdings, Inc.	154,883	8,346,645
Energy 5.1%		24,815,016
Energy equipment and services 1.9%
Era Group, Inc. (A)	218,945	2,145,661
SEACOR Holdings, Inc. (A)	147,021	5,483,883
SEACOR Marine Holdings, Inc. (A)	185,778	1,476,935
Oil, gas and consumable fuels 3.2%
Dorian LPG, Ltd. (A)	415,933	4,625,175
Kosmos Energy, Ltd.	1,179,600	3,597,780
Magnolia Oil & Gas Corp., Class A (A)	517,570	3,886,951
Scorpio Tankers, Inc.	181,933	3,598,631
Financials 18.9%		91,258,332
Banks 12.4%
1st Source Corp.	112,050	4,711,703
Atlantic Union Bankshares Corp.	208,050	6,187,407
Banc of California, Inc.	516,408	7,916,535
8	JOHN HANCOCK SMALL CAP VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
First Busey Corp.	222,430	$4,909,030
First Midwest Bancorp, Inc.	495,310	8,989,877
Flushing Financial Corp.	252,888	4,591,182
Great Western Bancorp, Inc.	262,250	7,046,658
Hancock Whitney Corp.	42,637	1,428,340
International Bancshares Corp.	212,400	7,242,840
Synovus Financial Corp.	194,354	5,640,153
Webster Financial Corp.	26,746	1,015,546
Capital markets 0.8%
Solar Capital, Ltd.	225,879	4,217,161
Insurance 4.1%
Alleghany Corp. (A)	3,600	2,420,100
Argo Group International Holdings, Ltd.	31,610	1,778,379
Assured Guaranty, Ltd.	26,175	1,068,202
Kemper Corp.	109,191	7,516,708
Reinsurance Group of America, Inc.	9,810	1,197,114
White Mountains Insurance Group, Ltd.	5,785	5,727,729
Thrifts and mortgage finance 1.6%
Northwest Bancshares, Inc.	551,020	7,653,668
Health care 3.6%		17,507,357
Health care equipment and supplies 1.2%
Lantheus Holdings, Inc. (A)	212,930	3,311,062
Natus Medical, Inc. (A)	99,949	2,686,629
Health care providers and services 1.1%
AMN Healthcare Services, Inc. (A)	68,866	5,068,538
Health care technology 1.3%
Allscripts Healthcare Solutions, Inc. (A)	854,261	6,441,128
Industrials 27.8%		134,051,674
Aerospace and defense 0.8%
Astronics Corp. (A)	189,815	3,847,550
Air freight and logistics 1.4%
Forward Air Corp.	114,110	6,733,631
Building products 3.4%
American Woodmark Corp. (A)	105,340	8,824,332
Tyman PLC	2,357,927	7,326,005
Commercial services and supplies 5.3%
ACCO Brands Corp.	754,130	6,040,581
BrightView Holdings, Inc. (A)	266,956	3,737,384
Clean Harbors, Inc. (A)	19,700	1,369,544
Matthews International Corp., Class A	131,740	3,894,234
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	9

	Shares	Value
Industrials (continued)
Commercial services and supplies (continued)
SP Plus Corp. (A)	156,148	$5,700,963
Steelcase, Inc., Class A	298,940	4,848,807
Construction and engineering 2.0%
Primoris Services Corp.	163,580	3,104,748
Valmont Industries, Inc.	57,470	6,679,163
Electrical equipment 1.2%
Thermon Group Holdings, Inc. (A)	337,118	5,923,163
Machinery 6.6%
Albany International Corp., Class A	26,440	1,694,011
ESCO Technologies, Inc.	38,867	3,533,788
Luxfer Holdings PLC	418,358	6,488,733
Mueller Industries, Inc.	347,030	9,709,899
TriMas Corp. (A)	401,807	10,185,807
Professional services 4.8%
CBIZ, Inc. (A)	88,585	2,306,753
Forrester Research, Inc. (A)	144,309	5,203,783
Huron Consulting Group, Inc. (A)	165,500	9,820,770
ICF International, Inc.	78,380	5,955,312
Road and rail 0.9%
Saia, Inc. (A)	50,448	4,404,615
Trading companies and distributors 1.4%
GATX Corp.	93,920	6,718,098
Information technology 7.8%		37,373,141
Electronic equipment, instruments and components 4.4%
Belden, Inc.	215,630	8,610,106
Coherent, Inc. (A)	30,460	3,920,507
CTS Corp.	220,100	5,738,007
Rogers Corp. (A)	22,600	2,621,600
IT services 1.6%
WNS Holdings, Ltd., ADR (A)	117,475	7,734,554
Semiconductors and semiconductor equipment 1.5%
Onto Innovation, Inc. (A)	235,157	7,188,749
Software 0.3%
CDK Global, Inc.	33,890	1,559,618
Materials 5.9%		28,253,210
Chemicals 3.7%
Element Solutions, Inc. (A)	268,070	2,785,247
Orion Engineered Carbons SA	508,100	7,220,101
Sensient Technologies Corp.	44,010	2,164,412
Stepan Company	65,800	5,779,214
10	JOHN HANCOCK SMALL CAP VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials (continued)
Containers and packaging 0.3%
Sealed Air Corp.	48,940	$1,483,371
Paper and forest products 1.9%
Louisiana-Pacific Corp.	67,150	1,910,418
Neenah, Inc.	119,620	6,910,447
Real estate 12.7%		61,068,504
Equity real estate investment trusts 12.7%
Alexander & Baldwin, Inc.	393,140	7,391,032
Brandywine Realty Trust	532,840	7,235,967
Corporate Office Properties Trust	292,260	7,405,868
DiamondRock Hospitality Company	492,332	4,490,068
Lexington Realty Trust	226,150	2,345,176
Physicians Realty Trust	551,640	10,403,930
PotlatchDeltic Corp.	214,058	7,864,491
RPT Realty	733,610	9,507,586
Summit Hotel Properties, Inc.	477,280	4,424,386
Utilities 2.0%		9,422,239
Gas utilities 2.0%
New Jersey Resources Corp.	91,730	3,238,986
Spire, Inc.	60,642	4,551,182
UGI Corp.	45,285	1,632,071

	Yield (%)	Shares	Value
Short-term investments 6.6%			$31,594,269
(Cost $31,594,199)
Short-term funds 0.1%			194,269
John Hancock Collateral Trust (C)	1.6968(D)	19,410	194,269

	Par value^	Value
Repurchase agreement 6.5%		31,400,000
Deutsche Bank Tri-Party Repurchase Agreement dated 2-28-20 at 1.600% to be repurchased at $27,203,627 on 3-2-20, collateralized by $27,201,100 U.S. Treasury Notes, 1.500% due 1-31-27 (valued at $27,744,030)	27,200,000	27,200,000
Nomura Securities International, Inc. Tri-Party Repurchase Agreement dated 2-28-20 at 1.580% to be repurchased at $4,200,553 on 3-2-20, collateralized by $4,132,600 U.S. Treasury Notes, 2.125% due 12-31-22 (valued at $4,284,037)	4,200,000	4,200,000

Total investments (Cost $459,357,042) 101.5%	$489,021,802
Other assets and liabilities, net (1.5%)	(7,047,702)
Total net assets 100.0%	$481,974,100

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	11

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-29-20.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 2-29-20.
At 2-29-20, the aggregate cost of investments for federal income tax purposes was $463,801,568. Net unrealized appreciation aggregated to $25,220,234, of which $59,961,870 related to gross unrealized appreciation and $34,741,636 related to gross unrealized depreciation.
12	JOHN HANCOCK SMALL CAP VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-29-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $459,162,843) including $190,456 of securities loaned	$488,827,533
Affiliated investments, at value (Cost $194,199)	194,269
Total investments, at value (Cost $459,357,042)	489,021,802
Cash	65,931
Foreign currency, at value (Cost $61)	60
Dividends and interest receivable	268,103
Receivable for fund shares sold	2,717,252
Receivable for investments sold	547,386
Receivable for securities lending income	86
Other assets	47,675
Total assets	492,668,295
Liabilities
Payable for investments purchased	9,714,083
Payable for fund shares repurchased	682,665
Payable upon return of securities loaned	194,320
Payable to affiliates
Accounting and legal services fees	14,465
Transfer agent fees	12,025
Trustees' fees	825
Other liabilities and accrued expenses	75,812
Total liabilities	10,694,195
Net assets	$481,974,100
Net assets consist of
Paid-in capital	$446,908,370
Total distributable earnings (loss)	35,065,730
Net assets	$481,974,100

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($26,852,950 ÷ 1,496,545 shares)[1]	$17.94
Class I ($88,628,973 ÷ 4,933,600 shares)	$17.96
Class R6 ($9,377,312 ÷ 521,965 shares)	$17.97
Class NAV ($357,114,865 ÷ 19,895,670 shares)	$17.95
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$18.88

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	13

STATEMENT OF OPERATIONS For the six months ended  2-29-20 (unaudited)

Investment income
Dividends	$5,562,771
Interest	176,748
Securities lending	8,776
Less foreign taxes withheld	(34,743)
Total investment income	5,713,552
Expenses
Investment management fees	2,989,349
Distribution and service fees	47,457
Accounting and legal services fees	54,959
Transfer agent fees	84,148
Trustees' fees	5,926
Custodian fees	41,981
State registration fees	21,395
Printing and postage	21,207
Professional fees	31,255
Other	13,635
Total expenses	3,311,312
Less expense reductions	(22,994)
Net expenses	3,288,318
Net investment income	2,425,234
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	16,718,072
Affiliated investments	(247)
16,717,825
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(31,346,921)
Affiliated investments	97
(31,346,824)
Net realized and unrealized loss	(14,628,999)
Decrease in net assets from operations	$(12,203,765)
14	JOHN HANCOCK Small Cap Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19
Increase (decrease) in net assets
From operations
Net investment income	$2,425,234	$5,448,388
Net realized gain	16,717,825	15,947,928
Change in net unrealized appreciation (depreciation)	(31,346,824)	(83,066,485)
Decrease in net assets resulting from operations	(12,203,765)	(61,670,169)
Distributions to shareholders
From earnings
Class A	(1,163,817)	(1,502,336)
Class I	(4,209,273)	(3,978,218)
Class R6	(428,294)	(494,301)
Class NAV	(19,106,751)	(14,343,868)
Total distributions	(24,908,135)	(20,318,723)
From fund share transactions	(85,040,314)	154,237,259
Total increase (decrease)	(122,152,214)	72,248,367
Net assets
Beginning of period	604,126,314	531,877,947
End of period	$481,974,100	$604,126,314
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	15

Financial highlights
CLASS A SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$19.54	$23.06	$20.15	$20.18	$18.89	$19.30
Net investment income[2]	0.04	0.12	0.03	0.14 [3]	0.02	— [4]
Net realized and unrealized gain (loss) on investments	(0.85)	(2.83)	4.00	0.80	2.09	0.51
Total from investment operations	(0.81)	(2.71)	4.03	0.94	2.11	0.51
Less distributions
From net investment income	(0.12)	(0.07)	(0.11)	(0.06)	— [4]	— [4]
From net realized gain	(0.67)	(0.74)	(1.01)	(0.91)	(0.82)	(0.92)
Total distributions	(0.79)	(0.81)	(1.12)	(0.97)	(0.82)	(0.92)
Net asset value, end of period	$17.94	$19.54	$23.06	$20.15	$20.18	$18.89
Total return (%)[5,6]	(4.80) [7]	(11.28)	20.52	4.37	11.55	2.53
Ratios and supplemental data
Net assets, end of period (in millions)	$27	$31	$45	$59	$86	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	1.47 [8]	1.46	1.50	1.52	1.54	1.75
Expenses including reductions	1.46 [8]	1.46	1.49	1.52	1.53	1.58
Net investment income (loss)	0.41 [8]	0.60	0.14	0.69 [3]	0.11	(0.02)
Portfolio turnover (%)	10	29	25	26	25	22

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.12 and 0.57%, respectively.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized.
16	JOHN HANCOCK Small Cap Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$19.58	$23.13	$20.20	$20.22	$18.93	$19.34
Net investment income[2]	0.07	0.18	0.09	0.20 [3]	0.09	0.04
Net realized and unrealized gain (loss) on investments	(0.84)	(2.86)	4.03	0.82	2.08	0.53
Total from investment operations	(0.77)	(2.68)	4.12	1.02	2.17	0.57
Less distributions
From net investment income	(0.18)	(0.13)	(0.18)	(0.13)	(0.06)	(0.06)
From net realized gain	(0.67)	(0.74)	(1.01)	(0.91)	(0.82)	(0.92)
Total distributions	(0.85)	(0.87)	(1.19)	(1.04)	(0.88)	(0.98)
Net asset value, end of period	$17.96	$19.58	$23.13	$20.20	$20.22	$18.93
Total return (%)[4]	(4.63) [5]	(11.08)	20.93	4.70	11.87	2.82
Ratios and supplemental data
Net assets, end of period (in millions)	$89	$93	$108	$99	$82	$53
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17 [6]	1.18	1.20	1.21	1.22	1.29
Expenses including reductions	1.16 [6]	1.17	1.20	1.20	1.21	1.27
Net investment income	0.70 [6]	0.91	0.42	0.96 [3]	0.47	0.21
Portfolio turnover (%)	10	29	25	26	25	22

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.12 and 0.57%, respectively.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	17

CLASS R6 SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$19.59	$23.14	$20.21	$20.23	$18.94	$19.36
Net investment income[2]	0.08	0.20	0.11	0.17 [3]	0.11	0.08
Net realized and unrealized gain (loss) on investments	(0.83)	(2.85)	4.03	0.86	2.09	0.52
Total from investment operations	(0.75)	(2.65)	4.14	1.03	2.20	0.60
Less distributions
From net investment income	(0.20)	(0.16)	(0.20)	(0.14)	(0.09)	(0.10)
From net realized gain	(0.67)	(0.74)	(1.01)	(0.91)	(0.82)	(0.92)
Total distributions	(0.87)	(0.90)	(1.21)	(1.05)	(0.91)	(1.02)
Net asset value, end of period	$17.97	$19.59	$23.14	$20.21	$20.23	$18.94
Total return (%)[4]	(4.59) [5]	(10.95)	21.03	4.78	12.02	3.00
Ratios and supplemental data
Net assets, end of period (in millions)	$9	$10	$14	$1	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06 [7]	1.06	1.10	1.12	1.13	7.67
Expenses including reductions	1.05 [7]	1.06	1.09	1.11	1.10	1.09
Net investment income	0.82 [7]	1.00	0.50	0.83 [3]	0.59	0.40
Portfolio turnover (%)	10	29	25	26	25	22

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.12 and 0.57%, respectively.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
18	JOHN HANCOCK Small Cap Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-29-20 [1]	8-31-19	8-31-18	8-31-17	8-31-16	8-31-15
Per share operating performance
Net asset value, beginning of period	$19.57	$23.12	$20.20	$20.22	$18.94	$19.35
Net investment income[2]	0.09	0.21	0.11	0.22 [3]	0.10	0.09
Net realized and unrealized gain (loss) on investments	(0.84)	(2.86)	4.02	0.82	2.10	0.52
Total from investment operations	(0.75)	(2.65)	4.13	1.04	2.20	0.61
Less distributions
From net investment income	(0.20)	(0.16)	(0.20)	(0.15)	(0.10)	(0.10)
From net realized gain	(0.67)	(0.74)	(1.01)	(0.91)	(0.82)	(0.92)
Total distributions	(0.87)	(0.90)	(1.21)	(1.06)	(0.92)	(1.02)
Net asset value, end of period	$17.95	$19.57	$23.12	$20.20	$20.22	$18.94
Total return (%)[4]	(4.54) [5]	(10.95)	21.01	4.80	12.01	3.05
Ratios and supplemental data
Net assets, end of period (in millions)	$357	$470	$365	$285	$255	$271
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05 [6]	1.05	1.09	1.10	1.11	1.12
Expenses including reductions	1.04 [6]	1.04	1.08	1.10	1.10	1.09
Net investment income	0.85 [6]	1.07	0.52	1.02 [3]	0.59	0.48
Portfolio turnover (%)	10	29	25	26	25	22

[1]	Six months ended 2-29-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.12 and 0.57%, respectively.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	19

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Small Cap Value Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
20	JOHN HANCOCK Small Cap Value Fund | SEMIANNUAL REPORT

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 29, 2020, by major security category or type:
	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	$32,009,431	$32,009,431	—	—
Consumer staples	21,668,629	9,271,453	$12,397,176	—
Energy	24,815,016	24,815,016	—	—
Financials	91,258,332	91,258,332	—	—
Health care	17,507,357	17,507,357	—	—
Industrials	134,051,674	126,725,669	7,326,005	—
Information technology	37,373,141	37,373,141	—	—
Materials	28,253,210	28,253,210	—	—
Real estate	61,068,504	61,068,504	—	—
Utilities	9,422,239	9,422,239	—	—
Short-term investments	31,594,269	194,269	31,400,000	—
Total investments in securities	$489,021,802	$437,898,621	$51,123,181	—
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	21

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and
22	JOHN HANCOCK Small Cap Value Fund | SEMIANNUAL REPORT

compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 29, 2020, the fund loaned securities valued at $190,456 and received $194,320 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 29, 2020, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 29, 2020 were $1,754.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	23

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.03% of the first $100 million of the fund’s aggregate daily net assets and (b) 0.98% of the fund’s aggregate daily net assets in excess of $100 million. Aggregate net assets include the net assets of the fund and Small Cap Value Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
24	JOHN HANCOCK Small Cap Value Fund | SEMIANNUAL REPORT

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 29, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 29, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$1,200
Class I	3,946
Class R6	394
Class	Expense reduction
Class NAV	$17,454
Total	$22,994

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2020, were equivalent to a net annual effective rate of 0.98% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $17,020 for the six months ended February 29, 2020. Of this amount, $2,875 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $14,145 was paid as sales commissions to broker-dealers.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2020, CDSCs received by the Distributor amounted to $7 for Class A.
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	25

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 29, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$47,457	$19,471
Class I	—	63,993
Class R6	—	684
Total	$47,457	$84,148
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$5,900,000	1	1.550%	$254
Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 29, 2020 and for the year ended August 31, 2019 were as follows:
	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	100,829	$2,118,547	284,043	$5,691,875
Distributions reinvested	54,079	1,154,043	86,467	1,494,143
Repurchased	(238,112)	(4,915,611)	(756,047)	(14,720,730)
Net decrease	(83,204)	$(1,643,021)	(385,537)	$(7,534,712)
26	JOHN HANCOCK Small Cap Value Fund | SEMIANNUAL REPORT

	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class I shares
Sold	756,186	$15,612,654	1,140,130	$22,959,704
Distributions reinvested	196,142	4,187,626	229,355	3,965,557
Repurchased	(780,217)	(15,934,835)	(1,267,130)	(23,975,618)
Net increase	172,111	$3,865,445	102,355	$2,949,643
Class R6 shares
Sold	85,784	$1,799,700	78,713	$1,575,755
Distributions reinvested	20,061	428,294	28,606	494,301
Repurchased	(86,440)	(1,807,100)	(189,027)	(3,777,979)
Net increase (decrease)	19,405	$420,894	(81,708)	$(1,707,923)
Class NAV shares
Sold	851,256	$16,705,559	11,335,652	$224,376,376
Distributions reinvested	895,769	19,106,751	830,566	14,343,868
Repurchased	(5,871,846)	(123,495,942)	(3,941,810)	(78,189,993)
Net increase (decrease)	(4,124,821)	$(87,683,632)	8,224,408	$160,530,251
Total net increase (decrease)	(4,016,509)	$(85,040,314)	7,859,518	$154,237,259
Affiliates of the fund owned 100% of shares of Class NAV on February 29, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $57,603,315 and $164,278,176, respectively, for the six months ended February 29, 2020.
Note 7—Industry or sector risk
The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates regulatory and market impacts.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 29, 2020, funds within the John Hancock group of funds complex held 74.1% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	27

Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	26.2%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	19.9%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	13.0%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	19,410	$2,867,284	$27,757,183	$(30,430,048)	$(247)	$97	$8,776	—	$194,269

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Subsequent events
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the fund's performance, resulting in losses to your investment.
28	JOHN HANCOCK Small Cap Value Fund | SEMIANNUAL REPORT

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Wellington Management Company LLP

Portfolio Managers

Edmond C. Griffin, CFA
Timothy J. McCormack, CFA
Shaun F. Pedersen

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       29

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Small Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1105650	439SA 2/20 4/2020

John Hancock

Multi-Index Lifetime Portfolios

Semiannual report 2/29/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 888-972-8696 (Class R4 and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets were on pace to deliver strong returns during the 6 months ended February 29, 2020, until heightened fears over the coronavirus (COVID-19) sent the markets skidding during the last week of the period. Prior to the turbulence, investors benefited from a combination of low inflation, accommodative central bank policy, healthy fundamentals, and corporate buybacks of stock. Investors in non-U.S. equities also saw strong gains, fueled in part by similarly supportive monetary policy and some signs of strength in developing markets. In an environment of low inflation and declining interest rates, bonds were also faring well.

However, the COVID-19 pandemic and plummeting oil prices put an end to all that good news. Shortly after period end, the U.S. Federal Reserve lowered interest rates and lawmakers embarked on a plan to launch major fiscal stimulus to support the economy.

After the longest bull market in U.S. history, we're now in bear market territory. Indeed, the spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

.

John Hancock
Multi-Index Lifetime Portfolios

2	Multi-Index Lifetime Portfolios' strategy at a glance
3	Portfolio summary
4	Multi-Index 2060 Lifetime Portfolio
5	Multi-Index 2055 Lifetime Portfolio
6	Multi-Index 2050 Lifetime Portfolio
7	Multi-Index 2045 Lifetime Portfolio
8	Multi-Index 2040 Lifetime Portfolio
9	Multi-Index 2035 Lifetime Portfolio
10	Multi-Index 2030 Lifetime Portfolio
11	Multi-Index 2025 Lifetime Portfolio
12	Multi-Index 2020 Lifetime Portfolio
13	Multi-Index 2015 Lifetime Portfolio
14	Multi-Index 2010 Lifetime Portfolio
15	Your expenses
18	Portfolios' investments
25	Financial statements
35	Financial highlights
46	Notes to financial statements
61	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       1

Multi-Index Lifetime Portfolios' strategy at a glance

A SIMPLE, STRATEGIC PATH TO HELP YOU REACH YOUR RETIREMENT GOALS

Multi-Index Lifetime Portfolios make diversification easy because the asset mix of each portfolio automatically changes over time.

•	Portfolios with dates further off initially invest more aggressively in stock funds.
•	As a portfolio approaches its target date,[1] the allocation will gradually migrate to more conservative fixed-income funds.
•	Once the target date is reached, the allocation will continue to become increasingly conservative until it reaches the end of its glide path, investing primarily in fixed-income funds.

JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS—AUTOMATICALLY ADJUST OVER TIME2

The chart below illustrates how the asset allocation mix of John Hancock Multi-Index Lifetime Portfolio adjusts over time.

The principal value of each portfolio is not guaranteed and you could lose money at any time, including at or after the target date.

1 Based on an estimated retirement date.

2 Allocations may vary as a result of market activity or cash allocations held during unusual market or economic conditions.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       2

Portfolio summary

MULTI-INDEX 2060-2010 LIFETIME PORTFOLIOS' CLASS 1 SHARE RETURNS (%)

For the six months ended 2/29/2020

MARKET INDEX TOTAL RETURNS

For the six month period ended 2/29/20

U.S. Stocks	S&P 500 Index	1.92%
	Russell Midcap Index	-1.11%
	Russell 2000 Index	-0.52%
	FTSE NAREIT All Equity REIT Index	-3.95%
International Stocks	MSCI EAFE Index	-0.91%
	MSCI Emerging Markets Index	2.93%
	MSCI EAFE Small Cap Index	0.42%
Fixed Income	Bloomberg Barclays U.S. Aggregate Bond Index	3.39%
	ICE Bank of America U.S. High Yield Master II Index	1.31%
	JP Morgan Global Government Bonds Unhedged Index	1.11%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       3

Multi-Index 2060 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2060 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and three separate indexes.

Index 1 is the S&P Target Date 2060+ Index, an unmanaged index comprised of a set of indices aligned with specific target date years.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is the John Hancock 2060 Lifetime Index, which is based on the fund's asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.

Index 4 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 5 is 66.50% Russell 3000 Index, 28.50% MSCI ACWI ex-USA Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% the ICE BofA U.S. High Yield Master II Index.

Prior to January 1, 2020, the fund's primary benchmark was the S&P 500 Index. Effective January 1, 2020, the fund's primary benchmark index is the S&P Target Date 2060+ Index. The S&P Target Date 2060+ Index better reflects the universe of investment opportunities based on the fund's current investment strategy

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	57.4
Large blend	57.4
Unaffiliated investment companies/ Exchange-traded funds	38.1
Equity	35.2
Fixed income	2.9
U.S. Government	2.5
Short-term investments	2.0

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-29-20 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3	Index 4	Index 5
Inception	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16
Average annual total returns
1-year	3.60	3.77	3.71	3.25	11.68	6.51	8.19	4.95
Since inception	8.44	8.57	8.51	8.59	4.00	10.39	11.94	9.89
Cumulative returns
6-months	0.94	1.02	0.96	0.58	3.39	2.51	1.92	1.44
Since inception	37.39	38.03	37.75	38.12	16.61	47.36	55.59	44.72

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	1.46	1.11	1.15
Net (%)	0.62	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 4-7-17. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       4

Multi-Index 2055 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2055 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and three separate indexes.

Index 1 is the S&P Target Date 2055 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is the John Hancock 2055 Lifetime Index, which is based on the fund's asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.

Index 4 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 5 is 66.50% Russell 3000 Index, 28.50% MSCI ACWI ex-USA Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% the ICE BofA U.S. High Yield Master II Index.

Prior to January 1, 2020, the fund's primary benchmark was the S&P 500 Index. Effective January 1, 2020, the fund's primary benchmark index is the S&P Target Date 2055 Index. The S&P Target Date 2055 Index better reflects the universe of investment opportunities based on the fund's current investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	57.6
Large blend	57.6
Unaffiliated investment companies/ Exchange-traded funds	38.3
Equity	35.4
Fixed income	2.9
U.S. Government	2.6
Short-term investments	1.5

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-29-20 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3	Index 4	Index 5
Inception	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14
Average annual total returns
1-year	3.60	3.77	3.71	3.17	11.68	6.51	8.19	4.95
5-year	5.70	5.85	5.79	5.86	3.58	7.03	9.23	6.67
Since inception	6.51	6.68	6.63	6.43	3.92	7.88	10.29	7.37
Cumulative returns
6-months	0.99	1.05	1.00	0.54	3.39	2.51	1.92	1.44
5-year	31.92	32.88	32.51	32.93	19.21	40.45	55.49	38.11
Since inception	45.41	46.74	46.35	44.72	25.62	56.85	78.79	52.43

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	1.12	0.77	0.81
Net (%)	0.62	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 3-26-14 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       5

Multi-Index 2050 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2050 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and three separate indexes.

Index 1 is the S&P Target Date 2050 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is the John Hancock 2050 Lifetime Index, which is based on the fund's asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.

Index 4 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 5 is 66.50% Russell 3000 Index, 28.50% MSCI ACWI ex-USA Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% ICE BofA U.S. High Yield Master II Index.

Prior to January 1, 2020, the fund's primary benchmark was the S&P 500 Index. Effective January 1, 2020, the fund's primary benchmark index is the S&P Target Date 2050 Index. The S&P Target Date 2050 Index better reflects the universe of investment opportunities based on the fund's current investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	57.7
Large blend	57.7
Unaffiliated investment companies/ Exchange-traded funds	38.4
Equity	35.5
Fixed income	2.9
U.S. Government	2.6
Short-term investments	1.3

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-29-20 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3	Index 4	Index 5
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1-year	3.47	3.72	3.75	3.24	11.68	6.51	8.19	4.95
5-year	5.67	5.85	5.81	5.81	3.58	7.03	9.23	6.67
Since inception	6.88	7.07	7.02	6.66	3.86	8.09	10.70	7.62
Cumulative returns
6-months	0.88	0.95	0.98	0.58	3.39	2.51	1.92	1.44
5-year	31.78	32.89	32.64	32.63	19.21	40.45	55.49	38.11
Since inception	52.16	53.87	53.41	50.25	27.03	63.44	89.94	58.99

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	1.07	0.72	0.76
Net (%)	0.62	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       6

Multi-Index 2045 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2045 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and three separate indexes.

Index 1 is the S&P Target Date 2045 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is the John Hancock 2045 Lifetime Index, which is based on the fund's asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.

Index 4 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 5 is 66.50% Russell 3000 Index, 28.50% MSCI ACWI ex-USA Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% ICE BofA U.S. High Yield Master II Index.

Prior to January 1, 2020, the fund's primary benchmark was the S&P 500 Index. Effective January 1, 2020, the fund's primary benchmark index is the S&P Target Date 2045 Index. The S&P Target Date 2045 Index better reflects the universe of investment opportunities based on the fund's current investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	56.9
Large blend	56.9
Unaffiliated investment companies/ Exchange-traded funds	38.1
Equity	35.1
Fixed income	3.0
U.S. Government	2.6
Short-term investments	2.4

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-29-20 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3	Index 4	Index 5
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1-year	3.56	3.81	3.77	3.43	11.68	6.51	8.19	4.95
5-year	5.67	5.84	5.80	5.73	3.58	7.03	9.23	6.67
Since inception	6.86	7.04	6.99	6.55	3.86	8.09	10.70	7.62
Cumulative returns
6-months	0.94	1.02	1.06	0.63	3.39	2.51	1.92	1.44
5-year	31.73	32.79	32.58	32.11	19.21	40.45	55.49	38.11
Since inception	51.99	53.62	53.16	49.25	27.03	63.44	89.94	58.99

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	1.05	0.70	0.74
Net (%)	0.62	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       7

Multi-Index 2040 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2040 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and three separate indexes.

Index 1 is the S&P Target Date 2040 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is the John Hancock 2040 Lifetime Index, which is based on the fund's asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.

Index 4 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 5 is 64.40% Russell 3000 Index, 27.60% MSCI ACWI ex-USA Index, 6.40% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.60% ICE BofA U.S. High Yield Master II Index.

Prior to January 1, 2020, the fund's primary benchmark was the S&P 500 Index. Effective January 1, 2020, the fund's primary benchmark index is the S&P Target Date 2040 Index. The S&P Target Date 2040 Index better reflects the universe of investment opportunities based on the fund's current investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	55.2
Large blend	55.2
Unaffiliated investment companies/ Exchange-traded funds	39.0
Equity	33.7
Fixed income	5.3
U.S. Government	4.2
Short-term investments	1.6

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-29-20 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3	Index 4	Index 5
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1-year	4.02	4.29	4.14	3.70	11.68	6.98	8.19	5.19
5-year	5.81	5.93	5.89	5.65	3.58	7.12	9.23	6.72
Since inception	6.97	7.13	7.08	6.45	3.86	8.17	10.70	7.66
Cumulative returns
6-months	1.31	1.39	1.33	0.75	3.39	2.65	1.92	1.58
5-year	32.60	33.36	33.13	31.64	19.21	41.07	55.49	38.43
Since inception	53.02	54.47	53.98	48.39	27.03	64.16	89.94	59.35

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	1.04	0.69	0.73
Net (%)	0.62	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 11-7-13 and ceased operations from 6-15-16 to 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       8

Multi-Index 2035 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2035 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and three separate indexes.

Index 1 is the S&P Target Date 2035 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is the John Hancock 2035 Lifetime Index, which is based on the fund's asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.

Index 4 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 5 is 59.50% Russell 3000 Index, 25.50% MSCI ACWI ex-USA Index, 12% Bloomberg Barclays U.S. Aggregate Bond Index, and 3% ICE BofA U.S. High Yield Master II Index.

Prior to January 1, 2020, the fund's primary benchmark was the S&P 500 Index. Effective January 1, 2020, the fund's primary benchmark index is the S&P Target Date 2035 Index. The S&P Target Date 2060 Index better reflects the universe of investment opportunities based on the fund's current investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	50.8
Large blend	50.8
Unaffiliated investment companies/ Exchange-traded funds	43.4
Equity	31.0
Fixed income	12.4
U.S. Government	5.5
Short-term investments	0.3

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-29-20 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3	Index 4	Index 5
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1-year	4.71	5.00	4.95	4.15	11.68	7.94	8.19	5.66
5-year	5.65	5.82	5.76	5.52	3.58	6.99	9.23	6.59
Since inception	6.82	7.01	6.95	6.30	3.86	8.07	10.70	7.53
Cumulative returns
6-months	1.59	1.77	1.73	0.93	3.39	2.72	1.92	1.73
5-year	31.64	32.66	32.33	30.85	19.21	40.20	55.49	37.60
Since inception	51.65	53.39	52.84	47.03	27.03	63.21	89.94	58.17

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	1.04	0.69	0.73
Net (%)	0.62	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       9

Multi-Index 2030 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2030 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and three separate indexes.

Index 1 is the S&P Target Date 2030 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is the John Hancock 2030 Lifetime Index, which is based on the fund's asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.

Index 4 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 5 is 51.80% Russell 3000 Index, 22.20% MSCI ACWI ex-USA Index, 20.80% Bloomberg Barclays U.S. Aggregate Bond Index, and 5.20% ICE BofA U.S. High Yield Master II Index.

Prior to January 1, 2020, the fund's primary benchmark was the S&P 500 Index. Effective January 1, 2020, the fund's primary benchmark index is the S&P Target Date 2030 Index. The S&P Target Date 2030 Index better reflects the universe of investment opportunities based on the fund's current investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	45.3
Large blend	45.3
Unaffiliated investment companies/ Exchange-traded funds	48.0
Equity	27.6
Fixed income	20.4
U.S. Government	6.7

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-29-20 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3	Index 4	Index 5
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1-year	5.52	5.69	5.64	4.83	11.68	8.95	8.19	6.46
5-year	5.51	5.67	5.62	5.34	3.58	6.80	9.23	6.45
Since inception	6.62	6.79	6.73	6.07	3.86	7.90	10.70	7.33
Cumulative returns
6-months	1.97	1.95	2.00	1.19	3.39	2.80	1.92	2.10
5-year	30.78	31.77	31.44	29.72	19.21	38.97	55.49	36.68
Since inception	49.88	51.43	50.89	45.06	27.03	61.63	89.94	56.30

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the fee contractual waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	1.05	0.70	0.74
Net (%)	0.63	0.37	0.42

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       10

Multi-Index 2025 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2025 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and three separate indexes.

Index 1 is the S&P Target Date 2025 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is the John Hancock 2025 Lifetime Index, which is based on the fund's asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.

Index 4 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 5 is 43.40% Russell 3000 Index, 18.60% MSCI ACWI ex-USA Index, 30.40% Bloomberg Barclays U.S. Aggregate Bond Index, and 7.60% ICE BofA U.S. High Yield Master II Index.

Prior to January 1, 2020, the fund's primary benchmark was the S&P 500 Index. Effective January 1, 2020, the fund's primary benchmark index is the S&P Target Date 2025 Index. The S&P Target Date 2025 Index better reflects the universe of investment opportunities based on the fund's current investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	37.4
Large blend	37.4
Unaffiliated investment companies/ Exchange-traded funds	50.8
Fixed income	28.1
Equity	22.7
U.S. Government	7.8
Short-term investments	4.0

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-29-20 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3	Index 4	Index 5
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1-year	6.02	6.26	6.11	5.49	11.68	9.34	8.19	7.22
5-year	5.23	5.40	5.33	5.13	3.58	6.42	9.23	6.18
Since inception	6.27	6.45	6.38	5.81	3.86	7.57	10.70	7.00
Cumulative returns
6-months	1.93	2.07	2.01	1.43	3.39	2.71	1.92	2.33
5-year	29.05	30.07	29.63	28.43	19.21	36.52	55.49	34.97
Since inception	46.76	48.34	47.75	42.84	27.03	58.46	89.94	53.26

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	1.06	0.71	0.75
Net (%)	0.65	0.39	0.44

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       11

Multi-Index 2020 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2020 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and three separate indexes.

Index 1 is the S&P Target Date 2020 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is the John Hancock 2020 Lifetime Index, which is based on the fund's asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.

Index 4 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 5 is 36.40% Russell 3000 Index, 15.60% MSCI ACWI ex-USA Index, 38.40% Bloomberg Barclays U.S. Aggregate Bond Index, and 9.60% ICE BofA U.S. High Yield Master II Index.

Prior to January 1, 2020, the fund's primary benchmark was the S&P 500 Index. Effective January 1, 2020, the fund's primary benchmark index is the S&P Target Date 2020 Index. The S&P Target Date 2020 Index better reflects the universe of investment opportunities based on the fund's current investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	24.9
Large blend	24.9
Unaffiliated investment companies/ Exchange-traded funds	61.9
Fixed income	39.0
Equity	22.9
U.S. Government	7.8
Short-term investments	5.4

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-29-20 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3	Index 4	Index 5
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1-year	6.47	6.78	6.73	6.06	11.68	9.21	8.19	7.80
5-year	4.90	5.06	5.04	4.86	3.58	5.88	9.23	5.83
Since inception	5.80	6.00	5.95	5.52	3.86	6.96	10.70	6.56
Cumulative returns
6-months	1.92	2.03	2.08	1.65	3.39	2.55	1.92	2.43
5-year	27.03	28.02	27.84	26.79	19.21	33.04	55.49	32.76
Since inception	42.78	44.42	44.01	40.39	27.03	52.92	89.94	49.33

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	1.09	0.74	0.78
Net (%)	0.64	0.38	0.43

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       12

Multi-Index 2015 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2015 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and three separate indexes.

Index 1 is the S&P Target Date 2015 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is the John Hancock 2015 Lifetime Index, which is based on the fund's asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.

Index 4 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 5 is 30.60% Russell 3000 Index, 13.10% MSCI ACWI ex-USA Index, 45.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 11.30% ICE BofA U.S. High Yield Master II Index.

Prior to January 1, 2020, the fund's primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective January 1, 2020, the fund's primary benchmark index is the S&P Target Date 2015 Index. The S&P Target Date 2015 Index better reflects the universe of investment opportunities based on the fund's current investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	21.1
Large blend	21.1
Unaffiliated investment companies/ Exchange-traded funds	68.3
Fixed income	48.2
Equity	20.1
U.S. Government	8.1
Short-term investments	2.5

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-29-20 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3	Index 4	Index 5
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1-year	6.99	7.15	7.00	6.33	11.68	8.72	8.19	8.26
5-year	4.63	4.76	4.69	4.58	3.58	5.25	9.23	5.50
Since inception	5.38	5.55	5.48	5.16	3.86	6.17	10.70	6.15
Cumulative returns
6-months	1.85	2.00	1.85	1.75	3.39	2.29	1.92	2.51
5-year	25.40	26.19	25.75	25.08	19.21	29.15	55.49	30.72
Since inception	39.23	40.63	40.07	37.39	27.03	45.89	89.94	45.78

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	1.26	0.91	0.95
Net (%)	0.63	0.37	0.42

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       13

Multi-Index 2010 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2010 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and three separate indexes.

Index 1 is the S&P Target Date 2010 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is the John Hancock 2010 Lifetime Index, which is based on the fund's asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.

Index 4 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 5 is 26.25% Russell 3000 Index, 11.25% MSCI ACWI ex-USA Index, 50.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 12.50% ICE BofA U.S. High Yield Master II Index.

Prior to January 1, 2020, the fund's primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective January 1, 2020, the fund's primary benchmark index is the S&P Target Date 2010 Index. The S&P Target Date 2010 Index better reflects the universe of investment opportunities based on the fund's current investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	15.5
Large blend	15.5
Unaffiliated investment companies/ Exchange-traded funds	73.3
Fixed income	54.2
Equity	19.1
U.S. Government	8.0
Short-term investments	3.2

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-29-20 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3	Index 4	Index 5
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
1-year	7.25	7.42	7.36	6.76	11.68	8.27	8.19	8.62
5-year	4.38	4.55	4.48	4.27	3.58	4.89	9.23	5.32
Since inception	5.10	5.28	5.22	4.74	3.86	5.60	10.70	5.88
6-months	1.85	1.92	1.86	1.92	3.39	2.16	1.92	2.60
5-year	23.90	24.90	24.48	23.27	19.21	26.97	55.49	29.59
Since inception	36.92	38.41	37.88	33.99	27.03	41.08	89.94	43.46

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	1.41	1.06	1.10
Net (%)	0.61	0.35	0.40

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       14

Your expenses
As a shareholder of a John Hancock Funds II Multi-Index Lifetime Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, each portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2019 through February 29, 2020).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2019	Ending value on 2-29-2020	Expenses paid during period ended 2-29-2020[1]	Annualized expense ratio[2]
Multi-Index 2060 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,009.40	$0.80	0.16%
	Hypothetical example	1,000.00	1,024.10	0.81	0.16%
Class R6	Actual expenses/actual returns	1,000.00	1,010.20	0.00	0.00%
	Hypothetical example	1,000.00	1,024.90	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,009.60	0.25	0.05%
	Hypothetical example	1,000.00	1,024.60	0.25	0.05%
Multi-Index 2055 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,009.90	$0.85	0.17%
	Hypothetical example	1,000.00	1,024.00	0.86	0.17%
Class R6	Actual expenses/actual returns	1,000.00	1,010.50	0.00	0.00%
	Hypothetical example	1,000.00	1,024.90	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,010.00	0.25	0.05%
	Hypothetical example	1,000.00	1,024.60	0.25	0.05%
Multi-Index 2050 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,008.80	$1.25	0.25%
	Hypothetical example	1,000.00	1,023.60	1.26	0.25%
Class R6	Actual expenses/actual returns	1,000.00	1,009.50	0.00	0.00%
	Hypothetical example	1,000.00	1,024.90	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,009.80	0.25	0.05%
	Hypothetical example	1,000.00	1,024.60	0.25	0.05%
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	15

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2019	Ending value on 2-29-2020	Expenses paid during period ended 2-29-2020[1]	Annualized expense ratio[2]
Multi-Index 2045 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,009.40	$0.85	0.17%
	Hypothetical example	1,000.00	1,024.00	0.86	0.17%
Class R6	Actual expenses/actual returns	1,000.00	1,010.20	0.00	0.00%
	Hypothetical example	1,000.00	1,024.90	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,010.60	0.25	0.05%
	Hypothetical example	1,000.00	1,024.60	0.25	0.05%
Multi-Index 2040 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,013.10	$0.85	0.17%
	Hypothetical example	1,000.00	1,024.00	0.86	0.17%
Class R6	Actual expenses/actual returns	1,000.00	1,013.90	0.00	0.00%
	Hypothetical example	1,000.00	1,024.90	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,013.30	0.25	0.05%
	Hypothetical example	1,000.00	1,024.60	0.25	0.05%
Multi-Index 2035 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,015.90	$1.00	0.20%
	Hypothetical example	1,000.00	1,023.90	1.01	0.20%
Class R6	Actual expenses/actual returns	1,000.00	1,017.70	0.10	0.02%
	Hypothetical example	1,000.00	1,024.80	0.10	0.02%
Class 1	Actual expenses/actual returns	1,000.00	1,017.30	0.35	0.07%
	Hypothetical example	1,000.00	1,024.50	0.35	0.07%
Multi-Index 2030 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,019.70	$1.10	0.22%
	Hypothetical example	1,000.00	1,023.80	1.11	0.22%
Class R6	Actual expenses/actual returns	1,000.00	1,019.50	0.25	0.05%
	Hypothetical example	1,000.00	1,024.60	0.25	0.05%
Class 1	Actual expenses/actual returns	1,000.00	1,020.00	0.50	0.10%
	Hypothetical example	1,000.00	1,024.40	0.50	0.10%
Multi-Index 2025 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,019.30	$1.31	0.26%
	Hypothetical example	1,000.00	1,023.60	1.31	0.26%
Class R6	Actual expenses/actual returns	1,000.00	1,020.70	0.45	0.09%
	Hypothetical example	1,000.00	1,024.40	0.45	0.09%
Class 1	Actual expenses/actual returns	1,000.00	1,020.10	0.70	0.14%
	Hypothetical example	1,000.00	1,024.20	0.70	0.14%
Multi-Index 2020 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,019.20	$1.61	0.32%
	Hypothetical example	1,000.00	1,023.30	1.61	0.32%
Class R6	Actual expenses/actual returns	1,000.00	1,020.30	0.55	0.11%
	Hypothetical example	1,000.00	1,024.30	0.55	0.11%
Class 1	Actual expenses/actual returns	1,000.00	1,020.80	0.80	0.16%
	Hypothetical example	1,000.00	1,024.10	0.81	0.16%
Multi-Index 2015 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,018.50	$1.41	0.28%
	Hypothetical example	1,000.00	1,023.50	1.41	0.28%
Class R6	Actual expenses/actual returns	1,000.00	1,020.00	0.60	0.12%
	Hypothetical example	1,000.00	1,024.30	0.60	0.12%
Class 1	Actual expenses/actual returns	1,000.00	1,018.50	0.85	0.17%
	Hypothetical example	1,000.00	1,024.00	0.86	0.17%
16	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2019	Ending value on 2-29-2020	Expenses paid during period ended 2-29-2020[1]	Annualized expense ratio[2]
Multi-Index 2010 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,018.50	$1.41	0.28%
	Hypothetical example	1,000.00	1,023.50	1.41	0.28%
Class R6	Actual expenses/actual returns	1,000.00	1,019.20	0.55	0.11%
	Hypothetical example	1,000.00	1,024.30	0.55	0.11%
Class 1	Actual expenses/actual returns	1,000.00	1,018.60	0.80	0.16%
	Hypothetical example	1,000.00	1,024.10	0.81	0.16%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	17

Portfolios' investments
MULTI-INDEX 2060 LIFETIME PORTFOLIO

As of 2-29-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 58.3%
Equity - 58.3%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,680,598	$18,318,515

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $19,762,733)		$18,318,515
UNAFFILIATED INVESTMENT COMPANIES - 38.6%
Exchange-traded funds - 38.6%
Financial Select Sector SPDR Fund	15,212	404,487
iShares Edge MSCI Min Vol USA ETF	8,708	533,539
iShares JP Morgan USD Emerging Markets Bond ETF	1,692	193,091
Schwab U.S. Large-Cap Growth ETF	7,401	660,391
Vanguard Dividend Appreciation ETF (C)	3,337	383,455
Vanguard FTSE All World ex-US Small-Cap ETF	7,553	744,650
Vanguard FTSE Developed Markets ETF	11,273	444,945
Vanguard FTSE Emerging Markets ETF	43,881	1,778,058
Vanguard Health Care ETF	2,158	378,276
Vanguard Information Technology ETF	1,638	385,995
Vanguard Intermediate-Term Corporate Bond ETF	3,589	337,940
Vanguard Mid-Cap ETF	14,014	2,272,370
Vanguard S&P 500 ETF	10,015	2,721,477
Vanguard Small-Cap ETF	3,448	511,856
Vanguard Total Bond Market ETF	2,140	185,666
Xtrackers USD High Yield Corporate Bond ETF	3,934	193,277

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $12,442,102)		$12,129,473
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.6%
U.S. Government - 2.6%
U.S. Treasury STRIPS, PO, 1.687%, 11/15/2048	328,700	201,916
U.S. Treasury STRIPS, PO, 1.704%, 02/15/2047	318,900	200,868
U.S. Treasury STRIPS, PO, 1.712%, 05/15/2047	320,000	200,282
U.S. Treasury STRIPS, PO, 1.716%, 08/15/2046	317,800	201,252

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $703,322)		$804,318
SHORT-TERM INVESTMENTS - 2.0%
Short-term funds - 2.0%
John Hancock Collateral Trust, 1.6968% (D)(E)	38,069	381,028
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (D)	263,207	263,207

TOTAL SHORT-TERM INVESTMENTS (Cost $644,186)		$644,235
Total investments (Cost $33,552,343) - 101.5%		$31,896,541
Other assets and liabilities, net - (1.5%)		(485,848)
TOTAL NET ASSETS - 100.0%		$31,410,693
MULTI-INDEX 2055 LIFETIME PORTFOLIO

As of 2-29-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 58.1%
Equity - 58.1%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,752,466	$51,801,878

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $56,395,722)		$51,801,878
UNAFFILIATED INVESTMENT COMPANIES - 38.6%
Exchange-traded funds - 38.6%
Financial Select Sector SPDR Fund	42,577	1,132,122
iShares Edge MSCI Min Vol USA ETF	24,999	1,531,689
iShares JP Morgan USD Emerging Markets Bond ETF	4,949	564,780
Schwab U.S. Large-Cap Growth ETF	20,767	1,853,039
Vanguard Dividend Appreciation ETF (C)	9,428	1,083,371
Vanguard FTSE All World ex-US Small-Cap ETF	21,732	2,142,558
Vanguard FTSE Developed Markets ETF	32,413	1,279,341
Vanguard FTSE Emerging Markets ETF	127,128	5,151,227
Vanguard Health Care ETF	6,158	1,079,436
Vanguard Information Technology ETF	4,588	1,081,162
Vanguard Intermediate-Term Corporate Bond ETF	10,395	978,793
Vanguard Mid-Cap ETF	39,187	6,354,172
Vanguard S&P 500 ETF	28,073	7,628,558
Vanguard Small-Cap ETF	9,658	1,433,730
Vanguard Total Bond Market ETF	6,173	535,569
Xtrackers USD High Yield Corporate Bond ETF	11,537	566,813

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $33,933,877)		$34,396,360
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.7%
U.S. Government - 2.7%
U.S. Treasury STRIPS, PO, 1.687%, 11/15/2048	975,100	598,990
U.S. Treasury STRIPS, PO, 1.704%, 02/15/2047	942,300	593,534
U.S. Treasury STRIPS, PO, 1.712%, 05/15/2047	948,800	593,836
U.S. Treasury STRIPS, PO, 1.716%, 08/15/2046	938,400	594,256

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,081,187)		$2,380,616
SHORT-TERM INVESTMENTS - 1.4%
Short-term funds - 1.4%
John Hancock Collateral Trust, 1.6968% (D)(E)	110,604	1,107,022
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (D)	197,388	197,388

TOTAL SHORT-TERM INVESTMENTS (Cost $1,304,255)		$1,304,410
Total investments (Cost $93,715,041) - 100.8%		$89,883,264
Other assets and liabilities, net - (0.8%)		(744,833)
TOTAL NET ASSETS - 100.0%		$89,138,431
18	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTI-INDEX 2050 LIFETIME PORTFOLIO

As of 2-29-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 58.2%
Equity - 58.2%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	6,801,076	$74,131,725

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $80,952,899)		$74,131,725
UNAFFILIATED INVESTMENT COMPANIES - 38.6%
Exchange-traded funds - 38.6%
Financial Select Sector SPDR Fund	60,933	1,620,208
iShares Edge MSCI Min Vol USA ETF	35,812	2,194,201
iShares JP Morgan USD Emerging Markets Bond ETF	6,947	792,792
Schwab U.S. Large-Cap Growth ETF	29,721	2,652,005
Vanguard Dividend Appreciation ETF (C)	13,524	1,554,043
Vanguard FTSE All World ex-US Small-Cap ETF	31,129	3,069,008
Vanguard FTSE Developed Markets ETF	46,547	1,837,210
Vanguard FTSE Emerging Markets ETF	182,104	7,378,854
Vanguard Health Care ETF	8,823	1,546,584
Vanguard Information Technology ETF	6,565	1,547,042
Vanguard Intermediate-Term Corporate Bond ETF	14,593	1,374,077
Vanguard Mid-Cap ETF	56,122	9,100,182
Vanguard S&P 500 ETF	40,173	10,916,611
Vanguard Small-Cap ETF	13,833	2,053,509
Vanguard Total Bond Market ETF	8,684	753,424
Xtrackers USD High Yield Corporate Bond ETF	16,197	795,759

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $48,413,966)		$49,185,509
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.6%
U.S. Government - 2.6%
U.S. Treasury STRIPS, PO, 1.687%, 11/15/2048	1,380,200	847,836
U.S. Treasury STRIPS, PO, 1.704%, 02/15/2047	1,334,400	840,510
U.S. Treasury STRIPS, PO, 1.712%, 05/15/2047	1,344,300	841,372
U.S. Treasury STRIPS, PO, 1.716%, 08/15/2046	1,330,100	842,306

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,947,797)		$3,372,024
SHORT-TERM INVESTMENTS - 1.3%
Short-term funds - 1.3%
John Hancock Collateral Trust, 1.6968% (D)(E)	158,247	1,583,879
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (D)	133,353	133,353

TOTAL SHORT-TERM INVESTMENTS (Cost $1,717,027)		$1,717,232
Total investments (Cost $134,031,689) - 100.7%		$128,406,490
Other assets and liabilities, net - (0.7%)		(950,184)
TOTAL NET ASSETS - 100.0%		$127,456,306
MULTI-INDEX 2045 LIFETIME PORTFOLIO

As of 2-29-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 58.0%
Equity - 58.0%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,030,367	$98,430,995

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $107,799,590)		$98,430,995
UNAFFILIATED INVESTMENT COMPANIES - 38.9%
Exchange-traded funds - 38.9%
Financial Select Sector SPDR Fund	81,809	2,175,301
iShares Edge MSCI Min Vol USA ETF	47,346	2,900,889
iShares JP Morgan USD Emerging Markets Bond ETF	9,624	1,098,291
Schwab U.S. Large-Cap Growth ETF	39,822	3,553,317
Vanguard Dividend Appreciation ETF (C)	17,952	2,062,864
Vanguard FTSE All World ex-US Small-Cap ETF (C)	41,304	4,072,161
Vanguard FTSE Developed Markets ETF	61,731	2,436,523
Vanguard FTSE Emerging Markets ETF	241,434	9,782,906
Vanguard Health Care ETF	11,707	2,052,120
Vanguard Information Technology ETF	8,816	2,077,490
Vanguard Intermediate-Term Corporate Bond ETF	20,667	1,946,005
Vanguard Mid-Cap ETF	75,359	12,219,462
Vanguard S&P 500 ETF	53,874	14,639,722
Vanguard Small-Cap ETF	18,544	2,752,857
Vanguard Total Bond Market ETF	12,351	1,071,573
Xtrackers USD High Yield Corporate Bond ETF	22,204	1,090,883

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $64,792,301)		$65,932,364
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.7%
U.S. Government - 2.7%
U.S. Treasury STRIPS, PO, 1.687%, 11/15/2048	1,844,100	1,132,803
U.S. Treasury STRIPS, PO, 1.704%, 02/15/2047	1,783,800	1,123,577
U.S. Treasury STRIPS, PO, 1.712%, 05/15/2047	1,795,700	1,123,894
U.S. Treasury STRIPS, PO, 1.716%, 08/15/2046	1,776,500	1,124,995

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,937,492)		$4,505,269
SHORT-TERM INVESTMENTS - 2.4%
Short-term funds - 2.4%
John Hancock Collateral Trust, 1.6968% (D)(E)	305,664	3,059,365
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (D)	1,024,233	1,024,233

TOTAL SHORT-TERM INVESTMENTS (Cost $4,083,203)		$4,083,598
Total investments (Cost $180,612,586) - 102.0%		$172,952,226
Other assets and liabilities, net - (2.0%)		(3,382,134)
TOTAL NET ASSETS - 100.0%		$169,570,092
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	19

MULTI-INDEX 2040 LIFETIME PORTFOLIO

As of 2-29-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 56.0%
Equity - 56.0%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	10,061,500	$109,670,355

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $119,275,137)		$109,670,355
UNAFFILIATED INVESTMENT COMPANIES - 39.5%
Exchange-traded funds - 39.5%
Financial Select Sector SPDR Fund	94,192	2,504,565
iShares Edge MSCI Min Vol USA ETF	54,054	3,311,889
iShares Global Infrastructure ETF	3,222	142,219
iShares JP Morgan USD Emerging Markets Bond ETF	21,852	2,493,750
Schwab U.S. Large-Cap Growth ETF	43,720	3,901,136
Vanguard Dividend Appreciation ETF (C)	20,746	2,383,923
Vanguard Energy ETF (C)	9,248	565,330
Vanguard FTSE All World ex-US Small-Cap ETF	46,343	4,568,956
Vanguard FTSE Developed Markets ETF	81,249	3,206,898
Vanguard FTSE Emerging Markets ETF	234,449	9,499,873
Vanguard Global ex-U.S. Real Estate ETF (C)	2,666	144,337
Vanguard Health Care ETF	13,562	2,377,283
Vanguard Information Technology ETF	10,070	2,372,996
Vanguard Intermediate-Term Corporate Bond ETF	36,840	3,468,854
Vanguard Materials ETF	2,463	281,004
Vanguard Mid-Cap ETF	78,139	12,670,239
Vanguard Real Estate ETF	4,760	415,691
Vanguard S&P 500 ETF	57,987	15,757,389
Vanguard Small-Cap ETF	18,622	2,764,436
Vanguard Total Bond Market ETF	28,197	2,446,372
Xtrackers USD High Yield Corporate Bond ETF	42,268	2,076,627

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $75,315,866)		$77,353,767
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.2%
U.S. Government - 4.2%
U.S. Treasury STRIPS, PO, 1.687%, 11/15/2048	3,388,700	2,081,628
U.S. Treasury STRIPS, PO, 1.704%, 02/15/2047	3,277,700	2,064,552
U.S. Treasury STRIPS, PO, 1.712%, 05/15/2047	3,299,200	2,064,906
U.S. Treasury STRIPS, PO, 1.716%, 08/15/2046	3,263,300	2,066,533

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $7,235,794)		$8,277,619
SHORT-TERM INVESTMENTS - 1.7%
Short-term funds - 1.7%
John Hancock Collateral Trust, 1.6968% (D)(E)	314,459	3,147,388
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (D)	98,307	98,307

TOTAL SHORT-TERM INVESTMENTS (Cost $3,245,035)		$3,245,695
Total investments (Cost $205,071,832) - 101.4%		$198,547,436
Other assets and liabilities, net - (1.4%)		(2,687,336)
TOTAL NET ASSETS - 100.0%		$195,860,100
MULTI-INDEX 2035 LIFETIME PORTFOLIO

As of 2-29-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 50.8%
Equity - 50.8%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	10,727,994	$116,935,140

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $127,087,915)		$116,935,140
UNAFFILIATED INVESTMENT COMPANIES - 43.4%
Exchange-traded funds - 43.4%
Financial Select Sector SPDR Fund	86,197	2,291,978
iShares Edge MSCI Min Vol USA ETF	72,385	4,435,029
iShares Global Infrastructure ETF	8,918	393,641
iShares JP Morgan USD Emerging Markets Bond ETF	49,779	5,680,779
Schwab U.S. Large-Cap Growth ETF	45,699	4,077,722
Vanguard Dividend Appreciation ETF	27,225	3,128,425
Vanguard Energy ETF	24,810	1,516,635
Vanguard FTSE All World ex-US Small-Cap ETF	50,309	4,959,964
Vanguard FTSE Developed Markets ETF	104,669	4,131,285
Vanguard FTSE Emerging Markets ETF	208,894	8,464,385
Vanguard Global ex-U.S. Real Estate ETF	7,492	405,617
Vanguard Health Care ETF (C)	12,435	2,179,731
Vanguard Information Technology ETF (C)	9,230	2,175,050
Vanguard Intermediate-Term Corporate Bond ETF	103,446	9,740,475
Vanguard Materials ETF	6,838	780,147
Vanguard Mid-Cap ETF	74,787	12,126,712
Vanguard Real Estate ETF	13,309	1,162,275
Vanguard S&P 500 ETF	61,152	16,617,446
Vanguard Small-Cap ETF	16,736	2,484,459
Vanguard Total Bond Market ETF	94,486	8,197,605
Xtrackers USD High Yield Corporate Bond ETF	103,587	5,089,229

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $96,006,559)		$100,038,589
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.5%
U.S. Government - 5.5%
U.S. Treasury STRIPS, PO, 1.687%, 11/15/2048	5,151,900	3,164,736
U.S. Treasury STRIPS, PO, 1.704%, 02/15/2047	4,982,900	3,138,621
U.S. Treasury STRIPS, PO, 1.712%, 05/15/2047	5,015,600	3,139,168
U.S. Treasury STRIPS, PO, 1.716%, 08/15/2046	4,961,400	3,141,881

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $10,999,246)		$12,584,406
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 1.6968% (D)(E)	42,667	427,053
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (D)	175,698	175,698

TOTAL SHORT-TERM INVESTMENTS (Cost $602,606)		$602,751
Total investments (Cost $234,696,326) - 100.0%		$230,160,886
Other assets and liabilities, net - 0.0%		66,572
TOTAL NET ASSETS - 100.0%		$230,227,458
20	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTI-INDEX 2030 LIFETIME PORTFOLIO

As of 2-29-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 45.2%
Equity - 45.2%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	10,623,915	$115,800,678

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $124,786,836)		$115,800,678
UNAFFILIATED INVESTMENT COMPANIES - 48.0%
Exchange-traded funds - 48.0%
Financial Select Sector SPDR Fund	90,204	2,398,524
iShares Edge MSCI Min Vol USA ETF	128,695	7,885,143
iShares Global Infrastructure ETF	15,585	687,922
iShares JP Morgan USD Emerging Markets Bond ETF	77,654	8,861,874
Schwab U.S. Large-Cap Growth ETF	42,364	3,780,140
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	38,753	1,255,985
Vanguard Dividend Appreciation ETF	48,392	5,560,725
Vanguard Energy ETF	43,078	2,633,358
Vanguard FTSE All World ex-US Small-Cap ETF	50,918	5,020,006
Vanguard FTSE Developed Markets ETF	116,730	4,607,333
Vanguard FTSE Emerging Markets ETF	158,877	6,437,696
Vanguard Global ex-U.S. Real Estate ETF	13,099	709,180
Vanguard Health Care ETF	12,939	2,268,077
Vanguard Information Technology ETF	9,687	2,282,742
Vanguard Intermediate-Term Corporate Bond ETF	180,237	16,971,114
Vanguard Materials ETF	11,979	1,366,684
Vanguard Mid-Cap ETF	65,669	10,648,228
Vanguard Real Estate ETF	23,445	2,047,452
Vanguard S&P 500 ETF	37,608	10,219,598
Vanguard Small-Cap ETF	13,534	2,009,122
Vanguard Total Bond Market ETF	186,068	16,143,260
Xtrackers USD High Yield Corporate Bond ETF	185,327	9,105,116

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $116,500,574)		$122,899,279
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.7%
U.S. Government - 6.7%
U.S. Treasury STRIPS, PO, 1.687%, 11/15/2048	7,023,600	4,314,494
U.S. Treasury STRIPS, PO, 1.704%, 02/15/2047	6,794,000	4,279,393
U.S. Treasury STRIPS, PO, 1.712%, 05/15/2047	6,838,300	4,279,962
U.S. Treasury STRIPS, PO, 1.716%, 08/15/2046	6,765,500	4,284,354

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $14,996,630)		$17,158,203
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (D)	1,049	1,049

TOTAL SHORT-TERM INVESTMENTS (Cost $1,049)		$1,049
Total investments (Cost $256,285,089) - 99.9%		$255,859,209
Other assets and liabilities, net - 0.1%		231,619
TOTAL NET ASSETS - 100.0%		$256,090,828
MULTI-INDEX 2025 LIFETIME PORTFOLIO

As of 2-29-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 38.9%
Equity - 38.9%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	8,051,026	$87,756,185

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $92,730,193)		$87,756,185
UNAFFILIATED INVESTMENT COMPANIES - 52.8%
Exchange-traded funds - 52.8%
Financial Select Sector SPDR Fund	65,351	1,737,683
Invesco Senior Loan ETF (C)	92,559	2,035,372
iShares Edge MSCI Min Vol USA ETF	156,069	9,562,348
iShares Global Infrastructure ETF	18,671	824,138
iShares JP Morgan USD Emerging Markets Bond ETF	88,672	10,119,249
Schwab U.S. Large-Cap Growth ETF	28,718	2,562,507
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	44,261	1,434,499
Vanguard Dividend Appreciation ETF (C)	58,046	6,670,066
Vanguard Energy ETF (C)	52,005	3,179,066
Vanguard FTSE All World ex-US Small-Cap ETF	38,691	3,814,546
Vanguard FTSE Developed Markets ETF	89,950	3,550,327
Vanguard FTSE Emerging Markets ETF	81,870	3,317,372
Vanguard Global ex-U.S. Real Estate ETF	15,715	850,810
Vanguard Health Care ETF (C)	9,404	1,648,427
Vanguard Information Technology ETF	7,007	1,651,200
Vanguard Intermediate-Term Corporate Bond ETF	222,501	20,950,692
Vanguard Materials ETF	14,320	1,633,769
Vanguard Mid-Cap ETF	43,293	7,019,960
Vanguard Real Estate ETF	28,083	2,452,488
Vanguard S&P 500 ETF	5,770	1,567,940
Vanguard Short-Term Corporate Bond ETF	40,724	3,343,848
Vanguard Small-Cap ETF	7,918	1,175,427
Vanguard Total Bond Market ETF	203,301	17,638,395
Xtrackers USD High Yield Corporate Bond ETF	214,827	10,554,451

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $112,677,786)		$119,294,580
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.2%
U.S. Government - 8.2%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	1,326,087	1,341,717
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	1,022,646	1,047,905
U.S. Treasury Inflation Protected Security, 0.625%, 07/15/2021	585,493	593,732
U.S. Treasury STRIPS, PO, 1.687%, 11/15/2048	6,321,700	3,883,327
U.S. Treasury STRIPS, PO, 1.704%, 02/15/2047	6,115,300	3,851,895
U.S. Treasury STRIPS, PO, 1.712%, 05/15/2047	6,156,000	3,852,923
U.S. Treasury STRIPS, PO, 1.716%, 08/15/2046	6,088,800	3,855,823

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $16,453,751)		$18,427,322
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	21

MULTI-INDEX 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 4.1%
Short-term funds - 4.1%
John Hancock Collateral Trust, 1.6968% (D)(E)	938,021	$9,388,556
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (D)	1,049	1,049

TOTAL SHORT-TERM INVESTMENTS (Cost $9,389,012)		$9,389,605
Total investments (Cost $231,250,742) - 104.0%		$234,867,692
Other assets and liabilities, net - (4.0%)		(9,059,260)
TOTAL NET ASSETS - 100.0%		$225,808,432
MULTI-INDEX 2020 LIFETIME PORTFOLIO

As of 2-29-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 26.5%
Equity - 26.5%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,570,039	$38,913,425

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $40,104,995)		$38,913,425
UNAFFILIATED INVESTMENT COMPANIES - 65.8%
Exchange-traded funds - 65.8%
Financial Select Sector SPDR Fund	39,949	1,062,244
Invesco Senior Loan ETF (C)	109,131	2,399,791
iShares Edge MSCI Min Vol USA ETF	130,699	8,007,928
iShares Global Infrastructure ETF	15,439	681,477
iShares JP Morgan USD Emerging Markets Bond ETF	70,605	8,057,443
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	35,359	1,145,985
Vanguard Dividend Appreciation ETF (C)	47,670	5,477,760
Vanguard Energy ETF	42,022	2,568,805
Vanguard FTSE All World ex-US Small-Cap ETF	20,061	1,977,814
Vanguard FTSE Developed Markets ETF	92,301	3,643,120
Vanguard FTSE Emerging Markets ETF	41,075	1,664,359
Vanguard Global ex-U.S. Real Estate ETF	12,912	699,056
Vanguard Health Care ETF	5,721	1,002,834
Vanguard Information Technology ETF	4,269	1,005,990
Vanguard Intermediate-Term Corporate Bond ETF	207,737	19,560,514
Vanguard Materials ETF	11,960	1,364,516
Vanguard Mid-Cap ETF	23,000	3,729,450
Vanguard Real Estate ETF	23,113	2,018,458
Vanguard S&P 500 ETF	974	264,675
Vanguard Short-Term Corporate Bond ETF	56,599	4,647,344
Vanguard Small-Cap ETF	4,872	723,248
Vanguard Total Bond Market ETF	193,699	16,805,325
Xtrackers USD High Yield Corporate Bond ETF	170,301	8,366,888

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $92,890,537)		$96,875,024
MULTI-INDEX 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.3%
U.S. Government - 8.3%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	1,796,469	$1,817,643
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	1,385,318	1,419,534
U.S. Treasury Inflation Protected Security, 0.625%, 07/15/2021	793,123	804,284
U.S. Treasury STRIPS, PO, 1.687%, 11/15/2048	3,360,300	2,064,183
U.S. Treasury STRIPS, PO, 1.704%, 02/15/2047	3,249,500	2,046,790
U.S. Treasury STRIPS, PO, 1.712%, 05/15/2047	3,272,100	2,047,945
U.S. Treasury STRIPS, PO, 1.716%, 08/15/2046	3,236,800	2,049,752

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $11,179,404)		$12,250,131
SHORT-TERM INVESTMENTS - 5.7%
Short-term funds - 5.7%
John Hancock Collateral Trust, 1.6968% (D)(E)	795,943	7,966,519
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (D)	471,238	471,238

TOTAL SHORT-TERM INVESTMENTS (Cost $8,437,272)		$8,437,757
Total investments (Cost $152,612,208) - 106.3%		$156,476,337
Other assets and liabilities, net - (6.3%)		(9,255,425)
TOTAL NET ASSETS - 100.0%		$147,220,912
MULTI-INDEX 2015 LIFETIME PORTFOLIO

As of 2-29-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 21.6%
Equity - 21.6%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	838,761	$9,142,491

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $9,105,436)		$9,142,491
UNAFFILIATED INVESTMENT COMPANIES - 70.3%
Exchange-traded funds - 70.3%
Invesco Senior Loan ETF (C)	45,286	995,839
iShares Edge MSCI Min Vol USA ETF	38,282	2,345,538
iShares Global Infrastructure ETF	4,510	199,071
iShares JP Morgan USD Emerging Markets Bond ETF	22,219	2,535,632
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	11,088	359,362
Vanguard Dividend Appreciation ETF	13,895	1,596,674
Vanguard Energy ETF	12,681	775,190
Vanguard FTSE All World ex-US Small-Cap ETF	4,774	470,669
Vanguard FTSE Developed Markets ETF	23,182	914,994
Vanguard FTSE Emerging Markets ETF	5,765	233,598
Vanguard Global ex-U.S. Real Estate ETF	3,793	205,353
Vanguard Intermediate-Term Corporate Bond ETF	71,084	6,693,269
22	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTI-INDEX 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Materials ETF	3,491	$398,288
Vanguard Mid-Cap ETF	4,374	709,244
Vanguard Real Estate ETF	6,766	590,875
Vanguard S&P 500 ETF	558	151,631
Vanguard Short-Term Corporate Bond ETF	25,063	2,057,923
Vanguard Small-Cap ETF	776	115,197
Vanguard Total Bond Market ETF	65,738	5,703,429
Xtrackers USD High Yield Corporate Bond ETF	53,238	2,615,583

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $28,906,044)		$29,667,359
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.3%
U.S. Government - 8.3%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	781,224	790,431
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	602,830	617,719
U.S. Treasury Inflation Protected Security, 0.625%, 07/15/2021	344,454	349,301
U.S. Treasury STRIPS, PO, 1.687%, 11/15/2048	717,100	440,504
U.S. Treasury STRIPS, PO, 1.704%, 02/15/2047	693,700	436,947
U.S. Treasury STRIPS, PO, 1.712%, 05/15/2047	698,200	436,990
U.S. Treasury STRIPS, PO, 1.716%, 08/15/2046	691,600	437,966

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,272,680)		$3,509,858
SHORT-TERM INVESTMENTS - 2.6%
Short-term funds - 2.6%
John Hancock Collateral Trust, 1.6968% (D)(E)	101,211	1,013,012
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (D)	76,350	76,350

TOTAL SHORT-TERM INVESTMENTS (Cost $1,089,301)		$1,089,362
Total investments (Cost $42,373,461) - 102.8%		$43,409,070
Other assets and liabilities, net - (2.8%)		(1,199,444)
TOTAL NET ASSETS - 100.0%		$42,209,626
MULTI-INDEX 2010 LIFETIME PORTFOLIO

As of 2-29-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 16.0%
Equity - 16.0%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	465,899	$5,078,296

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,187,774)		$5,078,296
UNAFFILIATED INVESTMENT COMPANIES - 76.2%
Exchange-traded funds - 76.2%
Invesco Senior Loan ETF (C)	44,400	976,356
iShares Edge MSCI Min Vol USA ETF	28,833	1,766,598
iShares Global Infrastructure ETF	3,381	149,237
MULTI-INDEX 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
iShares JP Morgan USD Emerging Markets Bond ETF	17,885	$2,041,036
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	8,890	288,125
Vanguard Dividend Appreciation ETF	10,328	1,186,790
Vanguard Energy ETF	9,267	566,492
Vanguard FTSE All World ex-US Small-Cap ETF	3,104	306,023
Vanguard FTSE Developed Markets ETF	20,743	818,726
Vanguard FTSE Emerging Markets ETF	2,232	90,441
Vanguard Global ex-U.S. Real Estate ETF	2,844	153,974
Vanguard Intermediate-Term Corporate Bond ETF	59,466	5,599,319
Vanguard Materials ETF	2,602	296,862
Vanguard Mid-Cap ETF	2,060	334,029
Vanguard Real Estate ETF	5,118	446,955
Vanguard S&P 500 ETF	468	127,174
Vanguard Short-Term Corporate Bond ETF	25,242	2,072,621
Vanguard Small-Cap ETF	296	43,941
Vanguard Total Bond Market ETF	54,710	4,746,640
Xtrackers USD High Yield Corporate Bond ETF	42,665	2,096,131

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $23,579,322)		$24,107,470
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.3%
U.S. Government - 8.3%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	783,673	792,909
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	604,129	619,050
U.S. Treasury Inflation Protected Security, 0.625%, 07/15/2021	345,595	350,458
U.S. Treasury STRIPS, PO, 1.687%, 11/15/2048	355,700	218,501
U.S. Treasury STRIPS, PO, 1.704%, 02/15/2047	344,500	216,993
U.S. Treasury STRIPS, PO, 1.712%, 05/15/2047	347,200	217,306
U.S. Treasury STRIPS, PO, 1.716%, 08/15/2046	343,200	217,337

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,506,629)		$2,632,554
SHORT-TERM INVESTMENTS - 3.3%
Short-term funds - 3.3%
John Hancock Collateral Trust, 1.6968% (D)(E)	99,187	992,751
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (D)	50,491	50,491

TOTAL SHORT-TERM INVESTMENTS (Cost $1,043,183)		$1,043,242
Total investments (Cost $32,316,908) - 103.8%		$32,861,562
Other assets and liabilities, net - (3.8%)		(1,205,730)
TOTAL NET ASSETS - 100.0%		$31,655,832
Percentages are based upon net assets.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	23

PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 2-29-20.
(D)	The rate shown is the annualized seven-day yield as of 2-29-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
24	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 2-29-20 (unaudited)

	Multi-Index 2060 Lifetime Portfolio	Multi-Index 2055 Lifetime Portfolio	Multi-Index 2050 Lifetime Portfolio	Multi-Index 2045 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$13,196,998	$36,974,364	$52,690,886	$71,461,866
Affiliated investments, at value	18,699,543	52,908,900	75,715,604	101,490,360
Total investments, at value	31,896,541	89,883,264	128,406,490	172,952,226
Interest receivable	167	296	472	639
Receivable for fund shares sold	135,964	414,118	485,648	409,017
Receivable for investments sold	45,903	69,769	235,242	—
Receivable for securities lending income	310	958	849	995
Receivable from affiliates	1,281	2,133	2,790	3,422
Other assets	29,649	28,835	25,957	26,240
Total assets	32,109,815	90,399,373	129,157,448	173,392,539
Liabilities
Payable for investments purchased	292,074	125,158	61,622	731,789
Payable for fund shares repurchased	—	2,692	28,849	3,141
Payable upon return of securities loaned	380,800	1,106,700	1,582,700	3,058,050
Payable to affiliates
Accounting and legal services fees	865	2,500	3,543	4,685
Transfer agent fees	53	181	394	583
Trustees' fees	—	51	112	198
Other liabilities and accrued expenses	25,330	23,660	23,922	24,001
Total liabilities	699,122	1,260,942	1,701,142	3,822,447
Net assets	$31,410,693	$89,138,431	$127,456,306	$169,570,092
Net assets consist of
Paid-in capital	$33,107,790	$92,522,324	$132,961,258	$176,289,193
Total distributable earnings (loss)	(1,697,097)	(3,383,893)	(5,504,952)	(6,719,101)
Net assets	$31,410,693	$89,138,431	$127,456,306	$169,570,092
Unaffiliated investments, at cost	$13,408,631	$36,212,452	$51,495,116	$69,754,026
Affiliated investments, at cost	20,143,712	57,502,589	82,536,573	110,858,560
Total investments, at cost	33,552,343	93,715,041	134,031,689	180,612,586
Securities loaned, at value	$372,672	$1,083,078	$1,548,918	$2,994,010
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R4
Net assets	$91,180	$118,495	$338,692	$593,618
Shares outstanding	7,988	11,076	31,353	55,677
Net asset value, offering price and redemption price per share	$11.41	$10.70	$10.80	$10.66
Class R6
Net assets	$5,262,946	$16,507,086	$36,165,238	$52,329,421
Shares outstanding	461,561	1,543,829	3,350,635	4,904,204
Net asset value, offering price and redemption price per share	$11.40	$10.69	$10.79	$10.67
Class 1
Net assets	$26,056,567	$72,512,850	$90,952,376	$116,647,053
Shares outstanding	2,284,833	6,775,927	8,420,474	10,935,354
Net asset value, offering price and redemption price per share	$11.40	$10.70	$10.80	$10.67
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	25

STATEMENTS OF ASSETS AND LIABILITIES 2-29-20 (unaudited)

Continued
	Multi-Index 2040 Lifetime Portfolio	Multi-Index 2035 Lifetime Portfolio	Multi-Index 2030 Lifetime Portfolio	Multi-Index 2025 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$85,729,693	$112,798,693	$140,058,531	$137,722,951
Affiliated investments, at value	112,817,743	117,362,193	115,800,678	97,144,741
Total investments, at value	198,547,436	230,160,886	255,859,209	234,867,692
Interest receivable	553	744	836	1,390
Receivable for fund shares sold	167,000	219,224	190,156	333,211
Receivable for investments sold	484,746	691,827	1,560,589	2,973,599
Receivable for securities lending income	1,264	1,101	1,860	833
Receivable from affiliates	3,861	4,408	4,593	3,966
Other assets	26,420	26,624	26,529	26,351
Total assets	199,231,280	231,104,814	257,643,772	238,207,042
Liabilities
Due to custodian	—	—	639,161	2,132,717
Payable for investments purchased	—	420,579	625,411	629,939
Payable for fund shares repurchased	195,307	181	256,709	216,650
Payable upon return of securities loaned	3,145,400	425,133	—	9,388,762
Payable to affiliates
Accounting and legal services fees	5,494	6,333	6,960	6,182
Transfer agent fees	532	568	479	455
Trustees' fees	247	307	337	286
Other liabilities and accrued expenses	24,200	24,255	23,887	23,619
Total liabilities	3,371,180	877,356	1,552,944	12,398,610
Net assets	$195,860,100	$230,227,458	$256,090,828	$225,808,432
Net assets consist of
Paid-in capital	$201,786,442	$234,094,842	$256,325,149	$224,042,921
Total distributable earnings (loss)	(5,926,342)	(3,867,384)	(234,321)	1,765,511
Net assets	$195,860,100	$230,227,458	$256,090,828	$225,808,432
Unaffiliated investments, at cost	$82,649,967	$107,181,503	$131,498,253	$129,132,586
Affiliated investments, at cost	122,421,865	127,514,823	124,786,836	102,118,156
Total investments, at cost	205,071,832	234,696,326	256,285,089	231,250,742
Securities loaned, at value	$3,078,783	$416,548	—	$9,188,859
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R4
Net assets	$158,363	$812,190	$2,849,275	$1,869,776
Shares outstanding	14,795	76,039	265,742	176,385
Net asset value, offering price and redemption price per share	$10.70	$10.68	$10.72	$10.60
Class R6
Net assets	$47,776,902	$51,368,042	$41,534,607	$39,921,759
Shares outstanding	4,468,723	4,811,651	3,877,097	3,767,359
Net asset value, offering price and redemption price per share	$10.69	$10.68	$10.71	$10.60
Class 1
Net assets	$147,924,835	$178,047,226	$211,706,946	$184,016,897
Shares outstanding	13,834,117	16,674,768	19,767,667	17,374,558
Net asset value, offering price and redemption price per share	$10.69	$10.68	$10.71	$10.59
26	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 2-29-20 (unaudited)

Continued
	Multi-Index 2020 Lifetime Portfolio	Multi-Index 2015 Lifetime Portfolio	Multi-Index 2010 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$109,596,393	$33,253,567	$26,790,515
Affiliated investments, at value	46,879,944	10,155,503	6,071,047
Total investments, at value	156,476,337	43,409,070	32,861,562
Interest receivable	1,584	633	604
Receivable for fund shares sold	12,179	2,533	401
Receivable for investments sold	507,183	169,757	134,774
Receivable for securities lending income	930	58	57
Receivable from affiliates	3,198	1,566	1,441
Other assets	25,846	25,181	25,115
Total assets	157,027,257	43,608,798	33,023,954
Liabilities
Payable for investments purchased	708,659	186,506	132,547
Payable for fund shares repurchased	1,103,125	174,958	218,444
Payable upon return of securities loaned	7,966,020	1,012,950	992,691
Payable to affiliates
Accounting and legal services fees	3,980	1,126	854
Transfer agent fees	382	164	86
Trustees' fees	157	4	—
Other liabilities and accrued expenses	24,022	23,464	23,500
Total liabilities	9,806,345	1,399,172	1,368,122
Net assets	$147,220,912	$42,209,626	$31,655,832
Net assets consist of
Paid-in capital	$145,168,609	$41,269,188	$31,385,534
Total distributable earnings (loss)	2,052,303	940,438	270,298
Net assets	$147,220,912	$42,209,626	$31,655,832
Unaffiliated investments, at cost	$104,541,179	$32,255,074	$26,136,442
Affiliated investments, at cost	48,071,029	10,118,387	6,180,466
Total investments, at cost	152,612,208	42,373,461	32,316,908
Securities loaned, at value	$7,795,048	$992,700	$972,846
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R4
Net assets	$3,478,440	$1,099,008	$212,548
Shares outstanding	329,945	106,434	20,768
Net asset value, offering price and redemption price per share	$10.54	$10.33	$10.23
Class R6
Net assets	$32,867,958	$14,612,163	$8,043,030
Shares outstanding	3,117,342	1,415,095	785,669
Net asset value, offering price and redemption price per share	$10.54	$10.33	$10.24
Class 1
Net assets	$110,874,514	$26,498,455	$23,400,254
Shares outstanding	10,524,192	2,566,423	2,286,991
Net asset value, offering price and redemption price per share	$10.54	$10.33	$10.23
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	27

STATEMENTS OF OPERATIONS For the six months ended  2-29-20 (unaudited)

	Multi-Index 2060 Lifetime Portfolio	Multi-Index 2055 Lifetime Portfolio	Multi-Index 2050 Lifetime Portfolio	Multi-Index 2045 Lifetime Portfolio
Investment income
Income distributions received from affiliated investments	$421,492	$1,225,268	$1,742,769	$2,367,406
Dividends	157,265	466,919	665,158	913,544
Interest	2,681	7,065	9,736	12,829
Securities lending	1,138	2,736	9,372	7,782
Other income received from advisor	1,335	3,745	5,776	7,642
Total investment income	583,911	1,705,733	2,432,811	3,309,203
Expenses
Investment management fees	35,733	105,582	150,569	205,397
Distribution and service fees	6,791	19,243	24,881	31,999
Accounting and legal services fees	2,795	8,266	11,800	16,091
Transfer agent fees	273	977	2,203	3,458
Trustees' fees	320	826	1,159	1,618
Custodian fees	23,088	23,088	23,088	23,088
State registration fees	16,107	16,062	14,800	14,847
Printing and postage	9,031	9,107	9,131	9,180
Professional fees	14,517	13,140	13,466	13,896
Other	4,956	5,323	5,432	5,875
Total expenses	113,611	201,614	256,529	325,449
Less expense reductions	(106,859)	(182,419)	(231,824)	(293,686)
Net expenses	6,752	19,195	24,705	31,763
Net investment income	577,159	1,686,538	2,408,106	3,277,440
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	562,986	2,196,678	3,030,398	4,549,832
Affiliated investments	(362,066)	(495,096)	(924,217)	(1,649,435)
Capital gain distributions received from affiliated investments	209,092	607,827	864,547	1,174,415
	410,012	2,309,409	2,970,728	4,074,812
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(746,503)	(2,669,845)	(3,730,942)	(5,275,534)
Affiliated investments	(109,795)	(699,948)	(771,131)	(200,942)
	(856,298)	(3,369,793)	(4,502,073)	(5,476,476)
Net realized and unrealized loss	(446,286)	(1,060,384)	(1,531,345)	(1,401,664)
Increase in net assets from operations	$130,873	$626,154	$876,761	$1,875,776
28	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended  2-29-20 (unaudited)

Continued
	Multi-Index 2040 Lifetime Portfolio	Multi-Index 2035 Lifetime Portfolio	Multi-Index 2030 Lifetime Portfolio	Multi-Index 2025 Lifetime Portfolio
Investment income
Income distributions received from affiliated investments	$2,667,458	$2,835,462	$2,713,178	$2,108,634
Dividends	1,114,321	1,506,380	1,936,923	2,085,333
Interest	20,630	29,769	39,993	35,289
Securities lending	9,113	12,904	21,819	23,303
Other income received from advisor	1,420	—	—	—
Total investment income	3,812,942	4,384,515	4,711,913	4,252,559
Expenses
Investment management fees	246,396	312,477	378,354	380,995
Distribution and service fees	40,133	48,722	58,797	52,243
Accounting and legal services fees	18,632	21,713	23,585	21,523
Transfer agent fees	3,026	3,238	2,460	2,541
Trustees' fees	1,829	2,133	2,277	2,064
Custodian fees	23,088	23,088	23,088	23,088
State registration fees	14,843	14,594	14,709	14,490
Printing and postage	9,198	9,237	9,257	9,235
Professional fees	14,138	14,449	14,625	14,414
Other	6,130	6,097	6,628	6,355
Total expenses	377,413	455,748	533,780	526,948
Less expense reductions	(337,342)	(389,246)	(408,538)	(365,110)
Net expenses	40,071	66,502	125,242	161,838
Net investment income	3,772,871	4,318,013	4,586,671	4,090,721
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	5,525,221	5,728,422	5,023,781	3,914,141
Affiliated investments	(2,227,030)	(2,220,217)	(1,709,975)	(2,107,108)
Capital gain distributions received from affiliated investments	1,323,264	1,406,607	1,345,945	1,046,044
	4,621,455	4,914,812	4,659,751	2,853,077
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(5,777,592)	(5,373,494)	(3,728,343)	(2,535,953)
Affiliated investments	150,499	310,802	(460,422)	1,018,826
	(5,627,093)	(5,062,692)	(4,188,765)	(1,517,127)
Net realized and unrealized gain (loss)	(1,005,638)	(147,880)	470,986	1,335,950
Increase in net assets from operations	$2,767,233	$4,170,133	$5,057,657	$5,426,671
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	29

STATEMENTS OF OPERATIONS For the six months ended  2-29-20 (unaudited)

Continued
	Multi-Index 2020 Lifetime Portfolio	Multi-Index 2015 Lifetime Portfolio	Multi-Index 2010 Lifetime Portfolio
Investment income
Income distributions received from affiliated investments	$1,140,650	$277,297	$181,746
Dividends	1,545,912	489,779	371,226
Interest	20,495	5,351	3,036
Securities lending	20,982	3,093	2,551
Total investment income	2,728,039	775,520	558,559
Expenses
Investment management fees	272,773	83,918	63,105
Distribution and service fees	34,676	9,110	6,566
Accounting and legal services fees	13,804	4,007	2,876
Transfer agent fees	1,995	847	430
Trustees' fees	1,307	448	328
Custodian fees	23,088	23,088	23,088
State registration fees	14,709	14,709	14,709
Printing and postage	9,156	9,067	9,100
Professional fees	13,739	12,836	12,689
Other	6,826	5,661	5,103
Total expenses	392,073	163,691	137,994
Less expense reductions	(273,790)	(128,812)	(113,512)
Net expenses	118,283	34,879	24,482
Net investment income	2,609,756	740,641	534,077
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	2,041,586	1,255,068	500,874
Affiliated investments	(1,332,025)	(283,943)	(77,724)
Capital gain distributions received from affiliated investments	565,850	137,561	90,160
	1,275,411	1,108,686	513,310
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(2,033,207)	(1,324,466)	(651,412)
Affiliated investments	1,679,670	510,958	242,728
	(353,537)	(813,508)	(408,684)
Net realized and unrealized gain	921,874	295,178	104,626
Increase in net assets from operations	$3,531,630	$1,035,819	$638,703
30	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Multi-Index 2060 Lifetime Portfolio		Multi-Index 2055 Lifetime Portfolio		Multi-Index 2050 Lifetime Portfolio
	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19
Increase (decrease) in net assets
From operations
Net investment income	$577,159	$408,295	$1,686,538	$1,490,699	$2,408,106	$2,197,958
Net realized gain	410,012	1,110,812	2,309,409	4,240,390	2,970,728	6,078,892
Change in net unrealized appreciation (depreciation)	(856,298)	(1,187,284)	(3,369,793)	(5,402,591)	(4,502,073)	(7,850,139)
Increase in net assets resulting from operations	130,873	331,823	626,154	328,498	876,761	426,711
Distributions to shareholders
From earnings
Class R4	(6,782)	(3,183)	(9,882)	(4,626)	(35,576)	(4,613)
Class R6	(291,929)	(88,096)	(1,271,854)	(542,717)	(2,867,100)	(1,795,031)
Class 1	(1,805,083)	(1,086,850)	(6,205,398)	(5,896,320)	(7,984,116)	(7,638,917)
Total distributions	(2,103,794)	(1,178,129)	(7,487,134)	(6,443,663)	(10,886,792)	(9,438,561)
Portfolio share transactions
From portfolio share transactions	6,300,664	11,755,690	13,767,321	17,520,466	19,344,323	20,019,559
Total increase	4,327,743	10,909,384	6,906,341	11,405,301	9,334,292	11,007,709
Net assets
Beginning of period	27,082,950	16,173,566	82,232,090	70,826,789	118,122,014	107,114,305
End of period	$31,410,693	$27,082,950	$89,138,431	$82,232,090	$127,456,306	$118,122,014
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	31

STATEMENTS OF CHANGES IN NET ASSETS 2-29-20 (unaudited)

Continued
	Multi-Index 2045 Lifetime Portfolio		Multi-Index 2040 Lifetime Portfolio		Multi-Index 2035 Lifetime Portfolio
	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19
Increase (decrease) in net assets
From operations
Net investment income	$3,277,440	$3,113,951	$3,772,871	$3,688,751	$4,318,013	$4,664,086
Net realized gain	4,074,812	9,508,386	4,621,455	10,727,595	4,914,812	12,054,807
Change in net unrealized appreciation (depreciation)	(5,476,476)	(12,046,149)	(5,627,093)	(13,556,965)	(5,062,692)	(14,354,733)
Increase in net assets resulting from operations	1,875,776	576,188	2,767,233	859,381	4,170,133	2,364,160
Distributions to shareholders
From earnings
Class R4	(57,580)	(4,741)	(13,948)	(4,945)	(67,938)	(4,649)
Class R6	(4,588,538)	(3,236,000)	(4,104,547)	(2,881,773)	(4,128,607)	(2,689,468)
Class 1	(10,566,473)	(10,461,096)	(13,649,327)	(13,954,863)	(15,362,027)	(16,405,162)
Total distributions	(15,212,591)	(13,701,837)	(17,767,822)	(16,841,581)	(19,558,572)	(19,099,279)
Portfolio share transactions
From portfolio share transactions	18,397,933	23,955,142	21,045,517	27,233,941	21,949,689	24,674,774
Total increase	5,061,118	10,829,493	6,044,928	11,251,741	6,561,250	7,939,655
Net assets
Beginning of period	164,508,974	153,679,481	189,815,172	178,563,431	223,666,208	215,726,553
End of period	$169,570,092	$164,508,974	$195,860,100	$189,815,172	$230,227,458	$223,666,208
32	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS 2-29-20 (unaudited)

Continued
	Multi-Index 2030 Lifetime Portfolio		Multi-Index 2025 Lifetime Portfolio		Multi-Index 2020 Lifetime Portfolio
	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19
Increase (decrease) in net assets
From operations
Net investment income	$4,586,671	$5,427,306	$4,090,721	$5,278,814	$2,609,756	$3,741,424
Net realized gain	4,659,751	10,771,150	2,853,077	8,126,315	1,275,411	4,407,735
Change in net unrealized appreciation (depreciation)	(4,188,765)	(11,541,713)	(1,517,127)	(7,181,016)	(353,537)	(2,556,097)
Increase in net assets resulting from operations	5,057,657	4,656,743	5,426,671	6,224,113	3,531,630	5,593,062
Distributions to shareholders
From earnings
Class R4	(210,191)	(4,314)	(132,382)	(4,197)	(217,405)	(3,823)
Class R6	(2,753,408)	(1,322,271)	(2,840,092)	(663,656)	(1,946,565)	(467,775)
Class 1	(16,332,135)	(18,396,185)	(13,685,709)	(16,489,542)	(7,530,767)	(10,111,423)
Total distributions	(19,295,734)	(19,722,770)	(16,658,183)	(17,157,395)	(9,694,737)	(10,583,021)
Portfolio share transactions
From portfolio share transactions	32,402,295	16,651,177	19,231,824	8,854,475	19,042,598	(5,006,860)
Total increase (decrease)	18,164,218	1,585,150	8,000,312	(2,078,807)	12,879,491	(9,996,819)
Net assets
Beginning of period	237,926,610	236,341,460	217,808,120	219,886,927	134,341,421	144,338,240
End of period	$256,090,828	$237,926,610	$225,808,432	$217,808,120	$147,220,912	$134,341,421
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	33

STATEMENTS OF CHANGES IN NET ASSETS 2-29-20 (unaudited)

Continued
	Multi-Index 2015 Lifetime Portfolio		Multi-Index 2010 Lifetime Portfolio
	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19
Increase (decrease) in net assets
From operations
Net investment income	$740,641	$1,179,684	$534,077	$764,306
Net realized gain	1,108,686	985,024	513,310	612,870
Change in net unrealized appreciation (depreciation)	(813,508)	(10,817)	(408,684)	110,696
Increase in net assets resulting from operations	1,035,819	2,153,891	638,703	1,487,872
Distributions to shareholders
From earnings
Class R4	(70,004)	(3,423)	(10,060)	(3,901)
Class R6	(929,232)	(134,018)	(401,163)	(103,392)
Class 1	(1,881,062)	(2,757,989)	(1,201,493)	(1,879,472)
Total distributions	(2,880,298)	(2,895,430)	(1,612,716)	(1,986,765)
Portfolio share transactions
From portfolio share transactions	4,211,868	(2,529,618)	5,851,384	(2,461,465)
Total increase (decrease)	2,367,389	(3,271,157)	4,877,371	(2,960,358)
Net assets
Beginning of period	39,842,237	43,113,394	26,778,461	29,738,819
End of period	$42,209,626	$39,842,237	$31,655,832	$26,778,461
34	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
Multi-Index 2060 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2060 Lifetime Portfolio
Class R4
02-29-2020 [5]	12.06	0.24 [6]	(0.06)	0.18	(0.26)	(0.57)	(0.83)	11.41	0.94 [7]	0.95 [8]	0.16 [8]	3.85 [8]	91	27
08-31-2019	12.89	0.24 [6]	(0.35)	(0.11)	(0.21)	(0.51)	(0.72)	12.06	(0.04)	1.00	0.16	1.97 [6]	53	13
08-31-2018	12.03	0.23 [6]	1.12	1.35	(0.20)	(0.29)	(0.49)	12.89	11.35	1.65	0.16	1.84 [6]	57	24
08-31-2017 [9]	11.31	0.02	0.70	0.72	—	—	—	12.03	6.37 [7]	4.24 [8]	0.18 [8]	0.44 [8]	53	46 [10]
Class R6
02-29-2020 [5]	12.06	0.24 [6]	(0.05)	0.19	(0.28)	(0.57)	(0.85)	11.40	1.02 [7]	0.70 [8]	— [8]	3.85 [8]	5,263	27
08-31-2019	12.90	0.22 [6]	(0.32)	(0.10)	(0.23)	(0.51)	(0.74)	12.06	0.08	0.75	—	1.88 [6]	2,758	13
08-31-2018	12.03	0.26 [6]	1.12	1.38	(0.22)	(0.29)	(0.51)	12.90	11.61	1.40	—	2.08 [6]	948	24
08-31-2017	10.60	0.21	1.40	1.61	(0.18)	—	(0.18)	12.03	15.40	3.99	0.02	1.91	188	46
08-31-2016 [11]	10.00	0.03	0.57	0.60	—	—	—	10.60	6.00 [7]	52.88 [8]	0.10 [8]	0.60 [8]	106	1
Class 1
02-29-2020 [5]	12.06	0.23 [6]	(0.04)	0.19	(0.28)	(0.57)	(0.85)	11.40	0.96 [7]	0.74 [8]	0.05 [8]	3.72 [8]	26,057	27
08-31-2019	12.90	0.23 [6]	(0.33)	(0.10)	(0.23)	(0.51)	(0.74)	12.06	0.03	0.78	0.05	1.92 [6]	24,271	13
08-31-2018	12.03	0.22 [6]	1.15	1.37	(0.21)	(0.29)	(0.50)	12.90	11.56	1.44	0.05	1.75 [6]	15,168	24
08-31-2017	10.60	0.18	1.43	1.61	(0.18)	—	(0.18)	12.03	15.36	4.03	0.07	1.60	5,691	46
08-31-2016 [11]	10.00	0.01	0.59	0.60	—	—	—	10.60	6.00 [7]	52.91 [8]	0.15 [8]	0.31 [8]	558	1

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-29-20. Unaudited.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of less than $0.005 per share, and 0.01% and less than 0.005% for the periods ended 2-29-20 and 8-31-19 and 8-31-18, respectively.
[7] Not annualized.
[8] Annualized.
[9] The inception date for Class R4 shares is 4-7-17.
[10] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
[11] Period from 3-30-16 (commencement of operations) to 8-31-16.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	35

Financial highlights continued
Multi-Index 2055 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2055 Lifetime Portfolio
Class R4
02-29-2020 [5]	11.48	0.23 [6]	(0.04)	0.19	(0.25)	(0.72)	(0.97)	10.70	0.99 [7]	0.66 [8]	0.17 [8]	3.83 [8]	118	23
08-31-2019	12.71	0.23 [6]	(0.40)	(0.17)	(0.23)	(0.83)	(1.06)	11.48	(0.14)	0.65	0.16	1.96 [6]	52	18
08-31-2018	12.18	0.23 [6]	1.13	1.36	(0.23)	(0.60)	(0.83)	12.71	11.42	0.73	0.16	1.86 [6]	55	17
08-31-2017 [9]	11.45	0.02	0.71	0.73	—	—	—	12.18	6.38 [7]	0.72 [8]	0.18 [8]	0.45 [8]	53	15 [10]
08-31-2015	10.72	0.17	(0.60)	(0.43)	(0.14)	(0.02)	(0.16)	10.13	(4.09)	10.02	0.39	1.57	101	17
Class R6
02-29-2020 [5]	11.48	0.23 [6]	(0.03)	0.20	(0.27)	(0.72)	(0.99)	10.69	1.05 [7]	0.41 [8]	— [8]	3.82 [8]	16,507	23
08-31-2019	12.71	0.21 [6]	(0.36)	(0.15)	(0.25)	(0.83)	(1.08)	11.48	0.06	0.40	—	1.86 [6]	10,711	18
08-31-2018	12.19	0.20 [6]	1.17	1.37	(0.25)	(0.60)	(0.85)	12.71	11.49	0.48	—	1.64 [6]	4,456	17
08-31-2017	10.91	0.10	1.53	1.63	(0.21)	(0.14)	(0.35)	12.19	15.35	0.47	0.01	0.84	1,746	15
08-31-2016	10.14	0.19	0.75	0.94	(0.15)	(0.02)	(0.17)	10.91	9.45	0.69	0.07	1.90	109	8
08-31-2015	10.73	0.19	(0.60)	(0.41)	(0.16)	(0.02)	(0.18)	10.14	(3.91)	10.27	0.19	1.76	101	17
Class 1
02-29-2020 [5]	11.49	0.22 [6]	(0.02)	0.20	(0.27)	(0.72)	(0.99)	10.70	1.00 [7]	0.45 [8]	0.05 [8]	3.67 [8]	72,513	23
08-31-2019	12.72	0.23 [6]	(0.39)	(0.16)	(0.24)	(0.83)	(1.07)	11.49	0.00 [11]	0.44	0.05	2.01 [6]	71,469	18
08-31-2018	12.19	0.24 [6]	1.13	1.37	(0.24)	(0.60)	(0.84)	12.72	11.52	0.51	0.05	1.90 [6]	66,316	17
08-31-2017	10.91	0.21	1.42	1.63	(0.21)	(0.14)	(0.35)	12.19	15.28	0.51	0.06	1.86	52,950	15
08-31-2016	10.14	0.16	0.78	0.94	(0.15)	(0.02)	(0.17)	10.91	9.39	0.73	0.12	1.61	33,895	8
08-31-2015	10.73	0.08	(0.50)	(0.42)	(0.15)	(0.02)	(0.17)	10.14	(3.98)	3.08	0.24	0.75	10,587	17

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-29-20. Unaudited.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of less than $0.005 per share and 0.01% for the periods ended 2-29-20, 8-31-19 and 8-31-18.
[7] Not annualized.
[8] Annualized.
[9] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[10] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
[11] Less than 0.005%.
36	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2050 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2050 Lifetime Portfolio
Class R4
02-29-2020 [5]	11.61	0.22 [6]	(0.03)	0.19	(0.25)	(0.75)	(1.00)	10.80	0.88 [7]	0.70 [8]	0.25 [8]	3.63 [8]	339	27
08-31-2019	12.85	0.10 [6]	(0.28)	(0.18)	(0.23)	(0.83)	(1.06)	11.61	(0.18)	0.68	0.24	0.87 [6]	241	19
08-31-2018	12.26	0.23 [6]	1.14	1.37	(0.22)	(0.56)	(0.78)	12.85	11.44	0.66	0.16	1.86 [6]	56	14
08-31-2017 [9]	11.53	0.02	0.71	0.73	—	—	—	12.26	6.33 [7]	0.69 [8]	0.18 [8]	0.44 [8]	53	16 [10]
08-31-2015	10.80	0.17	(0.61)	(0.44)	(0.13)	(0.02)	(0.15)	10.21	(4.11)	7.11	0.39	1.58	102	11
Class R6
02-29-2020 [5]	11.62	0.23 [6]	(0.03)	0.20	(0.28)	(0.75)	(1.03)	10.79	0.95 [7]	0.37 [8]	— [8]	3.78 [8]	36,165	27
08-31-2019	12.85	0.23 [6]	(0.38)	(0.15)	(0.25)	(0.83)	(1.08)	11.62	0.11	0.36	—	1.98 [6]	26,188	19
08-31-2018	12.26	0.23 [6]	1.16	1.39	(0.24)	(0.56)	(0.80)	12.85	11.61	0.41	—	1.84 [6]	18,646	14
08-31-2017	10.99	0.04	1.60	1.64	(0.22)	(0.15)	(0.37)	12.26	15.26	0.44	0.01	0.31	10,359	16
08-31-2016	10.22	0.20	0.77	0.97	(0.16)	(0.04)	(0.20)	10.99	9.52	0.65	0.07	1.91	110	8
08-31-2015	10.82	0.19	(0.61)	(0.42)	(0.16)	(0.02)	(0.18)	10.22	(3.96)	6.93	0.20	1.77	102	11
Class 1
02-29-2020 [5]	11.62	0.22 [6]	(0.02)	0.20	(0.27)	(0.75)	(1.02)	10.80	0.98 [7]	0.40 [8]	0.05 [8]	3.66 [8]	90,952	27
08-31-2019	12.85	0.23 [6]	(0.38)	(0.15)	(0.25)	(0.83)	(1.08)	11.62	0.05	0.39	0.05	2.01 [6]	91,692	19
08-31-2018	12.27	0.24 [6]	1.13	1.37	(0.23)	(0.56)	(0.79)	12.85	11.46	0.45	0.05	1.90 [6]	88,412	14
08-31-2017	10.99	0.22	1.42	1.64	(0.21)	(0.15)	(0.36)	12.27	15.29	0.48	0.06	1.90	70,115	16
08-31-2016	10.22	0.17	0.79	0.96	(0.15)	(0.04)	(0.19)	10.99	9.46	0.68	0.12	1.61	47,118	8
08-31-2015	10.82	0.10	(0.53)	(0.43)	(0.15)	(0.02)	(0.17)	10.22	(4.06)	1.38	0.25	0.95	17,035	11

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-29-20. Unaudited.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of less than $0.005 per share and 0.01% for the periods ended 2-29-20, 8-31-19 and 8-31-18.
[7] Not annualized.
[8] Annualized.
[9] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[10] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	37

Financial highlights continued
Multi-Index 2045 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2045 Lifetime Portfolio
Class R4
02-29-2020 [5]	11.49	0.24 [6]	(0.05)	0.19	(0.26)	(0.76)	(1.02)	10.66	0.94 [7]	0.60 [8]	0.17 [8]	4.01 [8]	594	26
08-31-2019	12.76	0.20 [6]	(0.38)	(0.18)	(0.23)	(0.86)	(1.09)	11.49	(0.11)	0.60	0.18	1.72 [6]	50	19
08-31-2018	12.21	0.23 [6]	1.14	1.37	(0.22)	(0.60)	(0.82)	12.76	11.37	0.62	0.16	1.87 [6]	56	12
08-31-2017 [9]	11.48	0.02	0.71	0.73	—	—	—	12.21	6.35 [7]	0.63 [8]	0.18 [8]	0.44 [8]	53	21 [10]
08-31-2015	10.80	0.17	(0.61)	(0.44)	(0.14)	(0.02)	(0.16)	10.20	(4.19)	6.65	0.39	1.57	102	16
Class R6
02-29-2020 [5]	11.51	0.22 [6]	(0.02)	0.20	(0.28)	(0.76)	(1.04)	10.67	1.02 [7]	0.34 [8]	— [8]	3.77 [8]	52,329	26
08-31-2019	12.77	0.22 [6]	(0.37)	(0.15)	(0.25)	(0.86)	(1.11)	11.51	0.09	0.33	—	1.96 [6]	44,013	19
08-31-2018	12.22	0.23 [6]	1.15	1.38	(0.23)	(0.60)	(0.83)	12.77	11.61	0.37	—	1.85 [6]	32,149	12
08-31-2017	10.96	0.03	1.60	1.63	(0.22)	(0.15)	(0.37)	12.22	15.29	0.37	0.01	0.24	21,476	21
08-31-2016	10.21	0.20	0.75	0.95	(0.16)	(0.04)	(0.20)	10.96	9.35	0.50	0.07	1.91	110	7
08-31-2015	10.82	0.19	(0.62)	(0.43)	(0.16)	(0.02)	(0.18)	10.21	(4.04)	6.46	0.20	1.77	102	16
Class 1
02-29-2020 [5]	11.50	0.22 [6]	(0.02)	0.20	(0.27)	(0.76)	(1.03)	10.67	1.06 [7]	0.38 [8]	0.05 [8]	3.65 [8]	116,647	26
08-31-2019	12.76	0.23 [6]	(0.39)	(0.16)	(0.24)	(0.86)	(1.10)	11.50	0.03	0.37	0.05	2.02 [6]	120,446	19
08-31-2018	12.22	0.24 [6]	1.13	1.37	(0.23)	(0.60)	(0.83)	12.76	11.47	0.40	0.05	1.90 [6]	121,475	12
08-31-2017	10.96	0.22	1.40	1.62	(0.21)	(0.15)	(0.36)	12.22	15.24	0.41	0.06	1.93	100,206	21
08-31-2016	10.20	0.17	0.78	0.95	(0.15)	(0.04)	(0.19)	10.96	9.41	0.53	0.12	1.64	74,804	7
08-31-2015	10.81	0.11	(0.54)	(0.43)	(0.16)	(0.02)	(0.18)	10.20	(4.09)	0.91	0.25	1.03	30,197	16

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-29-20. Unaudited.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of less than $0.005 per share and 0.01% for the periods ended 2-29-20, 8-31-19 and 8-31-18.
[7] Not annualized.
[8] Annualized.
[9] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[10] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
38	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2040 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2040 Lifetime Portfolio
Class R4
02-29-2020 [5]	11.50	0.22 [6]	0.01	0.23	(0.26)	(0.77)	(1.03)	10.70	1.31 [7]	0.59 [8]	0.17 [8]	3.79 [8]	158	28
08-31-2019	12.79	0.23 [6]	(0.38)	(0.15)	(0.23)	(0.91)	(1.14)	11.50	0.11	0.58	0.17	1.96 [6]	54	18
08-31-2018	12.25	0.24	1.10	1.34	(0.22)	(0.58)	(0.80)	12.79	11.20	0.61	0.16	1.87	56	15
08-31-2017 [9]	11.52	0.02	0.71	0.73	—	—	—	12.25	6.34 [7]	0.61 [8]	0.18 [8]	0.46 [8]	53	19 [10]
08-31-2015	10.80	0.17	(0.60)	(0.43)	(0.14)	(0.02)	(0.16)	10.21	(4.07)	6.55	0.40	1.58	102	19
Class R6
02-29-2020 [5]	11.50	0.22 [6]	0.02	0.24	(0.28)	(0.77)	(1.05)	10.69	1.39 [7]	0.34 [8]	— [8]	3.74 [8]	47,777	28
08-31-2019	12.80	0.23 [6]	(0.37)	(0.14)	(0.25)	(0.91)	(1.16)	11.50	0.23	0.33	—	2.01 [6]	37,168	18
08-31-2018	12.25	0.24	1.13	1.37	(0.24)	(0.58)	(0.82)	12.80	11.46	0.36	—	1.90	27,193	15
08-31-2017	10.99	0.03	1.60	1.63	(0.22)	(0.15)	(0.37)	12.25	15.24	0.36	0.02	0.25	20,326	19
08-31-2016	10.22	0.20	0.76	0.96	(0.16)	(0.03)	(0.19)	10.99	9.46	0.45	0.07	1.90	110	10
08-31-2015	10.82	0.19	(0.61)	(0.42)	(0.16)	(0.02)	(0.18)	10.22	(3.92)	6.36	0.20	1.77	102	19
Class 1
02-29-2020 [5]	11.50	0.21 [6]	0.02	0.23	(0.27)	(0.77)	(1.04)	10.69	1.33 [7]	0.37 [8]	0.05 [8]	3.64 [8]	147,925	28
08-31-2019	12.79	0.24 [6]	(0.38)	(0.14)	(0.24)	(0.91)	(1.15)	11.50	0.25	0.37	0.05	2.04 [6]	152,593	18
08-31-2018	12.25	0.24	1.11	1.35	(0.23)	(0.58)	(0.81)	12.79	11.32	0.39	0.05	1.92	151,315	15
08-31-2017	10.98	0.22	1.41	1.63	(0.21)	(0.15)	(0.36)	12.25	15.29	0.39	0.07	1.92	130,499	19
08-31-2016	10.21	0.17	0.78	0.95	(0.15)	(0.03)	(0.18)	10.98	9.42	0.49	0.12	1.60	94,444	10
08-31-2015	10.81	0.10	(0.52)	(0.42)	(0.16)	(0.02)	(0.18)	10.21	(3.98)	0.81	0.25	0.98	36,205	19

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-29-20. Unaudited.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of less than $0.005 per share and less than 0.005% for the periods ended 2-29-20 and 8-31-19.
[7] Not annualized.
[8] Annualized.
[9] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[10] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	39

Financial highlights continued
Multi-Index 2035 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2035 Lifetime Portfolio
Class R4
02-29-2020 [5]	11.40	0.19	0.06	0.25	(0.27)	(0.70)	(0.97)	10.68	1.59 [6]	0.62 [7]	0.20 [7]	3.29 [7]	812	33
08-31-2019	12.52	0.22	(0.28)	(0.06)	(0.24)	(0.82)	(1.06)	11.40	0.72	0.61	0.19	1.92	66	19
08-31-2018	12.11	0.24	0.98	1.22	(0.23)	(0.58)	(0.81)	12.52	10.35	0.61	0.18	1.96	55	15
08-31-2017 [8]	11.42	0.03	0.66	0.69	—	—	—	12.11	6.04 [6]	0.60 [7]	0.20 [7]	0.59 [7]	53	22 [9]
08-31-2015	10.80	0.17	(0.61)	(0.44)	(0.14)	(0.02)	(0.16)	10.20	(4.14)	6.39	0.41	1.61	102	15
Class R6
02-29-2020 [5]	11.40	0.22	0.05	0.27	(0.29)	(0.70)	(0.99)	10.68	1.77 [6]	0.35 [7]	0.02 [7]	3.69 [7]	51,368	33
08-31-2019	12.52	0.24	(0.28)	(0.04)	(0.26)	(0.82)	(1.08)	11.40	0.93	0.34	0.01	2.11	38,369	19
08-31-2018	12.11	0.24	1.00	1.24	(0.25)	(0.58)	(0.83)	12.52	10.51	0.36	0.01	1.96	20,590	15
08-31-2017	10.94	0.05	1.50	1.55	(0.22)	(0.16)	(0.38)	12.11	14.56	0.35	0.03	0.42	14,013	22
08-31-2016	10.21	0.20	0.73	0.93	(0.16)	(0.04)	(0.20)	10.94	9.20	0.42	0.09	1.98	109	10
08-31-2015	10.82	0.19	(0.61)	(0.42)	(0.17)	(0.02)	(0.19)	10.21	(3.99)	6.20	0.21	1.81	102	15
Class 1
02-29-2020 [5]	11.40	0.21	0.05	0.26	(0.28)	(0.70)	(0.98)	10.68	1.73 [6]	0.39 [7]	0.07 [7]	3.58 [7]	178,047	33
08-31-2019	12.52	0.25	(0.29)	(0.04)	(0.26)	(0.82)	(1.08)	11.40	0.88	0.38	0.06	2.19	185,231	19
08-31-2018	12.11	0.25	0.99	1.24	(0.25)	(0.58)	(0.83)	12.52	10.46	0.40	0.06	2.01	195,082	15
08-31-2017	10.95	0.22	1.31	1.53	(0.21)	(0.16)	(0.37)	12.11	14.39	0.39	0.08	1.97	169,855	22
08-31-2016	10.21	0.18	0.76	0.94	(0.16)	(0.04)	(0.20)	10.95	9.24	0.45	0.14	1.72	121,902	10
08-31-2015	10.82	0.12	(0.55)	(0.43)	(0.16)	(0.02)	(0.18)	10.21	(4.09)	0.64	0.26	1.08	51,032	15

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-29-20. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[9] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
40	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2030 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2030 Lifetime Portfolio
Class R4
02-29-2020 [5]	11.31	0.20	0.07	0.27	(0.27)	(0.59)	(0.86)	10.72	1.97 [6]	0.63 [7]	0.22 [7]	3.55 [7]	2,849	29
08-31-2019	12.20	0.24	(0.15)	0.09	(0.25)	(0.73)	(0.98)	11.31	1.80	0.62	0.21	2.18	56	24
08-31-2018	11.95	0.25	0.80	1.05	(0.23)	(0.57)	(0.80)	12.20	9.03	0.63	0.21	2.07	54	19
08-31-2017 [8]	11.31	0.04	0.60	0.64	—	—	—	11.95	5.66 [6]	0.62 [7]	0.22 [7]	0.77 [7]	53	25 [9]
08-31-2015	10.75	0.19	(0.59)	(0.40)	(0.13)	(0.02)	(0.15)	10.20	(3.75)	6.34	0.43	1.75	102	22
Class R6
02-29-2020 [5]	11.32	0.21	0.06	0.27	(0.29)	(0.59)	(0.88)	10.71	1.95 [6]	0.38 [7]	0.05 [7]	3.56 [7]	41,535	29
08-31-2019	12.21	0.25	(0.14)	0.11	(0.27)	(0.73)	(1.00)	11.32	2.01	0.37	0.04	2.29	21,285	24
08-31-2018	11.95	0.24	0.84	1.08	(0.25)	(0.57)	(0.82)	12.21	9.30	0.38	0.05	1.98	6,635	19
08-31-2017	10.92	0.08	1.32	1.40	(0.23)	(0.14)	(0.37)	11.95	13.22	0.37	0.06	0.75	4,730	25
08-31-2016	10.21	0.22	0.70	0.92	(0.17)	(0.04)	(0.21)	10.92	9.10	0.41	0.11	2.11	109	8
08-31-2015	10.77	0.21	(0.59)	(0.38)	(0.16)	(0.02)	(0.18)	10.21	(3.61)	6.16	0.24	1.94	102	22
Class 1
02-29-2020 [5]	11.31	0.20	0.08	0.28	(0.29)	(0.59)	(0.88)	10.71	2.00 [6]	0.41 [7]	0.10 [7]	3.51 [7]	211,707	29
08-31-2019	12.20	0.26	(0.16)	0.10	(0.26)	(0.73)	(0.99)	11.31	1.94	0.41	0.09	2.33	216,585	24
08-31-2018	11.95	0.25	0.82	1.07	(0.25)	(0.57)	(0.82)	12.20	9.16	0.42	0.10	2.12	229,653	19
08-31-2017	10.92	0.24	1.16	1.40	(0.23)	(0.14)	(0.37)	11.95	13.16	0.40	0.11	2.10	205,698	25
08-31-2016	10.21	0.19	0.72	0.91	(0.16)	(0.04)	(0.20)	10.92	9.05	0.44	0.16	1.85	155,730	8
08-31-2015	10.76	0.14	(0.52)	(0.38)	(0.15)	(0.02)	(0.17)	10.21	(3.61)	0.58	0.29	1.35	64,587	22

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-29-20. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[9] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	41

Financial highlights continued
Multi-Index 2025 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2025 Lifetime Portfolio
Class R4
02-29-2020 [5]	11.15	0.16	0.09	0.25	(0.28)	(0.52)	(0.80)	10.60	1.93 [6]	0.66 [7]	0.26 [7]	2.91 [7]	1,870	40
08-31-2019	11.86	0.27	(0.04) [8]	0.23	(0.27)	(0.67)	(0.94)	11.15	2.94	0.66	0.25	2.40	55	25
08-31-2018	11.72	0.26	0.62	0.88	(0.24)	(0.50)	(0.74)	11.86	7.72	0.67	0.25	2.20	53	23
08-31-2017 [9]	11.15	0.05	0.52	0.57	—	—	—	11.72	5.11 [6]	0.65 [7]	0.26 [7]	0.99 [7]	53	28 [10]
08-31-2015	10.69	0.20	(0.56)	(0.36)	(0.12)	(0.02)	(0.14)	10.19	(3.43)	6.38	0.46	1.92	102	24
Class R6
02-29-2020 [5]	11.15	0.20	0.07	0.27	(0.30)	(0.52)	(0.82)	10.60	2.07 [6]	0.41 [7]	0.09 [7]	3.49 [7]	39,922	40
08-31-2019	11.87	0.24	— [8,11]	0.24	(0.29)	(0.67)	(0.96)	11.15	3.05	0.41	0.08	2.23	17,092	25
08-31-2018	11.72	0.27	0.64	0.91	(0.26)	(0.50)	(0.76)	11.87	7.96	0.42	0.08	2.29	4,587	23
08-31-2017	10.90	0.11	1.10	1.21	(0.25)	(0.14)	(0.39)	11.72	11.46	0.40	0.09	1.03	3,001	28
08-31-2016	10.21	0.24	0.66	0.90	(0.18)	(0.03)	(0.21)	10.90	8.92	0.43	0.14	2.31	109	12
08-31-2015	10.70	0.23	(0.56)	(0.33)	(0.14)	(0.02)	(0.16)	10.21	(3.10)	6.20	0.26	2.11	102	24
Class 1
02-29-2020 [5]	11.14	0.19	0.07	0.26	(0.29)	(0.52)	(0.81)	10.59	2.01 [6]	0.45 [7]	0.14 [7]	3.44 [7]	184,017	40
08-31-2019	11.86	0.28	(0.05) [8]	0.23	(0.28)	(0.67)	(0.95)	11.14	2.99	0.44	0.13	2.52	200,661	25
08-31-2018	11.72	0.27	0.63	0.90	(0.26)	(0.50)	(0.76)	11.86	7.83	0.46	0.13	2.26	215,247	23
08-31-2017	10.89	0.25	0.97	1.22	(0.25)	(0.14)	(0.39)	11.72	11.50	0.44	0.14	2.25	198,109	28
08-31-2016	10.20	0.22	0.67	0.89	(0.17)	(0.03)	(0.20)	10.89	8.87	0.46	0.19	2.11	158,969	12
08-31-2015	10.70	0.16	(0.50)	(0.34)	(0.14)	(0.02)	(0.16)	10.20	(3.24)	0.59	0.31	1.53	78,157	24

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-29-20. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio.
[9] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[10] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
[11] Less than $0.005 per share.
42	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2020 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2020 Lifetime Portfolio
Class R4
02-29-2020 [5]	11.01	0.18	0.06	0.24	(0.29)	(0.42)	(0.71)	10.54	1.92 [6]	0.78 [7]	0.32 [7]	3.24 [7]	3,478	47
08-31-2019	11.48	0.24	0.13	0.37	(0.28)	(0.56)	(0.84)	11.01	4.12	0.75	0.29	2.25	101	24
08-31-2018	11.45	0.27	0.43	0.70	(0.26)	(0.41)	(0.67)	11.48	6.25	0.74	0.26	2.34	52	30
08-31-2017 [8]	10.96	0.06	0.43	0.49	—	—	—	11.45	4.47 [6]	0.71 [7]	0.28 [7]	1.25 [7]	52	37 [9]
08-31-2015	10.61	0.22	(0.54)	(0.32)	(0.12)	(0.01)	(0.13)	10.16	(3.10)	6.54	0.49	2.08	102	31
Class R6
02-29-2020 [5]	11.02	0.18	0.07	0.25	(0.31)	(0.42)	(0.73)	10.54	2.03 [6]	0.48 [7]	0.11 [7]	3.34 [7]	32,868	47
08-31-2019	11.49	0.27	0.12	0.39	(0.30)	(0.56)	(0.86)	11.02	4.32	0.47	0.10	2.54	9,368	24
08-31-2018	11.46	0.25	0.47	0.72	(0.28)	(0.41)	(0.69)	11.49	6.42	0.49	0.10	2.21	2,816	30
08-31-2017	10.84	0.21	0.79	1.00	(0.25)	(0.13)	(0.38)	11.46	9.62	0.46	0.11	1.97	622	37
08-31-2016	10.17	0.26	0.61	0.87	(0.18)	(0.02)	(0.20)	10.84	8.78	0.50	0.16	2.53	108	18
08-31-2015	10.63	0.24	(0.55)	(0.31)	(0.14)	(0.01)	(0.15)	10.17	(2.96)	6.36	0.29	2.28	102	31
Class 1
02-29-2020 [5]	11.01	0.19	0.07	0.26	(0.31)	(0.42)	(0.73)	10.54	2.08 [6]	0.52 [7]	0.16 [7]	3.45 [7]	110,875	47
08-31-2019	11.48	0.30	0.08	0.38	(0.29)	(0.56)	(0.85)	11.01	4.27	0.50	0.15	2.73	124,872	24
08-31-2018	11.46	0.28	0.42	0.70	(0.27)	(0.41)	(0.68)	11.48	6.28	0.52	0.15	2.44	141,470	30
08-31-2017	10.83	0.26	0.76	1.02	(0.26)	(0.13)	(0.39)	11.46	9.67	0.50	0.16	2.41	144,223	37
08-31-2016	10.17	0.24	0.62	0.86	(0.18)	(0.02)	(0.20)	10.83	8.62	0.53	0.21	2.35	120,211	18
08-31-2015	10.62	0.18	(0.48)	(0.30)	(0.14)	(0.01)	(0.15)	10.17	(2.91)	0.70	0.34	1.76	60,619	31

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-29-20. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[9] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	43

Financial highlights continued
Multi-Index 2015 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2015 Lifetime Portfolio
Class R4
02-29-2020 [5]	10.82	0.15	0.07	0.22	(0.30)	(0.41)	(0.71)	10.33	1.85 [6]	0.96 [7]	0.28 [7]	2.76 [7]	1,099	68
08-31-2019	11.07	0.29	0.20	0.49	(0.29)	(0.45)	(0.74)	10.82	5.20	0.90	0.27	2.73	50	27
08-31-2018	11.18	0.27	0.28	0.55	(0.28)	(0.38)	(0.66)	11.07	5.01	0.96	0.27	2.47	52	28
08-31-2017 [8]	10.74	0.07	0.37	0.44	—	—	—	11.18	4.10 [6]	0.88 [7]	0.29 [7]	1.48 [7]	52	47 [9]
08-31-2015	10.52	0.23	(0.54)	(0.31)	(0.10)	(0.01)	(0.11)	10.10	(2.94)	7.10	0.52	2.23	101	59
Class R6
02-29-2020 [5]	10.82	0.18	0.06	0.24	(0.32)	(0.41)	(0.73)	10.33	2.00 [6]	0.71 [7]	0.12 [7]	3.38 [7]	14,612	68
08-31-2019	11.07	0.27	0.23	0.50	(0.30)	(0.45)	(0.75)	10.82	5.39	0.65	0.10	2.57	3,227	27
08-31-2018	11.18	0.31	0.26	0.57	(0.30)	(0.38)	(0.68)	11.07	5.17	0.71	0.11	2.80	880	28
08-31-2017	10.74	0.24	0.59	0.83	(0.27)	(0.12)	(0.39)	11.18	8.04	0.63	0.12	2.26	383	47
08-31-2016	10.12	0.27	0.57	0.84	(0.19)	(0.03)	(0.22)	10.74	8.41	0.76	0.17	2.68	107	26
08-31-2015	10.53	0.25	(0.52)	(0.27)	(0.13)	(0.01)	(0.14)	10.12	(2.60)	6.92	0.33	2.42	101	59
Class 1
02-29-2020 [5]	10.82	0.18	0.05	0.23	(0.31)	(0.41)	(0.72)	10.33	1.85 [6]	0.74 [7]	0.17 [7]	3.35 [7]	26,498	68
08-31-2019	11.07	0.30	0.20	0.50	(0.30)	(0.45)	(0.75)	10.82	5.33	0.69	0.15	2.84	36,564	27
08-31-2018	11.18	0.28	0.28	0.56	(0.29)	(0.38)	(0.67)	11.07	5.12	0.75	0.16	2.56	42,181	28
08-31-2017	10.74	0.27	0.56	0.83	(0.27)	(0.12)	(0.39)	11.18	7.98	0.66	0.17	2.52	44,768	47
08-31-2016	10.11	0.25	0.59	0.84	(0.18)	(0.03)	(0.21)	10.74	8.47	0.79	0.22	2.47	46,862	26
08-31-2015	10.53	0.20	(0.49)	(0.29)	(0.12)	(0.01)	(0.13)	10.11	(2.75)	1.21	0.38	1.96	19,945	59

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-29-20. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[9] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
44	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2010 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2010 Lifetime Portfolio
Class R4
02-29-2020 [5]	10.53	0.16	0.05	0.21	(0.27)	(0.24)	(0.51)	10.23	1.85 [6]	1.09 [7]	0.28 [7]	2.96 [7]	213	56
08-31-2019	10.81	0.29	0.25	0.54	(0.31)	(0.51)	(0.82)	10.53	5.91	1.07	0.28	2.84	50	35
08-31-2018	10.93	0.28	0.15	0.43	(0.28)	(0.27)	(0.55)	10.81	3.97	1.13	0.27	2.57	51	49
08-31-2017 [8]	10.53	0.07	0.33	0.40	—	—	—	10.93	3.80 [6]	1.04 [7]	0.29 [7]	1.62 [7]	52	52 [9]
08-31-2015	10.47	0.24	(0.49)	(0.25)	(0.12)	(0.01)	(0.13)	10.09	(2.46)	7.41	0.56	2.34	101	115
Class R6
02-29-2020 [5]	10.55	0.19	0.02	0.21	(0.28)	(0.24)	(0.52)	10.24	1.92 [6]	0.84 [7]	0.11 [7]	3.53 [7]	8,043	56
08-31-2019	10.83	0.28	0.28	0.56	(0.33)	(0.51)	(0.84)	10.55	6.10	0.82	0.11	2.77	2,172	35
08-31-2018	10.94	0.31	0.14	0.45	(0.29)	(0.27)	(0.56)	10.83	4.22	0.88	0.10	2.88	964	49
08-31-2017	10.68	0.16	0.56	0.72	(0.30)	(0.16)	(0.46)	10.94	6.98	0.79	0.13	1.59	1,953	52
08-31-2016	10.10	0.29	0.53	0.82	(0.18)	(0.06)	(0.24)	10.68	8.31	0.95	0.17	2.81	107	46
08-31-2015	10.48	0.26	(0.49)	(0.23)	(0.14)	(0.01)	(0.15)	10.10	(2.22)	7.31	0.38	2.54	101	115
Class 1
02-29-2020 [5]	10.54	0.18	0.03	0.21	(0.28)	(0.24)	(0.52)	10.23	1.86 [6]	0.87 [7]	0.16 [7]	3.32 [7]	23,400	56
08-31-2019	10.82	0.30	0.25	0.55	(0.32)	(0.51)	(0.83)	10.54	6.05	0.86	0.16	2.95	24,556	35
08-31-2018	10.93	0.29	0.16	0.45	(0.29)	(0.27)	(0.56)	10.82	4.17	0.92	0.15	2.67	28,723	49
08-31-2017	10.68	0.28	0.42	0.70	(0.29)	(0.16)	(0.45)	10.93	6.83	0.83	0.18	2.59	29,065	52
08-31-2016	10.09	0.27	0.56	0.83	(0.18)	(0.06)	(0.24)	10.68	8.36	0.99	0.22	2.64	29,563	46
08-31-2015	10.48	0.24	(0.48)	(0.24)	(0.14)	(0.01)	(0.15)	10.09	(2.36)	1.49	0.41	2.27	12,576	115

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-29-20. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[9] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	45

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (collectively, the Multi-Index Lifetime Portfolios, or the portfolios and individually, the portfolio), eleven of which are presented in this report. The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objective of each portfolio is to seek high total return through each portfolio’s target retirement dates, with a greater focus on income beyond the target dates. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds' shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. ETFs held by the portfolios are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
46	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

The following is a summary of the values by input classification of the portfolios' investments as of February 29, 2020, by major security category or type:
	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2060 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$18,318,515	$18,318,515	—	—
Unaffiliated investment companies	12,129,473	12,129,473	—	—
U.S. Government and Agency obligations	804,318	—	$804,318	—
Short-term investments	644,235	644,235	—	—
Total investments in securities	$31,896,541	$31,092,223	$804,318	—

Multi-Index 2055 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$51,801,878	$51,801,878	—	—
Unaffiliated investment companies	34,396,360	34,396,360	—	—
U.S. Government and Agency obligations	2,380,616	—	$2,380,616	—
Short-term investments	1,304,410	1,304,410	—	—
Total investments in securities	$89,883,264	$87,502,648	$2,380,616	—

Multi-Index 2050 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$74,131,725	$74,131,725	—	—
Unaffiliated investment companies	49,185,509	49,185,509	—	—
U.S. Government and Agency obligations	3,372,024	—	$3,372,024	—
Short-term investments	1,717,232	1,717,232	—	—
Total investments in securities	$128,406,490	$125,034,466	$3,372,024	—

Multi-Index 2045 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$98,430,995	$98,430,995	—	—
Unaffiliated investment companies	65,932,364	65,932,364	—	—
U.S. Government and Agency obligations	4,505,269	—	$4,505,269	—
Short-term investments	4,083,598	4,083,598	—	—
Total investments in securities	$172,952,226	$168,446,957	$4,505,269	—

Multi-Index 2040 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$109,670,355	$109,670,355	—	—
Unaffiliated investment companies	77,353,767	77,353,767	—	—
U.S. Government and Agency obligations	8,277,619	—	$8,277,619	—
Short-term investments	3,245,695	3,245,695	—	—
Total investments in securities	$198,547,436	$190,269,817	$8,277,619	—

Multi-Index 2035 Lifetime Portfolio
Investments in securities:
Assets
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	47

	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2035 Lifetime Portfolio (continued)
Affiliated investment companies	$116,935,140	$116,935,140	—	—
Unaffiliated investment companies	100,038,589	100,038,589	—	—
U.S. Government and Agency obligations	12,584,406	—	$12,584,406	—
Short-term investments	602,751	602,751	—	—
Total investments in securities	$230,160,886	$217,576,480	$12,584,406	—

Multi-Index 2030 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$115,800,678	$115,800,678	—	—
Unaffiliated investment companies	122,899,279	122,899,279	—	—
U.S. Government and Agency obligations	17,158,203	—	$17,158,203	—
Short-term investments	1,049	1,049	—	—
Total investments in securities	$255,859,209	$238,701,006	$17,158,203	—

Multi-Index 2025 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$87,756,185	$87,756,185	—	—
Unaffiliated investment companies	119,294,580	119,294,580	—	—
U.S. Government and Agency obligations	18,427,322	—	$18,427,322	—
Short-term investments	9,389,605	9,389,605	—	—
Total investments in securities	$234,867,692	$216,440,370	$18,427,322	—

Multi-Index 2020 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$38,913,425	$38,913,425	—	—
Unaffiliated investment companies	96,875,024	96,875,024	—	—
U.S. Government and Agency obligations	12,250,131	—	$12,250,131	—
Short-term investments	8,437,757	8,437,757	—	—
Total investments in securities	$156,476,337	$144,226,206	$12,250,131	—

Multi-Index 2015 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$9,142,491	$9,142,491	—	—
Unaffiliated investment companies	29,667,359	29,667,359	—	—
U.S. Government and Agency obligations	3,509,858	—	$3,509,858	—
Short-term investments	1,089,362	1,089,362	—	—
Total investments in securities	$43,409,070	$39,899,212	$3,509,858	—

Multi-Index 2010 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,078,296	$5,078,296	—	—
Unaffiliated investment companies	24,107,470	24,107,470	—	—
U.S. Government and Agency obligations	2,632,554	—	$2,632,554	—
Short-term investments	1,043,242	1,043,242	—	—
Total investments in securities	$32,861,562	$30,229,008	$2,632,554	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related
48	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Income and capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolio may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities also have the risk that the portfolio may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios will invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the SEC as an investment company. JHCT invests in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at February 29, 2020:
Portfolio	Market value of securities on loan	Cash collateral received
Multi-Index 2060 Lifetime Portfolio	$372,672	$380,800
Multi-Index 2055 Lifetime Portfolio	1,083,078	1,106,700
Multi-Index 2050 Lifetime Portfolio	1,548,918	1,582,700
Multi-Index 2045 Lifetime Portfolio	2,994,010	3,058,050
Multi-Index 2040 Lifetime Portfolio	3,078,783	3,145,400
Multi-Index 2035 Lifetime Portfolio	416,548	425,133
Multi-Index 2025 Lifetime Portfolio	9,188,859	9,388,762
Multi-Index 2020 Lifetime Portfolio	7,795,048	7,966,020
Multi-Index 2015 Lifetime Portfolio	992,700	1,012,950
Multi-Index 2010 Lifetime Portfolio	972,846	992,691
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	49

participating portfolio based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended February 29, 2020, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended February 29, 2020 were as follows:
Portfolio	Commitment fee
Multi-Index 2060 Lifetime Portfolio	$1,057
Multi-Index 2055 Lifetime Portfolio	1,121
Multi-Index 2050 Lifetime Portfolio	1,165
Multi-Index 2045 Lifetime Portfolio	1,221
Multi-Index 2040 Lifetime Portfolio	1,250
Multi-Index 2035 Lifetime Portfolio	1,287
Multi-Index 2030 Lifetime Portfolio	1,309
Multi-Index 2025 Lifetime Portfolio	1,279
Multi-Index 2020 Lifetime Portfolio	1,192
Multi-Index 2015 Lifetime Portfolio	1,079
Multi-Index 2010 Lifetime Portfolio	1,061
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2019, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on February 29, 2020, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multi-Index 2060 Lifetime Portfolio	$33,987,748	$273,364	$(2,364,571)	$(2,091,207)
Multi-Index 2055 Lifetime Portfolio	95,534,502	1,945,037	(7,596,275)	(5,651,238)
Multi-Index 2050 Lifetime Portfolio	136,795,632	2,908,844	(11,297,986)	(8,389,142)
Multi-Index 2045 Lifetime Portfolio	183,625,960	3,963,042	(14,636,776)	(10,673,734)
Multi-Index 2040 Lifetime Portfolio	208,932,463	5,763,860	(16,148,887)	(10,385,027)
Multi-Index 2035 Lifetime Portfolio	238,846,239	8,863,298	(17,548,651)	(8,685,353)
Multi-Index 2030 Lifetime Portfolio	260,387,757	11,420,612	(15,949,160)	(4,528,548)
Multi-Index 2025 Lifetime Portfolio	235,697,672	6,427,846	(7,257,826)	(829,980)
Multi-Index 2020 Lifetime Portfolio	155,639,392	3,880,025	(3,043,080)	836,945
Multi-Index 2015 Lifetime Portfolio	43,305,264	651,534	(547,728)	103,806
Multi-Index 2010 Lifetime Portfolio	33,099,440	334,181	(572,059)	(237,878)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. The final determination of tax characteristics of the portfolio's distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
50	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of MFC and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.060%	0.050%
Other assets	0.510%	0.500%
Expense reimbursements. The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the portfolios to the extent they exceed 0.00% of the average net assets attributable to the class. This expense limitation agreement expires on December 31, 2020, unless renewed by mutual agreement of the portfolios and the advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fees or if necessary, make payment to the portfolio in an amount by which certain expenses including underlying fund expenses (Acquired fund fees), exceed the amount indicated below of the respective portfolio’s average net assets. This agreement expires on December 31, 2020, unless renewed by mutual agreement of the portfolio and the advisor based upon a determination that this is appropriate under the circumstances at that time.
Portfolio	Expense limitation as a percentage of average net assets
Multi-Index 2060 Lifetime Portfolio	0.36%
Multi-Index 2055 Lifetime Portfolio	0.36%
Multi-Index 2050 Lifetime Portfolio	0.36%
Multi-Index 2045 Lifetime Portfolio	0.36%
Multi-Index 2040 Lifetime Portfolio	0.36%
Multi-Index 2035 Lifetime Portfolio	0.36%
Portfolio	Expense limitation as a percentage of average net assets
Multi-Index 2030 Lifetime Portfolio	0.37%
Multi-Index 2025 Lifetime Portfolio	0.39%
Multi-Index 2020 Lifetime Portfolio	0.38%
Multi-Index 2015 Lifetime Portfolio	0.37%
Multi-Index 2010 Lifetime Portfolio	0.35%

Payments under this arrangement are intended to reimburse the portfolios for a portion of the indirect net expenses associated with the portfolios’ investment in underlying funds. Amounts received in excess of portfolio level operating expenses are included as Other income received from advisor in the Statements of operations.
The Advisor has voluntarily agreed to waive its management fee for each portfolio so that the aggregate management fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the portfolio’s first $7.5 billion of average net assets and 0.50% of the portfolio’s average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.
For the six months ended February 29, 2020, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class R4	Class R6	Class 1	Total
Multi-Index 2060 Lifetime Portfolio	$316	$14,500	$91,997	$106,813
Multi-Index 2055 Lifetime Portfolio	216	30,568	151,581	182,365
Multi-Index 2050 Lifetime Portfolio	706	60,871	170,046	231,623
Multi-Index 2045 Lifetime Portfolio	896	88,617	203,901	293,414
Multi-Index 2040 Lifetime Portfolio	233	77,914	259,124	337,271
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	51

	Expense reimbursement by class
Portfolio	Class R4	Class R6	Class 1	Total
Multi-Index 2035 Lifetime Portfolio	$1,269	$81,582	$306,001	$388,852
Multi-Index 2030 Lifetime Portfolio	3,694	57,323	346,338	407,355
Multi-Index 2025 Lifetime Portfolio	2,962	58,543	302,622	364,127
Multi-Index 2020 Lifetime Portfolio	5,001	51,219	216,168	272,388
Multi-Index 2015 Lifetime Portfolio	2,913	35,852	89,536	128,301
Multi-Index 2010 Lifetime Portfolio	727	23,488	89,193	113,408
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2020, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Multi-Index 2060 Lifetime Portfolio	0.00%
Multi-Index 2055 Lifetime Portfolio	0.00%
Multi-Index 2050 Lifetime Portfolio	0.00%
Multi-Index 2045 Lifetime Portfolio	0.00%
Multi-Index 2040 Lifetime Portfolio	0.00%
Multi-Index 2035 Lifetime Portfolio	0.00%
Portfolio	Net Annual Effective Rate
Multi-Index 2030 Lifetime Portfolio	0.00%
Multi-Index 2025 Lifetime Portfolio	0.01%
Multi-Index 2020 Lifetime Portfolio	0.00%
Multi-Index 2015 Lifetime Portfolio	0.00%
Multi-Index 2010 Lifetime Portfolio	0.00%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2020 amounted to an annual rate of 0.02% of the portfolios' average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for certain classes as detailed below, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:
Class	Rule 12b-1 Fee	Service fee
Class R4	0.25%	0.10%
Class 1	0.05%	—
The portfolios' Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2020, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the six months ended February 29, 2020:
Portfolio	Class R4
Multi-Index 2060 Lifetime Portfolio	$46
Multi-Index 2055 Lifetime Portfolio	54
Multi-Index 2050 Lifetime Portfolio	201
Multi-Index 2045 Lifetime Portfolio	272
Multi-Index 2040 Lifetime Portfolio	71
Multi-Index 2035 Lifetime Portfolio	394
Portfolio	Class R4
Multi-Index 2030 Lifetime Portfolio	$1,183
Multi-Index 2025 Lifetime Portfolio	983
Multi-Index 2020 Lifetime Portfolio	1,402
Multi-Index 2015 Lifetime Portfolio	511
Multi-Index 2010 Lifetime Portfolio	104

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
52	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Class level expenses. Class level expenses for the six months ended February 29, 2020 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
Multi-Index 2060 Lifetime Portfolio	Class R4	$114	$6
	Class R6	—	267
	Class 1	6,677	—
	Total	$6,791	$273
Multi-Index 2055 Lifetime Portfolio	Class R4	$136	$7
	Class R6	—	970
	Class 1	19,107	—
	Total	$19,243	$977
Multi-Index 2050 Lifetime Portfolio	Class R4	$678	$26
	Class R6	—	2,177
	Class 1	24,203	—
	Total	$24,881	$2,203
Multi-Index 2045 Lifetime Portfolio	Class R4	$707	$36
	Class R6	—	3,422
	Class 1	31,292	—
	Total	$31,999	$3,458
Multi-Index 2040 Lifetime Portfolio	Class R4	$181	$9
	Class R6	—	3,017
	Class 1	39,952	—
	Total	$40,133	$3,026
Multi-Index 2035 Lifetime Portfolio	Class R4	$1,075	$51
	Class R6	—	3,187
	Class 1	47,647	—
	Total	$48,722	$3,238
Multi-Index 2030 Lifetime Portfolio	Class R4	$3,039	$155
	Class R6	—	2,305
	Class 1	55,758	—
	Total	$58,797	$2,460
Multi-Index 2025 Lifetime Portfolio	Class R4	$2,487	$129
	Class R6	—	2,412
	Class 1	49,756	—
	Total	$52,243	$2,541
Multi-Index 2020 Lifetime Portfolio	Class R4	$4,174	$183
	Class R6	—	1,812
	Class 1	30,502	—
	Total	$34,676	$1,995
Multi-Index 2015 Lifetime Portfolio	Class R4	$1,278	$67
	Class R6	—	780
	Class 1	7,832	—
	Total	$9,110	$847
Multi-Index 2010 Lifetime Portfolio	Class R4	$259	$13
	Class R6	—	417
	Class 1	6,307	—
	Total	$6,566	$430
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	53

Note 5—Portfolio share transactions
Transactions in portfolios' shares for the six months ended February 29, 2020 and for the year ended August 31, 2019 were as follows:
Multi-Index 2060 Lifetime Portfolio	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	3,951	$48,067	—	—
Distributions reinvested	249	3,100	—	—
Repurchased	(633)	(8,048)	—	—
Net increase	3,567	$43,119	—	—
Class R6 shares
Sold	246,507	$3,041,844	177,424	$2,130,715
Distributions reinvested	23,486	291,929	8,374	88,096
Repurchased	(37,133)	(465,663)	(30,626)	(372,605)
Net increase	232,860	$2,868,110	155,172	$1,846,206
Class 1 shares
Sold	427,136	$5,362,751	856,501	$10,266,972
Distributions reinvested	145,103	1,805,083	103,313	1,086,850
Repurchased	(300,337)	(3,778,399)	(123,139)	(1,444,338)
Net increase	271,902	$3,389,435	836,675	$9,909,484
Total net increase	508,329	$6,300,664	991,847	$11,755,690

Multi-Index 2055 Lifetime Portfolio	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	6,042	$69,395	185	$1,976
Distributions reinvested	482	5,627	—	—
Net increase	6,524	$75,022	185	$1,976
Class R6 shares
Sold	627,954	$7,423,181	707,183	$8,205,938
Distributions reinvested	109,078	1,271,854	54,163	542,717
Repurchased	(125,908)	(1,475,828)	(179,081)	(2,130,975)
Net increase	611,124	$7,219,207	582,265	$6,617,680
Class 1 shares
Sold	530,262	$6,265,926	1,117,118	$12,832,313
Distributions reinvested	531,739	6,205,398	587,868	5,896,320
Repurchased	(506,427)	(5,998,232)	(698,658)	(7,827,823)
Net increase	555,574	$6,473,092	1,006,328	$10,900,810
Total net increase	1,173,222	$13,767,321	1,588,778	$17,520,466

Multi-Index 2050 Lifetime Portfolio	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	31,954	$371,354	21,758	$234,692
Distributions reinvested	3,017	35,576	—	—
Repurchased	(24,388)	(292,411)	(5,325)	(61,492)
Net increase	10,583	$114,519	16,433	$173,200
Class R6 shares
Sold	953,174	$11,373,770	1,110,400	$12,974,782
Distributions reinvested	243,594	2,867,100	177,200	1,795,031
Repurchased	(100,782)	(1,199,286)	(483,884)	(5,688,389)
54	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index 2050 Lifetime Portfolio (continued)	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Net increase	1,095,986	$13,041,584	803,716	$9,081,424
Class 1 shares
Sold	614,590	$7,360,007	1,275,226	$14,805,046
Distributions reinvested	677,769	7,984,116	753,345	7,638,917
Repurchased	(763,327)	(9,155,903)	(1,015,322)	(11,679,028)
Net increase	529,032	$6,188,220	1,013,249	$10,764,935
Total net increase	1,635,601	$19,344,323	1,833,398	$20,019,559

Multi-Index 2045 Lifetime Portfolio	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	59,118	$676,960	1,711	$18,246
Distributions reinvested	4,951	57,580	—	—
Repurchased	(12,754)	(151,925)	(1,704)	(19,543)
Net increase (decrease)	51,315	$582,615	7	$(1,297)
Class R6 shares
Sold	1,123,429	$13,212,330	1,643,030	$19,106,579
Distributions reinvested	394,204	4,588,538	322,311	3,236,000
Repurchased	(438,423)	(5,207,562)	(657,995)	(7,752,542)
Net increase	1,079,210	$12,593,306	1,307,346	$14,590,037
Class 1 shares
Sold	795,617	$9,362,100	1,396,984	$16,105,902
Distributions reinvested	908,553	10,566,473	1,041,942	10,461,096
Repurchased	(1,241,754)	(14,706,561)	(1,483,845)	(17,200,596)
Net increase	462,416	$5,222,012	955,081	$9,366,402
Total net increase	1,592,941	$18,397,933	2,262,434	$23,955,142

Multi-Index 2040 Lifetime Portfolio	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	13,535	$155,270	375	$4,092
Distributions reinvested	816	9,472	—	—
Repurchased	(4,271)	(49,962)	—	—
Net increase	10,080	$114,780	375	$4,092
Class R6 shares
Sold	1,544,364	$18,218,989	1,295,707	$15,049,361
Distributions reinvested	354,146	4,104,547	287,029	2,881,773
Repurchased	(661,791)	(7,783,852)	(475,768)	(5,504,192)
Net increase	1,236,719	$14,539,684	1,106,968	$12,426,942
Class 1 shares
Sold	742,483	$8,812,038	1,653,872	$19,160,926
Distributions reinvested	1,176,666	13,649,327	1,389,927	13,954,863
Repurchased	(1,357,185)	(16,070,312)	(1,599,972)	(18,312,882)
Net increase	561,964	$6,391,053	1,443,827	$14,802,907
Total net increase	1,808,763	$21,045,517	2,551,170	$27,233,941

SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	55

Multi-Index 2035 Lifetime Portfolio	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	144,942	$1,645,237	1,369	$14,477
Distributions reinvested	5,923	67,938	—	—
Repurchased	(80,573)	(952,982)	—	—
Net increase	70,292	$760,193	1,369	$14,477
Class R6 shares
Sold	1,428,071	$16,602,853	1,758,628	$20,266,330
Distributions reinvested	360,262	4,128,607	269,486	2,689,468
Repurchased	(342,732)	(4,012,585)	(306,561)	(3,457,173)
Net increase	1,445,601	$16,718,875	1,721,553	$19,498,625
Class 1 shares
Sold	889,615	$10,372,063	1,702,392	$19,407,029
Distributions reinvested	1,340,491	15,362,027	1,643,804	16,405,162
Repurchased	(1,805,566)	(21,263,469)	(2,678,519)	(30,650,519)
Net increase	424,540	$4,470,621	667,677	$5,161,672
Total net increase	1,940,433	$21,949,689	2,390,599	$24,674,774

Multi-Index 2030 Lifetime Portfolio	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	303,392	$3,421,743	560	$5,892
Distributions reinvested	18,470	210,191	—	—
Repurchased	(61,101)	(711,070)	—	—
Net increase	260,761	$2,920,864	560	$5,892
Class R6 shares
Sold	2,343,828	$26,791,099	1,596,310	$18,081,696
Distributions reinvested	242,164	2,753,408	133,025	1,322,271
Repurchased	(589,901)	(6,793,776)	(391,741)	(4,322,601)
Net increase	1,996,091	$22,750,731	1,337,594	$15,081,366
Class 1 shares
Sold	1,269,160	$14,720,065	1,801,137	$20,207,717
Distributions reinvested	1,436,423	16,332,135	1,850,723	18,396,185
Repurchased	(2,086,105)	(24,321,500)	(3,323,481)	(37,039,983)
Net increase	619,478	$6,730,700	328,379	$1,563,919
Total net increase	2,876,330	$32,402,295	1,666,533	$16,651,177

Multi-Index 2025 Lifetime Portfolio	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	305,933	$3,400,330	421	$4,496
Distributions reinvested	11,894	132,382	—	—
Repurchased	(146,347)	(1,700,222)	—	—
Net increase	171,480	$1,832,490	421	$4,496
Class R6 shares
Sold	3,484,301	$39,149,963	1,413,515	$15,435,236
Distributions reinvested	255,404	2,840,092	67,376	663,656
Repurchased	(1,504,916)	(17,138,724)	(334,731)	(3,644,025)
Net increase	2,234,789	$24,851,331	1,146,160	$12,454,867
56	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index 2025 Lifetime Portfolio (continued)	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	814,758	$9,269,196	1,673,932	$18,405,904
Distributions reinvested	1,230,729	13,685,709	1,674,065	16,489,542
Repurchased	(2,678,185)	(30,406,902)	(3,487,333)	(38,500,334)
Net decrease	(632,698)	$(7,451,997)	(139,336)	$(3,604,888)
Total net increase	1,773,571	$19,231,824	1,007,245	$8,854,475

Multi-Index 2020 Lifetime Portfolio	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	323,338	$3,551,375	4,635	$47,290
Distributions reinvested	19,872	217,404	—	—
Repurchased	(22,462)	(251,645)	—	—
Net increase	320,748	$3,517,134	4,635	$47,290
Class R6 shares
Sold	2,869,400	$31,727,405	840,404	$9,055,205
Distributions reinvested	177,931	1,946,565	47,830	467,775
Repurchased	(780,073)	(8,765,353)	(283,192)	(3,091,043)
Net increase	2,267,258	$24,908,617	605,042	$6,431,937
Class 1 shares
Sold	679,962	$7,570,931	787,629	$8,581,941
Distributions reinvested	689,000	7,530,767	1,034,946	10,111,423
Repurchased	(2,185,049)	(24,484,851)	(2,802,055)	(30,179,451)
Net decrease	(816,087)	$(9,383,153)	(979,480)	$(11,486,087)
Total net increase (decrease)	1,771,919	$19,042,598	(369,803)	$(5,006,860)

Multi-Index 2015 Lifetime Portfolio	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	386,384	$4,173,114	—	—
Distributions reinvested	6,586	70,004	—	—
Repurchased	(291,191)	(3,180,855)	—	—
Net increase	101,779	$1,062,263	—	—
Class R6 shares
Sold	1,174,558	$12,742,560	311,702	$3,242,639
Distributions reinvested	87,416	929,232	13,902	134,018
Repurchased	(145,056)	(1,574,602)	(106,928)	(1,129,480)
Net increase	1,116,918	$12,097,190	218,676	$2,247,177
Class 1 shares
Sold	120,554	$1,318,434	313,123	$3,303,006
Distributions reinvested	176,958	1,881,062	286,098	2,757,989
Repurchased	(1,110,076)	(12,147,081)	(1,031,071)	(10,837,790)
Net decrease	(812,564)	$(8,947,585)	(431,850)	$(4,776,795)
Total net increase (decrease)	406,133	$4,211,868	(213,174)	$(2,529,618)

SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	57

Multi-Index 2010 Lifetime Portfolio	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	23,440	$246,678	—	—
Distributions reinvested	730	7,653	—	—
Repurchased	(8,150)	(88,178)	—	—
Net increase	16,020	$166,153	—	—
Class R6 shares
Sold	798,395	$8,526,999	181,284	$1,833,744
Distributions reinvested	38,279	401,163	10,976	103,392
Repurchased	(256,946)	(2,749,720)	(75,371)	(772,917)
Net increase	579,728	$6,178,442	116,889	$1,164,219
Class 1 shares
Sold	340,494	$3,599,169	442,971	$4,598,861
Distributions reinvested	114,756	1,201,493	199,731	1,879,472
Repurchased	(498,176)	(5,293,873)	(967,845)	(10,104,017)
Net decrease	(42,926)	$(493,211)	(325,143)	$(3,625,684)
Total net increase (decrease)	552,822	$5,851,384	(208,254)	$(2,461,465)
Affiliates of the Trust owned shares of the following classes of the portfolios on February 29, 2020. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Portfolio	Class	% by Class
Multi-Index 2060 Lifetime Portfolio	R4	55%
Multi-Index 2060 Lifetime Portfolio	1	100%
Multi-Index 2055 Lifetime Portfolio	R4	39%
Multi-Index 2055 Lifetime Portfolio	1	100%
Multi-Index 2050 Lifetime Portfolio	1	100%
Multi-Index 2045 Lifetime Portfolio	1	100%
Multi-Index 2040 Lifetime Portfolio	R4	29%
Multi-Index 2040 Lifetime Portfolio	1	100%
Multi-Index 2035 Lifetime Portfolio	1	100%
Multi-Index 2030 Lifetime Portfolio	1	100%
Multi-Index 2025 Lifetime Portfolio	1	100%
Multi-Index 2020 Lifetime Portfolio	1	100%
Multi-Index 2015 Lifetime Portfolio	1	100%
Multi-Index 2010 Lifetime Portfolio	R4	23%
Multi-Index 2010 Lifetime Portfolio	1	100%
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended February 29, 2020:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	Other issuers
Multi-Index 2060 Lifetime Portfolio	$701,824	$12,569,414	$8,357,450
Multi-Index 2055 Lifetime Portfolio	2,076,746	26,767,058	20,661,222
Multi-Index 2050 Lifetime Portfolio	2,941,506	38,195,182	29,989,946
Multi-Index 2045 Lifetime Portfolio	3,929,074	48,715,091	45,733,361
Multi-Index 2040 Lifetime Portfolio	7,220,343	57,151,542	57,175,311
Multi-Index 2035 Lifetime Portfolio	10,975,739	63,930,367	67,566,406
Multi-Index 2030 Lifetime Portfolio	14,964,575	76,851,567	74,366,284
Multi-Index 2025 Lifetime Portfolio	16,427,770	83,393,712	93,361,306
Multi-Index 2020 Lifetime Portfolio	11,167,974	72,264,690	69,826,785
Multi-Index 2015 Lifetime Portfolio	3,271,099	28,928,542	29,762,109
Multi-Index 2010 Lifetime Portfolio	2,506,707	20,093,427	17,516,524
58	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Note 7—Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying funds’ net assets. At February 29, 2020, the portfolios did not hold 5% or more of the net assets of any underlying funds.
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index 2060 Lifetime Portfolio
John Hancock Collateral Trust*	38,069	$106,254	$21,087,325	$(20,812,832)	$226	$55	$1,138	—	$381,028
Strategic Equity Allocation	1,680,598	16,497,725	4,777,317	(2,484,385)	(362,292)	(109,850)	421,492	$209,092	18,318,515
					$(362,066)	$(109,795)	$422,630	$209,092	$18,699,543
Multi-Index 2055 Lifetime Portfolio
John Hancock Collateral Trust*	110,604	$325,876	$57,823,653	$(57,043,145)	$477	$161	$2,736	—	$1,107,022
Strategic Equity Allocation	4,752,466	49,934,023	7,421,010	(4,357,473)	(495,573)	(700,109)	1,225,268	$607,827	51,801,878
					$(495,096)	$(699,948)	$1,228,004	$607,827	$52,908,900
Multi-Index 2050 Lifetime Portfolio
John Hancock Collateral Trust*	158,247	$466,220	$65,021,470	$(63,905,673)	$1,654	$208	$9,372	—	$1,583,879
Strategic Equity Allocation	6,801,076	71,866,814	11,065,148	(7,103,027)	(925,871)	(771,339)	1,742,769	$864,547	74,131,725
					$(924,217)	$(771,131)	$1,752,141	$864,547	$75,715,604
Multi-Index 2045 Lifetime Portfolio
John Hancock Collateral Trust*	305,664	$683,321	$89,325,074	$(86,949,762)	$341	$391	$7,782	—	$3,059,365
Strategic Equity Allocation	9,030,367	100,695,504	11,568,148	(11,981,548)	(1,649,776)	(201,333)	2,367,406	$1,174,415	98,430,995
					$(1,649,435)	$(200,942)	$2,375,188	$1,174,415	$101,490,360
Multi-Index 2040 Lifetime Portfolio
John Hancock Collateral Trust*	314,459	$881,175	$67,275,839	$(65,011,924)	$1,629	$669	$9,113	—	$3,147,388
Strategic Equity Allocation	10,061,500	112,814,336	15,921,781	(16,986,933)	(2,228,659)	149,830	2,667,458	$1,323,264	109,670,355
					$(2,227,030)	$150,499	$2,676,571	$1,323,264	$112,817,743
Multi-Index 2035 Lifetime Portfolio
John Hancock Collateral Trust*	42,667	$2,989,582	$79,730,631	$(82,294,638)	$1,187	$291	$12,904	—	$427,053
Strategic Equity Allocation	10,727,994	121,475,015	16,335,226	(18,964,208)	(2,221,404)	310,511	2,835,462	$1,406,607	116,935,140
					$(2,220,217)	$310,802	$2,848,366	$1,406,607	$117,362,193
Multi-Index 2030 Lifetime Portfolio
John Hancock Collateral Trust*	—	$4,980,747	$89,242,595	$(94,223,663)	$226	$95	$21,819	—	—
Strategic Equity Allocation	10,623,915	113,757,467	20,494,434	(16,280,505)	(1,710,201)	(460,517)	2,713,178	$1,345,945	$115,800,678
					$(1,709,975)	$(460,422)	$2,734,997	$1,345,945	$115,800,678
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	59

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index 2025 Lifetime Portfolio
John Hancock Collateral Trust*	938,021	$8,456,657	$114,669,294	$(113,737,442)	$(799)	$846	$23,303	—	$9,388,556
Strategic Equity Allocation	8,051,026	89,423,933	22,686,122	(23,265,541)	(2,106,309)	1,017,980	2,108,634	$1,046,044	87,756,185
					$(2,107,108)	$1,018,826	$2,131,937	$1,046,044	$97,144,741
Multi-Index 2020 Lifetime Portfolio
John Hancock Collateral Trust*	795,943	$11,030,601	$82,880,427	$(85,944,603)	$(530)	$624	$20,982	—	$7,966,519
Strategic Equity Allocation	3,570,039	45,026,474	16,250,617	(22,711,217)	(1,331,495)	1,679,046	1,140,650	$565,850	38,913,425
					$(1,332,025)	$1,679,670	$1,161,632	$565,850	$46,879,944
Multi-Index 2015 Lifetime Portfolio
John Hancock Collateral Trust*	101,211	$2,191,766	$7,573,670	$(8,752,389)	$(113)	$78	$3,093	—	$1,013,012
Strategic Equity Allocation	838,761	11,588,272	5,800,905	(8,473,736)	(283,830)	510,880	277,297	$137,561	9,142,491
					$(283,943)	$510,958	$280,390	$137,561	$10,155,503
Multi-Index 2010 Lifetime Portfolio
John Hancock Collateral Trust*	99,187	$1,492,241	$4,441,569	$(4,941,067)	$(151)	$159	$2,551	—	$992,751
Strategic Equity Allocation	465,899	6,801,083	3,251,455	(5,139,238)	(77,573)	242,569	181,746	$90,160	5,078,296
					$(77,724)	$242,728	$184,297	$90,160	$6,071,047

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 8—Subsequent events
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the funds' performance, resulting in losses to your investment.
60	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Nathan W. Thooft, CFA
Robert E. Sykes, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The portfolios' proxy voting policies and procedures, as well as the portfolio proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the portfolios' holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The portfolios' Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       61

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach: We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Multi-Index Lifetime Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1105633	RL2SA 2/20 4/20

John Hancock

Multi-Index Preservation Portfolios

Semiannual report 2/29/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 888-972-8696 (Class R1, Class R2, Class R4, and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets were on pace to deliver strong returns during the 6 months ended February 29, 2020, until heightened fears over the coronavirus (COVID-19) sent the markets skidding during the last week of the period. Prior to the turbulence, investors benefited from a combination of low inflation, accommodative central bank policy, healthy fundamentals, and corporate buybacks of stock. Investors in non-U.S. equities also saw strong gains, fueled in part by similarly supportive monetary policy and some signs of strength in developing markets. In an environment of low inflation and declining interest rates, bonds were also faring well.

However, the COVID-19 pandemic and plummeting oil prices put an end to all that good news. Shortly after period end, the U.S. Federal Reserve lowered interest rates and lawmakers embarked on a plan to launch major fiscal stimulus to support the economy.

After the longest bull market in U.S. history, we're now in bear market territory. Indeed, the spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

.

John Hancock
Multi-Index Preservation Portfolios

2	Multi-Index Preservation Portfolios at a glance
3	Portfolio summary
4	Multi-Index 2060 Preservation Portfolio
5	Multi-Index 2055 Preservation Portfolio
6	Multi-Index 2050 Preservation Portfolio
7	Multi-Index 2045 Preservation Portfolio
8	Multi-Index 2040 Preservation Portfolio
9	Multi-Index 2035 Preservation Portfolio
10	Multi-Index 2030 Preservation Portfolio
11	Multi-Index 2025 Preservation Portfolio
12	Multi-Index 2020 Preservation Portfolio
13	Multi-Index Income Preservation Portfolio
14	Your expenses
17	Portfolios' investments
23	Financial statements
33	Financial highlights
43	Notes to financial statements
60	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       1

Multi-Index Preservation Portfolios at a glance

A SIMPLE, STRATEGIC PATH TO HELP YOU REACH YOUR RETIREMENT GOALS

Multi-Index Preservation Portfolios make diversification easy because the asset mix of each portfolio automatically changes over time.

•	Portfolios with dates further off initially invest more aggressively in stock funds.
•	As a portfolio approaches its target date,[1] the allocation will gradually migrate to a more conservative mix to lessen risk and narrow the range of possible outcomes at the retirement date.
•	On reaching the retirement date, the allocation ceases to shift; we expect that the participant may then wish to use the savings to seek a retirement income solution.

JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS—AUTOMATICALLY ADJUST OVER TIME2

The chart below illustrates how the asset allocation mix of John Hancock Multi-Index Preservation Portfolio adjusts over time.

The principal value of each portfolio is not guaranteed and you could lose money at any time, including at or after the target date.

The portfolios recently experienced negative short-term performance due to market volatility associated with the COVID-19 pandemic.

1 Based on an estimated retirement date.

2 Allocations may vary as a result of market activity or cash allocations held during unusual market or economic conditions.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       2

Portfolio summary

MULTI-INDEX 2060-2020 AND INCOME PRESERVATION PORTFOLIOS' CLASS 1 SHARE RETURNS (%)

For the six months ended 2/29/2020

MARKET INDEX TOTAL RETURNS

For the six month period ended 2/29/20

U.S. Stocks	S&P 500 Index	1.92%
	Russell Midcap Index	-1.11%
	Russell 2000 Index	-0.52%
	FTSE NAREIT All Equity REIT Index	-3.95%
International Stocks	MSCI EAFE Index	-0.91%
	MSCI Emerging Markets Index	2.93%
	MSCI EAFE Small Cap Index	0.42%
Fixed Income	Bloomberg Barclays U.S. Aggregate Bond Index	3.39%
	ICE Bank of America U.S. High Yield Master II Index	1.31%
	JP Morgan Global Government Bonds Unhedged Index	1.11%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       3

Multi-Index 2060 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2060 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and three separate indexes.

Index 1 is the S&P Target Date to 2060+ Index, an unmanaged index comprised of a set of indices aligned with specific target date years.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is the John Hancock 2060 Preservation Index, which is based on the fund's asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.

Index 4 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 5 is 57.40% Russell 3000 Index, 24.60% MSCI ACWI ex-USA Index, 18.00% Bloomberg Barclays U.S. Aggregate Bond Index.

Prior to January 1, 2020, the fund's primary benchmark was the S&P 500 Index. Effective January 1, 2020, the fund's primary benchmark index is the S&P Target Date to 2060+ Index. The S&P Target Date to 2060+ Index better reflects the universe of investment opportunities based on the fund's current investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	68.2
Large blend	68.2
Unaffiliated investment companies/ Exchange-traded funds	23.8
Fixed income	11.9
Equity	11.9
U.S. Government	7.9
Short-term investments	0.1

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-29-20 (%)

	Class R1[1]	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3	Index 4	Index 5
Inception	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16
Average annual total returns
1-year	5.08	5.17	5.44	5.60	5.55	3.33	11.68	9.89	8.19	6.06
Since inception	8.04	8.27	8.42	8.59	8.54	8.37	4.00	10.09	11.94	9.12
Cumulative returns
6-months	2.04	2.21	2.30	2.28	2.32	0.54	3.39	3.25	1.92	1.80
Since inception	35.40	36.55	37.30	38.14	37.90	37.03	16.61	45.76	55.59	40.82

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.60	1.35	1.20	0.85	0.89
Net (%)	1.13	0.88	0.63	0.37	0.42

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       4

Multi-Index 2055 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2055 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and three separate indexes.

Index 1 is the S&P Target Date to 2055 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is the John Hancock 2055 Preservation Index, which is based on the fund's asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.

Index 4 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 5 is 57.40% Russell 3000 Index, 24.60% MSCI ACWI ex-USA Index, 18.00% Bloomberg Barclays U.S. Aggregate Bond Index.

Prior to January 1, 2020, the fund's primary benchmark was the S&P 500 Index. Effective January 1, 2020, the fund's primary benchmark index is the S&P Target Date to 2055 Index. The S&P Target Date to 2055 Index better reflects the universe of investment opportunities based on the fund's current investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	68.0
Large blend	68.0
Unaffiliated investment companies/ Exchange-traded funds	23.6
Fixed income	12.0
Equity	11.6
U.S. Government	8.3
Short-term investments	0.1

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-29-20 (%)

	Class R1[1]	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3	Index 4	Index 5
Inception	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14
Average annual total returns
1-year	5.16	5.21	5.51	5.67	5.61	3.07	11.68	9.89	8.19	6.06
5-year	5.36	5.55	5.74	5.89	5.84	5.60	3.58	7.06	9.23	6.33
Since inception	5.99	6.21	6.40	6.56	6.51	6.05	3.92	8.11	10.29	6.97
Cumulative returns
6-months	2.16	2.20	2.41	2.37	2.41	0.36	3.39	3.25	1.92	1.80
5-year	29.83	31.01	32.21	33.15	32.83	31.29	19.21	40.62	55.49	35.92
Since inception	41.23	42.92	44.49	45.79	45.39	41.66	25.62	58.78	78.79	49.17

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.46	1.21	1.06	0.71	0.75
Net (%)	1.14	0.89	0.64	0.38	0.43

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       5

Multi-Index 2050 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2050 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and three separate indexes.

Index 1 is the S&P Target Date to 2050 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is the John Hancock 2050 Preservation Index, which is based on the fund's asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index..

Index 4 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 5 is 57.40% Russell 3000 Index, 24.60% MSCI ACWI ex-USA Index, 18.00% Bloomberg Barclays U.S. Aggregate Bond Index.

Prior to January 1, 2020, the fund's primary benchmark was the S&P 500 Index. Effective January 1, 2020, the fund's primary benchmark index is the S&P Target Date to 2050 Index. The S&P Target Date to 2050 Index better reflects the universe of investment opportunities based on the fund's current investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	68.0
Large blend	68.0
Unaffiliated investment companies/ Exchange-traded funds	23.6
Fixed income	11.9
Equity	11.7
U.S. Government	8.3
Short-term investments	0.1

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-29-20 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4	Index 5
Inception	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11
Average annual total returns
1-year	4.86	5.11	5.44	5.72	5.57	3.36	11.68	9.89	8.19	6.06
5-year	5.16	5.43	5.69	5.89	5.84	5.56	3.58	7.06	9.23	6.33
Since inception	6.51	6.74	6.94	7.15	7.10	6.85	3.75	8.84	11.48	7.68
Cumulative returns
6-months	2.01	2.17	2.33	2.41	2.36	0.54	3.39	3.25	1.92	1.80
5-year	28.62	30.26	31.91	33.16	32.81	31.04	19.21	40.62	55.49	35.92
Since inception	74.58	77.94	81.01	84.11	83.36	79.58	38.48	111.35	161.33	92.39

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.43	1.18	1.03	0.68	0.72
Net (%)	1.14	0.89	0.64	0.38	0.43

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       6

Multi-Index 2045 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2045 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and three separate indexes.

Index 1 is the S&P Target Date to 2045 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is the John Hancock 2045 Preservation Index, which is based on the fund's asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.

Index 4 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 5 is 56.00% Russell 3000 Index, 24.00% MSCI ACWI ex-USA Index, 20.00% Bloomberg Barclays U.S. Aggregate Bond Index.

Prior to January 1, 2020, the fund's primary benchmark was the S&P 500 Index. Effective January 1, 2020, the fund's primary benchmark index is the S&P Target Date to 2045 Index. The S&P Target Date to 2045 Index better reflects the universe of investment opportunities based on the fund's current investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	66.3
Large blend	66.3
Unaffiliated investment companies/ Exchange-traded funds	24.7
Fixed income	13.0
Equity	11.7
U.S. Government	8.2
Short-term investments	0.8

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-29-20 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4	Index 5
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	4.93	5.16	5.56	5.75	5.70	3.42	11.68	9.89	8.19	6.23
5-year	5.09	5.35	5.70	5.89	5.84	5.45	3.58	7.04	9.23	6.34
Since inception	7.23	7.44	7.67	7.84	7.80	7.63	3.93	9.58	11.84	8.44
Cumulative returns
6-months	2.01	2.09	2.27	2.43	2.38	0.49	3.39	3.23	1.92	1.89
5-year	28.19	29.78	31.94	33.12	32.79	30.41	19.21	40.54	55.49	36.00
Since inception	98.74	102.53	106.90	110.16	109.35	106.11	46.09	145.86	200.53	121.88

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.43	1.18	1.03	0.68	0.72
Net (%)	1.13	0.88	0.63	0.37	0.42

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       7

Multi-Index 2040 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2040 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and three separate indexes.

Index 1 is the S&P Target Date to 2040 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is the John Hancock 2040 Preservation Index, which is based on the fund's asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.

Index 4 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 5 is 51.80% Russell 3000 Index, 22.20% MSCI ACWI ex-USA Index, 26.00% Bloomberg Barclays U.S. Aggregate Bond Index.

Prior to January 1, 2020, the fund's primary benchmark was the S&P 500 Index. Effective January 1, 2020, the fund's primary benchmark index is the S&P Target Date to 2040 Index. The S&P Target Date to 2040 Index better reflects the universe of investment opportunities based on the fund's current investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	62.9
Large blend	62.9
Unaffiliated investment companies/ Exchange-traded funds	28.8
Fixed income	17.9
Equity	10.9
U.S. Government	8.2
Short-term investments	0.1

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-29-20 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4	Index 5
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	5.35	5.57	5.82	6.11	6.03	3.78	11.68	10.27	8.19	6.73
5-year	5.11	5.36	5.62	5.81	5.76	5.38	3.58	6.99	9.23	6.25
Since inception	7.21	7.39	7.61	7.77	7.74	7.40	3.93	9.51	11.84	8.35
Cumulative returns
6-months	2.17	2.30	2.33	2.50	2.44	0.74	3.39	3.30	1.92	2.12
5-year	28.30	29.80	31.45	32.61	32.31	29.96	19.21	40.16	55.49	35.42
Since inception	98.33	101.68	105.65	108.74	108.12	101.76	46.09	144.28	200.53	120.07

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.42	1.17	1.02	0.67	0.71
Net (%)	1.12	0.87	0.62	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class- specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       8

Multi-Index 2035 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2035 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and three separate indexes.

Index 1 is the S&P Target Date to 2035 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is the John Hancock 2035 Preservation Index, which is based on the fund's asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.

Index 4 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 5 is 45.50% Russell 3000 Index, 19.50% MSCI ACWI ex-USA Index, 35.00% Bloomberg Barclays U.S. Aggregate Bond Index.

Prior to January 1, 2020, the fund's primary benchmark was the S&P 500 Index. Effective January 1, 2020, the fund's primary benchmark index is the S&P Target Date to 2035 Index. The S&P Target Date to 2035 Index better reflects the universe of investment opportunities based on the fund's current investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	55.2
Large blend	55.2
Unaffiliated investment companies/ Exchange-traded funds	36.0
Fixed income	26.5
Equity	9.5
U.S. Government	8.1
Short-term investments	0.7

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-29-20 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4	Index 5
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	6.02	6.09	6.48	6.61	6.56	4.48	11.68	10.99	8.19	7.43
5-year	4.91	5.10	5.45	5.62	5.57	5.20	3.58	6.83	9.23	6.12
Since inception	6.97	7.13	7.38	7.55	7.50	7.09	3.93	9.29	11.84	8.13
Cumulative returns
6-months	2.31	2.45	2.61	2.64	2.66	1.04	3.39	3.43	1.92	2.37
5-year	27.10	28.23	30.36	31.46	31.15	28.87	19.21	39.13	55.49	34.57
Since inception	94.07	96.94	101.48	104.55	103.63	96.15	46.09	139.50	200.53	115.65

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.42	1.17	1.02	0.67	0.71
Net (%)	1.12	0.87	0.62	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       9

Multi-Index 2030 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2030 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and three separate indexes.

Index 1 is the S&P Target Date to 2030 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is the John Hancock 2030 Preservation Index, which is based on the fund's asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.

Index 4 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 5 is 33.25% Russell 3000 Index, 14.25% MSCI ACWI ex-USA Index, 52.50% Bloomberg Barclays U.S. Aggregate Bond Index.

Prior to January 1, 2020, the fund's primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective January 1, 2020, the fund's primary benchmark index is the S&P Target Date to 2030 Index. The S&P Target Date to 2030 Index better reflects the universe of investment opportunities based on the fund's current investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	39.8
Large blend	39.8
Unaffiliated investment companies/ Exchange-traded funds	51.5
Fixed income	41.8
Equity	9.7
U.S. Government	7.9
Short-term investments	0.8

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-29-20 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4	Index 5
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	6.78	7.01	7.30	7.62	7.48	5.21	11.68	11.92	8.19	8.77
5-year	4.57	4.76	5.12	5.30	5.24	5.10	3.58	6.49	9.23	5.83
Since inception	6.51	6.69	6.93	7.10	7.05	6.78	3.93	8.84	11.84	7.69
Cumulative returns
6-months	2.48	2.62	2.69	2.88	2.83	1.34	3.39	3.51	1.92	2.90
5-year	25.01	26.19	28.35	29.46	29.12	28.22	19.21	36.92	55.49	32.77
Since inception	86.02	88.99	93.33	96.31	95.51	90.68	46.09	130.04	200.53	107.26

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.40	1.15	1.00	0.65	0.69
Net (%)	1.12	0.87	0.62	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       10

Multi-Index 2025 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2025 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and three separate indexes.

Index 1 is the S&P Target Date to 2025 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is the John Hancock 2025 Preservation Index, which is based on the fund's asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.

Index 4 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 5 is 19.60% Russell 3000 Index, 8.40% MSCI ACWI ex-USA Index, 72.00% Bloomberg Barclays U.S. Aggregate Bond Index.

Prior to January 1, 2020, the fund's primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective January 1, 2020, the fund's primary benchmark index is the S&P Target Date to 2025 Index. The S&P Target Date to 2025 Index better reflects the universe of investment opportunities based on the fund's current investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	25.0
Large blend	25.0
Unaffiliated investment companies/ Exchange-traded funds	64.6
Fixed income	58.5
Equity	6.1
U.S Government	10.4

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-29-20 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4	Index 5
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	7.41	7.69	7.93	8.15	8.10	6.00	11.68	10.86	8.19	10.11
5-year	3.84	4.18	4.43	4.61	4.56	4.87	3.58	5.49	9.23	5.21
Since inception	5.67	5.91	6.10	6.26	6.22	6.38	3.93	7.85	11.84	6.84
Cumulative returns
6-months	2.23	2.41	2.48	2.59	2.54	1.63	3.39	3.23	1.92	3.27
5-year	20.73	22.71	24.20	25.30	24.99	26.83	19.21	30.61	55.49	28.91
Since inception	71.98	75.95	79.02	81.75	81.04	83.74	46.09	110.31	200.53	91.77

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.40	1.15	1.00	0.65	0.69
Net (%)	0.11	0.86	0.61	0.35	0.40

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       11

Multi-Index 2020 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2020 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and three separate indexes.

Index 1 is the S&P Target Date to 2020 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is the John Hancock 2020 Preservation Index, which is based on the fund's asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.

Index 4 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 5 is 5.60% Russell 3000 Index, 2.40% MSCI ACWI ex-USA Index, 92.00% Bloomberg Barclays U.S. Aggregate Bond Index.

Prior to January 1, 2020, the fund's primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective January 1, 2020, the fund's primary benchmark index is the S&P Target Date to 2020 Index. The S&P Target Date to 2020 Index better reflects the universe of investment opportunities based on the fund's current investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	5.3
Large blend	5.3
Unaffiliated investment companies/ Exchange-traded funds	77.5
Fixed income	71.3
Equity	6.2
U.S. Government	11.6
Short-term investments	5.6

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-29-20 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4	Index 5
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	7.52	7.88	8.08	8.44	8.29	6.61	11.68	9.19	8.19	11.36
5-year	3.07	3.26	3.59	3.78	3.72	4.60	3.58	4.21	9.23	4.38
Since inception	4.57	4.73	4.96	5.13	5.08	5.96	3.93	6.26	11.84	5.71
Cumulative returns
6-months	1.74	1.90	2.01	2.14	2.10	1.88	3.39	2.64	1.92	3.56
5-year	16.34	17.40	19.30	20.39	20.01	25.20	19.21	22.87	55.49	23.92
Since inception	55.24	57.56	61.00	63.59	62.84	76.67	46.09	81.72	200.53	72.68

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.40	1.15	1.00	0.65	0.69
Net (%)	1.09	0.84	0.59	0.33	0.38

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       12

Multi-Index Income Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index Income Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and three separate indexes.

Index 1 is the S&P Target Date to Retirement Income Index, an unmanaged index comprised of a set of indices aligned with specific target date years. Index performance inception was May 30, 2014. Returns since fund inception are not available.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is the John Hancock Income Preservation Index, which is based on the fund's asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.

Index 4 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 5 is 5.60% Russell 3000 Index, 2.40% MSCI ACWI ex-USA Index, 92.00% Bloomberg Barclays U.S. Aggregate Bond Index.

Prior to January 1, 2020, the fund's primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective January 1, 2020, the fund's primary benchmark index is the S&P Target Date to Retirement Income Index. The S&P Target Date to Retirement Income Index better reflects the universe of investment opportunities based on the fund's current investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	5.2
Large blend	5.2
Unaffiliated investment companies/ Exchange-traded funds	76.3
Fixed income	70.3
Equity	6.0
U.S. Government	11.5
Short-term investments	7.0

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-29-20 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4	Index 5
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	6.23	6.50	6.78	6.95	6.89	7.24	11.68	8.55	8.19	11.21
5-year	2.47	2.68	2.92	3.08	3.05	3.73	3.58	3.69	9.23	3.89
Since inception	3.45	3.62	3.80	3.97	3.93	—	3.93	4.70	11.84	4.61
Cumulative returns
6-months	1.13	1.29	1.47	1.53	1.48	2.05	3.39	2.51	1.92	3.28
5-year	12.97	14.12	15.49	16.40	16.20	20.07	19.21	19.85	55.49	21.05
Since inception	39.60	41.84	44.36	46.59	46.12	—	46.09	57.10	200.53	55.84

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.42	1.17	1.02	0.67	0.71
Net (%)	1.10	0.85	0.60	0.34	0.39

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       13

Your expenses
As a shareholder of a John Hancock Funds II Multi-Index Preservation Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, each portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2019 through February 29, 2020).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2019	Ending value on 2-29-2020	Expenses paid during period ended 2-29-2020[1]	Annualized expense ratio[2]
Multi-Index 2060 Preservation Portfolio
Class R1	Actual expenses/actual returns	$1,000.00	$1,020.40	$2.71	0.54%
	Hypothetical example	1,000.00	1,022.20	2.72	0.54%
Class R2	Actual expenses/actual returns	1,000.00	1,022.10	2.21	0.44%
	Hypothetical example	1,000.00	1,022.70	2.21	0.44%
Class R4	Actual expenses/actual returns	1,000.00	1,023.00	0.80	0.16%
	Hypothetical example	1,000.00	1,024.10	0.81	0.16%
Class R6	Actual expenses/actual returns	1,000.00	1,022.80	0.00	0.00%
	Hypothetical example	1,000.00	1,024.90	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,023.20	0.25	0.05%
	Hypothetical example	1,000.00	1,024.60	0.25	0.05%
Multi-Index 2055 Preservation Portfolio
Class R1	Actual expenses/actual returns	$1,000.00	$1,021.60	$2.61	0.52%
	Hypothetical example	1,000.00	1,022.30	2.61	0.52%
Class R2	Actual expenses/actual returns	1,000.00	1,022.00	2.31	0.46%
	Hypothetical example	1,000.00	1,022.60	2.31	0.46%
Class R4	Actual expenses/actual returns	1,000.00	1,024.10	0.81	0.16%
	Hypothetical example	1,000.00	1,024.10	0.81	0.16%
Class R6	Actual expenses/actual returns	1,000.00	1,023.70	0.00	0.00%
	Hypothetical example	1,000.00	1,024.90	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,024.10	0.25	0.05%
	Hypothetical example	1,000.00	1,024.60	0.25	0.05%
14	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2019	Ending value on 2-29-2020	Expenses paid during period ended 2-29-2020[1]	Annualized expense ratio[2]
Multi-Index 2050 Preservation Portfolio
Class R1	Actual expenses/actual returns	$1,000.00	$1,020.10	$3.82	0.76%
	Hypothetical example	1,000.00	1,021.10	3.82	0.76%
Class R2	Actual expenses/actual returns	1,000.00	1,021.70	2.56	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R4	Actual expenses/actual returns	1,000.00	1,023.30	1.26	0.25%
	Hypothetical example	1,000.00	1,023.60	1.26	0.25%
Class R6	Actual expenses/actual returns	1,000.00	1,024.10	0.00	0.00%
	Hypothetical example	1,000.00	1,024.90	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,023.60	0.25	0.05%
	Hypothetical example	1,000.00	1,024.60	0.25	0.05%
Multi-Index 2045 Preservation Portfolio
Class R1	Actual expenses/actual returns	$1,000.00	$1,020.10	$3.72	0.74%
	Hypothetical example	1,000.00	1,021.20	3.72	0.74%
Class R2	Actual expenses/actual returns	1,000.00	1,020.90	2.56	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R4	Actual expenses/actual returns	1,000.00	1,022.70	0.80	0.16%
	Hypothetical example	1,000.00	1,024.10	0.81	0.16%
Class R6	Actual expenses/actual returns	1,000.00	1,024.30	0.00	0.00%
	Hypothetical example	1,000.00	1,024.90	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,023.80	0.25	0.05%
	Hypothetical example	1,000.00	1,024.60	0.25	0.05%
Multi-Index 2040 Preservation Portfolio
Class R1	Actual expenses/actual returns	$1,000.00	$1,021.70	$3.67	0.73%
	Hypothetical example	1,000.00	1,021.20	3.67	0.73%
Class R2	Actual expenses/actual returns	1,000.00	1,023.00	2.57	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R4	Actual expenses/actual returns	1,000.00	1,023.30	1.11	0.22%
	Hypothetical example	1,000.00	1,023.80	1.11	0.22%
Class R6	Actual expenses/actual returns	1,000.00	1,025.00	0.00	0.00%
	Hypothetical example	1,000.00	1,024.90	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,024.40	0.25	0.05%
	Hypothetical example	1,000.00	1,024.60	0.25	0.05%
Multi-Index 2035 Preservation Portfolio
Class R1	Actual expenses/actual returns	$1,000.00	$1,023.10	$3.27	0.65%
	Hypothetical example	1,000.00	1,021.60	3.27	0.65%
Class R2	Actual expenses/actual returns	1,000.00	1,024.50	2.57	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R4	Actual expenses/actual returns	1,000.00	1,026.10	0.91	0.18%
	Hypothetical example	1,000.00	1,024.00	0.91	0.18%
Class R6	Actual expenses/actual returns	1,000.00	1,026.40	0.00	0.00%
	Hypothetical example	1,000.00	1,024.90	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,026.60	0.25	0.05%
	Hypothetical example	1,000.00	1,024.60	0.25	0.05%
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	15

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2019	Ending value on 2-29-2020	Expenses paid during period ended 2-29-2020[1]	Annualized expense ratio[2]
Multi-Index 2030 Preservation Portfolio
Class R1	Actual expenses/actual returns	$1,000.00	$1,024.80	$3.93	0.78%
	Hypothetical example	1,000.00	1,021.00	3.92	0.78%
Class R2	Actual expenses/actual returns	1,000.00	1,026.20	2.87	0.57%
	Hypothetical example	1,000.00	1,022.00	2.87	0.57%
Class R4	Actual expenses/actual returns	1,000.00	1,026.90	1.61	0.32%
	Hypothetical example	1,000.00	1,023.30	1.61	0.32%
Class R6	Actual expenses/actual returns	1,000.00	1,028.80	0.30	0.06%
	Hypothetical example	1,000.00	1,024.60	0.30	0.06%
Class 1	Actual expenses/actual returns	1,000.00	1,028.30	0.55	0.11%
	Hypothetical example	1,000.00	1,024.30	0.55	0.11%
Multi-Index 2025 Preservation Portfolio
Class R1	Actual expenses/actual returns	$1,000.00	$1,022.30	$4.17	0.83%
	Hypothetical example	1,000.00	1,020.70	4.17	0.83%
Class R2	Actual expenses/actual returns	1,000.00	1,024.10	3.27	0.65%
	Hypothetical example	1,000.00	1,021.60	3.27	0.65%
Class R4	Actual expenses/actual returns	1,000.00	1,024.80	1.66	0.33%
	Hypothetical example	1,000.00	1,023.20	1.66	0.33%
Class R6	Actual expenses/actual returns	1,000.00	1,025.90	0.71	0.14%
	Hypothetical example	1,000.00	1,024.20	0.70	0.14%
Class 1	Actual expenses/actual returns	1,000.00	1,025.40	0.96	0.19%
	Hypothetical example	1,000.00	1,023.90	0.96	0.19%
Multi-Index 2020 Preservation Portfolio
Class R1	Actual expenses/actual returns	$1,000.00	$1,017.40	$4.82	0.96%
	Hypothetical example	1,000.00	1,020.10	4.82	0.96%
Class R2	Actual expenses/actual returns	1,000.00	1,019.00	3.56	0.71%
	Hypothetical example	1,000.00	1,021.30	3.57	0.71%
Class R4	Actual expenses/actual returns	1,000.00	1,020.10	2.16	0.43%
	Hypothetical example	1,000.00	1,022.70	2.16	0.43%
Class R6	Actual expenses/actual returns	1,000.00	1,021.40	1.01	0.20%
	Hypothetical example	1,000.00	1,023.90	1.01	0.20%
Class 1	Actual expenses/actual returns	1,000.00	1,021.00	1.26	0.25%
	Hypothetical example	1,000.00	1,023.60	1.26	0.25%
Multi-Index Income Preservation Portfolio
Class R1	Actual expenses/actual returns	$1,000.00	$1,011.30	$4.60	0.92%
	Hypothetical example	1,000.00	1,020.30	4.62	0.92%
Class R2	Actual expenses/actual returns	1,000.00	1,012.90	3.75	0.75%
	Hypothetical example	1,000.00	1,021.10	3.77	0.75%
Class R4	Actual expenses/actual returns	1,000.00	1,014.70	2.40	0.48%
	Hypothetical example	1,000.00	1,022.50	2.41	0.48%
Class R6	Actual expenses/actual returns	1,000.00	1,015.30	1.20	0.24%
	Hypothetical example	1,000.00	1,023.70	1.21	0.24%
Class 1	Actual expenses/actual returns	1,000.00	1,014.80	1.45	0.29%
	Hypothetical example	1,000.00	1,023.40	1.46	0.29%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
16	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

Portfolios' investments
MULTI-INDEX 2060 PRESERVATION PORTFOLIO

As of 2-29-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 68.3%
Equity - 68.3%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,017,623	$76,492,089

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $83,607,681)		$76,492,089
UNAFFILIATED INVESTMENT COMPANIES - 23.8%
Exchange-traded funds - 23.8%
Financial Select Sector SPDR Fund	44,516	1,183,680
iShares JP Morgan USD Emerging Markets Bond ETF	10,373	1,183,767
Vanguard FTSE Emerging Markets ETF	44,279	1,794,185
Vanguard Health Care ETF	6,629	1,161,997
Vanguard Information Technology ETF	5,018	1,182,492
Vanguard Intermediate-Term Corporate Bond ETF	25,973	2,445,618
Vanguard Mid-Cap ETF	37,679	6,109,650
Vanguard S&P 500 ETF	3,394	922,286
Vanguard Small-Cap ETF	6,864	1,018,960
Vanguard Total Bond Market ETF	98,376	8,535,102
Xtrackers USD High Yield Corporate Bond ETF	23,912	1,174,797

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $26,718,237)		$26,712,534
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.9%
U.S. Government - 7.9%
U.S. Treasury STRIPS, PO, 1.687%, 11/15/2048	3,626,000	2,227,398
U.S. Treasury STRIPS, PO, 1.704%, 02/15/2047	3,508,200	2,209,739
U.S. Treasury STRIPS, PO, 1.712%, 05/15/2047	3,531,000	2,209,986
U.S. Treasury STRIPS, PO, 1.716%, 08/15/2046	3,493,100	2,212,058

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $7,746,389)		$8,859,181
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (C)	128,681	128,681

TOTAL SHORT-TERM INVESTMENTS (Cost $128,681)		$128,681
Total investments (Cost $118,200,988) - 100.1%		$112,192,485
Other assets and liabilities, net - (0.1%)		(91,565)
TOTAL NET ASSETS - 100.0%		$112,100,920
MULTI-INDEX 2055 PRESERVATION PORTFOLIO

As of 2-29-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 68.2%
Equity - 68.2%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	17,100,897	$186,399,773

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $204,888,286)		$186,399,773
MULTI-INDEX 2055 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 23.6%
Exchange-traded funds - 23.6%
Financial Select Sector SPDR Fund	108,935	$2,896,582
iShares JP Morgan USD Emerging Markets Bond ETF	24,974	2,850,033
Vanguard FTSE Emerging Markets ETF	108,875	4,411,615
Vanguard Health Care ETF	16,287	2,854,948
Vanguard Information Technology ETF	12,276	2,892,839
Vanguard Intermediate-Term Corporate Bond ETF	62,122	5,849,408
Vanguard Mid-Cap ETF	92,224	14,954,122
Vanguard S&P 500 ETF	8,306	2,257,072
Vanguard Small-Cap ETF	16,802	2,494,258
Vanguard Total Bond Market ETF	234,944	20,383,741
Xtrackers USD High Yield Corporate Bond ETF	57,746	2,837,061

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $63,210,454)		$64,681,679
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.3%
U.S. Government - 8.3%
U.S. Treasury STRIPS, PO, 1.687%, 11/15/2048	9,244,200	5,678,575
U.S. Treasury STRIPS, PO, 1.704%, 02/15/2047	8,941,400	5,631,994
U.S. Treasury STRIPS, PO, 1.712%, 05/15/2047	9,000,600	5,633,304
U.S. Treasury STRIPS, PO, 1.716%, 08/15/2046	8,905,400	5,639,477

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $19,736,756)		$22,583,350
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (C)	178,954	178,954

TOTAL SHORT-TERM INVESTMENTS (Cost $178,954)		$178,954
Total investments (Cost $288,014,450) - 100.2%		$273,843,756
Other assets and liabilities, net - (0.2%)		(419,581)
TOTAL NET ASSETS - 100.0%		$273,424,175
MULTI-INDEX 2050 PRESERVATION PORTFOLIO

As of 2-29-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 68.2%
Equity - 68.2%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	38,376,788	$418,306,994

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $431,585,494)		$418,306,994
UNAFFILIATED INVESTMENT COMPANIES - 23.7%
Exchange-traded funds - 23.7%
Financial Select Sector SPDR Fund	243,458	6,473,548
iShares JP Morgan USD Emerging Markets Bond ETF	55,972	6,387,525
Vanguard FTSE Emerging Markets ETF	244,421	9,903,939
Vanguard Health Care ETF	36,563	6,409,128
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	17

MULTI-INDEX 2050 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Information Technology ETF	27,397	$6,456,103
Vanguard Intermediate-Term Corporate Bond ETF	139,547	13,139,746
Vanguard Mid-Cap ETF	206,560	33,493,704
Vanguard S&P 500 ETF	18,532	5,035,886
Vanguard Small-Cap ETF	37,756	5,604,878
Vanguard Total Bond Market ETF	527,769	45,789,238
Xtrackers USD High Yield Corporate Bond ETF	129,361	6,355,505

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $139,941,513)		$145,049,200
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.3%
U.S. Government - 8.3%
U.S. Treasury STRIPS, PO, 1.687%, 11/15/2048	20,753,600	12,748,629
U.S. Treasury STRIPS, PO, 1.704%, 02/15/2047	20,072,400	12,643,170
U.S. Treasury STRIPS, PO, 1.712%, 05/15/2047	20,205,500	12,646,238
U.S. Treasury STRIPS, PO, 1.716%, 08/15/2046	19,988,500	12,658,016

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $44,308,829)		$50,696,053
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (C)	278,440	278,440

TOTAL SHORT-TERM INVESTMENTS (Cost $278,440)		$278,440
Total investments (Cost $616,114,276) - 100.2%		$614,330,687
Other assets and liabilities, net - (0.2%)		(1,192,567)
TOTAL NET ASSETS - 100.0%		$613,138,120
MULTI-INDEX 2045 PRESERVATION PORTFOLIO

As of 2-29-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 66.9%
Equity - 66.9%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	46,358,012	$505,302,327

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $509,481,025)		$505,302,327
UNAFFILIATED INVESTMENT COMPANIES - 24.9%
Exchange-traded funds - 24.9%
Financial Select Sector SPDR Fund	300,422	7,988,221
iShares Edge MSCI Min Vol USA ETF	55,915	3,425,912
iShares Global Infrastructure ETF	7,304	322,399
iShares JP Morgan USD Emerging Markets Bond ETF	96,733	11,039,170
Vanguard Dividend Appreciation ETF	20,012	2,299,579
Vanguard Energy ETF	20,330	1,242,773
Vanguard FTSE Emerging Markets ETF	252,305	10,223,399
Vanguard Global ex-U.S. Real Estate ETF	6,165	333,773
Vanguard Health Care ETF (D)	44,932	7,876,130
MULTI-INDEX 2045 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Information Technology ETF	33,870	$7,981,466
Vanguard Intermediate-Term Corporate Bond ETF	183,082	17,239,001
Vanguard Materials ETF	5,659	645,635
Vanguard Mid-Cap ETF	238,043	38,598,672
Vanguard Real Estate ETF	11,022	962,551
Vanguard S&P 500 ETF	1,579	429,077
Vanguard Small-Cap ETF	41,364	6,140,486
Vanguard Total Bond Market ETF	708,178	61,441,523
Xtrackers USD High Yield Corporate Bond ETF	194,960	9,578,386

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $174,864,173)		$187,768,153
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.3%
U.S. Government - 8.3%
U.S. Treasury STRIPS, PO, 1.687%, 11/15/2048	25,478,800	15,651,250
U.S. Treasury STRIPS, PO, 1.704%, 02/15/2047	24,643,600	15,522,470
U.S. Treasury STRIPS, PO, 1.712%, 05/15/2047	24,807,200	15,526,354
U.S. Treasury STRIPS, PO, 1.716%, 08/15/2046	24,540,700	15,540,764

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $54,399,267)		$62,240,838
SHORT-TERM INVESTMENTS - 0.8%
Short-term funds - 0.8%
John Hancock Collateral Trust, 1.6968% (C)(E)	574,759	5,752,708
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (C)	503,568	503,568

TOTAL SHORT-TERM INVESTMENTS (Cost $6,255,357)		$6,256,276
Total investments (Cost $744,999,822) - 100.9%		$761,567,594
Other assets and liabilities, net - (0.9%)		(6,934,186)
TOTAL NET ASSETS - 100.0%		$754,633,408
MULTI-INDEX 2040 PRESERVATION PORTFOLIO

As of 2-29-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 63.1%
Equity - 63.1%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	53,301,705	$580,988,587

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $576,205,816)		$580,988,587
UNAFFILIATED INVESTMENT COMPANIES - 28.8%
Exchange-traded funds - 28.8%
Financial Select Sector SPDR Fund	331,561	8,816,207
iShares Edge MSCI Min Vol USA ETF	110,067	6,743,805
iShares Global Infrastructure ETF	12,510	552,191
iShares JP Morgan USD Emerging Markets Bond ETF	190,326	21,720,003
Vanguard Dividend Appreciation ETF	39,269	4,512,401
Vanguard Energy ETF (D)	34,632	2,117,054
18	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTI-INDEX 2040 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard FTSE Emerging Markets ETF	152,508	$6,179,624
Vanguard Global ex-U.S. Real Estate ETF	10,560	571,718
Vanguard Health Care ETF (D)	50,132	8,787,638
Vanguard Information Technology ETF	37,209	8,768,301
Vanguard Intermediate-Term Corporate Bond ETF	233,174	21,955,664
Vanguard Materials ETF	9,594	1,094,579
Vanguard Mid-Cap ETF	234,799	38,072,658
Vanguard Real Estate ETF	18,951	1,654,991
Vanguard S&P 500 ETF	29,756	8,085,895
Vanguard Small-Cap ETF	33,673	4,998,759
Vanguard Total Bond Market ETF	1,178,120	102,213,691
Xtrackers USD High Yield Corporate Bond ETF	382,510	18,792,716

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $247,419,728)		$265,637,895
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.2%
U.S. Government - 8.2%
U.S. Treasury STRIPS, PO, 1.687%, 11/15/2048	31,111,900	19,111,580
U.S. Treasury STRIPS, PO, 1.704%, 02/15/2047	30,091,700	18,954,110
U.S. Treasury STRIPS, PO, 1.712%, 05/15/2047	30,291,500	18,958,873
U.S. Treasury STRIPS, PO, 1.716%, 08/15/2046	29,967,600	18,977,430

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $66,420,911)		$76,001,993
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 1.6968% (C)(E)	73,876	739,422
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (C)	1,012	1,012

TOTAL SHORT-TERM INVESTMENTS (Cost $739,939)		$740,434
Total investments (Cost $890,786,394) - 100.2%		$923,368,909
Other assets and liabilities, net - (0.2%)		(2,267,832)
TOTAL NET ASSETS - 100.0%		$921,101,077
MULTI-INDEX 2035 PRESERVATION PORTFOLIO

As of 2-29-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 55.7%
Equity - 55.7%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	59,343,790	$646,847,310

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $624,539,782)		$646,847,310
UNAFFILIATED INVESTMENT COMPANIES - 36.3%
Exchange-traded funds - 36.3%
Financial Select Sector SPDR Fund	380,570	10,119,356
iShares Edge MSCI Min Vol USA ETF	189,760	11,626,595
iShares Global Infrastructure ETF	20,162	889,951
MULTI-INDEX 2035 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
iShares JP Morgan USD Emerging Markets Bond ETF	328,794	$37,521,971
Vanguard Dividend Appreciation ETF	67,702	7,779,637
Vanguard Energy ETF	55,705	3,405,247
Vanguard Global ex-U.S. Real Estate ETF	16,984	919,514
Vanguard Health Care ETF (D)	58,023	10,170,852
Vanguard Information Technology ETF	42,962	10,123,995
Vanguard Intermediate-Term Corporate Bond ETF	682,510	64,265,142
Vanguard Materials ETF	15,329	1,748,886
Vanguard Mid-Cap ETF	197,243	31,982,952
Vanguard Real Estate ETF	30,356	2,650,989
Vanguard S&P 500 ETF	56,134	15,253,853
Vanguard Small-Cap ETF	32,652	4,847,189
Vanguard Total Bond Market ETF	2,024,987	175,687,872
Xtrackers USD High Yield Corporate Bond ETF	661,107	32,480,187

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $392,775,093)		$421,474,188
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.2%
U.S. Government - 8.2%
U.S. Treasury STRIPS, PO, 1.687%, 11/15/2048	38,999,800	23,957,000
U.S. Treasury STRIPS, PO, 1.704%, 02/15/2047	37,718,700	23,758,192
U.S. Treasury STRIPS, PO, 1.712%, 05/15/2047	37,970,400	23,764,950
U.S. Treasury STRIPS, PO, 1.716%, 08/15/2046	37,564,400	23,788,217

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $83,256,910)		$95,268,359
SHORT-TERM INVESTMENTS - 0.7%
Short-term funds - 0.7%
John Hancock Collateral Trust, 1.6968% (C)(E)	803,044	8,037,587
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (C)	1,030	1,030

TOTAL SHORT-TERM INVESTMENTS (Cost $8,033,245)		$8,038,617
Total investments (Cost $1,108,605,030) - 100.9%		$1,171,628,474
Other assets and liabilities, net - (0.9%)		(9,899,096)
TOTAL NET ASSETS - 100.0%		$1,161,729,378
MULTI-INDEX 2030 PRESERVATION PORTFOLIO

As of 2-29-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 40.3%
Equity - 40.3%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	49,031,904	$534,447,758

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $495,711,120)		$534,447,758
UNAFFILIATED INVESTMENT COMPANIES - 52.1%
Exchange-traded funds - 52.1%
Financial Select Sector SPDR Fund	384,323	10,219,149
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	19

MULTI-INDEX 2030 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Invesco Senior Loan ETF (D)	274,319	$6,032,275
iShares Edge MSCI Min Vol USA ETF	273,383	16,750,176
iShares Global Infrastructure ETF	27,849	1,229,255
iShares JP Morgan USD Emerging Markets Bond ETF	476,321	54,357,753
SPDR Portfolio Short Term Corporate Bond ETF	110,884	3,446,275
Vanguard Dividend Appreciation ETF	97,539	11,208,206
Vanguard Energy ETF	76,879	4,699,613
Vanguard FTSE Developed Markets ETF	230,821	9,110,505
Vanguard Global ex-U.S. Real Estate ETF	23,468	1,270,558
Vanguard Health Care ETF (D)	59,416	10,415,031
Vanguard Information Technology ETF	44,200	10,415,730
Vanguard Intermediate-Term Corporate Bond ETF	1,183,102	111,400,884
Vanguard Materials ETF	21,335	2,434,110
Vanguard Mid-Cap ETF	125,178	20,297,613
Vanguard Real Estate ETF	41,979	3,666,026
Vanguard S&P 500 ETF	92,575	25,156,331
Vanguard Short-Term Corporate Bond ETF	42,053	3,452,972
Vanguard Small-Cap ETF	24,173	3,588,480
Vanguard Total Bond Market ETF	3,871,986	335,933,505
Xtrackers USD High Yield Corporate Bond ETF	955,950	46,965,824

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $652,429,926)		$692,050,271
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.0%
U.S. Government - 8.0%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	3,094,946	3,131,424
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	2,387,077	2,446,035
U.S. Treasury Inflation Protected Security, 0.625%, 07/15/2021	1,366,530	1,385,759
U.S. Treasury STRIPS, PO, 1.687%, 11/15/2048	40,836,700	25,085,380
U.S. Treasury STRIPS, PO, 1.704%, 02/15/2047	39,495,300	24,877,234
U.S. Treasury STRIPS, PO, 1.712%, 05/15/2047	39,758,500	24,884,088
U.S. Treasury STRIPS, PO, 1.716%, 08/15/2046	39,333,200	24,908,336

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $94,086,281)		$106,718,256
SHORT-TERM INVESTMENTS - 0.8%
Short-term funds - 0.8%
John Hancock Collateral Trust, 1.6968% (C)(E)	1,068,782	10,697,329
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (C)	1,036	1,036

TOTAL SHORT-TERM INVESTMENTS (Cost $10,694,793)		$10,698,365
Total investments (Cost $1,252,922,120) - 101.2%		$1,343,914,650
Other assets and liabilities, net - (1.2%)		(15,726,358)
TOTAL NET ASSETS - 100.0%		$1,328,188,292
MULTI-INDEX 2025 PRESERVATION PORTFOLIO

As of 2-29-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 25.1%
Equity - 25.1%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	27,610,783	$300,957,540

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $273,447,885)		$300,957,540
UNAFFILIATED INVESTMENT COMPANIES - 64.7%
Exchange-traded funds - 64.7%
Invesco Senior Loan ETF	1,262,105	27,753,689
iShares Edge MSCI Min Vol USA ETF	294,336	18,033,967
iShares Global Infrastructure ETF	29,280	1,292,419
iShares JP Morgan USD Emerging Markets Bond ETF	516,395	58,930,997
SPDR Portfolio Short Term Corporate Bond ETF	1,454,081	45,192,837
Vanguard Dividend Appreciation ETF	105,192	12,087,613
Vanguard Energy ETF	80,457	4,918,336
Vanguard Global ex-U.S. Real Estate ETF	24,638	1,333,901
Vanguard Intermediate-Term Corporate Bond ETF	1,657,768	156,095,435
Vanguard Materials ETF	22,548	2,572,501
Vanguard Mid-Cap ETF	20,343	3,298,617
Vanguard Real Estate ETF	43,998	3,842,345
Vanguard S&P 500 ETF	88,448	24,034,860
Vanguard Short-Term Corporate Bond ETF	551,463	45,280,627
Vanguard Small-Cap ETF	9,985	1,482,275
Vanguard Total Bond Market ETF	3,672,527	318,628,443
Xtrackers USD High Yield Corporate Bond ETF	1,035,962	50,896,813

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $736,634,908)		$775,675,675
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.5%
U.S. Government - 10.5%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	34,244,138	34,647,744
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	26,410,987	27,063,308
U.S. Treasury Inflation Protected Security, 0.625%, 07/15/2021	15,124,411	15,337,237
U.S. Treasury STRIPS, PO, 1.687%, 11/15/2048	19,691,500	12,096,197
U.S. Treasury STRIPS, PO, 1.704%, 02/15/2047	19,044,200	11,995,529
U.S. Treasury STRIPS, PO, 1.712%, 05/15/2047	19,171,900	11,999,327
U.S. Treasury STRIPS, PO, 1.716%, 08/15/2046	18,965,500	12,010,186

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $118,391,966)		$125,149,528
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (C)	1,052	1,052

TOTAL SHORT-TERM INVESTMENTS (Cost $1,052)		$1,052
Total investments (Cost $1,128,475,811) - 100.3%		$1,201,783,795
Other assets and liabilities, net - (0.3%)		(3,051,996)
TOTAL NET ASSETS - 100.0%		$1,198,731,799
20	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTI-INDEX 2020 PRESERVATION PORTFOLIO

As of 2-29-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 5.6%
Equity - 5.6%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,955,684	$32,216,960

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $28,723,970)		$32,216,960
UNAFFILIATED INVESTMENT COMPANIES - 82.0%
Exchange-traded funds - 82.0%
Invesco Senior Loan ETF (D)	1,153,845	25,373,052
iShares Edge MSCI Min Vol USA ETF	165,128	10,117,393
iShares Global Infrastructure ETF	16,213	715,642
iShares JP Morgan USD Emerging Markets Bond ETF	286,516	32,697,206
SPDR Portfolio Short Term Corporate Bond ETF	1,333,372	41,441,202
Vanguard Dividend Appreciation ETF (D)	59,662	6,855,760
Vanguard Energy ETF	44,190	2,701,335
Vanguard Global ex-U.S. Real Estate ETF	13,482	729,915
Vanguard Intermediate-Term Corporate Bond ETF	1,251,769	117,866,569
Vanguard Materials ETF	12,551	1,431,944
Vanguard Real Estate ETF	24,141	2,108,233
Vanguard S&P 500 ETF	48,534	13,188,629
Vanguard Short-Term Corporate Bond ETF	505,943	41,542,980
Vanguard Total Bond Market ETF	1,716,411	148,915,818
Xtrackers USD High Yield Corporate Bond ETF	576,149	28,306,200

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $455,688,500)		$473,991,878
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 12.3%
U.S. Government - 12.3%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	31,656,871	32,029,983
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	24,415,479	25,018,513
U.S. Treasury Inflation Protected Security, 0.625%, 07/15/2021	13,981,018	14,177,755

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $70,586,309)		$71,226,251
SHORT-TERM INVESTMENTS - 5.9%
Short-term funds - 5.9%
John Hancock Collateral Trust, 1.6968% (C)(E)	3,262,395	32,652,986
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (C)	1,620,907	1,620,907

TOTAL SHORT-TERM INVESTMENTS (Cost $34,272,177)		$34,273,893
Total investments (Cost $589,270,956) - 105.8%		$611,708,982
Other assets and liabilities, net - (5.8%)		(33,457,434)
TOTAL NET ASSETS - 100.0%		$578,251,548
MULTI-INDEX INCOME PRESERVATION PORTFOLIO

As of 2-29-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 5.6%
Equity - 5.6%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,644,214	$17,921,937

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $16,709,202)		$17,921,937
UNAFFILIATED INVESTMENT COMPANIES - 81.8%
Exchange-traded funds - 81.8%
Invesco Senior Loan ETF (D)	646,927	14,225,925
iShares Edge MSCI Min Vol USA ETF	106,381	6,517,964
iShares Global Infrastructure ETF	8,945	394,832
iShares JP Morgan USD Emerging Markets Bond ETF	160,458	18,311,467
SPDR Portfolio Short Term Corporate Bond ETF	747,168	23,221,981
Vanguard Dividend Appreciation ETF (D)	24,919	2,863,442
Vanguard Energy ETF (D)	24,830	1,517,858
Vanguard Global ex-U.S. Real Estate ETF (D)	7,523	407,295
Vanguard Intermediate-Term Corporate Bond ETF (D)	699,993	65,911,341
Vanguard Materials ETF	6,913	788,704
Vanguard Real Estate ETF	13,457	1,175,199
Vanguard S&P 500 ETF	26,706	7,257,088
Vanguard Short-Term Corporate Bond ETF	283,320	23,263,405
Vanguard Total Bond Market ETF	959,587	83,253,768
Xtrackers USD High Yield Corporate Bond ETF	322,698	15,854,153

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $254,448,890)		$264,964,422
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 12.4%
U.S. Government - 12.4%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	17,785,335	17,994,956
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	13,717,791	14,056,604
U.S. Treasury Inflation Protected Security, 0.625%, 07/15/2021	7,855,066	7,965,600

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $39,657,453)		$40,017,160
SHORT-TERM INVESTMENTS - 7.5%
Short-term funds - 7.5%
John Hancock Collateral Trust, 1.6968% (C)(E)	2,391,880	23,940,091
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (C)	502,636	502,636

TOTAL SHORT-TERM INVESTMENTS (Cost $24,441,734)		$24,442,727
Total investments (Cost $335,257,279) - 107.3%		$347,346,246
Other assets and liabilities, net - (7.3%)		(23,494,870)
TOTAL NET ASSETS - 100.0%		$323,851,376
Percentages are based upon net assets.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	21

PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 2-29-20.
(D)	All or a portion of this security is on loan as of 2-29-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
22	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 2-29-20 (unaudited)

	Multi-Index 2060 Preservation Portfolio	Multi-Index 2055 Preservation Portfolio	Multi-Index 2050 Preservation Portfolio	Multi-Index 2045 Preservation Portfolio
Assets
Unaffiliated investments, at value	$35,700,396	$87,443,983	$196,023,693	$250,512,559
Affiliated investments, at value	76,492,089	186,399,773	418,306,994	511,055,035
Total investments, at value	112,192,485	273,843,756	614,330,687	761,567,594
Cash	—	—	11,013	—
Interest receivable	644	1,033	2,256	2,879
Receivable for fund shares sold	750,606	321,115	97,714	269,828
Receivable for investments sold	423,708	1,073,466	2,392,530	2,798,256
Receivable for securities lending income	—	—	1,471	1,674
Receivable from affiliates	2,618	4,777	9,814	12,270
Other assets	49,891	49,633	32,669	32,544
Total assets	113,419,952	275,293,780	616,878,154	764,685,045
Liabilities
Payable for investments purchased	1,076,767	1,829,703	3,580,899	4,177,485
Payable for fund shares repurchased	205,115	—	102,067	61,076
Payable upon return of securities loaned	—	—	—	5,751,666
Payable to affiliates
Accounting and legal services fees	3,010	7,431	16,579	20,306
Transfer agent fees	67	24	903	834
Distribution and service fees	54	84	751	418
Trustees' fees	26	364	989	1,317
Other liabilities and accrued expenses	33,993	31,999	37,846	38,535
Total liabilities	1,319,032	1,869,605	3,740,034	10,051,637
Net assets	$112,100,920	$273,424,175	$613,138,120	$754,633,408
Net assets consist of
Paid-in capital	$117,702,324	$285,534,374	$607,301,397	$728,307,508
Total distributable earnings (loss)	(5,601,404)	(12,110,199)	5,836,723	26,325,900
Net assets	$112,100,920	$273,424,175	$613,138,120	$754,633,408
Unaffiliated investments, at cost	$34,593,307	$83,126,164	$184,528,782	$229,767,008
Affiliated investments, at cost	83,607,681	204,888,286	431,585,494	515,232,814
Total investments, at cost	118,200,988	288,014,450	616,114,276	744,999,822
Securities loaned, at value	—	—	—	$5,638,776
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R1
Net assets	$107,177	$40,649	$493,149	$410,652
Shares outstanding	9,603	4,033	43,789	32,406
Net asset value, offering price and redemption price per share	$11.16	$10.08	$11.26	$12.67
Class R2
Net assets	$178,426	$202,011	$786,138	$557,661
Shares outstanding	15,980	20,027	69,869	44,023
Net asset value, offering price and redemption price per share	$11.17	$10.09	$11.25	$12.67
Class R4
Net assets	$119,285	$43,292	$1,176,584	$47,431
Shares outstanding	10,678	4,288	104,339	3,731
Net asset value, offering price and redemption price per share	$11.17	$10.10	$11.28	$12.71
Class R6
Net assets	$5,885,356	$2,078,626	$82,918,174	$77,369,823
Shares outstanding	526,679	205,972	7,391,285	6,120,926
Net asset value, offering price and redemption price per share	$11.17	$10.09	$11.22	$12.64
Class 1
Net assets	$105,810,676	$271,059,597	$527,764,075	$676,247,841
Shares outstanding	9,472,183	26,870,673	47,028,924	53,503,017
Net asset value, offering price and redemption price per share	$11.17	$10.09	$11.22	$12.64
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	23

STATEMENTS OF ASSETS AND LIABILITIES 2-29-20 (unaudited)

Continued
	Multi-Index 2040 Preservation Portfolio	Multi-Index 2035 Preservation Portfolio	Multi-Index 2030 Preservation Portfolio	Multi-Index 2025 Preservation Portfolio
Assets
Unaffiliated investments, at value	$341,640,900	$516,743,577	$798,769,563	$900,826,255
Affiliated investments, at value	581,728,009	654,884,897	545,145,087	300,957,540
Total investments, at value	923,368,909	1,171,628,474	1,343,914,650	1,201,783,795
Interest receivable	3,393	4,168	6,668	25,593
Receivable for fund shares sold	181,019	498,706	86,090	151,214
Receivable for investments sold	3,840,555	6,204,388	9,406,112	6,582,073
Receivable for securities lending income	611	2,363	2,591	—
Receivable from affiliates	15,078	18,543	21,111	18,620
Other assets	34,830	35,393	36,631	35,407
Total assets	927,444,395	1,178,392,035	1,353,473,853	1,208,596,702
Liabilities
Due to custodian	54,018	1,616,394	4,037,941	1,725,195
Payable for investments purchased	5,056,073	6,901,291	7,885,841	6,302,649
Payable for fund shares repurchased	438,836	57,069	2,610,893	1,761,461
Payable upon return of securities loaned	727,601	8,012,541	10,670,784	—
Payable to affiliates
Accounting and legal services fees	24,707	30,986	34,843	30,956
Transfer agent fees	958	1,054	1,143	848
Distribution and service fees	285	946	822	734
Trustees' fees	1,662	2,127	2,460	2,327
Other liabilities and accrued expenses	39,178	40,249	40,834	40,733
Total liabilities	6,343,318	16,662,657	25,285,561	9,864,903
Net assets	$921,101,077	$1,161,729,378	$1,328,188,292	$1,198,731,799
Net assets consist of
Paid-in capital	$875,951,759	$1,086,400,193	$1,221,742,278	$1,102,755,158
Total distributable earnings (loss)	45,149,318	75,329,185	106,446,014	95,976,641
Net assets	$921,101,077	$1,161,729,378	$1,328,188,292	$1,198,731,799
Unaffiliated investments, at cost	$313,841,651	$476,033,033	$746,517,243	$855,027,926
Affiliated investments, at cost	576,944,743	632,571,997	506,404,877	273,447,885
Total investments, at cost	890,786,394	1,108,605,030	1,252,922,120	1,128,475,811
Securities loaned, at value	$713,318	$7,855,276	$10,457,502	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R1
Net assets	$279,628	$653,886	$565,706	$338,303
Shares outstanding	22,183	51,810	45,060	27,914
Net asset value, offering price and redemption price per share	$12.61	$12.62	$12.55	$12.12
Class R2
Net assets	$359,285	$1,246,848	$673,296	$1,573,109
Shares outstanding	28,524	99,120	53,782	129,844
Net asset value, offering price and redemption price per share	$12.60	$12.58	$12.52	$12.12
Class R4
Net assets	$182,494	$66,661	$1,689,241	$78,611
Shares outstanding	14,424	5,276	134,172	6,476
Net asset value, offering price and redemption price per share	$12.65	$12.64 [1]	$12.59	$12.14
Class R6
Net assets	$89,636,250	$98,867,834	$107,958,075	$81,233,097
Shares outstanding	7,144,539	7,871,765	8,637,762	6,725,469
Net asset value, offering price and redemption price per share	$12.55	$12.56	$12.50	$12.08
Class 1
Net assets	$830,643,420	$1,060,894,149	$1,217,301,974	$1,115,508,679
Shares outstanding	66,094,383	84,538,205	97,352,627	92,342,225
Net asset value, offering price and redemption price per share	$12.57	$12.55	$12.50	$12.08

[1]	Net asset value, offering price and redemption price per share of $12.64 is calculated using Net assets of $66,661 and Shares outstanding of 5,275.69.
24	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 2-29-20 (unaudited)

Continued

	Multi-Index 2020 Preservation Portfolio	Multi-Index Income Preservation Portfolio
Assets
Unaffiliated investments, at value	$546,839,036	$305,484,218
Affiliated investments, at value	64,869,946	41,862,028
Total investments, at value	611,708,982	347,346,246
Interest receivable	21,240	11,828
Receivable for fund shares sold	162,386	598,916
Receivable for investments sold	1,380,705	934,478
Receivable for securities lending income	728	320
Receivable from affiliates	10,497	5,706
Other assets	31,539	29,230
Total assets	613,316,077	348,926,724
Liabilities
Payable for investments purchased	1,800,875	1,084,554
Payable for fund shares repurchased	557,277	5,785
Payable upon return of securities loaned	32,651,240	23,939,275
Payable to affiliates
Accounting and legal services fees	14,626	8,183
Transfer agent fees	450	256
Distribution and service fees	603	367
Trustees' fees	1,241	679
Other liabilities and accrued expenses	38,217	36,249
Total liabilities	35,064,529	25,075,348
Net assets	$578,251,548	$323,851,376
Net assets consist of
Paid-in capital	$546,379,060	$308,739,235
Total distributable earnings (loss)	31,872,488	15,112,141
Net assets	$578,251,548	$323,851,376
Unaffiliated investments, at cost	$527,895,716	$294,608,979
Affiliated investments, at cost	61,375,240	40,648,300
Total investments, at cost	589,270,956	335,257,279
Securities loaned, at value	$31,754,504	$23,307,281
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R1
Net assets	$211,633	$178,077
Shares outstanding	18,527	15,850
Net asset value, offering price and redemption price per share	$11.42	$11.24
Class R2
Net assets	$1,209,154	$631,601
Shares outstanding	105,907	56,300
Net asset value, offering price and redemption price per share	$11.42	$11.22
Class R4
Net assets	$135,263	$658,096
Shares outstanding	11,845	58,729
Net asset value, offering price and redemption price per share	$11.42	$11.21
Class R6
Net assets	$43,114,349	$23,804,002
Shares outstanding	3,789,664	2,129,007
Net asset value, offering price and redemption price per share	$11.38	$11.18
Class 1
Net assets	$533,581,149	$298,579,600
Shares outstanding	46,936,637	26,683,360
Net asset value, offering price and redemption price per share	$11.37	$11.19
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	25

STATEMENTS OF OPERATIONS For the six months ended 2-29-20 (unaudited)

	Multi-Index 2060 Preservation Portfolio	Multi-Index 2055 Preservation Portfolio	Multi-Index 2050 Preservation Portfolio	Multi-Index 2045 Preservation Portfolio
Investment income
Income distributions received from affiliated investments	$1,643,536	$4,319,952	$9,622,532	$11,681,136
Dividends	477,181	1,287,522	2,876,734	3,792,778
Interest	25,992	65,468	147,169	173,205
Securities lending	3,805	19,942	33,137	45,328
Other income received from advisor	27,967	60,023	134,848	193,084
Total investment income	2,178,481	5,752,907	12,814,420	15,885,531
Expenses
Investment management fees	100,406	265,703	594,435	758,986
Distribution and service fees	26,113	70,849	144,066	181,336
Accounting and legal services fees	9,643	25,610	57,384	71,139
Transfer agent fees	339	130	5,138	4,743
Trustees' fees	895	2,515	5,611	7,045
Custodian fees	24,083	24,083	24,083	24,083
State registration fees	27,350	27,260	31,249	30,672
Printing and postage	9,233	9,062	11,186	11,022
Professional fees	24,050	22,930	29,076	30,621
Other	5,906	6,983	9,423	10,597
Total expenses	228,018	455,125	911,651	1,130,244
Less expense reductions	(201,939)	(384,280)	(767,857)	(948,867)
Net expenses	26,079	70,845	143,794	181,377
Net investment income	2,152,402	5,682,062	12,670,626	15,704,154
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	1,391,343	6,270,198	16,707,159	19,344,962
Affiliated investments	(357,907)	(1,272,322)	(2,222,785)	(3,240,186)
Capital gain distributions received from affiliated investments	815,320	2,143,028	4,773,515	5,794,740
	1,848,756	7,140,904	19,257,889	21,899,516
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(464,418)	(3,643,842)	(10,858,850)	(12,107,238)
Affiliated investments	(1,963,057)	(2,608,991)	(6,478,807)	(6,729,358)
	(2,427,475)	(6,252,833)	(17,337,657)	(18,836,596)
Net realized and unrealized gain (loss)	(578,719)	888,071	1,920,232	3,062,920
Increase in net assets from operations	$1,573,683	$6,570,133	$14,590,858	$18,767,074
26	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 2-29-20 (unaudited)

Continued
	Multi-Index 2040 Preservation Portfolio	Multi-Index 2035 Preservation Portfolio	Multi-Index 2030 Preservation Portfolio	Multi-Index 2025 Preservation Portfolio
Investment income
Income distributions received from affiliated investments	$13,452,248	$15,108,780	$12,966,560	$7,237,151
Dividends	5,188,850	7,691,473	11,321,358	12,907,774
Interest	211,255	322,506	353,968	250,742
Securities lending	81,194	98,268	120,519	101,452
Other income received from advisor	190,927	32,580	—	—
Total investment income	19,124,474	23,253,607	24,762,405	20,497,119
Expenses
Investment management fees	1,016,624	1,469,843	2,098,883	2,360,725
Distribution and service fees	221,784	284,574	323,929	295,480
Accounting and legal services fees	87,152	109,556	124,079	112,170
Transfer agent fees	5,542	6,163	6,722	5,119
Trustees' fees	8,667	10,860	12,369	11,229
Custodian fees	24,083	24,083	24,083	24,083
State registration fees	31,088	31,781	31,616	30,802
Printing and postage	10,924	11,029	10,809	10,605
Professional fees	32,289	34,616	36,249	35,448
Other	11,984	13,133	15,856	17,713
Total expenses	1,450,137	1,995,638	2,684,595	2,903,374
Less expense reductions	(1,228,372)	(1,710,963)	(1,939,382)	(1,757,125)
Net expenses	221,765	284,675	745,213	1,146,249
Net investment income	18,902,709	22,968,932	24,017,192	19,350,870
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	22,821,178	24,167,123	23,843,957	23,316,739
Affiliated investments	(3,960,916)	(3,015,470)	2,685,551	7,540,878
Capital gain distributions received from affiliated investments	6,673,348	7,495,115	6,432,409	3,590,182
	25,533,610	28,646,768	32,961,917	34,447,799
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(13,250,056)	(10,307,680)	(8,690,271)	(11,057,515)
Affiliated investments	(7,052,096)	(8,455,810)	(8,994,802)	(10,515,055)
	(20,302,152)	(18,763,490)	(17,685,073)	(21,572,570)
Net realized and unrealized gain	5,231,458	9,883,278	15,276,844	12,875,229
Increase in net assets from operations	$24,134,167	$32,852,210	$39,294,036	$32,226,099
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	27

STATEMENTS OF OPERATIONS For the six months ended 2-29-20 (unaudited)

Continued
	Multi-Index 2020 Preservation Portfolio	Multi-Index Income Preservation Portfolio
Investment income
Income distributions received from affiliated investments	$1,348,449	$324,008
Dividends	7,685,392	4,408,592
Interest	47,814	27,934
Securities lending	54,781	25,777
Total investment income	9,136,436	4,786,311
Expenses
Investment management fees	1,386,697	821,777
Distribution and service fees	144,054	82,178
Accounting and legal services fees	54,577	30,784
Transfer agent fees	2,790	1,537
Trustees' fees	5,613	3,210
Custodian fees	24,083	24,083
State registration fees	31,028	30,044
Printing and postage	10,066	9,721
Professional fees	29,808	27,107
Other	14,831	12,019
Total expenses	1,703,547	1,042,460
Less expense reductions	(953,600)	(551,388)
Net expenses	749,947	491,072
Net investment income	8,386,489	4,295,239
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	9,908,722	8,519,658
Affiliated investments	6,956,548	403,659
Capital gain distributions received from affiliated investments	668,934	160,733
	17,534,204	9,084,050
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(8,788,280)	(7,275,468)
Affiliated investments	(4,552,377)	(911,273)
	(13,340,657)	(8,186,741)
Net realized and unrealized gain	4,193,547	897,309
Increase in net assets from operations	$12,580,036	$5,192,548
28	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Multi-Index 2060 Preservation Portfolio		Multi-Index 2055 Preservation Portfolio		Multi-Index 2050 Preservation Portfolio
	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19
Increase (decrease) in net assets
From operations
Net investment income	$2,152,402	$1,608,281	$5,682,062	$5,736,221	$12,670,626	$13,609,170
Net realized gain	1,848,756	4,520,044	7,140,904	18,286,176	19,257,889	43,976,117
Change in net unrealized appreciation (depreciation)	(2,427,475)	(4,677,201)	(6,252,833)	(21,408,890)	(17,337,657)	(52,922,880)
Increase in net assets resulting from operations	1,573,683	1,451,124	6,570,133	2,613,507	14,590,858	4,662,407
Distributions to shareholders
From earnings
Class R1	(7,282)	(3,300)	(4,327)	(4,825)	(43,915)	(30,901)
Class R2	(12,677)	(9,240)	(18,763)	(12,938)	(74,748)	(117,143)
Class R4	(9,184)	(6,707)	(4,717)	(4,975)	(121,210)	(5,721)
Class R6	(394,138)	(99,454)	(173,850)	(40,594)	(8,007,679)	(4,194,100)
Class 1	(7,773,171)	(4,728,450)	(27,599,428)	(26,093,220)	(56,088,706)	(64,114,967)
Total distributions	(8,196,452)	(4,847,151)	(27,801,085)	(26,156,552)	(64,336,258)	(68,462,832)
Portfolio share transactions
From portfolio share transactions	25,194,815	37,682,343	27,130,503	39,662,470	58,152,726	59,317,349
Total increase (decrease)	18,572,046	34,286,316	5,899,551	16,119,425	8,407,326	(4,483,076)
Net assets
Beginning of period	93,528,874	59,242,558	267,524,624	251,405,199	604,730,794	609,213,870
End of period	$112,100,920	$93,528,874	$273,424,175	$267,524,624	$613,138,120	$604,730,794
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	29

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multi-Index 2045 Preservation Portfolio		Multi-Index 2040 Preservation Portfolio		Multi-Index 2035 Preservation Portfolio
	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19
Increase (decrease) in net assets
From operations
Net investment income	$15,704,154	$17,832,487	$18,902,709	$22,185,721	$22,968,932	$28,907,327
Net realized gain	21,899,516	56,220,738	25,533,610	66,866,854	28,646,768	74,106,002
Change in net unrealized appreciation (depreciation)	(18,836,596)	(67,728,965)	(20,302,152)	(77,657,317)	(18,763,490)	(79,147,229)
Increase in net assets resulting from operations	18,767,074	6,324,260	24,134,167	11,395,258	32,852,210	23,866,100
Distributions to shareholders
From earnings
Class R1	(39,313)	(53,034)	(26,327)	(28,767)	(57,096)	(140,921)
Class R2	(53,859)	(84,340)	(33,924)	(67,035)	(109,633)	(165,236)
Class R4	(5,251)	(5,387)	(17,841)	(5,793)	(6,155)	(5,195)
Class R6	(7,509,848)	(4,338,812)	(8,512,645)	(5,122,069)	(8,661,162)	(5,823,282)
Class 1	(71,885,959)	(83,001,677)	(86,000,544)	(104,487,193)	(101,080,336)	(126,172,725)
Total distributions	(79,494,230)	(87,483,250)	(94,591,281)	(109,710,857)	(109,914,382)	(132,307,359)
Portfolio share transactions
From portfolio share transactions	54,500,464	48,602,041	56,089,010	50,069,603	51,495,879	46,084,240
Total decrease	(6,226,692)	(32,556,949)	(14,368,104)	(48,245,996)	(25,566,293)	(62,357,019)
Net assets
Beginning of period	760,860,100	793,417,049	935,469,181	983,715,177	1,187,295,671	1,249,652,690
End of period	$754,633,408	$760,860,100	$921,101,077	$935,469,181	$1,161,729,378	$1,187,295,671
30	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multi-Index 2030 Preservation Portfolio		Multi-Index 2025 Preservation Portfolio		Multi-Index 2020 Preservation Portfolio
	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19
Increase (decrease) in net assets
From operations
Net investment income	$24,017,192	$34,234,186	$19,350,870	$33,355,388	$8,386,489	$18,178,492
Net realized gain	32,961,917	64,396,893	34,447,799	47,553,129	17,534,204	10,607,548
Change in net unrealized appreciation (depreciation)	(17,685,073)	(51,320,361)	(21,572,570)	(14,670,929)	(13,340,657)	17,039,183
Increase in net assets resulting from operations	39,294,036	47,310,718	32,226,099	66,237,588	12,580,036	45,825,223
Distributions to shareholders
From earnings
Class R1	(57,451)	(127,860)	(21,889)	(27,406)	(8,736)	(10,037)
Class R2	(49,243)	(111,033)	(99,769)	(122,395)	(52,934)	(70,881)
Class R4	(128,526)	(4,731)	(4,679)	(5,068)	(6,458)	(2,941)
Class R6	(8,067,775)	(4,906,584)	(5,378,612)	(3,551,857)	(2,084,851)	(1,623,624)
Class 1	(98,923,584)	(132,543,363)	(79,097,274)	(106,252,510)	(27,127,950)	(41,826,866)
Total distributions	(107,226,579)	(137,693,571)	(84,602,223)	(109,959,236)	(29,280,929)	(43,534,349)
Portfolio share transactions
From portfolio share transactions	30,642,268	33,549,758	(7,881,286)	(47,453,126)	(39,203,931)	(89,146,185)
Total decrease	(37,290,275)	(56,833,095)	(60,257,410)	(91,174,774)	(55,904,824)	(86,855,311)
Net assets
Beginning of period	1,365,478,567	1,422,311,662	1,258,989,209	1,350,163,983	634,156,372	721,011,683
End of period	$1,328,188,292	$1,365,478,567	$1,198,731,799	$1,258,989,209	$578,251,548	$634,156,372
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	31

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multi-Index Income Preservation Portfolio
	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19
Increase (decrease) in net assets
From operations
Net investment income	$4,295,239	$9,703,192
Net realized gain	9,084,050	3,332,104
Change in net unrealized appreciation (depreciation)	(8,186,741)	11,736,721
Increase in net assets resulting from operations	5,192,548	24,772,017
Distributions to shareholders
From earnings
Class R1	(6,013)	(4,897)
Class R2	(22,708)	(18,208)
Class R4	(23,560)	(1,751)
Class R6	(885,176)	(402,849)
Class 1	(11,757,001)	(13,175,471)
Total distributions	(12,694,458)	(13,603,176)
Portfolio share transactions
From portfolio share transactions	(28,663,472)	(55,822,345)
Total decrease	(36,165,382)	(44,653,504)
Net assets
Beginning of period	360,016,758	404,670,262
End of period	$323,851,376	$360,016,758
32	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
Multi-Index 2060 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R1
02-29-2020 [5]	11.73	0.22 [6]	0.09 [7]	0.31	(0.24)	(0.64)	(0.88)	11.16	2.04 [8]	0.92 [9]	0.54 [9]	3.71 [6,9]	— [10]	21
08-31-2019	12.62	0.21 [6]	(0.28)	(0.07)	(0.19)	(0.63)	(0.82)	11.73	0.43	0.93	0.52	1.84 [6]	— [10]	11
08-31-2018	11.88	0.17 [6]	0.99	1.16	(0.18)	(0.24)	(0.42)	12.62	9.87	1.13	0.51	1.36 [6]	— [10]	10
08-31-2017	10.56	0.19 [6]	1.26	1.45	(0.13)	—	(0.13)	11.88	13.89	2.17	0.51	1.68 [6]	— [10]	14
08-31-2016 [11]	10.00	0.01	0.55	0.56	—	—	—	10.56	5.60 [8]	22.82 [9]	0.56 [9]	0.27 [9]	— [10]	— [12]
Class R2
02-29-2020 [5]	11.74	0.22 [6]	0.10 [7]	0.32	(0.25)	(0.64)	(0.89)	11.17	2.21 [8]	0.82 [9]	0.44 [9]	3.64 [6,9]	— [10]	21
08-31-2019	12.64	0.23 [6]	(0.28)	(0.05)	(0.22)	(0.63)	(0.85)	11.74	0.53	0.83	0.42	2.01 [6]	— [10]	11
08-31-2018	11.90	0.20 [6]	0.99	1.19	(0.21)	(0.24)	(0.45)	12.64	10.11	0.88	0.27	1.58 [6]	— [10]	10
08-31-2017	10.58	0.21 [6]	1.26	1.47	(0.15)	—	(0.15)	11.90	14.07	1.92	0.26	1.93 [6]	— [10]	14
08-31-2016 [11]	10.00	0.02	0.56	0.58	—	—	—	10.58	5.80 [8]	22.57 [9]	0.31 [9]	0.52 [9]	— [10]	— [12]
Class R4
02-29-2020 [5]	11.76	0.24 [6]	0.09 [7]	0.33	(0.28)	(0.64)	(0.92)	11.17	2.30 [8]	0.64 [9]	0.16 [9]	4.04 [6,9]	— [10]	21
08-31-2019	12.66	0.26 [6]	(0.29)	(0.03)	(0.24)	(0.63)	(0.87)	11.76	0.75	0.68	0.16	2.19 [6]	— [10]	11
08-31-2018	11.90	0.22 [6]	1.00	1.22	(0.22)	(0.24)	(0.46)	12.66	10.29	0.88	0.16	1.76 [6]	— [10]	10
08-31-2017	10.58	0.23 [6]	1.25	1.48	(0.16)	—	(0.16)	11.90	14.16	1.92	0.16	2.04 [6]	— [10]	14
08-31-2016 [11]	10.00	0.03	0.55	0.58	—	—	—	10.58	5.80 [8]	22.57 [9]	0.21 [9]	0.62 [9]	— [10]	— [12]
Class R6
02-29-2020 [5]	11.78	0.25 [6]	0.08 [7]	0.33	(0.30)	(0.64)	(0.94)	11.17	2.28 [8]	0.39 [9]	— [9]	4.17 [6,9]	6	21
08-31-2019	12.67	0.24 [6]	(0.24)	— [13]	(0.26)	(0.63)	(0.89)	11.78	0.94	0.43	—	2.05 [6]	3	11
08-31-2018	11.92	0.16 [6]	1.07	1.23	(0.24)	(0.24)	(0.48)	12.67	10.46	0.63	—	1.38 [6]	1	10
08-31-2017	10.59	0.24 [6]	1.26	1.50	(0.17)	—	(0.17)	11.92	14.38	1.67	—	2.17 [6]	— [10]	14
08-31-2016 [11]	10.00	0.03	0.56	0.59	—	—	—	10.59	5.90 [8]	22.32 [9]	0.05 [9]	0.79 [9]	— [10]	— [12]
Class 1
02-29-2020 [5]	11.77	0.24 [6]	0.09 [7]	0.33	(0.29)	(0.64)	(0.93)	11.17	2.32 [8]	0.43 [9]	0.05 [9]	4.04 [6,9]	106	21
08-31-2019	12.66	0.25 [6]	(0.26)	(0.01)	(0.25)	(0.63)	(0.88)	11.77	0.89	0.46	0.05	2.18 [6]	90	11
08-31-2018	11.91	0.24 [6]	0.98	1.22	(0.23)	(0.24)	(0.47)	12.66	10.41	0.67	0.05	1.99 [6]	58	10
08-31-2017	10.58	0.17 [6]	1.33	1.50	(0.17)	—	(0.17)	11.91	14.35	1.70	0.05	1.51 [6]	26	14
08-31-2016 [11]	10.00	0.01	0.57	0.58	—	—	—	10.58	5.80 [8]	22.36 [9]	0.10 [9]	0.35 [9]	3	— [12]

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-29-20. Unaudited.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of less than $0.005, $0.01, $0.01 and less than $0.005 per share and 0.05%, 0.06%, 0.05% and 0.04% for the periods ended 2-29-20, 8-31-19, 8-31-18 and 8-31-17, respectively.
[7] The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio.
[8] Not annualized.
[9] Annualized.
[10] Less than $500,000.
[11] Period from 3-30-16 (commencement of operations) to 8-31-16.
[12] Less than 1%.
[13] Less than $0.005 per share.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	33

Financial highlights continued
Multi-Index 2055 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R1
02-29-2020 [5]	10.85	0.20 [6]	0.10	0.30	(0.24)	(0.83)	(1.07)	10.08	2.16 [7]	0.79 [8]	0.52 [8]	3.66 [6,8]	— [9]	23
08-31-2019	12.16	0.22 [6]	(0.33)	(0.11)	(0.21)	(0.99)	(1.20)	10.85	0.39	0.78	0.51	1.96 [6]	— [9]	13
08-31-2018	11.82	0.17 [6]	0.97	1.14	(0.20)	(0.60)	(0.80)	12.16	9.89	0.80	0.51	1.38 [6]	— [9]	10
08-31-2017	10.71	0.19 [6]	1.25	1.44	(0.17)	(0.16)	(0.33)	11.82	13.85	0.80	0.51	1.68 [6]	— [9]	11
08-31-2016	10.08	0.16	0.63	0.79	(0.12)	(0.04)	(0.16)	10.71	8.00	0.87	0.55	1.59	— [9]	3
08-31-2015	10.62	0.14	(0.56)	(0.42)	(0.10)	(0.02)	(0.12)	10.08	(4.04)	7.62	0.77	1.32	— [9]	13
Class R2
02-29-2020 [5]	10.86	0.20 [6]	0.11	0.31	(0.25)	(0.83)	(1.08)	10.09	2.20 [7]	0.73 [8]	0.46 [8]	3.64 [6,8]	— [9]	23
08-31-2019	12.18	0.20 [6]	(0.31)	(0.11)	(0.22)	(0.99)	(1.21)	10.86	0.47	0.70	0.43	1.80 [6]	— [9]	13
08-31-2018	11.84	0.16 [6]	1.01	1.17	(0.23)	(0.60)	(0.83)	12.18	10.13	0.60	0.31	1.35 [6]	— [9]	10
08-31-2017	10.73	0.21 [6]	1.26	1.47	(0.20)	(0.16)	(0.36)	11.84	14.11	0.55	0.27	1.93 [6]	— [9]	11
08-31-2016	10.10	0.19	0.63	0.82	(0.15)	(0.04)	(0.19)	10.73	8.26	0.62	0.30	1.84	— [9]	3
08-31-2015	10.64	0.17	(0.57)	(0.40)	(0.12)	(0.02)	(0.14)	10.10	(3.85)	7.39	0.52	1.57	— [9]	13
Class R4
02-29-2020 [5]	10.88	0.23 [6]	0.10	0.33	(0.28)	(0.83)	(1.11)	10.10	2.41 [7]	0.54 [8]	0.16 [8]	4.07 [6,8]	— [9]	23
08-31-2019	12.20	0.25 [6]	(0.33)	(0.08)	(0.25)	(0.99)	(1.24)	10.88	0.72	0.53	0.16	2.31 [6]	— [9]	13
08-31-2018	11.85	0.21 [6]	0.98	1.19	(0.24)	(0.60)	(0.84)	12.20	10.32	0.55	0.16	1.73 [6]	— [9]	10
08-31-2017	10.74	0.23 [6]	1.25	1.48	(0.21)	(0.16)	(0.37)	11.85	14.21	0.55	0.17	2.03 [6]	— [9]	11
08-31-2016	10.11	0.20	0.63	0.83	(0.16)	(0.04)	(0.20)	10.74	8.37	0.62	0.20	1.94	— [9]	3
08-31-2015	10.65	0.18	(0.56)	(0.38)	(0.14)	(0.02)	(0.16)	10.11	(3.67)	7.38	0.37	1.72	— [9]	13
Class R6
02-29-2020 [5]	10.89	0.23 [6]	0.10	0.33	(0.30)	(0.83)	(1.13)	10.09	2.37 [7]	0.28 [8]	— [8]	4.13 [6,8]	2	23
08-31-2019	12.21	0.19 [6]	(0.25)	(0.06)	(0.27)	(0.99)	(1.26)	10.89	0.92	0.28	—	1.79 [6]	1	13
08-31-2018	11.86	0.19 [6]	1.02	1.21	(0.26)	(0.60)	(0.86)	12.21	10.48	0.30	—	1.61 [6]	— [9]	10
08-31-2017	10.75	0.24 [6]	1.26	1.50	(0.23)	(0.16)	(0.39)	11.86	14.38	0.30	—	2.11 [6]	— [9]	11
08-31-2016	10.12	0.21	0.64	0.85	(0.18)	(0.04)	(0.22)	10.75	8.54	0.37	0.03	2.04	— [9]	3
08-31-2015	10.66	0.20	(0.56)	(0.36)	(0.16)	(0.02)	(0.18)	10.12	(3.48)	7.75	0.18	1.91	— [9]	13
Class 1
02-29-2020 [5]	10.88	0.22 [6]	0.11	0.33	(0.29)	(0.83)	(1.12)	10.09	2.41 [7]	0.32 [8]	0.05 [8]	4.02 [6,8]	271	23
08-31-2019	12.21	0.25 [6]	(0.33)	(0.08)	(0.26)	(0.99)	(1.25)	10.88	0.78	0.32	0.05	2.29 [6]	266	13
08-31-2018	11.85	0.26 [6]	0.96	1.22	(0.26)	(0.60)	(0.86)	12.21	10.52	0.33	0.05	2.13 [6]	251	10
08-31-2017	10.74	0.23 [6]	1.26	1.49	(0.22)	(0.16)	(0.38)	11.85	14.34	0.34	0.05	2.07 [6]	210	11
08-31-2016	10.11	0.18	0.66	0.84	(0.17)	(0.04)	(0.21)	10.74	8.50	0.40	0.08	1.79	152	3
08-31-2015	10.65	0.14	(0.51)	(0.37)	(0.15)	(0.02)	(0.17)	10.11	(3.52)	0.69	0.23	1.32	62	13

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-29-20. Unaudited.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of less than $0.005, $0.01, $0.01 and less than $0.005 per share and 0.04%, 0.05%, 0.04% and 0.03% for the periods ended 2-29-20, 8-31-19, 8-31-18 and 8-31-17, respectively.
[7] Not annualized.
[8] Annualized.
[9] Less than $500,000.
34	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2050 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R1
02-29-2020 [5]	12.15	0.20 [6]	0.12	0.32	(0.23)	(0.98)	(1.21)	11.26	2.01 [7]	1.00 [8]	0.76 [8]	3.29 [6,8]	— [9]	23
08-31-2019	13.80	0.17 [6]	(0.35)	(0.18)	(0.21)	(1.26)	(1.47)	12.15	0.09	1.00	0.76	1.42 [6]	— [9]	16
08-31-2018	13.55	0.19 [6]	1.09	1.28	(0.22)	(0.81)	(1.03)	13.80	9.80	0.96	0.72	1.41 [6]	— [9]	13
08-31-2017	12.45	0.19 [6]	1.45	1.64	(0.20)	(0.34)	(0.54)	13.55	13.60	0.90	0.67	1.45 [6]	— [9]	12
08-31-2016	11.87	0.17	0.75	0.92	(0.16)	(0.18)	(0.34)	12.45	7.90	0.86	0.66	1.43	— [9]	6
08-31-2015	12.64	0.15	(0.70)	(0.55)	(0.14)	(0.08)	(0.22)	11.87	(4.41)	3.77	0.83	1.20	— [9]	5
Class R2
02-29-2020 [5]	12.16	0.21 [6]	0.12	0.33	(0.26)	(0.98)	(1.24)	11.25	2.17 [7]	0.75 [8]	0.51 [8]	3.39 [6,8]	1	23
08-31-2019	13.80	0.21 [6]	(0.35)	(0.14)	(0.24)	(1.26)	(1.50)	12.16	0.38	0.75	0.51	1.73 [6]	1	16
08-31-2018	13.56	0.17 [6]	1.14	1.31	(0.26)	(0.81)	(1.07)	13.80	9.91	0.74	0.50	1.29 [6]	1	13
08-31-2017	12.46	0.18 [6]	1.49	1.67	(0.23)	(0.34)	(0.57)	13.56	13.96	0.62	0.39	1.44 [6]	1	12
08-31-2016	11.87	0.20	0.76	0.96	(0.19)	(0.18)	(0.37)	12.46	8.24	0.61	0.41	1.73	— [9]	6
08-31-2015	12.64	0.20	(0.72)	(0.52)	(0.17)	(0.08)	(0.25)	11.87	(4.18)	3.12	0.59	1.56	— [9]	5
Class R4
02-29-2020 [5]	12.19	0.33 [6]	0.03	0.36	(0.29)	(0.98)	(1.27)	11.28	2.33 [7]	0.59 [8]	0.25 [8]	5.30 [6,8]	1	23
08-31-2019	13.85	0.14 [6]	(0.25)	(0.11)	(0.29)	(1.26)	(1.55)	12.19	0.73	0.56	0.22	1.19 [6]	— [9]	16
08-31-2018	13.59	0.23 [6]	1.13	1.36	(0.29)	(0.81)	(1.10)	13.85	10.29	0.50	0.16	1.68 [6]	— [9]	13
08-31-2017	12.49	0.25 [6]	1.45	1.70	(0.26)	(0.34)	(0.60)	13.59	14.14	0.59	0.25	1.98 [6]	— [9]	12
08-31-2016	11.91	0.23	0.74	0.97	(0.21)	(0.18)	(0.39)	12.49	8.31	0.51	0.20	1.97	— [9]	6
08-31-2015	12.68	0.22	(0.71)	(0.49)	(0.20)	(0.08)	(0.28)	11.91	(3.93)	4.22	0.39	1.73	— [9]	5
Class R6
02-29-2020 [5]	12.15	0.25 [6]	0.13	0.38	(0.33)	(0.98)	(1.31)	11.22	2.41 [7]	0.25 [8]	— [8]	4.09 [6,8]	83	23
08-31-2019	13.81	0.25 [6]	(0.34)	(0.09)	(0.31)	(1.26)	(1.57)	12.15	0.93	0.25	—	2.03 [6]	65	16
08-31-2018	13.55	0.26 [6]	1.12	1.38	(0.31)	(0.81)	(1.12)	13.81	10.49	0.25	—	1.93 [6]	30	13
08-31-2017	12.45	0.19 [6]	1.53	1.72	(0.28)	(0.34)	(0.62)	13.55	14.38	0.25	—	1.45 [6]	11	12
08-31-2016	11.87	0.18	0.81	0.99	(0.23)	(0.18)	(0.41)	12.45	8.54	0.26	0.04	1.57	— [9]	6
08-31-2015	12.64	0.23	(0.69)	(0.46)	(0.23)	(0.08)	(0.31)	11.87	(3.71)	3.41	0.19	1.83	— [9]	5
Class 1
02-29-2020 [5]	12.15	0.25 [6]	0.12	0.37	(0.32)	(0.98)	(1.30)	11.22	2.36 [7]	0.29 [8]	0.05 [8]	3.98 [6,8]	528	23
08-31-2019	13.81	0.29 [6]	(0.39)	(0.10)	(0.30)	(1.26)	(1.56)	12.15	0.87	0.29	0.05	2.34 [6]	538	16
08-31-2018	13.55	0.30 [6]	1.07	1.37	(0.30)	(0.81)	(1.11)	13.81	10.44	0.29	0.05	2.17 [6]	578	13
08-31-2017	12.45	0.27 [6]	1.44	1.71	(0.27)	(0.34)	(0.61)	13.55	14.33	0.28	0.05	2.14 [6]	573	12
08-31-2016	11.87	0.24	0.75	0.99	(0.23)	(0.18)	(0.41)	12.45	8.49	0.29	0.09	2.01	522	6
08-31-2015	12.64	0.23	(0.69)	(0.46)	(0.23)	(0.08)	(0.31)	11.87	(3.75)	0.28	0.24	1.81	424	5

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-29-20. Unaudited.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of less than $0.005 per share, $0.01, $0.01 and less than $0.005 per share and 0.04%, 0.05%, 0.04% and 0.03% for the periods ended 2-29-20, 8-31-19, 8-31-18 and 8-31-17, respectively.
[7] Not annualized.
[8] Annualized.
[9] Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	35

Financial highlights continued
Multi-Index 2045 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R1
02-29-2020 [5]	13.68	0.23 [6]	0.13	0.36	(0.27)	(1.10)	(1.37)	12.67	2.01 [7]	0.98 [8]	0.74 [8]	3.34 [6,8]	— [9]	25
08-31-2019	15.50	0.25 [6]	(0.43)	(0.18)	(0.24)	(1.40)	(1.64)	13.68	0.24	0.99	0.75	1.77 [6]	— [9]	16
08-31-2018	15.19	0.24 [6]	1.18	1.42	(0.24)	(0.87)	(1.11)	15.50	9.62	0.99	0.75	1.54 [6]	1	12
08-31-2017	13.97	0.19 [6]	1.62	1.81	(0.21)	(0.38)	(0.59)	15.19	13.47	0.96	0.73	1.31 [6]	1	12
08-31-2016	13.33	0.17	0.85	1.02	(0.18)	(0.20)	(0.38)	13.97	7.74	0.97	0.77	1.29	— [9]	6
08-31-2015	14.17	0.16	(0.78)	(0.62)	(0.15)	(0.07)	(0.22)	13.33	(4.45)	2.77	0.90	1.14	— [9]	5
Class R2
02-29-2020 [5]	13.69	0.25 [6]	0.13	0.38	(0.30)	(1.10)	(1.40)	12.67	2.09 [7]	0.75 [8]	0.51 [8]	3.55 [6,8]	1	25
08-31-2019	15.52	0.26 [6]	(0.42)	(0.16)	(0.27)	(1.40)	(1.67)	13.69	0.53	0.75	0.51	1.87 [6]	— [9]	16
08-31-2018	15.20	0.24 [6]	1.22	1.46	(0.27)	(0.87)	(1.14)	15.52	9.80	0.75	0.51	1.60 [6]	1	12
08-31-2017	13.97	0.16 [6]	1.69	1.85	(0.24)	(0.38)	(0.62)	15.20	13.88	0.74	0.50	1.14 [6]	1	12
08-31-2016	13.33	0.20	0.85	1.05	(0.21)	(0.20)	(0.41)	13.97	8.04	0.77	0.53	1.53	— [9]	6
08-31-2015	14.17	0.23	(0.81)	(0.58)	(0.19)	(0.07)	(0.26)	13.33	(4.22)	2.98	0.61	1.66	— [9]	5
Class R4
02-29-2020 [5]	13.76	0.29 [6]	0.11	0.40	(0.35)	(1.10)	(1.45)	12.71	2.27 [7]	0.50 [8]	0.16 [8]	4.15 [6,8]	— [9]	25
08-31-2019	15.59	0.33 [6]	(0.43)	(0.10)	(0.33)	(1.40)	(1.73)	13.76	0.87	0.50	0.16	2.36 [6]	— [9]	16
08-31-2018	15.27	0.27 [6]	1.24	1.51	(0.32)	(0.87)	(1.19)	15.59	10.21	0.50	0.16	1.71 [6]	— [9]	12
08-31-2017	14.03	0.30 [6]	1.61	1.91	(0.29)	(0.38)	(0.67)	15.27	14.19	0.49	0.16	2.07 [6]	— [9]	12
08-31-2016	13.37	0.26	0.84	1.10	(0.24)	(0.20)	(0.44)	14.03	8.40	0.50	0.20	1.97	— [9]	6
08-31-2015	14.21	0.24	(0.79)	(0.55)	(0.22)	(0.07)	(0.29)	13.37	(3.97)	4.22	0.38	1.73	— [9]	5
Class R6
02-29-2020 [5]	13.69	0.28 [6]	0.14	0.42	(0.37)	(1.10)	(1.47)	12.64	2.43 [7]	0.25 [8]	— [8]	4.09 [6,8]	77	25
08-31-2019	15.53	0.30 [6]	(0.39)	(0.09)	(0.35)	(1.40)	(1.75)	13.69	1.01	0.25	—	2.19 [6]	59	16
08-31-2018	15.22	0.29 [6]	1.24	1.53	(0.35)	(0.87)	(1.22)	15.53	10.35	0.25	—	1.91 [6]	32	12
08-31-2017	13.99	0.20 [6]	1.72	1.92	(0.31)	(0.38)	(0.69)	15.22	14.35	0.24	—	1.36 [6]	10	12
08-31-2016	13.33	0.27	0.86	1.13	(0.27)	(0.20)	(0.47)	13.99	8.62	0.25	0.03	2.02	— [9]	6
08-31-2015	14.18	0.23	(0.76)	(0.53)	(0.25)	(0.07)	(0.32)	13.33	(3.82)	3.09	0.19	1.64	— [9]	5
Class 1
02-29-2020 [5]	13.69	0.28 [6]	0.14	0.42	(0.37)	(1.10)	(1.47)	12.64	2.38 [7]	0.29 [8]	0.05 [8]	3.99 [6,8]	676	25
08-31-2019	15.53	0.33 [6]	(0.42)	(0.09)	(0.35)	(1.40)	(1.75)	13.69	0.95	0.29	0.05	2.38 [6]	701	16
08-31-2018	15.21	0.34 [6]	1.19	1.53	(0.34)	(0.87)	(1.21)	15.53	10.37	0.29	0.05	2.20 [6]	760	12
08-31-2017	13.98	0.31 [6]	1.60	1.91	(0.30)	(0.38)	(0.68)	15.21	14.30	0.28	0.05	2.15 [6]	741	12
08-31-2016	13.33	0.27	0.84	1.11	(0.26)	(0.20)	(0.46)	13.98	8.49	0.28	0.08	2.01	678	6
08-31-2015	14.17	0.26	(0.78)	(0.52)	(0.25)	(0.07)	(0.32)	13.33	(3.80)	0.28	0.24	1.83	554	5

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-29-20. Unaudited.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of less than $0.005, $0.01, $0.01 and less than $0.005 per share and 0.05%, 0.06%, 0.05% and 0.03% for the periods ended 2-29-20, 8-31-19, 8-31-18 and 8-31-17, respectively.
[7] Not annualized.
[8] Annualized.
[9] Less than $500,000.
36	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2040 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R1
02-29-2020 [5]	13.56	0.23 [6]	0.14	0.37	(0.27)	(1.05)	(1.32)	12.61	2.17 [7]	0.98 [8]	0.73 [8]	3.30 [6,8]	— [9]	26
08-31-2019	15.32	0.24 [6]	(0.36)	(0.12)	(0.24)	(1.40)	(1.64)	13.56	0.64	1.00	0.75	1.75 [6]	— [9]	18
08-31-2018	15.09	0.23 [6]	1.12	1.35	(0.26)	(0.86)	(1.12)	15.32	9.16	0.96	0.71	1.50 [6]	— [9]	16
08-31-2017	13.92	0.19 [6]	1.58	1.77	(0.23)	(0.37)	(0.60)	15.09	13.15	0.88	0.65	1.36 [6]	— [9]	13
08-31-2016	13.29	0.19	0.83	1.02	(0.19)	(0.20)	(0.39)	13.92	7.79	0.83	0.63	1.45	— [9]	7
08-31-2015	14.12	0.16	(0.76)	(0.60)	(0.15)	(0.08)	(0.23)	13.29	(4.34)	4.03	0.80	1.15	— [9]	5
Class R2
02-29-2020 [5]	13.57	0.24 [6]	0.14	0.38	(0.30)	(1.05)	(1.35)	12.60	2.30 [7]	0.77 [8]	0.51 [8]	3.39 [6,8]	— [9]	26
08-31-2019	15.33	0.27 [6]	(0.35)	(0.08)	(0.28)	(1.40)	(1.68)	13.57	0.87	0.76	0.51	1.95 [6]	— [9]	18
08-31-2018	15.10	0.18 [6]	1.20	1.38	(0.29)	(0.86)	(1.15)	15.33	9.40	0.73	0.48	1.19 [6]	1	16
08-31-2017	13.92	0.21 [6]	1.60	1.81	(0.26)	(0.37)	(0.63)	15.10	13.51	0.61	0.38	1.46 [6]	— [9]	13
08-31-2016	13.26	0.23	0.82	1.05	(0.19)	(0.20)	(0.39)	13.92	8.10	0.53	0.33	1.72	— [9]	7
08-31-2015	14.12	0.36	(0.96)	(0.60)	(0.18)	(0.08)	(0.26)	13.26	(4.32)	2.06	0.69	2.57	— [9]	5
Class R4
02-29-2020 [5]	13.64	0.31 [6]	0.09	0.40	(0.34)	(1.05)	(1.39)	12.65	2.33 [7]	0.58 [8]	0.22 [8]	4.54 [6,8]	— [9]	26
08-31-2019	15.41	0.27 [6]	(0.31)	(0.04)	(0.33)	(1.40)	(1.73)	13.64	1.27	0.54	0.19	1.95 [6]	— [9]	18
08-31-2018	15.16	0.27 [6]	1.17	1.44	(0.33)	(0.86)	(1.19)	15.41	9.76	0.51	0.17	1.76 [6]	— [9]	16
08-31-2017	13.97	0.28 [6]	1.57	1.85	(0.29)	(0.37)	(0.66)	15.16	13.72	0.50	0.17	1.97 [6]	— [9]	13
08-31-2016	13.33	0.26	0.82	1.08	(0.24)	(0.20)	(0.44)	13.97	8.27	0.50	0.20	1.95	— [9]	7
08-31-2015	14.17	0.24	(0.79)	(0.55)	(0.21)	(0.08)	(0.29)	13.33	(3.93)	4.24	0.39	1.72	— [9]	5
Class R6
02-29-2020 [5]	13.55	0.27 [6]	0.15	0.42	(0.37)	(1.05)	(1.42)	12.55	2.50 [7]	0.27 [8]	— [8]	4.00 [6,8]	90	26
08-31-2019	15.33	0.29 [6]	(0.31)	(0.02)	(0.36)	(1.40)	(1.76)	13.55	1.42	0.26	—	2.16 [6]	72	18
08-31-2018	15.09	0.30 [6]	1.15	1.45	(0.35)	(0.86)	(1.21)	15.33	9.90	0.26	—	2.01 [6]	37	16
08-31-2017	13.91	0.20 [6]	1.66	1.86	(0.31)	(0.37)	(0.68)	15.09	13.90	0.25	—	1.40 [6]	14	13
08-31-2016	13.27	0.25	0.85	1.10	(0.26)	(0.20)	(0.46)	13.91	8.50	0.25	0.03	1.94	1	7
08-31-2015	14.12	0.16	(0.68)	(0.52)	(0.25)	(0.08)	(0.33)	13.27	(3.78)	1.07	0.19	1.19	1	5
Class 1
02-29-2020 [5]	13.57	0.27 [6]	0.14	0.41	(0.36)	(1.05)	(1.41)	12.57	2.44 [7]	0.30 [8]	0.05 [8]	3.92 [6,8]	831	26
08-31-2019	15.34	0.33 [6]	(0.35)	(0.02)	(0.35)	(1.40)	(1.75)	13.57	1.44	0.30	0.05	2.40 [6]	862	18
08-31-2018	15.10	0.33 [6]	1.11	1.44	(0.34)	(0.86)	(1.20)	15.34	9.84	0.29	0.05	2.20 [6]	946	16
08-31-2017	13.92	0.30 [6]	1.55	1.85	(0.30)	(0.37)	(0.67)	15.10	13.83	0.28	0.05	2.14 [6]	969	13
08-31-2016	13.28	0.26	0.83	1.09	(0.25)	(0.20)	(0.45)	13.92	8.44	0.28	0.08	2.00	892	7
08-31-2015	14.13	0.25	(0.78)	(0.53)	(0.24)	(0.08)	(0.32)	13.28	(3.83)	0.28	0.24	1.82	743	5

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-29-20. Unaudited.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of less than $0.005 per share, $0.01, $0.01 and less than $0.005 per share and 0.04%, 0.05%, 0.05% and 0.03% for the periods ended 2-29-20, 8-31-19, 8-31-18 and 8-31-17, respectively.
[7] Not annualized.
[8] Annualized.
[9] Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	37

Financial highlights continued
Multi-Index 2035 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R1
02-29-2020 [5]	13.45	0.22 [6]	0.15	0.37	(0.28)	(0.92)	(1.20)	12.62	2.31 [7]	0.93 [8]	0.65 [8]	3.20 [6,8]	1	28
08-31-2019	14.94	0.33 [6]	(0.28)	0.05	(0.25)	(1.29)	(1.54)	13.45	1.65	0.91	0.63	2.37 [6]	1	19
08-31-2018	14.82	0.24 [6]	0.93	1.17	(0.24)	(0.81)	(1.05)	14.94	8.06	0.93	0.66	1.59 [6]	1	17
08-31-2017	13.77	0.16 [6]	1.43	1.59	(0.20)	(0.34)	(0.54)	14.82	12.02	0.96	0.71	1.15 [6]	1	15
08-31-2016	13.18	0.17	0.78	0.95	(0.17)	(0.19)	(0.36)	13.77	7.39	1.04	0.80	1.29	1	7
08-31-2015	13.98	0.08	(0.64)	(0.56)	(0.15)	(0.09)	(0.24)	13.18	(4.09)	2.39	0.87	0.56	1	6
Class R2
02-29-2020 [5]	13.41	0.22 [6]	0.17	0.39	(0.30)	(0.92)	(1.22)	12.58	2.45 [7]	0.80 [8]	0.51 [8]	3.28 [6,8]	1	28
08-31-2019	14.92	0.26 [6]	(0.21)	0.05	(0.27)	(1.29)	(1.56)	13.41	1.71	0.79	0.51	1.93 [6]	1	19
08-31-2018	14.81	0.20 [6]	0.99	1.19	(0.27)	(0.81)	(1.08)	14.92	8.21	0.79	0.52	1.36 [6]	2	17
08-31-2017	13.77	0.21 [6]	1.41	1.62	(0.24)	(0.34)	(0.58)	14.81	12.22	0.73	0.48	1.47 [6]	1	15
08-31-2016	13.17	0.21	0.78	0.99	(0.20)	(0.19)	(0.39)	13.77	7.73	0.78	0.55	1.61	— [9]	7
08-31-2015	13.98	0.24	(0.77)	(0.53)	(0.19)	(0.09)	(0.28)	13.17	(3.93)	2.16	0.67	1.71	— [9]	6
Class R4
02-29-2020 [5]	13.49	0.27 [6]	0.14	0.41	(0.34)	(0.92)	(1.26)	12.64	2.61 [7]	0.56 [8]	0.18 [8]	3.93 [6,8]	— [9]	28
08-31-2019	15.00	0.32 [6]	(0.22)	0.10	(0.32)	(1.29)	(1.61)	13.49	2.09	0.54	0.17	2.34 [6]	— [9]	19
08-31-2018	14.88	0.27 [6]	0.98	1.25	(0.32)	(0.81)	(1.13)	15.00	8.61	0.53	0.16	1.79 [6]	— [9]	17
08-31-2017	13.83	0.29 [6]	1.38	1.67	(0.28)	(0.34)	(0.62)	14.88	12.61	0.52	0.16	2.05 [6]	— [9]	15
08-31-2016	13.22	0.26	0.78	1.04	(0.24)	(0.19)	(0.43)	13.83	8.06	0.52	0.22	1.96	— [9]	7
08-31-2015	14.03	0.24	(0.74)	(0.50)	(0.22)	(0.09)	(0.31)	13.22	(3.68)	4.29	0.40	1.72	— [9]	6
Class R6
02-29-2020 [5]	13.43	0.26 [6]	0.16	0.42	(0.37)	(0.92)	(1.29)	12.56	2.64 [7]	0.29 [8]	— [8]	3.87 [6,8]	99	28
08-31-2019	14.95	0.31 [6]	(0.19)	0.12	(0.35)	(1.29)	(1.64)	13.43	2.25	0.29	—	2.30 [6]	81	19
08-31-2018	14.83	0.30 [6]	0.97	1.27	(0.34)	(0.81)	(1.15)	14.95	8.81	0.28	—	2.03 [6]	44	17
08-31-2017	13.78	0.19 [6]	1.50	1.69	(0.30)	(0.34)	(0.64)	14.83	12.84	0.27	—	1.34 [6]	15	15
08-31-2016	13.18	0.26	0.79	1.05	(0.26)	(0.19)	(0.45)	13.78	8.21	0.27	0.05	1.99	— [9]	7
08-31-2015	13.99	0.24	(0.71)	(0.47)	(0.25)	(0.09)	(0.34)	13.18	(3.46)	1.29	0.21	1.76	— [9]	6
Class 1
02-29-2020 [5]	13.41	0.26 [6]	0.16	0.42	(0.36)	(0.92)	(1.28)	12.55	2.66 [7]	0.33 [8]	0.05 [8]	3.79 [6,8]	1,061	28
08-31-2019	14.93	0.33 [6]	(0.22)	0.11	(0.34)	(1.29)	(1.63)	13.41	2.19	0.33	0.05	2.46 [6]	1,105	19
08-31-2018	14.82	0.33 [6]	0.92	1.25	(0.33)	(0.81)	(1.14)	14.93	8.70	0.32	0.05	2.23 [6]	1,202	17
08-31-2017	13.77	0.30 [6]	1.39	1.69	(0.30)	(0.34)	(0.64)	14.82	12.80	0.30	0.05	2.14 [6]	1,244	15
08-31-2016	13.17	0.26	0.78	1.04	(0.25)	(0.19)	(0.44)	13.77	8.16	0.30	0.10	2.03	1,192	7
08-31-2015	13.98	0.25	(0.72)	(0.47)	(0.25)	(0.09)	(0.34)	13.17	(3.50)	0.29	0.26	1.82	1,024	6

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-29-20. Unaudited.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of less than $0.005, less than $0.005, less than $0.005 and less than $0.005 per share and 0.01%, 0.02%, 0.02% and 0.03% for the periods ended 2-29-20, 8-31-19, 8-31-18 and 8-31-17, respectively.
[7] Not annualized.
[8] Annualized.
[9] Less than $500,000.
38	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2030 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R1
02-29-2020 [5]	13.18	0.19	0.17	0.36	(0.27)	(0.72)	(0.99)	12.55	2.48 [6]	1.06 [7]	0.78 [7]	2.86 [7]	1	35
08-31-2019	14.25	0.31	(0.04) [8]	0.27	(0.25)	(1.09)	(1.34)	13.18	2.98	1.03	0.75	2.30	1	22
08-31-2018	14.33	0.22	0.64	0.86	(0.23)	(0.71)	(0.94)	14.25	6.11	1.00	0.71	1.53	1	18
08-31-2017	13.47	0.18	1.14	1.32	(0.19)	(0.27)	(0.46)	14.33	10.14	0.99	0.73	1.28	1	15
08-31-2016	12.92	0.13	0.79	0.92	(0.17)	(0.20)	(0.37)	13.47	7.23	1.06	0.84	1.03	— [9]	7
08-31-2015	13.64	0.17	(0.67)	(0.50)	(0.14)	(0.08)	(0.22)	12.92	(3.70)	3.12	0.92	1.23	— [9]	7
Class R2
02-29-2020 [5]	13.16	0.20	0.18	0.38	(0.30)	(0.72)	(1.02)	12.52	2.62 [6]	0.86 [7]	0.57 [7]	2.98 [7]	1	35
08-31-2019	14.24	0.26	0.02	0.28	(0.27)	(1.09)	(1.36)	13.16	3.21	0.85	0.56	2.00	1	22
08-31-2018	14.32	0.22	0.66	0.88	(0.25)	(0.71)	(0.96)	14.24	6.24	0.84	0.55	1.53	1	18
08-31-2017	13.46	0.18	1.18	1.36	(0.23)	(0.27)	(0.50)	14.32	10.42	0.79	0.53	1.33	1	15
08-31-2016	12.92	0.16	0.77	0.93	(0.19)	(0.20)	(0.39)	13.46	7.38	0.81	0.59	1.25	— [9]	7
08-31-2015	13.65	0.29	(0.76)	(0.47)	(0.18)	(0.08)	(0.26)	12.92	(3.53)	2.20	0.74	2.10	— [9]	7
Class R4
02-29-2020 [5]	13.25	0.25	0.14	0.39	(0.33)	(0.72)	(1.05)	12.59	2.69 [6]	0.70 [7]	0.32 [7]	3.83 [7]	2	35
08-31-2019	14.32	0.19	0.15	0.34	(0.32)	(1.09)	(1.41)	13.25	3.57	0.67	0.28	1.48	1	22
08-31-2018	14.39	0.28	0.66	0.94	(0.30)	(0.71)	(1.01)	14.32	6.72	0.58	0.19	1.91	— [9]	18
08-31-2017	13.53	0.28	1.12	1.40	(0.27)	(0.27)	(0.54)	14.39	10.73	0.56	0.20	2.03	— [9]	15
08-31-2016	12.97	0.25	0.74	0.99	(0.23)	(0.20)	(0.43)	13.53	7.80	0.55	0.25	1.94	— [9]	7
08-31-2015	13.69	0.23	(0.66)	(0.43)	(0.21)	(0.08)	(0.29)	12.97	(3.21)	4.41	0.43	1.71	— [9]	7
Class R6
02-29-2020 [5]	13.17	0.23	0.18	0.41	(0.36)	(0.72)	(1.08)	12.50	2.88 [6]	0.36 [7]	0.06 [7]	3.55 [7]	108	35
08-31-2019	14.25	0.30	0.05	0.35	(0.34)	(1.09)	(1.43)	13.17	3.73	0.35	0.04	2.33	88	22
08-31-2018	14.33	0.29	0.67	0.96	(0.33)	(0.71)	(1.04)	14.25	6.84	0.33	0.03	2.10	43	18
08-31-2017	13.47	0.21	1.21	1.42	(0.29)	(0.27)	(0.56)	14.33	10.96	0.31	0.04	1.56	16	15
08-31-2016	12.92	0.20	0.80	1.00	(0.25)	(0.20)	(0.45)	13.47	7.95	0.30	0.09	1.63	1	7
08-31-2015	13.64	0.19	(0.59)	(0.40)	(0.24)	(0.08)	(0.32)	12.92	(2.99)	1.21	0.24	1.42	1	7
Class 1
02-29-2020 [5]	13.17	0.23	0.17	0.40	(0.35)	(0.72)	(1.07)	12.50	2.83 [6]	0.39 [7]	0.11 [7]	3.50 [7]	1,217	35
08-31-2019	14.25	0.33	0.02	0.35	(0.34)	(1.09)	(1.43)	13.17	3.67	0.38	0.09	2.54	1,275	22
08-31-2018	14.33	0.32	0.63	0.95	(0.32)	(0.71)	(1.03)	14.25	6.79	0.37	0.08	2.28	1,377	18
08-31-2017	13.48	0.29	1.11	1.40	(0.28)	(0.27)	(0.55)	14.33	10.83	0.35	0.09	2.14	1,468	15
08-31-2016	12.93	0.26	0.73	0.99	(0.24)	(0.20)	(0.44)	13.48	7.89	0.34	0.14	2.02	1,440	7
08-31-2015	13.65	0.25	(0.65)	(0.40)	(0.24)	(0.08)	(0.32)	12.93	(3.03)	0.32	0.29	1.82	1,245	7

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-29-20. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio.
[9] Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	39

Financial highlights continued
Multi-Index 2025 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R1
02-29-2020 [5]	12.64	0.16	0.13	0.29	(0.28)	(0.53)	(0.81)	12.12	2.23 [6]	1.11 [7]	0.83 [7]	2.49 [7]	— [8]	32
08-31-2019	13.15	0.24	0.29	0.53	(0.23)	(0.81)	(1.04)	12.64	4.84	1.14	0.85	1.93	— [8]	17
08-31-2018	13.49	0.21	0.25	0.46	(0.21)	(0.59)	(0.80)	13.15	3.46	1.12	0.83	1.57	— [8]	14
08-31-2017	12.97	0.13	0.75	0.88	(0.18)	(0.18)	(0.36)	13.49	7.03	1.15	0.86	1.00	— [8]	14
08-31-2016	12.52	0.17	0.63	0.80	(0.16)	(0.19)	(0.35)	12.97	6.52	1.11	0.90	1.35	— [8]	9
08-31-2015	13.09	0.18	(0.55)	(0.37)	(0.13)	(0.07)	(0.20)	12.52	(2.88)	3.61	0.99	1.38	— [8]	9
Class R2
02-29-2020 [5]	12.65	0.17	0.14	0.31	(0.31)	(0.53)	(0.84)	12.12	2.41 [6]	0.93 [7]	0.65 [7]	2.64 [7]	2	32
08-31-2019	13.16	0.26	0.30	0.56	(0.26)	(0.81)	(1.07)	12.65	5.04	0.92	0.63	2.12	1	17
08-31-2018	13.51	0.17	0.33	0.50	(0.26)	(0.59)	(0.85)	13.16	3.74	0.88	0.59	1.36	1	14
08-31-2017	12.99	0.23	0.71	0.94	(0.24)	(0.18)	(0.42)	13.51	7.47	0.70	0.44	1.75	— [8]	14
08-31-2016	12.53	0.22	0.64	0.86	(0.21)	(0.19)	(0.40)	12.99	6.99	0.70	0.50	1.77	— [8]	9
08-31-2015	13.09	0.19	(0.52)	(0.33)	(0.16)	(0.07)	(0.23)	12.53	(2.56)	4.41	0.65	1.49	— [8]	9
Class R4
02-29-2020 [5]	12.69	0.18	0.15	0.33	(0.35)	(0.53)	(0.88)	12.14	2.48 [6]	0.71 [7]	0.33 [7]	2.92 [7]	— [8]	32
08-31-2019	13.20	0.31	0.29	0.60	(0.30)	(0.81)	(1.11)	12.69	5.47	0.70	0.30	2.49	— [8]	17
08-31-2018	13.54	0.28	0.26	0.54	(0.29)	(0.59)	(0.88)	13.20	4.05	0.66	0.27	2.06	— [8]	14
08-31-2017	13.02	0.26	0.70	0.96	(0.26)	(0.18)	(0.44)	13.54	7.64	0.63	0.27	2.03	— [8]	14
08-31-2016	12.55	0.25	0.63	0.88	(0.22)	(0.19)	(0.41)	13.02	7.18	0.62	0.32	1.96	— [8]	9
08-31-2015	13.12	0.22	(0.53)	(0.31)	(0.19)	(0.07)	(0.26)	12.55	(2.39)	4.62	0.50	1.71	— [8]	9
Class R6
02-29-2020 [5]	12.64	0.20	0.14	0.34	(0.37)	(0.53)	(0.90)	12.08	2.59 [6]	0.43 [7]	0.14 [7]	3.16 [7]	81	32
08-31-2019	13.16	0.31	0.30	0.61	(0.32)	(0.81)	(1.13)	12.64	5.62	0.42	0.12	2.52	70	17
08-31-2018	13.50	0.29	0.27	0.56	(0.31)	(0.59)	(0.90)	13.16	4.24	0.40	0.10	2.21	35	14
08-31-2017	12.98	0.21	0.77	0.98	(0.28)	(0.18)	(0.46)	13.50	7.84	0.38	0.11	1.67	13	14
08-31-2016	12.52	0.22	0.67	0.89	(0.24)	(0.19)	(0.43)	12.98	7.30	0.37	0.15	1.80	1	9
08-31-2015	13.09	0.22	(0.49)	(0.27)	(0.23)	(0.07)	(0.30)	12.52	(2.16)	1.14	0.30	1.70	1	9
Class 1
02-29-2020 [5]	12.64	0.20	0.13	0.33	(0.36)	(0.53)	(0.89)	12.08	2.54 [6]	0.47 [7]	0.19 [7]	3.12 [7]	1,116	32
08-31-2019	13.16	0.33	0.28	0.61	(0.32)	(0.81)	(1.13)	12.64	5.57	0.46	0.17	2.64	1,187	17
08-31-2018	13.50	0.31	0.24	0.55	(0.30)	(0.59)	(0.89)	13.16	4.19	0.44	0.15	2.32	1,313	14
08-31-2017	12.98	0.28	0.69	0.97	(0.27)	(0.18)	(0.45)	13.50	7.79	0.42	0.16	2.15	1,477	14
08-31-2016	12.52	0.25	0.64	0.89	(0.24)	(0.19)	(0.43)	12.98	7.25	0.40	0.20	2.04	1,528	9
08-31-2015	13.09	0.24	(0.52)	(0.28)	(0.22)	(0.07)	(0.29)	12.52	(2.20)	0.39	0.35	1.82	1,352	9

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-29-20. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] Less than $500,000.
40	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2020 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R1
02-29-2020 [5]	11.72	0.12	0.08	0.20	(0.27)	(0.23)	(0.50)	11.42	1.74 [6]	1.28 [7]	0.96 [7]	2.04 [7]	— [8]	40
08-31-2019	11.68	0.23	0.48	0.71	(0.22)	(0.45)	(0.67)	11.72	6.59	1.26	0.95	1.99	— [8]	12
08-31-2018	12.39	0.21	(0.14)	0.07	(0.21)	(0.57)	(0.78)	11.68	0.61	1.20	0.89	1.73	— [8]	11
08-31-2017	12.26	0.16	0.31	0.47	(0.20)	(0.14)	(0.34)	12.39	3.94	1.10	0.82	1.35	— [8]	13
08-31-2016	11.92	0.18	0.52	0.70	(0.16)	(0.20)	(0.36)	12.26	6.02	0.97	0.75	1.54	— [8]	13
08-31-2015	12.36	0.15	(0.38)	(0.23)	(0.12)	(0.09)	(0.21)	11.92	(1.88)	4.84	0.99	1.25	— [8]	13
Class R2
02-29-2020 [5]	11.73	0.13	0.09	0.22	(0.30)	(0.23)	(0.53)	11.42	1.90 [6]	1.03 [7]	0.71 [7]	2.28 [7]	1	40
08-31-2019	11.69	0.26	0.48	0.74	(0.25)	(0.45)	(0.70)	11.73	6.87	1.01	0.70	2.25	1	12
08-31-2018	12.39	0.20	(0.09)	0.11	(0.24)	(0.57)	(0.81)	11.69	0.84	0.99	0.68	1.70	1	11
08-31-2017	12.24	0.19	0.30	0.49	(0.20)	(0.14)	(0.34)	12.39	4.16	0.96	0.67	1.59	— [8]	13
08-31-2016	11.91	0.20	0.50	0.70	(0.17)	(0.20)	(0.37)	12.24	6.00	0.95	0.71	1.67	— [8]	13
08-31-2015	12.37	0.15	(0.37)	(0.22)	(0.15)	(0.09)	(0.24)	11.91	(1.80)	1.91	0.88	1.27	1	13
Class R4
02-29-2020 [5]	11.75	0.15	0.08	0.23	(0.33)	(0.23)	(0.56)	11.42	2.01 [6]	0.84 [7]	0.43 [7]	2.62 [7]	— [8]	40
08-31-2019	11.71	0.27	0.51	0.78	(0.29)	(0.45)	(0.74)	11.75	7.23	0.79	0.37	2.41	— [8]	12
08-31-2018	12.41	0.27	(0.12)	0.15	(0.28)	(0.57)	(0.85)	11.71	1.19	0.74	0.33	2.22	— [8]	11
08-31-2017	12.26	0.24	0.29	0.53	(0.24)	(0.14)	(0.38)	12.41	4.50	0.72	0.34	2.01	— [8]	13
08-31-2016	11.93	0.23	0.51	0.74	(0.21)	(0.20)	(0.41)	12.26	6.34	0.70	0.38	1.94	— [8]	13
08-31-2015	12.38	0.20	(0.38)	(0.18)	(0.18)	(0.09)	(0.27)	11.93	(1.47)	4.93	0.57	1.65	— [8]	13
Class R6
02-29-2020 [5]	11.72	0.16	0.09	0.25	(0.36)	(0.23)	(0.59)	11.38	2.14 [6]	0.53 [7]	0.20 [7]	2.79 [7]	43	40
08-31-2019	11.68	0.30	0.50	0.80	(0.31)	(0.45)	(0.76)	11.72	7.46	0.51	0.18	2.68	38	12
08-31-2018	12.38	0.27	(0.10)	0.17	(0.30)	(0.57)	(0.87)	11.68	1.37	0.49	0.17	2.33	21	11
08-31-2017	12.24	0.23	0.31	0.54	(0.26)	(0.14)	(0.40)	12.38	4.61	0.47	0.17	1.92	10	13
08-31-2016	11.91	0.19	0.57	0.76	(0.23)	(0.20)	(0.43)	12.24	6.55	0.45	0.21	1.68	2	13
08-31-2015	12.36	0.22	(0.37)	(0.15)	(0.21)	(0.09)	(0.30)	11.91	(1.23)	1.35	0.38	1.77	— [8]	13
Class 1
02-29-2020 [5]	11.71	0.16	0.08	0.24	(0.35)	(0.23)	(0.58)	11.37	2.10 [6]	0.57 [7]	0.25 [7]	2.78 [7]	534	40
08-31-2019	11.67	0.31	0.48	0.79	(0.30)	(0.45)	(0.75)	11.71	7.41	0.55	0.23	2.75	595	12
08-31-2018	12.37	0.28	(0.12)	0.16	(0.29)	(0.57)	(0.86)	11.67	1.33	0.53	0.22	2.38	699	11
08-31-2017	12.23	0.26	0.27	0.53	(0.25)	(0.14)	(0.39)	12.37	4.56	0.50	0.22	2.14	881	13
08-31-2016	11.90	0.24	0.51	0.75	(0.22)	(0.20)	(0.42)	12.23	6.50	0.48	0.26	2.04	1,003	13
08-31-2015	12.36	0.22	(0.38)	(0.16)	(0.21)	(0.09)	(0.30)	11.90	(1.36)	0.46	0.43	1.78	939	13

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-29-20. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	41

Financial highlights continued
Multi-Index Income Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R1
02-29-2020 [5]	11.47	0.11	0.03	0.14	(0.25)	(0.12)	(0.37)	11.24	1.13 [6]	1.24 [7]	0.92 [7]	1.89 [7]	— [8]	50
08-31-2019	11.12	0.21	0.47	0.68	(0.21)	(0.12)	(0.33)	11.47	6.37	1.22	0.90	1.94	— [8]	11
08-31-2018	11.44	0.18	(0.13)	0.05	(0.19)	(0.18)	(0.37)	11.12	0.43	1.17	0.85	1.58	— [8]	7
08-31-2017	11.40	0.15	0.08	0.23	(0.15)	(0.04)	(0.19)	11.44	2.08	1.09	0.79	1.37	— [8]	5
08-31-2016	11.23	0.13	0.34	0.47	(0.14)	(0.16)	(0.30)	11.40	4.26	1.11	0.85	1.23	— [8]	17 [9]
08-31-2015	11.50	0.12	(0.19)	(0.07)	(0.11)	(0.09)	(0.20)	11.23	(0.63)	5.44	1.06	1.05	— [8]	32
Class R2
02-29-2020 [5]	11.46	0.12	0.03	0.15	(0.27)	(0.12)	(0.39)	11.22	1.29 [6]	1.08 [7]	0.75 [7]	2.07 [7]	1	50
08-31-2019	11.11	0.23	0.47	0.70	(0.23)	(0.12)	(0.35)	11.46	6.55	1.06	0.73	2.07	1	11
08-31-2018	11.44	0.18	(0.12)	0.06	(0.21)	(0.18)	(0.39)	11.11	0.54	1.01	0.68	1.67	1	7
08-31-2017	11.39	0.18	0.08	0.26	(0.17)	(0.04)	(0.21)	11.44	2.34	0.89	0.59	1.61	— [8]	5
08-31-2016	11.23	0.15	0.33	0.48	(0.16)	(0.16)	(0.32)	11.39	4.41	0.94	0.67	1.39	— [8]	17 [9]
08-31-2015	11.50	0.14	(0.18)	(0.04)	(0.14)	(0.09)	(0.23)	11.23	(0.38)	4.59	0.82	1.24	— [8]	32
Class R4
02-29-2020 [5]	11.46	0.13	0.04	0.17	(0.30)	(0.12)	(0.42)	11.21	1.47 [6]	0.91 [7]	0.48 [7]	2.35 [7]	1	50
08-31-2019	11.12	0.24	0.49	0.73	(0.27)	(0.12)	(0.39)	11.46	6.83	0.85	0.43	2.20	— [8]	11
08-31-2018	11.44	0.23	(0.13)	0.10	(0.24)	(0.18)	(0.42)	11.12	0.87	0.80	0.37	2.05	— [8]	7
08-31-2017	11.39	0.21	0.07	0.28	(0.19)	(0.04)	(0.23)	11.44	2.55	0.78	0.38	1.83	— [8]	5
08-31-2016	11.22	0.18	0.33	0.51	(0.18)	(0.16)	(0.34)	11.39	4.65	0.81	0.45	1.64	— [8]	17 [9]
08-31-2015	11.50	0.17	(0.19)	(0.02)	(0.17)	(0.09)	(0.26)	11.22	(0.22)	5.29	0.65	1.46	— [8]	32
Class R6
02-29-2020 [5]	11.45	0.14	0.03	0.17	(0.32)	(0.12)	(0.44)	11.18	1.53 [6]	0.58 [7]	0.24 [7]	2.51 [7]	24	50
08-31-2019	11.11	0.28	0.47	0.75	(0.29)	(0.12)	(0.41)	11.45	7.03	0.56	0.22	2.51	20	11
08-31-2018	11.42	0.24	(0.11)	0.13	(0.26)	(0.18)	(0.44)	11.11	1.13	0.55	0.21	2.17	10	7
08-31-2017	11.37	0.21	0.09	0.30	(0.21)	(0.04)	(0.25)	11.42	2.73	0.53	0.21	1.86	6	5
08-31-2016	11.22	0.16	0.35	0.51	(0.20)	(0.16)	(0.36)	11.37	4.66	0.56	0.28	1.55	2	17 [9]
08-31-2015	11.51	0.19	(0.19)	—	(0.20)	(0.09)	(0.29)	11.22	(0.05)	2.82	0.46	1.65	— [8]	32
Class 1
02-29-2020 [5]	11.46	0.14	0.03	0.17	(0.32)	(0.12)	(0.44)	11.19	1.48 [6]	0.61 [7]	0.29 [7]	2.53 [7]	299	50
08-31-2019	11.11	0.29	0.46	0.75	(0.28)	(0.12)	(0.40)	11.46	7.06	0.60	0.27	2.59	339	11
08-31-2018	11.43	0.24	(0.13)	0.11	(0.25)	(0.18)	(0.43)	11.11	0.99	0.59	0.26	2.19	394	7
08-31-2017	11.38	0.22	0.08	0.30	(0.21)	(0.04)	(0.25)	11.43	2.68	0.56	0.26	1.96	499	5
08-31-2016	11.22	0.20	0.31	0.51	(0.19)	(0.16)	(0.35)	11.38	4.70	0.59	0.33	1.78	627	17 [9]
08-31-2015	11.51	0.18	(0.19)	(0.01)	(0.19)	(0.09)	(0.28)	11.22	(0.10)	0.55	0.51	1.60	404	32

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-29-20. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] Less than $500,000.
[9] Excludes merger activity.
42	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (collectively, Multi-Index Preservation Portfolios, or the portfolios and individually, the portfolio), ten of which are presented in this report. The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class R1, Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objective of each portfolio, with the exception of Multi-Index Income Preservation Portfolio, is to seek high total return until the portfolio’s target retirement date, with a greater focus on income as the target date approaches. The investment objective of Multi-Index Income Preservation Portfolio is to seek total return with a focus on current income. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds' shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. ETFs held by the portfolios are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of February 29, 2020, by major security category or type:
	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2060 Preservation Portfolio
Investments in securities:
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	43

	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2060 Preservation Portfolio (continued)
Assets
Affiliated investment companies	$76,492,089	$76,492,089	—	—
Unaffiliated investment companies	26,712,534	26,712,534	—	—
U.S. Government and Agency obligations	8,859,181	—	$8,859,181	—
Short-term investments	128,681	128,681	—	—
Total investments in securities	$112,192,485	$103,333,304	$8,859,181	—

Multi-Index 2055 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$186,399,773	$186,399,773	—	—
Unaffiliated investment companies	64,681,679	64,681,679	—	—
U.S. Government and Agency obligations	22,583,350	—	$22,583,350	—
Short-term investments	178,954	178,954	—	—
Total investments in securities	$273,843,756	$251,260,406	$22,583,350	—

Multi-Index 2050 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$418,306,994	$418,306,994	—	—
Unaffiliated investment companies	145,049,200	145,049,200	—	—
U.S. Government and Agency obligations	50,696,053	—	$50,696,053	—
Short-term investments	278,440	278,440	—	—
Total investments in securities	$614,330,687	$563,634,634	$50,696,053	—

Multi-Index 2045 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$505,302,327	$505,302,327	—	—
Unaffiliated investment companies	187,768,153	187,768,153	—	—
U.S. Government and Agency obligations	62,240,838	—	$62,240,838	—
Short-term investments	6,256,276	6,256,276	—	—
Total investments in securities	$761,567,594	$699,326,756	$62,240,838	—

Multi-Index 2040 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$580,988,587	$580,988,587	—	—
Unaffiliated investment companies	265,637,895	265,637,895	—	—
U.S. Government and Agency obligations	76,001,993	—	$76,001,993	—
Short-term investments	740,434	740,434	—	—
Total investments in securities	$923,368,909	$847,366,916	$76,001,993	—

Multi-Index 2035 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$646,847,310	$646,847,310	—	—
Unaffiliated investment companies	421,474,188	421,474,188	—	—
U.S. Government and Agency obligations	95,268,359	—	$95,268,359	—
Short-term investments	8,038,617	8,038,617	—	—
Total investments in securities	$1,171,628,474	$1,076,360,115	$95,268,359	—

44	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2030 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$534,447,758	$534,447,758	—	—
Unaffiliated investment companies	692,050,271	692,050,271	—	—
U.S. Government and Agency obligations	106,718,256	—	$106,718,256	—
Short-term investments	10,698,365	10,698,365	—	—
Total investments in securities	$1,343,914,650	$1,237,196,394	$106,718,256	—

Multi-Index 2025 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$300,957,540	$300,957,540	—	—
Unaffiliated investment companies	775,675,675	775,675,675	—	—
U.S. Government and Agency obligations	125,149,528	—	$125,149,528	—
Short-term investments	1,052	1,052	—	—
Total investments in securities	$1,201,783,795	$1,076,634,267	$125,149,528	—

Multi-Index 2020 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$32,216,960	$32,216,960	—	—
Unaffiliated investment companies	473,991,878	473,991,878	—	—
U.S. Government and Agency obligations	71,226,251	—	$71,226,251	—
Short-term investments	34,273,893	34,273,893	—	—
Total investments in securities	$611,708,982	$540,482,731	$71,226,251	—

Multi-Index Income Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$17,921,937	$17,921,937	—	—
Unaffiliated investment companies	264,964,422	264,964,422	—	—
U.S. Government and Agency obligations	40,017,160	—	$40,017,160	—
Short-term investments	24,442,727	24,442,727	—	—
Total investments in securities	$347,346,246	$307,329,086	$40,017,160	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Income and capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolio may fail
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	45

to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities also have the risk that the portfolio may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios will invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the SEC as an investment company. JHCT invests in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at February 29, 2020:
Portfolio	Market value of securities on loan	Cash collateral received
Multi-Index 2045 Preservation Portfolio	$5,638,776	$5,751,666
Multi-Index 2040 Preservation Portfolio	713,318	727,601
Multi-Index 2035 Preservation Portfolio	7,855,276	8,012,541
Multi-Index 2030 Preservation Portfolio	10,457,502	10,670,784
Multi-Index 2020 Preservation Portfolio	31,754,504	32,651,240
Multi-Index Income Preservation Portfolio	23,307,281	23,939,275
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended February 29, 2020, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended February 29, 2020 were as follows:
Portfolio	Commitment fee
Multi-Index 2060 Preservation Portfolio	$1,127
Multi-Index 2055 Preservation Portfolio	1,336
Multi-Index 2050 Preservation Portfolio	1,734
Multi-Index 2045 Preservation Portfolio	1,922
Multi-Index 2040 Preservation Portfolio	2,129
Multi-Index 2035 Preservation Portfolio	2,421
Multi-Index 2030 Preservation Portfolio	2,626
Multi-Index 2025 Preservation Portfolio	2,501
Multi-Index 2020 Preservation Portfolio	1,789
Multi-Index Income Preservation Portfolio	1,461
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
46	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2019, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on February 29, 2020, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multi-Index 2060 Preservation Portfolio	$119,614,034	$2,181,947	$(9,603,496)	$(7,421,549)
Multi-Index 2055 Preservation Portfolio	292,926,639	6,800,934	(25,883,817)	(19,082,883)
Multi-Index 2050 Preservation Portfolio	627,483,850	17,069,898	(30,223,061)	(13,153,163)
Multi-Index 2045 Preservation Portfolio	757,535,305	14,312,624	(10,280,335)	4,032,289
Multi-Index 2040 Preservation Portfolio	904,386,169	26,220,128	(7,237,388)	18,982,740
Multi-Index 2035 Preservation Portfolio	1,125,991,306	53,592,093	(7,954,925)	45,637,168
Multi-Index 2030 Preservation Portfolio	1,271,462,551	81,945,410	(9,493,311)	72,452,099
Multi-Index 2025 Preservation Portfolio	1,140,322,852	68,722,601	(7,261,658)	61,460,943
Multi-Index 2020 Preservation Portfolio	597,279,450	18,463,624	(4,034,092)	14,429,532
Multi-Index Income Preservation Portfolio	341,082,197	8,624,246	(2,360,197)	6,264,049
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. The final determination of tax characteristics of the portfolio's distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of MFC and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.060%	0.050%
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	47

	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Other assets	0.510%	0.500%
Expense reimbursements. The Advisor has contractually agreed to reduce its management fees or if necessary make payment to each portfolio in an amount by which certain expenses, including underlying fund expenses (acquired fund fees), exceed the amount indicated below of the respective portfolio’s average net assets. This expense limitation agreement expires on December 31, 2020, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Portfolio	Expense limitation as a percentage of average net assets
Multi-Index 2060 Preservation Portfolio	0.37%
Multi-Index 2055 Preservation Portfolio	0.38%
Multi-Index 2050 Preservation Portfolio	0.38%
Multi-Index 2045 Preservation Portfolio	0.37%
Multi-Index 2040 Preservation Portfolio	0.36%
Portfolio	Expense limitation as a percentage of average net assets
Multi-Index 2035 Preservation Portfolio	0.36%
Multi-Index 2030 Preservation Portfolio	0.36%
Multi-Index 2025 Preservation Portfolio	0.35%
Multi-Index 2020 Preservation Portfolio	0.33%
Multi-Index Income Preservation Portfolio	0.34%

Payments under this arrangement are intended to reimburse the portfolios for indirect net expenses associated with the portfolios’ investments in underlying funds. Amounts received in excess of portfolio level operating expenses are included as a portion of the Other income received from advisor in the Statements of operations.
The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of each portfolio, as applicable, to the extent they exceed 0.00% of average net assets attributable to the class. The current expense limitation agreement expires on December 31, 2020, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Additionally, the Advisor has voluntarily agreed to waive its management fee for each portfolio so that the aggregate management fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the portfolio’s first $7.5 billion of average annual net assets and 0.50% of the portfolio’s average annual net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.
For the six months ended February 29, 2020, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class R1	Class R2	Class R4	Class R6	Class 1	Total
Multi-Index 2060 Preservation Portfolio	$180	$327	$223	$9,411	$191,739	$201,880
Multi-Index 2055 Preservation Portfolio	61	261	62	2,436	381,437	384,257
Multi-Index 2050 Preservation Portfolio	551	953	1,008	96,867	668,069	767,448
Multi-Index 2045 Preservation Portfolio	490	641	58	90,564	857,090	948,843
Multi-Index 2040 Preservation Portfolio	355	459	184	111,899	1,115,403	1,228,300
Multi-Index 2035 Preservation Portfolio	937	1,790	87	135,607	1,572,511	1,710,932
Multi-Index 2030 Preservation Portfolio	1,114	963	1,860	147,133	1,787,659	1,938,729
Multi-Index 2025 Preservation Portfolio	486	2,163	99	112,506	1,641,836	1,757,090
Multi-Index 2020 Preservation Portfolio	321	1,853	201	67,388	883,773	953,536
Multi-Index Income Preservation Portfolio	294	1,082	715	37,259	511,821	551,171
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2020, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Multi-Index 2060 Preservation Portfolio	0.00%
Multi-Index 2055 Preservation Portfolio	0.00%
Multi-Index 2050 Preservation Portfolio	0.00%
Multi-Index 2045 Preservation Portfolio	0.00%
Multi-Index 2040 Preservation Portfolio	0.00%
Portfolio	Net Annual Effective Rate
Multi-Index 2035 Preservation Portfolio	0.00%
Multi-Index 2030 Preservation Portfolio	0.02%
Multi-Index 2025 Preservation Portfolio	0.10%
Multi-Index 2020 Preservation Portfolio	0.14%
Multi-Index Income Preservation Portfolio	0.16%

48	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2020 amounted to an annual rate of 0.02% of the portfolios' average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for certain classes as detailed below, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:
Class	Rule 12b-1 Fee	Service fee
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class 1	0.05%	—
The portfolios' Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2020, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the six months ended February 29, 2020:
Portfolio	Class R4
Multi-Index 2060 Preservation Portfolio	$59
Multi-Index 2055 Preservation Portfolio	23
Multi-Index 2050 Preservation Portfolio	409
Multi-Index 2045 Preservation Portfolio	24
Multi-Index 2040 Preservation Portfolio	72
Portfolio	Class R4
Multi-Index 2035 Preservation Portfolio	$31
Multi-Index 2030 Preservation Portfolio	653
Multi-Index 2025 Preservation Portfolio	35
Multi-Index 2020 Preservation Portfolio	64
Multi-Index Income Preservation Portfolio	217

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 29, 2020 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
Multi-Index 2060 Preservation Portfolio	Class R1	$251	$6
	Class R2	370	11
	Class R4	148	8
	Class R6	—	314
	Class 1	25,344	—
	Total	$26,113	$339
Multi-Index 2055 Preservation Portfolio	Class R1	$111	$3
	Class R2	429	13
	Class R4	58	3
	Class R6	—	111
	Class 1	70,251	—
	Total	$70,849	$130
Multi-Index 2050 Preservation Portfolio	Class R1	$1,715	$30
	Class R2	2,010	53
	Class R4	1,390	54
	Class R6	—	5,001
	Class 1	138,951	—
	Total	$144,066	$5,138
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	49

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multi-Index 2045 Preservation Portfolio	Class R1	$1,479	$27
	Class R2	1,350	36
	Class R4	60	3
	Class R6	—	4,677
	Class 1	178,447	—
	Total	$181,336	$4,743
Multi-Index 2040 Preservation Portfolio	Class R1	$999	$19
	Class R2	914	24
	Class R4	223	9
	Class R6	—	5,490
	Class 1	219,648	—
	Total	$221,784	$5,542
Multi-Index 2035 Preservation Portfolio	Class R1	$2,109	$44
	Class R2	3,200	85
	Class R4	82	3
	Class R6	—	6,031
	Class 1	279,183	—
	Total	$284,574	$6,163
Multi-Index 2030 Preservation Portfolio	Class R1	$2,779	$52
	Class R2	1,722	46
	Class R4	2,254	86
	Class R6	—	6,538
	Class 1	317,174	—
	Total	$323,929	$6,722
Multi-Index 2025 Preservation Portfolio	Class R1	$1,168	$23
	Class R2	3,834	101
	Class R4	97	4
	Class R6	—	4,991
	Class 1	290,381	—
	Total	$295,480	$5,119
Multi-Index 2020 Preservation Portfolio	Class R1	$762	$13
	Class R2	2,936	77
	Class R4	200	9
	Class R6	—	2,691
	Class 1	140,156	—
	Total	$144,054	$2,790
Multi-Index Income Preservation Portfolio	Class R1	$605	$12
	Class R2	1,669	44
	Class R4	712	29
	Class R6	—	1,452
	Class 1	79,192	—
	Total	$82,178	$1,537
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios' shares for the six months ended February 29, 2020 and for the year ended August 31, 2019 were as follows:
Multi-Index 2060 Preservation Portfolio	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	3,634	$43,671	3,110	$36,128
Distributions reinvested	316	3,769	—	—
Repurchased	(22)	(272)	(1,448)	(17,004)
50	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index 2060 Preservation Portfolio (continued)	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Net increase	3,928	$47,168	1,662	$19,124
Class R2 shares
Sold	1,973	$23,827	12,446	$148,048
Distributions reinvested	765	9,129	564	5,831
Repurchased	(44)	(550)	(4,451)	(52,707)
Net increase	2,694	$32,406	8,559	$101,172
Class R4 shares
Sold	1,401	$17,167	1,119	$13,143
Distributions reinvested	458	5,459	309	3,196
Repurchased	(107)	(1,283)	(62)	(737)
Net increase	1,752	$21,343	1,366	$15,602
Class R6 shares
Sold	295,496	$3,593,065	299,819	$3,494,897
Distributions reinvested	33,035	394,107	9,618	99,454
Repurchased	(79,893)	(950,186)	(106,187)	(1,213,812)
Net increase	248,638	$3,036,986	203,250	$2,380,539
Class 1 shares
Sold	1,475,139	$17,853,031	3,047,506	$35,597,171
Distributions reinvested	651,565	7,773,171	457,740	4,728,450
Repurchased	(294,848)	(3,569,290)	(451,792)	(5,159,715)
Net increase	1,831,856	$22,056,912	3,053,454	$35,165,906
Total net increase	2,088,868	$25,194,815	3,268,291	$37,682,343

Multi-Index 2055 Preservation Portfolio	Six Months Ended 2-29-20[1]		Year Ended 8-31-19[1]
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	3,262	$36,155	5,800	$62,936
Distributions reinvested	1,338	14,425	843	8,061
Repurchased	—	—	(193)	(2,113)
Net increase	4,600	$50,580	6,450	$68,884
Class R4 shares
Sold	203	$2,340	42	$455
Distributions reinvested	23	246	—	—
Net increase	226	$2,586	42	$455
Class R6 shares
Sold	110,417	$1,220,866	88,583	$951,263
Distributions reinvested	16,142	173,850	4,246	40,594
Repurchased	(35,629)	(393,492)	(10,754)	(117,146)
Net increase	90,930	$1,001,224	82,075	$874,711
Class 1 shares
Sold	1,302,047	$14,435,835	3,202,580	$34,774,292
Distributions reinvested	2,562,621	27,599,428	2,732,274	26,093,220
Repurchased	(1,440,790)	(15,959,150)	(2,035,797)	(22,149,092)
Net increase	2,423,878	$26,076,113	3,899,057	$38,718,420
Total net increase	2,519,634	$27,130,503	3,987,624	$39,662,470

[1]	There were no share transactions for Class R1 for the six months ended February 29, 2020 and year ended August 31, 2019.

SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	51

Multi-Index 2050 Preservation Portfolio	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	11,643	$143,480	19,456	$239,093
Distributions reinvested	2,774	33,400	2,294	24,597
Repurchased	(1,851)	(22,954)	(14,352)	(178,016)
Net increase	12,566	$153,926	7,398	$85,674
Class R2 shares
Sold	10,225	$124,967	48,556	$588,051
Distributions reinvested	5,605	67,372	6,002	64,223
Repurchased	(9,941)	(125,933)	(61,870)	(752,739)
Net increase (decrease)	5,889	$66,406	(7,312)	$(100,465)
Class R4 shares
Sold	69,795	$903,416	28,951	$345,864
Distributions reinvested	10,067	121,210	28	305
Repurchased	(8,022)	(99,931)	(6)	(75)
Net increase	71,840	$924,695	28,973	$346,094
Class R6 shares
Sold	2,301,568	$28,487,142	3,743,422	$45,144,155
Distributions reinvested	668,372	8,007,101	393,443	4,194,100
Repurchased	(916,066)	(11,314,021)	(959,958)	(11,661,179)
Net increase	2,053,874	$25,180,222	3,176,907	$37,677,076
Class 1 shares
Sold	1,127,289	$14,029,613	2,748,461	$33,552,020
Distributions reinvested	4,681,862	56,088,706	6,008,900	64,114,967
Repurchased	(3,084,970)	(38,290,842)	(6,301,861)	(76,358,017)
Net increase	2,724,181	$31,827,477	2,455,500	$21,308,970
Total net increase	4,868,350	$58,152,726	5,661,466	$59,317,349

Multi-Index 2045 Preservation Portfolio	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	3,137	$43,520	9,002	$121,436
Distributions reinvested	2,285	30,923	2,785	33,616
Repurchased	(605)	(8,416)	(16,717)	(226,159)
Net increase (decrease)	4,817	$66,027	(4,930)	$(71,107)
Class R2 shares
Sold	8,992	$124,718	21,399	$290,771
Distributions reinvested	3,773	51,010	4,103	49,484
Repurchased	(1,560)	(21,775)	(60,388)	(857,473)
Net increase (decrease)	11,205	$153,953	(34,886)	$(517,218)
Class R4 shares
Sold	440	$6,358	127	$1,746
Distributions reinvested	53	719	—	—
Repurchased	—	—	(9)	(120)
Net increase	493	$7,077	118	$1,626
Class R6 shares
Sold	1,909,756	$26,591,367	2,822,164	$38,572,513
Distributions reinvested	557,030	7,508,762	360,400	4,332,011
Repurchased	(676,946)	(9,399,849)	(900,748)	(12,367,280)
52	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index 2045 Preservation Portfolio (continued)	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Net increase	1,789,840	$24,700,280	2,281,816	$30,537,244
Class 1 shares
Sold	1,037,975	$14,422,069	2,540,426	$34,838,775
Distributions reinvested	5,332,786	71,885,959	6,905,298	83,001,677
Repurchased	(4,045,139)	(56,734,901)	(7,205,411)	(99,188,956)
Net increase	2,325,622	$29,573,127	2,240,313	$18,651,496
Total net increase	4,131,977	$54,500,464	4,482,431	$48,602,041

Multi-Index 2040 Preservation Portfolio	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	2,800	$38,226	9,411	$126,473
Distributions reinvested	1,026	13,724	1,533	18,384
Repurchased	(745)	(10,155)	(7,926)	(106,478)
Net increase	3,081	$41,795	3,018	$38,379
Class R2 shares
Sold	3,860	$53,103	17,183	$231,124
Distributions reinvested	2,041	27,289	3,576	42,802
Repurchased	(2,777)	(38,934)	(32,093)	(431,798)
Net increase (decrease)	3,124	$41,458	(11,334)	$(157,872)
Class R4 shares
Sold	6,768	$97,120	4,368	$58,309
Distributions reinvested	1,004	13,476	29	348
Repurchased	(373)	(5,310)	(686)	(9,317)
Net increase	7,399	$105,286	3,711	$49,340
Class R6 shares
Sold	1,984,502	$27,281,923	3,525,674	$47,396,317
Distributions reinvested	639,959	8,511,460	429,618	5,121,049
Repurchased	(826,760)	(11,344,144)	(1,044,643)	(14,166,903)
Net increase	1,797,701	$24,449,239	2,910,649	$38,350,463
Class 1 shares
Sold	1,114,490	$15,436,357	2,577,821	$35,463,258
Distributions reinvested	6,451,654	86,000,544	8,758,356	104,487,193
Repurchased	(5,034,725)	(69,985,669)	(9,391,111)	(128,161,158)
Net increase	2,531,419	$31,451,232	1,945,066	$11,789,293
Total net increase	4,342,724	$56,089,010	4,851,110	$50,069,603

Multi-Index 2035 Preservation Portfolio	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	2,443	$33,141	7,509	$99,656
Distributions reinvested	3,768	49,960	10,451	124,573
Repurchased	(1,871)	(25,393)	(63,613)	(806,642)
Net increase (decrease)	4,340	$57,708	(45,653)	$(582,413)
Class R2 shares
Sold	5,998	$81,068	40,385	$539,969
Distributions reinvested	7,174	94,769	8,668	103,068
Repurchased	(5,723)	(79,039)	(67,261)	(922,660)
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	53

Multi-Index 2035 Preservation Portfolio (continued)	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Net increase (decrease)	7,449	$96,798	(18,208)	$(279,623)
Class R4 shares
Sold	1,208	$16,878	688	$9,196
Distributions reinvested	158	2,091	—	—
Net increase	1,366	$18,969	688	$9,196
Class R6 shares
Sold	2,177,630	$29,583,749	3,763,397	$50,118,375
Distributions reinvested	657,108	8,660,679	491,002	5,823,282
Repurchased	(982,593)	(13,282,668)	(1,186,877)	(15,827,515)
Net increase	1,852,145	$24,961,760	3,067,522	$40,114,142
Class 1 shares
Sold	1,190,871	$16,328,848	3,261,897	$43,483,195
Distributions reinvested	7,675,045	101,080,336	10,647,487	126,172,725
Repurchased	(6,686,001)	(91,048,540)	(12,067,282)	(162,832,982)
Net increase	2,179,915	$26,360,644	1,842,102	$6,822,938
Total net increase	4,045,215	$51,495,879	4,846,451	$46,084,240

Multi-Index 2030 Preservation Portfolio	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	6,798	$89,884	31,840	$410,870
Distributions reinvested	2,930	37,950	3,812	44,947
Repurchased	(25,113)	(333,331)	(61,412)	(749,711)
Net decrease	(15,385)	$(205,497)	(25,760)	$(293,894)
Class R2 shares
Sold	5,522	$73,115	36,824	$471,509
Distributions reinvested	2,787	35,983	5,518	64,839
Repurchased	(6,671)	(90,621)	(67,318)	(885,980)
Net increase (decrease)	1,638	$18,477	(24,976)	$(349,632)
Class R4 shares
Sold	61,107	$840,457	64,235	$827,420
Distributions reinvested	9,902	128,526	—	—
Repurchased	(4,431)	(59,989)	—	—
Net increase	66,578	$908,994	64,235	$827,420
Class R6 shares
Sold	2,280,292	$30,217,841	4,462,309	$57,461,999
Distributions reinvested	625,789	8,060,166	418,652	4,906,584
Repurchased	(925,840)	(12,261,288)	(1,235,860)	(16,112,810)
Net increase	1,980,241	$26,016,719	3,645,101	$46,255,773
Class 1 shares
Sold	1,603,310	$21,282,512	3,462,788	$45,190,001
Distributions reinvested	7,674,444	98,923,584	11,299,520	132,543,363
Repurchased	(8,746,081)	(116,302,521)	(14,543,945)	(190,623,273)
Net increase (decrease)	531,673	$3,903,575	218,363	$(12,889,909)
Total net increase	2,564,745	$30,642,268	3,876,963	$33,549,758

54	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index 2025 Preservation Portfolio	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	1,463	$18,153	6,132	$75,288
Distributions reinvested	760	9,342	1,098	12,534
Repurchased	(1,222)	(15,221)	(9,135)	(113,292)
Net increase (decrease)	1,001	$12,274	(1,905)	$(25,470)
Class R2 shares
Sold	7,691	$97,041	19,333	$237,270
Distributions reinvested	7,847	96,366	9,101	103,845
Repurchased	(1,963)	(25,183)	(23,814)	(299,822)
Net increase	13,575	$168,224	4,620	$41,293
Class R4 shares
Sold	1,304	$16,223	577	$7,168
Distributions reinvested	123	1,514	93	1,063
Repurchased	(8)	(97)	(31)	(387)
Net increase	1,419	$17,640	639	$7,844
Class R6 shares
Sold	1,957,631	$24,665,775	3,822,441	$47,032,557
Distributions reinvested	439,729	5,377,884	312,305	3,550,905
Repurchased	(1,214,707)	(15,293,054)	(1,274,172)	(15,773,419)
Net increase	1,182,653	$14,750,605	2,860,574	$34,810,043
Class 1 shares
Sold	1,201,746	$15,078,168	2,072,072	$25,570,099
Distributions reinvested	6,467,480	79,097,274	9,344,988	106,252,510
Repurchased	(9,256,460)	(117,005,471)	(17,258,590)	(214,109,445)
Net decrease	(1,587,234)	$(22,830,029)	(5,841,530)	$(82,286,836)
Total net decrease	(388,586)	$(7,881,286)	(2,977,602)	$(47,453,126)

Multi-Index 2020 Preservation Portfolio	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	1,019	$11,850	2,291	$26,018
Distributions reinvested	761	8,673	929	9,975
Repurchased	(172)	(2,004)	(2,624)	(30,005)
Net increase	1,608	$18,519	596	$5,988
Class R2 shares
Sold	4,709	$54,342	14,602	$163,909
Distributions reinvested	3,522	40,084	4,401	47,219
Repurchased	(434)	(5,040)	(20,093)	(228,320)
Net increase (decrease)	7,797	$89,386	(1,090)	$(17,192)
Class R4 shares
Sold	1,438	$17,031	6,648	$75,098
Distributions reinvested	370	4,205	—	—
Repurchased	(224)	(2,625)	(385)	(4,461)
Net increase	1,584	$18,611	6,263	$70,637
Class R6 shares
Sold	1,099,302	$12,777,684	2,296,812	$25,897,714
Distributions reinvested	183,336	2,077,199	151,818	1,621,417
Repurchased	(738,585)	(8,567,238)	(999,623)	(11,312,141)
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	55

Multi-Index 2020 Preservation Portfolio (continued)	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Net increase	544,053	$6,287,645	1,449,007	$16,206,990
Class 1 shares
Sold	570,500	$6,624,411	1,644,961	$18,650,648
Distributions reinvested	2,396,462	27,127,950	3,920,044	41,826,866
Repurchased	(6,815,717)	(79,370,453)	(14,636,881)	(165,890,122)
Net decrease	(3,848,755)	$(45,618,092)	(9,071,876)	$(105,412,608)
Total net decrease	(3,293,713)	$(39,203,931)	(7,617,100)	$(89,146,185)

Multi-Index Income Preservation Portfolio	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	975	$11,084	1,534	$16,938
Distributions reinvested	243	2,725	188	2,001
Repurchased	(1,139)	(12,803)	(531)	(5,875)
Net increase	79	$1,006	1,191	$13,064
Class R2 shares
Sold	2,471	$28,028	19,188	$212,194
Distributions reinvested	1,586	17,750	1,280	13,599
Repurchased	(14,726)	(167,265)	(3,882)	(42,982)
Net increase (decrease)	(10,669)	$(121,487)	16,586	$182,811
Class R4 shares
Sold	39,902	$459,714	14,840	$164,471
Distributions reinvested	1,946	21,742	5	58
Repurchased	(1,509)	(17,260)	(904)	(10,318)
Net increase	40,339	$464,196	13,941	$154,211
Class R6 shares
Sold	600,672	$6,836,641	1,206,912	$13,229,364
Distributions reinvested	76,312	850,117	38,076	402,849
Repurchased	(270,978)	(3,072,779)	(441,681)	(4,902,584)
Net increase	406,006	$4,613,979	803,307	$8,729,629
Class 1 shares
Sold	651,348	$7,391,423	1,553,675	$16,989,137
Distributions reinvested	1,054,440	11,757,001	1,244,143	13,175,471
Repurchased	(4,626,893)	(52,769,590)	(8,620,537)	(95,066,668)
Net decrease	(2,921,105)	$(33,621,166)	(5,822,719)	$(64,902,060)
Total net decrease	(2,485,350)	$(28,663,472)	(4,987,694)	$(55,822,345)
Affiliates of the Trust owned shares of the following classes of the portfolios on February 29, 2020. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Portfolio	Class	% by Class
Multi-Index 2060 Preservation Portfolio	R1	42%
Multi-Index 2060 Preservation Portfolio	R2	25%
Multi-Index 2060 Preservation Portfolio	R4	37%
Multi-Index 2060 Preservation Portfolio	1	100%
Multi-Index 2055 Preservation Portfolio	R1	100%
Multi-Index 2055 Preservation Portfolio	R2	20%
Multi-Index 2055 Preservation Portfolio	R4	94%
Multi-Index 2055 Preservation Portfolio	1	100%
Multi-Index 2050 Preservation Portfolio	1	100%
Multi-Index 2045 Preservation Portfolio	R4	84%
56	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

Portfolio	Class	% by Class
Multi-Index 2045 Preservation Portfolio	1	100%
Multi-Index 2040 Preservation Portfolio	R4	22%
Multi-Index 2040 Preservation Portfolio	1	100%
Multi-Index 2035 Preservation Portfolio	R4	61%
Multi-Index 2035 Preservation Portfolio	1	100%
Multi-Index 2030 Preservation Portfolio	1	100%
Multi-Index 2025 Preservation Portfolio	R4	56%
Multi-Index 2025 Preservation Portfolio	1	100%
Multi-Index 2020 Preservation Portfolio	R4	34%
Multi-Index 2020 Preservation Portfolio	1	100%
Multi-Index Income Preservation Portfolio	R1	27%
Multi-Index Income Preservation Portfolio	R4	7%
Multi-Index Income Preservation Portfolio	1	100%
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended February 29, 2020:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Multi-Index 2060 Preservation Portfolio	$7,729,879	$34,921,731	—	$21,615,157
Multi-Index 2055 Preservation Portfolio	19,694,546	55,205,882	—	64,838,458
Multi-Index 2050 Preservation Portfolio	44,214,111	118,996,793	—	145,530,659
Multi-Index 2045 Preservation Portfolio	54,282,979	141,180,978	—	192,672,997
Multi-Index 2040 Preservation Portfolio	66,278,840	182,800,711	—	252,746,947
Multi-Index 2035 Preservation Portfolio	83,078,468	250,833,505	—	342,637,356
Multi-Index 2030 Preservation Portfolio	93,906,621	385,852,713	—	499,180,861
Multi-Index 2025 Preservation Portfolio	118,376,595	275,399,062	—	430,400,414
Multi-Index 2020 Preservation Portfolio	70,655,262	169,212,203	—	285,738,476
Multi-Index Income Preservation Portfolio	39,696,211	128,526,217	—	197,956,775
Note 7—Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying funds’ net assets. At February 29, 2020, the following portfolios held 5% or more of the net assets of the underlying funds shown below:
Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
Multi-Index 2050 Preservation Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	6.1%
Multi-Index 2045 Preservation Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	7.4%
Multi-Index 2040 Preservation Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	8.5%
Multi-Index 2035 Preservation Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	9.5%
Multi-Index 2030 Preservation Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	7.8%
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index 2060 Preservation Portfolio
John Hancock Collateral Trust*	—	$1,564,153	$8,495,685	$(10,059,740)	$(82)	$(16)	$3,805	—	—
Strategic Equity Allocation	7,017,623	65,933,633	14,953,476	(2,074,154)	(357,825)	(1,963,041)	1,643,536	$815,320	$76,492,089
					$(357,907)	$(1,963,057)	$1,647,341	$815,320	$76,492,089
Multi-Index 2055 Preservation Portfolio
John Hancock Collateral Trust*	—	$4,876,405	$55,865,725	$(60,741,859)	$(276)	$5	$19,942	—	—
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	57

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Equity Allocation	17,100,897	$188,685,869	$11,954,086	$(10,359,140)	$(1,272,046)	$(2,608,996)	$4,319,952	$2,143,028	$186,399,773
					$(1,272,322)	$(2,608,991)	$4,339,894	$2,143,028	$186,399,773
Multi-Index 2050 Preservation Portfolio
John Hancock Collateral Trust*	—	$10,168,844	$33,321,262	$(43,490,845)	$2,772	$(2,033)	$33,137	—	—
Strategic Equity Allocation	38,376,788	427,067,495	25,398,162	(25,456,332)	(2,225,557)	(6,476,774)	9,622,532	$4,773,515	$418,306,994
					$(2,222,785)	$(6,478,807)	$9,655,669	$4,773,515	$418,306,994
Multi-Index 2045 Preservation Portfolio
John Hancock Collateral Trust*	574,759	$14,028,524	$43,542,360	$(51,818,188)	$(952)	$964	$45,328	—	$5,752,708
Strategic Equity Allocation	46,358,012	527,386,367	25,758,420	(37,872,904)	(3,239,234)	(6,730,322)	11,681,136	$5,794,740	505,302,327
					$(3,240,186)	$(6,729,358)	$11,726,464	$5,794,740	$511,055,035
Multi-Index 2040 Preservation Portfolio
John Hancock Collateral Trust*	73,876	$29,898,994	$146,990,217	$(176,151,266)	$3,859	$(2,382)	$81,194	—	$739,422
Strategic Equity Allocation	53,301,705	610,750,351	30,416,921	(49,164,196)	(3,964,775)	(7,049,714)	13,452,248	$6,673,348	580,988,587
					$(3,960,916)	$(7,052,096)	$13,533,442	$6,673,348	$581,728,009
Multi-Index 2035 Preservation Portfolio
John Hancock Collateral Trust*	803,044	$42,789,437	$181,816,282	$(216,572,866)	$7,978	$(3,244)	$98,268	—	$8,037,587
Strategic Equity Allocation	59,343,790	688,995,663	36,698,530	(67,370,869)	(3,023,448)	(8,452,566)	15,108,780	$7,495,115	646,847,310
					$(3,015,470)	$(8,455,810)	$15,207,048	$7,495,115	$654,884,897
Multi-Index 2030 Preservation Portfolio
John Hancock Collateral Trust*	1,068,782	$52,492,246	$409,301,028	$(451,094,049)	$1,352	$(3,248)	$120,519	—	$10,697,329
Strategic Equity Allocation	49,031,904	605,980,861	34,323,244	(99,548,992)	2,684,199	(8,991,554)	12,966,560	$6,432,409	534,447,758
					$2,685,551	$(8,994,802)	$13,087,079	$6,432,409	$545,145,087
Multi-Index 2025 Preservation Portfolio
John Hancock Collateral Trust*	—	$22,884,044	$315,357,980	$(338,233,890)	$(5,271)	$(2,863)	$101,452	—	—
Strategic Equity Allocation	27,610,783	347,769,533	24,911,811	(68,757,761)	7,546,149	(10,512,192)	7,237,151	$3,590,182	$300,957,540
					$7,540,878	$(10,515,055)	$7,338,603	$3,590,182	$300,957,540
Multi-Index 2020 Preservation Portfolio
John Hancock Collateral Trust*	3,262,395	$11,481,974	$343,395,927	$(322,227,097)	$368	$1,814	$54,781	—	$32,652,986
Strategic Equity Allocation	2,955,684	68,771,980	7,142,893	(46,099,902)	6,956,180	(4,554,191)	1,348,449	$668,934	32,216,960
					$6,956,548	$(4,552,377)	$1,403,230	$668,934	$64,869,946
Multi-Index Income Preservation Portfolio
John Hancock Collateral Trust*	2,391,880	$5,305,173	$137,330,570	$(118,698,963)	$2,011	$1,300	$25,777	—	$23,940,091
58	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Equity Allocation	1,644,214	$16,598,596	$6,323,068	$(4,488,802)	$401,648	$(912,573)	$324,008	$160,733	$17,921,937
					$403,659	$(911,273)	$349,785	$160,733	$41,862,028

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 8—Subsequent events
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the funds' performance, resulting in losses to your investment.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	59

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Robert E. Sykes, CFA
Nathan W. Thooft, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The portfolios' proxy voting policies and procedures, as well as the portfolio proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the portfolios' holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The portfolios' Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       60

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach: We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Multi-Index Preservation Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1105635	RCPSA 2/20 4/20

John Hancock

Multimanager Lifetime Portfolios

Semiannual report 2/29/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A shares) or 888-972-8696 (Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets were on pace to deliver strong returns during the 6 months ended February 29, 2020, until heightened fears over the coronavirus (COVID-19) sent the markets skidding during the last week of the period. Prior to the turbulence, investors benefited from a combination of low inflation, accommodative central bank policy, healthy fundamentals, and corporate buybacks of stock. Investors in non-U.S. equities also saw strong gains, fueled in part by similarly supportive monetary policy and some signs of strength in developing markets. In an environment of low inflation and declining interest rates, bonds were also faring well.

However, the COVID-19 pandemic and plummeting oil prices put an end to all that good news. Shortly after period end, the U.S. Federal Reserve lowered interest rates and lawmakers embarked on a plan to launch major fiscal stimulus to support the economy.

After the longest bull market in U.S. history, we're now in bear market territory. Indeed, the spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

.

John Hancock
Multimanager Lifetime Portfolios

2	Multimanager Lifetime Portfolios' strategy at a glance
3	Portfolio summary
4	Multimanager 2060 Lifetime Portfolio
5	Multimanager 2055 Lifetime Portfolio
6	Multimanager 2050 Lifetime Portfolio
7	Multimanager 2045 Lifetime Portfolio
8	Multimanager 2040 Lifetime Portfolio
9	Multimanager 2035 Lifetime Portfolio
10	Multimanager 2030 Lifetime Portfolio
11	Multimanager 2025 Lifetime Portfolio
12	Multimanager 2020 Lifetime Portfolio
13	Multimanager 2015 Lifetime Portfolio
14	Multimanager 2010 Lifetime Portfolio
15	Your expenses
21	Portfolios' investments
32	Financial statements
45	Financial highlights
67	Notes to financial statements
105	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       1

Multimanager Lifetime Portfolios' strategy at a glance

A SIMPLE, STRATEGIC PATH TO HELP YOU REACH YOUR RETIREMENT GOALS

Multimanager Lifetime Portfolios make diversification easy because the asset mix of each portfolio automatically changes over time.

•	Portfolios with dates further off initially invest more aggressively in stock funds.
•	As a portfolio approaches its target date,[1] the allocation will gradually migrate to more conservative fixed-income funds.
•	Once the target date is reached, the allocation will continue to become increasingly conservative until it reaches the end of its glide path, investing primarily in fixed-income funds.

JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS—AUTOMATICALLY ADJUST OVER TIME2

The chart below illustrates how the asset allocation mix of John Hancock Multimanager Lifetime Portfolios adjusts over time.

The principal value of each portfolio is not guaranteed and you could lose money at any time, including at or after the target date.

1 Based on an estimated retirement date.

2 Allocations may vary as a result of market activity or cash allocations held during unusual market or economic conditions.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       2

Portfolio summary

MULTIMANAGER 2060-2010 LIFETIME PORTFOLIOS' CLASS A SHARE RETURNS (%)

For the six months ended 2/29/2020

MARKET INDEX TOTAL RETURNS

For the six month period ended 2/29/20

U.S. Stocks	S&P 500 Index	1.92%
	Russell Midcap Index	-1.11%
	Russell 2000 Index	-0.52%
	FTSE NAREIT All Equity REIT Index	-3.95%
International Stocks	MSCI EAFE Index	-0.91%
	MSCI Emerging Markets Index	2.93%
	MSCI EAFE Small Cap Index	0.42%
Fixed Income	Bloomberg Barclays U.S. Aggregate Bond Index	3.39%
	ICE Bank of America U.S. High Yield Master II Index	1.31%
	JP Morgan Global Government Bonds Unhedged Index	1.11%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       3

Multimanager 2060 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2060 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and three separate indexes.

Index 1 is the S&P Target Date 2060+ Index, an unmanaged index comprised of a set of indices aligned with specific target date years.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is the John Hancock 2060 Lifetime Index, which is based on the fund's asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.

Index 4 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 5 is 66.50% Russell 3000 Index, 28.50% MSCI ACWI ex-USA Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% ICE BofA U.S. High Yield Master II Index.

Prior to January 1, 2020, the fund's primary benchmark was the S&P 500 Index. Effective January 1, 2020, the fund's primary benchmark index is the S&P Target Date 2060+ Index. The S&P Target Date 2060+ Index better reflects the universe of investment opportunities based on the fund's current investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	% of Total
Equity	87.0
Large Blend	32.5
U.S. Large Cap	26.4
International Equity	9.4
U.S. Mid Cap	8.9
Emerging-Market Equity	6.6
U.S. Small Cap	1.9
Sector Equity	1.3
Fixed income	2.6
Intermediate Bond	0.8
Multi-Sector Bond	0.6
Emerging-Market Debt	0.6
High Yield Bond	0.6
Alternative and specialty	3.7
Sector Equity	2.4
Absolute Return	1.3
Unaffiliated investment companies	4.0
Equity	4.0
U.S. Government	2.5
Short-term investments and other	0.2

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-29-20 (%)

	Class A	Class I1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3	Index 4	Index 5
Inception	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16
Average annual total returns
1-year	-1.92	3.51	3.03	3.25	2.94	3.46	3.56	3.62	3.57	3.25	11.68	6.51	8.19	4.95
Since inception	6.79	8.55	8.10	8.31	8.08	8.47	8.61	8.66	8.59	8.59	4.00	10.39	11.94	9.89
Cumulative returns
6-months	-3.80	1.51	1.21	1.34	1.20	1.38	1.56	1.53	1.48	0.58	3.39	2.51	1.92	1.44
Since inception	29.36	37.94	35.71	36.74	35.59	37.53	38.26	38.51	38.13	38.12	16.61	47.36	55.59	44.72

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.63	1.33	1.97	1.72	1.87	1.57	1.27	1.22	1.26
Net (%)	1.00	0.70	1.34	1.09	1.24	0.84	0.64	0.58	0.63

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       4

Multimanager 2055 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2055 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and three separate indexes.

Index 1 is the S&P Target Date 2055 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is the John Hancock 2055 Lifetime Index, which is based on the fund's asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.

Index 4 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 5 is 66.50% Russell 3000 Index, 28.50% MSCI ACWI ex-USA Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% ICE BofA U.S. High Yield Master II Index.

Prior to January 1, 2020, the fund's primary benchmark was the S&P 500 Index. Effective January 1, 2020, the fund's primary benchmark index is the S&P Target Date 2055 Index. The S&P Target Date 2055 Index better reflects the universe of investment opportunities based on the fund's current investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	% of Total
Equity	87.0
Large Blend	32.6
U.S. Large Cap	26.5
International Equity	9.3
U.S. Mid Cap	8.9
Emerging-Market Equity	6.5
U.S. Small Cap	1.9
Sector Equity	1.3
Fixed income	2.5
Intermediate Bond	0.8
Multi-Sector Bond	0.6
Emerging-Market Debt	0.6
High Yield Bond	0.5
Alternative and specialty	3.7
Sector Equity	2.4
Absolute Return	1.3
Unaffiliated investment companies	4.0
Equity	4.0
U.S. Government	2.6
Short-term investments and other	0.2

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-29-20 (%)

	Class A	Class I1,2	Class R1[2]	Class R2[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3	Index 4	Index 5
Inception	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14
Average annual total returns
1-year	-1.91	3.56	3.08	3.08	2.94	3.51	3.60	3.66	3.61	3.17	11.68	6.51	8.19	4.95
5-year	4.25	5.67	5.24	5.35	5.16	5.60	5.73	5.78	5.73	5.86	3.58	7.03	9.23	6.67
Since inception	4.98	6.14	5.78	5.93	5.72	6.17	6.31	6.36	6.31	6.43	3.92	7.88	10.29	7.37
Cumulative returns
6-months	-3.72	1.46	1.27	1.18	1.13	1.41	1.51	1.47	1.51	0.54	3.39	2.51	1.92	1.44
5-year	23.13	31.72	29.09	29.79	28.59	31.34	32.14	32.45	32.12	32.93	19.21	40.45	55.49	38.11
Since inception	33.45	42.41	39.57	40.71	39.13	42.66	43.75	44.14	43.73	44.72	25.62	56.85	78.79	52.43

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.42	1.12	1.76	1.51	1.66	1.36	1.06	1.01	1.05
Net (%)	1.01	0.71	1.35	1.10	1.25	0.85	0.65	0.59	0.64

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class I shares were first offered on 3-27-15. Returns prior to this date are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       5

Multimanager 2050 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2050 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and three separate indexes.

Index 1 is the S&P Target Date 2050 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is the John Hancock 2050 Lifetime Index, which is based on the fund's asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.

Index 4 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 5 is 66.50% Russell 3000 Index, 28.50% MSCI ACWI ex-USA Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% ICE BofA U.S. High Yield Master II Index.

Prior to January 1, 2020, the fund's primary benchmark was the S&P 500 Index. Effective January 1, 2020, the fund's primary benchmark index is the S&P Target Date 2050 Index. The S&P Target Date 2050 Index better reflects the universe of investment opportunities based on the fund's current investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	% of Total
Equity	87.1
Large Blend	32.6
U.S. Large Cap	26.4
International Equity	9.3
U.S. Mid Cap	9.0
Emerging-Market Equity	6.6
U.S. Small Cap	1.9
Sector Equity	1.3
Fixed income	2.4
Intermediate Bond	0.8
Multi-Sector Bond	0.6
Emerging-Market Debt	0.5
High Yield Bond	0.5
Alternative and specialty	3.8
Sector Equity	2.5
Absolute Return	1.3
Unaffiliated investment companies	4.0
Equity	4.0
U.S. Government	2.6
Short-term investments and other	0.1

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-29-20 (%)

	Class A1	Class I1,2	Class R1[1,2]	Class R2[1,2]	Class R3[1,2]	Class R4[1,2]	Class R5[1,2]	Class R6[1,2]	Class 1[2]	Index 1	Index 2	Index 3	Index 4	Index 5
Inception	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11
Average annual total returns
1-year	-2.02	3.41	2.82	3.16	2.92	3.28	3.58	3.63	3.59	3.24	11.68	6.51	8.19	4.95
5-year	4.24	5.65	5.00	5.25	5.11	5.51	5.73	5.77	5.73	5.81	3.58	7.03	9.23	6.67
Since inception	5.99	6.96	6.34	6.58	6.45	6.81	7.01	7.06	7.00	7.33	3.75	8.58	11.48	8.22
Cumulative returns
6-months	-3.79	1.38	1.14	1.30	1.15	1.34	1.54	1.50	1.54	0.58	3.39	2.51	1.92	1.44
5-year	23.08	31.63	27.61	29.15	28.31	30.74	32.11	32.40	32.10	32.63	19.21	40.45	55.49	38.11
Since inception	67.26	81.25	72.12	75.58	73.70	79.02	82.05	82.71	81.90	86.81	38.48	107.04	161.33	101.02

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.37	1.07	1.71	1.46	1.61	1.31	1.01	0.96	1.00
Net (%)	1.02	0.72	1.36	1.11	1.26	0.86	0.66	0.60	0.65

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class A, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares were first offered on 3-1-12; Class I shares were first offered on 3-27-15. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       6

Multimanager 2045 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2045 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and three separate indexes.

Index 1 is the S&P Target Date 2045 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is the John Hancock 2045 Lifetime Index, which is based on the fund's asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.

Index 4 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 5 is 66.50% Russell 3000 Index, 28.50% MSCI ACWI ex-USA Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% ICE BofA U.S. High Yield Master II Index.

Prior to January 1, 2020, the fund's primary benchmark was the S&P 500 Index. Effective January 1, 2020, the fund's primary benchmark index is the S&P Target Date 2045 Index. The S&P Target Date 2045 Index better reflects the universe of investment opportunities based on the fund's current investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	% of Total
Equity	87.0
Large Blend	32.8
U.S. Large Cap	26.2
International Equity	9.3
U.S. Mid Cap	9.0
Emerging-Market Equity	6.5
U.S. Small Cap	1.9
Sector Equity	1.3
Fixed income	2.4
Intermediate Bond	0.9
Multi-Sector Bond	0.5
Emerging-Market Debt	0.5
High Yield Bond	0.5
Alternative and specialty	3.8
Sector Equity	2.5
Absolute Return	1.3
Unaffiliated investment companies	4.0
Equity	4.0
U.S. Government	2.6
Short-term investments and other	0.2

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-29-20 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4	Index 5
Start date	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10
Average annual total returns
1-year	-1.93	3.39	2.81	3.10	2.88	3.35	3.63	3.60	3.55	3.43	11.68	6.51	8.19	4.95
5-year	4.28	5.64	5.00	5.25	5.10	5.50	5.73	5.79	5.73	5.73	3.58	7.03	9.23	6.67
10-year	7.75	8.33	8.00	8.22	8.11	8.50	8.76	8.69	8.74	8.84	3.93	10.25	12.65	9.81
Cumulative returns
6-months	-3.76	1.47	1.08	1.18	1.15	1.33	1.52	1.48	1.44	0.63	3.39	2.51	1.92	1.44
5-year	23.31	31.56	27.60	29.16	28.25	30.72	32.14	32.47	32.11	32.11	19.21	40.45	55.49	38.11
10-year	111.00	122.65	115.94	120.27	118.07	126.05	131.52	130.04	131.06	133.37	47.07	165.35	229.18	154.93

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.34	1.04	1.68	1.43	1.58	1.28	0.98	0.93	0.97
Net (%)	1.00	0.70	1.34	1.09	1.24	0.84	0.64	0.58	0.63

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       7

Multimanager 2040 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2040 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and three separate indexes.

Index 1 is the S&P Target Date 2040 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is the John Hancock 2040 Lifetime Index, which is based on the fund's asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.

Index 4 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 5 is 64.40% Russell 3000 Index, 27.60% MSCI ACWI ex-USA Index, 6.40% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.60% ICE BofA U.S. High Yield Master II Index.

Prior to January 1, 2020, the fund's primary benchmark was the S&P 500 Index. Effective January 1, 2020, the fund's primary benchmark index is the S&P Target Date 2040 Index. The S&P Target Date 2040 Index better reflects the universe of investment opportunities based on the fund's current investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	% of Total
Equity	82.0
Large Blend	31.4
U.S. Large Cap	23.7
International Equity	9.7
U.S. Mid Cap	8.2
Emerging-Market Equity	6.0
U.S. Small Cap	1.7
Sector Equity	1.3
Fixed income	4.8
Intermediate Bond	2.3
Multi-Sector Bond	0.9
Emerging-Market Debt	0.9
High Yield Bond	0.7
Alternative and specialty	4.6
Sector Equity	3.2
Absolute Return	1.4
Unaffiliated investment companies	4.3
Equity	4.3
U.S. Government	4.1
Short-term investments and other	0.2

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-29-20 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4	Index 5
Start date	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10
Average annual total returns
1-year	-1.57	3.86	3.28	3.51	3.38	3.84	4.01	3.98	4.03	3.70	11.68	6.98	8.19	5.19
5-year	4.32	5.72	5.07	5.32	5.17	5.58	5.78	5.83	5.80	5.65	3.58	7.12	9.23	6.72
10-year	7.78	8.38	8.04	8.26	8.15	8.54	8.79	8.72	8.77	8.68	3.93	10.30	12.65	9.83
Cumulative returns
6-months	-3.45	1.78	1.47	1.61	1.47	1.75	1.83	1.80	1.85	0.75	3.39	2.65	1.92	1.58
5-year	23.53	32.05	28.06	29.58	28.64	31.18	32.45	32.76	32.54	31.64	19.21	41.07	55.49	38.43
10-year	111.44	123.51	116.77	121.05	118.92	127.02	132.15	130.64	131.89	129.87	47.07	166.52	229.18	155.50

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.34	1.04	1.68	1.43	1.58	1.28	0.98	0.93	0.97
Net (%)	1.00	0.70	1.34	1.09	1.24	0.84	0.64	0.58	0.63

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       8

Multimanager 2035 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2035 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and three separate indexes.

Index 1 is the S&P Target Date 2035 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is the John Hancock 2035 Lifetime Index, which is based on the fund's asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.

Index 4 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 5 is 59.50% Russell 3000 Index, 25.50% MSCI ACWI ex-USA Index, 12.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 3.00% ICE BofA U.S. High Yield Master II Index.

Prior to January 1, 2020, the fund's primary benchmark was the S&P 500 Index. Effective January 1, 2020, the fund's primary benchmark index is the S&P Target Date 2035 Index. The S&P Target Date 2035 Index better reflects the universe of investment opportunities based on the fund's current investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	% of Total
Equity	73.9
Large Blend	28.5
U.S. Large Cap	21.9
International Equity	9.2
U.S. Mid Cap	6.9
Emerging-Market Equity	5.1
U.S. Small Cap	1.3
Sector Equity	1.0
Fixed income	11.3
Intermediate Bond	5.8
Multi-Sector Bond	2.5
Emerging-Market Debt	1.6
High Yield Bond	1.4
Alternative and specialty	5.4
Sector Equity	3.8
Absolute Return	1.6
Unaffiliated investment companies	3.9
Equity	3.9
U.S. Government	5.4
Short-term investments and other	0.1

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-29-20 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4	Index 5
Start date	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10
Average annual total returns
1-year	-0.99	4.53	3.81	4.21	3.89	4.37	4.55	4.71	4.66	4.15	11.68	7.94	8.19	5.66
5-year	4.21	5.60	4.94	5.21	5.04	5.45	5.66	5.74	5.68	5.52	3.58	6.99	9.23	6.59
10-year	7.69	8.29	7.95	8.17	8.04	8.46	8.69	8.63	8.69	8.44	3.93	10.20	12.65	9.73
Cumulative returns
6-months	-3.24	2.05	1.70	1.92	1.79	1.99	2.07	2.13	2.09	0.93	3.39	2.72	1.92	1.73
5-year	22.90	31.33	27.24	28.90	27.85	30.41	31.67	32.20	31.85	30.85	19.21	40.20	55.49	37.60
10-year	109.71	121.80	114.89	119.33	116.64	125.35	130.08	128.89	130.16	124.89	47.07	164.07	229.18	153.05

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.34	1.04	1.68	1.43	1.58	1.28	0.98	0.93	0.97
Net (%)	1.01	0.71	1.35	1.10	1.25	0.85	0.65	0.59	0.64

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       9

Multimanager 2030 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2030 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and three separate indexes.

Index 1 is the S&P Target Date 2030 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is the John Hancock 2030 Lifetime Index, which is based on the fund's asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.

Index 4 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 5 is 51.80% Russell 3000 Index, 22.20% MSCI ACWI ex-USA Index, 20.80% Bloomberg Barclays U.S. Aggregate Bond Index, and 5.20% ICE BofA U.S. High Yield Master II Index.

Prior to January 1, 2020, the fund's primary benchmark was the S&P 500 Index. Effective January 1, 2020, the fund's primary benchmark index is the S&P Target Date 2030 Index. The S&P Target Date 2030 Index better reflects the universe of investment opportunities based on the fund's current investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	% of Total
Equity	64.4
Large Blend	25.3
U.S. Large Cap	18.1
International Equity	9.4
U.S. Mid Cap	5.6
Emerging-Market Equity	4.0
U.S. Small Cap	1.0
Sector Equity	1.0
Fixed income	19.0
Intermediate Bond	9.5
Multi-Sector Bond	4.7
Emerging-Market Debt	2.6
High Yield Bond	2.2
Alternative and specialty	6.5
Sector Equity	4.8
Absolute Return	1.7
Unaffiliated investment companies	3.3
Equity	3.3
U.S. Government	6.6
Short-term investments and other	0.2

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-29-20 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4	Index 5
Start date	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10
Average annual total returns
1-year	-0.41	5.18	4.59	4.83	4.67	5.17	5.26	5.32	5.37	4.83	11.68	8.95	8.19	6.46
5-year	4.10	5.49	4.84	5.10	4.93	5.37	5.54	5.62	5.56	5.34	3.58	6.80	9.23	6.45
10-year	7.46	8.05	7.72	7.93	7.81	8.22	8.45	8.40	8.45	8.10	3.93	9.90	12.65	9.43
Cumulative returns
6-months	-2.99	2.30	2.01	2.15	2.00	2.29	2.28	2.34	2.29	1.19	3.39	2.80	1.92	2.10
5-year	22.24	30.61	26.64	28.23	27.18	29.87	30.97	31.43	31.07	29.72	19.21	38.97	55.49	36.68
10-year	105.32	116.90	110.31	114.54	112.19	120.30	125.08	123.99	124.99	117.99	47.07	157.09	229.18	146.20

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.32	1.02	1.66	1.41	1.56	1.26	0.96	0.91	0.95
Net (%)	0.99	0.69	1.33	1.08	1.23	0.83	0.63	0.57	0.62

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       10

Multimanager 2025 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2025 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and three separate indexes.

Index 1 is the S&P Target Date 2025 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is the John Hancock 2025 Lifetime Index, which is based on the fund's asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.

Index 4 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 5 is 43.40% Russell 3000 Index, 18.60% MSCI ACWI ex-USA Index, 30.40% Bloomberg Barclays U.S. Aggregate Bond Index, and 7.60% ICE BofA U.S. High Yield Master II Index.

Prior to January 1, 2020, the fund's primary benchmark was the S&P 500 Index. Effective January 1, 2020, the fund's primary benchmark index is the S&P Target Date 2025 Index. The S&P Target Date 2025 Index better reflects the universe of investment opportunities based on the fund's current investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	% of Total
Equity	53.7
Large Blend	21.6
U.S. Large Cap	13.9
International Equity	9.6
U.S. Mid Cap	4.3
Emerging-Market Equity	2.8
Sector Equity	0.8
U.S. Small Cap	0.7
Fixed income	27.9
Intermediate Bond	11.8
Multi-Sector Bond	7.7
Emerging-Market Debt	3.2
High Yield Bond	2.8
Short-Term Bond	1.5
Bank Loan	0.9
Alternative and specialty	7.4
Sector Equity	5.6
Absolute Return	1.8
Unaffiliated investment companies	2.9
Equity	2.9
U.S. Government	8.0
Short-term investments and other	0.1

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-29-20 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4	Index 5
Start date	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10
Average annual total returns
1-year	0.19	5.76	5.06	5.32	5.15	5.52	5.85	5.80	5.74	5.49	11.68	9.34	8.19	7.22
5-year	3.86	5.25	4.59	4.86	4.69	5.12	5.31	5.39	5.31	5.13	3.58	6.42	9.23	6.18
10-year	7.07	7.67	7.33	7.54	7.41	7.82	8.05	7.99	8.04	7.70	3.93	9.48	12.65	8.96
Cumulative returns
6-months	-3.00	2.21	1.92	2.07	2.00	2.17	2.28	2.24	2.28	1.43	3.39	2.71	1.92	2.33
5-year	20.87	29.18	25.17	26.78	25.77	28.34	29.50	29.99	29.51	28.43	19.21	36.52	55.49	34.97
10-year	97.94	109.30	102.79	106.91	104.30	112.29	116.99	115.76	116.78	110.06	47.07	147.31	229.18	135.94

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.32	1.02	1.66	1.41	1.56	1.26	0.96	0.91	0.95
Net (%)	0.98	0.68	1.32	1.07	1.22	0.82	0.62	0.56	0.61

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       11

Multimanager 2020 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2020 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and three separate indexes.

Index 1 is the S&P Target Date 2020 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is the John Hancock 2020 Lifetime Index, which is based on the fund's asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.

Index 4 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 5 is 36.40% Russell 3000 Index, 15.60% MSCI ACWI ex-USA Index, 38.40% Bloomberg Barclays U.S. Aggregate Bond Index, and 9.60% ICE BofA U.S. High Yield Master II Index.

Prior to January 1, 2020, the fund's primary benchmark was the S&P 500 Index. Effective January 1, 2020, the fund's primary benchmark index is the S&P Target Date 2020 Index. The S&P Target Date 2020 Index better reflects the universe of investment opportunities based on the fund's current investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	% of Total
Equity	41.4
Large Blend	17.5
U.S. Large Cap	8.8
International Equity	8.8
U.S. Mid Cap	3.1
Emerging-Market Equity	1.7
U.S. Small Cap	0.8
Sector Equity	0.7
Fixed income	39.5
Intermediate Bond	18.6
Multi-Sector Bond	8.6
Emerging-Market Debt	4.1
High Yield Bond	3.5
Short-Term Bond	3.1
Bank Loan	1.6
Alternative and specialty	8.5
Sector Equity	6.5
Absolute Return	2.0
Unaffiliated investment companies	2.1
Equity	2.1
U.S. Government	8.3
Short-term investments and other	0.2

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-29-20 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4	Index 5
Start date	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10
Average annual total returns
1-year	0.72	6.42	5.81	5.95	5.79	6.21	6.39	6.46	6.51	6.06	11.68	9.21	8.19	7.80
5-year	3.58	5.00	4.33	4.56	4.40	4.81	5.03	5.08	5.03	4.86	3.58	5.88	9.23	5.83
10-year	6.53	7.12	6.78	6.99	6.87	7.27	7.51	7.44	7.50	7.24	3.93	8.85	12.65	8.34
Cumulative returns
6-months	-2.86	2.44	2.15	2.29	2.14	2.32	2.41	2.47	2.41	1.65	3.39	2.55	1.92	2.43
5-year	19.25	27.61	23.59	25.00	24.03	26.48	27.79	28.09	27.83	26.79	19.21	33.04	55.49	32.76
10-year	88.19	99.01	92.75	96.56	94.35	101.76	106.30	105.04	106.16	101.08	47.07	133.42	229.18	122.73

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.32	1.02	1.66	1.41	1.56	1.26	0.96	0.91	0.95
Net (%)	0.96	0.66	1.30	1.05	1.20	0.80	0.60	0.54	0.59

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       12

Multimanager 2015 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2015 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and three separate indexes.

Index 1 is the S&P Target Date 2015 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is the John Hancock 2015 Lifetime Index, which is based on the fund's asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.

Index 4 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 5 is 30.60% Russell 3000 Index, 13.10% MSCI ACWI ex-USA Index, 45.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 11.30% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

Prior to January 1, 2020, the fund's primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective January 1, 2020, the fund's primary benchmark index is the S&P Target Date 2015 Index. The S&P Target Date 2015 Index better reflects the universe of investment opportunities based on the fund's current investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	% of Total
Equity	34.8
Large Blend	14.5
International Equity	8.5
U.S. Large Cap	8.1
U.S. Mid Cap	2.2
Emerging-Market Equity	1.0
U.S. Small Cap	0.5
Fixed income	47.3
Intermediate Bond	22.3
Multi-Sector Bond	9.5
Short-Term Bond	4.7
Emerging-Market Debt	4.5
High Yield Bond	3.9
Bank Loan	2.4
Alternative and specialty	7.6
Sector Equity	5.4
Absolute Return	2.2
Unaffiliated investment companies	1.8
Equity	1.8
U.S. Government	8.4
Short-term investments and other	0.1

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-29-20 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4	Index 5
Start date	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10
Average annual total returns
1-year	0.99	6.61	5.97	6.27	6.09	6.48	6.68	6.74	6.69	6.33	11.68	8.72	8.19	8.26
5-year	3.26	4.62	3.96	4.21	4.07	4.47	4.69	4.73	4.70	4.58	3.58	5.25	9.23	5.50
10-year	5.97	6.56	6.23	6.44	6.32	6.73	6.96	6.91	6.95	6.66	3.93	7.93	12.65	7.74
Cumulative returns
6-months	-3.01	2.17	1.89	2.05	2.00	2.14	2.24	2.30	2.25	1.75	3.39	2.29	1.92	2.51
5-year	17.39	25.36	21.44	22.90	22.07	24.45	25.78	25.97	25.80	25.08	19.21	29.15	55.49	30.72
10-year	78.62	88.86	82.94	86.71	84.63	91.78	96.00	94.98	95.86	90.60	47.07	114.56	229.18	110.77

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.37	1.07	1.71	1.46	1.61	1.31	1.01	0.96	1.00
Net (%)	0.94	0.64	1.28	1.03	1.18	0.78	0.58	0.52	0.57

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       13

Multimanager 2010 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2010 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and three separate indexes.

Index 1 is the S&P Target Date 2010 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is the John Hancock 2010 Lifetime Index, which is based on the fund's asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.

Index 4 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 5 is 26.25% Russell 3000 Index, 11.25% MSCI ACWI ex-USA Index, 50.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 12.50% ICE BofA U.S. High Yield Master II Index.

Prior to January 1, 2020, the fund's primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective January 1, 2020, the fund's primary benchmark index is the S&P Target Date 2010 Index. The S&P Target Date 2010 Index better reflects the universe of investment opportunities based on the fund's current investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	% of Total
Equity	28.7
Large Blend	12.3
U.S. Large Cap	8.3
International Equity	6.1
U.S. Mid Cap	1.3
Emerging-Market Equity	0.4
U.S. Small Cap	0.3
Fixed income	53.6
Intermediate Bond	24.9
Multi-Sector Bond	10.3
Short-Term Bond	6.4
Emerging-Market Debt	4.8
High Yield Bond	4.1
Bank Loan	3.1
Alternative and specialty	7.9
Absolute Return	5.4
Sector Equity	2.5
Unaffiliated investment companies	1.5
Equity	1.5
U.S. Government	8.2
Short-term investments and other	0.1

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-29-20 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4	Index 5
Start date	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10	2-28-10
Average annual total returns
1-year	1.15	6.82	6.33	6.44	6.31	6.70	6.90	6.95	6.90	6.76	11.68	8.27	8.19	8.62
5-year	3.05	4.42	3.86	4.02	3.87	4.30	4.49	4.54	4.49	4.27	3.58	4.89	9.23	5.32
10-year	5.55	6.13	5.84	6.00	5.90	6.30	6.54	6.46	6.52	6.00	3.93	7.13	12.65	7.26
Cumulative returns
6-months	-3.08	2.12	1.99	1.99	1.97	2.12	2.20	2.13	2.20	1.92	3.39	2.16	1.92	2.60
5-year	16.19	24.16	20.82	21.76	20.90	23.45	24.57	24.88	24.56	23.27	19.21	26.97	55.49	29.59
10-year	71.62	81.24	76.37	79.16	77.32	84.23	88.47	87.05	88.03	79.09	47.07	99.10	229.18	101.60

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.40	1.10	1.74	1.49	1.64	1.34	1.04	0.99	1.03
Net (%)	0.92	0.62	1.26	1.01	1.16	0.76	0.56	0.50	0.55

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       14

Your expenses
As a shareholder of a John Hancock Funds II Multimanager Lifetime Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, each portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2019 through February 29, 2020).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2019	Ending value on 2-29-2020	Expenses paid during period ended 2-29-2020[1]	Annualized expense ratio[2]
Multimanager 2060 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,013.00	$2.10	0.42%
	Hypothetical example	1,000.00	1,022.80	2.11	0.42%
Class I	Actual expenses/actual returns	1,000.00	1,015.10	0.60	0.12%
	Hypothetical example	1,000.00	1,024.30	0.60	0.12%
Class R1	Actual expenses/actual returns	1,000.00	1,012.10	2.55	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R2	Actual expenses/actual returns	1,000.00	1,013.40	1.90	0.38%
	Hypothetical example	1,000.00	1,023.00	1.91	0.38%
Class R3	Actual expenses/actual returns	1,000.00	1,012.00	3.10	0.62%
	Hypothetical example	1,000.00	1,021.80	3.12	0.62%
Class R4	Actual expenses/actual returns	1,000.00	1,013.80	0.80	0.16%
	Hypothetical example	1,000.00	1,024.10	0.81	0.16%
Class R5	Actual expenses/actual returns	1,000.00	1,015.60	0.30	0.06%
	Hypothetical example	1,000.00	1,024.60	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,015.30	0.00	0.00%
	Hypothetical example	1,000.00	1,024.90	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,014.80	0.25	0.05%
	Hypothetical example	1,000.00	1,024.60	0.25	0.05%
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	15

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2019	Ending value on 2-29-2020	Expenses paid during period ended 2-29-2020[1]	Annualized expense ratio[2]
Multimanager 2055 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,013.50	$2.10	0.42%
	Hypothetical example	1,000.00	1,022.80	2.11	0.42%
Class I	Actual expenses/actual returns	1,000.00	1,014.60	0.60	0.12%
	Hypothetical example	1,000.00	1,024.30	0.60	0.12%
Class R1	Actual expenses/actual returns	1,000.00	1,012.70	2.55	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R2	Actual expenses/actual returns	1,000.00	1,011.80	2.50	0.50%
	Hypothetical example	1,000.00	1,022.40	2.51	0.50%
Class R3	Actual expenses/actual returns	1,000.00	1,011.30	3.30	0.66%
	Hypothetical example	1,000.00	1,021.60	3.32	0.66%
Class R4	Actual expenses/actual returns	1,000.00	1,014.10	0.80	0.16%
	Hypothetical example	1,000.00	1,024.10	0.81	0.16%
Class R5	Actual expenses/actual returns	1,000.00	1,015.10	0.30	0.06%
	Hypothetical example	1,000.00	1,024.60	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,014.70	0.00	0.00%
	Hypothetical example	1,000.00	1,024.90	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,015.10	0.25	0.05%
	Hypothetical example	1,000.00	1,024.60	0.25	0.05%
Multimanager 2050 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,012.80	$2.10	0.42%
	Hypothetical example	1,000.00	1,022.80	2.11	0.42%
Class I	Actual expenses/actual returns	1,000.00	1,013.80	0.60	0.12%
	Hypothetical example	1,000.00	1,024.30	0.60	0.12%
Class R1	Actual expenses/actual returns	1,000.00	1,011.40	3.80	0.76%
	Hypothetical example	1,000.00	1,021.10	3.82	0.76%
Class R2	Actual expenses/actual returns	1,000.00	1,013.00	2.45	0.49%
	Hypothetical example	1,000.00	1,022.40	2.46	0.49%
Class R3	Actual expenses/actual returns	1,000.00	1,011.50	3.25	0.65%
	Hypothetical example	1,000.00	1,021.60	3.27	0.65%
Class R4	Actual expenses/actual returns	1,000.00	1,013.40	1.30	0.26%
	Hypothetical example	1,000.00	1,023.60	1.31	0.26%
Class R5	Actual expenses/actual returns	1,000.00	1,015.40	0.30	0.06%
	Hypothetical example	1,000.00	1,024.60	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,015.00	0.00	0.00%
	Hypothetical example	1,000.00	1,024.90	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,015.40	0.25	0.05%
	Hypothetical example	1,000.00	1,024.60	0.25	0.05%
16	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2019	Ending value on 2-29-2020	Expenses paid during period ended 2-29-2020[1]	Annualized expense ratio[2]
Multimanager 2045 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,012.80	$2.10	0.42%
	Hypothetical example	1,000.00	1,022.80	2.11	0.42%
Class I	Actual expenses/actual returns	1,000.00	1,014.70	0.60	0.12%
	Hypothetical example	1,000.00	1,024.30	0.60	0.12%
Class R1	Actual expenses/actual returns	1,000.00	1,010.80	3.65	0.73%
	Hypothetical example	1,000.00	1,021.20	3.67	0.73%
Class R2	Actual expenses/actual returns	1,000.00	1,011.80	2.55	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R3	Actual expenses/actual returns	1,000.00	1,011.50	3.25	0.65%
	Hypothetical example	1,000.00	1,021.60	3.27	0.65%
Class R4	Actual expenses/actual returns	1,000.00	1,013.30	1.30	0.26%
	Hypothetical example	1,000.00	1,023.60	1.31	0.26%
Class R5	Actual expenses/actual returns	1,000.00	1,015.20	0.30	0.06%
	Hypothetical example	1,000.00	1,024.60	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,014.80	0.00	0.00%
	Hypothetical example	1,000.00	1,024.90	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,014.40	0.25	0.05%
	Hypothetical example	1,000.00	1,024.60	0.25	0.05%
Multimanager 2040 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,015.90	$2.11	0.42%
	Hypothetical example	1,000.00	1,022.80	2.11	0.42%
Class I	Actual expenses/actual returns	1,000.00	1,017.80	0.60	0.12%
	Hypothetical example	1,000.00	1,024.30	0.60	0.12%
Class R1	Actual expenses/actual returns	1,000.00	1,014.70	3.76	0.75%
	Hypothetical example	1,000.00	1,021.10	3.77	0.75%
Class R2	Actual expenses/actual returns	1,000.00	1,016.10	2.46	0.49%
	Hypothetical example	1,000.00	1,022.40	2.46	0.49%
Class R3	Actual expenses/actual returns	1,000.00	1,014.70	3.26	0.65%
	Hypothetical example	1,000.00	1,021.60	3.27	0.65%
Class R4	Actual expenses/actual returns	1,000.00	1,017.50	1.30	0.26%
	Hypothetical example	1,000.00	1,023.60	1.31	0.26%
Class R5	Actual expenses/actual returns	1,000.00	1,018.30	0.30	0.06%
	Hypothetical example	1,000.00	1,024.60	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,018.00	0.00	0.00%
	Hypothetical example	1,000.00	1,024.90	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,018.50	0.25	0.05%
	Hypothetical example	1,000.00	1,024.60	0.25	0.05%
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	17

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2019	Ending value on 2-29-2020	Expenses paid during period ended 2-29-2020[1]	Annualized expense ratio[2]
Multimanager 2035 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,018.20	$2.11	0.42%
	Hypothetical example	1,000.00	1,022.80	2.11	0.42%
Class I	Actual expenses/actual returns	1,000.00	1,020.50	0.60	0.12%
	Hypothetical example	1,000.00	1,024.30	0.60	0.12%
Class R1	Actual expenses/actual returns	1,000.00	1,017.00	3.81	0.76%
	Hypothetical example	1,000.00	1,021.10	3.82	0.76%
Class R2	Actual expenses/actual returns	1,000.00	1,019.20	2.56	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R3	Actual expenses/actual returns	1,000.00	1,017.90	3.31	0.66%
	Hypothetical example	1,000.00	1,021.60	3.32	0.66%
Class R4	Actual expenses/actual returns	1,000.00	1,019.90	1.31	0.26%
	Hypothetical example	1,000.00	1,023.60	1.31	0.26%
Class R5	Actual expenses/actual returns	1,000.00	1,020.70	0.30	0.06%
	Hypothetical example	1,000.00	1,024.60	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,021.30	0.00	0.00%
	Hypothetical example	1,000.00	1,024.90	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,020.90	0.25	0.05%
	Hypothetical example	1,000.00	1,024.60	0.25	0.05%
Multimanager 2030 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,021.10	$2.11	0.42%
	Hypothetical example	1,000.00	1,022.80	2.11	0.42%
Class I	Actual expenses/actual returns	1,000.00	1,023.00	0.60	0.12%
	Hypothetical example	1,000.00	1,024.30	0.60	0.12%
Class R1	Actual expenses/actual returns	1,000.00	1,020.10	3.72	0.74%
	Hypothetical example	1,000.00	1,021.20	3.72	0.74%
Class R2	Actual expenses/actual returns	1,000.00	1,021.50	2.46	0.49%
	Hypothetical example	1,000.00	1,022.40	2.46	0.49%
Class R3	Actual expenses/actual returns	1,000.00	1,020.00	3.26	0.65%
	Hypothetical example	1,000.00	1,021.60	3.27	0.65%
Class R4	Actual expenses/actual returns	1,000.00	1,022.90	1.26	0.25%
	Hypothetical example	1,000.00	1,023.60	1.26	0.25%
Class R5	Actual expenses/actual returns	1,000.00	1,022.80	0.30	0.06%
	Hypothetical example	1,000.00	1,024.60	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,023.40	0.00	0.00%
	Hypothetical example	1,000.00	1,024.90	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,022.90	0.25	0.05%
	Hypothetical example	1,000.00	1,024.60	0.25	0.05%
18	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2019	Ending value on 2-29-2020	Expenses paid during period ended 2-29-2020[1]	Annualized expense ratio[2]
Multimanager 2025 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,021.10	$2.11	0.42%
	Hypothetical example	1,000.00	1,022.80	2.11	0.42%
Class I	Actual expenses/actual returns	1,000.00	1,022.10	0.60	0.12%
	Hypothetical example	1,000.00	1,024.30	0.60	0.12%
Class R1	Actual expenses/actual returns	1,000.00	1,019.20	3.72	0.74%
	Hypothetical example	1,000.00	1,021.20	3.72	0.74%
Class R2	Actual expenses/actual returns	1,000.00	1,020.70	2.46	0.49%
	Hypothetical example	1,000.00	1,022.40	2.46	0.49%
Class R3	Actual expenses/actual returns	1,000.00	1,020.00	3.31	0.66%
	Hypothetical example	1,000.00	1,021.60	3.32	0.66%
Class R4	Actual expenses/actual returns	1,000.00	1,021.70	1.31	0.26%
	Hypothetical example	1,000.00	1,023.60	1.31	0.26%
Class R5	Actual expenses/actual returns	1,000.00	1,022.80	0.30	0.06%
	Hypothetical example	1,000.00	1,024.60	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,022.40	0.00	0.00%
	Hypothetical example	1,000.00	1,024.90	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,022.80	0.25	0.05%
	Hypothetical example	1,000.00	1,024.60	0.25	0.05%
Multimanager 2020 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,022.50	$2.11	0.42%
	Hypothetical example	1,000.00	1,022.80	2.11	0.42%
Class I	Actual expenses/actual returns	1,000.00	1,024.40	0.60	0.12%
	Hypothetical example	1,000.00	1,024.30	0.60	0.12%
Class R1	Actual expenses/actual returns	1,000.00	1,021.50	3.77	0.75%
	Hypothetical example	1,000.00	1,021.10	3.77	0.75%
Class R2	Actual expenses/actual returns	1,000.00	1,022.90	2.51	0.50%
	Hypothetical example	1,000.00	1,022.40	2.51	0.50%
Class R3	Actual expenses/actual returns	1,000.00	1,021.40	3.32	0.66%
	Hypothetical example	1,000.00	1,021.60	3.32	0.66%
Class R4	Actual expenses/actual returns	1,000.00	1,023.20	1.26	0.25%
	Hypothetical example	1,000.00	1,023.60	1.26	0.25%
Class R5	Actual expenses/actual returns	1,000.00	1,024.10	0.30	0.06%
	Hypothetical example	1,000.00	1,024.60	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,024.70	0.00	0.00%
	Hypothetical example	1,000.00	1,024.90	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,024.10	0.25	0.05%
	Hypothetical example	1,000.00	1,024.60	0.25	0.05%
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	19

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2019	Ending value on 2-29-2020	Expenses paid during period ended 2-29-2020[1]	Annualized expense ratio[2]
Multimanager 2015 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,020.90	$2.11	0.42%
	Hypothetical example	1,000.00	1,022.80	2.11	0.42%
Class I	Actual expenses/actual returns	1,000.00	1,021.70	0.60	0.12%
	Hypothetical example	1,000.00	1,024.30	0.60	0.12%
Class R1	Actual expenses/actual returns	1,000.00	1,018.90	3.81	0.76%
	Hypothetical example	1,000.00	1,021.10	3.82	0.76%
Class R2	Actual expenses/actual returns	1,000.00	1,020.50	2.51	0.50%
	Hypothetical example	1,000.00	1,022.40	2.51	0.50%
Class R3	Actual expenses/actual returns	1,000.00	1,020.00	3.26	0.65%
	Hypothetical example	1,000.00	1,021.60	3.27	0.65%
Class R4	Actual expenses/actual returns	1,000.00	1,021.40	1.36	0.27%
	Hypothetical example	1,000.00	1,023.50	1.36	0.27%
Class R5	Actual expenses/actual returns	1,000.00	1,022.40	0.30	0.06%
	Hypothetical example	1,000.00	1,024.60	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,023.00	0.00	0.00%
	Hypothetical example	1,000.00	1,024.90	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,022.50	0.25	0.05%
	Hypothetical example	1,000.00	1,024.60	0.25	0.05%
Multimanager 2010 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,020.60	$2.11	0.42%
	Hypothetical example	1,000.00	1,022.80	2.11	0.42%
Class I	Actual expenses/actual returns	1,000.00	1,021.20	0.60	0.12%
	Hypothetical example	1,000.00	1,024.30	0.60	0.12%
Class R1	Actual expenses/actual returns	1,000.00	1,019.90	3.16	0.63%
	Hypothetical example	1,000.00	1,021.70	3.17	0.63%
Class R2	Actual expenses/actual returns	1,000.00	1,019.90	2.46	0.49%
	Hypothetical example	1,000.00	1,022.40	2.46	0.49%
Class R3	Actual expenses/actual returns	1,000.00	1,019.70	3.26	0.65%
	Hypothetical example	1,000.00	1,021.60	3.27	0.65%
Class R4	Actual expenses/actual returns	1,000.00	1,021.20	1.31	0.26%
	Hypothetical example	1,000.00	1,023.60	1.31	0.26%
Class R5	Actual expenses/actual returns	1,000.00	1,022.00	0.30	0.06%
	Hypothetical example	1,000.00	1,024.60	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,021.30	0.00	0.00%
	Hypothetical example	1,000.00	1,024.90	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,022.00	0.25	0.05%
	Hypothetical example	1,000.00	1,024.60	0.25	0.05%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
20	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Portfolios' investments
Subadvisors of Affiliated Underlying Funds
Allianz Global Investors U.S. LLC	(Allianz)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Jennison Associates LLC	(Jennison)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
Redwood Investment Management, LLC	(Redwood)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Unigestion (UK) Limited	(Unigestion)
Wellington Management Company LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
MULTIMANAGER 2060 LIFETIME PORTFOLIO

As of 2-29-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.3%
Equity - 87.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	150,378	$6,335,422
Capital Appreciation, Class NAV, JHF II (Jennison)	253,552	3,937,669
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	283,994	3,064,296
Disciplined Value, Class NAV, JHF III (Boston Partners)	227,486	4,097,016
Disciplined Value International, Class NAV, JHIT (Boston Partners)	312,223	3,437,573
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	623,041	6,641,616
Equity Income, Class NAV, JHF II (T. Rowe Price)	365,428	6,018,591
Financial Industries, Class NAV, JHIT II (MIM US) (B)	77,131	1,312,767
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	65,448	3,085,890
International Dynamic Growth, Class NAV, JHIT (Axiom)	63,409	673,404
International Growth, Class NAV, JHF III (Wellington)	105,702	2,949,092
International Small Company, Class NAV, JHF II (DFA)	244,759	2,371,716
Mid Cap Stock, Class NAV, JHF II (Wellington)	225,534	4,578,335
Mid Value, Class NAV, JHF II (T. Rowe Price)	315,622	4,374,522
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	61,846	987,060
Small Cap Value, Class NAV, JHF II (Wellington)	52,008	933,545
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,991,554	32,608,045
Fixed income - 2.6%
Bond, Class NAV, JHSB (MIM US) (B)	25,347	419,740
Core Bond, Class NAV, JHF II (Wells Capital)	30,597	415,195
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	59,912	570,963
High Yield, Class NAV, JHBT (MIM US) (B)	168,721	566,901
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	53,770	574,260
Alternative and specialty - 3.7%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	71,070	658,815
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	65,927	631,585
Health Sciences, Class NAV, JHF II (T. Rowe Price)	262,247	1,219,450
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	322,525	1,235,269

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $99,160,176)		$93,698,737
UNAFFILIATED INVESTMENT COMPANIES - 4.0%
Equity - 4.0%
Fidelity 500 Index Fund	3,716	381,885
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	21

MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fidelity Emerging Markets Index Fund	190,569	$1,898,069
Fidelity International Index Fund	29,276	1,132,097
Fidelity Small Cap Index Fund	33,064	616,309

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $4,357,608)		$4,028,360
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	4,248	1,678

TOTAL COMMON STOCKS (Cost $1,807)		$1,678
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.5%
U.S. Government - 2.5%
U.S. Treasury STRIPS, PO, 1.687%, 11/15/2048	1,045,700	642,358
U.S. Treasury STRIPS, PO, 1.704%, 02/15/2047	1,011,600	637,185
U.S. Treasury STRIPS, PO, 1.712%, 05/15/2047	1,017,800	637,022
U.S. Treasury STRIPS, PO, 1.716%, 08/15/2046	1,007,600	638,078

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,233,976)		$2,554,643
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (F)	128,400	128,400

TOTAL SHORT-TERM INVESTMENTS (Cost $128,400)		$128,400
Total investments (Cost $105,881,967) - 99.9%		$100,411,818
Other assets and liabilities, net - 0.1%		79,440
TOTAL NET ASSETS - 100.0%		$100,491,258
MULTIMANAGER 2055 LIFETIME PORTFOLIO

As of 2-29-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.2%
Equity - 87.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	331,880	$13,982,111
Capital Appreciation, Class NAV, JHF II (Jennison)	556,741	8,646,188
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	635,250	6,854,343
Disciplined Value, Class NAV, JHF III (Boston Partners)	498,243	8,973,364
Disciplined Value International, Class NAV, JHIT (Boston Partners)	678,908	7,474,777
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,350,451	14,395,810
Equity Income, Class NAV, JHF II (T. Rowe Price)	800,366	13,182,034
Financial Industries, Class NAV, JHIT II (MIM US) (B)	168,933	2,875,247
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	143,346	6,758,776
MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Dynamic Growth, Class NAV, JHIT (Axiom)	137,914	$1,464,651
International Growth, Class NAV, JHF III (Wellington)	229,111	6,392,205
International Small Company, Class NAV, JHF II (DFA)	535,440	5,188,415
Mid Cap Stock, Class NAV, JHF II (Wellington)	499,347	10,136,735
Mid Value, Class NAV, JHF II (T. Rowe Price)	689,402	9,555,115
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	137,333	2,191,830
Small Cap Value, Class NAV, JHF II (Wellington)	113,909	2,044,668
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	6,552,159	71,418,536
Fixed income - 2.5%
Bond, Class NAV, JHSB (MIM US) (B)	54,655	905,091
Core Bond, Class NAV, JHF II (Wells Capital)	65,935	894,734
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	126,113	1,201,852
High Yield, Class NAV, JHBT (MIM US) (B)	355,149	1,193,302
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	113,182	1,208,789
Alternative and specialty - 3.7%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	159,487	1,478,443
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	142,488	1,365,036
Health Sciences, Class NAV, JHF II (T. Rowe Price)	572,096	2,660,245
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	716,185	2,742,990

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $215,193,776)		$205,185,287
UNAFFILIATED INVESTMENT COMPANIES - 4.0%
Equity - 4.0%
Fidelity 500 Index Fund	8,140	836,418
Fidelity Emerging Markets Index Fund	412,827	4,111,757
Fidelity International Index Fund	63,440	2,453,235
Fidelity Small Cap Index Fund	72,417	1,349,853

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $9,477,280)		$8,751,263
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	12,063	4,763

TOTAL COMMON STOCKS (Cost $5,131)		$4,763
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.6%
U.S. Government - 2.6%
U.S. Treasury STRIPS, PO, 1.687%, 11/15/2048	2,347,700	1,442,157
U.S. Treasury STRIPS, PO, 1.704%, 02/15/2047	2,269,400	1,429,446
U.S. Treasury STRIPS, PO, 1.712%, 05/15/2047	2,284,700	1,429,950
U.S. Treasury STRIPS, PO, 1.716%, 08/15/2046	2,260,200	1,431,305
22	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $5,011,523)		$5,732,858
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (F)	289,567	$289,567

TOTAL SHORT-TERM INVESTMENTS (Cost $289,567)		$289,567
Total investments (Cost $229,977,277) - 100.0%		$219,963,738
Other assets and liabilities, net - 0.0%		84,667
TOTAL NET ASSETS - 100.0%		$220,048,405
MULTIMANAGER 2050 LIFETIME PORTFOLIO

As of 2-29-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.3%
Equity - 87.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	616,692	$25,981,230
Capital Appreciation, Class NAV, JHF II (Jennison)	1,037,410	16,110,973
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,176,015	12,689,207
Disciplined Value, Class NAV, JHF III (Boston Partners)	906,280	16,322,109
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,259,840	13,870,841
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,505,245	26,705,916
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,452,534	23,923,240
Financial Industries, Class NAV, JHIT II (MIM US) (B)	309,117	5,261,174
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	262,447	12,374,378
International Dynamic Growth, Class NAV, JHIT (Axiom)	256,640	2,725,512
International Growth, Class NAV, JHF III (Wellington)	426,067	11,887,269
International Small Company, Class NAV, JHF II (DFA)	985,428	9,548,793
Mid Cap Stock, Class NAV, JHF II (Wellington)	924,006	18,757,318
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,274,841	17,669,298
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	253,382	4,043,979
Small Cap Value, Class NAV, JHF II (Wellington)	207,110	3,717,628
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	12,186,111	132,828,608
Fixed income - 2.4%
Bond, Class NAV, JHSB (MIM US) (B)	97,618	1,616,547
Core Bond, Class NAV, JHF II (Wells Capital)	115,743	1,570,634
MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	230,836	$2,199,870
High Yield, Class NAV, JHBT (MIM US) (B)	657,038	2,207,646
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	208,976	2,231,861
Alternative and specialty - 3.8%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	297,349	2,756,424
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	266,646	2,554,472
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,067,309	4,962,987
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,334,242	5,110,145

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $385,770,607)		$379,628,059
UNAFFILIATED INVESTMENT COMPANIES - 4.0%
Equity - 4.0%
Fidelity 500 Index Fund	15,004	1,541,836
Fidelity Emerging Markets Index Fund	769,506	7,664,277
Fidelity International Index Fund	117,883	4,558,533
Fidelity Small Cap Index Fund	131,877	2,458,189

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $17,575,331)		$16,222,835
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	24,454	9,656

TOTAL COMMON STOCKS (Cost $10,402)		$9,656
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.6%
U.S. Government - 2.6%
U.S. Treasury STRIPS, PO, 1.687%, 11/15/2048	4,373,200	2,686,392
U.S. Treasury STRIPS, PO, 1.704%, 02/15/2047	4,229,400	2,664,007
U.S. Treasury STRIPS, PO, 1.712%, 05/15/2047	4,257,200	2,664,500
U.S. Treasury STRIPS, PO, 1.716%, 08/15/2046	4,211,800	2,667,185

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $9,335,580)		$10,682,084
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (F)	500,220	500,220

TOTAL SHORT-TERM INVESTMENTS (Cost $500,220)		$500,220
Total investments (Cost $413,192,140) - 100.0%		$407,042,854
Other assets and liabilities, net - 0.0%		100,127
TOTAL NET ASSETS - 100.0%		$407,142,981
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	23

MULTIMANAGER 2045 LIFETIME PORTFOLIO

As of 2-29-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.2%
Equity - 87.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,089,887	$45,916,958
Capital Appreciation, Class NAV, JHF II (Jennison)	1,822,285	28,300,088
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,087,094	22,519,748
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,565,395	28,192,765
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,204,484	24,271,373
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,360,822	46,486,366
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,508,887	41,321,363
Financial Industries, Class NAV, JHIT II (MIM US) (B)	548,595	9,337,093
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	454,565	21,432,716
International Dynamic Growth, Class NAV, JHIT (Axiom)	455,187	4,834,081
International Growth, Class NAV, JHF III (Wellington)	754,301	21,044,991
International Small Company, Class NAV, JHF II (DFA)	1,722,537	16,691,384
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,633,858	33,167,313
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,261,676	31,346,830
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	449,252	7,170,065
Small Cap Value, Class NAV, JHF II (Wellington)	355,399	6,379,420
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	21,583,320	235,258,191
Fixed income - 2.4%
Bond, Class NAV, JHSB (MIM US) (B)	163,597	2,709,171
Core Bond, Class NAV, JHF II (Wells Capital)	196,484	2,666,289
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	401,750	3,828,675
High Yield, Class NAV, JHBT (MIM US) (B)	1,139,487	3,828,675
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	358,562	3,829,441
Alternative and specialty - 3.8%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	527,114	4,886,344
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	469,145	4,494,410
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,893,422	8,804,413
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,343,454	8,975,430

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $617,898,265)		$667,693,593
UNAFFILIATED INVESTMENT COMPANIES - 4.0%
Equity - 4.0%
Fidelity 500 Index Fund	26,566	2,729,959
MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fidelity Emerging Markets Index Fund	1,337,179	$13,318,308
Fidelity International Index Fund	208,363	8,057,396
Fidelity Small Cap Index Fund	231,634	4,317,654

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $30,809,020)		$28,423,317
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	45,339	17,903

TOTAL COMMON STOCKS (Cost $19,285)		$17,903
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.6%
U.S. Government - 2.6%
U.S. Treasury STRIPS, PO, 1.687%, 11/15/2048	7,759,500	4,766,546
U.S. Treasury STRIPS, PO, 1.704%, 02/15/2047	7,506,200	4,727,993
U.S. Treasury STRIPS, PO, 1.712%, 05/15/2047	7,555,200	4,728,656
U.S. Treasury STRIPS, PO, 1.716%, 08/15/2046	7,474,300	4,733,212

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $16,564,020)		$18,956,407
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (F)	1,205,831	1,205,831

TOTAL SHORT-TERM INVESTMENTS (Cost $1,205,831)		$1,205,831
Total investments (Cost $666,496,421) - 100.0%		$716,297,051
Other assets and liabilities, net - 0.0%		126,252
TOTAL NET ASSETS - 100.0%		$716,423,303
MULTIMANAGER 2040 LIFETIME PORTFOLIO

As of 2-29-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.4%
Equity - 82.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,143,817	$48,189,015
Capital Appreciation, Class NAV, JHF II (Jennison)	1,868,604	29,019,416
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,516,795	16,366,221
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,601,537	28,843,686
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,278,509	25,086,389
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,513,432	48,113,183
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,678,314	44,111,832
Financial Industries, Class NAV, JHIT II (MIM US) (B)	609,151	10,367,748
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	199,581	2,103,582
24	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	500,863	$23,615,669
Global Equity, Class NAV, JHF II (MIM US) (B)	324,032	3,603,241
Global Shareholder Yield, Class NAV, JHF III (Epoch)	209,237	2,167,691
International Dynamic Growth, Class NAV, JHIT (Axiom)	344,618	3,659,848
International Growth, Class NAV, JHF III (Wellington)	820,783	22,899,844
International Small Company, Class NAV, JHF II (DFA)	1,891,177	18,325,507
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,652,234	33,540,360
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,300,148	31,880,055
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	434,300	6,931,425
Small Cap Value, Class NAV, JHF II (Wellington)	357,880	6,423,949
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	23,089,601	251,676,653
Fixed income - 4.8%
Bond, Class NAV, JHSB (MIM US) (B)	677,462	11,218,768
Core Bond, Class NAV, JHF II (Wells Capital)	534,005	7,246,450
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	757,881	7,222,605
High Yield, Class NAV, JHBT (MIM US) (B)	1,627,944	5,469,890
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	672,332	7,180,506
Alternative and specialty - 4.6%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	594,106	5,507,362
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	546,172	5,232,328
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	755,496	6,429,269
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,088,969	9,713,706
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,599,924	9,957,708

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $677,752,496)		$732,103,906
UNAFFILIATED INVESTMENT COMPANIES - 4.3%
Equity - 4.3%
Fidelity 500 Index Fund	47,832	4,915,210
Fidelity Emerging Markets Index Fund	1,173,176	11,684,830
Fidelity International Index Fund	330,944	12,797,600
Fidelity Small Cap Index Fund	249,992	4,659,860

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $37,062,625)		$34,057,500
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	49,809	19,668

TOTAL COMMON STOCKS (Cost $21,187)		$19,668
MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.1%
U.S. Government - 4.1%
U.S. Treasury STRIPS, PO, 1.687%, 11/15/2048	13,549,700	$8,323,380
U.S. Treasury STRIPS, PO, 1.704%, 02/15/2047	13,105,600	8,254,934
U.S. Treasury STRIPS, PO, 1.712%, 05/15/2047	13,193,100	8,257,310
U.S. Treasury STRIPS, PO, 1.716%, 08/15/2046	13,053,200	8,266,134

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $28,925,654)		$33,101,758
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (F)	1,204,510	1,204,510

TOTAL SHORT-TERM INVESTMENTS (Cost $1,204,510)		$1,204,510
Total investments (Cost $744,966,472) - 100.0%		$800,487,342
Other assets and liabilities, net - 0.0%		133,869
TOTAL NET ASSETS - 100.0%		$800,621,211
MULTIMANAGER 2035 LIFETIME PORTFOLIO

As of 2-29-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.6%
Equity - 73.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,296,155	$54,607,029
Capital Appreciation, Class NAV, JHF II (Jennison)	2,086,651	32,405,692
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,893,330	20,429,031
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,722,662	31,025,151
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,508,597	27,619,651
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,723,608	50,353,666
Equity Income, Class NAV, JHF II (T. Rowe Price)	3,150,169	51,883,287
Financial Industries, Class NAV, JHIT II (MIM US) (B)	603,144	10,265,518
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	394,030	4,153,075
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	582,735	27,475,962
Global Equity, Class NAV, JHF II (MIM US) (B)	533,381	5,931,197
Global Shareholder Yield, Class NAV, JHF III (Epoch)	344,399	3,567,977
International Dynamic Growth, Class NAV, JHIT (Axiom)	271,433	2,882,615
International Growth, Class NAV, JHF III (Wellington)	943,924	26,335,491
International Small Company, Class NAV, JHF II (DFA)	2,198,928	21,307,617
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,725,667	35,031,037
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	25

MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,401,014	$33,278,050
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	430,832	6,876,072
Small Cap Value, Class NAV, JHF II (Wellington)	352,451	6,326,487
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	26,103,294	284,525,904
Fixed income - 11.3%
Bond, Class NAV, JHSB (MIM US) (B)	1,863,714	30,863,101
Core Bond, Class NAV, JHF II (Wells Capital)	1,941,343	26,344,023
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,720,527	16,396,622
High Yield, Class NAV, JHBT (MIM US) (B)	3,137,151	10,540,828
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	671,556	6,399,932
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,745,277	18,639,563
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	309,260	3,392,577
Alternative and specialty - 5.4%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	856,953	7,943,950
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	785,975	7,529,637
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	2,222,346	18,912,166
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,068,360	9,617,875
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,524,795	9,669,967

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $834,731,335)		$902,530,750
UNAFFILIATED INVESTMENT COMPANIES - 3.9%
Equity - 3.9%
Fidelity 500 Index Fund	37,624	3,866,215
Fidelity Emerging Markets Index Fund	977,161	9,732,525
Fidelity International Index Fund	509,550	19,704,306
Fidelity Small Cap Index Fund	287,741	5,363,484

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $42,181,014)		$38,666,530
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	52,909	20,892

TOTAL COMMON STOCKS (Cost $22,505)		$20,892
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.4%
U.S. Government - 5.4%
U.S. Treasury STRIPS, PO, 1.687%, 11/15/2048	21,988,800	13,507,394
U.S. Treasury STRIPS, PO, 1.704%, 02/15/2047	21,267,800	13,396,127
U.S. Treasury STRIPS, PO, 1.712%, 05/15/2047	21,410,300	13,400,299
U.S. Treasury STRIPS, PO, 1.716%, 08/15/2046	21,180,800	13,413,058

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $46,940,294)		$53,716,878
MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (F)	1,360,725	$1,360,725

TOTAL SHORT-TERM INVESTMENTS (Cost $1,360,725)		$1,360,725
Total investments (Cost $925,235,873) - 100.0%		$996,295,775
Other assets and liabilities, net - 0.0%		139,730
TOTAL NET ASSETS - 100.0%		$996,435,505
MULTIMANAGER 2030 LIFETIME PORTFOLIO

As of 2-29-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 89.9%
Equity - 64.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,192,350	$50,233,695
Capital Appreciation, Class NAV, JHF II (Jennison)	1,805,645	28,041,671
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,056,920	32,984,168
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,514,742	27,280,498
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,519,866	27,743,723
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,360,845	46,486,605
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,892,995	47,647,631
Financial Industries, Class NAV, JHIT II (MIM US) (B)	662,419	11,274,367
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,022,137	10,773,327
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	559,415	26,376,440
Global Equity, Class NAV, JHF II (MIM US) (B)	1,154,590	12,839,039
Global Shareholder Yield, Class NAV, JHF III (Epoch)	692,911	7,178,556
International Dynamic Growth, Class NAV, JHIT (Axiom)	367,720	3,905,183
International Growth, Class NAV, JHF III (Wellington)	914,357	25,510,567
International Small Company, Class NAV, JHF II (DFA)	2,343,746	22,710,898
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,647,923	33,452,839
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,296,636	31,831,370
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	386,525	6,168,935
Small Cap Value, Class NAV, JHF II (Wellington)	318,556	5,718,072
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	27,293,767	297,502,063
26	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - 19.0%
Bond, Class NAV, JHSB (MIM US) (B)	3,307,383	$54,770,258
Core Bond, Class NAV, JHF II (Wells Capital)	4,098,923	55,622,385
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,239,499	30,872,434
High Yield, Class NAV, JHBT (MIM US) (B)	5,924,722	19,907,066
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	1,464,689	13,958,483
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	3,820,660	40,804,645
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	590,411	6,476,808
Alternative and specialty - 6.5%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	1,117,016	10,354,743
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	1,036,945	9,933,934
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	4,110,714	34,982,174
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,259,618	10,507,222
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,793,790	10,700,215

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $973,662,997)		$1,054,550,014
UNAFFILIATED INVESTMENT COMPANIES - 3.3%
Equity - 3.3%
Fidelity Emerging Markets Index Fund	816,598	8,133,320
Fidelity International Index Fund	662,046	25,601,315
Fidelity Small Cap Index Fund	296,139	5,520,025

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $42,795,510)		$39,254,660
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	59,458	23,478

TOTAL COMMON STOCKS (Cost $25,291)		$23,478
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.6%
U.S. Government - 6.6%
U.S. Treasury STRIPS, PO, 1.687%, 11/15/2048	31,913,800	19,604,175
U.S. Treasury STRIPS, PO, 1.704%, 02/15/2047	30,867,100	19,442,518
U.S. Treasury STRIPS, PO, 1.712%, 05/15/2047	31,072,500	19,447,686
U.S. Treasury STRIPS, PO, 1.716%, 08/15/2046	30,740,400	19,466,817

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $68,133,684)		$77,961,196
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (F)	1,728,453	1,728,453
MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $1,728,453)	$1,728,453
Total investments (Cost $1,086,345,935) - 100.0%	$1,173,517,801
Other assets and liabilities, net - 0.0%	148,582
TOTAL NET ASSETS - 100.0%	$1,173,666,383
MULTIMANAGER 2025 LIFETIME PORTFOLIO

As of 2-29-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 89.0%
Equity - 53.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	782,089	$32,949,399
Capital Appreciation, Class NAV, JHF II (Jennison)	1,113,650	17,294,984
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	4,094,317	44,177,684
Disciplined Value, Class NAV, JHF III (Boston Partners)	946,953	17,054,616
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,207,660	24,306,335
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	3,010,224	32,088,992
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,945,784	32,047,065
Financial Industries, Class NAV, JHIT II (MIM US) (B)	536,336	9,128,432
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,642,034	17,307,043
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	399,763	18,848,803
Global Equity, Class NAV, JHF II (MIM US) (B)	1,549,296	17,228,170
Global Shareholder Yield, Class NAV, JHF III (Epoch)	747,546	7,744,577
International Dynamic Growth, Class NAV, JHIT (Axiom)	357,779	3,799,613
International Growth, Class NAV, JHF III (Wellington)	785,279	21,909,289
International Small Company, Class NAV, JHF II (DFA)	2,020,179	19,575,533
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,249,762	25,370,165
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,775,976	24,615,034
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	269,670	4,303,927
Small Cap Value, Class NAV, JHF II (Wellington)	226,221	4,060,667
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	23,170,249	252,555,712
Fixed income - 27.9%
Bond, Class NAV, JHSB (MIM US) (B)	4,587,810	75,974,138
Core Bond, Class NAV, JHF II (Wells Capital)	4,591,011	62,300,021
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,948,185	37,626,216
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,278,146	10,404,106
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	27

MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
High Yield, Class NAV, JHBT (MIM US) (B)	7,293,628	$24,506,589
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,693,275	17,017,414
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	2,409,721	22,964,643
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	6,260,744	66,864,747
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	712,731	7,818,661
Alternative and specialty - 7.4%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	1,143,899	10,603,941
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	1,072,040	10,270,143
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	5,578,610	47,473,973
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,847,792	8,592,231
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,262,609	8,665,794

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $962,843,009)		$1,037,448,657
UNAFFILIATED INVESTMENT COMPANIES - 2.9%
Equity - 2.9%
Fidelity Emerging Markets Index Fund	692,337	6,895,673
Fidelity International Index Fund	555,094	21,465,489
Fidelity Small Cap Index Fund	253,195	4,719,555

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $36,129,004)		$33,080,717
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	43,019	16,986

TOTAL COMMON STOCKS (Cost $18,298)		$16,986
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.0%
U.S. Government - 8.0%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	6,700,911	6,779,888
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	5,168,536	5,296,193
U.S. Treasury Inflation Protected Security, 0.625%, 07/15/2021	2,959,275	3,000,917
U.S. Treasury STRIPS, PO, 1.687%, 11/15/2048	31,934,700	19,617,014
U.S. Treasury STRIPS, PO, 1.704%, 02/15/2047	30,886,800	19,454,926
U.S. Treasury STRIPS, PO, 1.712%, 05/15/2047	31,093,700	19,460,955
U.S. Treasury STRIPS, PO, 1.716%, 08/15/2046	30,759,100	19,478,659

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $83,119,347)		$93,088,552
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (F)	1,703,783	1,703,783
MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $1,703,783)	$1,703,783
Total investments (Cost $1,083,813,441) - 100.0%	$1,165,338,695
Other assets and liabilities, net - 0.0%	128,065
TOTAL NET ASSETS - 100.0%	$1,165,466,760
MULTIMANAGER 2020 LIFETIME PORTFOLIO

As of 2-29-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 89.4%
Equity - 41.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	189,127	$7,967,902
Capital Appreciation, Class NAV, JHF II (Jennison)	156,930	2,437,116
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,417,217	36,871,771
Disciplined Value, Class NAV, JHF III (Boston Partners)	58,493	1,053,460
Disciplined Value International, Class NAV, JHIT (Boston Partners)	989,014	10,889,049
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,221,014	13,016,005
Equity Income, Class NAV, JHF II (T. Rowe Price)	540,972	8,909,801
Financial Industries, Class NAV, JHIT II (MIM US) (B)	317,027	5,395,794
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,271,642	13,403,112
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	187,824	8,855,904
Global Equity, Class NAV, JHF II (MIM US) (B)	1,213,143	13,490,149
Global Shareholder Yield, Class NAV, JHF III (Epoch)	641,850	6,649,570
International Dynamic Growth, Class NAV, JHIT (Axiom)	418,559	4,445,101
International Growth, Class NAV, JHF III (Wellington)	253,652	7,076,888
International Small Company, Class NAV, JHF II (DFA)	1,028,383	9,965,029
Mid Cap Stock, Class NAV, JHF II (Wellington)	583,057	11,836,056
Mid Value, Class NAV, JHF II (T. Rowe Price)	823,417	11,412,558
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	189,605	3,026,093
Small Cap Value, Class NAV, JHF II (Wellington)	160,144	2,874,579
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,939,865	130,144,528
Fixed income - 39.5%
Bond, Class NAV, JHSB (MIM US) (B)	4,452,582	73,734,758
Core Bond, Class NAV, JHF II (Wells Capital)	4,778,205	64,840,236
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,237,300	30,851,474
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,489,455	12,124,161
28	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
High Yield, Class NAV, JHBT (MIM US) (B)	5,993,761	$20,139,039
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	2,292,213	23,036,737
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	1,731,982	16,505,789
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	4,465,019	47,686,407
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	580,767	6,371,013
Alternative and specialty - 8.5%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	813,979	7,545,588
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	771,573	7,391,667
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	4,533,737	38,582,100
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,096,519	5,098,814
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,344,988	5,151,305

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $625,939,465)		$668,779,553
UNAFFILIATED INVESTMENT COMPANIES - 2.1%
Equity - 2.1%
Fidelity Emerging Markets Index Fund	259,772	2,587,327
Fidelity International Index Fund	346,190	13,387,166

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $17,596,491)		$15,974,493
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	19,966	7,884

TOTAL COMMON STOCKS (Cost $8,493)		$7,884
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.3%
U.S. Government - 8.3%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	9,120,845	9,228,344
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	7,034,387	7,208,128
U.S. Treasury Inflation Protected Security, 0.625%, 07/15/2021	4,028,213	4,084,896
U.S. Treasury STRIPS, PO, 1.687%, 11/15/2048	17,056,400	10,477,494
U.S. Treasury STRIPS, PO, 1.704%, 02/15/2047	16,495,800	10,390,347
U.S. Treasury STRIPS, PO, 1.712%, 05/15/2047	16,605,500	10,393,066
U.S. Treasury STRIPS, PO, 1.716%, 08/15/2046	16,428,100	10,403,339

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $56,738,980)		$62,185,614
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (F)	1,258,855	1,258,855
MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $1,258,855)	$1,258,855
Total investments (Cost $701,542,284) - 100.0%	$748,206,399
Other assets and liabilities, net - 0.0%	69,524
TOTAL NET ASSETS - 100.0%	$748,275,923
MULTIMANAGER 2015 LIFETIME PORTFOLIO

As of 2-29-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 89.7%
Equity - 34.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	52,239	$2,200,830
Capital Appreciation, Class NAV, JHF II (Jennison)	45,608	708,286
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,256,722	13,560,032
Disciplined Value International, Class NAV, JHIT (Boston Partners)	315,455	3,473,162
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	250,816	2,673,701
Equity Income, Class NAV, JHF II (T. Rowe Price)	174,264	2,870,122
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	475,065	5,007,182
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	53,732	2,533,450
Global Equity, Class NAV, JHF II (MIM US) (B)	444,929	4,947,605
Global Shareholder Yield, Class NAV, JHF III (Epoch)	284,034	2,942,596
International Dynamic Growth, Class NAV, JHIT (Axiom)	115,284	1,224,315
International Growth, Class NAV, JHF III (Wellington)	87,324	2,436,338
International Small Company, Class NAV, JHF II (DFA)	316,177	3,063,754
Mid Cap Stock, Class NAV, JHF II (Wellington)	147,124	2,986,627
Mid Value, Class NAV, JHF II (T. Rowe Price)	209,196	2,899,458
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	45,270	722,505
Small Cap Value, Class NAV, JHF II (Wellington)	38,397	689,225
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,630,198	39,569,154
Fixed income - 47.3%
Bond, Class NAV, JHSB (MIM US) (B)	1,946,197	32,229,026
Core Bond, Class NAV, JHF II (Wells Capital)	2,083,754	28,276,547
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,289,587	12,289,771
Floating Rate Income, Class NAV, JHF II (Bain Capital)	785,771	6,396,179
High Yield, Class NAV, JHBT (MIM US) (B)	2,383,304	8,007,901
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,276,694	12,830,773
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	29

MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	695,371	$6,626,886
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,795,482	19,175,752
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	232,630	2,551,947
Alternative and specialty - 7.6%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	330,709	3,065,672
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	312,867	2,997,267
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	1,699,597	14,463,572

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $228,298,805)		$243,419,635
UNAFFILIATED INVESTMENT COMPANIES - 1.8%
Equity - 1.8%
Fidelity Emerging Markets Index Fund	93,449	930,753
Fidelity International Index Fund	101,194	3,913,165

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $5,318,892)		$4,843,918
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	5,942	2,346

TOTAL COMMON STOCKS (Cost $2,528)		$2,346
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.4%
U.S. Government - 8.4%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	5,052,514	5,112,064
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	3,896,641	3,992,883
U.S. Treasury Inflation Protected Security, 0.625%, 07/15/2021	2,230,915	2,262,308
U.S. Treasury STRIPS, PO, 1.687%, 11/15/2048	4,638,000	2,849,055
U.S. Treasury STRIPS, PO, 1.704%, 02/15/2047	4,485,700	2,825,445
U.S. Treasury STRIPS, PO, 1.712%, 05/15/2047	4,515,000	2,825,852
U.S. Treasury STRIPS, PO, 1.716%, 08/15/2046	4,466,300	2,828,351

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $21,163,856)		$22,695,958
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (F)	374,168	374,168

TOTAL SHORT-TERM INVESTMENTS (Cost $374,168)		$374,168
Total investments (Cost $255,158,249) - 100.0%		$271,336,025
Other assets and liabilities, net - 0.0%		62,500
TOTAL NET ASSETS - 100.0%		$271,398,525
MULTIMANAGER 2010 LIFETIME PORTFOLIO

As of 2-29-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.2%
Equity - 28.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	12,510	$527,058
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	797,532	8,605,371
Disciplined Value International, Class NAV, JHIT (Boston Partners)	196,003	2,157,998
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	58,304	621,517
Equity Income, Class NAV, JHF II (T. Rowe Price)	31,001	510,584
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	259,122	2,731,144
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	23,945	1,128,997
Global Equity, Class NAV, JHF II (MIM US) (B)	308,157	3,426,706
Global Shareholder Yield, Class NAV, JHF III (Epoch)	227,446	2,356,345
International Dynamic Growth, Class NAV, JHIT (Axiom)	35,692	379,046
International Growth, Class NAV, JHF III (Wellington)	67,581	1,885,517
International Small Company, Class NAV, JHF II (DFA)	178,403	1,728,724
Mid Cap Stock, Class NAV, JHF II (Wellington)	59,014	1,197,987
Mid Value, Class NAV, JHF II (T. Rowe Price)	82,501	1,143,468
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	15,325	244,584
Small Cap Value, Class NAV, JHF II (Wellington)	13,004	233,421
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,008,524	21,892,911
Fixed income - 53.6%
Bond, Class NAV, JHSB (MIM US) (B)	1,407,583	23,309,582
Core Bond, Class NAV, JHF II (Wells Capital)	1,542,999	20,938,491
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	881,579	8,401,453
Floating Rate Income, Class NAV, JHF II (Bain Capital)	665,694	5,418,750
High Yield, Class NAV, JHBT (MIM US) (B)	1,624,456	5,458,171
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,124,009	11,296,293
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	492,486	4,693,396
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,270,292	13,566,716
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	158,506	1,738,814
Alternative and specialty - 7.9%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	241,661	2,240,197
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	226,709	2,171,868
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	1,112,044	9,463,491
30	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $152,068,538)		$159,468,600
UNAFFILIATED INVESTMENT COMPANIES - 1.5%
Equity - 1.5%
Fidelity Emerging Markets Index Fund	60,689	$604,459
Fidelity International Index Fund	50,698	1,960,497

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $2,743,912)		$2,564,956
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	2,849	1,125

TOTAL COMMON STOCKS (Cost $1,212)		$1,125
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.2%
U.S. Government - 8.2%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	4,305,692	4,356,440
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	3,320,868	3,402,890
U.S. Treasury Inflation Protected Security, 0.625%, 07/15/2021	1,901,740	1,928,500
U.S. Treasury STRIPS, PO, 1.687%, 11/15/2048	1,957,500	1,202,463
U.S. Treasury STRIPS, PO, 1.704%, 02/15/2047	1,893,900	1,192,927
U.S. Treasury STRIPS, PO, 1.712%, 05/15/2047	1,905,800	1,192,804
U.S. Treasury STRIPS, PO, 1.716%, 08/15/2046	1,886,500	1,194,654

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $13,780,139)		$14,470,678
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5386% (F)	227,081	227,081

TOTAL SHORT-TERM INVESTMENTS (Cost $227,081)		$227,081
Total investments (Cost $168,820,882) - 100.0%		$176,732,440
Other assets and liabilities, net - 0.0%		57,948
TOTAL NET ASSETS - 100.0%		$176,790,388
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	Restricted security as to resale, excluding 144A securities.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(F)	The rate shown is the annualized seven-day yield as of 2-29-20.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	31

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 2-29-20 (unaudited)

	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio	Multimanager 2050 Lifetime Portfolio	Multimanager 2045 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$6,713,081	$14,778,451	$27,414,795	$48,603,458
Affiliated investments, at value	93,698,737	205,185,287	379,628,059	667,693,593
Total investments, at value	100,411,818	219,963,738	407,042,854	716,297,051
Dividends and interest receivable	13,203	33,422	66,326	130,076
Receivable for fund shares sold	283,586	808,615	435,151	398,950
Receivable for investments sold	—	—	—	600,135
Receivable from affiliates	2,553	4,026	6,150	11,056
Other assets	88,675	89,378	92,490	82,659
Total assets	100,799,835	220,899,179	407,642,971	717,519,927
Liabilities
Payable for investments purchased	213,277	799,199	192,253	49,243
Payable for fund shares repurchased	70,424	20,778	266,249	985,880
Payable to affiliates
Accounting and legal services fees	2,743	5,972	11,006	19,457
Transfer agent fees	358	1,756	6,179	11,462
Distribution and service fees	73	304	1,612	2,142
Trustees' fees	19	248	634	1,317
Other liabilities and accrued expenses	21,683	22,517	22,057	27,123
Total liabilities	308,577	850,774	499,990	1,096,624
Net assets	$100,491,258	$220,048,405	$407,142,981	$716,423,303
Net assets consist of
Paid-in capital	$105,601,382	$230,042,491	$410,777,114	$648,490,935
Total distributable earnings (loss)	(5,110,124)	(9,994,086)	(3,634,133)	67,932,368
Net assets	$100,491,258	$220,048,405	$407,142,981	$716,423,303
Unaffiliated investments, at cost	$6,721,791	$14,783,501	$27,421,533	$48,598,156
Affiliated investments, at cost	99,160,176	215,193,776	385,770,607	617,898,265
Total investments, at cost	105,881,967	229,977,277	413,192,140	666,496,421
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$3,291,653	$16,949,863	$59,857,307	$111,028,072
Shares outstanding	290,286	1,674,043	5,534,899	11,448,193
Net asset value and redemption price per share	$11.34	$10.13	$10.81	$9.70
Class I
Net assets	$44,670	$56,305	$57,643	$212,965
Shares outstanding	3,934	5,555	5,327	21,837
Net asset value, offering price and redemption price per share	$11.36 [2]	$10.14	$10.82	$9.75
Class R1
Net assets	$60,220	$127,469	$1,594,548	$1,798,908
Shares outstanding	5,309	12,596	147,689	185,987
Net asset value, offering price and redemption price per share	$11.34	$10.12	$10.80	$9.67
Class R2
Net assets	$106,313	$675,802	$1,141,462	$2,537,141
Shares outstanding	9,375	66,754	105,541	260,393
Net asset value, offering price and redemption price per share	$11.34	$10.12	$10.82	$9.74
Class R3
Net assets	$205,719	$149,171	$1,116,604	$1,089,143
Shares outstanding	18,136	14,754	103,393	112,459
Net asset value, offering price and redemption price per share	$11.34	$10.11	$10.80	$9.68
Class R4
Net assets	$60,207	$41,351	$876,390	$136,074
Shares outstanding	5,308	4,082	81,047	13,996
Net asset value, offering price and redemption price per share	$11.34	$10.13	$10.81	$9.72
Class R5
Net assets	$160,267	$142,393	$42,566	$1,601,226
Shares outstanding	14,126	14,043	3,932	163,784
Net asset value, offering price and redemption price per share	$11.35	$10.14	$10.83	$9.78
Class R6
Net assets	$2,342,316	$7,430,148	$18,167,860	$30,716,237
Shares outstanding	206,247	732,805	1,677,654	3,149,578
Net asset value, offering price and redemption price per share	$11.36	$10.14	$10.83	$9.75
32	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 2-29-20 (unaudited)

Continued
	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio	Multimanager 2050 Lifetime Portfolio	Multimanager 2045 Lifetime Portfolio
Class 1
Net assets	$94,219,893	$194,475,903	$324,288,601	$567,303,537
Shares outstanding	8,299,385	19,184,066	29,982,734	58,107,494
Net asset value, offering price and redemption price per share	$11.35	$10.14	$10.82	$9.76
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[3]	$11.94	$10.66	$11.38	$10.21

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	Net asset value, offering price and redemption price per share of $11.36 is calculated using Net assets of $44,670.06 and Shares outstanding of 3,933.875.
[3]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	33

STATEMENTS OF ASSETS AND LIABILITIES 2-29-20 (unaudited)

Continued

	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio	Multimanager 2030 Lifetime Portfolio	Multimanager 2025 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$68,383,436	$93,765,025	$118,967,787	$127,890,038
Affiliated investments, at value	732,103,906	902,530,750	1,054,550,014	1,037,448,657
Total investments, at value	800,487,342	996,295,775	1,173,517,801	1,165,338,695
Dividends and interest receivable	192,732	363,910	611,074	867,114
Receivable for fund shares sold	381,379	142,412	225,689	236,301
Receivable for investments sold	2,762,439	5,779,279	8,109,852	7,108,167
Receivable from affiliates	12,444	14,206	17,086	16,731
Other assets	82,578	85,863	87,752	89,098
Total assets	803,918,914	1,002,681,445	1,182,569,254	1,173,656,106
Liabilities
Payable for investments purchased	2,803,820	3,902,854	5,763,459	6,602,071
Payable for fund shares repurchased	427,638	2,265,247	3,053,667	1,501,012
Payable to affiliates
Accounting and legal services fees	21,670	26,762	31,031	30,713
Transfer agent fees	14,073	16,192	19,635	18,926
Distribution and service fees	1,632	4,076	2,616	3,491
Trustees' fees	1,463	1,845	2,257	2,357
Other liabilities and accrued expenses	27,407	28,964	30,206	30,776
Total liabilities	3,297,703	6,245,940	8,902,871	8,189,346
Net assets	$800,621,211	$996,435,505	$1,173,666,383	$1,165,466,760
Net assets consist of
Paid-in capital	$725,963,933	$903,951,340	$1,065,160,042	$1,064,928,582
Total distributable earnings (loss)	74,657,278	92,484,165	108,506,341	100,538,178
Net assets	$800,621,211	$996,435,505	$1,173,666,383	$1,165,466,760
Unaffiliated investments, at cost	$67,213,976	$90,504,538	$112,682,938	$120,970,432
Affiliated investments, at cost	677,752,496	834,731,335	973,662,997	962,843,009
Total investments, at cost	744,966,472	925,235,873	1,086,345,935	1,083,813,441
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$138,122,361	$158,858,240	$194,154,069	$188,536,725
Shares outstanding	13,850,466	15,911,560	19,712,584	19,384,456
Net asset value and redemption price per share	$9.97	$9.98	$9.85	$9.73
Class I
Net assets	$263,848	$15,285	$978,036	$1,637,057
Shares outstanding	26,299	1,525	99,685	169,144
Net asset value, offering price and redemption price per share	$10.03	$10.03 [2]	$9.81	$9.68
Class R1
Net assets	$2,853,081	$4,571,680	$3,777,464	$3,785,585
Shares outstanding	286,806	459,284	385,924	391,787
Net asset value, offering price and redemption price per share	$9.95	$9.95	$9.79	$9.66
Class R2
Net assets	$986,870	$2,626,217	$2,911,909	$5,631,870
Shares outstanding	98,584	261,693	297,827	583,105
Net asset value, offering price and redemption price per share	$10.01	$10.04	$9.78	$9.66
Class R3
Net assets	$1,323,609	$2,035,027	$1,485,223	$2,702,693
Shares outstanding	133,259	204,070	151,563	279,572
Net asset value, offering price and redemption price per share	$9.93	$9.97	$9.80	$9.67
Class R4
Net assets	$245,257	$99,049	$519,980	$724,734
Shares outstanding	24,583	9,877	53,085	74,793
Net asset value, offering price and redemption price per share	$9.98	$10.03	$9.80	$9.69
Class R5
Net assets	$236,703	$424,865	$804,115	$1,330,246
Shares outstanding	23,576	42,298	82,071	137,607
Net asset value, offering price and redemption price per share	$10.04	$10.04	$9.80	$9.67
Class R6
Net assets	$32,718,861	$40,598,213	$49,126,072	$45,093,925
Shares outstanding	3,267,176	4,045,384	5,013,832	4,668,426
Net asset value, offering price and redemption price per share	$10.01	$10.04	$9.80	$9.66
34	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 2-29-20 (unaudited)

Continued
	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio	Multimanager 2030 Lifetime Portfolio	Multimanager 2025 Lifetime Portfolio
Class 1
Net assets	$623,870,621	$787,206,929	$919,909,515	$916,023,925
Shares outstanding	62,218,852	78,351,151	93,795,737	94,717,017
Net asset value, offering price and redemption price per share	$10.03	$10.05	$9.81	$9.67
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[3]	$10.49	$10.51	$10.37	$10.24

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	Net asset value, offering price and redemption price per share of $10.03 is calculated using Net assets of $15,285.30 and Shares outstanding of 1,524.512.
[3]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	35

STATEMENTS OF ASSETS AND LIABILITIES 2-29-20 (unaudited)

Continued

	Multimanager 2020 Lifetime Portfolio	Multimanager 2015 Lifetime Portfolio	Multimanager 2010 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$79,426,846	$27,916,390	$17,263,840
Affiliated investments, at value	668,779,553	243,419,635	159,468,600
Total investments, at value	748,206,399	271,336,025	176,732,440
Dividends and interest receivable	730,967	311,047	221,712
Receivable for fund shares sold	147,912	322,669	299,085
Receivable for investments sold	6,946,843	2,700,246	1,025,463
Receivable from affiliates	11,954	5,374	4,020
Other assets	83,925	80,102	75,333
Total assets	756,128,000	274,755,463	178,358,053
Liabilities
Payable for investments purchased	4,274,846	1,711,736	975,597
Payable for fund shares repurchased	3,507,154	1,603,009	559,525
Payable to affiliates
Accounting and legal services fees	19,525	7,103	4,542
Transfer agent fees	17,550	9,097	4,346
Distribution and service fees	2,852	1,075	219
Trustees' fees	1,644	564	316
Other liabilities and accrued expenses	28,506	24,354	23,120
Total liabilities	7,852,077	3,356,938	1,567,665
Net assets	$748,275,923	$271,398,525	$176,790,388
Net assets consist of
Paid-in capital	$682,282,326	$248,754,238	$164,762,680
Total distributable earnings (loss)	65,993,597	22,644,287	12,027,708
Net assets	$748,275,923	$271,398,525	$176,790,388
Unaffiliated investments, at cost	$75,602,819	$26,859,444	$16,752,344
Affiliated investments, at cost	625,939,465	228,298,805	152,068,538
Total investments, at cost	701,542,284	255,158,249	168,820,882
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$178,782,810	$92,025,083	$43,923,890
Shares outstanding	19,342,078	10,801,943	5,230,088
Net asset value and redemption price per share	$9.24	$8.52	$8.40
Class I
Net assets	$84,130	$771,887	$237,451
Shares outstanding	9,101	90,690	28,297
Net asset value, offering price and redemption price per share	$9.24	$8.51	$8.39
Class R1
Net assets	$4,316,211	$1,543,601	$301,424
Shares outstanding	468,881	181,799	36,030
Net asset value, offering price and redemption price per share	$9.21	$8.49	$8.37
Class R2
Net assets	$988,535	$37,603	$462,295
Shares outstanding	107,455	4,441	55,106
Net asset value, offering price and redemption price per share	$9.20	$8.47	$8.39
Class R3
Net assets	$1,642,871	$1,069,727	$118,866
Shares outstanding	178,341	126,007	14,206
Net asset value, offering price and redemption price per share	$9.21	$8.49	$8.37
Class R4
Net assets	$217,473	$11,155	$47,433
Shares outstanding	23,653	1,315	5,656
Net asset value, offering price and redemption price per share	$9.19	$8.48	$8.39
Class R5
Net assets	$3,254,314	$288,995	$23,261
Shares outstanding	352,875	34,009	2,773
Net asset value, offering price and redemption price per share	$9.22	$8.50	$8.39
Class R6
Net assets	$29,428,132	$11,122,755	$7,767,232
Shares outstanding	3,197,096	1,307,961	925,353
Net asset value, offering price and redemption price per share	$9.20	$8.50	$8.39
Class 1
Net assets	$529,561,447	$164,527,719	$123,908,536
Shares outstanding	57,431,746	19,350,718	14,765,631
Net asset value, offering price and redemption price per share	$9.22	$8.50	$8.39
36	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 2-29-20 (unaudited)

Continued
	Multimanager 2020 Lifetime Portfolio	Multimanager 2015 Lifetime Portfolio	Multimanager 2010 Lifetime Portfolio
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$9.73	$8.97	$8.84

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	37

STATEMENTS OF OPERATIONS For the six months ended 2-29-20 (unaudited)

	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio	Multimanager 2050 Lifetime Portfolio	Multimanager 2045 Lifetime Portfolio
Investment income
Income distributions received from affiliated investments	$1,540,739	$3,546,681	$6,755,098	$12,022,617
Dividends	43,499	100,048	189,949	338,252
Interest	9,367	21,491	40,596	74,900
Less foreign taxes withheld	(540)	(1,534)	(3,110)	—
Other income received from advisor	65,633	140,097	245,650	513,271
Total investment income	1,658,698	3,806,783	7,228,183	12,949,040
Expenses
Investment management fees	70,064	161,923	309,234	552,962
Distribution and service fees	27,951	76,310	189,757	338,977
Accounting and legal services fees	8,744	20,226	38,534	68,837
Transfer agent fees	1,881	10,417	38,404	72,117
Trustees' fees	826	1,989	3,818	6,936
Custodian fees	27,151	27,151	27,151	27,151
State registration fees	50,459	50,819	46,311	46,870
Printing and postage	9,280	9,786	10,962	12,756
Professional fees	21,423	22,735	22,628	27,908
Other	7,720	8,158	8,890	10,426
Total expenses	225,499	389,514	695,689	1,164,940
Less expense reductions	(195,826)	(303,252)	(469,113)	(755,918)
Net expenses	29,673	86,262	226,576	409,022
Net investment income	1,629,025	3,720,521	7,001,607	12,540,018
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	7,885	22,771	48,777	92,310
Affiliated investments	(449,697)	(400,323)	1,257,530	12,375,862
Capital gain distributions received from unaffiliated investments	15,168	34,999	66,975	119,298
Capital gain distributions received from affiliated investments	2,416,766	5,535,003	10,495,415	18,667,179
	1,990,122	5,192,450	11,868,697	31,254,649
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	33,896	114,733	240,694	470,823
Affiliated investments	(3,093,770)	(6,373,470)	(13,011,319)	(32,198,744)
	(3,059,874)	(6,258,737)	(12,770,625)	(31,727,921)
Net realized and unrealized loss	(1,069,752)	(1,066,287)	(901,928)	(473,272)
Increase in net assets from operations	$559,273	$2,654,234	$6,099,679	$12,066,746
38	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 2-29-20 (unaudited)

Continued
	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio	Multimanager 2030 Lifetime Portfolio	Multimanager 2025 Lifetime Portfolio
Investment income
Income distributions received from affiliated investments	$13,282,556	$16,361,992	$18,876,424	$18,979,096
Dividends	371,014	470,146	614,942	725,761
Interest	118,961	183,580	314,674	328,299
Other income received from advisor	557,812	562,142	678,436	585,253
Total investment income	14,330,343	17,577,860	20,484,476	20,618,409
Expenses
Investment management fees	627,854	802,958	987,094	1,049,509
Distribution and service fees	392,375	476,392	560,151	562,361
Accounting and legal services fees	76,398	94,074	110,079	110,448
Transfer agent fees	88,035	100,435	123,103	120,489
Trustees' fees	7,651	9,431	11,197	11,255
Custodian fees	27,151	27,151	27,151	27,151
State registration fees	47,171	47,027	47,640	46,649
Printing and postage	12,877	13,657	14,403	14,533
Professional fees	28,654	30,539	32,359	32,725
Other	10,707	11,519	12,319	12,379
Total expenses	1,318,873	1,613,183	1,925,496	1,987,499
Less expense reductions	(840,608)	(1,038,662)	(1,245,228)	(1,307,631)
Net expenses	478,265	574,521	680,268	679,868
Net investment income	13,852,078	17,003,339	19,804,208	19,938,541
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	150,007	466,582	945,467	1,600,454
Affiliated investments	12,348,359	15,028,941	12,443,157	13,340,037
Capital gain distributions received from unaffiliated investments	151,061	280,334	441,489	646,750
Capital gain distributions received from affiliated investments	20,513,506	23,843,026	26,134,980	23,254,456
	33,162,933	39,618,883	39,965,093	38,841,697
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	1,536,618	3,266,083	5,657,888	5,446,963
Affiliated investments	(32,812,097)	(38,439,963)	(37,974,222)	(35,880,542)
	(31,275,479)	(35,173,880)	(32,316,334)	(30,433,579)
Net realized and unrealized gain	1,887,454	4,445,003	7,648,759	8,408,118
Increase in net assets from operations	$15,739,532	$21,448,342	$27,452,967	$28,346,659
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	39

STATEMENTS OF OPERATIONS For the six months ended 2-29-20 (unaudited)

Continued
	Multimanager 2020 Lifetime Portfolio	Multimanager 2015 Lifetime Portfolio	Multimanager 2010 Lifetime Portfolio
Investment income
Income distributions received from affiliated investments	$12,389,839	$4,568,240	$2,881,856
Dividends	559,000	230,160	179,972
Interest	190,387	64,751	39,527
Less foreign taxes withheld	(4,510)	(1,449)	(682)
Other income received from advisor	385,667	140,505	86,291
Total investment income	13,520,383	5,002,207	3,186,964
Expenses
Investment management fees	739,661	281,574	185,922
Distribution and service fees	436,136	198,242	103,304
Accounting and legal services fees	71,606	26,319	16,611
Transfer agent fees	111,635	58,885	28,832
Trustees' fees	7,513	2,745	1,767
Custodian fees	27,151	27,151	27,151
State registration fees	48,356	47,366	45,476
Printing and postage	13,208	11,064	10,141
Professional fees	29,012	23,982	22,810
Other	10,835	8,585	8,152
Total expenses	1,495,113	685,913	450,166
Less expense reductions	(949,328)	(429,560)	(318,573)
Net expenses	545,785	256,353	131,593
Net investment income	12,974,598	4,745,854	3,055,371
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	1,599,529	653,658	466,755
Affiliated investments	17,180,040	7,259,211	4,918,537
Capital gain distributions received from unaffiliated investments	515,413	214,647	151,129
Capital gain distributions received from affiliated investments	13,238,785	4,248,956	2,361,895
	32,533,767	12,376,472	7,898,316
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	2,350,368	396,882	21,384
Affiliated investments	(27,615,848)	(10,532,082)	(6,860,844)
	(25,265,480)	(10,135,200)	(6,839,460)
Net realized and unrealized gain	7,268,287	2,241,272	1,058,856
Increase in net assets from operations	$20,242,885	$6,987,126	$4,114,227
40	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Multimanager 2060 Lifetime Portfolio		Multimanager 2055 Lifetime Portfolio		Multimanager 2050 Lifetime Portfolio
	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19
Increase (decrease) in net assets
From operations
Net investment income	$1,629,025	$1,032,602	$3,720,521	$3,042,499	$7,001,607	$6,271,244
Net realized gain	1,990,122	3,414,926	5,192,450	13,475,127	11,868,697	32,136,494
Change in net unrealized appreciation (depreciation)	(3,059,874)	(4,288,636)	(6,258,737)	(17,977,455)	(12,770,625)	(42,226,671)
Increase (decrease) in net assets resulting from operations	559,273	158,892	2,654,234	(1,459,829)	6,099,679	(3,818,933)
Distributions to shareholders
From earnings
Class A	(170,539)	(93,940)	(1,332,858)	(1,032,978)	(5,337,840)	(5,180,316)
Class I	(3,116)	(3,079)	(5,130)	(5,065)	(5,740)	(15,936)
Class R1	(2,914)	(2,911)	(3,729)	(4,281)	(127,662)	(137,418)
Class R2	(6,621)	(4,554)	(53,863)	(38,445)	(97,715)	(96,998)
Class R3	(11,620)	(2,910)	(11,204)	(23,132)	(94,678)	(120,299)
Class R4	(4,003)	(3,422)	(3,871)	(4,500)	(84,086)	(80,472)
Class R5	(13,186)	(8,273)	(10,728)	(8,133)	(3,709)	(6,775)
Class R6	(127,470)	(112,831)	(584,071)	(440,864)	(1,593,319)	(1,673,850)
Class 1	(5,913,640)	(3,704,710)	(16,757,049)	(15,574,577)	(31,049,227)	(33,374,846)
Total distributions	(6,253,109)	(3,936,630)	(18,762,503)	(17,131,975)	(38,393,976)	(40,686,910)
Portfolio share transactions
From portfolio share transactions	22,144,487	32,966,334	29,604,047	38,886,086	35,583,742	41,822,596
Total increase (decrease)	16,450,651	29,188,596	13,495,778	20,294,282	3,289,445	(2,683,247)
Net assets
Beginning of period	84,040,607	54,852,011	206,552,627	186,258,345	403,853,536	406,536,783
End of period	$100,491,258	$84,040,607	$220,048,405	$206,552,627	$407,142,981	$403,853,536
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	41

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multimanager 2045 Lifetime Portfolio		Multimanager 2040 Lifetime Portfolio		Multimanager 2035 Lifetime Portfolio
	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19
Increase (decrease) in net assets
From operations
Net investment income	$12,540,018	$12,128,918	$13,852,078	$13,772,520	$17,003,339	$18,665,331
Net realized gain	31,254,649	80,874,163	33,162,933	83,607,136	39,618,883	99,984,238
Change in net unrealized appreciation (depreciation)	(31,727,921)	(102,661,419)	(31,275,479)	(105,794,559)	(35,173,880)	(123,116,568)
Increase (decrease) in net assets resulting from operations	12,066,746	(9,658,338)	15,739,532	(8,414,903)	21,448,342	(4,466,999)
Distributions to shareholders
From earnings
Class A	(12,655,529)	(11,588,938)	(14,605,840)	(13,451,438)	(16,778,695)	(15,261,093)
Class I	(21,948)	(8,952)	(45,642)	(12,330)	(366)	(12,021)
Class R1	(169,669)	(206,880)	(249,715)	(252,679)	(405,558)	(591,449)
Class R2	(285,527)	(251,564)	(110,333)	(79,059)	(279,500)	(194,892)
Class R3	(121,869)	(124,712)	(137,448)	(295,533)	(231,188)	(200,711)
Class R4	(15,224)	(17,277)	(26,526)	(23,691)	(10,334)	(35,318)
Class R5	(181,085)	(259,384)	(23,647)	(40,835)	(35,148)	(36,222)
Class R6	(3,449,052)	(3,245,626)	(3,330,112)	(3,539,663)	(3,621,249)	(3,596,028)
Class 1	(68,433,681)	(70,191,203)	(71,311,067)	(75,246,373)	(88,355,228)	(91,587,792)
Total distributions	(85,333,584)	(85,894,536)	(89,840,330)	(92,941,601)	(109,717,266)	(111,515,526)
Portfolio share transactions
From portfolio share transactions	49,101,197	36,949,715	56,701,696	47,336,637	73,924,770	28,874,148
Total decrease	(24,165,641)	(58,603,159)	(17,399,102)	(54,019,867)	(14,344,154)	(87,108,377)
Net assets
Beginning of period	740,588,944	799,192,103	818,020,313	872,040,180	1,010,779,659	1,097,888,036
End of period	$716,423,303	$740,588,944	$800,621,211	$818,020,313	$996,435,505	$1,010,779,659
42	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multimanager 2030 Lifetime Portfolio		Multimanager 2025 Lifetime Portfolio		Multimanager 2020 Lifetime Portfolio
	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19
Increase (decrease) in net assets
From operations
Net investment income	$19,804,208	$24,970,131	$19,938,541	$29,484,117	$12,974,598	$22,208,434
Net realized gain	39,965,093	107,800,733	38,841,697	93,764,688	32,533,767	57,909,361
Change in net unrealized appreciation (depreciation)	(32,316,334)	(123,100,281)	(30,433,579)	(99,855,400)	(25,265,480)	(55,904,520)
Increase in net assets resulting from operations	27,452,967	9,670,583	28,346,659	23,393,405	20,242,885	24,213,275
Distributions to shareholders
From earnings
Class A	(18,805,996)	(18,040,944)	(17,135,527)	(16,558,687)	(15,829,355)	(15,099,709)
Class I	(85,151)	(74,773)	(120,334)	(10,924)	(17,153)	(30,390)
Class R1	(358,350)	(366,303)	(319,540)	(390,154)	(404,333)	(394,662)
Class R2	(284,703)	(140,571)	(406,017)	(243,728)	(85,891)	(128,558)
Class R3	(176,447)	(193,993)	(242,056)	(252,246)	(154,111)	(172,438)
Class R4	(51,636)	(53,322)	(66,576)	(73,321)	(19,449)	(19,353)
Class R5	(108,251)	(116,364)	(134,005)	(133,730)	(359,787)	(393,841)
Class R6	(4,265,813)	(4,342,951)	(3,696,766)	(4,243,076)	(2,698,725)	(2,805,848)
Class 1	(95,973,396)	(103,718,952)	(90,814,254)	(105,918,621)	(52,177,245)	(63,603,874)
Total distributions	(120,109,743)	(127,048,173)	(112,935,075)	(127,824,487)	(71,746,049)	(82,648,673)
Portfolio share transactions
From portfolio share transactions	67,524,992	16,399,104	32,873,488	(26,141,907)	(2,339,273)	(75,745,244)
Total decrease	(25,131,784)	(100,978,486)	(51,714,928)	(130,572,989)	(53,842,437)	(134,180,642)
Net assets
Beginning of period	1,198,798,167	1,299,776,653	1,217,181,688	1,347,754,677	802,118,360	936,299,002
End of period	$1,173,666,383	$1,198,798,167	$1,165,466,760	$1,217,181,688	$748,275,923	$802,118,360
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	43

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multimanager 2015 Lifetime Portfolio		Multimanager 2010 Lifetime Portfolio
	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19	Six months ended 2-29-20 (unaudited)	Year ended 8-31-19
Increase (decrease) in net assets
From operations
Net investment income	$4,745,854	$9,072,064	$3,055,371	$5,828,615
Net realized gain	12,376,472	19,816,674	7,898,316	9,434,410
Change in net unrealized appreciation (depreciation)	(10,135,200)	(17,449,162)	(6,839,460)	(6,348,560)
Increase in net assets resulting from operations	6,987,126	11,439,576	4,114,227	8,914,465
Distributions to shareholders
From earnings
Class A	(8,090,538)	(8,454,544)	(3,312,277)	(3,533,345)
Class I	(71,735)	(56,242)	(18,005)	(12,726)
Class R1	(125,093)	(133,475)	(21,802)	(35,868)
Class R2	(3,089)	(4,328)	(32,958)	(36,407)
Class R3	(204,721)	(231,894)	(8,912)	(10,462)
Class R4	(997)	(6,316)	(3,470)	(6,296)
Class R5	(31,071)	(47,658)	(2,643)	(3,539)
Class R6	(1,070,547)	(1,210,562)	(595,231)	(868,970)
Class 1	(15,799,022)	(21,831,006)	(9,603,188)	(11,897,784)
Total distributions	(25,396,813)	(31,976,025)	(13,598,486)	(16,405,397)
Portfolio share transactions
From portfolio share transactions	(10,668,939)	(44,122,951)	(2,770,998)	(16,171,958)
Total decrease	(29,078,626)	(64,659,400)	(12,255,257)	(23,662,890)
Net assets
Beginning of period	300,477,151	365,136,551	189,045,645	212,708,535
End of period	$271,398,525	$300,477,151	$176,790,388	$189,045,645
44	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
Multimanager 2060 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-29-2020 [6]	11.88	0.19 [7]	0.02	0.21	(0.18)	(0.57)	(0.75)	11.34	1.30 [8]	0.83 [9]	0.42 [9]	3.08 [7,9]	3,292	24
08-31-2019	12.91	0.14 [7]	(0.41)	(0.27)	(0.16)	(0.60)	(0.76)	11.88	(1.30)	0.88	0.41	1.22 [7]	2,136	27
08-31-2018	12.12	0.13 [7]	1.19	1.32	(0.15)	(0.38)	(0.53)	12.91	11.08	1.09	0.41	1.06 [7]	1,497	21
08-31-2017	10.61	0.08 [7]	1.56	1.64	(0.12)	(0.01)	(0.13)	12.12	15.59	2.63	0.42	0.71 [7]	640	24
08-31-2016 [10]	10.00	(0.01) [7]	0.62	0.61	—	—	—	10.61	6.10 [8]	23.24 [9]	0.43 [9]	(0.12) [7,9]	118	10
Class I
02-29-2020 [6]	11.91	0.21 [7]	0.03	0.24	(0.22)	(0.57)	(0.79)	11.36	1.51 [8]	0.53 [9]	0.12 [9]	3.36 [7,9]	45	24
08-31-2019	12.95	0.20 [7]	(0.45)	(0.25)	(0.19)	(0.60)	(0.79)	11.91	(1.06)	0.59	0.13	1.66 [7]	47	27
08-31-2018	12.15	0.15 [7]	1.22	1.37	(0.19)	(0.38)	(0.57)	12.95	11.45	0.79	0.11	1.20 [7]	51	21
08-31-2017	10.62	0.18 [7]	1.50	1.68	(0.14)	(0.01)	(0.15)	12.15	16.04	2.32	0.11	1.57 [7]	121	24
08-31-2016 [10]	10.00	0.01 [7]	0.61	0.62	—	—	—	10.62	6.20 [8]	22.93 [9]	0.11 [9]	0.20 [7,9]	106	10
Class R1
02-29-2020 [6]	11.88	0.17 [7]	0.03	0.20	(0.17)	(0.57)	(0.74)	11.34	1.21 [8]	0.92 [9]	0.51 [9]	2.79 [7,9]	60	24
08-31-2019	12.90	0.15 [7]	(0.43)	(0.28)	(0.14)	(0.60)	(0.74)	11.88	(1.34)	0.98	0.51	1.28 [7]	47	27
08-31-2018	12.12	0.10 [7]	1.20	1.30	(0.14)	(0.38)	(0.52)	12.90	10.89	1.19	0.51	0.80 [7]	51	21
08-31-2017	10.60	0.13 [7]	1.51	1.64	(0.11)	(0.01)	(0.12)	12.12	15.63	2.73	0.51	1.17 [7]	121	24
08-31-2016 [10]	10.00	(0.01) [7]	0.61	0.60	—	—	—	10.60	6.00 [8]	23.33 [9]	0.52 [9]	(0.21) [7,9]	106	10
Class R2
02-29-2020 [6]	11.88	0.19 [7]	0.03	0.22	(0.19)	(0.57)	(0.76)	11.34	1.34 [8]	0.78 [9]	0.38 [9]	3.11 [7,9]	106	24
08-31-2019	12.92	0.16 [7]	(0.43)	(0.27)	(0.17)	(0.60)	(0.77)	11.88	(1.27)	0.83	0.36	1.31 [7]	95	27
08-31-2018	12.14	0.13 [7]	1.20	1.33	(0.17)	(0.38)	(0.55)	12.92	11.13	0.98	0.30	1.03 [7]	73	21
08-31-2017	10.61	0.16 [7]	1.51	1.67	(0.13)	(0.01)	(0.14)	12.14	15.92	2.49	0.27	1.38 [7]	129	24
08-31-2016 [10]	10.00	— [7,11]	0.61	0.61	—	—	—	10.61	6.10 [8]	23.08 [9]	0.27 [9]	0.04 [7,9]	106	10
Class R3
02-29-2020 [6]	11.87	0.18 [7]	0.02	0.20	(0.16)	(0.57)	(0.73)	11.34	1.20 [8]	1.02 [9]	0.62 [9]	2.90 [7,9]	206	24
08-31-2019	12.90	0.07 [7]	(0.36)	(0.29)	(0.14)	(0.60)	(0.74)	11.87	(1.42)	1.04	0.58	0.60 [7]	153	27
08-31-2018	12.12	0.10 [7]	1.20	1.30	(0.14)	(0.38)	(0.52)	12.90	10.89	1.19	0.51	0.80 [7]	51	21
08-31-2017	10.60	0.13 [7]	1.51	1.64	(0.11)	(0.01)	(0.12)	12.12	15.63	2.73	0.51	1.17 [7]	121	24
08-31-2016 [10]	10.00	(0.01) [7]	0.61	0.60	—	—	—	10.60	6.00 [8]	23.33 [9]	0.52 [9]	(0.21) [7,9]	106	10
Class R4
02-29-2020 [6]	11.90	0.21 [7]	0.02	0.23	(0.22)	(0.57)	(0.79)	11.34	1.38 [8]	0.67 [9]	0.16 [9]	3.38 [7,9]	60	24
08-31-2019	12.93	0.19 [7]	(0.43)	(0.24)	(0.19)	(0.60)	(0.79)	11.90	(1.00)	0.73	0.16	1.59 [7]	55	27
08-31-2018	12.14	0.15 [7]	1.20	1.35	(0.18)	(0.38)	(0.56)	12.93	11.33	0.94	0.16	1.19 [7]	56	21
08-31-2017	10.62	0.17 [7]	1.50	1.67	(0.14)	(0.01)	(0.15)	12.14	15.90	2.48	0.17	1.51 [7]	125	24
08-31-2016 [10]	10.00	0.01 [7]	0.61	0.62	—	—	—	10.62	6.20 [8]	23.08 [9]	0.17 [9]	0.14 [7,9]	106	10
Class R5
02-29-2020 [6]	11.90	0.22 [7]	0.03	0.25	(0.23)	(0.57)	(0.80)	11.35	1.56 [8]	0.47 [9]	0.06 [9]	3.56 [7,9]	160	24
08-31-2019	12.94	0.17 [7]	(0.41)	(0.24)	(0.20)	(0.60)	(0.80)	11.90	(0.96)	0.53	0.06	1.44 [7]	168	27
08-31-2018	12.16	0.16 [7]	1.20	1.36	(0.20)	(0.38)	(0.58)	12.94	11.37	0.72	0.04	1.28 [7]	118	21
08-31-2017	10.62	0.18 [7]	1.52	1.70	(0.15)	(0.01)	(0.16)	12.16	16.22	2.24	0.02	1.59 [7]	168	24
08-31-2016 [10]	10.00	0.01 [7]	0.61	0.62	—	—	—	10.62	6.20 [8]	22.83 [9]	0.02 [9]	0.29 [7,9]	106	10
Class R6
02-29-2020 [6]	11.92	0.21 [7]	0.04	0.25	(0.24)	(0.57)	(0.81)	11.36	1.53 [8]	0.42 [9]	— [9]	3.42 [7,9]	2,342	24
08-31-2019	12.95	0.22 [7]	(0.45)	(0.23)	(0.20)	(0.60)	(0.80)	11.92	(0.86)	0.48	—	1.84 [7]	1,611	27
08-31-2018	12.16	0.14 [7]	1.23	1.37	(0.20)	(0.38)	(0.58)	12.95	11.47	0.69	—	1.10 [7]	1,402	21
08-31-2017	10.62	0.18 [7]	1.52	1.70	(0.15)	(0.01)	(0.16)	12.16	16.24	2.23	—	1.58 [7]	142	24
08-31-2016 [10]	10.00	0.01 [7]	0.61	0.62	—	—	—	10.62	6.20 [8]	22.83 [9]	— [9]	0.31 [7,9]	106	10
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	45

Financial highlights continued
Multimanager 2060 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-29-2020 [6]	11.91	0.21 [7]	0.03	0.24	(0.23)	(0.57)	(0.80)	11.35	1.48 [8]	0.46 [9]	0.05 [9]	3.38 [7,9]	94,220	24
08-31-2019	12.94	0.18 [7]	(0.41)	(0.23)	(0.20)	(0.60)	(0.80)	11.91	(0.92)	0.52	0.05	1.55 [7]	79,730	27
08-31-2018	12.15	0.18 [7]	1.19	1.37	(0.20)	(0.38)	(0.58)	12.94	11.43	0.73	0.05	1.40 [7]	51,555	21
08-31-2017	10.62	0.11 [7]	1.58	1.69	(0.15)	(0.01)	(0.16)	12.15	16.10	2.26	0.05	0.98 [7]	23,938	24
08-31-2016 [10]	10.00	— [7,11]	0.62	0.62	—	—	—	10.62	6.20 [8]	22.86 [9]	0.05 [9]	0.20 [7,9]	1,794	10

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-29-20. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01, $0.02, $0.02, $0.02 and $0.002 per share and 0.07%, 0.17%, 0.20%, 0.18% and 0.07%, for the periods ended 2-29-20, 8-31-19, 8-31-18, 8-31-17 and 8-31-16, respectively.
[8] Not annualized.
[9] Annualized.
[10] Period from 3-30-16 (commencement of operations) to 8-31-16.
[11] Less than $0.005 per share.
46	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2055 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-29-2020 [6]	10.83	0.17 [7]	0.05	0.22	(0.17)	(0.75)	(0.92)	10.13	1.35 [8]	0.69 [9]	0.42 [9]	3.02 [7,9]	16,950	24
08-31-2019	12.19	0.14 [7]	(0.45)	(0.31)	(0.16)	(0.89)	(1.05)	10.83	(1.30)	0.68	0.41	1.25 [7]	13,755	29
08-31-2018	11.59	0.14 [7]	1.12	1.26	(0.16)	(0.50)	(0.66)	12.19	11.09	0.67	0.41	1.21 [7]	11,328	14
08-31-2017	10.46	0.10 [7]	1.48	1.58	(0.13)	(0.32)	(0.45)	11.59	15.73	0.71	0.42	0.96 [7]	7,046	33
08-31-2016	10.00	0.07 [7]	0.64	0.71	(0.10)	(0.15)	(0.25)	10.46	7.23	0.83	0.43	0.89 [7]	2,217	7
08-31-2015	10.64	0.07 [7]	(0.51)	(0.44)	(0.10)	(0.10)	(0.20)	10.00	(4.23)	3.73	0.44	0.66 [7]	554	18
Class I
02-29-2020 [6]	10.86	0.19 [7]	0.05	0.24	(0.21)	(0.75)	(0.96)	10.14	1.46 [8]	0.39 [9]	0.12 [9]	3.36 [7,9]	56	24
08-31-2019	12.22	0.18 [7]	(0.45)	(0.27)	(0.20)	(0.89)	(1.09)	10.86	(1.01)	0.39	0.13	1.62 [7]	57	29
08-31-2018	11.62	0.15 [7]	1.14	1.29	(0.19)	(0.50)	(0.69)	12.22	11.47	0.37	0.11	1.24 [7]	54	14
08-31-2017	10.49	0.18 [7]	1.44	1.62	(0.17)	(0.32)	(0.49)	11.62	16.05	0.40	0.11	1.62 [7]	111	33
08-31-2016	10.03	0.16 [7]	0.59	0.75	(0.14)	(0.15)	(0.29)	10.49	7.56	0.51	0.11	1.56 [7]	100	7
08-31-2015 [10]	10.51	0.01 [7]	(0.49)	(0.48)	—	—	—	10.03	(4.57) [8]	0.85 [9]	0.11 [9]	0.23 [7,9]	95	18 [11]
Class R1
02-29-2020 [6]	10.82	0.12 [7]	0.09	0.21	(0.16)	(0.75)	(0.91)	10.12	1.27 [8]	0.78 [9]	0.51 [9]	2.24 [7,9]	127	24
08-31-2019	12.18	0.14 [7]	(0.45)	(0.31)	(0.16)	(0.89)	(1.05)	10.82	(1.37)	0.78	0.51	1.30 [7]	44	29
08-31-2018	11.59	0.10 [7]	1.13	1.23	(0.14)	(0.50)	(0.64)	12.18	10.89	0.77	0.51	0.82 [7]	50	14
08-31-2017	10.45	0.13 [7]	1.45	1.58	(0.12)	(0.32)	(0.44)	11.59	15.73	0.81	0.51	1.22 [7]	116	33
08-31-2016	10.00	0.12 [7]	0.58	0.70	(0.10)	(0.15)	(0.25)	10.45	7.05	0.92	0.52	1.15 [7]	105	7
08-31-2015	10.63	0.10 [7]	(0.55)	(0.45)	(0.08)	(0.10)	(0.18)	10.00	(4.32)	7.59	0.59	0.94 [7]	100	18
Class R2
02-29-2020 [6]	10.83	0.16 [7]	0.04	0.20	(0.16)	(0.75)	(0.91)	10.12	1.18 [8]	0.77 [9]	0.50 [9]	2.92 [7,9]	676	24
08-31-2019	12.19	0.11 [7]	(0.42)	(0.31)	(0.16)	(0.89)	(1.05)	10.83	(1.35)	0.78	0.51	1.05 [7]	602	29
08-31-2018	11.61	0.05 [7]	1.20	1.25	(0.17)	(0.50)	(0.67)	12.19	10.98	0.72	0.46	0.41 [7]	436	14
08-31-2017	10.47	0.15 [7]	1.45	1.60	(0.14)	(0.32)	(0.46)	11.61	15.94	0.62	0.33	1.35 [7]	166	33
08-31-2016	10.02	0.17 [7]	0.55	0.72	(0.12)	(0.15)	(0.27)	10.47	7.31	0.72	0.32	1.55 [7]	118	7
08-31-2015	10.64	0.12 [7]	(0.54)	(0.42)	(0.10)	(0.10)	(0.20)	10.02	(4.04)	7.08	0.34	1.15 [7]	107	18
Class R3
02-29-2020 [6]	10.81	0.16 [7]	0.03	0.19	(0.14)	(0.75)	(0.89)	10.11	1.13 [8]	0.93 [9]	0.66 [9]	2.85 [7,9]	149	24
08-31-2019	12.17	0.30 [7]	(0.63)	(0.33)	(0.14)	(0.89)	(1.03)	10.81	(1.49)	0.93	0.67	2.65 [7]	107	29
08-31-2018	11.58	0.09 [7]	1.14	1.23	(0.14)	(0.50)	(0.64)	12.17	10.85	0.87	0.61	0.80 [7]	212	14
08-31-2017	10.45	0.12 [7]	1.45	1.57	(0.12)	(0.32)	(0.44)	11.58	15.61	0.84	0.55	1.06 [7]	187	33
08-31-2016	10.00	0.10 [7]	0.60	0.70	(0.10)	(0.15)	(0.25)	10.45	7.05	0.95	0.55	1.03 [7]	120	7
08-31-2015	10.64	0.09 [7]	(0.54)	(0.45)	(0.09)	(0.10)	(0.19)	10.00	(4.34)	7.15	0.56	0.89 [7]	124	18
Class R4
02-29-2020 [6]	10.85	0.19 [7]	0.04	0.23	(0.20)	(0.75)	(0.95)	10.13	1.41 [8]	0.53 [9]	0.16 [9]	3.33 [7,9]	41	24
08-31-2019	12.22	0.18 [7]	(0.46)	(0.28)	(0.20)	(0.89)	(1.09)	10.85	(1.04)	0.53	0.16	1.65 [7]	44	29
08-31-2018	11.62	0.14 [7]	1.14	1.28	(0.18)	(0.50)	(0.68)	12.22	11.32	0.52	0.16	1.18 [7]	51	14
08-31-2017	10.48	0.17 [7]	1.45	1.62	(0.16)	(0.32)	(0.48)	11.62	16.10	0.56	0.17	1.57 [7]	117	33
08-31-2016	10.03	0.15 [7]	0.58	0.73	(0.13)	(0.15)	(0.28)	10.48	7.42	0.67	0.17	1.51 [7]	105	7
08-31-2015	10.65	0.14 [7]	(0.54)	(0.40)	(0.12)	(0.10)	(0.22)	10.03	(3.86)	7.30	0.19	1.34 [7]	100	18
Class R5
02-29-2020 [6]	10.86	0.19 [7]	0.05	0.24	(0.21)	(0.75)	(0.96)	10.14	1.51 [8]	0.33 [9]	0.06 [9]	3.35 [7,9]	142	24
08-31-2019	12.23	0.18 [7]	(0.46)	(0.28)	(0.20)	(0.89)	(1.09)	10.86	(0.97)	0.33	0.06	1.61 [7]	97	29
08-31-2018	11.64	0.17 [7]	1.12	1.29	(0.20)	(0.50)	(0.70)	12.23	11.35	0.31	0.05	1.43 [7]	223	14
08-31-2017	10.50	0.17 [7]	1.47	1.64	(0.18)	(0.32)	(0.50)	11.64	16.24	0.32	0.03	1.57 [7]	157	33
08-31-2016	10.04	0.16 [7]	0.59	0.75	(0.14)	(0.15)	(0.29)	10.50	7.62	0.42	0.02	1.63 [7]	118	7
08-31-2015	10.66	0.16 [7]	(0.55)	(0.39)	(0.13)	(0.10)	(0.23)	10.04	(3.71)	7.09	0.03	1.51 [7]	101	18
Class R6
02-29-2020 [6]	10.87	0.19 [7]	0.05	0.24	(0.22)	(0.75)	(0.97)	10.14	1.47 [8]	0.28 [9]	— [9]	3.46 [7,9]	7,430	24
08-31-2019	12.23	0.18 [7]	(0.44)	(0.26)	(0.21)	(0.89)	(1.10)	10.87	(0.80)	0.28	—	1.65 [7]	5,437	29
08-31-2018	11.63	0.13 [7]	1.17	1.30	(0.20)	(0.50)	(0.70)	12.23	11.48	0.27	—	1.07 [7]	3,277	14
08-31-2017	10.49	0.17 [7]	1.47	1.64	(0.18)	(0.32)	(0.50)	11.63	16.28	0.31	—	1.58 [7]	463	33
08-31-2016	10.04	0.12 [7]	0.63	0.75	(0.15)	(0.15)	(0.30)	10.49	7.58	0.42	—	1.45 [7]	362	7
08-31-2015	10.67	0.13 [7]	(0.52)	(0.39)	(0.14)	(0.10)	(0.24)	10.04	(3.76)	6.34	—	1.28 [7]	177	18
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	47

Financial highlights continued
Multimanager 2055 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-29-2020 [6]	10.86	0.19 [7]	0.04	0.23	(0.20)	(0.75)	(0.95)	10.14	1.51 [8]	0.32 [9]	0.05 [9]	3.35 [7,9]	194,476	24
08-31-2019	12.23	0.18 [7]	(0.45)	(0.27)	(0.21)	(0.89)	(1.10)	10.86	(0.94)	0.31	0.05	1.63 [7]	186,409	29
08-31-2018	11.63	0.19 [7]	1.11	1.30	(0.20)	(0.50)	(0.70)	12.23	11.42	0.31	0.05	1.57 [7]	170,628	14
08-31-2017	10.49	0.18 [7]	1.45	1.63	(0.17)	(0.32)	(0.49)	11.63	16.22	0.34	0.05	1.61 [7]	135,851	33
08-31-2016	10.03	0.12 [7]	0.63	0.75	(0.14)	(0.15)	(0.29)	10.49	7.63	0.45	0.05	1.39 [7]	101,710	7
08-31-2015	10.66	0.11 [7]	(0.51)	(0.40)	(0.13)	(0.10)	(0.23)	10.03	(3.80)	0.95	0.05	1.02 [7]	44,994	18

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-29-20. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01, $0.02, $0.02, $0.02, $0.01 and $0.01 per share and 0.06%, 0.16%, 0.19%, 0.19%, 0.12% and 0.09%, for the periods ended 2-29-20, 8-31-19, 8-31-18, 8-31-17, 8-31-16 and 8-31-15, respectively.
[8] Not annualized.
[9] Annualized.
[10] The inception date for Class I shares is 3-27-15.
[11] Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
48	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2050 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-29-2020 [6]	11.65	0.18 [7]	0.05	0.23	(0.18)	(0.89)	(1.07)	10.81	1.28 [8]	0.64 [9]	0.42 [9]	2.99 [7,9]	59,857	24
08-31-2019	13.29	0.15 [7]	(0.51)	(0.36)	(0.16)	(1.12)	(1.28)	11.65	(1.33)	0.62	0.41	1.28 [7]	54,552	31
08-31-2018	12.73	0.16 [7]	1.20	1.36	(0.17)	(0.63)	(0.80)	13.29	11.00	0.59	0.41	1.22 [7]	53,484	18
08-31-2017	11.65	0.14 [7]	1.62	1.76	(0.16)	(0.52)	(0.68)	12.73	15.87	0.59	0.42	1.18 [7]	42,799	38
08-31-2016	11.42	0.11 [7]	0.68	0.79	(0.13)	(0.43)	(0.56)	11.65	7.16	0.59	0.43	1.10 [7]	24,261	11
08-31-2015	12.44	0.12 [7]	(0.62)	(0.50)	(0.11)	(0.41)	(0.52)	11.42	(4.21)	0.61	0.45	0.95 [7]	14,346	11
Class I
02-29-2020 [6]	11.68	0.20 [7]	0.05	0.25	(0.22)	(0.89)	(1.11)	10.82	1.38 [8]	0.34 [9]	0.12 [9]	3.37 [7,9]	58	24
08-31-2019	13.32	0.27 [7]	(0.59)	(0.32)	(0.20)	(1.12)	(1.32)	11.68	(0.96)	0.33	0.13	2.33 [7]	56	31
08-31-2018	12.75	0.18 [7]	1.23	1.41	(0.21)	(0.63)	(0.84)	13.32	11.29	0.29	0.11	1.34 [7]	61	18
08-31-2017	11.68	0.19 [7]	1.59	1.78	(0.19)	(0.52)	(0.71)	12.75	16.19	0.28	0.11	1.59 [7]	116	38
08-31-2016	11.44	0.18 [7]	0.66	0.84	(0.17)	(0.43)	(0.60)	11.68	7.58	0.28	0.11	1.55 [7]	97	11
08-31-2015 [10]	11.99	0.01 [7]	(0.56)	(0.55)	—	—	—	11.44	(4.59) [8]	0.28 [9]	0.10 [9]	0.22 [7,9]	95	11 [11]
Class R1
02-29-2020 [6]	11.62	0.15 [7]	0.06	0.21	(0.14)	(0.89)	(1.03)	10.80	1.14 [8]	0.98 [9]	0.76 [9]	2.60 [7,9]	1,595	24
08-31-2019	13.25	0.11 [7]	(0.50)	(0.39)	(0.12)	(1.12)	(1.24)	11.62	(1.62)	0.97	0.76	0.95 [7]	1,387	31
08-31-2018	12.70	0.11 [7]	1.20	1.31	(0.13)	(0.63)	(0.76)	13.25	10.58	0.94	0.76	0.86 [7]	1,380	18
08-31-2017	11.63	0.10 [7]	1.61	1.71	(0.12)	(0.52)	(0.64)	12.70	15.47	0.95	0.75	0.81 [7]	1,060	38
08-31-2016	11.40	0.09 [7]	0.67	0.76	(0.10)	(0.43)	(0.53)	11.63	6.88	0.87	0.71	0.77 [7]	696	11
08-31-2015	12.43	0.05 [7]	(0.59)	(0.54)	(0.08)	(0.41)	(0.49)	11.40	(4.54)	1.56	0.72	0.44 [7]	638	11
Class R2
02-29-2020 [6]	11.65	0.16 [7]	0.08	0.24	(0.18)	(0.89)	(1.07)	10.82	1.30 [8]	0.71 [9]	0.49 [9]	2.60 [7,9]	1,141	24
08-31-2019	13.29	0.12 [7]	(0.49)	(0.37)	(0.15)	(1.12)	(1.27)	11.65	(1.44)	0.71	0.50	1.05 [7]	1,264	31
08-31-2018	12.73	0.14 [7]	1.21	1.35	(0.16)	(0.63)	(0.79)	13.29	10.92	0.71	0.53	1.07 [7]	996	18
08-31-2017	11.65	0.12 [7]	1.63	1.75	(0.15)	(0.52)	(0.67)	12.73	15.79	0.67	0.50	1.00 [7]	840	38
08-31-2016	11.42	0.10 [7]	0.68	0.78	(0.12)	(0.43)	(0.55)	11.65	7.08	0.63	0.47	0.98 [7]	498	11
08-31-2015	12.44	0.13 [7]	(0.63)	(0.50)	(0.11)	(0.41)	(0.52)	11.42	(4.21)	1.60	0.50	1.06 [7]	265	11
Class R3
02-29-2020 [6]	11.63	0.16 [7]	0.06	0.22	(0.16)	(0.89)	(1.05)	10.80	1.15 [8]	0.87 [9]	0.65 [9]	2.75 [7,9]	1,117	24
08-31-2019	13.27	0.15 [7]	(0.53)	(0.38)	(0.14)	(1.12)	(1.26)	11.63	(1.54)	0.87	0.66	1.27 [7]	1,011	31
08-31-2018	12.70	0.14 [7]	1.20	1.34	(0.14)	(0.63)	(0.77)	13.27	10.85	0.82	0.63	1.08 [7]	1,184	18
08-31-2017	11.64	0.12 [7]	1.60	1.72	(0.14)	(0.52)	(0.66)	12.70	15.53	0.86	0.65	1.00 [7]	819	38
08-31-2016	11.41	0.09 [7]	0.69	0.78	(0.12)	(0.43)	(0.55)	11.64	7.03	0.74	0.57	0.92 [7]	573	11
08-31-2015	12.43	0.10 [7]	(0.62)	(0.52)	(0.09)	(0.41)	(0.50)	11.41	(4.36)	2.62	0.58	0.80 [7]	158	11
Class R4
02-29-2020 [6]	11.66	0.20 [7]	0.04	0.24	(0.20)	(0.89)	(1.09)	10.81	1.34 [8]	0.58 [9]	0.26 [9]	3.30 [7,9]	876	24
08-31-2019	13.30	0.18 [7]	(0.52)	(0.34)	(0.18)	(1.12)	(1.30)	11.66	(1.13)	0.57	0.26	1.50 [7]	776	31
08-31-2018	12.74	0.18 [7]	1.21	1.39	(0.20)	(0.63)	(0.83)	13.30	11.17	0.54	0.26	1.39 [7]	665	18
08-31-2017	11.67	0.18 [7]	1.59	1.77	(0.18)	(0.52)	(0.70)	12.74	15.98	0.51	0.24	1.52 [7]	467	38
08-31-2016	11.44	0.16 [7]	0.66	0.82	(0.16)	(0.43)	(0.59)	11.67	7.41	0.50	0.23	1.40 [7]	424	11
08-31-2015	12.46	0.09 [7]	(0.56)	(0.47)	(0.14)	(0.41)	(0.55)	11.44	(3.97)	2.22	0.22	0.76 [7]	319	11
Class R5
02-29-2020 [6]	11.68	0.20 [7]	0.07	0.27	(0.23)	(0.89)	(1.12)	10.83	1.54 [8]	0.28 [9]	0.06 [9]	3.39 [7,9]	43	24
08-31-2019	13.34	0.23 [7]	(0.56)	(0.33)	(0.21)	(1.12)	(1.33)	11.68	(1.05)	0.28	0.07	1.84 [7]	34	31
08-31-2018	12.77	0.15 [7]	1.27	1.42	(0.22)	(0.63)	(0.85)	13.34	11.44	0.22	0.04	1.16 [7]	277	18
08-31-2017	11.69	0.20 [7]	1.60	1.80	(0.20)	(0.52)	(0.72)	12.77	16.29	0.20	0.03	1.68 [7]	185	38
08-31-2016	11.45	0.16 [7]	0.69	0.85	(0.18)	(0.43)	(0.61)	11.69	7.65	0.18	0.02	1.56 [7]	166	11
08-31-2015	12.48	0.19 [7]	(0.65)	(0.46)	(0.16)	(0.41)	(0.57)	11.45	(3.85)	3.52	0.01	1.55 [7]	122	11
Class R6
02-29-2020 [6]	11.69	0.20 [7]	0.06	0.26	(0.23)	(0.89)	(1.12)	10.83	1.50 [8]	0.23 [9]	— [9]	3.42 [7,9]	18,168	24
08-31-2019	13.34	0.18 [7]	(0.49)	(0.31)	(0.22)	(1.12)	(1.34)	11.69	(0.90)	0.22	—	1.52 [7]	15,426	31
08-31-2018	12.77	0.18 [7]	1.25	1.43	(0.23)	(0.63)	(0.86)	13.34	11.48	0.19	—	1.40 [7]	8,508	18
08-31-2017	11.69	0.19 [7]	1.62	1.81	(0.21)	(0.52)	(0.73)	12.77	16.31	0.18	—	1.57 [7]	3,528	38
08-31-2016	11.46	0.16 [7]	0.68	0.84	(0.18)	(0.43)	(0.61)	11.69	7.62	0.18	—	1.53 [7]	3,185	11
08-31-2015	12.48	0.16 [7]	(0.60)	(0.44)	(0.17)	(0.41)	(0.58)	11.46	(3.72)	0.41	—	1.36 [7]	2,085	11
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	49

Financial highlights continued
Multimanager 2050 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-29-2020 [6]	11.67	0.20 [7]	0.07	0.27	(0.23)	(0.89)	(1.12)	10.82	1.54 [8]	0.27 [9]	0.05 [9]	3.34 [7,9]	324,289	24
08-31-2019	13.32	0.20 [7]	(0.52)	(0.32)	(0.21)	(1.12)	(1.33)	11.67	(0.97)	0.26	0.05	1.66 [7]	329,347	31
08-31-2018	12.75	0.21 [7]	1.21	1.42	(0.22)	(0.63)	(0.85)	13.32	11.44	0.23	0.05	1.60 [7]	339,982	18
08-31-2017	11.68	0.20 [7]	1.59	1.79	(0.20)	(0.52)	(0.72)	12.75	16.18	0.22	0.05	1.68 [7]	318,895	38
08-31-2016	11.44	0.17 [7]	0.67	0.84	(0.17)	(0.43)	(0.60)	11.68	7.67	0.22	0.05	1.54 [7]	305,789	11
08-31-2015	12.47	0.17 [7]	(0.63)	(0.46)	(0.16)	(0.41)	(0.57)	11.44	(3.86)	0.19	0.05	1.42 [7]	258,387	11

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-29-20. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01, $0.02, $0.02, $0.02, $0.01 and $0.01 per share and 0.06%, 0.15%, 0.18%, 0.19%, 0.11% and 0.08%, for the periods ended 2-29-20, 8-31-19, 8-31-18, 8-31-17, 8-31-16 and 8-31-15, respectively.
[8] Not annualized.
[9] Annualized.
[10] The inception date for Class I shares is 3-27-15.
[11] Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
50	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2045 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-29-2020 [6]	10.71	0.16 [7]	0.08	0.24	(0.17)	(1.08)	(1.25)	9.70	1.28 [8]	0.62 [9]	0.42 [9]	3.01 [7,9]	111,028	25
08-31-2019	12.40	0.14 [7]	(0.49)	(0.35)	(0.16)	(1.18)	(1.34)	10.71	(1.29)	0.60	0.41	1.32 [7]	104,554	33
08-31-2018	12.17	0.15 [7]	1.16	1.31	(0.16)	(0.92)	(1.08)	12.40	11.12	0.56	0.41	1.26 [7]	108,685	19
08-31-2017	11.24	0.14 [7]	1.54	1.68	(0.15)	(0.60)	(0.75)	12.17	15.83	0.56	0.42	1.24 [7]	98,637	30
08-31-2016	11.14	0.12 [7]	0.65	0.77	(0.13)	(0.54)	(0.67)	11.24	7.18	0.55	0.43	1.15 [7]	70,954	15
08-31-2015	12.27	0.13 [7]	(0.63)	(0.50)	(0.11)	(0.52)	(0.63)	11.14	(4.28)	0.54	0.44	1.06 [7]	52,732	12
Class I
02-29-2020 [6]	10.77	0.17 [7]	0.09	0.26	(0.20)	(1.08)	(1.28)	9.75	1.47 [8]	0.32 [9]	0.12 [9]	3.11 [7,9]	213	25
08-31-2019	12.48	0.14 [7]	(0.48)	(0.34)	(0.19)	(1.18)	(1.37)	10.77	(1.12)	0.31	0.12	1.33 [7]	199	33
08-31-2018	12.25	0.15 [7]	1.20	1.35	(0.20)	(0.92)	(1.12)	12.48	11.37	0.27	0.11	1.18 [7]	81	19
08-31-2017	11.31	0.19 [7]	1.54	1.73	(0.19)	(0.60)	(0.79)	12.25	16.20	0.25	0.11	1.67 [7]	118	30
08-31-2016	11.20	0.18 [7]	0.64	0.82	(0.17)	(0.54)	(0.71)	11.31	7.58	0.24	0.11	1.57 [7]	96	15
08-31-2015 [10]	11.74	0.01 [7]	(0.55)	(0.54)	—	—	—	11.20	(4.60) [8]	0.22 [9]	0.11 [9]	0.22 [7,9]	95	12 [11]
Class R1
02-29-2020 [6]	10.67	0.13 [7]	0.08	0.21	(0.13)	(1.08)	(1.21)	9.67	1.08 [8]	0.93 [9]	0.73 [9]	2.48 [7,9]	1,799	25
08-31-2019	12.35	0.11 [7]	(0.49)	(0.38)	(0.12)	(1.18)	(1.30)	10.67	(1.60)	0.92	0.73	1.03 [7]	1,713	33
08-31-2018	12.13	0.11 [7]	1.15	1.26	(0.12)	(0.92)	(1.04)	12.35	10.71	0.89	0.73	0.91 [7]	2,033	19
08-31-2017	11.20	0.14 [7]	1.51	1.65	(0.12)	(0.60)	(0.72)	12.13	15.51	0.90	0.75	1.19 [7]	1,820	30
08-31-2016	11.10	0.12 [7]	0.61	0.73	(0.09)	(0.54)	(0.63)	11.20	6.84	0.91	0.75	1.04 [7]	1,955	15
08-31-2015	12.23	0.07 [7]	(0.60)	(0.53)	(0.08)	(0.52)	(0.60)	11.10	(4.54)	1.01	0.75	0.59 [7]	2,083	12
Class R2
02-29-2020 [6]	10.75	0.15 [7]	0.08	0.23	(0.16)	(1.08)	(1.24)	9.74	1.18 [8]	0.71 [9]	0.51 [9]	2.78 [7,9]	2,537	25
08-31-2019	12.43	0.13 [7]	(0.49)	(0.36)	(0.14)	(1.18)	(1.32)	10.75	(1.36)	0.69	0.51	1.23 [7]	2,592	33
08-31-2018	12.21	0.12 [7]	1.17	1.29	(0.15)	(0.92)	(1.07)	12.43	10.90	0.67	0.51	0.95 [7]	2,404	19
08-31-2017	11.27	0.11 [7]	1.58	1.69	(0.15)	(0.60)	(0.75)	12.21	15.80	0.65	0.50	0.95 [7]	1,653	30
08-31-2016	11.16	0.10 [7]	0.67	0.77	(0.12)	(0.54)	(0.66)	11.27	7.18	0.64	0.50	0.95 [7]	822	15
08-31-2015	12.30	0.11 [7]	(0.62)	(0.51)	(0.11)	(0.52)	(0.63)	11.16	(4.36)	1.36	0.50	0.94 [7]	464	12
Class R3
02-29-2020 [6]	10.68	0.15 [7]	0.07	0.22	(0.14)	(1.08)	(1.22)	9.68	1.15 [8]	0.85 [9]	0.65 [9]	2.82 [7,9]	1,089	25
08-31-2019	12.36	0.14 [7]	(0.51)	(0.37)	(0.13)	(1.18)	(1.31)	10.68	(1.54)	0.84	0.65	1.28 [7]	986	33
08-31-2018	12.14	0.13 [7]	1.15	1.28	(0.14)	(0.92)	(1.06)	12.36	10.81	0.82	0.66	1.05 [7]	1,217	19
08-31-2017	11.22	0.14 [7]	1.51	1.65	(0.13)	(0.60)	(0.73)	12.14	15.50	0.80	0.65	1.24 [7]	1,209	30
08-31-2016	11.11	0.19 [7]	0.56	0.75	(0.10)	(0.54)	(0.64)	11.22	7.04	0.79	0.65	1.55 [7]	1,362	15
08-31-2015	12.25	0.10 [7]	(0.63)	(0.53)	(0.09)	(0.52)	(0.61)	11.11	(4.51)	0.90	0.65	0.81 [7]	2,070	12
Class R4
02-29-2020 [6]	10.74	0.16 [7]	0.08	0.24	(0.18)	(1.08)	(1.26)	9.72	1.33 [8]	0.56 [9]	0.26 [9]	2.86 [7,9]	136	25
08-31-2019	12.43	0.15 [7]	(0.48)	(0.33)	(0.18)	(1.18)	(1.36)	10.74	(1.13)	0.54	0.26	1.38 [7]	174	33
08-31-2018	12.20	0.22 [7]	1.11	1.33	(0.18)	(0.92)	(1.10)	12.43	11.23	0.52	0.26	1.79 [7]	263	19
08-31-2017	11.27	0.15 [7]	1.55	1.70	(0.17)	(0.60)	(0.77)	12.20	16.00	0.50	0.25	1.33 [7]	489	30
08-31-2016	11.16	0.18 [7]	0.62	0.80	(0.15)	(0.54)	(0.69)	11.27	7.46	0.48	0.25	1.58 [7]	559	15
08-31-2015	12.30	0.17 [7]	(0.65)	(0.48)	(0.14)	(0.52)	(0.66)	11.16	(4.12)	0.73	0.25	1.39 [7]	629	12
Class R5
02-29-2020 [6]	10.80	0.18 [7]	0.09	0.27	(0.21)	(1.08)	(1.29)	9.78	1.52 [8]	0.26 [9]	0.06 [9]	3.36 [7,9]	1,601	25
08-31-2019	12.50	0.22 [7]	(0.54)	(0.32)	(0.20)	(1.18)	(1.38)	10.80	(0.99)	0.25	0.06	1.98 [7]	1,484	33
08-31-2018	12.27	0.19 [7]	1.17	1.36	(0.21)	(0.92)	(1.13)	12.50	11.42	0.21	0.06	1.53 [7]	2,729	19
08-31-2017	11.32	0.20 [7]	1.55	1.75	(0.20)	(0.60)	(0.80)	12.27	16.35	0.21	0.05	1.70 [7]	1,408	30
08-31-2016	11.22	0.16 [7]	0.65	0.81	(0.17)	(0.54)	(0.71)	11.32	7.56	0.19	0.05	1.51 [7]	1,917	15
08-31-2015	12.36	0.17 [7]	(0.63)	(0.46)	(0.16)	(0.52)	(0.68)	11.22	(3.90)	0.40	0.05	1.42 [7]	1,638	12
Class R6
02-29-2020 [6]	10.78	0.19 [7]	0.07	0.26	(0.21)	(1.08)	(1.29)	9.75	1.48 [8]	0.21 [9]	— [9]	3.42 [7,9]	30,716	25
08-31-2019	12.48	0.18 [7]	(0.49)	(0.31)	(0.21)	(1.18)	(1.39)	10.78	(0.89)	0.20	—	1.70 [7]	29,020	33
08-31-2018	12.25	0.18 [7]	1.18	1.36	(0.21)	(0.92)	(1.13)	12.48	11.48	0.16	—	1.44 [7]	12,631	19
08-31-2017	11.31	0.16 [7]	1.58	1.74	(0.20)	(0.60)	(0.80)	12.25	16.34	0.15	—	1.40 [7]	4,941	30
08-31-2016	11.20	0.13 [7]	0.70	0.83	(0.18)	(0.54)	(0.72)	11.31	7.72	0.14	—	1.50 [7]	3,314	15
08-31-2015	12.35	0.16 [7]	(0.62)	(0.46)	(0.17)	(0.52)	(0.69)	11.20	(3.94)	0.39	—	1.36 [7]	1,781	12
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	51

Financial highlights continued
Multimanager 2045 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-29-2020 [6]	10.79	0.18 [7]	0.08	0.26	(0.21)	(1.08)	(1.29)	9.76	1.44 [8]	0.25 [9]	0.05 [9]	3.35 [7,9]	567,304	25
08-31-2019	12.49	0.19 [7]	(0.51)	(0.32)	(0.20)	(1.18)	(1.38)	10.79	(0.95)	0.23	0.05	1.69 [7]	599,868	33
08-31-2018	12.25	0.20 [7]	1.17	1.37	(0.21)	(0.92)	(1.13)	12.49	11.52	0.20	0.05	1.63 [7]	669,149	19
08-31-2017	11.31	0.20 [7]	1.54	1.74	(0.20)	(0.60)	(0.80)	12.25	16.27	0.19	0.05	1.70 [7]	669,937	30
08-31-2016	11.21	0.18 [7]	0.63	0.81	(0.17)	(0.54)	(0.71)	11.31	7.56	0.17	0.05	1.59 [7]	712,160	15
08-31-2015	12.35	0.18 [7]	(0.64)	(0.46)	(0.16)	(0.52)	(0.68)	11.21	(3.90)	0.15	0.05	1.49 [7]	705,106	12

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-29-20. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01, $0.02, $0.02, $0.02, $0.01 and $0.01 per share and 0.07%, 0.16%, 0.19%, 0.19%, 0.12% and 0.09%, for the periods ended 2-29-20, 8-31-19, 8-31-18, 8-31-17, 8-31-16 and 8-31-15, respectively.
[8] Not annualized.
[9] Annualized.
[10] The inception date for Class I shares is 3-27-15.
[11] Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
52	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2040 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-29-2020 [6]	10.91	0.17 [7]	0.09	0.26	(0.17)	(1.03)	(1.20)	9.97	1.59 [8]	0.62 [9]	0.42 [9]	2.99 [7,9]	138,122	25
08-31-2019	12.56	0.15 [7]	(0.47)	(0.32)	(0.17)	(1.16)	(1.33)	10.91	(1.09)	0.60	0.41	1.35 [7]	127,736	33
08-31-2018	12.29	0.16 [7]	1.13	1.29	(0.17)	(0.85)	(1.02)	12.56	10.83	0.56	0.41	1.26 [7]	127,662	19
08-31-2017	11.35	0.14 [7]	1.56	1.70	(0.16)	(0.60)	(0.76)	12.29	15.81	0.56	0.42	1.24 [7]	108,511	32
08-31-2016	11.24	0.12 [7]	0.66	0.78	(0.13)	(0.54)	(0.67)	11.35	7.20	0.55	0.43	1.14 [7]	77,804	14
08-31-2015	12.36	0.13 [7]	(0.63)	(0.50)	(0.11)	(0.51)	(0.62)	11.24	(4.27)	0.54	0.44	1.05 [7]	55,527	12
Class I
02-29-2020 [6]	10.98	0.23 [7]	0.06	0.29	(0.21)	(1.03)	(1.24)	10.03	1.78 [8]	0.32 [9]	0.12 [9]	4.06 [7,9]	264	25
08-31-2019	12.64	0.14 [7]	(0.44)	(0.30)	(0.20)	(1.16)	(1.36)	10.98	(0.85)	0.30	0.12	1.27 [7]	325	33
08-31-2018	12.36	0.27 [7]	1.07	1.34	(0.21)	(0.85)	(1.06)	12.64	11.16	0.26	0.11	2.15 [7]	122	19
08-31-2017	11.41	0.19 [7]	1.55	1.74	(0.19)	(0.60)	(0.79)	12.36	16.18	0.25	0.11	1.66 [7]	104	32
08-31-2016	11.30	0.18 [7]	0.63	0.81	(0.16)	(0.54)	(0.70)	11.41	7.51	0.24	0.11	1.57 [7]	96	14
08-31-2015 [10]	11.84	0.01 [7]	(0.55)	(0.54)	—	—	—	11.30	(4.56) [8]	0.22 [9]	0.10 [9]	0.22 [7,9]	95	12 [11]
Class R1
02-29-2020 [6]	10.87	0.14 [7]	0.11	0.25	(0.14)	(1.03)	(1.17)	9.95	1.47 [8]	0.95 [9]	0.75 [9]	2.59 [7,9]	2,853	25
08-31-2019	12.51	0.11 [7]	(0.46)	(0.35)	(0.13)	(1.16)	(1.29)	10.87	(1.42)	0.93	0.75	0.99 [7]	2,519	33
08-31-2018	12.24	0.11 [7]	1.14	1.25	(0.13)	(0.85)	(0.98)	12.51	10.50	0.90	0.75	0.86 [7]	2,497	19
08-31-2017	11.31	0.11 [7]	1.54	1.65	(0.12)	(0.60)	(0.72)	12.24	15.39	0.90	0.75	0.92 [7]	2,758	32
08-31-2016	11.20	0.10 [7]	0.64	0.74	(0.09)	(0.54)	(0.63)	11.31	6.86	0.89	0.75	0.89 [7]	2,479	14
08-31-2015	12.33	0.09 [7]	(0.63)	(0.54)	(0.08)	(0.51)	(0.59)	11.20	(4.60)	1.00	0.75	0.75 [7]	2,308	12
Class R2
02-29-2020 [6]	10.94	0.17 [7]	0.10	0.27	(0.17)	(1.03)	(1.20)	10.01	1.61 [8]	0.69 [9]	0.49 [9]	2.99 [7,9]	987	25
08-31-2019	12.58	0.11 [7]	(0.44)	(0.33)	(0.15)	(1.16)	(1.31)	10.94	(1.18)	0.69	0.51	1.04 [7]	987	33
08-31-2018	12.31	0.22 [7]	1.06	1.28	(0.16)	(0.85)	(1.01)	12.58	10.71	0.67	0.52	1.77 [7]	651	19
08-31-2017	11.37	0.14 [7]	1.55	1.69	(0.15)	(0.60)	(0.75)	12.31	15.69	0.64	0.50	1.23 [7]	1,288	32
08-31-2016	11.26	0.14 [7]	0.63	0.77	(0.12)	(0.54)	(0.66)	11.37	7.10	0.65	0.50	1.32 [7]	851	14
08-31-2015	12.38	0.13 [7]	(0.63)	(0.50)	(0.11)	(0.51)	(0.62)	11.26	(4.26)	0.88	0.50	1.09 [7]	501	12
Class R3
02-29-2020 [6]	10.86	0.16 [7]	0.09	0.25	(0.15)	(1.03)	(1.18)	9.93	1.47 [8]	0.84 [9]	0.65 [9]	2.81 [7,9]	1,324	25
08-31-2019	12.50	0.20 [7]	(0.54)	(0.34)	(0.14)	(1.16)	(1.30)	10.86	(1.30)	0.84	0.66	1.79 [7]	1,174	33
08-31-2018	12.24	0.12 [7]	1.13	1.25	(0.14)	(0.85)	(0.99)	12.50	10.53	0.81	0.65	0.98 [7]	2,600	19
08-31-2017	11.30	0.14 [7]	1.53	1.67	(0.13)	(0.60)	(0.73)	12.24	15.61	0.80	0.65	1.25 [7]	1,874	32
08-31-2016	11.19	0.16 [7]	0.59	0.75	(0.10)	(0.54)	(0.64)	11.30	6.98	0.79	0.65	1.30 [7]	2,142	14
08-31-2015	12.32	0.10 [7]	(0.63)	(0.53)	(0.09)	(0.51)	(0.60)	11.19	(4.51)	0.87	0.65	0.86 [7]	2,763	12
Class R4
02-29-2020 [6]	10.92	0.18 [7]	0.10	0.28	(0.19)	(1.03)	(1.22)	9.98	1.75 [8]	0.56 [9]	0.26 [9]	3.21 [7,9]	245	25
08-31-2019	12.57	0.17 [7]	(0.48)	(0.31)	(0.18)	(1.16)	(1.34)	10.92	(0.94)	0.54	0.26	1.51 [7]	224	33
08-31-2018	12.30	0.22 [7]	1.09	1.31	(0.19)	(0.85)	(1.04)	12.57	10.97	0.50	0.24	1.72 [7]	252	19
08-31-2017	11.36	0.18 [7]	1.54	1.72	(0.18)	(0.60)	(0.78)	12.30	16.00	0.50	0.25	1.54 [7]	345	32
08-31-2016	11.25	0.14 [7]	0.66	0.80	(0.15)	(0.54)	(0.69)	11.36	7.39	0.49	0.25	1.29 [7]	1,098	14
08-31-2015	12.38	0.21 [7]	(0.69)	(0.48)	(0.14)	(0.51)	(0.65)	11.25	(4.10)	0.73	0.25	1.73 [7]	888	12
Class R5
02-29-2020 [6]	10.99	0.19 [7]	0.10	0.29	(0.21)	(1.03)	(1.24)	10.04	1.83 [8]	0.26 [9]	0.06 [9]	3.37 [7,9]	237	25
08-31-2019	12.65	0.23 [7]	(0.52)	(0.29)	(0.21)	(1.16)	(1.37)	10.99	(0.78)	0.25	0.06	1.99 [7]	192	33
08-31-2018	12.37	0.21 [7]	1.14	1.35	(0.22)	(0.85)	(1.07)	12.65	11.22	0.21	0.06	1.65 [7]	830	19
08-31-2017	11.42	0.20 [7]	1.55	1.75	(0.20)	(0.60)	(0.80)	12.37	16.25	0.20	0.05	1.72 [7]	818	32
08-31-2016	11.31	0.25 [7]	0.57	0.82	(0.17)	(0.54)	(0.71)	11.42	7.58	0.19	0.05	2.00 [7]	1,425	14
08-31-2015	12.44	0.18 [7]	(0.64)	(0.46)	(0.16)	(0.51)	(0.67)	11.31	(3.89)	0.29	0.05	1.48 [7]	2,411	12
Class R6
02-29-2020 [6]	10.97	0.19 [7]	0.10	0.29	(0.22)	(1.03)	(1.25)	10.01	1.80 [8]	0.21 [9]	— [9]	3.42 [7,9]	32,719	25
08-31-2019	12.63	0.20 [7]	(0.49)	(0.29)	(0.21)	(1.16)	(1.37)	10.97	(0.71)	0.19	—	1.85 [7]	28,782	33
08-31-2018	12.35	0.18 [7]	1.17	1.35	(0.22)	(0.85)	(1.07)	12.63	11.29	0.16	—	1.43 [7]	14,476	19
08-31-2017	11.41	0.18 [7]	1.57	1.75	(0.21)	(0.60)	(0.81)	12.35	16.24	0.15	—	1.53 [7]	4,053	32
08-31-2016	11.29	0.16 [7]	0.68	0.84	(0.18)	(0.54)	(0.72)	11.41	7.74	0.14	—	1.64 [7]	3,376	14
08-31-2015	12.42	0.15 [7]	(0.60)	(0.45)	(0.17)	(0.51)	(0.68)	11.29	(3.85)	0.41	—	1.29 [7]	1,762	12
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	53

Financial highlights continued
Multimanager 2040 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-29-2020 [6]	10.98	0.19 [7]	0.11	0.30	(0.22)	(1.03)	(1.25)	10.03	1.85 [8]	0.25 [9]	0.05 [9]	3.34 [7,9]	623,871	25
08-31-2019	12.64	0.19 [7]	(0.48)	(0.29)	(0.21)	(1.16)	(1.37)	10.98	(0.77)	0.23	0.05	1.74 [7]	656,081	33
08-31-2018	12.36	0.21 [7]	1.14	1.35	(0.22)	(0.85)	(1.07)	12.64	11.23	0.20	0.05	1.65 [7]	722,948	19
08-31-2017	11.41	0.20 [7]	1.55	1.75	(0.20)	(0.60)	(0.80)	12.36	16.26	0.19	0.05	1.70 [7]	722,764	32
08-31-2016	11.30	0.18 [7]	0.64	0.82	(0.17)	(0.54)	(0.71)	11.41	7.59	0.17	0.05	1.58 [7]	753,738	14
08-31-2015	12.43	0.18 [7]	(0.64)	(0.46)	(0.16)	(0.51)	(0.67)	11.30	(3.89)	0.15	0.05	1.49 [7]	737,363	12

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-29-20. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01, $0.02, $0.02, $0.02, $0.01 and $0.01 per share and 0.07%, 0.16% 0.19%, 0.19%, 0.12% and 0.09%, for the periods ended 2-29-20, 8-31-19, 8-31-18, 8-31-17, 8-31-16 and 8-31-15, respectively.
[8] Not annualized.
[9] Annualized.
[10] The inception date for Class I shares is 3-27-15.
[11] Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
54	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2035 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-29-2020 [6]	10.89	0.17 [7]	0.11	0.28	(0.19)	(1.00)	(1.19)	9.98	1.82 [8]	0.62 [9]	0.42 [9]	3.00 [7,9]	158,858	25
08-31-2019	12.38	0.17 [7]	(0.40)	(0.23)	(0.18)	(1.08)	(1.26)	10.89	(0.46)	0.59	0.41	1.51 [7]	146,789	34
08-31-2018	12.28	0.17 [7]	1.02	1.19	(0.18)	(0.91)	(1.09)	12.38	10.05	0.56	0.41	1.38 [7]	152,404	19
08-31-2017	11.40	0.16 [7]	1.46	1.62	(0.16)	(0.58)	(0.74)	12.28	15.05	0.55	0.42	1.38 [7]	125,348	35
08-31-2016	11.31	0.13 [7]	0.64	0.77	(0.13)	(0.55)	(0.68)	11.40	7.12	0.54	0.43	1.23 [7]	89,978	18
08-31-2015	12.42	0.13 [7]	(0.64)	(0.51)	(0.11)	(0.49)	(0.60)	11.31	(4.23)	0.54	0.44	1.08 [7]	66,902	12
Class I
02-29-2020 [6]	10.96	0.12 [7]	0.19	0.31	(0.24)	(1.00)	(1.24)	10.03	2.05 [8]	0.32 [9]	0.12 [9]	2.11 [7,9]	15	25
08-31-2019	12.46	0.28 [7]	(0.48)	(0.20)	(0.22)	(1.08)	(1.30)	10.96	(0.18)	0.31	0.13	2.38 [7]	2	34
08-31-2018	12.36	0.21 [7]	1.02	1.23	(0.22)	(0.91)	(1.13)	12.46	10.30	0.26	0.11	1.72 [7]	347	19
08-31-2017	11.47	0.19 [7]	1.48	1.67	(0.20)	(0.58)	(0.78)	12.36	15.41	0.24	0.11	1.62 [7]	273	35
08-31-2016	11.38	0.19 [7]	0.62	0.81	(0.17)	(0.55)	(0.72)	11.47	7.43	0.23	0.11	1.64 [7]	96	18
08-31-2015 [10]	11.92	0.01 [7]	(0.55)	(0.54)	—	—	—	11.38	(4.53) [8]	0.22 [9]	0.10 [9]	0.27 [7,9]	95	12 [11]
Class R1
02-29-2020 [6]	10.84	0.14 [7]	0.12	0.26	(0.15)	(1.00)	(1.15)	9.95	1.70 [8]	0.96 [9]	0.76 [9]	2.48 [7,9]	4,572	25
08-31-2019	12.33	0.14 [7]	(0.41)	(0.27)	(0.14)	(1.08)	(1.22)	10.84	(0.81)	0.92	0.74	1.25 [7]	4,171	34
08-31-2018	12.24	0.14 [7]	1.00	1.14	(0.14)	(0.91)	(1.05)	12.33	9.63	0.88	0.73	1.10 [7]	6,470	19
08-31-2017	11.36	0.12 [7]	1.47	1.59	(0.13)	(0.58)	(0.71)	12.24	14.72	0.88	0.75	1.00 [7]	5,658	35
08-31-2016	11.27	0.12 [7]	0.62	0.74	(0.10)	(0.55)	(0.65)	11.36	6.78	0.88	0.75	1.03 [7]	4,233	18
08-31-2015	12.39	0.09 [7]	(0.64)	(0.55)	(0.08)	(0.49)	(0.57)	11.27	(4.57)	0.94	0.75	0.73 [7]	4,451	12
Class R2
02-29-2020 [6]	10.93	0.17 [7]	0.12	0.29	(0.18)	(1.00)	(1.18)	10.04	1.92 [8]	0.71 [9]	0.51 [9]	3.10 [7,9]	2,626	25
08-31-2019	12.42	0.16 [7]	(0.40)	(0.24)	(0.17)	(1.08)	(1.25)	10.93	(0.57)	0.69	0.51	1.42 [7]	2,021	34
08-31-2018	12.32	0.14 [7]	1.04	1.18	(0.17)	(0.91)	(1.08)	12.42	9.91	0.66	0.51	1.17 [7]	2,064	19
08-31-2017	11.44	0.12 [7]	1.50	1.62	(0.16)	(0.58)	(0.74)	12.32	14.91	0.64	0.50	1.02 [7]	1,577	35
08-31-2016	11.34	0.14 [7]	0.64	0.78	(0.13)	(0.55)	(0.68)	11.44	7.11	0.63	0.50	1.23 [7]	639	18
08-31-2015	12.46	0.11 [7]	(0.63)	(0.52)	(0.11)	(0.49)	(0.60)	11.34	(4.30)	1.32	0.50	0.91 [7]	486	12
Class R3
02-29-2020 [6]	10.86	0.16 [7]	0.11	0.27	(0.16)	(1.00)	(1.16)	9.97	1.79 [8]	0.86 [9]	0.66 [9]	2.92 [7,9]	2,035	25
08-31-2019	12.35	0.12 [7]	(0.38)	(0.26)	(0.15)	(1.08)	(1.23)	10.86	(0.76)	0.84	0.66	1.13 [7]	1,752	34
08-31-2018	12.26	0.15 [7]	1.00	1.15	(0.15)	(0.91)	(1.06)	12.35	9.72	0.81	0.66	1.23 [7]	2,069	19
08-31-2017	11.38	0.15 [7]	1.45	1.60	(0.14)	(0.58)	(0.72)	12.26	14.81	0.80	0.65	1.26 [7]	2,157	35
08-31-2016	11.29	0.13 [7]	0.62	0.75	(0.11)	(0.55)	(0.66)	11.38	6.88	0.77	0.65	1.16 [7]	2,144	18
08-31-2015	12.41	0.12 [7]	(0.65)	(0.53)	(0.10)	(0.49)	(0.59)	11.29	(4.47)	0.88	0.65	1.01 [7]	2,009	12
Class R4
02-29-2020 [6]	10.94	0.18 [7]	0.12	0.30	(0.21)	(1.00)	(1.21)	10.03	1.99 [8]	0.56 [9]	0.26 [9]	3.17 [7,9]	99	25
08-31-2019	12.44	0.17 [7]	(0.39)	(0.22)	(0.20)	(1.08)	(1.28)	10.94	(0.37)	0.54	0.26	1.49 [7]	87	34
08-31-2018	12.34	0.19 [7]	1.02	1.21	(0.20)	(0.91)	(1.11)	12.44	10.17	0.50	0.25	1.53 [7]	627	19
08-31-2017	11.46	0.20 [7]	1.44	1.64	(0.18)	(0.58)	(0.76)	12.34	15.18	0.50	0.25	1.68 [7]	509	35
08-31-2016	11.36	0.18 [7]	0.63	0.81	(0.16)	(0.55)	(0.71)	11.46	7.38	0.47	0.25	1.55 [7]	736	18
08-31-2015	12.48	0.16 [7]	(0.65)	(0.49)	(0.14)	(0.49)	(0.63)	11.36	(4.06)	0.65	0.25	1.35 [7]	758	12
Class R5
02-29-2020 [6]	10.96	0.18 [7]	0.13	0.31	(0.23)	(1.00)	(1.23)	10.04	2.07 [8]	0.26 [9]	0.06 [9]	3.20 [7,9]	425	25
08-31-2019	12.46	0.21 [7]	(0.41)	(0.20)	(0.22)	(1.08)	(1.30)	10.96	(0.13)	0.24	0.06	1.79 [7]	289	34
08-31-2018	12.36	0.21 [7]	1.02	1.23	(0.22)	(0.91)	(1.13)	12.46	10.36	0.21	0.06	1.71 [7]	1,008	19
08-31-2017	11.48	0.22 [7]	1.45	1.67	(0.21)	(0.58)	(0.79)	12.36	15.39	0.20	0.05	1.84 [7]	796	35
08-31-2016	11.38	0.18 [7]	0.65	0.83	(0.18)	(0.55)	(0.73)	11.48	7.60	0.18	0.05	1.53 [7]	1,153	18
08-31-2015	12.50	0.18 [7]	(0.64)	(0.46)	(0.17)	(0.49)	(0.66)	11.38	(3.86)	0.38	0.05	1.50 [7]	1,358	12
Class R6
02-29-2020 [6]	10.96	0.19 [7]	0.12	0.31	(0.23)	(1.00)	(1.23)	10.04	2.13 [8]	0.21 [9]	— [9]	3.35 [7,9]	40,598	25
08-31-2019	12.46	0.20 [7]	(0.39)	(0.19)	(0.23)	(1.08)	(1.31)	10.96	(0.05)	0.19	—	1.88 [7]	31,906	34
08-31-2018	12.35	0.20 [7]	1.05	1.25	(0.23)	(0.91)	(1.14)	12.46	10.51	0.16	—	1.61 [7]	17,412	19
08-31-2017	11.47	0.20 [7]	1.47	1.67	(0.21)	(0.58)	(0.79)	12.35	15.46	0.15	—	1.73 [7]	6,317	35
08-31-2016	11.38	0.10 [7]	0.73	0.83	(0.19)	(0.55)	(0.74)	11.47	7.56	0.13	—	1.39 [7]	4,037	18
08-31-2015	12.50	0.20 [7]	(0.66)	(0.46)	(0.17)	(0.49)	(0.66)	11.38	(3.81)	0.51	—	1.63 [7]	924	12
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	55

Financial highlights continued
Multimanager 2035 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-29-2020 [6]	10.97	0.18 [7]	0.13	0.31	(0.23)	(1.00)	(1.23)	10.05	2.09 [8]	0.25 [9]	0.05 [9]	3.32 [7,9]	787,207	25
08-31-2019	12.47	0.21 [7]	(0.41)	(0.20)	(0.22)	(1.08)	(1.30)	10.97	(0.10)	0.23	0.05	1.89 [7]	823,762	34
08-31-2018	12.36	0.22 [7]	1.02	1.24	(0.22)	(0.91)	(1.13)	12.47	10.45	0.20	0.05	1.78 [7]	915,487	19
08-31-2017	11.47	0.21 [7]	1.47	1.68	(0.21)	(0.58)	(0.79)	12.36	15.49	0.18	0.05	1.82 [7]	917,775	35
08-31-2016	11.38	0.19 [7]	0.63	0.82	(0.18)	(0.55)	(0.73)	11.47	7.50	0.17	0.05	1.65 [7]	962,950	18
08-31-2015	12.50	0.19 [7]	(0.65)	(0.46)	(0.17)	(0.49)	(0.66)	11.38	(3.86)	0.15	0.05	1.54 [7]	959,123	12

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-29-20. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01, $0.02, $0.02, $0.02, $0.01 and $0.01 per share and 0.05%, 0.15%, 0.19%, 0.19%, 0.12% and 0.10%, for the periods ended 2-29-20, 8-31-19, 8-31-18, 8-31-17, 8-31-16 and 8-31-15, respectively.
[8] Not annualized.
[9] Annualized.
[10] The inception date for Class I shares is 3-27-15.
[11] Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
56	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2030 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-29-2020 [6]	10.64	0.16 [7]	0.12	0.28	(0.19)	(0.88)	(1.07)	9.85	2.11 [8]	0.63 [9]	0.42 [9]	2.97 [7,9]	194,154	23
08-31-2019	11.87	0.19 [7]	(0.26)	(0.07)	(0.21)	(0.95)	(1.16)	10.64	0.69	0.60	0.41	1.74 [7]	182,499	40
08-31-2018	11.91	0.19 [7]	0.83	1.02	(0.20)	(0.86)	(1.06)	11.87	8.79	0.56	0.41	1.60 [7]	185,975	20
08-31-2017	11.17	0.18 [7]	1.28	1.46	(0.18)	(0.54)	(0.72)	11.91	13.84	0.55	0.42	1.55 [7]	160,943	36
08-31-2016	11.10	0.15 [7]	0.59	0.74	(0.16)	(0.51)	(0.67)	11.17	6.99	0.54	0.43	1.46 [7]	116,337	18
08-31-2015	12.19	0.15 [7]	(0.62)	(0.47)	(0.13)	(0.49)	(0.62)	11.10	(3.98)	0.53	0.44	1.31 [7]	85,386	14
Class I
02-29-2020 [6]	10.61	0.18 [7]	0.13	0.31	(0.23)	(0.88)	(1.11)	9.81	2.30 [8]	0.33 [9]	0.12 [9]	3.36 [7,9]	978	23
08-31-2019	11.85	0.21 [7]	(0.26)	(0.05)	(0.24)	(0.95)	(1.19)	10.61	0.96	0.31	0.13	2.01 [7]	891	40
08-31-2018	11.90	0.20 [7]	0.84	1.04	(0.23)	(0.86)	(1.09)	11.85	9.01	0.26	0.11	1.70 [7]	755	20
08-31-2017	11.16	0.21 [7]	1.28	1.49	(0.21)	(0.54)	(0.75)	11.90	14.22	0.24	0.11	1.89 [7]	324	36
08-31-2016	11.08	0.11 [7]	0.68	0.79	(0.20)	(0.51)	(0.71)	11.16	7.43	0.23	0.11	1.53 [7]	288	18
08-31-2015 [10]	11.58	0.03 [7]	(0.53)	(0.50)	—	—	—	11.08	(4.32) [8]	0.21 [9]	0.10 [9]	0.50 [7,9]	96	14 [11]
Class R1
02-29-2020 [6]	10.56	0.13 [7]	0.14	0.27	(0.16)	(0.88)	(1.04)	9.79	2.01 [8]	0.95 [9]	0.74 [9]	2.53 [7,9]	3,777	23
08-31-2019	11.79	0.15 [7]	(0.26)	(0.11)	(0.17)	(0.95)	(1.12)	10.56	0.32	0.93	0.74	1.41 [7]	3,671	40
08-31-2018	11.84	0.15 [7]	0.82	0.97	(0.16)	(0.86)	(1.02)	11.79	8.39	0.89	0.73	1.27 [7]	4,372	20
08-31-2017	11.11	0.13 [7]	1.28	1.41	(0.14)	(0.54)	(0.68)	11.84	13.44	0.90	0.75	1.20 [7]	4,348	36
08-31-2016	11.04	0.10 [7]	0.61	0.71	(0.13)	(0.51)	(0.64)	11.11	6.65	0.86	0.75	1.02 [7]	4,118	18
08-31-2015	12.13	0.13 [7]	(0.63)	(0.50)	(0.10)	(0.49)	(0.59)	11.04	(4.24)	0.95	0.75	1.09 [7]	2,915	14
Class R2
02-29-2020 [6]	10.56	0.16 [7]	0.13	0.29	(0.19)	(0.88)	(1.07)	9.78	2.15 [8]	0.69 [9]	0.49 [9]	2.98 [7,9]	2,912	23
08-31-2019	11.79	0.19 [7]	(0.27)	(0.08)	(0.20)	(0.95)	(1.15)	10.56	0.58	0.68	0.50	1.82 [7]	2,744	40
08-31-2018	11.84	0.18 [7]	0.82	1.00	(0.19)	(0.86)	(1.05)	11.79	8.66	0.66	0.51	1.52 [7]	2,347	20
08-31-2017	11.11	0.16 [7]	1.28	1.44	(0.17)	(0.54)	(0.71)	11.84	13.74	0.63	0.50	1.44 [7]	3,254	36
08-31-2016	11.04	0.10 [7]	0.64	0.74	(0.16)	(0.51)	(0.67)	11.11	6.93	0.63	0.50	1.14 [7]	1,988	18
08-31-2015	12.14	0.15 [7]	(0.63)	(0.48)	(0.13)	(0.49)	(0.62)	11.04	(4.08)	0.95	0.50	1.29 [7]	845	14
Class R3
02-29-2020 [6]	10.58	0.16 [7]	0.11	0.27	(0.17)	(0.88)	(1.05)	9.80	2.00 [8]	0.85 [9]	0.65 [9]	3.00 [7,9]	1,485	23
08-31-2019	11.80	0.20 [7]	(0.29)	(0.09)	(0.18)	(0.95)	(1.13)	10.58	0.48	0.84	0.65	1.86 [7]	1,301	40
08-31-2018	11.86	0.16 [7]	0.81	0.97	(0.17)	(0.86)	(1.03)	11.80	8.39	0.81	0.66	1.38 [7]	1,628	20
08-31-2017	11.12	0.15 [7]	1.29	1.44	(0.16)	(0.54)	(0.70)	11.86	13.65	0.79	0.65	1.35 [7]	2,879	36
08-31-2016	11.05	0.17 [7]	0.55	0.72	(0.14)	(0.51)	(0.65)	11.12	6.76	0.78	0.65	1.47 [7]	1,822	18
08-31-2015	12.15	0.14 [7]	(0.63)	(0.49)	(0.12)	(0.49)	(0.61)	11.05	(4.22)	0.86	0.65	1.20 [7]	2,210	14
Class R4
02-29-2020 [6]	10.59	0.17 [7]	0.13	0.30	(0.21)	(0.88)	(1.09)	9.80	2.29 [8]	0.55 [9]	0.25 [9]	3.21 [7,9]	520	23
08-31-2019	11.82	0.22 [7]	(0.28)	(0.06)	(0.22)	(0.95)	(1.17)	10.59	0.86	0.54	0.26	2.07 [7]	451	40
08-31-2018	11.87	0.22 [7]	0.80	1.02	(0.21)	(0.86)	(1.07)	11.82	8.88	0.51	0.25	1.85 [7]	509	20
08-31-2017	11.14	0.20 [7]	1.27	1.47	(0.20)	(0.54)	(0.74)	11.87	13.99	0.50	0.25	1.81 [7]	820	36
08-31-2016	11.07	0.19 [7]	0.57	0.76	(0.18)	(0.51)	(0.69)	11.14	7.20	0.48	0.25	1.72 [7]	995	18
08-31-2015	12.16	0.20 [7]	(0.64)	(0.44)	(0.16)	(0.49)	(0.65)	11.07	(3.75)	0.71	0.25	1.71 [7]	949	14
Class R5
02-29-2020 [6]	10.61	0.18 [7]	0.12	0.30	(0.23)	(0.88)	(1.11)	9.80	2.28 [8]	0.27 [9]	0.06 [9]	3.38 [7,9]	804	23
08-31-2019	11.85	0.22 [7]	(0.26)	(0.04)	(0.25)	(0.95)	(1.20)	10.61	1.03	0.25	0.06	2.08 [7]	947	40
08-31-2018	11.89	0.22 [7]	0.84	1.06	(0.24)	(0.86)	(1.10)	11.85	9.19	0.21	0.06	1.90 [7]	1,902	20
08-31-2017	11.16	0.23 [7]	1.26	1.49	(0.22)	(0.54)	(0.76)	11.89	14.20	0.19	0.05	2.06 [7]	1,305	36
08-31-2016	11.09	0.25 [7]	0.54	0.79	(0.21)	(0.51)	(0.72)	11.16	7.41	0.18	0.05	2.21 [7]	1,775	18
08-31-2015	12.19	0.20 [7]	(0.62)	(0.42)	(0.19)	(0.49)	(0.68)	11.09	(3.63)	0.28	0.05	1.74 [7]	2,356	14
Class R6
02-29-2020 [6]	10.61	0.18 [7]	0.13	0.31	(0.24)	(0.88)	(1.12)	9.80	2.34 [8]	0.22 [9]	— [9]	3.43 [7,9]	49,126	23
08-31-2019	11.85	0.22 [7]	(0.25)	(0.03)	(0.26)	(0.95)	(1.21)	10.61	1.10	0.20	—	2.08 [7]	38,634	40
08-31-2018	11.89	0.21 [7]	0.85	1.06	(0.24)	(0.86)	(1.10)	11.85	9.24	0.16	—	1.79 [7]	21,191	20
08-31-2017	11.16	0.20 [7]	1.30	1.50	(0.23)	(0.54)	(0.77)	11.89	14.26	0.14	—	1.76 [7]	7,367	36
08-31-2016	11.09	0.16 [7]	0.63	0.79	(0.21)	(0.51)	(0.72)	11.16	7.47	0.13	—	1.81 [7]	4,806	18
08-31-2015	12.19	0.22 [7]	(0.64)	(0.42)	(0.19)	(0.49)	(0.68)	11.09	(3.58)	0.31	—	1.87 [7]	2,028	14
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	57

Financial highlights continued
Multimanager 2030 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-29-2020 [6]	10.62	0.18 [7]	0.12	0.30	(0.23)	(0.88)	(1.11)	9.81	2.29 [8]	0.25 [9]	0.05 [9]	3.31 [7,9]	919,910	23
08-31-2019	11.85	0.23 [7]	(0.26)	(0.03)	(0.25)	(0.95)	(1.20)	10.62	1.12	0.23	0.05	2.12 [7]	967,661	40
08-31-2018	11.90	0.23 [7]	0.82	1.05	(0.24)	(0.86)	(1.10)	11.85	9.09	0.20	0.05	1.98 [7]	1,081,097	20
08-31-2017	11.16	0.22 [7]	1.28	1.50	(0.22)	(0.54)	(0.76)	11.90	14.29	0.18	0.05	1.99 [7]	1,098,168	36
08-31-2016	11.09	0.21 [7]	0.58	0.79	(0.21)	(0.51)	(0.72)	11.16	7.41	0.16	0.05	1.89 [7]	1,158,836	18
08-31-2015	12.19	0.20 [7]	(0.62)	(0.42)	(0.19)	(0.49)	(0.68)	11.09	(3.63)	0.15	0.05	1.73 [7]	1,144,249	14

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-29-20. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01, $0.02, $0.02, $0.02, $0.01, and $0.01 per share and 0.06%, 0.16%, 0.20%, 0.20%, 0.13% and 0.10% for the periods ended 2-29-20, 8-31-19, 8-31-18, 8-31-17, 8-31-16 and 8-31-15, respectively.
[8] Not annualized.
[9] Annualized.
[10] The inception date for Class I shares is 3-27-15.
[11] Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
58	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2025 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-29-2020 [6]	10.44	0.16 [7]	0.10	0.26	(0.21)	(0.76)	(0.97)	9.73	2.11 [8]	0.64 [9]	0.42 [9]	2.96 [7,9]	188,537	25
08-31-2019	11.46	0.21 [7]	(0.14)	0.07	(0.23)	(0.86)	(1.09)	10.44	1.80	0.60	0.41	2.01 [7]	180,550	39
08-31-2018	11.62	0.21 [7]	0.63	0.84	(0.22)	(0.78)	(1.00)	11.46	7.40	0.56	0.41	1.83 [7]	176,446	21
08-31-2017	11.07	0.20 [7]	1.08	1.28	(0.21)	(0.52)	(0.73)	11.62	12.22	0.55	0.42	1.78 [7]	157,054	37
08-31-2016	11.01	0.19 [7]	0.54	0.73	(0.20)	(0.47)	(0.67)	11.07	6.91	0.54	0.43	1.76 [7]	110,938	21
08-31-2015	12.04	0.18 [7]	(0.59)	(0.41)	(0.16)	(0.46)	(0.62)	11.01	(3.59)	0.53	0.44	1.59 [7]	88,278	15
Class I
02-29-2020 [6]	10.41	0.16 [7]	0.12	0.28	(0.25)	(0.76)	(1.01)	9.68	2.21 [8]	0.34 [9]	0.12 [9]	3.10 [7,9]	1,637	25
08-31-2019	11.43	0.15 [7]	(0.05)	0.10	(0.26)	(0.86)	(1.12)	10.41	2.17	0.31	0.12	1.55 [7]	1,502	39
08-31-2018	11.59	0.24 [7]	0.63	0.87	(0.25)	(0.78)	(1.03)	11.43	7.73	0.27	0.11	2.09 [7]	81	21
08-31-2017	11.04	0.23 [7]	1.08	1.31	(0.24)	(0.52)	(0.76)	11.59	12.61	0.24	0.11	2.05 [7]	165	37
08-31-2016	10.98	0.24 [7]	0.52	0.76	(0.23)	(0.47)	(0.70)	11.04	7.26	0.22	0.11	2.16 [7]	97	21
08-31-2015 [10]	11.42	0.04 [7]	(0.48)	(0.44)	—	—	—	10.98	(3.85) [8]	0.21 [9]	0.10 [9]	0.83 [7,9]	96	15 [11]
Class R1
02-29-2020 [6]	10.36	0.13 [7]	0.11	0.24	(0.18)	(0.76)	(0.94)	9.66	1.92 [8]	0.95 [9]	0.74 [9]	2.55 [7,9]	3,786	25
08-31-2019	11.38	0.18 [7]	(0.14)	0.04	(0.20)	(0.86)	(1.06)	10.36	1.48	0.91	0.72	1.71 [7]	4,103	39
08-31-2018	11.55	0.18 [7]	0.61	0.79	(0.18)	(0.78)	(0.96)	11.38	7.01	0.87	0.72	1.56 [7]	4,530	21
08-31-2017	11.01	0.16 [7]	1.07	1.23	(0.17)	(0.52)	(0.69)	11.55	11.82	0.86	0.73	1.49 [7]	4,199	37
08-31-2016	10.94	0.20 [7]	0.50	0.70	(0.16)	(0.47)	(0.63)	11.01	6.67	0.88	0.75	1.66 [7]	3,999	21
08-31-2015	11.98	0.14 [7]	(0.59)	(0.45)	(0.13)	(0.46)	(0.59)	10.94	(3.94)	0.92	0.75	1.19 [7]	5,346	15
Class R2
02-29-2020 [6]	10.37	0.15 [7]	0.11	0.26	(0.21)	(0.76)	(0.97)	9.66	2.07 [8]	0.70 [9]	0.49 [9]	2.88 [7,9]	5,632	25
08-31-2019	11.39	0.18 [7]	(0.12)	0.06	(0.22)	(0.86)	(1.08)	10.37	1.71	0.69	0.50	1.80 [7]	4,273	39
08-31-2018	11.56	0.20 [7]	0.62	0.82	(0.21)	(0.78)	(0.99)	11.39	7.26	0.66	0.50	1.75 [7]	2,723	21
08-31-2017	11.01	0.16 [7]	1.11	1.27	(0.20)	(0.52)	(0.72)	11.56	12.20	0.64	0.50	1.49 [7]	2,593	37
08-31-2016	10.95	0.15 [7]	0.57	0.72	(0.19)	(0.47)	(0.66)	11.01	6.85	0.60	0.49	1.51 [7]	1,324	21
08-31-2015	11.99	0.18 [7]	(0.60)	(0.42)	(0.16)	(0.46)	(0.62)	10.95	(3.70)	1.02	0.50	1.56 [7]	770	15
Class R3
02-29-2020 [6]	10.37	0.14 [7]	0.11	0.25	(0.19)	(0.76)	(0.95)	9.67	2.00 [8]	0.87 [9]	0.66 [9]	2.77 [7,9]	2,703	25
08-31-2019	11.39	0.18 [7]	(0.14)	0.04	(0.20)	(0.86)	(1.06)	10.37	1.53	0.85	0.66	1.76 [7]	2,561	39
08-31-2018	11.56	0.18 [7]	0.62	0.80	(0.19)	(0.78)	(0.97)	11.39	7.09	0.81	0.65	1.60 [7]	2,674	21
08-31-2017	11.02	0.19 [7]	1.05	1.24	(0.18)	(0.52)	(0.70)	11.56	11.92	0.80	0.65	1.73 [7]	3,537	37
08-31-2016	10.95	0.18 [7]	0.53	0.71	(0.17)	(0.47)	(0.64)	11.02	6.78	0.77	0.65	1.67 [7]	4,464	21
08-31-2015	12.00	0.18 [7]	(0.63)	(0.45)	(0.14)	(0.46)	(0.60)	10.95	(3.92)	0.83	0.65	1.52 [7]	3,676	15
Class R4
02-29-2020 [6]	10.41	0.16 [7]	0.11	0.27	(0.23)	(0.76)	(0.99)	9.69	2.17 [8]	0.58 [9]	0.26 [9]	3.09 [7,9]	725	25
08-31-2019	11.44	0.23 [7]	(0.15)	0.08	(0.25)	(0.86)	(1.11)	10.41	1.91	0.55	0.26	2.22 [7]	736	39
08-31-2018	11.60	0.22 [7]	0.64	0.86	(0.24)	(0.78)	(1.02)	11.44	7.56	0.52	0.26	1.96 [7]	759	21
08-31-2017	11.05	0.22 [7]	1.08	1.30	(0.23)	(0.52)	(0.75)	11.60	12.45	0.49	0.25	1.99 [7]	785	37
08-31-2016	10.99	0.22 [7]	0.53	0.75	(0.22)	(0.47)	(0.69)	11.05	7.11	0.47	0.25	2.00 [7]	418	21
08-31-2015	12.03	0.22 [7]	(0.61)	(0.39)	(0.19)	(0.46)	(0.65)	10.99	(3.43)	0.67	0.25	1.91 [7]	397	15
Class R5
02-29-2020 [6]	10.40	0.18 [7]	0.10	0.28	(0.25)	(0.76)	(1.01)	9.67	2.28 [8]	0.28 [9]	0.06 [9]	3.39 [7,9]	1,330	25
08-31-2019	11.43	0.25 [7]	(0.15)	0.10	(0.27)	(0.86)	(1.13)	10.40	2.14	0.25	0.07	2.37 [7]	1,342	39
08-31-2018	11.60	0.23 [7]	0.64	0.87	(0.26)	(0.78)	(1.04)	11.43	7.71	0.21	0.05	2.06 [7]	1,635	21
08-31-2017	11.05	0.27 [7]	1.05	1.32	(0.25)	(0.52)	(0.77)	11.60	12.68	0.19	0.05	2.47 [7]	1,182	37
08-31-2016	10.99	0.23 [7]	0.54	0.77	(0.24)	(0.47)	(0.71)	11.05	7.34	0.18	0.05	2.06 [7]	1,926	21
08-31-2015	12.03	0.23 [7]	(0.60)	(0.37)	(0.21)	(0.46)	(0.67)	10.99	(3.24)	0.31	0.05	1.96 [7]	2,114	15
Class R6
02-29-2020 [6]	10.40	0.18 [7]	0.10	0.28	(0.26)	(0.76)	(1.02)	9.66	2.24 [8]	0.23 [9]	— [9]	3.39 [7,9]	45,094	25
08-31-2019	11.42	0.25 [7]	(0.13)	0.12	(0.28)	(0.86)	(1.14)	10.40	2.31	0.20	—	2.44 [7]	38,659	39
08-31-2018	11.59	0.24 [7]	0.64	0.88	(0.27)	(0.78)	(1.05)	11.42	7.77	0.17	—	2.14 [7]	22,698	21
08-31-2017	11.04	0.21 [7]	1.11	1.32	(0.25)	(0.52)	(0.77)	11.59	12.75	0.14	—	1.88 [7]	8,987	37
08-31-2016	10.98	0.20 [7]	0.57	0.77	(0.24)	(0.47)	(0.71)	11.04	7.40	0.13	—	2.04 [7]	3,830	21
08-31-2015	12.02	0.25 [7]	(0.61)	(0.36)	(0.22)	(0.46)	(0.68)	10.98	(3.20)	0.50	—	2.13 [7]	1,007	15
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	59

Financial highlights continued
Multimanager 2025 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-29-2020 [6]	10.40	0.17 [7]	0.11	0.28	(0.25)	(0.76)	(1.01)	9.67	2.28 [8]	0.26 [9]	0.05 [9]	3.33 [7,9]	916,024	25
08-31-2019	11.43	0.25 [7]	(0.15)	0.10	(0.27)	(0.86)	(1.13)	10.40	2.15	0.24	0.05	2.42 [7]	983,455	39
08-31-2018	11.60	0.25 [7]	0.62	0.87	(0.26)	(0.78)	(1.04)	11.43	7.71	0.20	0.05	2.21 [7]	1,136,209	21
08-31-2017	11.05	0.25 [7]	1.07	1.32	(0.25)	(0.52)	(0.77)	11.60	12.68	0.18	0.05	2.22 [7]	1,176,137	37
08-31-2016	10.99	0.24 [7]	0.53	0.77	(0.24)	(0.47)	(0.71)	11.05	7.34	0.16	0.05	2.20 [7]	1,278,028	21
08-31-2015	12.03	0.23 [7]	(0.60)	(0.37)	(0.21)	(0.46)	(0.67)	10.99	(3.24)	0.15	0.05	2.02 [7]	1,308,200	15

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-29-20. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01, $0.02, $0.02, $0.02, $0.01, and $0.01 per share and 0.05%, 0.15%, 0.19%, 0.20%, 0.13% and 0.10%, for the periods ended 2-29-20, 8-31-19, 8-31-18, 8-31-17, 8-31-16 and 8-31-15, respectively.
[8] Not annualized.
[9] Annualized.
[10] The inception date for Class I shares is 3-27-15.
[11] Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
60	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2020 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-29-2020 [6]	9.89	0.15 [7]	0.10	0.25	(0.23)	(0.67)	(0.90)	9.24	2.25 [8]	0.66 [9]	0.42 [9]	3.01 [7,9]	178,783	27
08-31-2019	10.66	0.22 [7]	(0.03)	0.19	(0.24)	(0.72)	(0.96)	9.89	2.89	0.62	0.41	2.27 [7]	171,370	40
08-31-2018	10.93	0.22 [7]	0.41	0.63	(0.23)	(0.67)	(0.90)	10.66	5.92	0.57	0.41	2.02 [7]	171,973	19
08-31-2017	10.64	0.22 [7]	0.82	1.04	(0.23)	(0.52)	(0.75)	10.93	10.42	0.55	0.42	2.05 [7]	144,135	35
08-31-2016	10.69	0.21 [7]	0.47	0.68	(0.23)	(0.50)	(0.73)	10.64	6.72	0.54	0.43	2.07 [7]	112,709	20
08-31-2015	11.69	0.22 [7]	(0.60)	(0.38)	(0.19)	(0.43)	(0.62)	10.69	(3.38)	0.54	0.44	1.96 [7]	85,398	18
Class I
02-29-2020 [6]	9.90	0.18 [7]	0.09	0.27	(0.26)	(0.67)	(0.93)	9.24	2.44 [8]	0.36 [9]	0.12 [9]	3.60 [7,9]	84	27
08-31-2019	10.67	0.26 [7]	(0.04)	0.22	(0.27)	(0.72)	(0.99)	9.90	3.23	0.33	0.13	2.63 [7]	230	40
08-31-2018	10.94	0.23 [7]	0.43	0.66	(0.26)	(0.67)	(0.93)	10.67	6.23	0.28	0.11	2.21 [7]	705	19
08-31-2017	10.65	0.24 [7]	0.83	1.07	(0.26)	(0.52)	(0.78)	10.94	10.76	0.24	0.11	2.31 [7]	155	35
08-31-2016	10.69	0.26 [7]	0.46	0.72	(0.26)	(0.50)	(0.76)	10.65	7.16	0.23	0.11	2.47 [7]	99	20
08-31-2015 [10]	11.07	0.06 [7]	(0.44)	(0.38)	—	—	—	10.69	(3.43) [8]	0.22 [9]	0.10 [9]	1.17 [7,9]	97	18 [11]
Class R1
02-29-2020 [6]	9.84	0.13 [7]	0.11	0.24	(0.20)	(0.67)	(0.87)	9.21	2.15 [8]	0.99 [9]	0.75 [9]	2.68 [7,9]	4,316	27
08-31-2019	10.60	0.19 [7]	(0.02)	0.17	(0.21)	(0.72)	(0.93)	9.84	2.62	0.95	0.75	1.93 [7]	4,724	40
08-31-2018	10.88	0.18 [7]	0.40	0.58	(0.19)	(0.67)	(0.86)	10.60	5.49	0.91	0.74	1.71 [7]	4,465	19
08-31-2017	10.59	0.17 [7]	0.83	1.00	(0.19)	(0.52)	(0.71)	10.88	10.09	0.90	0.75	1.57 [7]	4,253	35
08-31-2016	10.64	0.19 [7]	0.45	0.64	(0.19)	(0.50)	(0.69)	10.59	6.38	0.88	0.75	1.79 [7]	3,091	20
08-31-2015	11.64	0.19 [7]	(0.59)	(0.40)	(0.17)	(0.43)	(0.60)	10.64	(3.65)	0.93	0.74	1.66 [7]	3,098	18
Class R2
02-29-2020 [6]	9.84	0.14 [7]	0.12	0.26	(0.23)	(0.67)	(0.90)	9.20	2.29 [8]	0.74 [9]	0.50 [9]	2.94 [7,9]	989	27
08-31-2019	10.61	0.22 [7]	(0.04)	0.18	(0.23)	(0.72)	(0.95)	9.84	2.77	0.71	0.51	2.23 [7]	1,098	40
08-31-2018	10.89	0.20 [7]	0.41	0.61	(0.22)	(0.67)	(0.89)	10.61	5.74	0.67	0.51	1.86 [7]	1,440	19
08-31-2017	10.60	0.21 [7]	0.82	1.03	(0.22)	(0.52)	(0.74)	10.89	10.37	0.65	0.50	2.02 [7]	1,778	35
08-31-2016	10.65	0.18 [7]	0.49	0.67	(0.22)	(0.50)	(0.72)	10.60	6.66	0.62	0.50	1.84 [7]	1,370	20
08-31-2015	11.65	0.21 [7]	(0.59)	(0.38)	(0.19)	(0.43)	(0.62)	10.65	(3.40)	0.91	0.49	1.87 [7]	1,105	18
Class R3
02-29-2020 [6]	9.85	0.13 [7]	0.11	0.24	(0.21)	(0.67)	(0.88)	9.21	2.14 [8]	0.90 [9]	0.66 [9]	2.69 [7,9]	1,643	27
08-31-2019	10.61	0.19 [7]	(0.01)	0.18	(0.22)	(0.72)	(0.94)	9.85	2.70	0.86	0.66	1.97 [7]	1,967	40
08-31-2018	10.89	0.20 [7]	0.39	0.59	(0.20)	(0.67)	(0.87)	10.61	5.59	0.82	0.65	1.84 [7]	1,566	19
08-31-2017	10.61	0.22 [7]	0.78	1.00	(0.20)	(0.52)	(0.72)	10.89	10.09	0.80	0.65	2.10 [7]	2,259	35
08-31-2016	10.65	0.22 [7]	0.44	0.66	(0.20)	(0.50)	(0.70)	10.61	6.59	0.78	0.65	1.99 [7]	3,009	20
08-31-2015	11.66	0.20 [7]	(0.60)	(0.40)	(0.18)	(0.43)	(0.61)	10.65	(3.63)	0.83	0.65	1.81 [7]	3,419	18
Class R4
02-29-2020 [6]	9.85	0.15 [7]	0.11	0.26	(0.25)	(0.67)	(0.92)	9.19	2.32 [8]	0.59 [9]	0.25 [9]	3.14 [7,9]	217	27
08-31-2019	10.62	0.23 [7]	(0.02)	0.21	(0.26)	(0.72)	(0.98)	9.85	3.07	0.56	0.26	2.39 [7]	239	40
08-31-2018	10.89	0.27 [7]	0.37	0.64	(0.24)	(0.67)	(0.91)	10.62	6.11	0.52	0.25	2.51 [7]	211	19
08-31-2017	10.61	0.25 [7]	0.80	1.05	(0.25)	(0.52)	(0.77)	10.89	10.55	0.50	0.25	2.35 [7]	513	35
08-31-2016	10.66	0.27 [7]	0.43	0.70	(0.25)	(0.50)	(0.75)	10.61	6.94	0.48	0.25	2.52 [7]	870	20
08-31-2015	11.66	0.27 [7]	(0.62)	(0.35)	(0.22)	(0.43)	(0.65)	10.66	(3.15)	0.72	0.25	2.41 [7]	1,064	18
Class R5
02-29-2020 [6]	9.89	0.17 [7]	0.10	0.27	(0.27)	(0.67)	(0.94)	9.22	2.41 [8]	0.30 [9]	0.06 [9]	3.48 [7,9]	3,254	27
08-31-2019	10.66	0.27 [7]	(0.04)	0.23	(0.28)	(0.72)	(1.00)	9.89	3.29	0.27	0.06	2.71 [7]	3,778	40
08-31-2018	10.93	0.25 [7]	0.42	0.67	(0.27)	(0.67)	(0.94)	10.66	6.29	0.22	0.06	2.37 [7]	5,384	19
08-31-2017	10.64	0.25 [7]	0.83	1.08	(0.27)	(0.52)	(0.79)	10.93	10.84	0.20	0.05	2.40 [7]	4,687	35
08-31-2016	10.69	0.27 [7]	0.45	0.72	(0.27)	(0.50)	(0.77)	10.64	7.14	0.18	0.05	2.60 [7]	4,130	20
08-31-2015	11.70	0.26 [7]	(0.59)	(0.33)	(0.25)	(0.43)	(0.68)	10.69	(3.03)	0.23	0.05	2.35 [7]	4,494	18
Class R6
02-29-2020 [6]	9.87	0.17 [7]	0.11	0.28	(0.28)	(0.67)	(0.95)	9.20	2.47 [8]	0.25 [9]	— [9]	3.49 [7,9]	29,428	27
08-31-2019	10.65	0.26 [7]	(0.03)	0.23	(0.29)	(0.72)	(1.01)	9.87	3.28	0.21	—	2.67 [7]	28,384	40
08-31-2018	10.92	0.25 [7]	0.42	0.67	(0.27)	(0.67)	(0.94)	10.65	6.36	0.17	—	2.32 [7]	16,997	19
08-31-2017	10.63	0.24 [7]	0.84	1.08	(0.27)	(0.52)	(0.79)	10.92	10.92	0.15	—	2.31 [7]	10,285	35
08-31-2016	10.69	0.25 [7]	0.47	0.72	(0.28)	(0.50)	(0.78)	10.63	7.11	0.13	—	2.70 [7]	3,713	20
08-31-2015	11.69	0.28 [7]	(0.60)	(0.32)	(0.25)	(0.43)	(0.68)	10.69	(2.90)	0.32	—	2.52 [7]	2,285	18
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	61

Financial highlights continued
Multimanager 2020 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-29-2020 [6]	9.89	0.17 [7]	0.10	0.27	(0.27)	(0.67)	(0.94)	9.22	2.41 [8]	0.29 [9]	0.05 [9]	3.36 [7,9]	529,561	27
08-31-2019	10.66	0.27 [7]	(0.04)	0.23	(0.28)	(0.72)	(1.00)	9.89	3.32	0.25	0.05	2.69 [7]	590,329	40
08-31-2018	10.93	0.26 [7]	0.41	0.67	(0.27)	(0.67)	(0.94)	10.66	6.29	0.21	0.05	2.44 [7]	733,558	19
08-31-2017	10.64	0.26 [7]	0.82	1.08	(0.27)	(0.52)	(0.79)	10.93	10.84	0.18	0.05	2.50 [7]	821,058	35
08-31-2016	10.69	0.27 [7]	0.45	0.72	(0.27)	(0.50)	(0.77)	10.64	7.14	0.17	0.05	2.52 [7]	955,449	20
08-31-2015	11.70	0.27 [7]	(0.60)	(0.33)	(0.25)	(0.43)	(0.68)	10.69	(3.03)	0.15	0.05	2.39 [7]	1,032,205	18

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-29-20. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01, $0.02, $0.02, $0.02, $0.02 and $0.01 per share and 0.05%, 0.15%, 0.20%, 0.21%, 0.14% and 0.12% for periods ended 2-29-20, 8-31-19, 8-31-18, 8-31-17, 8-31-16 and 8-31-15, respectively.
[8] Not annualized.
[9] Annualized.
[10] The inception date for Class I shares is 3-27-15.
[11] Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
62	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2015 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-29-2020 [6]	9.12	0.14 [7]	0.07	0.21	(0.23)	(0.58)	(0.81)	8.52	2.09 [8]	0.72 [9]	0.42 [9]	3.04 [7,9]	92,025	30
08-31-2019	9.75	0.23 [7]	0.04	0.27	(0.26)	(0.64)	(0.90)	9.12	3.85	0.66	0.41	2.53 [7]	91,688	41
08-31-2018	10.13	0.22 [7]	0.23	0.45	(0.24)	(0.59)	(0.83)	9.75	4.54	0.60	0.41	2.22 [7]	98,847	17
08-31-2017	10.02	0.22 [7]	0.60	0.82	(0.24)	(0.47)	(0.71)	10.13	8.81	0.58	0.42	2.26 [7]	90,426	38
08-31-2016	10.25	0.22 [7]	0.41	0.63	(0.25)	(0.61)	(0.86)	10.02	6.63	0.56	0.43	2.32 [7]	73,985	19
08-31-2015	11.35	0.24 [7]	(0.58)	(0.34)	(0.23)	(0.53)	(0.76)	10.25	(3.13)	0.55	0.44	2.26 [7]	62,597	16
Class I
02-29-2020 [6]	9.13	0.15 [7]	0.07	0.22	(0.26)	(0.58)	(0.84)	8.51	2.17 [8]	0.42 [9]	0.12 [9]	3.38 [7,9]	772	30
08-31-2019	9.76	0.25 [7]	0.05	0.30	(0.29)	(0.64)	(0.93)	9.13	4.21	0.37	0.13	2.82 [7]	670	41
08-31-2018	10.14	0.24 [7]	0.24	0.48	(0.27)	(0.59)	(0.86)	9.76	4.85	0.31	0.11	2.49 [7]	610	17
08-31-2017	10.02	0.22 [7]	0.65	0.87	(0.28)	(0.47)	(0.75)	10.14	9.27	0.27	0.11	2.27 [7]	369	38
08-31-2016	10.25	0.27 [7]	0.39	0.66	(0.28)	(0.61)	(0.89)	10.02	6.98	0.25	0.11	2.74 [7]	95	19
08-31-2015 [10]	10.58	0.06 [7]	(0.39)	(0.33)	—	—	—	10.25	(3.12) [8]	0.23 [9]	0.10 [9]	1.40 [7,9]	97	16 [11]
Class R1
02-29-2020 [6]	9.08	0.12 [7]	0.07	0.19	(0.20)	(0.58)	(0.78)	8.49	1.89 [8]	1.06 [9]	0.76 [9]	2.68 [7,9]	1,544	30
08-31-2019	9.70	0.20 [7]	0.05	0.25	(0.23)	(0.64)	(0.87)	9.08	3.57	1.00	0.76	2.17 [7]	1,471	41
08-31-2018	10.09	0.19 [7]	0.22	0.41	(0.21)	(0.59)	(0.80)	9.70	4.10	0.94	0.74	1.92 [7]	1,487	17
08-31-2017	9.98	0.19 [7]	0.60	0.79	(0.21)	(0.47)	(0.68)	10.09	8.48	0.93	0.75	1.98 [7]	1,867	38
08-31-2016	10.21	0.20 [7]	0.40	0.60	(0.22)	(0.61)	(0.83)	9.98	6.29	0.90	0.75	2.05 [7]	2,200	19
08-31-2015	11.32	0.19 [7]	(0.57)	(0.38)	(0.20)	(0.53)	(0.73)	10.21	(3.48)	1.07	0.75	1.82 [7]	2,238	16
Class R2
02-29-2020 [6]	9.07	0.13 [7]	0.08	0.21	(0.23)	(0.58)	(0.81)	8.47	2.05 [8]	0.80 [9]	0.50 [9]	2.99 [7,9]	38	30
08-31-2019	9.69	0.23 [7]	0.04	0.27	(0.25)	(0.64)	(0.89)	9.07	3.87	0.73	0.49	2.53 [7]	33	41
08-31-2018	10.09	0.17 [7]	0.25	0.42	(0.23)	(0.59)	(0.82)	9.69	4.16	0.71	0.51	1.71 [7]	47	17
08-31-2017	9.98	0.19 [7]	0.63	0.82	(0.24)	(0.47)	(0.71)	10.09	8.88	0.66	0.50	1.94 [7]	584	38
08-31-2016	10.22	0.23 [7]	0.39	0.62	(0.25)	(0.61)	(0.86)	9.98	6.54	0.65	0.50	2.17 [7]	158	19
08-31-2015	11.33	0.25 [7]	(0.60)	(0.35)	(0.23)	(0.53)	(0.76)	10.22	(3.23)	1.81	0.50	2.33 [7]	143	16
Class R3
02-29-2020 [6]	9.08	0.13 [7]	0.07	0.20	(0.21)	(0.58)	(0.79)	8.49	2.00 [8]	0.94 [9]	0.65 [9]	2.88 [7,9]	1,070	30
08-31-2019	9.71	0.22 [7]	0.03	0.25	(0.24)	(0.64)	(0.88)	9.08	3.59	0.90	0.66	2.43 [7]	2,108	41
08-31-2018	10.10	0.19 [7]	0.23	0.42	(0.22)	(0.59)	(0.81)	9.71	4.20	0.86	0.66	1.93 [7]	2,556	17
08-31-2017	9.98	0.23 [7]	0.58	0.81	(0.22)	(0.47)	(0.69)	10.10	8.70	0.82	0.65	2.31 [7]	3,126	38
08-31-2016	10.21	0.23 [7]	0.38	0.61	(0.23)	(0.61)	(0.84)	9.98	6.40	0.80	0.65	2.25 [7]	5,620	19
08-31-2015	11.32	0.22 [7]	(0.59)	(0.37)	(0.21)	(0.53)	(0.74)	10.21	(3.38)	0.82	0.65	2.04 [7]	6,405	16
Class R4
02-29-2020 [6]	9.09	0.14 [7]	0.08	0.22	(0.25)	(0.58)	(0.83)	8.48	2.14 [8]	0.65 [9]	0.27 [9]	3.21 [7,9]	11	30
08-31-2019	9.72	0.25 [7]	0.04	0.29	(0.28)	(0.64)	(0.92)	9.09	4.06	0.61	0.26	2.74 [7]	11	41
08-31-2018	10.11	0.24 [7]	0.22	0.46	(0.26)	(0.59)	(0.85)	9.72	4.62	0.56	0.26	2.45 [7]	65	17
08-31-2017	10.00	0.25 [7]	0.59	0.84	(0.26)	(0.47)	(0.73)	10.11	9.04	0.52	0.25	2.54 [7]	95	38
08-31-2016	10.23	0.26 [7]	0.39	0.65	(0.27)	(0.61)	(0.88)	10.00	6.85	0.49	0.25	2.63 [7]	109	19
08-31-2015	11.34	0.26 [7]	(0.58)	(0.32)	(0.26)	(0.53)	(0.79)	10.23	(2.98)	1.51	0.25	2.43 [7]	182	16
Class R5
02-29-2020 [6]	9.12	0.16 [7]	0.07	0.23	(0.27)	(0.58)	(0.85)	8.50	2.24 [8]	0.36 [9]	0.06 [9]	3.51 [7,9]	289	30
08-31-2019	9.75	0.28 [7]	0.03	0.31	(0.30)	(0.64)	(0.94)	9.12	4.27	0.31	0.07	2.97 [7]	323	41
08-31-2018	10.14	0.26 [7]	0.22	0.48	(0.28)	(0.59)	(0.87)	9.75	4.81	0.26	0.06	2.66 [7]	1,206	17
08-31-2017	10.02	0.26 [7]	0.61	0.87	(0.28)	(0.47)	(0.75)	10.14	9.34	0.22	0.05	2.61 [7]	1,292	38
08-31-2016	10.26	0.30 [7]	0.36	0.66	(0.29)	(0.61)	(0.90)	10.02	6.96	0.20	0.05	2.78 [7]	1,442	19
08-31-2015	11.37	0.28 [7]	(0.58)	(0.30)	(0.28)	(0.53)	(0.81)	10.26	(2.77)	0.36	0.05	2.62 [7]	1,767	16
Class R6
02-29-2020 [6]	9.12	0.16 [7]	0.07	0.23	(0.27)	(0.58)	(0.85)	8.50	2.30 [8]	0.31 [9]	— [9]	3.50 [7,9]	11,123	30
08-31-2019	9.76	0.26 [7]	0.04	0.30	(0.30)	(0.64)	(0.94)	9.12	4.23	0.26	—	2.93 [7]	11,764	41
08-31-2018	10.14	0.24 [7]	0.25	0.49	(0.28)	(0.59)	(0.87)	9.76	4.96	0.21	—	2.49 [7]	7,076	17
08-31-2017	10.03	0.23 [7]	0.64	0.87	(0.29)	(0.47)	(0.76)	10.14	9.29	0.17	—	2.39 [7]	3,109	38
08-31-2016	10.26	0.26 [7]	0.41	0.67	(0.29)	(0.61)	(0.90)	10.03	7.11	0.15	—	3.10 [7]	830	19
08-31-2015	11.37	0.31 [7]	(0.60)	(0.29)	(0.29)	(0.53)	(0.82)	10.26	(2.72)	0.89	—	2.88 [7]	394	16
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	63

Financial highlights continued
Multimanager 2015 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-29-2020 [6]	9.12	0.15 [7]	0.08	0.23	(0.27)	(0.58)	(0.85)	8.50	2.25 [8]	0.34 [9]	0.05 [9]	3.37 [7,9]	164,528	30
08-31-2019	9.75	0.27 [7]	0.04	0.31	(0.30)	(0.64)	(0.94)	9.12	4.28	0.30	0.05	2.98 [7]	192,409	41
08-31-2018	10.14	0.26 [7]	0.22	0.48	(0.28)	(0.59)	(0.87)	9.75	4.81	0.24	0.05	2.62 [7]	253,242	17
08-31-2017	10.02	0.27 [7]	0.60	0.87	(0.28)	(0.47)	(0.75)	10.14	9.34	0.21	0.05	2.70 [7]	324,331	38
08-31-2016	10.26	0.29 [7]	0.37	0.66	(0.29)	(0.61)	(0.90)	10.02	6.96	0.18	0.05	2.79 [7]	410,447	19
08-31-2015	11.37	0.29 [7]	(0.59)	(0.30)	(0.28)	(0.53)	(0.81)	10.26	(2.77)	0.16	0.05	2.69 [7]	486,633	16

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-29-20. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.00, $0.02, $0.02, $0.02, $0.02 and $0.01 per share and 0.05%, 0.16%, 0.21%, 0.22%, 0.15% and 0.12% for the periods ended 2-29-20, 8-31-19, 8-31-18, 8-31-17, 8-31-16 and 8-31-15, respectively.
[8] Not annualized.
[9] Annualized.
[10] The inception date for Class I shares is 3-27-15.
[11] Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
64	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2010 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-29-2020 [6]	8.86	0.14 [7]	0.06	0.20	(0.24)	(0.42)	(0.66)	8.40	2.06 [8]	0.77 [9]	0.42 [9]	3.08 [7,9]	43,924	34
08-31-2019	9.25	0.23 [7]	0.11	0.34	(0.26)	(0.47)	(0.73)	8.86	4.50	0.70	0.41	2.68 [7]	45,444	48
08-31-2018	9.54	0.22 [7]	0.12	0.34	(0.23)	(0.40)	(0.63)	9.25	3.65	0.64	0.41	2.36 [7]	46,288	20
08-31-2017	9.49	0.22 [7]	0.46	0.68	(0.24)	(0.39)	(0.63)	9.54	7.71	0.61	0.42	2.38 [7]	47,800	39
08-31-2016	9.59	0.24 [7]	0.36	0.60	(0.26)	(0.44)	(0.70)	9.49	6.63	0.59	0.43	2.55 [7]	42,691	20
08-31-2015	10.57	0.25 [7]	(0.55)	(0.30)	(0.25)	(0.43)	(0.68)	9.59	(2.97)	0.57	0.44	2.50 [7]	41,187	16
Class I
02-29-2020 [6]	8.87	0.15 [7]	0.05	0.20	(0.26)	(0.42)	(0.68)	8.39	2.12 [8]	0.47 [9]	0.12 [9]	3.35 [7,9]	237	34
08-31-2019	9.25	0.27 [7]	0.11	0.38	(0.29)	(0.47)	(0.76)	8.87	4.98	0.42	0.13	3.03 [7]	133	48
08-31-2018	9.55	0.24 [7]	0.12	0.36	(0.26)	(0.40)	(0.66)	9.25	3.84	0.35	0.11	2.57 [7]	158	20
08-31-2017	9.49	0.23 [7]	0.49	0.72	(0.27)	(0.39)	(0.66)	9.55	8.17	0.30	0.11	2.51 [7]	202	39
08-31-2016	9.60	0.27 [7]	0.35	0.62	(0.29)	(0.44)	(0.73)	9.49	6.87	0.27	0.11	2.91 [7]	96	20
08-31-2015 [10]	9.88	0.07 [7]	(0.35)	(0.28)	—	—	—	9.60	(2.83) [8]	0.26 [9]	0.11 [9]	1.61 [7,9]	97	16 [11]
Class R1
02-29-2020 [6]	8.82	0.13 [7]	0.06	0.19	(0.22)	(0.42)	(0.64)	8.37	1.99 [8]	0.97 [9]	0.63 [9]	2.88 [7,9]	301	34
08-31-2019	9.20	0.24 [7]	0.09	0.33	(0.24)	(0.47)	(0.71)	8.82	4.37	0.94	0.65	2.74 [7]	300	48
08-31-2018	9.50	0.19 [7]	0.12	0.31	(0.21)	(0.40)	(0.61)	9.20	3.25	0.89	0.65	2.09 [7]	528	20
08-31-2017	9.44	0.18 [7]	0.49	0.67	(0.22)	(0.39)	(0.61)	9.50	7.53	0.89	0.70	1.93 [7]	653	39
08-31-2016	9.55	0.21 [7]	0.35	0.56	(0.23)	(0.44)	(0.67)	9.44	6.20	0.88	0.71	2.26 [7]	486	20
08-31-2015	10.53	0.22 [7]	(0.55)	(0.33)	(0.22)	(0.43)	(0.65)	9.55	(3.24)	1.39	0.75	2.17 [7]	531	16
Class R2
02-29-2020 [6]	8.85	0.13 [7]	0.06	0.19	(0.23)	(0.42)	(0.65)	8.39	1.99 [8]	0.84 [9]	0.49 [9]	3.01 [7,9]	462	34
08-31-2019	9.23	0.22 [7]	0.12	0.34	(0.25)	(0.47)	(0.72)	8.85	4.51	0.80	0.51	2.57 [7]	491	48
08-31-2018	9.53	0.21 [7]	0.11	0.32	(0.22)	(0.40)	(0.62)	9.23	3.45	0.75	0.51	2.21 [7]	452	20
08-31-2017	9.47	0.16 [7]	0.53	0.69	(0.24)	(0.39)	(0.63)	9.53	7.75	0.67	0.48	1.71 [7]	522	39
08-31-2016	9.59	0.59 [7]	(0.02)	0.57	(0.25)	(0.44)	(0.69)	9.47	6.33	0.71	0.50	4.18 [7]	70	20
08-31-2015	10.57	0.25 [7]	(0.55)	(0.30)	(0.25)	(0.43)	(0.68)	9.59	(2.97)	1.22	0.50	2.49 [7]	561	16
Class R3
02-29-2020 [6]	8.82	0.13 [7]	0.06	0.19	(0.22)	(0.42)	(0.64)	8.37	1.97 [8]	1.00 [9]	0.65 [9]	2.89 [7,9]	119	34
08-31-2019	9.21	0.22 [7]	0.09	0.31	(0.23)	(0.47)	(0.70)	8.82	4.23	0.95	0.66	2.56 [7]	120	48
08-31-2018	9.51	0.19 [7]	0.12	0.31	(0.21)	(0.40)	(0.61)	9.21	3.30	0.90	0.66	2.03 [7]	151	20
08-31-2017	9.45	0.22 [7]	0.45	0.67	(0.22)	(0.39)	(0.61)	9.51	7.60	0.85	0.65	2.36 [7]	254	39
08-31-2016	9.56	0.32 [7]	0.25	0.57	(0.24)	(0.44)	(0.68)	9.45	6.30	0.83	0.65	3.01 [7]	598	20
08-31-2015	10.55	0.23 [7]	(0.56)	(0.33)	(0.23)	(0.43)	(0.66)	9.56	(3.23)	1.01	0.65	2.27 [7]	1,183	16
Class R4
02-29-2020 [6]	8.86	0.14 [7]	0.06	0.20	(0.25)	(0.42)	(0.67)	8.39	2.12 [8]	0.71 [9]	0.26 [9]	3.17 [7,9]	47	34
08-31-2019	9.24	0.24 [7]	0.12	0.36	(0.27)	(0.47)	(0.74)	8.86	4.79	0.65	0.26	2.78 [7]	89	48
08-31-2018	9.54	0.25 [7]	0.10	0.35	(0.25)	(0.40)	(0.65)	9.24	3.70	0.57	0.23	2.67 [7]	73	20
08-31-2017	9.48	0.25 [7]	0.46	0.71	(0.26)	(0.39)	(0.65)	9.54	8.03	0.56	0.25	2.71 [7]	247	39
08-31-2016	9.59	0.24 [7]	0.37	0.61	(0.28)	(0.44)	(0.72)	9.48	6.73	0.53	0.25	2.65 [7]	980	20
08-31-2015	10.58	0.25 [7]	(0.54)	(0.29)	(0.27)	(0.43)	(0.70)	9.59	(2.82)	0.85	0.24	2.47 [7]	879	16
Class R5
02-29-2020 [6]	8.87	0.16 [7]	0.05	0.21	(0.27)	(0.42)	(0.69)	8.39	2.20 [8]	0.41 [9]	0.06 [9]	3.63 [7,9]	23	34
08-31-2019	9.25	0.28 [7]	0.10	0.38	(0.29)	(0.47)	(0.76)	8.87	5.03	0.35	0.06	3.21 [7]	34	48
08-31-2018	9.55	0.31 [7]	0.06	0.37	(0.27)	(0.40)	(0.67)	9.25	3.90	0.30	0.05	3.20 [7]	43	20
08-31-2017	9.50	0.25 [7]	0.47	0.72	(0.28)	(0.39)	(0.67)	9.55	8.13	0.25	0.05	2.74 [7]	364	39
08-31-2016	9.61	0.30 [7]	0.33	0.63	(0.30)	(0.44)	(0.74)	9.50	6.95	0.23	0.05	3.07 [7]	266	20
08-31-2015	10.59	0.30 [7]	(0.56)	(0.26)	(0.29)	(0.43)	(0.72)	9.61	(2.52)	1.20	0.04	2.95 [7]	233	16
Class R6
02-29-2020 [6]	8.88	0.15 [7]	0.05	0.20	(0.27)	(0.42)	(0.69)	8.39	2.13 [8]	0.36 [9]	— [9]	3.49 [7,9]	7,767	34
08-31-2019	9.26	0.26 [7]	0.13	0.39	(0.30)	(0.47)	(0.77)	8.88	5.09	0.30	—	2.97 [7]	8,356	48
08-31-2018	9.56	0.25 [7]	0.12	0.37	(0.27)	(0.40)	(0.67)	9.26	3.95	0.25	—	2.69 [7]	3,754	20
08-31-2017	9.50	0.22 [7]	0.51	0.73	(0.28)	(0.39)	(0.67)	9.56	8.29	0.20	—	2.40 [7]	2,044	39
08-31-2016	9.61	0.62 [7]	0.01	0.63	(0.30)	(0.44)	(0.74)	9.50	7.01	0.18	—	4.33 [7]	67	20
08-31-2015	10.60	0.31 [7]	(0.57)	(0.26)	(0.30)	(0.43)	(0.73)	9.61	(2.56)	1.04	—	3.06 [7]	171	16
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	65

Financial highlights continued
Multimanager 2010 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-29-2020 [6]	8.87	0.15 [7]	0.06	0.21	(0.27)	(0.42)	(0.69)	8.39	2.20 [8]	0.40 [9]	0.05 [9]	3.41 [7,9]	123,909	34
08-31-2019	9.26	0.27 [7]	0.10	0.37	(0.29)	(0.47)	(0.76)	8.87	4.92	0.34	0.05	3.07 [7]	134,078	48
08-31-2018	9.56	0.25 [7]	0.12	0.37	(0.27)	(0.40)	(0.67)	9.26	3.90	0.29	0.05	2.72 [7]	161,261	20
08-31-2017	9.50	0.26 [7]	0.47	0.73	(0.28)	(0.39)	(0.67)	9.56	8.24	0.24	0.05	2.83 [7]	193,321	39
08-31-2016	9.61	0.29 [7]	0.34	0.63	(0.30)	(0.44)	(0.74)	9.50	6.95	0.21	0.05	2.96 [7]	233,197	20
08-31-2015	10.60	0.30 [7]	(0.57)	(0.27)	(0.29)	(0.43)	(0.72)	9.61	(2.61)	0.17	0.05	2.96 [7]	268,891	16

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-29-20. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.00, $0.02, $0.02, $0.02, $0.02 and $0.01 per share and 0.05%, 0.17%, 0.23%, 0.24%, 0.17% and 0.14% for the periods ended 2-29-20, 8-31-19, 8-31-18, 8-31-17, 8-31-16 and 8-31-15, respectively.
[8] Not annualized.
[9] Annualized.
[10] The inception date for Class I shares is 3-27-15.
[11] Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
66	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (collectively, Multimanager Lifetime Portfolios, or the portfolios and individually, the portfolio), eleven of which are presented in this report. The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objective of each portfolio is to seek high total return through the portfolio’s target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds' shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and other open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of February 29, 2020, by major security category or type:
	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2060 Lifetime Portfolio
Investments in securities:
Assets
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	67

	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2060 Lifetime Portfolio (continued)
Affiliated investment companies	$93,698,737	$93,698,737	—	—
Unaffiliated investment companies	4,028,360	4,028,360	—	—
Common stocks	1,678	—	—	$1,678
U.S. Government and Agency obligations	2,554,643	—	$2,554,643	—
Short-term investments	128,400	128,400	—	—
Total investments in securities	$100,411,818	$97,855,497	$2,554,643	$1,678

Multimanager 2055 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$205,185,287	$205,185,287	—	—
Unaffiliated investment companies	8,751,263	8,751,263	—	—
Common stocks	4,763	—	—	$4,763
U.S. Government and Agency obligations	5,732,858	—	$5,732,858	—
Short-term investments	289,567	289,567	—	—
Total investments in securities	$219,963,738	$214,226,117	$5,732,858	$4,763

Multimanager 2050 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$379,628,059	$379,628,059	—	—
Unaffiliated investment companies	16,222,835	16,222,835	—	—
Common stocks	9,656	—	—	$9,656
U.S. Government and Agency obligations	10,682,084	—	$10,682,084	—
Short-term investments	500,220	500,220	—	—
Total investments in securities	$407,042,854	$396,351,114	$10,682,084	$9,656

Multimanager 2045 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$667,693,593	$667,693,593	—	—
Unaffiliated investment companies	28,423,317	28,423,317	—	—
Common stocks	17,903	—	—	$17,903
U.S. Government and Agency obligations	18,956,407	—	$18,956,407	—
Short-term investments	1,205,831	1,205,831	—	—
Total investments in securities	$716,297,051	$697,322,741	$18,956,407	$17,903

Multimanager 2040 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$732,103,906	$732,103,906	—	—
Unaffiliated investment companies	34,057,500	34,057,500	—	—
Common stocks	19,668	—	—	$19,668
U.S. Government and Agency obligations	33,101,758	—	$33,101,758	—
Short-term investments	1,204,510	1,204,510	—	—
Total investments in securities	$800,487,342	$767,365,916	$33,101,758	$19,668

Multimanager 2035 Lifetime Portfolio
Investments in securities:
Assets
68	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2035 Lifetime Portfolio (continued)
Affiliated investment companies	$902,530,750	$902,530,750	—	—
Unaffiliated investment companies	38,666,530	38,666,530	—	—
Common stocks	20,892	—	—	$20,892
U.S. Government and Agency obligations	53,716,878	—	$53,716,878	—
Short-term investments	1,360,725	1,360,725	—	—
Total investments in securities	$996,295,775	$942,558,005	$53,716,878	$20,892

Multimanager 2030 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,054,550,014	$1,054,550,014	—	—
Unaffiliated investment companies	39,254,660	39,254,660	—	—
Common stocks	23,478	—	—	$23,478
U.S. Government and Agency obligations	77,961,196	—	$77,961,196	—
Short-term investments	1,728,453	1,728,453	—	—
Total investments in securities	$1,173,517,801	$1,095,533,127	$77,961,196	$23,478

Multimanager 2025 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,037,448,657	$1,037,448,657	—	—
Unaffiliated investment companies	33,080,717	33,080,717	—	—
Common stocks	16,986	—	—	$16,986
U.S. Government and Agency obligations	93,088,552	—	$93,088,552	—
Short-term investments	1,703,783	1,703,783	—	—
Total investments in securities	$1,165,338,695	$1,072,233,157	$93,088,552	$16,986

Multimanager 2020 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$668,779,553	$668,779,553	—	—
Unaffiliated investment companies	15,974,493	15,974,493	—	—
Common stocks	7,884	—	—	$7,884
U.S. Government and Agency obligations	62,185,614	—	$62,185,614	—
Short-term investments	1,258,855	1,258,855	—	—
Total investments in securities	$748,206,399	$686,012,901	$62,185,614	$7,884

Multimanager 2015 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$243,419,635	$243,419,635	—	—
Unaffiliated investment companies	4,843,918	4,843,918	—	—
Common stocks	2,346	—	—	$2,346
U.S. Government and Agency obligations	22,695,958	—	$22,695,958	—
Short-term investments	374,168	374,168	—	—
Total investments in securities	$271,336,025	$248,637,721	$22,695,958	$2,346

Multimanager 2010 Lifetime Portfolio
Investments in securities:
Assets
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	69

	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2010 Lifetime Portfolio (continued)
Affiliated investment companies	$159,468,600	$159,468,600	—	—
Unaffiliated investment companies	2,564,956	2,564,956	—	—
Common stocks	1,125	—	—	$1,125
U.S. Government and Agency obligations	14,470,678	—	$14,470,678	—
Short-term investments	227,081	227,081	—	—
Total investments in securities	$176,732,440	$162,260,637	$14,470,678	$1,125
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Income and capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolio may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities also have the risk that the portfolio may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended February 29, 2020, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended February 29, 2020 were as follows:
Portfolio	Commitment fee
Multimanager 2060 Lifetime Portfolio	$1,117
Multimanager 2055 Lifetime Portfolio	1,263
Multimanager 2050 Lifetime Portfolio	1,502
Multimanager 2045 Lifetime Portfolio	1,904
Multimanager 2040 Lifetime Portfolio	2,002
Multimanager 2035 Lifetime Portfolio	2,233
Multimanager 2030 Lifetime Portfolio	2,466
Multimanager 2025 Lifetime Portfolio	2,497
Multimanager 2020 Lifetime Portfolio	2,020
Multimanager 2015 Lifetime Portfolio	1,389
Multimanager 2010 Lifetime Portfolio	1,258
70	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2019, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on February 29, 2020, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multimanager 2060 Lifetime Portfolio	$107,418,530	$595,891	$(7,602,603)	$(7,006,712)
Multimanager 2055 Lifetime Portfolio	234,909,927	2,718,806	(17,664,995)	(14,946,189)
Multimanager 2050 Lifetime Portfolio	422,152,447	7,574,218	(22,683,811)	(15,109,593)
Multimanager 2045 Lifetime Portfolio	677,223,616	47,999,948	(8,926,513)	39,073,435
Multimanager 2040 Lifetime Portfolio	756,670,725	54,328,179	(10,511,562)	43,816,617
Multimanager 2035 Lifetime Portfolio	940,620,309	68,137,467	(12,462,001)	55,675,466
Multimanager 2030 Lifetime Portfolio	1,100,619,612	86,394,332	(13,496,143)	72,898,189
Multimanager 2025 Lifetime Portfolio	1,099,725,477	80,046,656	(14,433,438)	65,613,218
Multimanager 2020 Lifetime Portfolio	712,110,405	45,138,115	(9,042,121)	36,095,994
Multimanager 2015 Lifetime Portfolio	259,590,241	14,960,469	(3,214,685)	11,745,784
Multimanager 2010 Lifetime Portfolio	171,808,250	6,884,074	(1,959,884)	4,924,190
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. The final determination of tax characteristics of the portfolio's distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of MFC and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	71

The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.060%	0.050%
Other assets	0.510%	0.500%
Expense reimbursements. The Advisor has contractually agreed to reduce its management fees or if, necessary make payment to the portfolio in an amount by which certain expenses including underlying fund expenses (acquired fund fees), exceed the amount indicated below of the respective portfolio’s average net assets. This expense limitation agreement expires on December 31, 2020, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Portfolio	Expense limitation as a percentage of average net assets
Multimanager 2060 Lifetime Portfolio	0.58%
Multimanager 2055 Lifetime Portfolio	0.59%
Multimanager 2050 Lifetime Portfolio	0.60%
Multimanager 2045 Lifetime Portfolio	0.58%
Multimanager 2040 Lifetime Portfolio	0.58%
Multimanager 2035 Lifetime Portfolio	0.59%
Portfolio	Expense limitation as a percentage of average net assets
Multimanager 2030 Lifetime Portfolio	0.57%
Multimanager 2025 Lifetime Portfolio	0.56%
Multimanager 2020 Lifetime Portfolio	0.54%
Multimanager 2015 Lifetime Portfolio	0.52%
Multimanager 2010 Lifetime Portfolio	0.50%

Payments under this arrangement are intended to reimburse the portfolios for a portion of the indirect net expenses associated with the portfolios’ investments in underlying funds. Amounts received in excess of portfolio level operating expenses are included as Other income received from advisor in the Statements of operations.
The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of each portfolio to the extent they exceed 0.00% of average net assets attributable to Class R6 shares. The current expense limitation agreement expires on December 31, 2020, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Additionally, the Advisor has voluntarily agreed to waive its management fee for each portfolio so that the aggregate management fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the portfolio’s first $7.5 billion of average daily net assets and 0.50% of the portfolio’s average daily net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.
For the six months ended February 29, 2020, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Total
Multimanager 2060 Lifetime Portfolio	$5,575	$98	$103	$215	$387	$121	$366	$4,123	$184,808	$195,796
Multimanager 2055 Lifetime Portfolio	21,826	81	83	908	185	61	165	9,612	270,308	303,229
Multimanager 2050 Lifetime Portfolio	66,019	68	1,682	1,361	1,210	986	44	20,158	377,136	468,664
Multimanager 2045 Lifetime Portfolio	112,298	207	1,671	2,706	1,087	151	1,587	32,094	604,040	755,841
Multimanager 2040 Lifetime Portfolio	138,423	337	2,631	1,037	1,302	243	217	32,722	663,574	840,486
Multimanager 2035 Lifetime Portfolio	158,625	7	4,231	2,502	2,130	97	346	36,739	833,937	1,038,614
Multimanager 2030 Lifetime Portfolio	198,389	879	3,842	2,926	1,710	520	1,070	45,450	990,189	1,244,975
Multimanager 2025 Lifetime Portfolio	202,336	1,508	4,054	4,931	2,862	789	1,471	45,357	1,043,955	1,307,263
Multimanager 2020 Lifetime Portfolio	212,787	198	5,618	1,219	2,200	262	4,420	36,009	686,505	949,218
Multimanager 2015 Lifetime Portfolio	138,087	1,150	2,239	52	3,367	16	479	17,980	266,185	429,555
Multimanager 2010 Lifetime Portfolio	79,377	378	531	799	213	92	55	14,101	223,000	318,546
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2020, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Multimanager 2060 Lifetime Portfolio	0.00%
Portfolio	Net Annual Effective Rate
Multimanager 2055 Lifetime Portfolio	0.00%

72	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Portfolio	Net Annual Effective Rate
Multimanager 2050 Lifetime Portfolio	0.00%
Multimanager 2045 Lifetime Portfolio	0.00%
Multimanager 2040 Lifetime Portfolio	0.00%
Multimanager 2035 Lifetime Portfolio	0.00%
Multimanager 2030 Lifetime Portfolio	0.00%
Portfolio	Net Annual Effective Rate
Multimanager 2025 Lifetime Portfolio	0.00%
Multimanager 2020 Lifetime Portfolio	0.00%
Multimanager 2015 Lifetime Portfolio	0.00%
Multimanager 2010 Lifetime Portfolio	0.00%
Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2020 amounted to an annual rate of 0.02% of the portfolios' average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for certain classes as detailed below, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—
The portfolios' Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2020, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the six months ended February 29, 2020:
Portfolio	Class R4
Multimanager 2060 Lifetime Portfolio	$30
Multimanager 2055 Lifetime Portfolio	23
Multimanager 2050 Lifetime Portfolio	449
Multimanager 2045 Lifetime Portfolio	77
Multimanager 2040 Lifetime Portfolio	122
Multimanager 2035 Lifetime Portfolio	48
Portfolio	Class R4
Multimanager 2030 Lifetime Portfolio	$253
Multimanager 2025 Lifetime Portfolio	368
Multimanager 2020 Lifetime Portfolio	110
Multimanager 2015 Lifetime Portfolio	5
Multimanager 2010 Lifetime Portfolio	27

Sales charges. Class A shares are assessed up-front sales charges of up to 5.00% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the six months ended February 29, 2020:
	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio	Multimanager 2050 Lifetime Portfolio	Multimanager 2045 Lifetime Portfolio	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio	Multimanager 2030 Lifetime Portfolio	Multimanager 2025 Lifetime Portfolio	Multimanager 2020 Lifetime Portfolio	Multimanager 2015 Lifetime Portfolio	Multimanager 2010 Lifetime Portfolio
Total sales charges	$2,227	$2,058	$12,690	$13,840	$3,692	$11,522	$13,493	$8,503	$4,695	$2,252	$746
Retained for printing prospectus, advertising and sales literature	357	328	1,937	1,970	262	1,773	1,826	1,211	663	301	91
Sales commission to unrelated broker-dealers	1,870	1,730	10,753	11,870	3,430	9,749	11,667	7,292	4,032	1,951	655
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2020, CDSCs received by the Distributor for Class A shares were as follows:
Portfolio	Class A
Multimanager 2050 Lifetime Portfolio	$ 92
Multimanager 2035 Lifetime Portfolio	28
Multimanager 2030 Lifetime Portfolio	20
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	73

Portfolio	Class A
Multimanager 2025 Lifetime Portfolio	$5
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 29, 2020 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager 2060 Lifetime Portfolio	Class A	$4,115	$1,683
	Class I	—	30
	Class R1	127	3
	Class R2	194	7
	Class R3	578	13
	Class R4	75	4
	Class R5	45	12
	Class R6	—	129
	Class 1	22,817	—
	Total	$27,951	$1,881
Multimanager 2055 Lifetime Portfolio	Class A	$24,099	$9,870
	Class I	—	37
	Class R1	147	4
	Class R2	1,636	44
	Class R3	440	9
	Class R4	57	3
	Class R5	30	8
	Class R6	—	442
	Class 1	49,901	—
	Total	$76,310	$10,417
Multimanager 2050 Lifetime Portfolio	Class A	$90,064	$36,913
	Class I	—	38
	Class R1	5,705	100
	Class R2	2,998	82
	Class R3	3,532	73
	Class R4	1,551	59
	Class R5	9	3
	Class R6	—	1,136
	Class 1	85,898	—
	Total	$189,757	$38,404
Multimanager 2045 Lifetime Portfolio	Class A	$169,588	$69,519
	Class I	—	128
	Class R1	6,037	110
	Class R2	6,755	179
	Class R3	3,496	72
	Class R4	264	10
	Class R5	387	105
	Class R6	—	1,994
	Class 1	152,450	—
	Total	$338,977	$72,117
74	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager 2040 Lifetime Portfolio	Class A	$208,473	$85,443
	Class I	—	210
	Class R1	9,649	173
	Class R2	2,486	69
	Class R3	4,129	86
	Class R4	427	16
	Class R5	54	14
	Class R6	—	2,024
	Class 1	167,157	—
	Total	$392,375	$88,035
Multimanager 2035 Lifetime Portfolio	Class A	$237,998	$97,563
	Class I	—	3
	Class R1	15,734	278
	Class R2	6,199	164
	Class R3	6,915	140
	Class R4	169	7
	Class R5	86	22
	Class R6	—	2,258
	Class 1	209,291	—
	Total	$476,392	$100,435
Multimanager 2030 Lifetime Portfolio	Class A	$290,744	$119,194
	Class I	—	530
	Class R1	13,678	246
	Class R2	6,752	188
	Class R3	5,303	110
	Class R4	848	33
	Class R5	262	69
	Class R6	—	2,733
	Class 1	242,564	—
	Total	$560,151	$123,103
Multimanager 2025 Lifetime Portfolio	Class A	$283,250	$116,144
	Class I	—	867
	Class R1	13,727	249
	Class R2	10,785	299
	Class R3	8,644	176
	Class R4	1,289	49
	Class R5	344	91
	Class R6	—	2,614
	Class 1	244,322	—
	Total	$562,361	$120,489
Multimanager 2020 Lifetime Portfolio	Class A	$265,550	$108,898
	Class I	—	105
	Class R1	17,310	309
	Class R2	2,504	67
	Class R3	5,955	121
	Class R4	373	15
	Class R5	926	245
	Class R6	—	1,875
	Class 1	143,518	—
	Total	$436,136	$111,635
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	75

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager 2015 Lifetime Portfolio	Class A	$139,874	$57,365
	Class I	—	476
	Class R1	5,664	99
	Class R2	87	2
	Class R3	7,279	151
	Class R4	19	1
	Class R5	81	22
	Class R6	—	769
	Class 1	45,238	—
	Total	$198,242	$58,885
Multimanager 2010 Lifetime Portfolio	Class A	$68,556	$28,121
	Class I	—	132
	Class R1	937	20
	Class R2	1,106	30
	Class R3	394	8
	Class R4	93	4
	Class R5	8	2
	Class R6	—	515
	Class 1	32,210	—
	Total	$103,304	$28,832
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios' shares for the six months ended February 29, 2020 and for the year ended August 31, 2019 were as follows:
Multimanager 2060 Lifetime Portfolio	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	188,767	$2,323,456	119,100	$1,406,304
Distributions reinvested	13,812	170,164	8,997	93,564
Repurchased	(92,115)	(1,124,069)	(64,247)	(768,735)
Net increase	110,464	$1,369,551	63,850	$731,133
Class I shares
Sold	28	$349	—	—
Distributions reinvested	2	22	—	—
Net increase	30	$371	—	—
Class R1 shares
Sold	1,615	$19,612	—	—
Repurchased	(225)	(2,834)	—	—
Net increase	1,390	$16,778	—	—
Class R2 shares
Sold	1,108	$13,666	2,222	$26,367
Distributions reinvested	297	3,653	150	1,557
Repurchased	(38)	(479)	—	—
Net increase	1,367	$16,840	2,372	$27,924
Class R3 shares
Sold	6,285	$77,645	9,050	$105,788
Distributions reinvested	710	8,752	—	—
Repurchased	(1,762)	(22,365)	(66)	(787)
Net increase	5,233	$64,032	8,984	$105,001
76	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multimanager 2060 Lifetime Portfolio (continued)	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	621	$7,946	361	$4,195
Distributions reinvested	75	929	33	341
Repurchased	(5)	(64)	(80)	(973)
Net increase	691	$8,811	314	$3,563
Class R5 shares
Sold	4,007	$50,647	9,057	$106,321
Distributions reinvested	1,070	13,186	795	8,273
Repurchased	(5,072)	(63,294)	(4,825)	(58,114)
Net increase	5	$539	5,027	$56,480
Class R6 shares
Sold	83,893	$1,044,264	123,304	$1,468,395
Distributions reinvested	10,335	127,425	10,839	112,831
Repurchased	(23,127)	(283,040)	(107,253)	(1,293,315)
Net increase	71,101	$888,649	26,890	$287,911
Class 1 shares
Sold	1,548,916	$19,132,260	2,927,687	$34,726,479
Distributions reinvested	479,614	5,913,640	355,880	3,704,710
Repurchased	(423,169)	(5,266,984)	(572,236)	(6,676,867)
Net increase	1,605,361	$19,778,916	2,711,331	$31,754,322
Total net increase	1,795,642	$22,144,487	2,818,768	$32,966,334

Multimanager 2055 Lifetime Portfolio	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	583,343	$6,513,840	514,863	$5,609,469
Distributions reinvested	121,085	1,331,932	108,112	1,025,985
Repurchased	(300,194)	(3,344,125)	(282,478)	(3,082,289)
Net increase	404,234	$4,501,647	340,497	$3,553,165
Class I shares
Sold	217	$2,434	723	$7,919
Distributions reinvested	113	1,239	66	622
Repurchased	(10)	(120)	(11)	(120)
Net increase	320	$3,553	778	$8,421
Class R1 shares
Sold	8,509	$92,106	—	—
Repurchased	(9)	(97)	—	—
Net increase	8,500	$92,009	—	—
Class R2 shares
Sold	7,002	$78,212	20,049	$214,974
Distributions reinvested	4,897	53,863	4,051	38,445
Repurchased	(765)	(8,780)	(4,227)	(47,001)
Net increase	11,134	$123,295	19,873	$206,418
Class R3 shares
Sold	5,395	$60,278	13,825	$150,428
Distributions reinvested	1,019	11,204	2,440	23,131
Repurchased	(1,540)	(17,492)	(23,829)	(242,869)
Net increase (decrease)	4,874	$53,990	(7,564)	$(69,310)
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	77

Multimanager 2055 Lifetime Portfolio (continued)	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class R4 shares
Distributions reinvested	—	—	7	$69
Repurchased	—	—	(71)	(772)
Net decrease	—	—	(64)	$(703)
Class R5 shares
Sold	5,146	$57,989	9,333	$105,485
Distributions reinvested	974	10,728	857	8,133
Repurchased	(1,038)	(11,619)	(19,423)	(230,648)
Net increase (decrease)	5,082	$57,098	(9,233)	$(117,030)
Class R6 shares
Sold	240,788	$2,678,431	385,855	$4,259,178
Distributions reinvested	52,497	577,988	46,456	440,864
Repurchased	(60,883)	(679,323)	(199,782)	(2,200,630)
Net increase	232,402	$2,577,096	232,529	$2,499,412
Class 1 shares
Sold	1,712,573	$19,035,730	3,316,586	$36,122,116
Distributions reinvested	1,521,984	16,757,049	1,641,157	15,574,577
Repurchased	(1,213,859)	(13,597,420)	(1,747,642)	(18,890,980)
Net increase	2,020,698	$22,195,359	3,210,101	$32,805,713
Total net increase	2,687,244	$29,604,047	3,786,917	$38,886,086

Multimanager 2050 Lifetime Portfolio	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	954,375	$11,494,790	1,025,122	$12,041,248
Distributions reinvested	454,042	5,334,995	507,296	5,179,489
Repurchased	(554,463)	(6,621,141)	(875,496)	(10,345,828)
Net increase	853,954	$10,208,644	656,922	$6,874,909
Class I shares
Sold	396	$4,742	8,632	$105,738
Distributions reinvested	137	1,615	113	1,151
Repurchased	—	—	(8,495)	(100,081)
Net increase	533	$6,357	250	$6,808
Class R1 shares
Sold	42,291	$494,245	38,648	$457,041
Distributions reinvested	7,094	83,281	8,539	87,097
Repurchased	(21,026)	(251,221)	(32,008)	(370,123)
Net increase	28,359	$326,305	15,179	$174,015
Class R2 shares
Sold	13,082	$155,717	58,672	$682,998
Distributions reinvested	8,305	97,669	9,011	91,997
Repurchased	(24,329)	(298,691)	(34,172)	(406,030)
Net increase (decrease)	(2,942)	$(45,305)	33,511	$368,965
Class R3 shares
Sold	10,888	$130,073	55,665	$658,219
Distributions reinvested	8,065	94,678	11,794	120,299
Repurchased	(2,495)	(29,683)	(69,753)	(785,212)
Net increase (decrease)	16,458	$195,068	(2,294)	$(6,694)
78	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multimanager 2050 Lifetime Portfolio (continued)	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	14,208	$172,693	18,147	$221,014
Distributions reinvested	7,156	84,086	7,889	80,472
Repurchased	(6,894)	(81,872)	(9,477)	(110,656)
Net increase	14,470	$174,907	16,559	$190,830
Class R5 shares
Sold	719	$8,635	2,406	$29,773
Distributions reinvested	315	3,709	664	6,775
Repurchased	(16)	(190)	(20,945)	(270,621)
Net increase (decrease)	1,018	$12,154	(17,875)	$(234,073)
Class R6 shares
Sold	400,649	$4,805,378	991,554	$11,835,007
Distributions reinvested	134,377	1,580,269	163,942	1,673,850
Repurchased	(176,929)	(2,114,499)	(473,700)	(5,559,250)
Net increase	358,097	$4,271,148	681,796	$7,949,607
Class 1 shares
Sold	1,540,876	$18,369,845	3,179,153	$37,441,695
Distributions reinvested	2,642,487	31,049,227	3,272,044	33,374,846
Repurchased	(2,411,690)	(28,984,608)	(3,759,690)	(44,318,312)
Net increase	1,771,673	$20,434,464	2,691,507	$26,498,229
Total net increase	3,041,620	$35,583,742	4,075,555	$41,822,596

Multimanager 2045 Lifetime Portfolio	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,417,665	$15,438,927	1,429,107	$15,433,890
Distributions reinvested	1,170,669	12,338,856	1,201,654	11,271,334
Repurchased	(906,325)	(9,781,340)	(1,631,155)	(17,774,281)
Net increase	1,682,009	$17,996,443	999,606	$8,930,943
Class I shares
Sold	3,589	$38,339	20,098	$216,750
Distributions reinvested	1,605	16,995	386	3,636
Repurchased	(1,809)	(20,452)	(8,553)	(91,466)
Net increase	3,385	$34,882	11,931	$128,920
Class R1 shares
Sold	42,188	$444,789	41,937	$443,727
Distributions reinvested	12,814	134,808	14,204	132,949
Repurchased	(29,650)	(326,427)	(60,160)	(651,721)
Net increase (decrease)	25,352	$253,170	(4,019)	$(75,045)
Class R2 shares
Sold	23,599	$254,960	53,421	$577,891
Distributions reinvested	26,788	283,683	26,181	246,622
Repurchased	(31,211)	(342,110)	(31,812)	(339,005)
Net increase	19,176	$196,533	47,790	$485,508
Class R3 shares
Sold	15,492	$169,783	50,852	$549,153
Distributions reinvested	11,573	121,869	13,308	124,698
Repurchased	(6,876)	(73,160)	(70,386)	(737,081)
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	79

Multimanager 2045 Lifetime Portfolio (continued)	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Net increase (decrease)	20,189	$218,492	(6,226)	$(63,230)
Class R4 shares
Sold	1,258	$13,776	2,417	$26,462
Distributions reinvested	1,442	15,224	1,840	17,277
Repurchased	(4,878)	(54,409)	(9,239)	(113,457)
Net decrease	(2,178)	$(25,409)	(4,982)	$(69,718)
Class R5 shares
Sold	10,760	$115,021	18,543	$203,958
Distributions reinvested	17,051	181,085	27,477	259,384
Repurchased	(1,396)	(14,606)	(126,922)	(1,401,850)
Net increase (decrease)	26,415	$281,500	(80,902)	$(938,508)
Class R6 shares
Sold	528,829	$5,777,927	1,983,355	$22,259,492
Distributions reinvested	317,877	3,366,323	342,744	3,225,224
Repurchased	(389,367)	(4,236,151)	(645,883)	(6,928,590)
Net increase	457,339	$4,908,099	1,680,216	$18,556,126
Class 1 shares
Sold	1,631,496	$17,997,595	3,482,381	$37,826,735
Distributions reinvested	6,456,008	68,433,681	7,451,295	70,191,203
Repurchased	(5,587,223)	(61,193,789)	(8,912,202)	(98,023,219)
Net increase	2,500,281	$25,237,487	2,021,474	$9,994,719
Total net increase	4,731,968	$49,101,197	4,664,888	$36,949,715

Multimanager 2040 Lifetime Portfolio	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,727,867	$19,152,811	1,806,797	$19,827,018
Distributions reinvested	1,332,640	14,365,855	1,382,181	13,213,650
Repurchased	(921,201)	(10,269,655)	(1,641,885)	(18,128,445)
Net increase	2,139,306	$23,249,011	1,547,093	$14,912,223
Class I shares
Sold	16,256	$186,127	23,197	$257,018
Distributions reinvested	4,210	45,642	740	7,114
Repurchased	(23,799)	(263,744)	(3,979)	(46,327)
Net increase (decrease)	(3,333)	$(31,975)	19,958	$217,805
Class R1 shares
Sold	72,431	$778,570	46,841	$511,590
Distributions reinvested	20,153	216,844	21,844	208,613
Repurchased	(37,582)	(425,522)	(36,529)	(409,571)
Net increase	55,002	$569,892	32,156	$310,632
Class R2 shares
Sold	11,895	$133,079	65,296	$718,670
Distributions reinvested	10,114	109,429	7,850	75,361
Repurchased	(13,616)	(150,791)	(34,714)	(381,389)
Net increase	8,393	$91,717	38,432	$412,642
80	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multimanager 2040 Lifetime Portfolio (continued)	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class R3 shares
Sold	15,069	$167,835	66,230	$737,741
Distributions reinvested	12,798	137,448	31,011	295,533
Repurchased	(2,743)	(30,098)	(197,154)	(2,039,039)
Net increase (decrease)	25,124	$275,185	(99,913)	$(1,005,765)
Class R4 shares
Sold	2,938	$33,304	4,226	$47,923
Distributions reinvested	2,461	26,526	2,478	23,691
Repurchased	(1,329)	(14,690)	(6,273)	(74,378)
Net increase (decrease)	4,070	$45,140	431	$(2,764)
Class R5 shares
Sold	3,992	$43,805	8,283	$93,498
Distributions reinvested	2,179	23,647	4,249	40,835
Repurchased	(46)	(504)	(60,683)	(724,102)
Net increase (decrease)	6,125	$66,948	(48,151)	$(589,769)
Class R6 shares
Sold	685,343	$7,658,510	2,082,066	$23,931,378
Distributions reinvested	306,736	3,318,881	369,047	3,539,158
Repurchased	(349,126)	(3,877,697)	(973,255)	(10,736,789)
Net increase	642,953	$7,099,694	1,477,858	$16,733,747
Class 1 shares
Sold	1,716,818	$19,385,380	3,887,757	$43,218,075
Distributions reinvested	6,584,586	71,311,067	7,838,164	75,246,373
Repurchased	(5,839,866)	(65,360,363)	(9,179,619)	(102,116,562)
Net increase	2,461,538	$25,336,084	2,546,302	$16,347,886
Total net increase	5,339,178	$56,701,696	5,514,166	$47,336,637

Multimanager 2035 Lifetime Portfolio	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,942,145	$21,556,081	1,769,215	$19,180,810
Distributions reinvested	1,540,333	16,466,157	1,562,748	14,955,498
Repurchased	(1,055,098)	(11,566,964)	(2,162,634)	(23,723,907)
Net increase	2,427,380	$26,455,274	1,169,329	$10,412,401
Class I shares
Sold	2,369	$25,736	16,992	$194,439
Distributions reinvested	34	366	1,250	12,021
Repurchased	(1,101)	(11,075)	(45,856)	(520,388)
Net increase (decrease)	1,302	$15,027	(27,614)	$(313,928)
Class R1 shares
Sold	87,024	$930,233	73,263	$780,962
Distributions reinvested	35,459	377,993	48,305	461,312
Repurchased	(47,966)	(536,120)	(261,666)	(2,836,360)
Net increase (decrease)	74,517	$772,106	(140,098)	$(1,594,086)
Class R2 shares
Sold	58,900	$671,187	47,561	$515,376
Distributions reinvested	25,896	278,387	18,699	179,888
Repurchased	(8,015)	(87,724)	(47,530)	(515,094)
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	81

Multimanager 2035 Lifetime Portfolio (continued)	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Net increase	76,781	$861,850	18,730	$180,170
Class R3 shares
Sold	44,687	$499,391	119,529	$1,312,693
Distributions reinvested	21,647	231,188	20,973	200,711
Repurchased	(23,586)	(258,902)	(146,717)	(1,615,057)
Net increase (decrease)	42,748	$471,677	(6,215)	$(101,653)
Class R4 shares
Sold	1,034	$11,531	7,956	$87,800
Distributions reinvested	963	10,334	3,675	35,318
Repurchased	(36)	(399)	(54,147)	(613,141)
Net increase (decrease)	1,961	$21,466	(42,516)	$(490,023)
Class R5 shares
Sold	12,963	$142,201	24,741	$281,583
Distributions reinvested	3,270	35,148	3,765	36,222
Repurchased	(299)	(3,241)	(82,990)	(984,207)
Net increase (decrease)	15,934	$174,108	(54,484)	$(666,402)
Class R6 shares
Sold	1,050,899	$11,567,332	1,972,339	$22,237,720
Distributions reinvested	333,656	3,583,461	372,700	3,581,647
Repurchased	(250,879)	(2,782,691)	(831,002)	(9,055,914)
Net increase	1,133,676	$12,368,102	1,514,037	$16,763,453
Class 1 shares
Sold	1,575,745	$17,682,361	3,983,056	$44,006,290
Distributions reinvested	8,219,091	88,355,228	9,520,561	91,587,792
Repurchased	(6,558,504)	(73,252,429)	(11,832,267)	(130,909,866)
Net increase	3,236,332	$32,785,160	1,671,350	$4,684,216
Total net increase	7,010,631	$73,924,770	4,102,519	$28,874,148

Multimanager 2030 Lifetime Portfolio	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,211,593	$23,761,570	2,615,001	$28,004,741
Distributions reinvested	1,776,727	18,531,262	1,890,425	17,751,093
Repurchased	(1,430,817)	(15,306,022)	(3,022,482)	(32,440,071)
Net increase	2,557,503	$26,986,810	1,482,944	$13,315,763
Class I shares
Sold	27,385	$292,565	15,873	$173,066
Distributions reinvested	7,880	81,872	7,641	71,447
Repurchased	(19,561)	(210,525)	(3,236)	(33,809)
Net increase	15,704	$163,912	20,278	$210,704
Class R1 shares
Sold	87,684	$934,181	63,198	$664,639
Distributions reinvested	33,738	349,863	35,527	332,180
Repurchased	(82,976)	(880,044)	(122,153)	(1,319,219)
Net increase (decrease)	38,446	$404,000	(23,428)	$(322,400)
82	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multimanager 2030 Lifetime Portfolio (continued)	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	34,791	$380,611	171,264	$1,788,362
Distributions reinvested	26,991	279,629	13,601	126,894
Repurchased	(23,720)	(256,665)	(124,200)	(1,298,886)
Net increase	38,062	$403,575	60,665	$616,370
Class R3 shares
Sold	59,714	$641,618	110,438	$1,169,400
Distributions reinvested	16,999	176,447	20,726	193,993
Repurchased	(48,126)	(505,607)	(146,130)	(1,484,230)
Net increase (decrease)	28,587	$312,458	(14,966)	$(120,837)
Class R4 shares
Sold	6,045	$65,937	11,161	$121,791
Distributions reinvested	4,979	51,636	5,709	53,322
Repurchased	(553)	(5,935)	(17,315)	(179,011)
Net increase (decrease)	10,471	$111,638	(445)	$(3,898)
Class R5 shares
Sold	17,494	$187,205	62,776	$712,391
Distributions reinvested	10,439	108,251	12,459	116,364
Repurchased	(35,138)	(363,417)	(146,548)	(1,670,158)
Net decrease	(7,205)	$(67,961)	(71,313)	$(841,403)
Class R6 shares
Sold	1,403,427	$15,028,699	2,901,649	$31,424,175
Distributions reinvested	401,860	4,167,293	455,313	4,252,626
Repurchased	(433,340)	(4,652,471)	(1,504,028)	(15,922,070)
Net increase	1,371,947	$14,543,521	1,852,934	$19,754,731
Class 1 shares
Sold	2,324,311	$24,883,674	4,598,729	$48,779,073
Distributions reinvested	9,245,992	95,973,396	11,092,936	103,718,952
Repurchased	(8,932,433)	(96,190,031)	(15,757,140)	(168,707,951)
Net increase (decrease)	2,637,870	$24,667,039	(65,475)	$(16,209,926)
Total net increase	6,691,385	$67,524,992	3,241,194	$16,399,104

Multimanager 2025 Lifetime Portfolio	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,358,997	$24,910,411	3,020,587	$31,383,368
Distributions reinvested	1,654,392	16,858,255	1,751,415	16,235,616
Repurchased	(1,923,706)	(20,189,127)	(2,875,295)	(30,020,545)
Net increase	2,089,683	$21,579,539	1,896,707	$17,598,439
Class I shares
Sold	51,185	$519,546	159,718	$1,656,930
Distributions reinvested	11,785	119,504	1,095	10,098
Repurchased	(38,130)	(408,854)	(23,570)	(246,495)
Net increase	24,840	$230,196	137,243	$1,420,533
Class R1 shares
Sold	64,304	$661,688	68,484	$693,707
Distributions reinvested	22,559	228,525	26,093	240,576
Repurchased	(91,047)	(961,467)	(96,580)	(1,013,284)
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	83

Multimanager 2025 Lifetime Portfolio (continued)	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Net decrease	(4,184)	$(71,254)	(2,003)	$(79,001)
Class R2 shares
Sold	141,637	$1,466,062	224,473	$2,271,098
Distributions reinvested	40,115	405,967	25,850	238,077
Repurchased	(10,729)	(110,463)	(77,315)	(781,153)
Net increase	171,023	$1,761,566	173,008	$1,728,022
Class R3 shares
Sold	38,426	$400,228	73,907	$792,768
Distributions reinvested	23,895	242,056	27,358	252,246
Repurchased	(29,651)	(303,325)	(89,128)	(934,363)
Net increase	32,670	$338,959	12,137	$110,651
Class R4 shares
Sold	3,169	$33,420	7,222	$75,481
Distributions reinvested	6,559	66,576	7,944	73,321
Repurchased	(5,626)	(59,874)	(10,837)	(109,819)
Net increase	4,102	$40,122	4,329	$38,983
Class R5 shares
Sold	15,638	$159,737	22,093	$225,556
Distributions reinvested	13,242	134,005	14,495	133,499
Repurchased	(20,359)	(208,437)	(50,584)	(544,354)
Net increase (decrease)	8,521	$85,305	(13,996)	$(185,299)
Class R6 shares
Sold	1,203,801	$12,474,419	2,848,133	$30,290,558
Distributions reinvested	336,424	3,401,244	458,890	4,221,787
Repurchased	(590,630)	(6,183,573)	(1,574,933)	(16,238,672)
Net increase	949,595	$9,692,090	1,732,090	$18,273,673
Class 1 shares
Sold	1,767,291	$18,562,476	4,431,492	$46,056,467
Distributions reinvested	8,964,882	90,814,254	11,500,393	105,918,621
Repurchased	(10,548,468)	(110,159,765)	(20,792,748)	(217,022,996)
Net increase (decrease)	183,705	$(783,035)	(4,860,863)	$(65,047,908)
Total net increase (decrease)	3,459,955	$32,873,488	(921,348)	$(26,141,907)

Multimanager 2020 Lifetime Portfolio	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,599,131	$25,717,470	3,239,366	$31,712,655
Distributions reinvested	1,645,149	15,744,080	1,698,458	14,997,382
Repurchased	(2,228,729)	(21,935,126)	(3,747,115)	(36,990,388)
Net increase	2,015,551	$19,526,424	1,190,709	$9,719,649
Class I shares
Sold	4,846	$48,597	18,706	$183,390
Distributions reinvested	1,794	17,153	2,197	19,402
Repurchased	(20,727)	(202,892)	(63,793)	(644,543)
Net decrease	(14,087)	$(137,142)	(42,890)	$(441,751)
84	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multimanager 2020 Lifetime Portfolio (continued)	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	41,076	$397,527	32,723	$318,972
Distributions reinvested	42,251	402,652	43,687	384,887
Repurchased	(94,567)	(923,016)	(17,347)	(171,952)
Net increase (decrease)	(11,240)	$(122,837)	59,063	$531,907
Class R2 shares
Sold	6,851	$67,660	27,199	$262,639
Distributions reinvested	9,015	85,819	11,698	102,945
Repurchased	(19,972)	(200,598)	(63,083)	(615,969)
Net decrease	(4,106)	$(47,119)	(24,186)	$(250,385)
Class R3 shares
Sold	10,979	$108,977	73,519	$727,321
Distributions reinvested	16,154	154,111	19,573	172,438
Repurchased	(48,477)	(481,343)	(40,894)	(392,550)
Net increase (decrease)	(21,344)	$(218,255)	52,198	$507,209
Class R4 shares
Sold	7,414	$74,469	4,729	$46,653
Distributions reinvested	2,045	19,449	2,202	19,353
Repurchased	(10,046)	(100,102)	(2,559)	(26,430)
Net increase (decrease)	(587)	$(6,184)	4,372	$39,576
Class R5 shares
Sold	15,113	$145,339	51,409	$504,361
Distributions reinvested	37,714	359,787	44,704	393,841
Repurchased	(82,003)	(787,797)	(219,148)	(2,220,061)
Net decrease	(29,176)	$(282,671)	(123,035)	$(1,321,859)
Class R6 shares
Sold	772,929	$7,559,396	1,992,456	$19,867,978
Distributions reinvested	282,261	2,687,124	319,043	2,804,387
Repurchased	(733,259)	(7,170,785)	(1,032,715)	(10,034,107)
Net increase	321,931	$3,075,735	1,278,784	$12,638,258
Class 1 shares
Sold	743,664	$7,474,424	2,198,505	$21,530,403
Distributions reinvested	5,469,313	52,177,245	7,219,509	63,603,874
Repurchased	(8,496,311)	(83,778,893)	(18,529,482)	(182,302,125)
Net decrease	(2,283,334)	$(24,127,224)	(9,111,468)	$(97,167,848)
Total net decrease	(26,392)	$(2,339,273)	(6,716,453)	$(75,745,244)

Multimanager 2015 Lifetime Portfolio	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,223,946	$11,047,870	1,149,368	$10,281,930
Distributions reinvested	920,667	8,065,040	1,028,968	8,427,245
Repurchased	(1,395,379)	(12,532,940)	(2,267,312)	(20,617,008)
Net increase (decrease)	749,234	$6,579,970	(88,976)	$(1,907,833)
Class I shares
Sold	15,443	$140,376	10,675	$98,001
Distributions reinvested	8,208	71,735	6,876	56,243
Repurchased	(6,429)	(58,529)	(6,587)	(58,137)
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	85

Multimanager 2015 Lifetime Portfolio (continued)	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Net increase	17,222	$153,582	10,964	$96,107
Class R1 shares
Sold	11,588	$102,858	15,986	$143,068
Distributions reinvested	13,369	116,715	15,288	124,902
Repurchased	(5,171)	(48,453)	(22,516)	(202,834)
Net increase	19,786	$171,120	8,758	$65,136
Class R2 shares
Sold	763	$6,782	1,588	$14,126
Distributions reinvested	336	2,926	398	3,248
Repurchased	(332)	(2,976)	(3,166)	(27,972)
Net increase (decrease)	767	$6,732	(1,180)	$(10,598)
Class R3 shares
Sold	32,620	$295,863	42,099	$364,805
Distributions reinvested	23,450	204,721	28,384	231,894
Repurchased	(162,210)	(1,438,898)	(101,661)	(876,915)
Net decrease	(106,140)	$(938,314)	(31,178)	$(280,216)
Class R4 shares
Sold	—	—	463	$4,112
Distributions reinvested	115	$997	775	6,316
Repurchased	(9)	(77)	(6,765)	(60,976)
Net increase (decrease)	106	$920	(5,527)	$(50,548)
Class R5 shares
Sold	1,714	$15,750	5,834	$53,868
Distributions reinvested	3,559	31,071	5,833	47,658
Repurchased	(6,650)	(58,540)	(99,987)	(946,478)
Net decrease	(1,377)	$(11,719)	(88,320)	$(844,952)
Class R6 shares
Sold	319,675	$2,918,285	918,078	$8,516,733
Distributions reinvested	122,629	1,070,547	148,171	1,210,562
Repurchased	(423,612)	(3,858,326)	(502,253)	(4,530,693)
Net increase	18,692	$130,506	563,996	$5,196,602
Class 1 shares
Sold	690,539	$6,341,645	1,124,719	$10,097,774
Distributions reinvested	1,809,739	15,799,022	2,672,094	21,831,006
Repurchased	(4,245,684)	(38,902,403)	(8,670,582)	(78,315,429)
Net decrease	(1,745,406)	$(16,761,736)	(4,873,769)	$(46,386,649)
Total net decrease	(1,047,116)	$(10,668,939)	(4,505,232)	$(44,122,951)

Multimanager 2010 Lifetime Portfolio	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	153,575	$1,370,299	388,312	$3,389,443
Distributions reinvested	384,261	3,300,798	441,213	3,525,290
Repurchased	(435,888)	(3,826,334)	(707,024)	(6,174,815)
Net increase	101,948	$844,763	122,501	$739,918
86	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multimanager 2010 Lifetime Portfolio (continued)	Six Months Ended 2-29-20		Year Ended 8-31-19
	Shares	Amount	Shares	Amount
Class I shares
Sold	31,215	$276,932	8,790	$76,207
Distributions reinvested	1,499	12,858	1,597	12,726
Repurchased	(19,440)	(171,440)	(12,440)	(107,429)
Net increase (decrease)	13,274	$118,350	(2,053)	$(18,496)
Class R1 shares
Sold	1,677	$14,602	3,680	$30,724
Distributions reinvested	2,463	21,082	2,771	22,055
Repurchased	(2,082)	(18,184)	(29,832)	(254,160)
Net increase (decrease)	2,058	$17,500	(23,381)	$(201,381)
Class R2 shares
Sold	2,663	$23,666	7,350	$63,687
Distributions reinvested	3,841	32,958	4,562	36,407
Repurchased	(6,908)	(61,288)	(5,370)	(45,651)
Net increase (decrease)	(404)	$(4,664)	6,542	$54,443
Class R3 shares
Sold	547	$4,820	1,776	$15,512
Distributions reinvested	1,041	8,912	1,313	10,462
Repurchased	(1,030)	(8,849)	(5,886)	(50,542)
Net increase (decrease)	558	$4,883	(2,797)	$(24,568)
Class R4 shares
Sold	842	$7,561	1,651	$14,483
Distributions reinvested	405	3,470	789	6,296
Repurchased	(5,658)	(50,387)	(246)	(2,154)
Net increase (decrease)	(4,411)	$(39,356)	2,194	$18,625
Class R5 shares
Sold	—	—	2	$20
Distributions reinvested	308	$2,643	445	3,539
Repurchased	(1,368)	(11,802)	(1,269)	(10,394)
Net decrease	(1,060)	$(9,159)	(822)	$(6,835)
Class R6 shares
Sold	72,388	$642,491	898,042	$7,891,490
Distributions reinvested	67,655	580,481	108,893	868,970
Repurchased	(156,149)	(1,389,816)	(470,705)	(3,976,595)
Net increase (decrease)	(16,106)	$(166,844)	536,230	$4,783,865
Class 1 shares
Sold	1,115,897	$9,888,780	1,927,334	$16,950,798
Distributions reinvested	1,119,253	9,603,188	1,490,950	11,897,784
Repurchased	(2,584,389)	(23,028,439)	(5,718,708)	(50,366,111)
Net decrease	(349,239)	$(3,536,471)	(2,300,424)	$(21,517,529)
Total net decrease	(253,382)	$(2,770,998)	(1,662,010)	$(16,171,958)
Affiliates of the Trust owned shares of the following classes of the portfolios on February 29, 2020. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Portfolio	Class	% by Class
Multimanager 2060 Lifetime Portfolio	I	99%
Multimanager 2060 Lifetime Portfolio	R1	74%
Multimanager 2060 Lifetime Portfolio	R2	42%
Multimanager 2060 Lifetime Portfolio	R3	22%
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	87

Portfolio	Class	% by Class
Multimanager 2060 Lifetime Portfolio	R4	74%
Multimanager 2060 Lifetime Portfolio	1	100%
Multimanager 2055 Lifetime Portfolio	I	73%
Multimanager 2055 Lifetime Portfolio	R1	33%
Multimanager 2055 Lifetime Portfolio	R4	100%
Multimanager 2055 Lifetime Portfolio	1	100%
Multimanager 2050 Lifetime Portfolio	I	70%
Multimanager 2050 Lifetime Portfolio	1	100%
Multimanager 2045 Lifetime Portfolio	I	18%
Multimanager 2045 Lifetime Portfolio	R6	2%
Multimanager 2045 Lifetime Portfolio	1	100%
Multimanager 2040 Lifetime Portfolio	1	100%
Multimanager 2035 Lifetime Portfolio	1	100%
Multimanager 2030 Lifetime Portfolio	1	100%
Multimanager 2025 Lifetime Portfolio	1	100%
Multimanager 2020 Lifetime Portfolio	R6	11%
Multimanager 2020 Lifetime Portfolio	1	100%
Multimanager 2015 Lifetime Portfolio	1	100%
Multimanager 2010 Lifetime Portfolio	1	100%
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended February 29, 2020:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Multimanager 2060 Lifetime Portfolio	$2,349,979	$41,019,950	$197,691	$22,823,525
Multimanager 2055 Lifetime Portfolio	5,302,223	68,829,658	494,835	52,460,731
Multimanager 2050 Lifetime Portfolio	9,907,459	109,029,251	972,373	101,083,176
Multimanager 2045 Lifetime Portfolio	17,614,432	172,999,435	1,783,872	189,898,237
Multimanager 2040 Lifetime Portfolio	30,867,826	186,599,131	3,292,334	207,140,349
Multimanager 2035 Lifetime Portfolio	50,158,349	223,043,500	5,452,061	252,741,600
Multimanager 2030 Lifetime Portfolio	74,163,079	216,602,190	10,154,423	266,700,730
Multimanager 2025 Lifetime Portfolio	90,631,567	216,019,799	12,580,321	307,898,371
Multimanager 2020 Lifetime Portfolio	61,848,876	146,947,867	8,508,579	232,460,618
Multimanager 2015 Lifetime Portfolio	23,252,706	63,554,573	3,458,519	104,053,623
Multimanager 2010 Lifetime Portfolio	16,053,476	45,024,864	3,266,315	64,088,762
Note 7—Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying funds’ net assets. At February 29, 2020, the following portfolios held 5% or more of the net assets of the underlying funds shown below:
Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
Multimanager 2035 Lifetime Portfolio	JHF Alternative Risk Premia Fund	5.2%
Multimanager 2030 Lifetime Portfolio	JHF Alternative Risk Premia Fund	6.8%
Multimanager 2025 Lifetime Portfolio	JHF Short Duration Bond Fund	10.6%
Multimanager 2025 Lifetime Portfolio	JHF Alternative Risk Premia Fund	7.0%
Multimanager 2025 Lifetime Portfolio	JHF Diversified Real Assets Fund	5.6%
Multimanager 2020 Lifetime Portfolio	JHF Short Duration Bond Fund	14.4%
Multimanager 2020 Lifetime Portfolio	JHF Alternative Risk Premia Fund	5.1%
Multimanager 2015 Lifetime Portfolio	JHF Short Duration Bond Fund	8.0%
Multimanager 2010 Lifetime Portfolio	JHF Short Duration Bond Fund	7.1%
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
88	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager 2060 Lifetime Portfolio
Absolute Return Currency	71,070	$385,703	$256,511	—	—	$16,601	$11,640	—	$658,815
Alternative Risk Premia	65,927	—	662,205	$(3,316)	$(10)	(27,294)	229	—	631,585
Asia Pacific Total Return Bond	—	94,900	43,273	(138,714)	3,516	(2,975)	4,291	—	—
Blue Chip Growth	150,378	3,483,901	3,257,956	(296,292)	(4,655)	(105,488)	—	$59,716	6,335,422
Bond	25,347	644,172	362,087	(590,714)	36,699	(32,504)	11,566	4,634	419,740
Capital Appreciation	253,552	2,114,972	2,218,060	(270,110)	(40,263)	(84,990)	327	245,697	3,937,669
Capital Appreciation Value	283,994	3,823,998	1,068,500	(1,553,420)	(35,611)	(239,171)	69,828	374,708	3,064,296
Core Bond	30,597	698,217	391,908	(674,475)	10,335	(10,790)	11,181	6,599	415,195
Disciplined Value	227,486	2,158,360	2,569,237	(130,230)	(10,933)	(489,418)	36,766	106,490	4,097,016
Disciplined Value International	312,223	1,992,667	1,839,069	(126,629)	(6,875)	(260,659)	60,126	—	3,437,573
Diversified Real Assets	—	2,860,760	691,695	(3,599,100)	(19,121)	65,766	93,087	52,336	—
Emerging Markets Debt	59,912	394,671	329,543	(162,143)	(1,250)	10,142	7,991	—	570,963
Emerging Markets Equity	623,041	4,791,393	2,259,494	(475,424)	(50,373)	116,526	134,047	—	6,641,616
Equity Income	365,428	3,143,377	3,807,276	(173,369)	(14,945)	(743,748)	57,429	207,766	6,018,591
Financial Industries	77,131	947,111	589,816	(100,966)	(7,962)	(115,232)	22,216	85,476	1,312,767
Floating Rate Income	—	240,106	79,827	(321,580)	324	1,323	5,859	—	—
Fundamental Global Franchise	—	888,932	271,023	(1,137,976)	(21,686)	(293)	8,533	57,999	—
Fundamental Large Cap Core	65,448	1,738,662	1,612,942	(121,334)	(8,936)	(135,444)	16,616	—	3,085,890
Global Equity	—	1,582,023	315,456	(2,034,590)	166,333	(29,222)	35,835	8,887	—
Global Shareholder Yield	—	637,021	494,525	(1,179,533)	31,284	16,703	11,868	18,394	—
Health Sciences	262,247	1,026,611	313,346	(146,887)	(4,558)	30,938	—	45,334	1,219,450
High Yield	168,721	165,475	442,061	(27,002)	(60)	(13,573)	7,374	—	566,901
International Dynamic Growth	63,409	601,906	290,202	(269,360)	25,185	25,471	2,431	—	673,404
International Growth	105,702	1,920,839	1,206,868	(115,388)	(1,293)	(61,934)	18,382	—	2,949,092
International Growth Stock	—	111,742	—	(113,414)	15,960	(14,288)	—	—	—
International Small Cap	—	193,401	—	(199,697)	17,882	(11,586)	—	—	—
International Small Company	244,759	2,385,303	889,560	(814,313)	(61,219)	(27,615)	64,629	64,189	2,371,716
Mid Cap Stock	225,534	3,440,172	2,175,419	(621,922)	(37,171)	(378,163)	—	482,215	4,578,335
Mid Value	315,622	3,722,105	1,086,508	(262,595)	(32,728)	(138,768)	70,313	48,810	4,374,522
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	89

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Real Return Bond	—	$22,184	—	$(21,873)	$1,417	$(1,728)	—	—	—
Science & Technology	322,525	1,092,803	$341,452	(195,004)	(74,909)	70,927	—	$111,202	$1,235,269
Short Duration Credit Opportunities	—	195,539	88,649	(286,535)	4,703	(2,356)	$3,391	—	—
Small Cap Growth	61,846	1,813,138	496,549	(1,347,234)	20,373	4,234	—	—	987,060
Small Cap Value	52,008	1,849,228	484,392	(1,381,342)	23,244	(41,977)	19,276	66,349	933,545
Spectrum Income	—	10,310	10	(10,302)	599	(617)	10	—	—
Strategic Equity Allocation	2,991,554	30,090,221	6,316,296	(2,937,474)	(393,712)	(467,286)	745,785	369,965	32,608,045
Strategic Income Opportunities	53,770	561,178	464,421	(454,289)	13,028	(10,078)	7,760	—	574,260
U.S. High Yield Bond	—	57,814	26,329	(84,283)	1,120	(980)	1,953	—	—
Value Equity	—	114,850	—	(117,197)	6,571	(4,224)	—	—	—
					$(449,697)	$(3,093,770)	$1,540,739	$2,416,766	$93,698,737
Multimanager 2055 Lifetime Portfolio
Absolute Return Currency	159,487	$1,431,912	$101,896	$(75,076)	$(6,773)	$26,484	$40,957	—	$1,478,443
Alternative Risk Premia	142,488	—	1,432,791	(8,201)	(25)	(59,529)	522	—	1,365,036
Asia Pacific Total Return Bond	—	229,739	77,822	(308,658)	12,488	(11,391)	9,954	—	—
Blue Chip Growth	331,880	8,499,105	6,244,085	(538,237)	(3,595)	(219,247)	—	$136,840	13,982,111
Bond	54,655	1,559,445	650,252	(1,312,229)	84,615	(76,992)	26,202	10,762	905,091
Capital Appreciation	556,741	5,147,478	4,477,143	(715,234)	(103,614)	(159,585)	752	564,922	8,646,188
Capital Appreciation Value	635,250	9,312,788	1,984,338	(3,833,173)	(54,197)	(555,413)	158,868	852,506	6,854,343
Core Bond	65,935	1,690,279	735,739	(1,527,019)	33,189	(37,454)	26,312	15,444	894,734
Disciplined Value	498,243	5,276,730	5,035,173	(274,191)	(18,585)	(1,045,763)	84,612	245,070	8,973,364
Disciplined Value International	678,908	4,837,575	3,429,151	(244,212)	(7,081)	(540,656)	138,396	—	7,474,777
Diversified Real Assets	—	7,002,489	1,127,899	(8,254,100)	(71,618)	195,330	214,226	120,444	—
Emerging Markets Debt	126,113	1,116,872	327,309	(265,821)	(3,759)	27,251	19,256	—	1,201,852
Emerging Markets Equity	1,350,451	11,671,703	3,651,245	(1,172,248)	(103,223)	348,333	307,505	—	14,395,810
Equity Income	800,366	7,675,249	7,546,480	(424,716)	(34,961)	(1,580,018)	133,781	474,821	13,182,034
Financial Industries	168,933	2,510,655	856,194	(255,487)	(16,766)	(219,349)	51,085	196,545	2,875,247
Floating Rate Income	—	597,267	144,498	(745,343)	4,972	(1,394)	13,605	—	—
Fundamental Global Franchise	—	2,163,250	442,940	(2,558,680)	(64,623)	17,113	19,460	132,275	—
90	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Fundamental Large Cap Core	143,346	$4,247,228	$3,051,693	$(273,773)	$(11,933)	$(254,439)	$38,249	—	$6,758,776
Global Equity	—	3,859,927	410,022	(4,597,258)	533,639	(206,330)	81,654	$20,249	—
Global Shareholder Yield	—	1,981,338	535,564	(2,659,279)	167,088	(24,711)	30,946	42,411	—
Health Sciences	572,096	2,494,622	358,068	(263,680)	(6,289)	77,524	—	103,937	2,660,245
High Yield	355,149	400,591	871,406	(50,284)	166	(28,577)	16,501	—	1,193,302
International Dynamic Growth	137,914	1,455,663	524,538	(639,556)	64,775	59,231	5,602	—	1,464,651
International Growth	229,111	4,686,737	2,087,975	(275,340)	4,610	(111,777)	42,290	—	6,392,205
International Growth Stock	—	300,886	—	(305,386)	48,885	(44,385)	—	—	—
International Small Cap	—	549,162	—	(567,041)	61,391	(43,512)	—	—	—
International Small Company	535,440	5,757,996	1,435,245	(1,858,040)	(65,166)	(81,620)	146,994	145,994	5,188,415
Mid Cap Stock	499,347	8,366,278	3,798,307	(1,072,290)	14,880	(970,440)	—	1,107,876	10,136,735
Mid Value	689,402	9,095,165	1,386,425	(612,273)	(64,865)	(249,337)	161,064	111,807	9,555,115
Real Return Bond	—	59,001	—	(58,170)	3,750	(4,581)	—	—	—
Science & Technology	716,185	2,667,185	524,186	(440,821)	(146,183)	138,623	—	255,878	2,742,990
Short Duration Credit Opportunities	—	473,369	153,445	(632,112)	12,210	(6,912)	7,773	—	—
Small Cap Growth	137,333	4,401,735	721,530	(2,981,056)	60,894	(11,273)	—	—	2,191,830
Small Cap Value	113,909	4,519,512	711,728	(3,181,951)	118,748	(123,369)	44,161	152,009	2,044,668
Spectrum Income	—	26,764	25	(26,742)	1,537	(1,584)	25	—	—
Strategic Equity Allocation	6,552,159	73,288,942	6,792,340	(7,210,608)	(904,403)	(547,735)	1,703,792	845,213	71,418,536
Strategic Income Opportunities	113,182	1,358,527	837,779	(994,833)	33,254	(25,938)	17,569	—	1,208,789
U.S. High Yield Bond	—	139,958	45,356	(185,583)	5,033	(4,764)	4,568	—	—
Value Equity	—	290,185	—	(296,113)	21,212	(15,284)	—	—	—
					$(400,323)	$(6,373,470)	$3,546,681	$5,535,003	$205,185,287
Multimanager 2050 Lifetime Portfolio
Absolute Return Currency	297,349	$3,043,440	$138,774	$(461,665)	$(19,996)	$55,871	$77,963	—	$2,756,424
Alternative Risk Premia	266,646	—	2,665,993	—	—	(111,521)	963	—	2,554,472
Asia Pacific Total Return Bond	—	438,871	122,541	(563,794)	25,017	(22,635)	18,515	—	—
Blue Chip Growth	616,692	16,518,709	11,289,562	(1,448,792)	10,003	(388,252)	—	$259,623	25,981,230
Bond	97,618	2,980,398	1,010,830	(2,387,644)	154,397	(141,434)	49,430	19,994	1,616,547
Capital Appreciation	1,037,410	10,003,839	8,165,439	(1,572,113)	(234,759)	(251,433)	1,428	1,072,331	16,110,973
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	91

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Value	1,176,015	$18,142,181	$3,154,839	$(7,473,500)	$(16,488)	$(1,117,825)	$301,622	$1,618,546	$12,689,207
Core Bond	115,743	3,178,811	1,103,031	(2,701,871)	70,662	(79,999)	48,744	27,964	1,570,634
Disciplined Value	906,280	10,256,393	8,528,636	(491,185)	(24,282)	(1,947,453)	161,077	466,543	16,322,109
Disciplined Value International	1,259,840	9,434,465	6,070,573	(637,306)	(5,331)	(991,560)	264,304	—	13,870,841
Diversified Real Assets	—	13,610,264	1,662,509	(15,520,021)	(105,956)	353,204	408,960	229,929	—
Emerging Markets Debt	230,836	2,320,701	315,461	(482,768)	(3,943)	50,419	38,716	—	2,199,870
Emerging Markets Equity	2,505,245	22,653,339	6,006,557	(2,479,494)	(140,994)	666,508	579,362	—	26,705,916
Equity Income	1,452,534	14,885,654	12,880,547	(860,598)	(55,598)	(2,926,765)	255,795	899,603	23,923,240
Financial Industries	309,117	5,662,843	552,555	(588,239)	(30,758)	(335,227)	97,365	374,605	5,261,174
Floating Rate Income	—	1,152,916	196,321	(1,355,708)	6,031	440	25,867	—	—
Fundamental Global Franchise	—	4,220,882	642,285	(4,775,339)	39,302	(127,130)	36,851	250,489	—
Fundamental Large Cap Core	262,447	8,269,950	5,168,591	(599,357)	7,875	(472,681)	73,209	—	12,374,378
Global Equity	—	7,516,486	478,859	(8,626,149)	1,236,834	(606,030)	155,514	38,566	—
Global Shareholder Yield	—	4,258,224	403,886	(4,963,432)	520,535	(219,213)	62,378	80,905	—
Health Sciences	1,067,309	4,853,549	607,454	(642,433)	(23,527)	167,944	—	196,895	4,962,987
High Yield	657,038	815,674	1,575,725	(132,053)	1,644	(53,344)	32,229	—	2,207,646
International Dynamic Growth	256,640	2,832,920	908,071	(1,256,313)	131,493	109,341	10,659	—	2,725,512
International Growth	426,067	9,127,074	3,490,579	(550,260)	39,503	(219,627)	80,660	—	11,887,269
International Growth Stock	—	597,173	—	(606,085)	127,552	(118,640)	—	—	—
International Small Cap	—	1,113,285	—	(1,149,530)	129,406	(93,161)	—	—	—
International Small Company	985,428	11,183,238	2,271,725	(3,671,218)	186,801	(421,753)	279,354	277,453	9,548,793
Mid Cap Stock	924,006	16,235,282	5,889,126	(1,554,076)	75,505	(1,888,519)	—	2,082,662	18,757,318
Mid Value	1,274,841	17,625,643	1,661,395	(1,070,821)	(94,118)	(452,801)	305,206	211,868	17,669,298
Real Return Bond	—	114,763	—	(113,149)	7,319	(8,933)	—	—	—
Science & Technology	1,334,242	5,184,580	911,574	(971,772)	(299,715)	285,478	—	487,175	5,110,145
Short Duration Credit Opportunities	—	901,047	245,411	(1,156,434)	27,871	(17,895)	14,661	—	—
Small Cap Growth	253,382	8,559,792	1,032,125	(5,636,175)	188,424	(100,187)	—	—	4,043,979
Small Cap Value	207,110	8,755,656	890,601	(5,954,030)	353,158	(327,757)	83,885	288,744	3,717,628
Spectrum Income	—	52,445	48	(52,401)	2,972	(3,064)	49	—	—
Strategic Equity Allocation	12,186,111	142,946,617	6,411,445	(14,217,803)	(1,152,530)	(1,159,121)	3,248,530	1,611,520	132,828,608
92	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Income Opportunities	208,976	$2,597,935	$1,503,457	$(1,883,803)	$66,771	$(52,499)	$33,155	—	$2,231,861
U.S. High Yield Bond	—	267,027	73,926	(341,481)	11,943	(11,415)	8,647	—	—
Value Equity	—	578,628	—	(590,485)	44,507	(32,650)	—	—	—
					$1,257,530	$(13,011,319)	$6,755,098	$10,495,415	$379,628,059
Multimanager 2045 Lifetime Portfolio
Absolute Return Currency	527,114	$5,780,834	$232,925	$(1,191,738)	$33,945	$30,378	$138,616	—	$4,886,344
Alternative Risk Premia	469,145	—	4,690,964	—	—	(196,554)	1,712	—	4,494,410
Asia Pacific Total Return Bond	—	797,618	189,146	(990,483)	44,034	(40,315)	33,213	—	—
Blue Chip Growth	1,089,887	30,301,979	19,020,637	(2,785,669)	26,552	(646,541)	—	$461,380	45,916,958
Bond	163,597	5,397,964	1,408,708	(4,119,399)	189,364	(167,466)	87,368	35,695	2,709,171
Capital Appreciation	1,822,285	18,407,654	13,831,771	(3,131,357)	9,822	(817,802)	2,538	1,905,579	28,300,088
Capital Appreciation Value	2,087,094	33,279,239	4,314,588	(13,057,953)	680,044	(2,696,170)	536,688	2,879,944	22,519,748
Core Bond	196,484	5,852,694	1,625,883	(4,793,795)	141,096	(159,589)	88,555	50,640	2,666,289
Disciplined Value	1,565,395	18,742,175	13,908,190	(1,019,604)	37,519	(3,475,515)	286,499	829,815	28,192,765
Disciplined Value International	2,204,484	17,194,225	9,996,370	(1,207,664)	(73,969)	(1,637,589)	469,584	—	24,271,373
Diversified Real Assets	—	24,944,563	2,167,715	(27,566,495)	(220,994)	675,211	727,227	408,867	—
Emerging Markets Debt	401,750	4,352,940	330,781	(935,953)	(4,536)	85,443	71,016	—	3,828,675
Emerging Markets Equity	4,360,822	41,459,397	8,855,439	(4,866,177)	(180,319)	1,218,026	1,032,976	—	46,486,366
Equity Income	2,508,887	27,195,317	20,884,584	(1,571,847)	38,587	(5,225,278)	459,224	1,600,805	41,321,363
Financial Industries	548,595	10,505,065	840,751	(1,398,307)	136,116	(746,532)	173,443	667,307	9,337,093
Floating Rate Income	—	2,069,307	340,154	(2,421,161)	115,516	(103,816)	45,974	—	—
Fundamental Global Franchise	—	7,734,910	784,002	(8,362,507)	933,467	(1,089,872)	65,588	445,825	—
Fundamental Large Cap Core	454,565	15,104,367	8,418,327	(1,310,903)	56,826	(835,901)	129,984	—	21,432,716
Global Equity	—	13,768,233	501,057	(15,400,049)	2,683,976	(1,553,217)	276,480	68,564	—
Global Shareholder Yield	—	8,128,771	384,354	(9,074,169)	1,797,891	(1,236,847)	114,861	143,985	—
Health Sciences	1,893,422	8,859,341	838,584	(1,156,417)	(34,586)	297,491	—	348,718	8,804,413
High Yield	1,139,487	1,386,981	2,784,718	(249,946)	(3,971)	(89,107)	54,926	—	3,828,675
International Dynamic Growth	455,187	5,187,526	1,429,453	(2,212,559)	237,374	192,287	18,969	—	4,834,081
International Growth	754,301	16,719,153	5,506,649	(869,855)	33,413	(344,369)	143,511	—	21,044,991
International Growth Stock	—	1,098,852	—	(1,115,257)	316,218	(299,813)	—	—	—
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	93

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Small Cap	—	$2,066,220	—	$(2,133,480)	$1,126,914	$(1,059,654)	—	—	—
International Small Company	1,722,537	20,403,753	$3,383,604	(6,735,724)	204,607	(564,856)	$496,773	$493,394	$16,691,384
Mid Cap Stock	1,633,858	29,822,221	9,540,882	(2,988,410)	41,307	(3,248,687)	—	3,706,501	33,167,313
Mid Value	2,261,676	32,297,237	2,207,785	(2,209,497)	(177,308)	(771,387)	543,825	377,513	31,346,830
Real Return Bond	—	210,749	—	(207,784)	13,813	(16,778)	—	—	—
Science & Technology	2,343,454	9,473,338	1,330,889	(1,819,234)	(461,492)	451,929	—	865,211	8,975,430
Short Duration Credit Opportunities	—	1,638,081	356,344	(2,012,258)	59,815	(41,982)	25,981	—	—
Small Cap Growth	449,252	15,625,202	1,484,630	(10,096,598)	259,658	(102,827)	—	—	7,170,065
Small Cap Value	355,399	16,053,895	1,095,911	(10,855,631)	443,984	(358,739)	149,107	513,247	6,379,420
Spectrum Income	—	95,601	89	(95,521)	7,826	(7,995)	89	—	—
Strategic Equity Allocation	21,583,320	261,825,577	9,335,009	(32,104,150)	3,571,701	(7,369,946)	5,773,679	2,864,189	235,258,191
Strategic Income Opportunities	358,562	4,705,141	2,426,509	(3,326,822)	96,998	(72,385)	58,699	—	3,829,441
U.S. High Yield Bond	—	484,435	107,701	(592,981)	25,596	(24,751)	15,512	—	—
Value Equity	—	1,061,800	—	(1,083,629)	169,058	(147,229)	—	—	—
					$12,375,862	$(32,198,744)	$12,022,617	$18,667,179	$667,693,593
Multimanager 2040 Lifetime Portfolio
Absolute Return Currency	594,106	$6,437,200	$321,844	$(1,324,163)	$5,893	$66,588	$162,971	—	$5,507,362
Alternative Risk Premia	546,172	—	5,552,060	(88,122)	(2,904)	(228,706)	2,049	—	5,232,328
Asia Pacific Total Return Bond	—	1,301,551	318,523	(1,626,506)	69,120	(62,688)	54,837	—	—
Blue Chip Growth	1,143,817	33,786,276	17,866,631	(3,038,584)	10,679	(435,987)	—	$515,853	48,189,015
Bond	677,462	9,407,161	3,856,991	(2,198,745)	15,592	137,769	177,349	63,071	11,218,768
Capital Appreciation	1,868,604	20,295,234	12,619,067	(3,149,798)	(48)	(745,039)	2,807	2,107,249	29,019,416
Capital Appreciation Value	1,516,795	36,993,075	5,130,214	(24,017,158)	1,580,337	(3,320,247)	601,129	3,225,743	16,366,221
Core Bond	534,005	7,943,669	3,009,407	(3,778,387)	72,448	(687)	112,526	59,189	7,246,450
Disciplined Value	1,601,537	20,830,247	12,628,518	(1,226,427)	45,532	(3,434,184)	318,925	923,732	28,843,686
Disciplined Value International	2,278,509	16,531,265	11,584,195	(1,173,821)	(77,918)	(1,777,332)	450,334	—	25,086,389
Diversified Real Assets	755,496	27,288,978	2,556,526	(22,933,074)	(410,234)	(72,927)	798,104	448,716	6,429,269
Emerging Markets Debt	757,881	6,635,693	1,975,530	(1,491,882)	(30,918)	134,182	109,304	—	7,222,605
Emerging Markets Equity	4,513,432	44,906,682	7,119,155	(5,234,100)	(187,051)	1,508,497	1,134,596	—	48,113,183
Equity Income	2,678,314	30,922,476	20,563,119	(2,008,016)	46,941	(5,412,688)	521,439	1,817,012	44,111,832
94	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Financial Industries	609,151	$11,788,795	$1,021,257	$(1,788,566)	$186,480	$(840,218)	$192,627	$741,115	$10,367,748
Floating Rate Income	—	3,346,404	486,625	(3,850,677)	128,138	(110,490)	69,261	—	—
Fundamental Global Franchise	199,581	8,860,548	1,047,281	(7,385,716)	601,729	(1,020,260)	75,648	514,201	2,103,582
Fundamental Large Cap Core	500,863	16,850,916	8,909,955	(1,364,744)	62,610	(843,068)	144,994	—	23,615,669
Global Equity	324,032	15,034,540	546,713	(12,791,804)	2,012,078	(1,198,286)	302,906	75,118	3,603,241
Global Shareholder Yield	209,237	8,925,549	290,254	(7,393,354)	1,366,041	(1,020,799)	125,870	157,479	2,167,691
Health Sciences	2,088,969	9,521,917	1,207,419	(1,293,173)	(24,652)	302,195	—	377,690	9,713,706
High Yield	1,627,944	2,300,453	3,854,841	(553,123)	(10,624)	(121,657)	87,483	—	5,469,890
International Dynamic Growth	344,618	5,698,880	1,690,888	(4,373,004)	514,672	128,412	20,969	—	3,659,848
International Growth	820,783	18,346,373	5,931,720	(1,069,218)	27,286	(336,317)	158,479	—	22,899,844
International Growth Stock	—	1,209,525	—	(1,227,534)	348,086	(330,077)	—	—	—
International Small Cap	—	2,267,560	—	(2,341,384)	1,226,627	(1,152,803)	—	—	—
International Small Company	1,891,177	21,958,567	3,751,841	(6,960,542)	187,042	(611,401)	535,738	532,094	18,325,507
Mid Cap Stock	1,652,234	31,912,090	7,666,212	(2,756,390)	61,672	(3,343,224)	—	3,986,022	33,540,360
Mid Value	2,300,148	35,471,473	1,949,325	(4,812,751)	(296,715)	(431,277)	598,448	415,431	31,880,055
Real Return Bond	—	273,259	—	(269,414)	17,858	(21,703)	—	—	—
Science & Technology	2,599,924	10,030,685	1,397,042	(1,420,578)	(380,401)	330,960	—	918,854	9,957,708
Short Duration Credit Opportunities	—	2,613,186	589,874	(3,232,776)	83,320	(53,604)	40,013	—	—
Small Cap Growth	434,300	16,656,882	1,622,546	(11,586,180)	349,406	(111,229)	—	—	6,931,425
Small Cap Value	357,880	17,533,839	1,460,530	(12,784,013)	548,836	(335,243)	163,415	562,496	6,423,949
Spectrum Income	—	276,079	255	(275,849)	21,759	(22,244)	255	—	—
Strategic Equity Allocation	23,089,601	279,952,732	10,356,053	(34,727,196)	3,933,813	(7,838,749)	6,193,476	3,072,441	251,676,653
Strategic Income Opportunities	672,332	7,584,251	2,411,804	(2,848,555)	30,434	2,572	101,148	—	7,180,506
U.S. High Yield Bond	—	789,002	182,215	(972,543)	31,780	(30,454)	25,456	—	—
Value Equity	—	1,164,393	—	(1,188,324)	183,615	(159,684)	—	—	—
					$12,348,359	$(32,812,097)	$13,282,556	$20,513,506	$732,103,906
Multimanager 2035 Lifetime Portfolio
Absolute Return Currency	856,953	$9,843,376	$485,787	$(2,494,964)	$3,833	$105,918	$233,984	—	$7,943,950
Alternative Risk Premia	785,975	—	7,969,625	(107,057)	(3,851)	(329,080)	2,898	—	7,529,637
Asia Pacific Total Return Bond	—	3,734,897	490,745	(4,243,009)	202,396	(185,029)	151,912	—	—
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	95

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Blue Chip Growth	1,296,155	$38,171,656	$20,234,276	$(3,302,034)	$31,867	$(528,736)	—	$582,926	$54,607,029
Bond	1,863,714	25,869,332	8,726,862	(4,132,846)	33,779	365,974	$482,416	174,530	30,863,101
Capital Appreciation	2,086,651	22,710,142	13,833,413	(3,330,176)	75,656	(883,343)	3,139	2,356,746	32,405,692
Capital Appreciation Value	1,893,330	45,307,972	5,166,974	(27,878,291)	2,066,441	(4,234,065)	741,228	3,977,530	20,429,031
Core Bond	1,941,343	23,681,609	8,527,029	(6,183,054)	66,272	252,167	352,155	202,775	26,344,023
Disciplined Value	1,722,662	22,419,751	13,543,463	(1,369,817)	53,507	(3,621,753)	341,922	990,343	31,025,151
Disciplined Value International	2,508,597	16,574,508	14,359,391	(1,169,424)	(73,259)	(2,071,565)	453,738	—	27,619,651
Diversified Real Assets	2,222,346	31,624,214	2,898,500	(13,331,785)	(224,524)	(2,054,239)	923,800	519,386	18,912,166
Emerging Markets Debt	1,720,527	17,006,971	2,197,194	(3,108,762)	(115,317)	416,536	280,629	—	16,396,622
Emerging Markets Equity	4,723,608	49,895,532	5,297,449	(6,707,815)	(180,577)	2,049,077	1,239,157	—	50,353,666
Equity Income	3,150,169	36,460,987	23,851,119	(2,186,808)	59,143	(6,301,154)	610,916	2,128,495	51,883,287
Financial Industries	603,144	14,000,619	1,162,055	(4,382,227)	640,583	(1,155,512)	225,822	868,832	10,265,518
Floating Rate Income	—	7,502,313	730,998	(8,272,587)	101,346	(62,070)	167,611	—	—
Fundamental Global Franchise	394,030	12,633,977	1,195,211	(8,959,740)	635,860	(1,352,233)	107,164	728,427	4,153,075
Fundamental Large Cap Core	582,735	19,448,057	10,544,097	(1,612,189)	79,375	(983,378)	166,840	—	27,475,962
Global Equity	533,381	17,760,015	606,922	(13,201,082)	2,041,261	(1,275,919)	356,779	88,478	5,931,197
Global Shareholder Yield	344,399	10,659,449	411,985	(7,791,541)	1,433,410	(1,145,326)	149,539	186,130	3,567,977
Health Sciences	2,068,360	10,188,888	857,490	(1,778,366)	(27,817)	377,680	—	402,712	9,617,875
High Yield	3,137,151	6,700,148	4,729,563	(676,092)	(15,924)	(196,867)	220,682	—	10,540,828
International Dynamic Growth	271,433	6,473,579	1,555,751	(5,984,200)	764,418	73,067	23,436	—	2,882,615
International Growth	943,924	20,671,339	6,992,382	(946,608)	31,784	(413,406)	179,354	—	26,335,491
International Growth Stock	—	1,208,445	—	(1,226,520)	348,124	(330,049)	—	—	—
International Small Cap	—	2,408,672	—	(2,487,089)	1,316,910	(1,238,493)	—	—	—
International Small Company	2,198,928	24,144,053	4,105,171	(6,345,246)	103,859	(700,220)	585,657	581,674	21,307,617
Mid Cap Stock	1,725,667	36,205,936	7,113,154	(4,818,481)	178,960	(3,648,532)	—	4,522,179	35,031,037
Mid Value	2,401,014	40,096,867	2,141,871	(8,451,453)	(434,118)	(75,117)	673,580	467,587	33,278,050
Real Return Bond	—	694,750	—	(684,994)	45,159	(54,915)	—	—	—
Science & Technology	2,524,795	10,660,461	1,381,211	(2,389,486)	(589,781)	607,562	—	971,765	9,669,967
Short Duration Credit Opportunities	671,556	7,258,904	989,955	(1,859,922)	13,897	(2,902)	131,134	—	6,399,932
Small Cap Growth	430,832	18,232,961	1,575,951	(13,268,125)	435,967	(100,682)	—	—	6,876,072
96	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Small Cap Value	352,451	$18,633,547	$1,489,004	$(14,114,256)	$602,387	$(284,195)	$173,197	$596,165	$6,326,487
Spectrum Income	—	1,785,655	1,654	(1,784,169)	141,101	(144,241)	1,654	—	—
Strategic Equity Allocation	26,103,294	317,427,724	14,070,755	(42,807,200)	4,933,542	(9,098,917)	7,047,992	3,496,346	284,525,904
Strategic Income Opportunities	1,745,277	20,694,677	3,361,540	(5,497,747)	60,451	20,642	263,830	—	18,639,563
U.S. High Yield Bond	309,260	2,242,909	1,458,792	(240,112)	(4,765)	(64,247)	69,827	—	3,392,577
Value Equity	—	1,223,966	—	(1,249,151)	197,586	(172,401)	—	—	—
					$15,028,941	$(38,439,963)	$16,361,992	$23,843,026	$902,530,750
Multimanager 2030 Lifetime Portfolio
Absolute Return Currency	1,117,016	$14,025,625	$646,107	$(4,465,047)	$28,055	$120,003	$306,897	—	$10,354,743
Alternative Risk Premia	1,036,945	—	10,483,981	(112,133)	(4,021)	(433,893)	3,827	—	9,933,934
Asia Pacific Total Return Bond	—	6,354,668	613,272	(6,998,884)	342,759	(311,815)	250,410	—	—
Blue Chip Growth	1,192,350	40,349,510	13,206,438	(3,372,340)	27,625	22,462	—	$604,577	50,233,695
Bond	3,307,383	47,679,766	12,231,808	(5,818,486)	52,249	624,921	865,307	311,366	54,770,258
Capital Appreciation	1,805,645	23,623,154	8,325,785	(3,450,463)	81,259	(538,064)	3,212	2,411,184	28,041,671
Capital Appreciation Value	3,056,920	55,512,917	5,676,669	(25,106,174)	1,737,718	(4,836,962)	891,516	4,784,000	32,984,168
Core Bond	4,098,923	48,623,911	12,663,663	(6,287,539)	71,053	551,297	748,390	446,753	55,622,385
Disciplined Value	1,514,742	26,629,515	5,771,690	(2,265,461)	83,546	(2,938,792)	399,670	1,157,603	27,280,498
Disciplined Value International	2,519,866	18,943,463	12,397,517	(1,624,651)	(103,808)	(1,868,798)	511,097	—	27,743,723
Diversified Real Assets	4,110,714	34,537,951	7,394,940	(2,290,693)	(103,580)	(4,556,444)	990,211	556,724	34,982,174
Emerging Markets Debt	3,239,499	29,558,492	3,689,472	(2,941,240)	(113,041)	678,751	500,115	—	30,872,434
Emerging Markets Equity	4,360,845	47,627,320	3,607,764	(6,570,890)	(139,862)	1,962,273	1,176,492	—	46,486,605
Equity Income	2,892,995	41,821,258	14,623,836	(3,370,435)	85,015	(5,512,043)	693,381	2,407,080	47,647,631
Financial Industries	662,419	15,293,328	1,327,675	(4,792,481)	700,376	(1,254,531)	242,659	933,611	11,274,367
Floating Rate Income	—	14,083,843	1,103,752	(15,256,507)	161,284	(92,372)	312,505	—	—
Fundamental Global Franchise	1,022,137	17,920,499	1,666,222	(7,259,980)	65,771	(1,619,185)	149,166	1,013,926	10,773,327
Fundamental Large Cap Core	559,415	22,381,614	6,575,218	(2,209,176)	109,682	(480,898)	189,385	—	26,376,440
Global Equity	1,154,590	21,235,815	898,248	(9,520,255)	1,250,036	(1,024,805)	418,290	103,732	12,839,039
Global Shareholder Yield	692,911	11,916,146	465,088	(5,125,621)	854,270	(931,327)	164,763	204,034	7,178,556
Health Sciences	2,259,618	10,115,444	1,781,227	(1,663,557)	(45,592)	319,700	—	394,487	10,507,222
High Yield	5,924,722	12,330,389	9,097,040	(1,115,931)	(25,264)	(379,168)	402,033	—	19,907,066
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	97

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Dynamic Growth	367,720	$6,699,151	$1,904,857	$(5,496,140)	$669,412	$127,903	$24,737	—	$3,905,183
International Growth	914,357	21,658,945	5,256,846	(1,176,632)	50,766	(279,358)	185,448	—	25,510,567
International Growth Stock	—	1,531,441	—	(1,554,288)	441,686	(418,839)	—	—	—
International Small Cap	—	2,735,868	—	(2,824,734)	1,525,531	(1,436,665)	—	—	—
International Small Company	2,343,746	24,168,449	4,667,078	(5,352,264)	53,663	(826,028)	582,084	$578,125	22,710,898
Mid Cap Stock	1,647,923	37,699,108	6,897,737	(7,766,391)	354,704	(3,732,319)	—	4,628,129	33,452,839
Mid Value	2,296,636	43,860,641	2,402,762	(14,361,709)	(543,371)	473,047	728,015	505,374	31,831,370
Real Return Bond	—	1,538,461	—	(1,516,888)	99,714	(121,287)	—	—	—
Science & Technology	2,793,790	11,418,488	1,366,849	(2,067,239)	(522,740)	504,857	—	1,021,264	10,700,215
Short Duration Credit Opportunities	1,464,689	14,479,302	1,602,630	(2,129,954)	5,192	1,313	261,213	—	13,958,483
Small Cap Growth	386,525	17,796,603	1,192,990	(13,165,728)	537,082	(192,012)	—	—	6,168,935
Small Cap Value	318,556	18,234,686	1,544,202	(14,456,412)	719,951	(324,355)	167,251	575,698	5,718,072
Spectrum Income	—	3,220,561	2,963	(3,217,882)	249,568	(255,210)	2,963	—	—
Strategic Equity Allocation	27,293,767	323,450,437	16,517,591	(37,146,615)	3,436,057	(8,755,407)	7,049,943	3,497,313	297,502,063
Strategic Income Opportunities	3,820,660	41,639,670	5,284,071	(6,229,823)	29,007	81,720	528,474	—	40,804,645
U.S. High Yield Bond	590,411	4,155,214	2,834,268	(381,764)	(12,401)	(118,509)	126,970	—	6,476,808
Value Equity	—	1,479,751	—	(1,510,174)	233,806	(203,383)	—	—	—
					$12,443,157	$(37,974,222)	$18,876,424	$26,134,980	$1,054,550,014
Multimanager 2025 Lifetime Portfolio
Absolute Return Currency	1,143,899	$15,754,396	$571,790	$(5,866,532)	$(16,977)	$161,264	$322,256	—	$10,603,941
Alternative Risk Premia	1,072,040	—	10,923,424	(199,277)	(5,128)	(448,876)	4,008	—	10,270,143
Asia Pacific Total Return Bond	—	9,041,085	727,546	(9,812,577)	446,429	(402,483)	353,646	—	—
Blue Chip Growth	782,089	32,580,728	4,932,452	(5,281,767)	13,573	704,413	—	$482,665	32,949,399
Bond	4,587,810	79,994,676	15,250,195	(20,153,470)	254,344	628,393	1,399,990	519,803	75,974,138
Capital Appreciation	1,113,650	19,330,475	2,724,033	(4,802,325)	341,714	(298,913)	2,590	1,944,177	17,294,984
Capital Appreciation Value	4,094,317	54,673,616	5,766,631	(12,487,703)	833,704	(4,608,564)	884,950	4,748,765	44,177,684
Core Bond	4,591,011	68,759,395	10,811,502	(17,754,032)	296,830	186,326	1,041,769	614,857	62,300,021
Disciplined Value	946,953	22,612,462	1,803,579	(5,811,175)	279,713	(1,829,963)	336,640	975,044	17,054,616
Disciplined Value International	2,207,660	15,106,686	12,728,479	(1,677,730)	(96,399)	(1,754,701)	411,803	—	24,306,335
Diversified Real Assets	5,578,610	30,534,142	26,400,669	(2,840,605)	(4,933)	(6,615,300)	870,778	489,576	47,473,973
98	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Debt	3,948,185	$41,672,951	$2,042,694	$(6,983,553)	$(195,317)	$1,089,441	$706,678	—	$37,626,216
Emerging Markets Equity	3,010,224	34,217,509	2,096,983	(5,629,615)	(102,983)	1,507,098	837,187	—	32,088,992
Equity Income	1,945,784	34,924,911	4,756,995	(4,210,231)	105,568	(3,530,178)	571,723	$1,976,452	32,047,065
Financial Industries	536,336	13,670,019	1,268,211	(5,446,044)	903,193	(1,266,947)	214,520	825,347	9,128,432
Floating Rate Income	1,278,146	23,237,280	1,526,743	(14,219,463)	(278,655)	138,201	531,734	—	10,404,106
Fundamental Global Franchise	1,642,034	21,075,693	1,817,076	(3,247,209)	34,889	(2,373,406)	174,049	1,183,064	17,307,043
Fundamental Large Cap Core	399,763	16,686,194	4,399,047	(2,039,527)	108,929	(305,840)	139,809	—	18,848,803
Global Equity	1,549,296	21,046,421	926,840	(4,442,582)	484,240	(786,749)	410,433	101,784	17,228,170
Global Shareholder Yield	747,546	9,492,599	428,183	(1,866,471)	289,095	(598,829)	130,462	161,150	7,744,577
Health Sciences	1,847,792	8,505,415	1,214,479	(1,359,867)	(30,338)	262,542	—	325,516	8,592,231
High Yield	7,293,628	19,737,044	6,713,686	(1,519,516)	(27,515)	(397,110)	600,261	—	24,506,589
International Dynamic Growth	357,779	5,112,807	1,490,171	(3,314,350)	370,204	140,781	18,604	—	3,799,613
International Growth	785,279	16,370,252	7,239,370	(1,288,745)	62,457	(474,045)	141,455	—	21,909,289
International Growth Stock	—	1,007,438	—	(1,022,568)	290,827	(275,697)	—	—	—
International Small Cap	—	1,989,643	—	(2,054,178)	1,129,140	(1,064,605)	—	—	—
International Small Company	2,020,179	18,022,473	4,875,589	(2,406,502)	19,054	(935,081)	426,660	423,758	19,575,533
Mid Cap Stock	1,249,762	30,629,094	6,092,611	(8,755,165)	600,134	(3,196,509)	—	3,719,499	25,370,165
Mid Value	1,775,976	34,089,445	1,572,412	(10,979,942)	(330,268)	263,387	556,579	386,366	24,615,034
Real Return Bond	—	2,386,930	—	(2,353,472)	155,561	(189,019)	—	—	—
Science & Technology	2,262,609	9,642,617	1,376,951	(2,359,741)	(595,818)	601,785	—	848,059	8,665,794
Short Duration Bond	1,693,275	—	18,049,904	(1,103,222)	2,276	68,456	—	—	17,017,414
Short Duration Credit Opportunities	2,409,721	24,942,157	2,139,822	(4,138,973)	(21,893)	43,530	443,858	—	22,964,643
Small Cap Growth	269,670	14,103,818	892,091	(11,011,049)	478,033	(158,966)	—	—	4,303,927
Small Cap Value	226,221	14,307,810	1,038,117	(11,665,323)	625,821	(245,758)	128,955	443,879	4,060,667
Spectrum Income	—	6,561,156	6,060	(6,555,820)	685,029	(696,425)	6,060	—	—
Strategic Equity Allocation	23,170,249	289,563,836	14,526,866	(48,462,257)	6,042,590	(9,115,323)	6,218,183	3,084,695	252,555,712
Strategic Income Opportunities	6,260,744	70,961,924	7,582,431	(11,896,685)	21,810	195,267	892,586	—	66,864,747
U.S. High Yield Bond	712,731	6,594,492	1,897,550	(518,600)	(16,808)	(137,973)	200,870	—	7,818,661
Value Equity	—	1,150,733	—	(1,174,479)	187,912	(164,166)	—	—	—
					$13,340,037	$(35,880,542)	$18,979,096	$23,254,456	$1,037,448,657
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	99

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager 2020 Lifetime Portfolio
Absolute Return Currency	813,979	$13,665,261	$349,628	$(6,579,608)	$(15,038)	$125,345	$233,544	—	$7,545,588
Alternative Risk Premia	771,573	—	7,797,916	(79,862)	(2,572)	(323,815)	2,890	—	7,391,667
Asia Pacific Total Return Bond	—	9,279,445	765,252	(10,091,150)	272,317	(225,864)	359,608	—	—
Blue Chip Growth	189,127	16,031,980	604,042	(9,690,711)	2,600,329	(1,577,738)	—	$231,951	7,967,902
Bond	4,452,582	68,763,384	11,965,296	(7,874,140)	90,067	790,151	1,228,239	444,503	73,734,758
Capital Appreciation	156,930	9,796,142	1,129,078	(8,938,521)	3,861,005	(3,410,588)	1,281	961,880	2,437,116
Capital Appreciation Value	3,417,217	38,171,341	6,033,273	(4,346,385)	334,693	(3,321,151)	619,442	3,324,009	36,871,771
Core Bond	4,778,205	62,602,997	8,962,988	(7,337,348)	91,047	520,552	952,504	564,268	64,840,236
Disciplined Value	58,493	11,409,741	694,406	(11,362,700)	2,241,472	(1,929,459)	165,783	480,173	1,053,460
Disciplined Value International	989,014	14,495,747	1,344,788	(4,735,177)	(203,363)	(12,946)	385,241	—	10,889,049
Diversified Real Assets	4,533,737	17,755,649	28,111,948	(1,781,179)	(3,040)	(5,501,278)	492,719	277,020	38,582,100
Emerging Markets Debt	3,237,300	34,936,198	848,630	(5,676,913)	(187,313)	930,872	587,626	—	30,851,474
Emerging Markets Equity	1,221,014	15,012,605	1,203,425	(3,915,313)	39,836	675,452	358,832	—	13,016,005
Equity Income	540,972	18,120,690	2,137,894	(10,685,568)	1,016,594	(1,679,809)	292,386	1,003,925	8,909,801
Financial Industries	317,027	6,052,323	630,713	(965,369)	158,003	(479,876)	94,513	363,632	5,395,794
Floating Rate Income	1,489,455	19,738,308	1,151,704	(8,567,735)	(169,235)	(28,881)	469,085	—	12,124,161
Fundamental Global Franchise	1,271,642	14,019,823	2,150,493	(1,016,388)	19,859	(1,770,675)	113,077	768,617	13,403,112
Fundamental Large Cap Core	187,824	10,516,076	478,159	(2,414,202)	191,705	84,166	85,836	—	8,855,904
Global Equity	1,213,143	14,185,018	1,570,745	(1,840,623)	157,988	(582,979)	270,790	67,154	13,490,149
Global Shareholder Yield	641,850	6,986,542	789,990	(779,445)	113,967	(461,484)	94,851	115,974	6,649,570
Health Sciences	1,096,519	4,561,084	1,495,245	(1,043,110)	(17,575)	103,170	—	170,727	5,098,814
High Yield	5,993,761	15,913,667	5,851,414	(1,272,765)	(13,871)	(339,406)	485,086	—	20,139,039
International Dynamic Growth	418,559	2,498,878	2,344,794	(380,717)	19,381	(37,235)	8,711	—	4,445,101
International Growth	253,652	7,963,208	444,193	(1,453,216)	243,553	(120,850)	66,935	—	7,076,888
International Growth Stock	—	454,488	—	(461,312)	131,529	(124,705)	—	—	—
International Small Cap	—	937,266	—	(967,661)	549,296	(518,901)	—	—	—
International Small Company	1,028,383	8,930,072	2,760,100	(1,230,302)	24,964	(519,805)	206,028	204,627	9,965,029
Mid Cap Stock	583,057	15,590,124	2,739,915	(5,260,878)	756,731	(1,989,836)	—	1,847,484	11,836,056
Mid Value	823,417	17,380,132	681,813	(6,738,793)	37,995	51,411	277,130	192,378	11,412,558
100	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Real Return Bond	—	$2,009,605	—	$(1,981,614)	$132,229	$(160,220)	—	—	—
Science & Technology	1,344,988	4,720,550	$1,531,263	(1,052,289)	(258,919)	210,700	—	$405,459	$5,151,305
Short Duration Bond	2,292,213	7,749,623	16,774,576	(1,591,795)	2,665	101,668	$92,215	—	23,036,737
Short Duration Credit Opportunities	1,731,982	19,553,815	1,385,172	(4,464,168)	(39,810)	70,780	341,442	—	16,505,789
Small Cap Growth	189,605	7,478,221	340,867	(4,867,688)	128,797	(54,104)	—	—	3,026,093
Small Cap Value	160,144	7,681,168	468,628	(5,368,273)	301,415	(208,359)	67,611	232,725	2,874,579
Spectrum Income	—	5,763,058	5,334	(5,758,466)	792,753	(802,679)	5,334	—	—
Strategic Equity Allocation	11,939,865	151,524,648	8,177,361	(28,139,933)	3,595,961	(5,013,509)	3,189,588	1,582,279	130,144,528
Strategic Income Opportunities	4,465,019	55,272,107	5,159,367	(12,959,957)	88,712	126,178	680,853	—	47,686,407
U.S. High Yield Bond	580,767	5,308,432	1,630,424	(441,510)	(4,089)	(122,244)	160,659	—	6,371,013
Value Equity	—	585,032	—	(597,137)	100,002	(87,897)	—	—	—
					$17,180,040	$(27,615,848)	$12,389,839	$13,238,785	$668,779,553
Multimanager 2015 Lifetime Portfolio
Absolute Return Currency	330,709	$5,441,348	$122,645	$(2,542,583)	$42,861	$1,401	$95,497	—	$3,065,672
Alternative Risk Premia	312,867	—	3,245,713	(116,337)	(1,076)	(131,033)	1,180	—	2,997,267
Asia Pacific Total Return Bond	—	4,782,290	430,129	(5,238,662)	190,962	(164,719)	177,888	—	—
Blue Chip Growth	52,239	4,992,154	323,453	(3,443,173)	716,864	(388,468)	—	$69,093	2,200,830
Bond	1,946,197	33,276,371	4,994,607	(6,397,176)	67,512	287,712	571,797	205,015	32,229,026
Capital Appreciation	45,608	2,775,467	363,333	(2,556,141)	990,750	(865,123)	348	260,968	708,286
Capital Appreciation Value	1,256,722	14,608,354	2,506,292	(2,473,505)	129,212	(1,210,321)	228,457	1,225,932	13,560,032
Core Bond	2,083,754	30,376,659	3,649,701	(5,962,715)	76,843	136,059	452,828	262,846	28,276,547
Disciplined Value	—	3,148,157	324,079	(3,605,346)	941,782	(808,672)	44,143	127,857	—
Disciplined Value International	315,455	3,625,990	646,271	(651,715)	(37,774)	(109,610)	96,438	—	3,473,162
Diversified Real Assets	1,699,597	5,966,467	12,053,996	(1,486,330)	(19,212)	(2,051,349)	160,311	90,132	14,463,572
Emerging Markets Debt	1,289,587	14,992,204	491,803	(3,529,424)	(77,410)	412,598	252,672	—	12,289,771
Emerging Markets Equity	250,816	3,763,895	370,554	(1,679,519)	100,114	118,657	86,502	—	2,673,701
Equity Income	174,264	5,431,999	841,331	(3,184,207)	256,281	(475,282)	84,493	287,010	2,870,122
Financial Industries	—	1,156,846	83,785	(1,306,596)	167,819	(101,854)	17,285	66,501	—
Floating Rate Income	785,771	8,712,495	426,792	(2,628,316)	(10,534)	(104,258)	212,598	—	6,396,179
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	101

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Fundamental Global Franchise	475,065	$5,453,937	$1,073,876	$(872,384)	$13,789	$(662,036)	$42,448	$288,532	$5,007,182
Fundamental Large Cap Core	53,732	2,381,859	786,874	(621,893)	24,971	(38,361)	18,758	—	2,533,450
Global Equity	444,929	5,431,822	819,834	(1,164,640)	101,703	(241,114)	99,175	24,594	4,947,605
Global Shareholder Yield	284,034	3,138,485	374,750	(421,978)	61,240	(209,901)	42,629	51,752	2,942,596
Health Sciences	—	738,626	74,388	(895,147)	87,650	(5,517)	—	26,537	—
High Yield	2,383,304	6,727,834	2,328,189	(911,231)	(3,226)	(133,665)	199,158	—	8,007,901
International Dynamic Growth	115,284	727,310	688,353	(194,661)	6,330	(3,017)	2,555	—	1,224,315
International Growth	87,324	2,324,250	550,080	(438,798)	20,118	(19,312)	19,431	—	2,436,338
International Growth Stock	—	142,102	—	(144,229)	41,242	(39,115)	—	—	—
International Small Cap	—	271,126	—	(279,953)	69,768	(60,941)	—	—	—
International Small Company	316,177	2,767,411	1,052,553	(606,358)	13,924	(163,776)	61,148	60,732	3,063,754
Mid Cap Stock	147,124	4,611,016	977,774	(2,287,552)	627,696	(942,307)	—	525,820	2,986,627
Mid Value	209,196	5,290,543	498,811	(2,980,719)	240,413	(149,590)	80,943	56,189	2,899,458
Real Return Bond	—	880,541	—	(868,153)	58,287	(70,675)	—	—	—
Science & Technology	—	892,133	124,071	(1,070,343)	63,878	(9,739)	—	73,452	—
Short Duration Bond	1,276,694	3,661,196	10,124,338	(1,011,254)	763	55,730	43,081	—	12,830,773
Short Duration Credit Opportunities	695,371	7,993,827	634,191	(2,011,830)	(21,314)	32,012	136,994	—	6,626,886
Small Cap Growth	45,270	2,021,683	193,163	(1,520,402)	33,410	(5,349)	—	—	722,505
Small Cap Value	38,397	2,063,873	241,768	(1,656,515)	108,295	(68,196)	17,369	59,787	689,225
Spectrum Income	—	2,300,022	2,132	(2,298,097)	446,274	(450,331)	2,133	—	—
Strategic Equity Allocation	3,630,198	48,773,515	4,566,020	(13,571,865)	1,548,824	(1,747,340)	980,104	486,207	39,569,154
Strategic Income Opportunities	1,795,482	22,593,840	2,169,464	(5,669,143)	146,150	(64,559)	273,460	—	19,175,752
U.S. High Yield Bond	232,630	2,246,687	647,582	(292,222)	4,643	(54,743)	66,417	—	2,551,947
Value Equity	—	165,854	—	(169,265)	29,389	(25,978)	—	—	—
					$7,259,211	$(10,532,082)	$4,568,240	$4,248,956	$243,419,635
Multimanager 2010 Lifetime Portfolio
Absolute Return Currency	241,661	$3,933,171	$106,442	$(1,833,047)	$3,354	$30,277	$67,603	—	$2,240,197
Alternative Risk Premia	226,709	—	2,280,955	(14,134)	(49)	(94,904)	834	—	2,171,868
Asia Pacific Total Return Bond	—	3,262,195	290,892	(3,570,915)	123,918	(106,090)	121,003	—	—
Blue Chip Growth	12,510	2,400,038	233,367	(2,312,140)	845,740	(639,947)	—	$33,885	527,058
102	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Bond	1,407,583	$24,045,679	$3,313,961	$(4,300,017)	$41,613	$208,346	$407,867	$146,832	$23,309,582
Capital Appreciation	—	1,285,128	217,157	(1,583,636)	698,455	(617,104)	164	123,244	—
Capital Appreciation Value	797,532	8,507,665	2,098,763	(1,326,550)	99,958	(774,465)	135,333	726,216	8,605,371
Core Bond	1,542,999	22,304,841	2,469,631	(3,990,922)	49,184	105,757	329,938	192,184	20,938,491
Disciplined Value	—	2,134,725	271,761	(2,498,328)	519,270	(427,428)	30,158	87,351	—
Disciplined Value International	196,003	1,181,693	1,380,096	(230,744)	(13,286)	(159,761)	32,786	—	2,157,998
Diversified Real Assets	1,112,044	3,432,188	8,120,127	(748,062)	(4,875)	(1,335,887)	92,734	52,138	9,463,491
Emerging Markets Debt	881,579	9,877,256	302,236	(1,976,668)	(68,497)	267,126	163,490	—	8,401,453
Emerging Markets Equity	58,304	1,703,689	220,872	(1,462,951)	147,828	12,079	39,528	—	621,517
Equity Income	31,001	3,738,795	563,742	(3,849,926)	496,033	(438,060)	58,467	199,505	510,584
Floating Rate Income	665,694	5,731,522	643,704	(855,711)	(4,814)	(95,951)	152,395	—	5,418,750
Fundamental Global Franchise	259,122	2,731,443	759,928	(413,751)	244	(346,720)	21,415	145,566	2,731,144
Fundamental Large Cap Core	23,945	1,663,460	188,596	(802,339)	68,785	10,495	13,217	—	1,128,997
Global Equity	308,157	3,438,438	822,755	(716,936)	53,243	(170,794)	63,755	15,811	3,426,706
Global Shareholder Yield	227,446	2,325,859	471,183	(312,187)	47,535	(176,045)	31,378	38,191	2,356,345
High Yield	1,624,456	4,407,985	1,628,250	(483,001)	(912)	(94,151)	130,607	—	5,458,171
International Dynamic Growth	35,692	377,365	179,400	(207,810)	16,042	14,049	1,390	—	379,046
International Growth	67,581	1,204,287	1,009,400	(277,706)	7,755	(58,219)	10,565	—	1,885,517
International Growth Stock	—	73,650	—	(74,753)	21,472	(20,369)	—	—	—
International Small Cap	—	130,717	—	(134,970)	30,941	(26,688)	—	—	—
International Small Company	178,403	1,287,031	838,099	(290,546)	6,144	(112,004)	28,683	28,487	1,728,724
Mid Cap Stock	59,014	2,158,464	545,269	(1,372,792)	293,322	(426,276)	—	248,484	1,197,987
Mid Value	82,501	2,743,592	363,026	(2,051,580)	154,932	(66,502)	42,580	29,558	1,143,468
Real Return Bond	—	616,380	—	(607,773)	41,948	(50,555)	—	—	—
Short Duration Bond	1,124,009	3,234,540	8,613,355	(600,241)	72	48,567	37,843	—	11,296,293
Short Duration Credit Opportunities	492,486	5,352,312	393,938	(1,057,781)	(15,816)	20,743	91,938	—	4,693,396
Small Cap Growth	15,325	649,735	83,206	(496,203)	18,216	(10,370)	—	—	244,584
Small Cap Value	13,004	904,068	140,266	(841,213)	52,857	(22,557)	7,754	26,690	233,421
Spectrum Income	—	1,495,051	1,381	(1,493,807)	288,712	(291,337)	1,381	—	—
Strategic Equity Allocation	2,008,524	26,425,595	2,965,538	(7,367,402)	792,045	(922,865)	539,743	267,753	21,892,911
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	103

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Income Opportunities	1,270,292	$15,207,552	$1,417,206	$(3,104,379)	$86,732	$(40,395)	$184,082	—	$13,566,716
U.S. High Yield Bond	158,506	1,469,995	459,480	(156,745)	4,793	(38,709)	43,225	—	1,738,814
Value Equity	—	74,170	—	(75,683)	15,643	(14,130)	—	—	—
					$4,918,537	$(6,860,844)	$2,881,856	$2,361,895	$159,468,600
Note 8—Subsequent events
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the funds' performance, resulting in losses to your investment.
104	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Robert E. Sykes, CFA
Nathan W. Thooft, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The portfolios' proxy voting policies and procedures, as well as the portfolio proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the portfolios' holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The portfolios' Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       105

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach: We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Multimanager Lifetime Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1105640	LCSA 2/20 4/20

ITEM 2. CODE OF ETHICS.

(a)	Not Applicable
(b)	Not Applicable
(c)	Not Applicable
(d)	Not Applicable
(e)	Not Applicable
(f)	Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Not Applicable
(b)	Not Applicable
(c)	Not Applicable
(d)	Not Applicable
(e)	Not Applicable
(f)	Not Applicable.
(g)	Not Applicable
(h)	Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Included with Item 1.

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew Arnott

_______________________________

Andrew Arnott

President

Date: April 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott

_______________________________

Andrew Arnott

President

Date: April 7, 2020

/s/ Charles A. Rizzo

_________________________________

Charles A. Rizzo

Chief Financial Officer

Date: April 7, 2020